UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

250 West 34th Street, 3rd Floor

New York, NY 10119

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

WisdomTree India Hedged Equity Fund

Ticker: INDH

Principal Listing Exchange: NASDAQ

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

This semi-annual shareholder report contains important information about the WisdomTree India Hedged Equity Fund (the "Fund") for the period of May 9, 2024 to September 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree India Hedged Equity Fund	$26	0.63%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$55,260,941
# of Portfolio Holdings	75
Portfolio Turnover Rate	0%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Reliance Industries Ltd.	9.0%
HDFC Bank Ltd.	8.0%
Infosys Ltd.	6.3%
ICICI Bank Ltd.	6.2%
Tata Consultancy Services Ltd.	4.1%
Bharti Airtel Ltd.	3.9%
Mahindra & Mahindra Ltd.	2.8%
Axis Bank Ltd.	2.7%
Hindustan Unilever Ltd.	2.5%
Larsen & Toubro Ltd.	2.2%

Sector Breakdown (% of Net Assets)

Financials	22.8%
Information Technology	14.2%
Consumer Discretionary	13.8%
Energy	12.2%
Consumer Staples	9.0%
Materials	8.7%
Industrials	6.6%
Health Care	5.5%
Utilities	5.1%
Communication Services	4.4%
Real Estate	0.5%
Other Assets and Liabilities, Net	(2.8)%
Total	100.0%

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree India Hedged Equity Fund

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

Ticker: INDH

INDH - 092024

WisdomTree U.S. MidCap Quality Growth Fund

Ticker: QMID

Principal Listing Exchange: NASDAQ

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

This semi-annual shareholder report contains important information about the WisdomTree U.S. MidCap Quality Growth Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. MidCap Quality Growth Fund	$19	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$1,381,103
# of Portfolio Holdings	122
Portfolio Turnover Rate	16%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

United Therapeutics Corp.	1.5%
Insulet Corp.	1.5%
Toll Brothers, Inc.	1.5%
Coherent Corp.	1.4%
Casey's General Stores, Inc.	1.4%
Comfort Systems USA, Inc.	1.3%
Ubiquiti, Inc.	1.3%
Jack Henry & Associates, Inc.	1.3%
Clean Harbors, Inc.	1.2%
Floor & Decor Holdings, Inc., Class A	1.2%

Sector Breakdown (% of Net Assets)

Industrials	23.2%
Consumer Discretionary	20.4%
Information Technology	13.1%
Health Care	12.0%
Financials	7.7%
Consumer Staples	7.6%
Energy	7.3%
Communication Services	4.9%
Materials	3.6%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. MidCap Quality Growth Fund

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

Ticker: QMID

QMID - 092024

WisdomTree U.S. SmallCap Quality Growth Fund

Ticker: QSML

Principal Listing Exchange: NASDAQ

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

This semi-annual shareholder report contains important information about the WisdomTree U.S. SmallCap Quality Growth Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. SmallCap Quality Growth Fund	$19	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$6,100,785
# of Portfolio Holdings	345
Portfolio Turnover Rate	21%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Inspire Medical Systems, Inc.	0.9%
CSW Industrials, Inc.	0.8%
Shift4 Payments, Inc., Class A	0.8%
CorVel Corp.	0.8%
Champion Homes, Inc.	0.8%
Group 1 Automotive, Inc.	0.8%
TransMedics Group, Inc.	0.7%
Schneider National, Inc., Class B	0.7%
Piper Sandler Cos.	0.7%
Moelis & Co., Class A	0.7%

Sector Breakdown (% of Net Assets)

Consumer Discretionary	23.6%
Industrials	22.2%
Information Technology	13.0%
Health Care	11.9%
Financials	9.8%
Consumer Staples	6.6%
Energy	5.3%
Materials	4.7%
Communication Services	2.8%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. SmallCap Quality Growth Fund

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

Ticker: QSML

QSML - 092024

WisdomTree China ex-State-Owned Enterprises Fund

Ticker: CXSE

Principal Listing Exchange: NASDAQ

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

This semi-annual shareholder report contains important information about the WisdomTree China ex-State-Owned Enterprises Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree China ex-State-Owned Enterprises Fund	$19	0.32%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$437,669,096
# of Portfolio Holdings	191
Portfolio Turnover Rate	4%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Tencent Holdings Ltd.	12.3%
Alibaba Group Holding Ltd.	11.2%
Meituan, Class B	5.2%
PDD Holdings, Inc.	4.8%
Contemporary Amperex Technology Co. Ltd., Class A	2.8%
JD.com, Inc., Class A	2.8%
Ping An Insurance Group Co. of China Ltd., Class H	2.7%
Ping An Insurance Group Co. of China Ltd., Class A	2.4%
NetEase, Inc.	2.4%
Baidu, Inc., Class A	2.2%

Sector Breakdown (% of Net Assets)

Consumer Discretionary	36.8%
Communication Services	20.2%
Information Technology	8.9%
Health Care	8.6%
Industrials	8.4%
Financials	7.7%
Consumer Staples	4.4%
Materials	2.8%
Real Estate	1.6%
Utilities	0.4%
Energy	0.1%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree China ex-State-Owned Enterprises Fund

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

Ticker: CXSE

CXSE - 092024

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund

Ticker: XSOE

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	$17	0.32%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$2,129,501,182
# of Portfolio Holdings	675
Portfolio Turnover Rate	5%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	8.8%
Tencent Holdings Ltd.	5.2%
Alibaba Group Holding Ltd.	3.4%
Samsung Electronics Co. Ltd.	2.9%
HDFC Bank Ltd.	1.6%
Meituan, Class B	1.6%
Reliance Industries Ltd.	1.5%
Al Rajhi Bank	1.5%
PDD Holdings, Inc.	1.5%
MercadoLibre, Inc.	1.3%

Sector Breakdown (% of Net Assets)

Information Technology	24.1%
Consumer Discretionary	18.3%
Financials	17.3%
Communication Services	10.2%
Industrials	8.1%
Materials	6.2%
Consumer Staples	5.8%
Health Care	5.7%
Energy	2.5%
Utilities	1.5%
Real Estate	1.3%
Other Assets and Liabilities, Net	(1.0)%
Total	100.0%

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

Ticker: XSOE

XSOE - 092024

WisdomTree Emerging Markets High Dividend Fund

Ticker: DEM

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Emerging Markets High Dividend Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets High Dividend Fund	$33	0.63%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$2,976,740,531
# of Portfolio Holdings	482
Portfolio Turnover Rate	4%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

MediaTek, Inc.	6.0%
Petroleo Brasileiro SA	5.1%
Hon Hai Precision Industry Co. Ltd.	3.7%
China Construction Bank Corp., Class H	3.1%
Vale SA	2.7%
China Shenhua Energy Co. Ltd., Class H	2.6%
PetroChina Co. Ltd., Class H	2.3%
ASE Technology Holding Co. Ltd.	2.0%
Coal India Ltd.	1.8%
Power Grid Corp. of India Ltd.	1.7%

Sector Breakdown (% of Net Assets)

Financials	26.2%
Energy	20.7%
Information Technology	20.3%
Materials	12.0%
Industrials	5.2%
Utilities	5.1%
Consumer Staples	3.8%
Consumer Discretionary	2.7%
Communication Services	2.2%
Real Estate	1.7%
Health Care	0.2%
Other Assets and Liabilities, Net	(0.1)%
Total	100.0%

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Emerging Markets High Dividend Fund

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

Ticker: DEM

DEM - 092024

WisdomTree Emerging Markets Multifactor Fund

Ticker: EMMF

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Emerging Markets Multifactor Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets Multifactor Fund	$25	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$36,858,607
# of Portfolio Holdings	216
Portfolio Turnover Rate	52%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	8.8%
Samsung Electronics Co. Ltd.	1.4%
PICC Property & Casualty Co. Ltd., Class H	1.2%
Fuyao Glass Industry Group Co. Ltd., Class H	1.1%
LG Uplus Corp.	1.0%
SK Telecom Co. Ltd.	1.0%
Want Want China Holdings Ltd.	1.0%
Standard Bank Group Ltd.	1.0%
Yum China Holdings, Inc.	1.0%
Bajaj Auto Ltd.	0.9%

Sector Breakdown (% of Net Assets)

Information Technology	22.0%
Financials	16.3%
Consumer Discretionary	13.9%
Consumer Staples	10.2%
Communication Services	9.8%
Industrials	9.2%
Utilities	5.8%
Health Care	5.5%
Materials	4.6%
Energy	3.9%
Other Assets and Liabilities, Net	(1.2)%
Total	100.0%

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Emerging Markets Multifactor Fund

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

Ticker: EMMF

EMMF - 092024

WisdomTree Emerging Markets Quality Dividend Growth Fund

Ticker: DGRE

Principal Listing Exchange: NASDAQ

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Emerging Markets Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets Quality Dividend Growth Fund	$17	0.32%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$149,414,506
# of Portfolio Holdings	284
Portfolio Turnover Rate	21%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	8.4%
Samsung Electronics Co. Ltd.	2.8%
Yuhan Corp.	1.7%
Al Rajhi Bank	1.5%
Reliance Industries Ltd.	1.5%
PTT PCL	1.2%
Info Edge India Ltd.	1.2%
Hindustan Petroleum Corp. Ltd.	1.2%
GAIL India Ltd.	1.1%
Infosys Ltd.	1.1%

Sector Breakdown (% of Net Assets)

Information Technology	20.4%
Financials	14.2%
Consumer Discretionary	13.3%
Consumer Staples	10.7%
Industrials	10.5%
Energy	8.0%
Materials	6.9%
Health Care	6.3%
Utilities	5.7%
Communication Services	4.9%
Real Estate	1.0%
Other Assets and Liabilities, Net	(1.9)%
Total	100.0%

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Emerging Markets Quality Dividend Growth Fund

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

Ticker: DGRE

DGRE - 092024

WisdomTree Emerging Markets SmallCap Dividend Fund

Ticker: DGS

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024 (unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Emerging Markets SmallCap Dividend Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets SmallCap Dividend Fund	$30	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$2,269,141,470
# of Portfolio Holdings	948
Portfolio Turnover Rate	3%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Oil India Ltd.	1.4%
Truworths International Ltd.	1.1%
Old Mutual Ltd.	1.0%
Mr. Price Group Ltd.	0.9%
Chicony Electronics Co. Ltd.	0.9%
Redefine Properties Ltd.	0.8%
BNK Financial Group, Inc.	0.8%
Lojas Renner SA	0.7%
Tisco Financial Group PCL	0.7%
King Yuan Electronics Co. Ltd.	0.7%

Sector Breakdown (% of Net Assets)

Information Technology	17.4%
Financials	15.0%
Industrials	14.6%
Materials	12.2%
Consumer Discretionary	11.9%
Consumer Staples	6.6%
Real Estate	6.4%
Energy	5.6%
Utilities	5.5%
Health Care	3.1%
Communication Services	2.2%
Investment Company	0.0%Footnote Reference*
Other Assets and Liabilities, Net	(0.5)%
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Emerging Markets SmallCap Dividend Fund

Semi-Annual Shareholder Report - September 30, 2024 (unaudited)

Ticker: DGS

DGS - 092024

WisdomTree Europe Hedged Equity Fund

Ticker: HEDJ

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Europe Hedged Equity Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Europe Hedged Equity Fund	$29	0.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized. Included in the expense ratio are “Other fees” which are not annualized. Without these expenses, the expense ratio would have been 0.58%.

Key Fund Statistics

Total Net Assets	$1,636,568,910
# of Portfolio Holdings	147
Portfolio Turnover Rate	5%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Banco Bilbao Vizcaya Argentaria SA	7.5%
Stellantis NV	4.9%
ASML Holding NV	4.4%
Siemens AG	4.3%
Deutsche Telekom AG	3.9%
Banco Santander SA	3.3%
Sanofi SA	3.2%
LVMH Moet Hennessy Louis Vuitton SE	3.0%
Mercedes-Benz Group AG	2.9%
L'Oreal SA	2.9%

Sector Breakdown (% of Net Assets)

Industrials	20.9%
Consumer Discretionary	20.5%
Financials	15.7%
Consumer Staples	13.3%
Information Technology	9.5%
Health Care	7.5%
Communication Services	6.1%
Materials	5.1%
Energy	0.9%
Utilities	0.2%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Europe Hedged Equity Fund

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

Ticker: HEDJ

HEDJ - 092024

WisdomTree Europe Hedged SmallCap Equity Fund

Ticker: EUSC

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Europe Hedged SmallCap Equity Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Europe Hedged SmallCap Equity Fund	$30	0.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized. Included in the expense ratio are “Other fees” which are not annualized. Without these expenses, the expense ratio would have been 0.58%.

Key Fund Statistics

Total Net Assets	$48,768,179
# of Portfolio Holdings	236
Portfolio Turnover Rate	6%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Banca Mediolanum SpA	2.8%
Rexel SA	2.5%
Banco BPM SpA	2.3%
Klepierre SA	2.1%
Unipol Gruppo SpA	1.9%
HochTief AG	1.8%
BAWAG Group AG	1.7%
A2A SpA	1.6%
Merlin Properties Socimi SA	1.6%
Bankinter SA	1.6%

Sector Breakdown (% of Net Assets)

Industrials	24.3%
Financials	21.6%
Materials	10.9%
Utilities	9.6%
Real Estate	7.8%
Consumer Discretionary	6.7%
Information Technology	4.8%
Communication Services	4.6%
Consumer Staples	4.1%
Energy	2.9%
Health Care	2.5%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Europe Hedged SmallCap Equity Fund

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

Ticker: EUSC

EUSC - 092024

WisdomTree Europe Quality Dividend Growth Fund

Ticker: EUDG

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Europe Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Europe Quality Dividend Growth Fund	$31	0.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized. Included in the expense ratio are “Other fees” which are not annualized. Without these expenses, the expense ratio would have been 0.58%.

Key Fund Statistics

Total Net Assets	$71,673,182
# of Portfolio Holdings	221
Portfolio Turnover Rate	2%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

LVMH Moet Hennessy Louis Vuitton SE	4.8%
Industria de Diseno Textil SA	4.6%
Unilever PLC	3.8%
Nestle SA	3.8%
Novartis AG	3.7%
Roche Holding AG	3.6%
Deutsche Telekom AG	3.3%
Sanofi SA	2.7%
AstraZeneca PLC	2.5%
ASML Holding NV	2.4%

Sector Breakdown (% of Net Assets)

Industrials	21.3%
Health Care	19.5%
Consumer Staples	17.5%
Consumer Discretionary	16.5%
Communication Services	6.4%
Materials	5.8%
Financials	4.8%
Information Technology	4.6%
Utilities	2.2%
Energy	0.5%
Real Estate	0.1%
Other Assets and Liabilities, Net	0.8%
Total	100.0%

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Europe Quality Dividend Growth Fund

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

Ticker: EUDG

EUDG - 092024

WisdomTree Europe SmallCap Dividend Fund

Ticker: DFE

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Europe SmallCap Dividend Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Europe SmallCap Dividend Fund	$31	0.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized. Included in the expense ratio are “Other fees” which are not annualized. Without these expenses, the expense ratio would have been 0.58%.

Key Fund Statistics

Total Net Assets	$175,292,544
# of Portfolio Holdings	288
Portfolio Turnover Rate	8%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

MPC Container Ships ASA	1.8%
Outokumpu OYJ	1.3%
4imprint Group PLC	1.3%
OC Oerlikon Corp. AG	1.3%
Peab AB, Class B	1.3%
Bridgepoint Group PLC	1.3%
Plus500 Ltd.	1.3%
Anima Holding SpA	1.3%
D/S Norden AS	1.2%
Sacyr SA	1.1%

Sector Breakdown (% of Net Assets)

Industrials	31.1%
Financials	13.7%
Consumer Discretionary	11.7%
Information Technology	8.9%
Materials	8.3%
Real Estate	7.2%
Consumer Staples	5.2%
Communication Services	4.2%
Health Care	3.5%
Energy	2.9%
Utilities	2.0%
Investment Company	0.1%
Other Assets and Liabilities, Net	1.2%
Total	100.0%

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Europe SmallCap Dividend Fund

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

Ticker: DFE

DFE - 092024

WisdomTree Global ex-U.S. Quality Dividend Growth Fund

Ticker: DNL

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Global ex-U.S. Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Global ex-U.S. Quality Dividend Growth Fund	$21	0.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$633,351,394
# of Portfolio Holdings	296
Portfolio Turnover Rate	2%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	6.6%
Roche Holding AG	5.0%
Novo Nordisk AS, Class B	4.9%
Samsung Electronics Co. Ltd.	3.5%
Tencent Holdings Ltd.	3.4%
Canadian Natural Resources Ltd.	3.4%
Deutsche Post AG	2.8%
ASML Holding NV	2.7%
UBS Group AG	2.6%
Imperial Brands PLC	2.5%

Sector Breakdown (% of Net Assets)

Information Technology	21.7%
Industrials	18.0%
Health Care	14.6%
Consumer Discretionary	9.2%
Materials	8.0%
Communication Services	6.9%
Consumer Staples	6.6%
Energy	6.4%
Financials	5.9%
Utilities	2.2%
Real Estate	0.1%
Investment Company	0.0%Footnote Reference*
Other Assets and Liabilities, Net	0.4%
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

Ticker: DNL

DNL - 092024

WisdomTree Global High Dividend Fund

Ticker: DEW

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Global High Dividend Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Global High Dividend Fund	$31	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$110,037,629
# of Portfolio Holdings	654
Portfolio Turnover Rate	5%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

AbbVie, Inc.	4.2%
Coca-Cola Co.	3.2%
Altria Group, Inc.	2.4%
Philip Morris International, Inc.	2.1%
Chevron Corp.	2.0%
Bank of America Corp.	1.9%
International Business Machines Corp.	1.8%
Pfizer, Inc.	1.5%
Bristol-Myers Squibb Co.	1.3%
Gilead Sciences, Inc.	1.2%

Sector Breakdown (% of Net Assets)

Financials	27.7%
Consumer Staples	12.8%
Utilities	11.2%
Real Estate	10.4%
Health Care	10.1%
Energy	9.7%
Information Technology	4.5%
Industrials	3.7%
Consumer Discretionary	3.3%
Materials	3.3%
Communication Services	2.7%
Investment Company	0.2%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Global High Dividend Fund

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

Ticker: DEW

DEW - 092024

WisdomTree India Earnings Fund

Ticker: EPI

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

This semi-annual shareholder report contains important information about the WisdomTree India Earnings Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree India Earnings Fund	$45	0.83%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$4,118,246,331
# of Portfolio Holdings	476
Portfolio Turnover Rate	5%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Reliance Industries Ltd.	7.3%
HDFC Bank Ltd.	5.3%
ICICI Bank Ltd.	5.1%
Infosys Ltd.	4.6%
Coal India Ltd.	3.1%
Oil & Natural Gas Corp. Ltd.	2.9%
Tata Consultancy Services Ltd.	2.7%
Mahindra & Mahindra Ltd.	2.7%
NTPC Ltd.	2.5%
Power Grid Corp. of India Ltd.	2.3%

Sector Breakdown (% of Net Assets)

Financials	22.3%
Energy	17.3%
Materials	13.9%
Information Technology	11.6%
Industrials	9.3%
Consumer Discretionary	8.8%
Utilities	8.8%
Health Care	5.1%
Consumer Staples	4.1%
Communication Services	2.0%
Real Estate	1.0%
Other Assets and Liabilities, Net	(4.2)%
Total	100.0%

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree India Earnings Fund

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

Ticker: EPI

EPI - 092024

WisdomTree International AI Enhanced Value Fund

Ticker: AIVI

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

This semi-annual shareholder report contains important information about the WisdomTree International AI Enhanced Value Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International AI Enhanced Value Fund	$31	0.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized. Included in the expense ratio are “Other fees” which are not annualized. Without these expenses, the expense ratio would have been 0.58%.

Key Fund Statistics

Total Net Assets	$70,013,176
# of Portfolio Holdings	122
Portfolio Turnover Rate	64%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

BASF SE	3.5%
Zurich Insurance Group AG	3.5%
British American Tobacco PLC	3.3%
Vinci SA	3.3%
Mercedes-Benz Group AG	3.2%
Bridgestone Corp.	3.1%
Swiss Re AG	3.0%
Takeda Pharmaceutical Co. Ltd.	3.0%
M&G PLC	2.9%
Groupe Bruxelles Lambert NV	2.7%

Sector Breakdown (% of Net Assets)

Financials	24.7%
Industrials	17.1%
Consumer Staples	13.2%
Materials	10.1%
Real Estate	8.9%
Health Care	7.8%
Consumer Discretionary	7.3%
Utilities	3.4%
Energy	2.5%
Communication Services	2.4%
Information Technology	0.8%
Investment Company	0.4%
Other Assets and Liabilities, Net	1.4%
Total	100.0%

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree International AI Enhanced Value Fund

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

Ticker: AIVI

AIVI - 092024

WisdomTree International Equity Fund

Ticker: DWM

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

This semi-annual shareholder report contains important information about the WisdomTree International Equity Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International Equity Fund	$26	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized. Included in the expense ratio are “Other fees” which are not annualized. Without these expenses, the expense ratio would have been 0.48%.

Key Fund Statistics

Total Net Assets	$551,263,616
# of Portfolio Holdings	1,028
Portfolio Turnover Rate	3%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

HSBC Holdings PLC	1.8%
Novartis AG	1.7%
Nestle SA	1.3%
TotalEnergies SE	1.3%
Industria de Diseno Textil SA	1.2%
Roche Holding AG	1.2%
Allianz SE	1.1%
Unilever PLC	1.1%
British American Tobacco PLC	1.0%
Siemens AG	1.0%

Sector Breakdown (% of Net Assets)

Financials	27.0%
Industrials	15.7%
Consumer Discretionary	10.7%
Consumer Staples	9.1%
Health Care	8.5%
Communication Services	5.6%
Utilities	5.6%
Materials	5.5%
Energy	5.2%
Information Technology	3.4%
Real Estate	2.8%
Other Assets and Liabilities, Net	0.9%
Total	100.0%

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree International Equity Fund

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

Ticker: DWM

DWM - 092024

WisdomTree International Hedged Quality Dividend Growth Fund

Ticker: IHDG

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

This semi-annual shareholder report contains important information about the WisdomTree International Hedged Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International Hedged Quality Dividend Growth Fund	$29	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$2,838,070,458
# of Portfolio Holdings	255
Portfolio Turnover Rate	5%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Industria de Diseno Textil SA	5.7%
LVMH Moet Hennessy Louis Vuitton SE	4.2%
AstraZeneca PLC	3.7%
Novartis AG	3.7%
Roche Holding AG	3.6%
ASML Holding NV	3.5%
Deutsche Post AG	2.8%
Novo Nordisk AS, Class B	2.8%
UBS Group AG	2.5%
Imperial Brands PLC	2.3%

Sector Breakdown (% of Net Assets)

Consumer Discretionary	20.7%
Health Care	19.8%
Industrials	18.4%
Information Technology	11.2%
Materials	9.1%
Consumer Staples	8.2%
Financials	5.2%
Communication Services	3.3%
Utilities	2.2%
Real Estate	1.2%
Energy	0.8%
Investment Company	0.0%Footnote Reference*
Other Assets and Liabilities, Net	(0.1)%
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree International Hedged Quality Dividend Growth Fund

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

Ticker: IHDG

IHDG - 092024

WisdomTree International High Dividend Fund

Ticker: DTH

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

This semi-annual shareholder report contains important information about the WisdomTree International High Dividend Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International High Dividend Fund	$30	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$332,973,918
# of Portfolio Holdings	519
Portfolio Turnover Rate	4%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

TotalEnergies SE	3.4%
British American Tobacco PLC	2.5%
Enel SpA	2.4%
HSBC Holdings PLC	2.4%
Bayerische Motoren Werke AG	2.2%
Iberdrola SA	2.1%
Mercedes-Benz Group AG	1.9%
Rio Tinto PLC	1.7%
Stellantis NV	1.5%
Allianz SE	1.5%

Sector Breakdown (% of Net Assets)

Financials	28.5%
Utilities	13.2%
Industrials	10.1%
Energy	9.7%
Consumer Discretionary	8.7%
Communication Services	8.0%
Materials	6.8%
Consumer Staples	6.7%
Real Estate	4.3%
Health Care	2.8%
Information Technology	0.4%
Investment Company	0.0%Footnote Reference*
Other Assets and Liabilities, Net	0.8%
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree International High Dividend Fund

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

Ticker: DTH

DTH - 092024

WisdomTree International LargeCap Dividend Fund

Ticker: DOL

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

This semi-annual shareholder report contains important information about the WisdomTree International LargeCap Dividend Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International LargeCap Dividend Fund	$25	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$535,290,422
# of Portfolio Holdings	275
Portfolio Turnover Rate	2%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Novartis AG	2.4%
HSBC Holdings PLC	2.2%
Nestle SA	1.9%
TotalEnergies SE	1.8%
Industria de Diseno Textil SA	1.6%
Roche Holding AG	1.6%
Unilever PLC	1.5%
AstraZeneca PLC	1.4%
Allianz SE	1.4%
Siemens AG	1.3%

Sector Breakdown (% of Net Assets)

Financials	27.4%
Industrials	13.2%
Consumer Discretionary	11.2%
Consumer Staples	10.8%
Health Care	10.6%
Communication Services	6.1%
Utilities	6.0%
Energy	5.9%
Materials	4.3%
Information Technology	2.8%
Real Estate	0.9%
Other Assets and Liabilities, Net	0.8%
Total	100.0%

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree International LargeCap Dividend Fund

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

Ticker: DOL

DOL - 092024

WisdomTree International MidCap Dividend Fund

Ticker: DIM

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

This semi-annual shareholder report contains important information about the WisdomTree International MidCap Dividend Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International MidCap Dividend Fund	$31	0.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized. Included in the expense ratio are “Other fees” which are not annualized. Without these expenses, the expense ratio would have been 0.58%.

Key Fund Statistics

Total Net Assets	$140,000,861
# of Portfolio Holdings	572
Portfolio Turnover Rate	3%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Amundi SA	0.8%
Koninklijke KPN NV	0.7%
Coles Group Ltd.	0.7%
Mediobanca Banca di Credito Finanziario SpA	0.7%
Power Assets Holdings Ltd.	0.7%
Hong Kong & China Gas Co. Ltd.	0.6%
Link REIT	0.6%
Bank Hapoalim BM	0.6%
Banca Mediolanum SpA	0.6%
Scentre Group	0.6%

Sector Breakdown (% of Net Assets)

Industrials	22.6%
Financials	20.3%
Consumer Discretionary	10.8%
Materials	9.0%
Real Estate	9.0%
Utilities	6.2%
Consumer Staples	5.5%
Communication Services	4.7%
Information Technology	4.2%
Energy	4.0%
Health Care	3.0%
Other Assets and Liabilities, Net	0.7%
Total	100.0%

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree International MidCap Dividend Fund

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

Ticker: DIM

DIM - 092024

WisdomTree International Multifactor Fund

Ticker: DWMF

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

This semi-annual shareholder report contains important information about the WisdomTree International Multifactor Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International Multifactor Fund	$20	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$31,116,197
# of Portfolio Holdings	202
Portfolio Turnover Rate	53%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Otsuka Holdings Co. Ltd.	1.4%
Ono Pharmaceutical Co. Ltd.	1.4%
ANA Holdings, Inc.	1.3%
Oracle Corp.	1.2%
Novartis AG	1.2%
TOTO Ltd.	1.2%
TIS, Inc.	1.1%
Kyowa Kirin Co. Ltd.	1.1%
McDonald's Holdings Co. Japan Ltd.	1.0%
Check Point Software Technologies Ltd.	1.0%

Sector Breakdown (% of Net Assets)

Financials	18.1%
Industrials	15.4%
Health Care	15.0%
Consumer Staples	13.4%
Consumer Discretionary	9.1%
Communication Services	8.5%
Utilities	5.8%
Materials	4.3%
Information Technology	4.0%
Energy	3.3%
Real Estate	2.4%
Other Assets and Liabilities, Net	0.7%
Total	100.0%

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree International Multifactor Fund

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

Ticker: DWMF

DWMF - 092024

WisdomTree International Quality Dividend Growth Fund

Ticker: IQDG

Principal Listing Exchange: Cboe BZX Exchange

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

This semi-annual shareholder report contains important information about the WisdomTree International Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International Quality Dividend Growth Fund	$21	0.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$972,298,230
# of Portfolio Holdings	247
Portfolio Turnover Rate	1%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Industria de Diseno Textil SA	5.6%
LVMH Moet Hennessy Louis Vuitton SE	4.1%
Novartis AG	3.7%
AstraZeneca PLC	3.6%
Roche Holding AG	3.6%
ASML Holding NV	3.4%
Novo Nordisk AS, Class B	2.8%
Deutsche Post AG	2.7%
UBS Group AG	2.5%
Imperial Brands PLC	2.2%

Sector Breakdown (% of Net Assets)

Consumer Discretionary	20.6%
Health Care	19.7%
Industrials	18.3%
Information Technology	11.2%
Materials	9.1%
Consumer Staples	8.1%
Financials	5.0%
Communication Services	3.2%
Utilities	2.2%
Real Estate	1.2%
Energy	0.9%
Other Assets and Liabilities, Net	0.5%
Total	100.0%

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree International Quality Dividend Growth Fund

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

Ticker: IQDG

IQDG - 092024

WisdomTree International SmallCap Dividend Fund

Ticker: DLS

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

This semi-annual shareholder report contains important information about the WisdomTree International SmallCap Dividend Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International SmallCap Dividend Fund	$31	0.59%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized. Included in the expense ratio are “Other fees” which are not annualized. Without these expenses, the expense ratio would have been 0.58%.

Key Fund Statistics

Total Net Assets	$1,019,317,741
# of Portfolio Holdings	919
Portfolio Turnover Rate	5%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Rubis SCA	0.9%
Hoegh Autoliners ASA	0.8%
TORM PLC, Class A	0.8%
ACEA SpA	0.7%
SBM Offshore NV	0.7%
Bank of Georgia Group PLC	0.7%
Cofinimmo SA	0.6%
Super Retail Group Ltd.	0.6%
Fujikura Ltd.	0.6%
D/S Norden AS	0.6%

Sector Breakdown (% of Net Assets)

Industrials	27.4%
Financials	14.0%
Consumer Discretionary	12.0%
Materials	9.4%
Real Estate	8.3%
Information Technology	6.7%
Consumer Staples	6.1%
Communication Services	4.9%
Energy	3.6%
Utilities	3.4%
Health Care	3.2%
Investment Company	0.0%Footnote Reference*
Other Assets and Liabilities, Net	1.0%
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree International SmallCap Dividend Fund

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

Ticker: DLS

DLS - 092024

WisdomTree Japan Hedged Equity Fund

Ticker: DXJ

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Japan Hedged Equity Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Japan Hedged Equity Fund	$24	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$3,588,933,030
# of Portfolio Holdings	443
Portfolio Turnover Rate	11%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Mitsubishi UFJ Financial Group, Inc.	4.8%
Japan Tobacco, Inc.	4.3%
Toyota Motor Corp.	4.1%
Mitsubishi Corp.	3.5%
Hitachi Ltd.	2.8%
Sumitomo Mitsui Financial Group, Inc.	2.8%
Shin-Etsu Chemical Co. Ltd.	2.6%
Mizuho Financial Group, Inc.	2.6%
ITOCHU Corp.	2.3%
Tokio Marine Holdings, Inc.	2.2%

Sector Breakdown (% of Net Assets)

Industrials	25.6%
Consumer Discretionary	17.5%
Financials	16.9%
Materials	10.3%
Information Technology	10.3%
Consumer Staples	8.3%
Health Care	6.9%
Communication Services	2.6%
Energy	1.5%
Utilities	0.2%
Other Assets and Liabilities, Net	(0.1)%
Total	100.0%

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Japan Hedged Equity Fund

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

Ticker: DXJ

DXJ - 092024

WisdomTree Japan Hedged SmallCap Equity Fund

Ticker: DXJS

Principal Listing Exchange: NASDAQ

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Japan Hedged SmallCap Equity Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Japan Hedged SmallCap Equity Fund	$29	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$74,542,881
# of Portfolio Holdings	722
Portfolio Turnover Rate	8%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Horiba Ltd.	0.7%
Daido Steel Co. Ltd.	0.7%
Amano Corp.	0.7%
Toyo Tire Corp.	0.6%
Gunma Bank Ltd.	0.6%
Kakaku.com, Inc.	0.5%
Mitsui Mining & Smelting Co. Ltd.	0.5%
Nippon Electric Glass Co. Ltd.	0.5%
NHK Spring Co. Ltd.	0.5%
Tokyo Seimitsu Co. Ltd.	0.5%

Sector Breakdown (% of Net Assets)

Industrials	25.7%
Consumer Discretionary	17.1%
Materials	15.0%
Information Technology	14.1%
Financials	8.8%
Consumer Staples	8.7%
Health Care	4.2%
Real Estate	2.7%
Communication Services	1.9%
Utilities	1.2%
Energy	0.8%
Other Assets and Liabilities, Net	(0.2)%
Total	100.0%

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Japan Hedged SmallCap Equity Fund

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

Ticker: DXJS

DXJS - 092024

WisdomTree Japan SmallCap Dividend Fund

Ticker: DFJ

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Japan SmallCap Dividend Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Japan SmallCap Dividend Fund	$30	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$246,410,849
# of Portfolio Holdings	728
Portfolio Turnover Rate	1%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Horiba Ltd.	0.7%
Daido Steel Co. Ltd.	0.6%
Amano Corp.	0.6%
Toyo Tire Corp.	0.6%
Gunma Bank Ltd.	0.6%
Mitsui Mining & Smelting Co. Ltd.	0.5%
Kakaku.com, Inc.	0.5%
Nippon Electric Glass Co. Ltd.	0.5%
NHK Spring Co. Ltd.	0.5%
Tokyo Seimitsu Co. Ltd.	0.5%

Sector Breakdown (% of Net Assets)

Industrials	25.5%
Consumer Discretionary	16.9%
Materials	14.6%
Information Technology	13.8%
Consumer Staples	8.5%
Financials	8.5%
Health Care	4.1%
Real Estate	2.6%
Communication Services	1.9%
Utilities	1.2%
Energy	0.8%
Investment Company	0.3%
Other Assets and Liabilities, Net	1.3%
Total	100.0%

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Japan SmallCap Dividend Fund

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

Ticker: DFJ

DFJ - 092024

WisdomTree New Economy Real Estate Fund

Ticker: WTRE

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

This semi-annual shareholder report contains important information about the WisdomTree New Economy Real Estate Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree New Economy Real Estate Fund	$31	0.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$19,989,378
# of Portfolio Holdings	54
Portfolio Turnover Rate	13%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

SBA Communications Corp.	5.7%
Airbnb, Inc., Class A	4.9%
Digital Realty Trust, Inc.	4.9%
Equinix, Inc.	4.8%
Ventas, Inc.	4.7%
Crown Castle, Inc.	4.6%
Alexandria Real Estate Equities, Inc.	4.6%
Cellnex Telecom SA	4.5%
American Tower Corp.	4.5%
Prologis, Inc.	4.4%

Sector Breakdown (% of Net Assets)

Real Estate	87.1%
Communication Services	5.4%
Consumer Discretionary	4.9%
Information Technology	1.3%
Financials	0.6%
Other Assets and Liabilities, Net	0.7%
Total	100.0%

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree New Economy Real Estate Fund

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

Ticker: WTRE

WTRE - 092024

WisdomTree U.S. AI Enhanced Value Fund

Ticker: AIVL

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

This semi-annual shareholder report contains important information about the WisdomTree U.S. AI Enhanced Value Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. AI Enhanced Value Fund	$20	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$406,364,963
# of Portfolio Holdings	102
Portfolio Turnover Rate	62%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Exxon Mobil Corp.	3.9%
Comcast Corp., Class A	3.7%
Medtronic PLC	3.4%
Intercontinental Exchange, Inc.	3.3%
Altria Group, Inc.	3.1%
Nasdaq, Inc.	3.1%
Otis Worldwide Corp.	3.0%
Abbott Laboratories	2.9%
Weyerhaeuser Co.	2.9%
Fortive Corp.	2.8%

Sector Breakdown (% of Net Assets)

Industrials	19.6%
Financials	16.3%
Health Care	15.7%
Utilities	8.3%
Information Technology	8.1%
Consumer Staples	7.3%
Energy	5.3%
Materials	5.2%
Communication Services	4.7%
Real Estate	4.5%
Consumer Discretionary	4.0%
Investment Company	0.4%
Other Assets and Liabilities, Net	0.6%
Total	100.0%

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. AI Enhanced Value Fund

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

Ticker: AIVL

AIVL - 092024

WisdomTree U.S. High Dividend Fund

Ticker: DHS

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

This semi-annual shareholder report contains important information about the WisdomTree U.S. High Dividend Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. High Dividend Fund	$20	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$1,154,466,459
# of Portfolio Holdings	377
Portfolio Turnover Rate	2%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Exxon Mobil Corp.	6.3%
AbbVie, Inc.	5.7%
Altria Group, Inc.	4.8%
International Business Machines Corp.	4.7%
Chevron Corp.	4.3%
Philip Morris International, Inc.	4.1%
Morgan Stanley	2.8%
Citigroup, Inc.	2.1%
Bristol-Myers Squibb Co.	1.9%
United Parcel Service, Inc., Class B	1.6%

Sector Breakdown (% of Net Assets)

Financials	24.9%
Energy	16.5%
Utilities	14.9%
Consumer Staples	13.7%
Health Care	10.0%
Information Technology	6.1%
Real Estate	5.1%
Consumer Discretionary	3.0%
Materials	2.5%
Industrials	2.1%
Communication Services	0.9%
Other Assets and Liabilities, Net	0.3%
Total	100.0%

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. High Dividend Fund

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

Ticker: DHS

DHS - 092024

WisdomTree U.S. LargeCap Dividend Fund

Ticker: DLN

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

This semi-annual shareholder report contains important information about the WisdomTree U.S. LargeCap Dividend Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. LargeCap Dividend Fund	$15	0.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$4,315,152,013
# of Portfolio Holdings	307
Portfolio Turnover Rate	3%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Apple, Inc.	3.7%
Microsoft Corp.	3.3%
JPMorgan Chase & Co.	3.2%
Exxon Mobil Corp.	2.8%
Broadcom, Inc.	2.8%
AbbVie, Inc.	2.7%
Johnson & Johnson	2.3%
NVIDIA Corp.	2.3%
Home Depot, Inc.	2.1%
Procter & Gamble Co.	2.0%

Sector Breakdown (% of Net Assets)

Information Technology	19.6%
Financials	16.7%
Consumer Staples	13.1%
Health Care	13.0%
Industrials	8.5%
Energy	7.3%
Consumer Discretionary	6.3%
Communication Services	4.7%
Utilities	4.6%
Real Estate	4.6%
Materials	1.3%
Investment Company	0.2%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. LargeCap Dividend Fund

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

Ticker: DLN

DLN - 092024

WisdomTree U.S. LargeCap Fund

Ticker: EPS

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

This semi-annual shareholder report contains important information about the WisdomTree U.S. LargeCap Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. LargeCap Fund	$4	0.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$1,001,580,224
# of Portfolio Holdings	501
Portfolio Turnover Rate	1%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Apple, Inc.	5.6%
Microsoft Corp.	5.4%
Alphabet, Inc., Class A	4.8%
Meta Platforms, Inc., Class A	3.9%
NVIDIA Corp.	3.2%
Amazon.com, Inc.	3.1%
JPMorgan Chase & Co.	2.6%
Exxon Mobil Corp.	2.2%
Berkshire Hathaway, Inc., Class B	1.8%
Bank of America Corp.	1.5%

Sector Breakdown (% of Net Assets)

Information Technology	25.6%
Financials	16.9%
Communication Services	12.9%
Health Care	10.6%
Consumer Discretionary	8.7%
Industrials	7.6%
Energy	6.5%
Consumer Staples	6.1%
Utilities	2.1%
Materials	1.6%
Real Estate	1.2%
Investment Company	0.1%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. LargeCap Fund

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

Ticker: EPS

EPS - 092024

WisdomTree U.S. MidCap Dividend Fund

Ticker: DON

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

This semi-annual shareholder report contains important information about the WisdomTree U.S. MidCap Dividend Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. MidCap Dividend Fund	$20	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$3,742,082,533
# of Portfolio Holdings	331
Portfolio Turnover Rate	1%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Vistra Corp.	1.9%
Packaging Corp. of America	1.1%
Corebridge Financial, Inc.	1.1%
International Paper Co.	1.1%
Conagra Brands, Inc.	1.0%
Evergy, Inc.	0.9%
Fidelity National Financial, Inc.	0.9%
Viatris, Inc.	0.9%
NRG Energy, Inc.	0.8%
Pinnacle West Capital Corp.	0.8%

Sector Breakdown (% of Net Assets)

Financials	25.0%
Industrials	16.9%
Consumer Discretionary	11.2%
Utilities	9.4%
Real Estate	9.1%
Materials	9.0%
Energy	5.9%
Consumer Staples	5.4%
Information Technology	3.6%
Communication Services	2.3%
Health Care	2.1%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. MidCap Dividend Fund

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

Ticker: DON

DON - 092024

WisdomTree U.S. MidCap Fund

Ticker: EZM

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

This semi-annual shareholder report contains important information about the WisdomTree U.S. MidCap Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. MidCap Fund	$19	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$806,270,144
# of Portfolio Holdings	541
Portfolio Turnover Rate	3%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Toll Brothers, Inc.	1.2%
Unum Group	0.9%
Dick's Sporting Goods, Inc.	0.7%
Jackson Financial, Inc., Class A	0.7%
Tenet Healthcare Corp.	0.7%
East West Bancorp, Inc.	0.7%
AutoNation, Inc.	0.7%
American Airlines Group, Inc.	0.7%
Comerica, Inc.	0.6%
Tapestry, Inc.	0.6%

Sector Breakdown (% of Net Assets)

Financials	21.4%
Consumer Discretionary	19.1%
Industrials	19.0%
Information Technology	9.8%
Health Care	7.2%
Materials	6.8%
Energy	6.2%
Consumer Staples	2.8%
Real Estate	2.9%
Utilities	2.5%
Communication Services	2.2%
Investment Company	0.0%Footnote Reference*
Other Assets and Liabilities, Net	0.1%
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. MidCap Fund

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

Ticker: EZM

EZM - 092024

WisdomTree U.S. Multifactor Fund

Ticker: USMF

Principal Listing Exchange: Cboe BZX Exchange

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

This semi-annual shareholder report contains important information about the WisdomTree U.S. Multifactor Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Multifactor Fund	$14	0.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$332,430,412
# of Portfolio Holdings	202
Portfolio Turnover Rate	52%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

VeriSign, Inc.	1.5%
International Business Machines Corp.	1.5%
Motorola Solutions, Inc.	1.4%
Roper Technologies, Inc.	1.4%
Cognizant Technology Solutions Corp., Class A	1.4%
GoDaddy, Inc., Class A	1.3%
Teledyne Technologies, Inc.	1.3%
TD SYNNEX Corp.	1.3%
F5, Inc.	1.2%
T-Mobile U.S., Inc.	1.2%

Sector Breakdown (% of Net Assets)

Information Technology	31.4%
Financials	12.9%
Health Care	11.8%
Consumer Discretionary	9.8%
Industrials	9.0%
Communication Services	8.9%
Consumer Staples	5.6%
Energy	3.4%
Materials	2.5%
Real Estate	2.3%
Utilities	2.3%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. Multifactor Fund

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

Ticker: USMF

USMF - 092024

WisdomTree U.S. Quality Dividend Growth Fund

Ticker: DGRW

Principal Listing Exchange: NASDAQ

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

This semi-annual shareholder report contains important information about the WisdomTree U.S. Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Quality Dividend Growth Fund	$15	0.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$14,619,660,930
# of Portfolio Holdings	300
Portfolio Turnover Rate	3%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	7.1%
Apple, Inc.	5.2%
Broadcom, Inc.	4.0%
AbbVie, Inc.	3.7%
Johnson & Johnson	3.3%
NVIDIA Corp.	3.0%
Home Depot, Inc.	3.0%
Procter & Gamble Co.	2.8%
Coca-Cola Co.	2.7%
UnitedHealth Group, Inc.	2.0%

Sector Breakdown (% of Net Assets)

Information Technology	28.9%
Health Care	16.5%
Industrials	12.2%
Financials	11.7%
Consumer Staples	10.6%
Consumer Discretionary	9.2%
Communication Services	5.2%
Energy	3.2%
Materials	2.0%
Real Estate	0.2%
Utilities	0.2%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. Quality Dividend Growth Fund

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

Ticker: DGRW

DGRW - 092024

WisdomTree U.S. Quality Growth Fund

Ticker: QGRW

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

This semi-annual shareholder report contains important information about the WisdomTree U.S. Quality Growth Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Quality Growth Fund	$15	0.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$499,994,622
# of Portfolio Holdings	100
Portfolio Turnover Rate	11%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Apple, Inc.	11.3%
NVIDIA Corp.	10.8%
Microsoft Corp.	10.2%
Alphabet, Inc., Class A	5.8%
Amazon.com, Inc.	5.2%
Meta Platforms, Inc., Class A	4.1%
Tesla, Inc.	3.6%
Eli Lilly & Co.	3.5%
Broadcom, Inc.	3.2%
Visa, Inc., Class A	2.3%

Sector Breakdown (% of Net Assets)

Information Technology	52.9%
Consumer Discretionary	15.1%
Communication Services	12.1%
Financials	8.1%
Health Care	7.3%
Industrials	2.5%
Energy	1.4%
Consumer Staples	0.5%
Materials	0.1%
Other Assets and Liabilities, Net	0.0%
Total	100.0%

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. Quality Growth Fund

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

Ticker: QGRW

QGRW - 092024

WisdomTree U.S. SmallCap Dividend Fund

Ticker: DES

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

This semi-annual shareholder report contains important information about the WisdomTree U.S. SmallCap Dividend Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. SmallCap Dividend Fund	$20	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$2,046,315,225
# of Portfolio Holdings	588
Portfolio Turnover Rate	3%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Organon & Co.	1.3%
EPR Properties	0.8%
TFS Financial Corp.	0.8%
National Storage Affiliates Trust	0.8%
ALLETE, Inc.	0.8%
Cohen & Steers, Inc.	0.7%
Broadstone Net Lease, Inc.	0.7%
Scotts Miracle-Gro Co.	0.7%
Cogent Communications Holdings, Inc.	0.7%
Viper Energy, Inc.	0.7%

Sector Breakdown (% of Net Assets)

Financials	27.2%
Industrials	14.3%
Consumer Discretionary	12.3%
Real Estate	10.6%
Energy	8.1%
Utilities	6.6%
Materials	6.3%
Consumer Staples	4.8%
Information Technology	3.5%
Health Care	3.4%
Communication Services	2.7%
Investment Company	0.0%Footnote Reference*
Other Assets and Liabilities, Net	0.2%
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. SmallCap Dividend Fund

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

Ticker: DES

DES - 092024

WisdomTree U.S. SmallCap Fund

Ticker: EES

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

This semi-annual shareholder report contains important information about the WisdomTree U.S. SmallCap Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. SmallCap Fund	$20	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$632,164,839
# of Portfolio Holdings	886
Portfolio Turnover Rate	2%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Lumen Technologies, Inc.	1.8%
Cal-Maine Foods, Inc.	0.9%
TPG, Inc.	0.9%
Levi Strauss & Co., Class A	0.6%
Bread Financial Holdings, Inc.	0.6%
Sylvamo Corp.	0.6%
BGC Group, Inc., Class A	0.6%
Victory Capital Holdings, Inc., Class A	0.6%
O-I Glass, Inc.	0.5%
Nordstrom, Inc.	0.5%

Sector Breakdown (% of Net Assets)

Financials	26.9%
Consumer Discretionary	16.3%
Industrials	16.2%
Information Technology	9.9%
Health Care	6.7%
Communication Services	5.5%
Energy	4.8%
Consumer Staples	4.4%
Real Estate	4.2%
Materials	4.1%
Utilities	0.9%
Investment Company	0.0%Footnote Reference*
Other Assets and Liabilities, Net	0.1%
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. SmallCap Fund

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

Ticker: EES

EES - 092024

WisdomTree U.S. SmallCap Quality Dividend Growth Fund

Ticker: DGRS

Principal Listing Exchange: NASDAQ

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

This semi-annual shareholder report contains important information about the WisdomTree U.S. SmallCap Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. SmallCap Quality Dividend Growth Fund	$20	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$418,353,264
# of Portfolio Holdings	240
Portfolio Turnover Rate	4%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Cohen & Steers, Inc.	2.3%
Kontoor Brands, Inc.	2.2%
Virtu Financial, Inc., Class A	1.9%
Viper Energy, Inc.	1.8%
Victory Capital Holdings, Inc., Class A	1.8%
SLM Corp.	1.8%
StepStone Group, Inc., Class A	1.5%
Marriott Vacations Worldwide Corp.	1.4%
Walker & Dunlop, Inc.	1.4%
John Wiley & Sons, Inc., Class A	1.3%

Sector Breakdown (% of Net Assets)

Industrials	22.9%
Financials	21.1%
Consumer Discretionary	19.6%
Materials	7.2%
Energy	7.1%
Consumer Staples	6.1%
Information Technology	4.4%
Communication Services	4.0%
Health Care	3.3%
Utilities	2.8%
Real Estate	1.4%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

Ticker: DGRS

DGRS - 092024

WisdomTree U.S. Total Dividend Fund

Ticker: DTD

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

This semi-annual shareholder report contains important information about the WisdomTree U.S. Total Dividend Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Total Dividend Fund	$15	0.28%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$1,338,149,206
# of Portfolio Holdings	824
Portfolio Turnover Rate	4%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Apple, Inc.	3.2%
Microsoft Corp.	2.9%
JPMorgan Chase & Co.	2.8%
Exxon Mobil Corp.	2.5%
Broadcom, Inc.	2.4%
AbbVie, Inc.	2.4%
NVIDIA Corp.	2.0%
Johnson & Johnson	2.0%
Home Depot, Inc.	1.8%
Procter & Gamble Co.	1.7%

Sector Breakdown (% of Net Assets)

Financials	18.5%
Information Technology	17.6%
Consumer Staples	12.1%
Health Care	11.6%
Industrials	9.5%
Energy	7.2%
Consumer Discretionary	7.0%
Utilities	5.1%
Real Estate	4.6%
Communication Services	4.4%
Materials	2.2%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. Total Dividend Fund

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

Ticker: DTD

DTD - 092024

WisdomTree U.S. Value Fund

Ticker: WTV

Principal Listing Exchange: NYSE Arca

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

This semi-annual shareholder report contains important information about the WisdomTree U.S. Value Fund (the "Fund") for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Value Fund	$6	0.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

Total Net Assets	$361,334,646
# of Portfolio Holdings	167
Portfolio Turnover Rate	47%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on September 30, 2024, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Vistra Corp.	2.8%
AppLovin Corp., Class A	2.4%
Exxon Mobil Corp.	1.6%
Synchrony Financial	1.2%
GoDaddy, Inc., Class A	1.1%
Fox Corp., Class A	1.1%
Equitable Holdings, Inc.	1.1%
Builders FirstSource, Inc.	1.0%
Bank of New York Mellon Corp.	1.0%
RTX Corp.	1.0%

Sector Breakdown (% of Net Assets)

Financials	23.8%
Consumer Discretionary	14.6%
Industrials	12.2%
Energy	11.5%
Information Technology	9.8%
Health Care	7.4%
Consumer Staples	7.2%
Communication Services	4.6%
Materials	4.4%
Utilities	3.7%
Real Estate	0.7%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Material Fund Changes

Subsequent to September 30, 2024, the Fund began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon ("BNY"). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian, administrator, transfer agent, and securities lending agent for the Fund. Information about BNY, as a service provider to the Fund, will be included in the Fund’s prospectus and statement of additional information following the completion of the transition.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. Value Fund

Semi-Annual Shareholder Report - September 30, 2024 (Unaudited)

Ticker: WTV

WTV - 092024

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period (i.e., September 30, 2024) is included under Item 7 of this form.

(b)       Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The financial statements, including the financial highlights, are attached herewith.

WisdomTree Trust

Semi-Annual Financial Statements and Other Information

September 30, 2024 (unaudited)

WisdomTree U.S. AI Enhanced Value Fund (AIVL)

WisdomTree U.S. High Dividend Fund (DHS)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

WisdomTree U.S. LargeCap Fund (EPS)

WisdomTree U.S. MidCap Dividend Fund (DON)

WisdomTree U.S. MidCap Fund (EZM)

WisdomTree U.S. MidCap Quality Growth Fund (QMID)

WisdomTree U.S. Multifactor Fund (USMF)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

WisdomTree U.S. Quality Growth Fund (QGRW)

WisdomTree U.S. SmallCap Dividend Fund (DES)

WisdomTree U.S. SmallCap Fund (EES)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

WisdomTree U.S. SmallCap Quality Growth Fund (QSML)

WisdomTree U.S. Total Dividend Fund (DTD)

WisdomTree U.S. Value Fund (WTV)

“WisdomTree” is a registered mark of WisdomTree, Inc. and is licensed for use by the WisdomTree Trust.

(This page intentionally left blank.)

Schedule of Investments (unaudited) WisdomTree U.S. AI Enhanced Value Fund (AIVL) September 30, 2024
Investments	Shares	Value
COMMON STOCKS – 99.0%
United States – 98.5%
Aerospace & Defense – 7.7%
HEICO Corp.	8,903	$2,327,956
Hexcel Corp.	26,572	1,642,947
Howmet Aerospace, Inc.	48,820	4,894,205
L3Harris Technologies, Inc.	12,165	2,893,689
RTX Corp.	85,069	10,306,960
Textron, Inc.	102,730	9,099,823
Total Aerospace & Defense		31,165,580
Air Freight & Logistics – 0.3%
United Parcel Service, Inc., Class B	7,722	1,052,817
Automobile Components – 0.5%
BorgWarner, Inc.	29,136	1,057,345
Gentex Corp.	31,684	940,698
Total Automobile Components		1,998,043
Banks – 2.8%
U.S. Bancorp	220,550	10,085,752
Wells Fargo & Co.	21,862	1,234,984
Total Banks		11,320,736
Beverages – 2.4%
Keurig Dr. Pepper, Inc.	257,762	9,660,920
Biotechnology – 0.2%
Incyte Corp.*	15,119	999,366
Broadline Retail – 0.5%
Macy’s, Inc.(a)	119,271	1,871,362
Building Products – 0.9%
Johnson Controls International PLC	48,672	3,777,434
Capital Markets – 9.6%
CME Group, Inc.	44,815	9,888,430
FactSet Research Systems, Inc.	2,946	1,354,718
Franklin Resources, Inc.	49,044	988,237
Intercontinental Exchange, Inc.	82,774	13,296,815
Invesco Ltd.	58,083	1,019,937
Nasdaq, Inc.	171,807	12,543,629
Total Capital Markets		39,091,766
Chemicals – 3.4%
Ashland, Inc.	11,091	964,584
Dow, Inc.	18,527	1,012,130
Element Solutions, Inc.	72,079	1,957,666
Huntsman Corp.	97,047	2,348,538
Mosaic Co.	34,745	930,471
PPG Industries, Inc.	48,453	6,418,084
Total Chemicals		13,631,473
Containers & Packaging – 1.8%
Amcor PLC	654,348	7,413,763
Investments	Shares	Value
Distributors – 1.2%
Genuine Parts Co.	6,929	$967,843
LKQ Corp.	93,866	3,747,130
Total Distributors		4,714,973
Electric Utilities – 3.9%
Exelon Corp.	26,061	1,056,774
OGE Energy Corp.	25,092	1,029,274
PG&E Corp.	237,323	4,691,876
PPL Corp.	268,744	8,890,051
Total Electric Utilities		15,667,975
Electronic Equipment, Instruments & Components – 2.5%
Keysight Technologies, Inc.*	16,544	2,629,338
Teledyne Technologies, Inc.*	17,536	7,674,806
Total Electronic Equipment, Instruments & Components		10,304,144
Entertainment – 0.6%
ROBLOX Corp., Class A*	59,582	2,637,099
Financial Services – 0.9%
Berkshire Hathaway, Inc., Class B*	4,099	1,886,606
Global Payments, Inc.	8,942	915,840
Jack Henry & Associates, Inc.	5,738	1,012,986
Total Financial Services		3,815,432
Food Products – 1.2%
Conagra Brands, Inc.	31,816	1,034,656
Flowers Foods, Inc.	42,713	985,389
Kraft Heinz Co.	83,555	2,933,616
Total Food Products		4,953,661
Ground Transportation – 0.8%
CSX Corp.	96,403	3,328,796
Health Care Equipment & Supplies – 8.5%
Abbott Laboratories	102,823	11,722,850
Baxter International, Inc.	27,100	1,028,987
Becton Dickinson & Co.	4,096	987,546
Hologic, Inc.*	54,522	4,441,362
Medtronic PLC	155,625	14,010,919
Zimmer Biomet Holdings, Inc.	20,511	2,214,162
Total Health Care Equipment & Supplies		34,405,826
Health Care Providers & Services – 2.4%
Centene Corp.*	104,796	7,889,043
Elevance Health, Inc.	1,794	932,880
Premier, Inc., Class A(a)	48,731	974,620
Total Health Care Providers & Services		9,796,543
Hotel & Resort REITs – 0.2%
Host Hotels & Resorts, Inc.	56,082	987,043
Hotels, Restaurants & Leisure – 1.4%
Carnival Corp.*	60,161	1,111,775
Starbucks Corp.	12,238	1,193,083

See Notes to Financial Statements.

WisdomTree Trust    1

Schedule of Investments (unaudited) (continued) WisdomTree U.S. AI Enhanced Value Fund (AIVL) September 30, 2024
Investments	Shares	Value
Wendy’s Co.(a)	58,667	$1,027,846
Wyndham Hotels & Resorts, Inc.	32,133	2,510,872
Total Hotels, Restaurants & Leisure		5,843,576
Household Products – 0.3%
Reynolds Consumer Products, Inc.	34,287	1,066,326
Industrial Conglomerates – 2.6%
3M Co.	28,203	3,855,350
Honeywell International, Inc.	31,840	6,581,646
Total Industrial Conglomerates		10,436,996
Industrial REITs – 0.2%
First Industrial Realty Trust, Inc.	17,498	979,538
Insurance – 2.4%
Aon PLC, Class A	5,163	1,786,347
Lincoln National Corp.	30,924	974,415
Old Republic International Corp.	193,710	6,861,208
Total Insurance		9,621,970
Interactive Media & Services – 0.2%
TripAdvisor, Inc.*	68,412	991,290
IT Services – 0.2%
DXC Technology Co.*	48,024	996,498
Life Sciences Tools & Services – 3.6%
Agilent Technologies, Inc.	64,932	9,641,103
Bio-Techne Corp.	17,364	1,387,905
IQVIA Holdings, Inc.*	3,946	935,084
Qiagen NV*(a)	57,539	2,622,052
Total Life Sciences Tools & Services		14,586,144
Machinery – 7.0%
CNH Industrial NV	152,853	1,696,668
Donaldson Co., Inc.	13,649	1,005,931
Fortive Corp.	143,201	11,302,855
Gates Industrial Corp. PLC*	54,661	959,301
IDEX Corp.	4,808	1,031,316
Otis Worldwide Corp.	118,070	12,272,196
Total Machinery		28,268,267
Media – 3.9%
Comcast Corp., Class A	362,955	15,160,630
Sirius XM Holdings, Inc.	30,170	713,521
Total Media		15,874,151
Multi-Utilities – 4.4%
Ameren Corp.	12,034	1,052,494
CenterPoint Energy, Inc.	152,130	4,475,664
Consolidated Edison, Inc.	10,028	1,044,216
NiSource, Inc.	291,854	10,112,741
Sempra	12,714	1,063,272
Total Multi-Utilities		17,748,387
Oil, Gas & Consumable Fuels – 5.3%
Chevron Corp.	12,756	1,878,576
Exxon Mobil Corp.	134,186	15,729,283
Occidental Petroleum Corp.	76,846	3,960,643
Total Oil, Gas & Consumable Fuels		21,568,502
Investments	Shares	Value
Pharmaceuticals – 1.0%
Pfizer, Inc.	142,745	$4,131,040
Professional Services – 0.3%
Paychex, Inc.	7,567	1,015,416
Semiconductors & Semiconductor Equipment – 2.0%
Intel Corp.	349,430	8,197,628
Software – 2.5%
Bill Holdings, Inc.*	18,194	959,915
Roper Technologies, Inc.	16,159	8,991,514
Total Software		9,951,429
Specialized REITs – 4.1%
National Storage Affiliates Trust	47,949	2,311,142
SBA Communications Corp.	11,190	2,693,433
Weyerhaeuser Co.	345,637	11,703,269
Total Specialized REITs		16,707,844
Technology Hardware, Storage & Peripherals – 1.0%
Hewlett Packard Enterprise Co.	188,696	3,860,720
Textiles, Apparel & Luxury Goods – 0.4%
NIKE, Inc., Class B	19,306	1,706,650
Tobacco – 3.4%
Altria Group, Inc.	248,876	12,702,631
Philip Morris International, Inc.	10,545	1,280,163
Total Tobacco		13,982,794
Total United States		400,129,918
Brazil – 0.5%
Capital Markets – 0.5%
XP, Inc., Class A(a)	124,024	2,224,991
TOTAL COMMON STOCKS (Cost: $368,713,958)		402,354,909
EXCHANGE-TRADED FUND – 0.4%
United States – 0.4%
iShares Russell 1000 Value ETF (Cost: $1,562,269)	8,925	1,693,965
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
United States – 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(b) (Cost: $1,274,530)	1,274,530	1,274,530
TOTAL INVESTMENTS IN SECURITIES – 99.7% (Cost: $371,550,757)		405,323,404
Other Assets less Liabilities – 0.3%		1,041,559
NET ASSETS – 100.0%		$406,364,963

*   Non-income producing security.

(a)  Security, or portion thereof, was on loan at September 30, 2024 (See Note 2). At September 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $5,853,676 and the total market value of the collateral held by the Fund was $5,977,148. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $4,702,618.

(b)  Rate shown represents annualized 7-day yield as of September 30, 2024.

See Notes to Financial Statements.

2    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree U.S. AI Enhanced Value Fund (AIVL) September 30, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$402,354,909	$—	$—	$402,354,909
Exchange-Traded Fund	1,693,965	—	—	1,693,965
Investment of Cash Collateral for Securities Loaned	—	1,274,530	—	1,274,530
Total Investments in Securities	$404,048,874	$1,274,530	$—	$405,323,404

See Notes to Financial Statements.

WisdomTree Trust    3

Schedule of Investments (unaudited) WisdomTree U.S. High Dividend Fund (DHS) September 30, 2024
Investments	Shares	Value
COMMON STOCKS – 99.7%
United States – 99.5%
Aerospace & Defense – 0.0%
National Presto Industries, Inc.	4,515	$339,257
Air Freight & Logistics – 1.6%
United Parcel Service, Inc., Class B	138,386	18,867,547
Automobile Components – 0.2%
LCI Industries(a)	11,448	1,379,942
Phinia, Inc.	30,541	1,405,802
Total Automobile Components		2,785,744
Banks – 13.7%
Arrow Financial Corp.	6,927	198,528
Associated Banc-Corp.	71,120	1,531,925
Atlantic Union Bankshares Corp.(a)	36,698	1,382,414
Bank of Hawaii Corp.(a)	19,738	1,238,954
Bank of Marin Bancorp	10,842	217,816
BankUnited, Inc.	38,224	1,392,883
Banner Corp.	20,798	1,238,729
Bar Harbor Bankshares	10,308	317,899
Brookline Bancorp, Inc.	50,149	506,003
Burke & Herbert Financial Services Corp.(a)	4,713	287,446
Camden National Corp.	9,110	376,425
Capitol Federal Financial, Inc.	88,263	515,456
Central Pacific Financial Corp.	17,033	502,644
Citigroup, Inc.	394,749	24,711,287
Citizens & Northern Corp.	10,240	201,626
Civista Bancshares, Inc.	10,199	181,746
Columbia Banking System, Inc.(a)	87,021	2,272,118
Comerica, Inc.	49,779	2,982,260
Community Financial System, Inc.	24,968	1,449,892
Community Trust Bancorp, Inc.	11,791	585,541
CVB Financial Corp.	66,241	1,180,415
Dime Community Bancshares, Inc.(a)	24,496	705,485
Eagle Bancorp, Inc.	9,597	216,700
Farmers & Merchants Bancorp, Inc.	8,965	247,882
Farmers National Banc Corp.	24,567	371,453
Fifth Third Bancorp	159,931	6,851,444
Financial Institutions, Inc.	9,877	251,567
First Bancorp, Inc.	7,683	202,217
First Busey Corp.	34,989	910,414
First Commonwealth Financial Corp.	63,896	1,095,816
First Community Bankshares, Inc.	11,895	513,269
First Financial Bancorp	59,106	1,491,244
First Financial Corp.	7,756	340,101
First Hawaiian, Inc.	65,981	1,527,460
First Interstate BancSystem, Inc., Class A	53,980	1,656,106
First Merchants Corp.	34,309	1,276,295
First of Long Island Corp.	14,483	186,396
Investments	Shares	Value
Flushing Financial Corp.	19,008	$277,137
FNB Corp.	121,029	1,707,719
Fulton Financial Corp.	81,355	1,474,966
Glacier Bancorp, Inc.	38,957	1,780,335
Hanmi Financial Corp.	19,045	354,237
HBT Financial, Inc.	20,690	452,697
Heartland Financial USA, Inc.	26,512	1,503,230
Heritage Commerce Corp.	38,852	383,858
Heritage Financial Corp.	22,524	490,348
Hope Bancorp, Inc.	76,801	964,621
Horizon Bancorp, Inc.	29,476	458,352
Huntington Bancshares, Inc.	401,753	5,905,769
Independent Bank Corp.	33,950	1,643,295
Independent Bank Group, Inc.	24,681	1,423,107
Kearny Financial Corp.	42,902	294,737
M&T Bank Corp.	34,278	6,105,597
Mercantile Bank Corp.	10,271	449,048
Mid Penn Bancorp, Inc.	10,995	327,981
Midland States Bancorp, Inc.	13,490	301,906
MidWestOne Financial Group, Inc.	10,220	291,577
New York Community Bancorp, Inc.(a)	87,291	980,278
Northfield Bancorp, Inc.	27,415	318,014
Northrim BanCorp, Inc.	3,621	257,888
Northwest Bancshares, Inc.	81,774	1,094,136
Norwood Financial Corp.	4,792	132,163
OceanFirst Financial Corp.	37,925	705,026
Pacific Premier Bancorp, Inc.	52,208	1,313,553
Park National Corp.(a)	8,829	1,483,095
Parke Bancorp, Inc.	8,108	169,457
PCB Bancorp	8,772	164,826
Peoples Bancorp, Inc.	22,759	684,818
Peoples Financial Services Corp.	4,609	216,070
PNC Financial Services Group, Inc.	82,489	15,248,092
Premier Financial Corp.	23,797	558,754
Primis Financial Corp.	17,979	218,984
Provident Financial Services, Inc.(a)	85,099	1,579,437
RBB Bancorp	12,262	282,271
Regions Financial Corp.	271,579	6,335,938
S&T Bancorp, Inc.	24,742	1,038,422
Sandy Spring Bancorp, Inc.(a)	28,585	896,711
Shore Bancshares, Inc.	21,291	297,861
Sierra Bancorp	9,549	275,775
Simmons First National Corp., Class A	70,863	1,526,389
Southside Bancshares, Inc.	19,318	645,801
Synovus Financial Corp.	51,835	2,305,102
TFS Financial Corp.	164,586	2,116,576
Tompkins Financial Corp.	9,264	535,367
Towne Bank	38,704	1,279,554
TrustCo Bank Corp.	12,582	416,087

See Notes to Financial Statements.

4    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. High Dividend Fund (DHS) September 30, 2024
Investments	Shares	Value
Trustmark Corp.	37,170	$1,182,749
U.S. Bancorp	346,037	15,824,272
United Bankshares, Inc.	46,817	1,736,911
Univest Financial Corp.	19,276	542,427
Valley National Bancorp	172,100	1,559,226
Veritex Holdings, Inc.	33,854	891,037
Washington Trust Bancorp, Inc.	10,919	351,701
Webster Financial Corp.	41,618	1,939,815
WesBanco, Inc.	32,804	976,903
West BanCorp, Inc.(a)	10,905	207,304
Zions Bancorp NA	48,261	2,278,884
Total Banks		158,274,047
Biotechnology – 7.3%
AbbVie, Inc.	334,594	66,075,623
Gilead Sciences, Inc.	210,852	17,677,832
Total Biotechnology		83,753,455
Broadline Retail – 0.4%
Kohl’s Corp.(a)	73,060	1,541,566
Macy’s, Inc.	94,447	1,481,874
Nordstrom, Inc.	85,835	1,930,429
Total Broadline Retail		4,953,869
Capital Markets – 6.8%
Bank of New York Mellon Corp.	130,903	9,406,690
Blue Owl Capital, Inc.	139,748	2,705,521
Bridge Investment Group Holdings, Inc., Class A	24,376	240,591
Carlyle Group, Inc.	84,022	3,617,987
Cohen & Steers, Inc.(a)	24,283	2,329,954
Diamond Hill Investment Group, Inc.	1,927	311,422
Franklin Resources, Inc.	123,345	2,485,402
GCM Grosvenor, Inc., Class A(a)	27,757	314,209
Moelis & Co., Class A	28,858	1,977,062
Morgan Stanley	312,919	32,618,676
Northern Trust Corp.	42,497	3,826,005
State Street Corp.	62,008	5,485,848
T Rowe Price Group, Inc.	54,811	5,970,562
TPG, Inc.	37,279	2,145,779
Victory Capital Holdings, Inc., Class A	38,552	2,135,781
Virtu Financial, Inc., Class A	59,843	1,822,818
Virtus Investment Partners, Inc.	4,648	973,524
Total Capital Markets		78,367,831
Chemicals – 1.6%
Chemours Co.	48,100	977,392
Dow, Inc.	181,656	9,923,867
Eastman Chemical Co.	28,620	3,204,009
Huntsman Corp.	61,770	1,494,834
Kronos Worldwide, Inc.	78,851	981,695
Scotts Miracle–Gro Co.	23,463	2,034,242
Total Chemicals		18,616,039
Investments	Shares	Value
Commercial Services & Supplies – 0.2%
ACCO Brands Corp.	64,172	$351,021
Aris Water Solutions, Inc., Class A(a)	21,183	357,357
Deluxe Corp.	28,255	550,690
Ennis, Inc.	16,682	405,706
Pitney Bowes, Inc.	117,105	834,959
Total Commercial Services & Supplies		2,499,733
Consumer Finance – 0.7%
Ally Financial, Inc.	75,049	2,670,994
Navient Corp.	61,188	953,921
OneMain Holdings, Inc.	78,560	3,697,819
Regional Management Corp.	6,457	211,208
Total Consumer Finance		7,533,942
Consumer Staples Distribution & Retail – 0.1%
SpartanNash Co.	22,112	495,530
Village Super Market, Inc., Class A	7,161	227,648
Total Consumer Staples Distribution & Retail		723,178
Containers & Packaging – 0.8%
Greif, Inc., Class B	13,843	966,657
International Paper Co.	95,237	4,652,328
Pactiv Evergreen, Inc.	88,710	1,021,052
Sonoco Products Co.	38,388	2,097,136
Total Containers & Packaging		8,737,173
Diversified REITs – 0.2%
Alexander & Baldwin, Inc.	5,134	98,573
American Assets Trust, Inc.	2,941	78,584
Armada Hoffler Properties, Inc.	4,248	46,006
Broadstone Net Lease, Inc.	13,372	253,399
CTO Realty Growth, Inc.(a)	2,463	46,846
Essential Properties Realty Trust, Inc.	10,951	373,977
NexPoint Diversified Real Estate Trust	50	313
One Liberty Properties, Inc.	2,334	64,278
WP Carey, Inc.	15,381	958,236
Total Diversified REITs		1,920,212
Diversified Telecommunication Services – 0.2%
Cogent Communications Holdings, Inc.(a)	23,885	1,813,349
Electric Utilities – 9.1%
ALLETE, Inc.	29,167	1,872,230
Alliant Energy Corp.	53,608	3,253,470
American Electric Power Co., Inc.	107,379	11,017,085
Duke Energy Corp.	155,238	17,898,941
Edison International	84,113	7,325,401
Entergy Corp.	69,447	9,139,920
Evergy, Inc.	64,537	4,001,939
Eversource Energy	75,807	5,158,666
Exelon Corp.	184,647	7,487,436
FirstEnergy Corp.	132,616	5,881,520
OGE Energy Corp.	83,826	3,438,542

See Notes to Financial Statements.

WisdomTree Trust    5

Schedule of Investments (unaudited) (continued) WisdomTree U.S. High Dividend Fund (DHS) September 30, 2024
Investments	Shares	Value
Pinnacle West Capital Corp.	45,154	$4,000,193
Portland General Electric Co.	38,361	1,837,492
PPL Corp.	149,785	4,954,888
Southern Co.	196,259	17,698,637
Total Electric Utilities		104,966,360
Electronic Equipment, Instruments & Components – 0.7%
Corning, Inc.	172,560	7,791,084
Energy Equipment & Services – 0.3%
Archrock, Inc.	95,537	1,933,669
Kodiak Gas Services, Inc.	49,981	1,449,449
Solaris Energy Infrastructure, Inc.	22,634	288,810
Total Energy Equipment & Services		3,671,928
Financial Services – 1.2%
Alerus Financial Corp.	13,152	300,918
Corebridge Financial, Inc.	162,638	4,742,524
Jackson Financial, Inc., Class A	34,687	3,164,495
NewtekOne, Inc.	15,852	197,516
Radian Group, Inc.	66,184	2,295,923
UWM Holdings Corp.	60,774	517,794
Waterstone Financial, Inc.	15,725	231,158
Western Union Co.	198,699	2,370,479
Total Financial Services		13,820,807
Food Products – 2.6%
B&G Foods, Inc.	47,790	424,375
Conagra Brands, Inc.	121,252	3,943,115
Flowers Foods, Inc.	96,403	2,224,017
J M Smucker Co.	23,599	2,857,839
John B Sanfilippo & Son, Inc.	5,956	561,711
Kellanova	74,727	6,031,216
Kraft Heinz Co.	253,748	8,909,092
Tyson Foods, Inc., Class A	64,895	3,865,146
WK Kellogg Co.	56,858	972,841
Total Food Products		29,789,352
Gas Utilities – 1.0%
National Fuel Gas Co.	39,120	2,371,063
New Jersey Resources Corp.	32,317	1,525,362
Northwest Natural Holding Co.	23,064	941,473
ONE Gas, Inc.(a)	23,248	1,730,116
Southwest Gas Holdings, Inc.	25,260	1,863,178
Spire, Inc.	23,501	1,581,382
UGI Corp.	79,604	1,991,692
Total Gas Utilities		12,004,266
Health Care Providers & Services – 0.2%
Patterson Cos., Inc.	46,305	1,011,301
Premier, Inc., Class A(a)	57,609	1,152,180
Total Health Care Providers & Services		2,163,481
Investments	Shares	Value
Health Care REITs – 0.4%
Alexandria Real Estate Equities, Inc.	11,826	$1,404,338
CareTrust REIT, Inc.	8,340	257,372
Community Healthcare Trust, Inc.	1,899	34,467
Global Medical REIT, Inc.	6,211	61,551
LTC Properties, Inc.	2,598	95,321
National Health Investors, Inc.	3,358	282,273
Sabra Health Care REIT, Inc.	17,305	322,046
Ventas, Inc.	29,005	1,860,091
Total Health Care REITs		4,317,459
Hotel & Resort REITs – 0.2%
Host Hotels & Resorts, Inc.	52,175	918,280
Park Hotels & Resorts, Inc.	15,851	223,499
Ryman Hospitality Properties, Inc.	4,354	466,923
Service Properties Trust(a)	11,925	54,378
Summit Hotel Properties, Inc.	9,150	62,769
Total Hotel & Resort REITs		1,725,849
Hotels, Restaurants & Leisure – 0.7%
Bloomin’ Brands, Inc.(a)	48,648	804,152
Cracker Barrel Old Country Store, Inc.	5,799	262,985
Dine Brands Global, Inc.	10,454	326,478
Marriott Vacations Worldwide Corp.	17,113	1,257,463
Travel & Leisure Co.	37,613	1,733,207
Vail Resorts, Inc.	10,130	1,765,558
Wendy’s Co.	111,277	1,949,573
Total Hotels, Restaurants & Leisure		8,099,416
Household Durables – 0.1%
Ethan Allen Interiors, Inc.	16,827	536,613
Leggett & Platt, Inc.	54,246	738,831
Total Household Durables		1,275,444
Household Products – 1.2%
Energizer Holdings, Inc.	38,599	1,225,904
Kimberly–Clark Corp.	90,498	12,876,056
Total Household Products		14,101,960
Independent Power & Renewable Electricity Producers – 0.2%
Clearway Energy, Inc., Class A	23,473	668,276
Clearway Energy, Inc., Class C	53,400	1,638,312
Total Independent Power & Renewable Electricity Producers		2,306,588
Industrial REITs – 0.1%
Innovative Industrial Properties, Inc.	2,148	289,121
LXP Industrial Trust	20,764	208,678
Plymouth Industrial REIT, Inc.	3,338	75,439
STAG Industrial, Inc.	13,276	518,959
Total Industrial REITs		1,092,197
Insurance – 2.3%
AMERISAFE, Inc.	13,758	664,924
CNA Financial Corp.	63,174	3,091,736
Donegal Group, Inc., Class A	18,202	268,297
See Notes to Financial Statements.

6    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. High Dividend Fund (DHS) September 30, 2024
Investments	Shares	Value
Fidelity National Financial, Inc.	66,306	$4,114,950
First American Financial Corp.	27,580	1,820,556
Horace Mann Educators Corp.	26,489	925,791
Investors Title Co.(a)	1,287	295,753
Lincoln National Corp.	88,743	2,796,292
Prudential Financial, Inc.	87,343	10,577,237
Safety Insurance Group, Inc.	9,515	778,137
Stewart Information Services Corp.	16,010	1,196,587
Universal Insurance Holdings, Inc.	20,008	443,377
Total Insurance		26,973,637
IT Services – 4.7%
Information Services Group, Inc.	31,826	105,026
International Business Machines Corp.	244,818	54,124,363
Total IT Services		54,229,389
Leisure Products – 0.1%
Marine Products Corp.	26,605	257,802
Smith & Wesson Brands, Inc.	32,155	417,372
Total Leisure Products		675,174
Machinery – 0.2%
Douglas Dynamics, Inc.	14,911	411,245
Trinity Industries, Inc.	43,885	1,528,954
Total Machinery		1,940,199
Media – 0.6%
Entravision Communications Corp., Class A	27,208	56,321
Gray Television, Inc.	56,642	303,601
Interpublic Group of Cos., Inc.	89,390	2,827,406
John Wiley & Sons, Inc., Class A	30,474	1,470,370
Nexstar Media Group, Inc.	11,531	1,906,651
Sinclair, Inc.	27,265	417,154
Total Media		6,981,503
Metals & Mining – 0.1%
Kaiser Aluminum Corp.	11,076	803,232
Mesabi Trust(a)	8,959	202,921
SunCoke Energy, Inc.	54,255	470,933
Total Metals & Mining		1,477,086
Multi–Utilities – 4.6%
Avista Corp.	39,641	1,536,089
Black Hills Corp.	28,062	1,715,149
Consolidated Edison, Inc.	89,097	9,277,671
Dominion Energy, Inc.	226,216	13,073,023
DTE Energy Co.	39,413	5,061,023
NiSource, Inc.	99,951	3,463,302
Northwestern Energy Group, Inc.	27,754	1,588,084
Public Service Enterprise Group, Inc.	132,612	11,830,316
WEC Energy Group, Inc.	58,742	5,649,806
Total Multi–Utilities		53,194,463
Office REITs – 0.1%
COPT Defense Properties	8,110	245,976
Cousins Properties, Inc.	9,358	275,874
Douglas Emmett, Inc.	9,725	170,868
Investments	Shares	Value
Easterly Government Properties, Inc.(a)	8,880	$120,591
JBG SMITH Properties	8,196	143,266
Kilroy Realty Corp.	7,504	290,405
Peakstone Realty Trust	2,567	34,988
Postal Realty Trust, Inc., Class A	2,498	36,571
SL Green Realty Corp.	4,000	278,440
Total Office REITs		1,596,979
Oil, Gas & Consumable Fuels – 16.2%
Antero Midstream Corp.	276,849	4,166,578
Berry Corp.	56,667	291,268
Chevron Corp.	337,672	49,728,955
Chord Energy Corp.	25,434	3,312,270
Civitas Resources, Inc.	58,404	2,959,331
Crescent Energy Co., Class A	57,814	633,063
CVR Energy, Inc.(a)	66,306	1,527,027
DT Midstream, Inc.	33,571	2,640,695
EOG Resources, Inc.	129,387	15,905,544
Exxon Mobil Corp.	621,147	72,810,851
FutureFuel Corp.	35,620	204,815
Granite Ridge Resources, Inc.	106,048	629,925
Kinetik Holdings, Inc.	34,857	1,577,628
Northern Oil & Gas, Inc.(a)	40,052	1,418,241
ONEOK, Inc.	150,476	13,712,878
Riley Exploration Permian, Inc.(a)	13,596	360,158
Sitio Royalties Corp., Class A	45,211	942,197
VAALCO Energy, Inc.	78,197	448,851
Vitesse Energy, Inc.	20,506	492,554
Williams Cos., Inc.	276,961	12,643,270
Total Oil, Gas & Consumable Fuels		186,406,099
Passenger Airlines – 0.0%
Spirit Airlines, Inc.(a)	80,299	192,718
Personal Care Products – 0.7%
Kenvue, Inc.	363,146	8,399,567
Nu Skin Enterprises, Inc., Class A	19,596	144,422
Total Personal Care Products		8,543,989
Pharmaceuticals – 2.5%
Bristol-Myers Squibb Co.	426,085	22,045,638
Organon & Co.	169,613	3,244,696
Viatris, Inc.	342,070	3,971,433
Total Pharmaceuticals		29,261,767
Professional Services – 0.1%
ManpowerGroup, Inc.	19,042	1,399,968
Resources Connection, Inc.	22,166	215,010
Total Professional Services		1,614,978
Real Estate Management & Development – 0.0%
Kennedy-Wilson Holdings, Inc.	11,894	131,429
RMR Group, Inc., Class A	1,612	40,912
Total Real Estate Management & Development		172,341

See Notes to Financial Statements.

WisdomTree Trust    7

Schedule of Investments (unaudited) (continued) WisdomTree U.S. High Dividend Fund (DHS) September 30, 2024
Investments	Shares	Value
Residential REITs – 0.9%
AvalonBay Communities, Inc.	10,293	$2,318,498
BRT Apartments Corp.	1,540	27,073
Camden Property Trust	8,381	1,035,305
Centerspace	614	43,269
Elme Communities	7,966	140,122
Equity Residential	28,541	2,125,163
Essex Property Trust, Inc.	4,580	1,353,024
Independence Realty Trust, Inc.	15,884	325,622
Mid-America Apartment Communities, Inc.	9,188	1,459,973
NexPoint Residential Trust, Inc.	1,795	78,998
UDR, Inc.	23,966	1,086,618
UMH Properties, Inc.	6,537	128,583
Total Residential REITs		10,122,248
Retail REITs – 1.2%
Acadia Realty Trust	9,090	213,433
Agree Realty Corp.	6,868	517,366
Alexander’s, Inc.	482	116,817
Brixmor Property Group, Inc.	19,634	547,003
CBL & Associates Properties, Inc.	3,300	83,160
Federal Realty Investment Trust	5,886	676,713
Getty Realty Corp.	4,157	132,234
Kimco Realty Corp.	47,912	1,112,517
Macerich Co.	15,390	280,714
NETSTREIT Corp.	2,552	42,185
NNN REIT, Inc.	13,355	647,584
Realty Income Corp.	59,218	3,755,606
Regency Centers Corp.	13,059	943,252
Retail Opportunity Investments Corp.	6,019	94,679
Saul Centers, Inc.	1,327	55,681
Simon Property Group, Inc.	24,138	4,079,805
SITE Centers Corp.	3,711	224,515
Tanger, Inc.	7,496	248,717
Urban Edge Properties	9,974	213,344
Whitestone REIT	4,796	64,890
Total Retail REITs		14,050,215
Semiconductors & Semiconductor Equipment – 0.0%
NVE Corp.	3,783	302,148
Software – 0.0%
American Software, Inc., Class A	21,456	240,093
Specialized REITs – 2.0%
Crown Castle, Inc.	29,058	3,447,150
CubeSmart	15,963	859,288
Digital Realty Trust, Inc.	22,394	3,624,021
EPR Properties	5,205	255,253
Extra Space Storage, Inc.	14,940	2,692,039
Four Corners Property Trust, Inc.	6,296	184,536
Gaming & Leisure Properties, Inc.	19,042	979,711
Investments	Shares	Value
Gladstone Land Corp.	4,168	$57,935
Iron Mountain, Inc.	19,134	2,273,693
Lamar Advertising Co., Class A	6,268	837,405
National Storage Affiliates Trust	6,638	319,952
PotlatchDeltic Corp.	6,026	271,471
Public Storage	12,708	4,624,060
Rayonier, Inc.	11,238	361,639
Safehold, Inc.	5,337	139,989
VICI Properties, Inc.	74,141	2,469,637
Total Specialized REITs		23,397,779
Specialty Retail – 0.9%
Aaron’s Co., Inc.	20,670	205,667
Best Buy Co., Inc.	57,805	5,971,256
Buckle, Inc.	28,375	1,247,649
Guess?, Inc.(a)	37,642	757,733
Haverty Furniture Cos., Inc.	9,789	268,904
Monro, Inc.	21,021	606,666
Upbound Group, Inc.	36,037	1,152,824
Total Specialty Retail		10,210,699
Technology Hardware, Storage & Peripherals – 0.7%
HP, Inc.	189,545	6,798,979
Xerox Holdings Corp.	93,385	969,336
Total Technology Hardware, Storage & Peripherals		7,768,315
Textiles, Apparel & Luxury Goods – 0.6%
Carter’s, Inc.	21,069	1,369,064
Kontoor Brands, Inc.	23,075	1,887,073
Movado Group, Inc.	4,325	80,445
Tapestry, Inc.	67,056	3,150,291
Wolverine World Wide, Inc.	52,176	908,906
Total Textiles, Apparel & Luxury Goods		7,395,779
Tobacco – 9.1%
Altria Group, Inc.	1,076,079	54,923,072
Philip Morris International, Inc.	388,670	47,184,538
Universal Corp.	16,139	857,142
Vector Group Ltd.	102,350	1,527,062
Total Tobacco		104,491,814
Wireless Telecommunication Services – 0.1%
Spok Holdings, Inc.	13,246	199,485
Telephone & Data Systems, Inc.	57,521	1,337,363
Total Wireless Telecommunication Services		1,536,848
Total United States		1,149,087,827
Puerto Rico – 0.2%
Banks – 0.2%
First BanCorp	91,302	1,932,864
TOTAL COMMON STOCKS (Cost: $1,002,812,894)		1,151,020,691

See Notes to Financial Statements.

8    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree U.S. High Dividend Fund (DHS) September 30, 2024
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
United States – 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(b)
(Cost: $2,054,797)	2,054,797	$2,054,797
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $1,004,867,691)		1,153,075,488
Other Assets less Liabilities – 0.1%		1,390,971
NET ASSETS – 100.0%		$1,154,466,459

(a)   Security, or portion thereof, was on loan at September 30, 2024 (See Note 2). At September 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $19,200,865 and the total market value of the collateral held by the Fund was $19,560,805. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $17,506,008.

(b)  Rate shown represents annualized 7-day yield as of September 30, 2024.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,151,020,691	$—	$—	$1,151,020,691
Investment of Cash Collateral for Securities Loaned	—	2,054,797	—	2,054,797
Total Investments in Securities	$1,151,020,691	$2,054,797	$—	$1,153,075,488

See Notes to Financial Statements.

WisdomTree Trust    9

Schedule of Investments (unaudited) WisdomTree U.S. LargeCap Dividend Fund (DLN) September 30, 2024
Investments	Shares	Value
COMMON STOCKS – 99.7%
United States – 99.7%
Aerospace & Defense – 2.0%
General Dynamics Corp.	31,524	$9,526,553
General Electric Co.	42,502	8,015,027
HEICO Corp.	2,350	614,478
HEICO Corp., Class A	3,257	663,646
Howmet Aerospace, Inc.	17,129	1,717,182
L3Harris Technologies, Inc.	23,558	5,603,742
Lockheed Martin Corp.	39,728	23,223,400
Northrop Grumman Corp.	13,183	6,961,547
RTX Corp.	227,037	27,507,803
Textron, Inc.	8,466	749,918
Total Aerospace & Defense		84,583,296
Air Freight & Logistics – 0.7%
Expeditors International of Washington, Inc.	11,970	1,572,858
FedEx Corp.	26,314	7,201,615
United Parcel Service, Inc., Class B	166,832	22,745,875
Total Air Freight & Logistics		31,520,348
Automobiles – 0.1%
General Motors Co.	83,158	3,728,805
Banks – 7.5%
Bank of America Corp.	1,351,367	53,622,243
Citigroup, Inc.	471,981	29,546,011
Fifth Third Bancorp	164,888	7,063,802
First Citizens BancShares, Inc., Class A	540	994,113
Huntington Bancshares, Inc.	412,305	6,060,883
JPMorgan Chase & Co.	656,678	138,467,123
M&T Bank Corp.	36,215	6,450,616
PNC Financial Services Group, Inc.	98,285	18,167,982
Regions Financial Corp.	279,837	6,528,597
U.S. Bancorp	421,442	19,272,543
Wells Fargo & Co.	631,962	35,699,533
Total Banks		321,873,446
Beverages – 3.6%
Brown-Forman Corp., Class A	12,538	602,827
Brown-Forman Corp., Class B(a)	27,345	1,345,374
Coca-Cola Co.	1,134,041	81,492,186
Constellation Brands, Inc., Class A	22,433	5,780,760
Keurig Dr. Pepper, Inc.	210,940	7,906,031
PepsiCo, Inc.	351,145	59,712,207
Total Beverages		156,839,385
Biotechnology – 3.9%
AbbVie, Inc.	590,582	116,628,133
Amgen, Inc.	93,244	30,044,149
Gilead Sciences, Inc.	256,690	21,520,890
Total Biotechnology		168,193,172
Investments	Shares	Value
Broadline Retail – 0.1%
eBay, Inc.	65,744	$4,280,592
Building Products – 0.1%
Carrier Global Corp.	61,424	4,944,018
Capital Markets – 4.7%
Ameriprise Financial, Inc.	13,058	6,134,779
Ares Management Corp., Class A	27,565	4,295,730
Bank of New York Mellon Corp.	151,852	10,912,085
BlackRock, Inc.	21,117	20,050,803
Blackstone, Inc.	110,122	16,862,982
Cboe Global Markets, Inc.	9,963	2,041,120
Charles Schwab Corp.	147,798	9,578,788
CME Group, Inc.	41,803	9,223,832
FactSet Research Systems, Inc.	1,710	786,343
Goldman Sachs Group, Inc.	58,549	28,988,195
Intercontinental Exchange, Inc.	68,186	10,953,399
KKR & Co., Inc.	41,153	5,373,759
LPL Financial Holdings, Inc.	3,295	766,516
Moody’s Corp.	11,404	5,412,224
Morgan Stanley	394,271	41,098,809
MSCI, Inc.	4,609	2,686,724
Nasdaq, Inc.	38,197	2,788,763
Northern Trust Corp.	42,174	3,796,925
Raymond James Financial, Inc.	16,767	2,053,287
S&P Global, Inc.	14,909	7,702,288
State Street Corp.	66,585	5,890,775
T Rowe Price Group, Inc.	59,024	6,429,484
Tradeweb Markets, Inc., Class A	4,912	607,467
Total Capital Markets		204,435,077
Chemicals – 1.0%
Air Products & Chemicals, Inc.	30,408	9,053,678
Dow, Inc.	216,009	11,800,572
DuPont de Nemours, Inc.	50,416	4,492,570
Ecolab, Inc.	24,916	6,361,802
PPG Industries, Inc.	35,315	4,677,825
Sherwin-Williams Co.	16,765	6,398,697
Westlake Corp.	10,208	1,534,160
Total Chemicals		44,319,304
Commercial Services & Supplies – 0.6%
Cintas Corp.	31,906	6,568,807
Republic Services, Inc.	22,798	4,578,750
Rollins, Inc.	34,134	1,726,498
Veralto Corp.	8,171	914,008
Waste Management, Inc.	55,174	11,454,123
Total Commercial Services & Supplies		25,242,186
Communications Equipment – 1.5%
Cisco Systems, Inc.	1,111,247	59,140,565
Motorola Solutions, Inc.	15,916	7,156,311
Total Communications Equipment		66,296,876

See Notes to Financial Statements.

10    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. LargeCap Dividend Fund (DLN) September 30, 2024
Investments	Shares	Value
Construction & Engineering – 0.0%
Quanta Services, Inc.	5,567	$1,659,801
Construction Materials – 0.1%
Martin Marietta Materials, Inc.	2,736	1,472,652
Vulcan Materials Co.	8,798	2,203,283
Total Construction Materials		3,675,935
Consumer Finance – 0.6%
American Express Co.	56,948	15,444,298
Capital One Financial Corp.	43,615	6,530,474
Discover Financial Services	37,487	5,259,051
Total Consumer Finance		27,233,823
Consumer Staples Distribution & Retail – 2.9%
Costco Wholesale Corp.	22,867	20,272,053
Kroger Co.	139,871	8,014,608
Sysco Corp.	116,031	9,057,380
Target Corp.	79,224	12,347,853
Walmart, Inc.	951,875	76,863,906
Total Consumer Staples Distribution & Retail		126,555,800
Containers & Packaging – 0.1%
Avery Dennison Corp.	7,168	1,582,408
Ball Corp.	23,749	1,612,794
Total Containers & Packaging		3,195,202
Distributors – 0.1%
Genuine Parts Co.	22,340	3,120,451
Electric Utilities – 2.7%
American Electric Power Co., Inc.	130,380	13,376,988
Constellation Energy Corp.	16,330	4,246,127
Duke Energy Corp.	182,876	21,085,603
Edison International	92,433	8,049,990
Entergy Corp.	77,831	10,243,338
Eversource Energy	85,761	5,836,036
Exelon Corp.	204,916	8,309,344
FirstEnergy Corp.	138,246	6,131,210
PG&E Corp.	90,460	1,788,394
PPL Corp.	149,628	4,949,694
Southern Co.	232,930	21,005,627
Xcel Energy, Inc.	162,890	10,636,717
Total Electric Utilities		115,659,068
Electrical Equipment – 0.4%
AMETEK, Inc.	12,003	2,061,035
Emerson Electric Co.	74,022	8,095,786
Hubbell, Inc.	4,405	1,886,882
Rockwell Automation, Inc.	10,678	2,866,616
Vertiv Holdings Co., Class A	14,324	1,425,095
Total Electrical Equipment		16,335,414
Investments	Shares	Value
Electronic Equipment, Instruments & Components – 0.4%
Amphenol Corp., Class A	94,774	$6,175,474
CDW Corp.	8,679	1,964,058
Corning, Inc.	178,820	8,073,723
Total Electronic Equipment, Instruments & Components		16,213,255
Energy Equipment & Services – 0.2%
Baker Hughes Co.	134,980	4,879,527
Halliburton Co.	89,250	2,592,712
Total Energy Equipment & Services		7,472,239
Entertainment – 0.2%
Electronic Arts, Inc.	13,595	1,950,067
Walt Disney Co.	83,439	8,025,997
Warner Music Group Corp., Class A	12,916	404,271
Total Entertainment		10,380,335
Financial Services – 1.6%
Apollo Global Management, Inc.	60,956	7,614,014
Fidelity National Information Services, Inc.	112,929	9,457,804
Global Payments, Inc.	12,640	1,294,589
Mastercard, Inc., Class A	43,976	21,715,349
Visa, Inc., Class A	110,113	30,275,569
Total Financial Services		70,357,325
Food Products – 1.5%
Archer-Daniels-Midland Co.	73,077	4,365,620
General Mills, Inc.	118,511	8,752,037
Hershey Co.	19,764	3,790,340
Hormel Foods Corp.	113,494	3,597,760
Kellanova	80,289	6,480,125
Kraft Heinz Co.	319,518	11,218,277
McCormick & Co., Inc., Non-Voting Shares	34,608	2,848,239
Mondelez International, Inc., Class A	281,915	20,768,678
Tyson Foods, Inc., Class A	61,566	3,666,871
Total Food Products		65,487,947
Gas Utilities – 0.1%
Atmos Energy Corp.	32,971	4,573,407
Ground Transportation – 0.8%
CSX Corp.	144,878	5,002,637
JB Hunt Transport Services, Inc.	4,858	837,179
Norfolk Southern Corp.	30,322	7,535,017
Old Dominion Freight Line, Inc.	9,082	1,804,049
Union Pacific Corp.	78,289	19,296,673
Total Ground Transportation		34,475,555
Health Care Equipment & Supplies – 1.0%
Abbott Laboratories	182,918	20,854,481
Becton Dickinson & Co.	25,154	6,064,630
GE HealthCare Technologies, Inc.	18,502	1,736,413
ResMed, Inc.	8,027	1,959,551
Stryker Corp.	31,155	11,255,055
Zimmer Biomet Holdings, Inc.	9,574	1,033,513
Total Health Care Equipment & Supplies		42,903,643

See Notes to Financial Statements.

WisdomTree Trust    11

Schedule of Investments (unaudited) (continued) WisdomTree U.S. LargeCap Dividend Fund (DLN) September 30, 2024
Investments	Shares	Value
Health Care Providers & Services – 2.7%
Cardinal Health, Inc.	25,336	$2,800,135
Cencora, Inc.	15,387	3,463,306
Cigna Group	31,724	10,990,463
CVS Health Corp.	236,163	14,849,929
Elevance Health, Inc.	15,451	8,034,520
HCA Healthcare, Inc.	13,751	5,588,819
Humana, Inc.	5,138	1,627,410
Labcorp Holdings, Inc.	6,144	1,373,061
McKesson Corp.	5,340	2,640,203
Quest Diagnostics, Inc.	12,592	1,954,908
UnitedHealth Group, Inc.	104,740	61,239,383
Total Health Care Providers & Services		114,562,137
Health Care REITs – 0.5%
Alexandria Real Estate Equities, Inc.	39,748	4,720,075
Ventas, Inc.	82,914	5,317,275
Welltower, Inc.	81,093	10,382,337
Total Health Care REITs		20,419,687
Hotels, Restaurants & Leisure – 2.2%
Booking Holdings, Inc.	2,983	12,564,754
Darden Restaurants, Inc.	32,767	5,378,048
Hilton Worldwide Holdings, Inc.	11,407	2,629,314
Las Vegas Sands Corp.	78,854	3,969,510
Marriott International, Inc., Class A	25,392	6,312,451
McDonald’s Corp.	142,194	43,299,495
Starbucks Corp.	157,848	15,388,602
Yum! Brands, Inc.	43,154	6,029,045
Total Hotels, Restaurants & Leisure		95,571,219
Household Durables – 0.2%
DR Horton, Inc.	16,381	3,125,003
Lennar Corp., Class A	14,595	2,736,271
Lennar Corp., Class B	2,315	400,356
PulteGroup, Inc.	15,147	2,174,049
Total Household Durables		8,435,679
Household Products – 2.8%
Church & Dwight Co., Inc.	13,492	1,412,882
Clorox Co.	23,053	3,755,564
Colgate-Palmolive Co.	164,332	17,059,305
Kimberly-Clark Corp.	102,135	14,531,768
Procter & Gamble Co.	492,111	85,233,625
Total Household Products		121,993,144
Industrial Conglomerates – 0.6%
Honeywell International, Inc.	114,825	23,735,476
Industrial REITs – 0.5%
Prologis, Inc.	153,283	19,356,577
Insurance – 2.3%
Aflac, Inc.	118,896	13,292,573
Allstate Corp.	38,502	7,301,904
American International Group, Inc.	85,626	6,270,392
Investments	Shares	Value
Arthur J Gallagher & Co.	10,421	$2,932,157
Brown & Brown, Inc.	15,491	1,604,868
Cincinnati Financial Corp.	24,416	3,323,506
Erie Indemnity Co., Class A	3,520	1,900,166
Hartford Financial Services Group, Inc.	60,747	7,144,455
Loews Corp.	9,969	788,049
Marsh & McLennan Cos., Inc.	57,889	12,914,457
MetLife, Inc.	134,685	11,108,819
Principal Financial Group, Inc.	49,486	4,250,847
Progressive Corp.	22,725	5,766,696
Prudential Financial, Inc.	102,434	12,404,757
Travelers Cos., Inc.	27,662	6,476,227
WR Berkley Corp.	59,572	3,379,520
Total Insurance		100,859,393
Interactive Media & Services – 2.6%
Alphabet, Inc., Class A	252,073	41,806,307
Alphabet, Inc., Class C	160,279	26,797,046
Meta Platforms, Inc., Class A	77,724	44,492,327
Total Interactive Media & Services		113,095,680
IT Services – 1.6%
Cognizant Technology Solutions Corp., Class A	45,560	3,516,321
International Business Machines Corp.	292,215	64,602,892
Total IT Services		68,119,213
Life Sciences Tools & Services – 0.5%
Agilent Technologies, Inc.	12,092	1,795,420
Danaher Corp.	29,184	8,113,736
Thermo Fisher Scientific, Inc.	14,892	9,211,745
West Pharmaceutical Services, Inc.	3,246	974,319
Total Life Sciences Tools & Services		20,095,220
Machinery – 2.1%
Caterpillar, Inc.	58,306	22,804,643
Cummins, Inc.	23,503	7,610,036
Deere & Co.	24,168	10,086,031
Dover Corp.	10,222	1,959,966
Fortive Corp.	15,350	1,211,576
Illinois Tool Works, Inc.	57,956	15,188,529
Ingersoll Rand, Inc.	16,845	1,653,505
Otis Worldwide Corp.	50,636	5,263,106
PACCAR, Inc.	127,297	12,561,668
Parker-Hannifin Corp.	14,519	9,173,395
Westinghouse Air Brake Technologies Corp.	7,574	1,376,726
Xylem, Inc.	15,497	2,092,560
Total Machinery		90,981,741
Media – 1.1%
Comcast Corp., Class A	1,010,142	42,193,631
Omnicom Group, Inc.	35,453	3,665,486
Sirius XM Holdings, Inc.	57,676	1,364,037
Total Media		47,223,154
See Notes to Financial Statements.

12    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. LargeCap Dividend Fund (DLN) September 30, 2024
Investments	Shares	Value
Metals & Mining – 0.1%
Nucor Corp.	16,479	$2,477,453
Reliance, Inc.	6,915	1,999,887
Steel Dynamics, Inc.	12,257	1,545,363
Total Metals & Mining		6,022,703
Multi-Utilities – 1.7%
Ameren Corp.	69,532	6,081,269
CenterPoint Energy, Inc.	91,569	2,693,960
CMS Energy Corp.	52,464	3,705,532
Consolidated Edison, Inc.	101,108	10,528,376
Dominion Energy, Inc.	283,912	16,407,275
DTE Energy Co.	39,700	5,097,877
Public Service Enterprise Group, Inc.	150,253	13,404,070
Sempra	117,654	9,839,404
WEC Energy Group, Inc.	61,879	5,951,522
Total Multi-Utilities		73,709,285
Oil, Gas & Consumable Fuels – 7.1%
Cheniere Energy, Inc.	19,742	3,550,401
Chevron Corp.	485,165	71,450,249
ConocoPhillips	140,539	14,795,946
Diamondback Energy, Inc.	22,291	3,842,968
EOG Resources, Inc.	158,662	19,504,320
Exxon Mobil Corp.	1,038,939	121,784,430
Hess Corp.	22,085	2,999,143
Marathon Oil Corp.	58,908	1,568,720
Marathon Petroleum Corp.	70,691	11,516,271
Occidental Petroleum Corp.	62,802	3,236,815
ONEOK, Inc.	173,799	15,838,303
Phillips 66	76,418	10,045,146
Targa Resources Corp.	24,692	3,654,663
Valero Energy Corp.	61,071	8,246,417
Williams Cos., Inc.	334,323	15,261,845
Total Oil, Gas & Consumable Fuels		307,295,637
Passenger Airlines – 0.0%
Delta Air Lines, Inc.	36,199	1,838,547
Personal Care Products – 0.2%
Kenvue, Inc.	406,410	9,400,263
Pharmaceuticals – 4.9%
Bristol-Myers Squibb Co.	498,814	25,808,636
Eli Lilly & Co.	39,066	34,610,132
Johnson & Johnson	613,157	99,368,224
Merck & Co., Inc.	406,056	46,111,719
Zoetis, Inc.	33,090	6,465,124
Total Pharmaceuticals		212,363,835
Professional Services – 0.8%
Amentum Holdings, Inc.*	222	7,159
Automatic Data Processing, Inc.	56,580	15,657,383
Booz Allen Hamilton Holding Corp.	9,739	1,585,120
Broadridge Financial Solutions, Inc.	15,679	3,371,455
Investments	Shares	Value
Equifax, Inc.	5,060	$1,486,932
Jacobs Solutions, Inc.	5,522	722,830
Paychex, Inc.	86,225	11,570,533
Verisk Analytics, Inc.	7,048	1,888,582
Total Professional Services		36,289,994
Residential REITs – 0.5%
AvalonBay Communities, Inc.	40,476	9,117,219
Equity Residential	88,900	6,619,494
Invitation Homes, Inc.	102,089	3,599,658
Sun Communities, Inc.	18,898	2,554,065
Total Residential REITs		21,890,436
Retail REITs – 0.8%
Realty Income Corp.	214,661	13,613,801
Simon Property Group, Inc.	111,847	18,904,380
Total Retail REITs		32,518,181
Semiconductors & Semiconductor Equipment – 7.4%
Analog Devices, Inc.	50,790	11,690,334
Applied Materials, Inc.	36,792	7,433,824
Broadcom, Inc.	701,810	121,062,225
KLA Corp.	7,339	5,683,395
Lam Research Corp.	7,558	6,167,933
Microchip Technology, Inc.	57,675	4,630,726
Micron Technology, Inc.	39,822	4,129,940
Monolithic Power Systems, Inc.	1,911	1,766,719
NVIDIA Corp.	800,775	97,246,116
QUALCOMM, Inc.	131,286	22,325,184
Skyworks Solutions, Inc.	23,343	2,305,588
Texas Instruments, Inc.	160,182	33,088,796
Total Semiconductors & Semiconductor Equipment		317,530,780
Software – 4.6%
Intuit, Inc.	12,131	7,533,351
Microsoft Corp.	333,641	143,565,722
Oracle Corp.	197,997	33,738,689
Roper Technologies, Inc.	4,197	2,335,379
Salesforce, Inc.	38,285	10,478,987
Total Software		197,652,128
Specialized REITs – 2.3%
American Tower Corp.	75,879	17,646,420
Crown Castle, Inc.	124,988	14,827,326
Digital Realty Trust, Inc.	55,962	9,056,330
Equinix, Inc.	10,498	9,318,340
Extra Space Storage, Inc.	51,752	9,325,193
Iron Mountain, Inc.	58,524	6,954,407
Public Storage	42,619	15,507,776
SBA Communications Corp.	7,467	1,797,307
VICI Properties, Inc.	386,641	12,879,012
Weyerhaeuser Co.	99,980	3,385,323
Total Specialized REITs		100,697,434

See Notes to Financial Statements.

WisdomTree Trust    13

Schedule of Investments (unaudited) (concluded) WisdomTree U.S. LargeCap Dividend Fund (DLN) September 30, 2024
Investments	Shares	Value
Specialty Retail – 3.4%
Best Buy Co., Inc.	57,082	$5,896,571
Home Depot, Inc.	223,008	90,362,842
Lowe’s Cos., Inc.	106,018	28,714,975
Ross Stores, Inc.	18,401	2,769,534
TJX Cos., Inc.	143,548	16,872,632
Tractor Supply Co.	12,221	3,555,455
Total Specialty Retail		148,172,009
Technology Hardware, Storage & Peripherals – 4.1%
Apple, Inc.	686,355	159,920,715
Dell Technologies, Inc., Class C	22,818	2,704,846
Hewlett Packard Enterprise Co.	167,819	3,433,577
HP, Inc.	195,304	7,005,554
NetApp, Inc.	30,847	3,809,913
Total Technology Hardware, Storage & Peripherals		176,874,605
Textiles, Apparel & Luxury Goods – 0.2%
NIKE, Inc., Class B	94,712	8,372,541
Tobacco – 2.1%
Altria Group, Inc.	627,467	32,025,916
Philip Morris International, Inc.	470,831	57,158,883
Total Tobacco		89,184,799
Trading Companies & Distributors – 0.4%
Fastenal Co.	106,747	7,623,871
United Rentals, Inc.	4,869	3,942,575
WW Grainger, Inc.	3,853	4,002,535
Total Trading Companies & Distributors		15,568,981
Investments	Shares	Value
Water Utilities – 0.1%
American Water Works Co., Inc.	22,413	$3,277,677
Wireless Telecommunication Services – 0.8%
T-Mobile U.S., Inc.	159,842	32,984,995
TOTAL COMMON STOCKS (Cost: $2,980,468,306)		4,301,648,855
EXCHANGE-TRADED FUND – 0.2%
United States – 0.2%
WisdomTree U.S. Total Dividend Fund(b) (Cost: $6,932,780)	95,061	7,289,135
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
United States – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(c) (Cost: $1,222,204)	1,222,204	1,222,204
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $2,988,623,290)		4,310,160,194
Other Assets less Liabilities – 0.1%		4,991,819
NET ASSETS – 100.0%		$4,315,152,013

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2024 (See Note 2). At September 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,210,812 and the total market value of the collateral held by the Fund was $1,222,204.

(b)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)   Rate shown represents annualized 7-day yield as of September 30, 2024.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2024 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2024	Dividend Income
WisdomTree U.S. Total Dividend Fund	$289,952	$18,058,740	$11,606,556	$214,582	$332,417	$7,289,135	$51,601

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$4,301,648,855	$—	$—	$4,301,648,855
Exchange-Traded Fund	7,289,135	—	—	7,289,135
Investment of Cash Collateral for Securities Loaned	—	1,222,204	—	1,222,204
Total Investments in Securities	$4,308,937,990	$1,222,204	$—	$4,310,160,194

See Notes to Financial Statements.

14    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree U.S. LargeCap Fund (EPS) September 30, 2024
Investments	Shares	Value
COMMON STOCKS – 99.8%
United States – 99.6%
Aerospace & Defense – 1.6%
Axon Enterprise, Inc.*	633	$252,947
General Dynamics Corp.	4,915	1,485,313
General Electric Co.	10,140	1,912,201
HEICO Corp.	1,048	274,031
Howmet Aerospace, Inc.	4,544	455,536
L3Harris Technologies, Inc.	4,214	1,002,384
Lockheed Martin Corp.	6,007	3,511,452
Northrop Grumman Corp.	2,903	1,532,987
RTX Corp.	34,512	4,181,474
Textron, Inc.	4,254	376,819
TransDigm Group, Inc.	573	817,746
Total Aerospace & Defense		15,802,890
Air Freight & Logistics – 0.5%
CH Robinson Worldwide, Inc.	1,463	161,471
Expeditors International of Washington, Inc.	2,621	344,399
FedEx Corp.	5,873	1,607,323
United Parcel Service, Inc., Class B	21,205	2,891,090
Total Air Freight & Logistics		5,004,283
Automobiles – 1.2%
Ford Motor Co.	245,285	2,590,209
General Motors Co.	80,458	3,607,737
Tesla, Inc.*	22,381	5,855,541
Total Automobiles		12,053,487
Banks – 6.9%
Bank of America Corp.	376,615	14,944,083
Citigroup, Inc.	103,990	6,509,774
Citizens Financial Group, Inc.	24,250	995,948
Fifth Third Bancorp	29,044	1,244,245
First Citizens BancShares, Inc., Class A	545	1,003,318
Huntington Bancshares, Inc.	68,716	1,010,125
JPMorgan Chase & Co.	125,042	26,366,356
KeyCorp	25,256	423,038
M&T Bank Corp.	8,074	1,438,141
PNC Financial Services Group, Inc.	16,010	2,959,449
Regions Financial Corp.	47,801	1,115,197
U.S. Bancorp	49,918	2,282,750
Wells Fargo & Co.	154,672	8,737,421
Total Banks		69,029,845
Beverages – 1.3%
Brown-Forman Corp., Class B	4,245	208,854
Celsius Holdings, Inc.*	1,559	48,890
Coca-Cola Co.	76,254	5,479,612
Constellation Brands, Inc., Class A	3,140	809,147
Keurig Dr. Pepper, Inc.	27,845	1,043,631
Molson Coors Beverage Co., Class B	5,797	333,443
Investments	Shares	Value
Monster Beverage Corp.*	9,604	$501,041
PepsiCo, Inc.	24,041	4,088,172
Total Beverages		12,512,790
Biotechnology – 2.5%
AbbVie, Inc.	58,016	11,457,000
Alnylam Pharmaceuticals, Inc.*	812	223,324
Amgen, Inc.	13,823	4,453,909
Biogen, Inc.*	3,574	692,784
BioMarin Pharmaceutical, Inc.*	1,242	87,300
Exact Sciences Corp.*(a)	1,383	94,210
Gilead Sciences, Inc.	40,641	3,407,342
Incyte Corp.*	1,992	131,671
Neurocrine Biosciences, Inc.*	721	83,074
Regeneron Pharmaceuticals, Inc.*	2,400	2,522,976
United Therapeutics Corp.*	944	338,282
Vertex Pharmaceuticals, Inc.*	4,116	1,914,269
Total Biotechnology		25,406,141
Broadline Retail – 3.2%
Amazon.com, Inc.*	165,399	30,818,795
eBay, Inc.	19,688	1,281,886
Total Broadline Retail		32,100,681
Building Products – 0.4%
Advanced Drainage Systems, Inc.	756	118,813
Builders FirstSource, Inc.*	4,667	904,745
Carlisle Cos., Inc.	920	413,770
Carrier Global Corp.	15,340	1,234,716
Lennox International, Inc.	221	133,548
Masco Corp.	4,419	370,931
Owens Corning	2,925	516,321
Total Building Products		3,692,844
Capital Markets – 2.8%
Ameriprise Financial, Inc.	3,239	1,521,715
Bank of New York Mellon Corp.	24,943	1,792,404
BlackRock, Inc.	2,863	2,718,447
Cboe Global Markets, Inc.	1,653	338,650
Charles Schwab Corp.	40,177	2,603,871
CME Group, Inc.	5,379	1,186,876
FactSet Research Systems, Inc.	396	182,101
Franklin Resources, Inc.	16,229	327,014
Goldman Sachs Group, Inc.	8,586	4,251,014
Intercontinental Exchange, Inc.	9,812	1,576,200
LPL Financial Holdings, Inc.	1,803	419,432
Moody’s Corp.	1,926	914,060
Morgan Stanley	46,082	4,803,588
Morningstar, Inc.	314	100,204
MSCI, Inc.	701	408,634
Nasdaq, Inc.	7,760	566,558
Northern Trust Corp.	5,038	453,571

See Notes to Financial Statements.

WisdomTree Trust    15

Schedule of Investments (unaudited) (continued) WisdomTree U.S. LargeCap Fund (EPS) September 30, 2024
Investments	Shares	Value
Raymond James Financial, Inc.	5,623	$688,593
S&P Global, Inc.	3,395	1,753,925
State Street Corp.	12,459	1,102,248
T Rowe Price Group, Inc.	6,041	658,046
Tradeweb Markets, Inc., Class A	881	108,953
Total Capital Markets		28,476,104
Chemicals – 0.8%
Air Products & Chemicals, Inc.	3,422	1,018,866
Albemarle Corp.(a)	8,000	757,680
Celanese Corp.	2,315	314,747
CF Industries Holdings, Inc.	10,155	871,299
Dow, Inc.	11,754	642,121
DuPont de Nemours, Inc.	7,684	684,721
Eastman Chemical Co.	2,888	323,312
Ecolab, Inc.	2,672	682,242
Mosaic Co.	14,715	394,068
PPG Industries, Inc.	4,009	531,032
RPM International, Inc.	1,729	209,209
Sherwin-Williams Co.	3,479	1,327,830
Westlake Corp.	3,689	554,420
Total Chemicals		8,311,547
Commercial Services & Supplies – 0.3%
Cintas Corp.	3,765	775,138
Copart, Inc.*	10,915	571,946
Republic Services, Inc.	3,894	782,071
Rollins, Inc.	4,084	206,569
Waste Management, Inc.	4,811	998,764
Total Commercial Services & Supplies		3,334,488
Communications Equipment – 1.2%
Arista Networks, Inc.*	4,919	1,888,010
Cisco Systems, Inc.	147,662	7,858,572
F5, Inc.*	3,199	704,420
Motorola Solutions, Inc.	3,281	1,475,236
Total Communications Equipment		11,926,238
Construction & Engineering – 0.1%
AECOM	1,930	199,311
EMCOR Group, Inc.	310	133,464
Quanta Services, Inc.	1,786	532,496
Total Construction & Engineering		865,271
Construction Materials – 0.1%
Martin Marietta Materials, Inc.	795	427,909
Vulcan Materials Co.	1,484	371,638
Total Construction Materials		799,547
Consumer Finance – 1.0%
American Express Co.	17,977	4,875,363
Capital One Financial Corp.	16,426	2,459,465
Discover Financial Services	13,028	1,827,698
Synchrony Financial	21,900	1,092,372
Total Consumer Finance		10,254,898
Investments	Shares	Value
Consumer Staples Distribution & Retail – 1.9%
Albertsons Cos., Inc., Class A	27,321	$504,892
Casey’s General Stores, Inc.	288	108,205
Costco Wholesale Corp.	4,152	3,680,831
Kroger Co.	26,058	1,493,123
Performance Food Group Co.*	2,133	167,163
Sysco Corp.	10,383	810,497
Target Corp.	10,254	1,598,188
U.S. Foods Holding Corp.*	3,037	186,776
Walmart, Inc.	133,560	10,784,970
Total Consumer Staples Distribution & Retail		19,334,645
Containers & Packaging – 0.2%
Avery Dennison Corp.	1,114	245,927
Ball Corp.	3,865	262,472
Crown Holdings, Inc.	1,655	158,681
International Paper Co.	7,012	342,536
Packaging Corp. of America	1,656	356,703
Smurfit WestRock PLC	4,514	223,082
Total Containers & Packaging		1,589,401
Distributors – 0.1%
Genuine Parts Co.	3,134	437,757
LKQ Corp.	6,890	275,049
Pool Corp.	554	208,747
Total Distributors		921,553
Diversified REITs – 0.0%
WP Carey, Inc.	3,107	193,566
Diversified Telecommunication Services – 1.8%
AT&T, Inc.	412,051	9,065,122
Verizon Communications, Inc.	209,441	9,405,995
Total Diversified Telecommunication Services		18,471,117
Electric Utilities – 1.2%
Alliant Energy Corp.	4,586	278,324
American Electric Power Co., Inc.	11,623	1,192,520
Constellation Energy Corp.	4,583	1,191,672
Duke Energy Corp.	15,368	1,771,931
Edison International	9,625	838,241
Entergy Corp.	4,379	576,320
Evergy, Inc.	4,213	261,248
Eversource Energy	9,046	615,580
Exelon Corp.	20,445	829,045
FirstEnergy Corp.	12,241	542,888
PG&E Corp.	47,912	947,220
PPL Corp.	12,618	417,404
Southern Co.	21,051	1,898,379
Xcel Energy, Inc.	9,426	615,518
Total Electric Utilities		11,976,290

See Notes to Financial Statements.

16    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. LargeCap Fund (EPS) September 30, 2024
Investments	Shares	Value
Electrical Equipment – 0.3%
AMETEK, Inc.	3,218	$552,563
Emerson Electric Co.	10,651	1,164,900
GE Vernova, Inc.*	2,607	664,733
Hubbell, Inc.	690	295,561
Rockwell Automation, Inc.	1,583	424,972
Vertiv Holdings Co., Class A	3,069	305,335
Total Electrical Equipment		3,408,064
Electronic Equipment, Instruments & Components – 0.6%
Amphenol Corp., Class A	22,481	1,464,862
CDW Corp.	3,759	850,662
Corning, Inc.	32,162	1,452,114
Jabil, Inc.	6,396	766,433
Keysight Technologies, Inc.*	6,396	1,016,516
Teledyne Technologies, Inc.*	1,596	698,505
Total Electronic Equipment, Instruments & Components		6,249,092
Energy Equipment & Services – 0.1%
Baker Hughes Co.	14,063	508,377
Halliburton Co.	26,910	781,736
Total Energy Equipment & Services		1,290,113
Entertainment – 0.8%
Electronic Arts, Inc.	4,863	697,549
Liberty Media Corp.-Liberty Formula One, Class C*	1,802	139,529
Live Nation Entertainment, Inc.*	2,143	234,637
Netflix, Inc.*	5,579	3,957,017
Take-Two Interactive Software, Inc.*	1,227	188,602
Walt Disney Co.	29,317	2,820,002
Total Entertainment		8,037,336
Financial Services – 4.2%
Berkshire Hathaway, Inc., Class B*	39,758	18,299,017
Corebridge Financial, Inc.	38,860	1,133,158
Corpay, Inc.*	1,715	536,383
Equitable Holdings, Inc.	18,212	765,450
Fidelity National Information Services, Inc.	20,664	1,730,610
Fiserv, Inc.*	13,475	2,420,784
Global Payments, Inc.	8,736	894,741
Jack Henry & Associates, Inc.	798	140,879
Mastercard, Inc., Class A	10,582	5,225,392
PayPal Holdings, Inc.*	36,478	2,846,378
Visa, Inc., Class A	28,431	7,817,104
Total Financial Services		41,809,896
Food Products – 0.9%
Archer-Daniels-Midland Co.	21,055	1,257,826
Campbell Soup Co.	6,627	324,193
Conagra Brands, Inc.	16,651	541,490
General Mills, Inc.	14,444	1,066,689
Hershey Co.	3,742	717,641
Investments	Shares	Value
Hormel Foods Corp.	8,951	$283,747
J M Smucker Co.	2,697	326,607
Kellanova	8,962	723,323
Kraft Heinz Co.	38,733	1,359,916
Lamb Weston Holdings, Inc.	2,001	129,545
McCormick & Co., Inc., Non-Voting Shares	3,043	250,439
Mondelez International, Inc., Class A	22,830	1,681,886
Tyson Foods, Inc., Class A	2,951	175,761
Total Food Products		8,839,063
Gas Utilities – 0.0%
Atmos Energy Corp.	2,399	332,765
Ground Transportation – 0.7%
CSX Corp.	43,011	1,485,170
JB Hunt Transport Services, Inc.	1,395	240,400
Norfolk Southern Corp.	4,629	1,150,307
Old Dominion Freight Line, Inc.	2,271	451,111
Saia, Inc.*(a)	101	44,163
Uber Technologies, Inc.*	13,324	1,001,432
Union Pacific Corp.	10,567	2,604,554
XPO, Inc.*	808	86,868
Total Ground Transportation		7,064,005
Health Care Equipment & Supplies – 1.3%
Abbott Laboratories	27,930	3,184,299
Align Technology, Inc.*	858	218,207
Becton Dickinson & Co.	5,559	1,340,275
Boston Scientific Corp.*	19,675	1,648,765
Cooper Cos., Inc.*	2,232	246,279
Dexcom, Inc.*	2,674	179,265
Edwards Lifesciences Corp.*	6,546	431,971
GE HealthCare Technologies, Inc.	9,288	871,679
Hologic, Inc.*	4,811	391,904
IDEXX Laboratories, Inc.*	647	326,877
Insulet Corp.*	543	126,383
Intuitive Surgical, Inc.*	2,432	1,194,769
ResMed, Inc.	1,887	460,654
Solventum Corp.*	3,765	262,496
Stryker Corp.	4,974	1,796,907
Teleflex, Inc.	616	152,349
Zimmer Biomet Holdings, Inc.	4,306	464,833
Total Health Care Equipment & Supplies		13,297,912
Health Care Providers & Services – 3.0%
Cardinal Health, Inc.	5,490	606,755
Cencora, Inc.	4,522	1,017,812
Centene Corp.*	19,581	1,474,058
Cigna Group	10,455	3,622,030
CVS Health Corp.	61,310	3,855,173
Elevance Health, Inc.	6,275	3,263,000
HCA Healthcare, Inc.	7,567	3,075,456
Humana, Inc.	2,577	816,239
See Notes to Financial Statements.

WisdomTree Trust    17

Schedule of Investments (unaudited) (continued) WisdomTree U.S. LargeCap Fund (EPS) September 30, 2024
Investments	Shares	Value
Labcorp Holdings, Inc.	1,973	$440,926
McKesson Corp.	3,149	1,556,928
Molina Healthcare, Inc.*	981	338,013
Quest Diagnostics, Inc.	2,468	383,157
UnitedHealth Group, Inc.	16,526	9,662,422
Total Health Care Providers & Services		30,111,969
Health Care REITs – 0.1%
Alexandria Real Estate Equities, Inc.	1,118	132,762
Ventas, Inc.	2,423	155,387
Welltower, Inc.	3,625	464,109
Total Health Care REITs		752,258
Health Care Technology – 0.0%
Veeva Systems, Inc., Class A*	1,221	256,251
Hotel & Resort REITs – 0.0%
Host Hotels & Resorts, Inc.	13,318	234,397
Hotels, Restaurants & Leisure – 1.4%
Airbnb, Inc., Class A*	15,576	1,975,193
Booking Holdings, Inc.	656	2,763,151
Chipotle Mexican Grill, Inc.*	11,063	637,450
Darden Restaurants, Inc.	2,357	386,854
Domino’s Pizza, Inc.	422	181,519
Expedia Group, Inc.*	3,618	535,536
Hilton Worldwide Holdings, Inc.	3,341	770,101
Las Vegas Sands Corp.	6,429	323,636
Marriott International, Inc., Class A	4,458	1,108,259
McDonald’s Corp.	11,316	3,445,835
MGM Resorts International*	2,382	93,112
Starbucks Corp.	16,064	1,566,079
Yum! Brands, Inc.	3,771	526,847
Total Hotels, Restaurants & Leisure		14,313,572
Household Durables – 0.7%
DR Horton, Inc.	13,963	2,663,721
Lennar Corp., Class A	11,260	2,111,025
NVR, Inc.*	78	765,320
PulteGroup, Inc.	11,019	1,581,557
TopBuild Corp.*	371	150,927
Total Household Durables		7,272,550
Household Products – 1.0%
Church & Dwight Co., Inc.	2,551	267,141
Clorox Co.	1,238	201,682
Colgate-Palmolive Co.	12,212	1,267,728
Kimberly-Clark Corp.	6,549	931,792
Procter & Gamble Co.	41,105	7,119,386
Total Household Products		9,787,729
Independent Power & Renewable Electricity Producers – 0.2%
Vistra Corp.	12,621	1,496,093
Industrial Conglomerates – 0.5%
3M Co.	18,898	2,583,357
Honeywell International, Inc.	11,685	2,415,406
Total Industrial Conglomerates		4,998,763
Investments	Shares	Value
Industrial REITs – 0.1%
Prologis, Inc.	10,314	$1,302,452
Rexford Industrial Realty, Inc.	1,776	89,351
Total Industrial REITs		1,391,803
Insurance – 2.0%
Aflac, Inc.	19,018	2,126,212
American International Group, Inc.	26,308	1,926,535
Arthur J Gallagher & Co.	2,410	678,102
Brown & Brown, Inc.	3,610	373,996
Cincinnati Financial Corp.	2,480	337,578
CNA Financial Corp.	8,870	434,098
Erie Indemnity Co., Class A	369	199,194
Fidelity National Financial, Inc.	8,239	511,312
Globe Life, Inc.	1,998	211,608
Hartford Financial Services Group, Inc.	11,783	1,385,799
Loews Corp.	5,989	473,430
Markel Group, Inc.*	522	818,799
Marsh & McLennan Cos., Inc.	7,436	1,658,897
MetLife, Inc.	32,350	2,668,228
Principal Financial Group, Inc.	7,494	643,735
Progressive Corp.	6,045	1,533,979
Prudential Financial, Inc.	16,215	1,963,636
Reinsurance Group of America, Inc.	2,019	439,880
Travelers Cos., Inc.	5,228	1,223,979
WR Berkley Corp.	7,470	423,773
Total Insurance		20,032,770
Interactive Media & Services – 8.8%
Alphabet, Inc., Class A	292,380	48,491,223
Meta Platforms, Inc., Class A	69,034	39,517,823
Pinterest, Inc., Class A*	5,370	173,827
Total Interactive Media & Services		88,182,873
IT Services – 1.1%
Akamai Technologies, Inc.*	5,429	548,058
Cloudflare, Inc., Class A*	4,375	353,894
Cognizant Technology Solutions Corp., Class A	16,550	1,277,329
EPAM Systems, Inc.*	2,147	427,317
Gartner, Inc.*	1,467	743,417
GoDaddy, Inc., Class A*	3,944	618,340
International Business Machines Corp.	22,894	5,061,405
MongoDB, Inc.*	784	211,954
Okta, Inc.*	5,090	378,391
Snowflake, Inc., Class A*	2,386	274,056
Twilio, Inc., Class A*	6,255	407,951
VeriSign, Inc.*	2,555	485,348
Total IT Services		10,787,460
Life Sciences Tools & Services – 1.0%
Agilent Technologies, Inc.	4,127	612,777
Avantor, Inc.*	9,772	252,802
Bio-Techne Corp.	1,354	108,225
Charles River Laboratories International, Inc.*	712	140,243

See Notes to Financial Statements.

18    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. LargeCap Fund (EPS) September 30, 2024
Investments	Shares	Value
Danaher Corp.	10,974	$3,050,991
IQVIA Holdings, Inc.*	3,009	713,043
Mettler-Toledo International, Inc.*	265	397,420
Thermo Fisher Scientific, Inc.	6,532	4,040,499
Waters Corp.*	681	245,085
West Pharmaceutical Services, Inc.	712	213,714
Total Life Sciences Tools & Services		9,774,799
Machinery – 2.1%
Caterpillar, Inc.	15,577	6,092,476
Cummins, Inc.	4,632	1,499,795
Deere & Co.	10,935	4,563,504
Dover Corp.	3,113	596,887
Fortive Corp.	5,705	450,296
Graco, Inc.	2,210	193,397
IDEX Corp.	856	183,612
Illinois Tool Works, Inc.	4,755	1,246,143
Ingersoll Rand, Inc.	6,254	613,893
Lincoln Electric Holdings, Inc.	74	14,209
Nordson Corp.	724	190,144
Otis Worldwide Corp.	6,079	631,851
PACCAR, Inc.	18,387	1,814,429
Parker-Hannifin Corp.	2,754	1,740,032
Snap-on, Inc.	1,137	329,400
Stanley Black & Decker, Inc.	946	104,183
Westinghouse Air Brake Technologies Corp.	3,369	612,383
Xylem, Inc.	1,890	255,207
Total Machinery		21,131,841
Media – 1.1%
Charter Communications, Inc., Class A*(a)	4,727	1,531,926
Comcast Corp., Class A	157,650	6,585,041
Fox Corp., Class A	19,617	830,388
Interpublic Group of Cos., Inc.	10,769	340,624
Liberty Broadband Corp., Class C*	2,448	189,206
News Corp., Class A	7,134	189,978
Omnicom Group, Inc.	6,267	647,945
Sirius XM Holdings, Inc.	8,946	211,573
Trade Desk, Inc., Class A*	3,553	389,586
Total Media		10,916,267
Metals & Mining – 0.3%
Nucor Corp.	11,628	1,748,153
Reliance, Inc.	1,660	480,089
Steel Dynamics, Inc.	9,271	1,168,888
Total Metals & Mining		3,397,130
Multi-Utilities – 0.6%
Ameren Corp.	3,982	348,266
CenterPoint Energy, Inc.	11,597	341,184
CMS Energy Corp.	4,734	334,362
Consolidated Edison, Inc.	6,432	669,764
Dominion Energy, Inc.	21,435	1,238,729
Investments	Shares	Value
DTE Energy Co.	3,340	$428,889
NiSource, Inc.	7,391	256,098
Public Service Enterprise Group, Inc.	9,154	816,628
Sempra	15,257	1,275,943
WEC Energy Group, Inc.	5,033	484,074
Total Multi-Utilities		6,193,937
Oil, Gas & Consumable Fuels – 6.4%
APA Corp.	13,673	334,442
Cheniere Energy, Inc.	15,703	2,824,028
Chesapeake Energy Corp.	4,246	349,233
Chevron Corp.	72,735	10,711,683
ConocoPhillips	38,622	4,066,124
Coterra Energy, Inc.	33,119	793,200
Devon Energy Corp.	32,742	1,280,867
Diamondback Energy, Inc.	8,795	1,516,258
EOG Resources, Inc.	22,196	2,728,554
EQT Corp.	7,120	260,877
Exxon Mobil Corp.	190,126	22,286,570
Hess Corp.	4,001	543,336
HF Sinclair Corp.	11,211	499,674
Kinder Morgan, Inc.	49,633	1,096,393
Marathon Oil Corp.	24,003	639,200
Marathon Petroleum Corp.	23,560	3,838,160
Occidental Petroleum Corp.	29,236	1,506,823
ONEOK, Inc.	12,421	1,131,926
Ovintiv, Inc.	10,533	403,519
Phillips 66	23,824	3,131,665
Targa Resources Corp.	2,119	313,633
Valero Energy Corp.	21,100	2,849,133
Williams Cos., Inc.	23,773	1,085,237
Total Oil, Gas & Consumable Fuels		64,190,535
Passenger Airlines – 0.3%
Delta Air Lines, Inc.	37,662	1,912,853
Southwest Airlines Co.(a)	6,808	201,721
United Airlines Holdings, Inc.*	20,475	1,168,304
Total Passenger Airlines		3,282,878
Personal Care Products – 0.1%
Coty, Inc., Class A*	7,918	74,350
Kenvue, Inc.	42,343	979,394
Total Personal Care Products		1,053,744
Pharmaceuticals – 2.8%
Bristol-Myers Squibb Co.	122,301	6,327,854
Eli Lilly & Co.	6,563	5,814,424
Johnson & Johnson	68,372	11,080,367
Merck & Co., Inc.	29,713	3,374,208
Zoetis, Inc.	4,719	921,998
Total Pharmaceuticals		27,518,851

See Notes to Financial Statements.

WisdomTree Trust    19

Schedule of Investments (unaudited) (continued) WisdomTree U.S. LargeCap Fund (EPS) September 30, 2024
Investments	Shares	Value
Professional Services – 0.5%
Amentum Holdings, Inc.*	2,245	$72,401
Automatic Data Processing, Inc.	5,624	1,556,329
Booz Allen Hamilton Holding Corp.	1,714	278,971
Broadridge Financial Solutions, Inc.	1,590	341,898
Dayforce, Inc.*(a)	1,425	87,281
Equifax, Inc.	1,259	369,970
Jacobs Solutions, Inc.	2,245	293,870
Leidos Holdings, Inc.	3,014	491,282
Paychex, Inc.	4,289	575,541
Paycom Software, Inc.	667	111,102
SS&C Technologies Holdings, Inc.	6,447	478,432
Verisk Analytics, Inc.	1,358	363,890
Total Professional Services		5,020,967
Real Estate Management & Development – 0.1%
CBRE Group, Inc., Class A*	5,205	647,919
CoStar Group, Inc.*	3,053	230,318
Total Real Estate Management & Development		878,237
Residential REITs – 0.2%
American Homes 4 Rent, Class A	2,603	99,929
AvalonBay Communities, Inc.	1,696	382,024
Camden Property Trust	853	105,371
Equity LifeStyle Properties, Inc.	2,011	143,465
Equity Residential	3,375	251,302
Essex Property Trust, Inc.	540	159,527
Invitation Homes, Inc.	4,746	167,344
Mid-America Apartment Communities, Inc.	1,035	164,462
Sun Communities, Inc.	809	109,336
UDR, Inc.	2,804	127,133
Total Residential REITs		1,709,893
Retail REITs – 0.2%
Kimco Realty Corp.	4,655	108,089
Realty Income Corp.	5,278	334,731
Regency Centers Corp.	2,089	150,888
Simon Property Group, Inc.	5,828	985,049
Total Retail REITs		1,578,757
Semiconductors & Semiconductor Equipment – 7.4%
Analog Devices, Inc.	12,945	2,979,551
Applied Materials, Inc.	20,892	4,221,229
Broadcom, Inc.	81,835	14,116,537
Enphase Energy, Inc.*	5,466	617,767
Intel Corp.	32,259	756,796
KLA Corp.	3,091	2,393,701
Lam Research Corp.	2,876	2,347,046
Microchip Technology, Inc.	19,930	1,600,180
Monolithic Power Systems, Inc.	917	847,767
NVIDIA Corp.	260,110	31,587,758
ON Semiconductor Corp.*	16,912	1,227,980
QUALCOMM, Inc.	31,477	5,352,664
Skyworks Solutions, Inc.	8,087	798,753
Investments	Shares	Value
Teradyne, Inc.	4,961	$664,427
Texas Instruments, Inc.	19,644	4,057,861
Total Semiconductors & Semiconductor Equipment		73,570,017
Software – 9.1%
Adobe, Inc.*	5,279	2,733,361
ANSYS, Inc.*	2,036	648,731
AppLovin Corp., Class A*	8,892	1,160,850
Atlassian Corp., Class A*	2,309	366,692
Autodesk, Inc.*	4,244	1,169,137
Bentley Systems, Inc., Class B	7,463	379,195
Cadence Design Systems, Inc.*	3,076	833,688
Crowdstrike Holdings, Inc., Class A*	2,207	618,997
Datadog, Inc., Class A*	3,955	455,062
Dynatrace, Inc.*	7,468	399,314
Fair Isaac Corp.*	389	756,029
Fortinet, Inc.*	15,044	1,166,662
Gen Digital, Inc.	33,801	927,161
HubSpot, Inc.*	746	396,574
Intuit, Inc.	3,540	2,198,340
Manhattan Associates, Inc.*	1,399	393,651
Microsoft Corp.	125,685	54,082,255
Nutanix, Inc., Class A*	7,925	469,556
Oracle Corp.	54,362	9,263,285
Palantir Technologies, Inc., Class A*	26,116	971,515
Palo Alto Networks, Inc.*	3,287	1,123,497
PTC, Inc.*	2,910	525,721
Roper Technologies, Inc.	1,865	1,037,761
Salesforce, Inc.	13,268	3,631,584
ServiceNow, Inc.*	1,630	1,457,856
Synopsys, Inc.*	1,856	939,860
Tyler Technologies, Inc.*	1,000	583,720
Unity Software, Inc.*(a)	12,366	279,719
Workday, Inc., Class A*	3,065	749,117
Zoom Video Communications, Inc., Class A*	11,751	819,515
Zscaler, Inc.*	2,068	353,504
Total Software		90,891,909
Specialized REITs – 0.5%
American Tower Corp.	3,191	742,099
Crown Castle, Inc.	3,982	472,385
Digital Realty Trust, Inc.	2,704	437,588
Equinix, Inc.	655	581,398
Extra Space Storage, Inc.	1,889	340,379
Gaming & Leisure Properties, Inc.	3,719	191,343
Iron Mountain, Inc.	3,130	371,938
Public Storage	2,616	951,884
SBA Communications Corp.	712	171,378
VICI Properties, Inc.	28,365	944,838
Weyerhaeuser Co.	7,376	249,751
Total Specialized REITs		5,454,981

See Notes to Financial Statements.

20    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. LargeCap Fund (EPS) September 30, 2024
Investments	Shares	Value
Specialty Retail – 1.9%
AutoZone, Inc.*	349	$1,099,364
Best Buy Co., Inc.	6,017	621,556
Burlington Stores, Inc.*	530	139,644
Five Below, Inc.*	346	30,569
Floor & Decor Holdings, Inc., Class A*(a)	630	78,227
Home Depot, Inc.	19,154	7,761,201
Lowe’s Cos., Inc.	14,994	4,061,125
O’Reilly Automotive, Inc.*	916	1,054,866
Penske Automotive Group, Inc.	2,250	365,445
Ross Stores, Inc.	4,546	684,218
TJX Cos., Inc.	16,881	1,984,193
Tractor Supply Co.	1,668	485,271
Ulta Beauty, Inc.*	873	339,702
Williams-Sonoma, Inc.	2,738	424,171
Total Specialty Retail		19,129,552
Technology Hardware, Storage & Peripherals – 6.2%
Apple, Inc.	239,218	55,737,794
Hewlett Packard Enterprise Co.	80,035	1,637,516
HP, Inc.	55,495	1,990,606
NetApp, Inc.	8,239	1,017,599
Pure Storage, Inc., Class A*	14,487	727,827
Super Micro Computer, Inc.*	2,070	861,948
Total Technology Hardware, Storage & Peripherals		61,973,290
Textiles, Apparel & Luxury Goods – 0.2%
Deckers Outdoor Corp.*	1,821	290,358
NIKE, Inc., Class B	16,337	1,444,191
Total Textiles, Apparel & Luxury Goods		1,734,549
Tobacco – 0.9%
Altria Group, Inc.	80,600	4,113,824
Philip Morris International, Inc.	39,507	4,796,150
Total Tobacco		8,909,974
Trading Companies & Distributors – 0.3%
Fastenal Co.	6,544	467,372
United Rentals, Inc.	2,141	1,733,632
Investments	Shares	Value
Watsco, Inc.	440	$216,427
WW Grainger, Inc.	786	816,505
Total Trading Companies & Distributors		3,233,936
Water Utilities – 0.1%
American Water Works Co., Inc.	2,134	312,076
Essential Utilities, Inc.	4,126	159,140
Total Water Utilities		471,216
Wireless Telecommunication Services – 0.4%
T-Mobile U.S., Inc.	19,354	3,993,891
Total United States		998,015,511
Mexico – 0.2%
Metals & Mining – 0.2%
Southern Copper Corp.	15,050	1,740,827
South Korea – 0.0%
Broadline Retail – 0.0%
Coupang, Inc.*	12,690	311,539
TOTAL COMMON STOCKS (Cost: $719,584,805)		1,000,067,877
EXCHANGE-TRADED FUND – 0.1%
United States – 0.1%
WisdomTree U.S. High Dividend Fund(b) (Cost: $683,201)	8,305	779,009
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $720,268,006)		1,000,846,886
Other Assets less Liabilities – 0.1%		733,338
NET ASSETS – 100.0%		$1,001,580,224

*       Non-income producing security.

(a)    Security, or portion thereof, was on loan at September 30, 2024 (See Note 2). At September 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,337,070 and the total market value of the collateral held by the Fund was $1,372,498. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $1,372,498.

(b)    Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2024 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2024	Dividend Income
WisdomTree U.S. High Dividend Fund	$691,373	$3,770,463	$3,728,264	$37,167	$8,270	$779,009	$31,377

See Notes to Financial Statements.

WisdomTree Trust    21

Schedule of Investments (unaudited) (concluded) WisdomTree U.S. LargeCap Fund (EPS) September 30, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,000,067,877	$—	$—	$1,000,067,877
Exchange-Traded Fund	779,009	—	—	779,009
Total Investments in Securities	$1,000,846,886	$—	$—	$1,000,846,886

See Notes to Financial Statements.

22    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree U.S. MidCap Dividend Fund (DON) September 30, 2024
Investments	Shares	Value
COMMON STOCKS – 99.9%
United States – 99.6%
Aerospace & Defense – 1.1%
BWX Technologies, Inc.	86,076	$9,356,461
Curtiss-Wright Corp.	18,938	6,224,731
Hexcel Corp.	55,739	3,446,342
Huntington Ingalls Industries, Inc.	43,642	11,538,072
Moog, Inc., Class A	17,147	3,464,037
Woodward, Inc.	33,529	5,750,559
Total Aerospace & Defense		39,780,202
Air Freight & Logistics – 0.5%
CH Robinson Worldwide, Inc.	166,766	18,405,963
Automobile Components – 0.6%
BorgWarner, Inc.	177,271	6,433,165
Gentex Corp.	289,319	8,589,881
Lear Corp.	68,941	7,524,910
Total Automobile Components		22,547,956
Automobiles – 0.3%
Harley-Davidson, Inc.(a)	175,375	6,757,198
Thor Industries, Inc.	57,184	6,283,950
Total Automobiles		13,041,148
Banks – 7.9%
Bank OZK(a)	284,484	12,229,967
BOK Financial Corp.	103,478	10,825,868
Cadence Bank(a)	334,705	10,660,354
Columbia Banking System, Inc.(a)	617,974	16,135,301
Comerica, Inc.	384,720	23,048,575
Commerce Bancshares, Inc.	144,433	8,579,320
Cullen/Frost Bankers, Inc.(a)	118,631	13,270,064
East West Bancorp, Inc.(a)	298,408	24,690,278
First Financial Bankshares, Inc.	209,024	7,735,978
FNB Corp.	741,763	10,466,276
Glacier Bancorp, Inc.	220,421	10,073,240
Home BancShares, Inc.	481,657	13,048,088
New York Community Bancorp, Inc.(a)	756,804	8,498,909
Old National Bancorp(a)	536,928	10,019,077
Pinnacle Financial Partners, Inc.(a)	53,361	5,227,777
Prosperity Bancshares, Inc.	170,371	12,278,638
SouthState Corp.	106,733	10,372,313
Synovus Financial Corp.	344,017	15,298,436
United Bankshares, Inc.(a)	297,407	11,033,800
Valley National Bancorp	1,161,733	10,525,301
Webster Financial Corp.	296,656	13,827,136
Western Alliance Bancorp(a)	160,085	13,845,752
Wintrust Financial Corp.	86,225	9,357,999
Zions Bancorp NA	329,769	15,571,692
Total Banks		296,620,139
Investments	Shares	Value
Beverages – 0.6%
Coca-Cola Consolidated, Inc.	4,085	$5,377,494
Molson Coors Beverage Co., Class B	271,361	15,608,685
Total Beverages		20,986,179
Broadline Retail – 0.3%
Dillard’s, Inc., Class A	6,109	2,343,962
Macy’s, Inc.(a)	563,414	8,839,966
Total Broadline Retail		11,183,928
Building Products – 3.2%
AAON, Inc.(a)	44,126	4,758,548
Advanced Drainage Systems, Inc.	39,122	6,148,414
AO Smith Corp.	111,179	9,987,210
Armstrong World Industries, Inc.	49,649	6,525,368
Carlisle Cos., Inc.	30,470	13,703,882
Fortune Brands Innovations, Inc.	88,702	7,941,490
Lennox International, Inc.	28,465	17,201,115
Masco Corp.	303,509	25,476,545
Owens Corning	69,998	12,356,047
Simpson Manufacturing Co., Inc.	24,160	4,621,083
UFP Industries, Inc.	55,779	7,318,763
Zurn Elkay Water Solutions Corp.	123,232	4,428,958
Total Building Products		120,467,423
Capital Markets – 4.5%
Affiliated Managers Group, Inc.	17,565	3,123,057
Blue Owl Capital, Inc.	964,887	18,680,212
Carlyle Group, Inc.(a)	697,245	30,023,370
Evercore, Inc., Class A	43,572	11,038,530
Franklin Resources, Inc.	1,134,304	22,856,225
Hamilton Lane, Inc., Class A(a)	58,235	9,806,192
Houlihan Lokey, Inc.	56,831	8,980,435
Interactive Brokers Group, Inc., Class A	52,610	7,331,730
Jefferies Financial Group, Inc.	363,444	22,369,978
MarketAxess Holdings, Inc.	23,923	6,129,073
Morningstar, Inc.	21,512	6,864,909
SEI Investments Co.	146,741	10,153,010
Stifel Financial Corp.	127,667	11,987,931
Total Capital Markets		169,344,652
Chemicals – 3.9%
Albemarle Corp.	86,541	8,196,298
Ashland, Inc.	56,347	4,900,498
Balchem Corp.	17,034	2,997,984
Cabot Corp.	94,373	10,548,070
Celanese Corp.(a)	108,032	14,688,031
CF Industries Holdings, Inc.	209,751	17,996,636
Chemours Co.(a)	269,675	5,479,796
Eastman Chemical Co.	219,575	24,581,421
Element Solutions, Inc.	227,999	6,192,453
HB Fuller Co.	40,194	3,190,600

See Notes to Financial Statements.

WisdomTree Trust    23

Schedule of Investments (unaudited) (continued) WisdomTree U.S. MidCap Dividend Fund (DON) September 30, 2024
Investments	Shares	Value
Huntsman Corp.	362,857	$8,781,139
Mosaic Co.	388,468	10,403,173
NewMarket Corp.	12,993	7,170,707
Olin Corp.	119,945	5,754,961
RPM International, Inc.	114,125	13,809,125
Total Chemicals		144,690,892
Commercial Services & Supplies – 0.3%
MSA Safety, Inc.	25,478	4,518,268
Tetra Tech, Inc.	129,886	6,125,424
Total Commercial Services & Supplies		10,643,692
Communications Equipment – 0.9%
Juniper Networks, Inc.	485,655	18,930,832
Ubiquiti, Inc.(a)	73,076	16,202,411
Total Communications Equipment		35,133,243
Construction & Engineering – 1.0%
AECOM	72,094	7,445,147
Comfort Systems USA, Inc.	18,848	7,357,317
EMCOR Group, Inc.	23,858	10,271,585
MDU Resources Group, Inc.	300,148	8,227,057
Valmont Industries, Inc.	14,978	4,342,871
Total Construction & Engineering		37,643,977
Construction Materials – 0.2%
Eagle Materials, Inc.	19,395	5,578,972
Consumer Finance – 1.9%
Ally Financial, Inc.	567,751	20,206,258
FirstCash Holdings, Inc.	47,052	5,401,570
OneMain Holdings, Inc.(a)	373,429	17,577,303
Synchrony Financial	583,605	29,110,217
Total Consumer Finance		72,295,348
Consumer Staples Distribution & Retail – 0.7%
Albertsons Cos., Inc., Class A	916,426	16,935,552
Casey’s General Stores, Inc.	19,922	7,484,895
Total Consumer Staples Distribution & Retail		24,420,447
Containers & Packaging – 4.4%
AptarGroup, Inc.	66,198	10,604,258
Berry Global Group, Inc.(a)	105,738	7,188,069
Crown Holdings, Inc.	72,545	6,955,614
Graphic Packaging Holding Co.(a)	421,935	12,485,057
International Paper Co.	822,234	40,166,131
Packaging Corp. of America	189,395	40,795,683
Sealed Air Corp.	199,769	7,251,615
Silgan Holdings, Inc.	112,650	5,914,125
Smurfit WestRock PLC	373,516	18,459,161
Sonoco Products Co.	270,213	14,761,736
Total Containers & Packaging		164,581,449
Investments	Shares	Value
Distributors – 0.6%
LKQ Corp.	354,000	$14,131,680
Pool Corp.(a)	25,410	9,574,488
Total Distributors		23,706,168
Diversified Consumer Services – 1.1%
ADT, Inc.(a)	1,071,638	7,747,943
H&R Block, Inc.(a)	322,810	20,514,576
Service Corp. International(a)	141,037	11,132,050
Total Diversified Consumer Services		39,394,569
Diversified REITs – 0.8%
WP Carey, Inc.	494,462	30,804,983
Diversified Telecommunication Services – 0.1%
Iridium Communications, Inc.	99,748	3,037,327
Electric Utilities – 4.5%
Alliant Energy Corp.	430,680	26,137,969
Evergy, Inc.	549,235	34,058,062
IDACORP, Inc.(a)	88,871	9,161,711
NRG Energy, Inc.	348,447	31,743,522
OGE Energy Corp.	627,204	25,727,908
Pinnacle West Capital Corp.	355,452	31,489,493
Portland General Electric Co.	237,176	11,360,731
Total Electric Utilities		169,679,396
Electrical Equipment – 0.3%
Acuity Brands, Inc.	15,644	4,308,201
Regal Rexnord Corp.	42,117	6,986,368
Total Electrical Equipment		11,294,569
Electronic Equipment, Instruments & Components – 1.0%
Avnet, Inc.(a)	136,726	7,425,589
Badger Meter, Inc.	21,768	4,754,349
Jabil, Inc.	66,866	8,012,552
Littelfuse, Inc.	16,928	4,490,152
TD SYNNEX Corp.	71,188	8,548,255
Vontier Corp.	76,597	2,584,383
Total Electronic Equipment, Instruments & Components		35,815,280
Energy Equipment & Services – 0.4%
ChampionX Corp.	202,646	6,109,777
NOV, Inc.	250,919	4,007,176
Patterson-UTI Energy, Inc.	577,363	4,416,827
Total Energy Equipment & Services		14,533,780
Entertainment – 0.3%
Endeavor Group Holdings, Inc., Class A	183,211	5,232,506
TKO Group Holdings, Inc.*	43,991	5,442,127
Total Entertainment		10,674,633
Financial Services – 4.2%
Corebridge Financial, Inc.	1,383,264	40,335,978
Enact Holdings, Inc.	292,020	10,609,087
See Notes to Financial Statements.

24    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. MidCap Dividend Fund (DON) September 30, 2024
Investments	Shares	Value
Equitable Holdings, Inc.	476,879	$20,043,224
Jack Henry & Associates, Inc.	49,180	8,682,237
Jackson Financial, Inc., Class A(a)	217,666	19,857,669
MGIC Investment Corp.	569,313	14,574,413
PennyMac Financial Services, Inc.	36,726	4,185,662
Radian Group, Inc.	420,978	14,603,727
Voya Financial, Inc.	122,278	9,686,863
Western Union Co.	1,205,388	14,380,279
Total Financial Services		156,959,139
Food Products – 3.6%
Campbell Soup Co.	529,496	25,902,944
Conagra Brands, Inc.	1,109,909	36,094,241
Flowers Foods, Inc.	645,677	14,895,768
Ingredion, Inc.	144,979	19,924,464
J M Smucker Co.	187,321	22,684,573
Lamb Weston Holdings, Inc.(a)	84,554	5,474,026
Lancaster Colony Corp.	46,057	8,132,285
Seaboard Corp.	588	1,844,556
Total Food Products		134,952,857
Gas Utilities – 1.4%
National Fuel Gas Co.	272,295	16,503,800
New Jersey Resources Corp.	200,072	9,443,398
Southwest Gas Holdings, Inc.	154,648	11,406,836
UGI Corp.(a)	641,483	16,049,905
Total Gas Utilities		53,403,939
Ground Transportation – 0.6%
Landstar System, Inc.	50,441	9,526,792
Ryder System, Inc.	66,169	9,647,440
Schneider National, Inc., Class B(a)	109,864	3,135,518
Total Ground Transportation		22,309,750
Health Care Equipment & Supplies – 0.3%
Dentsply Sirona, Inc.(a)	196,146	5,307,711
Teleflex, Inc.	22,854	5,652,251
Total Health Care Equipment & Supplies		10,959,962
Health Care Providers & Services – 0.6%
Chemed Corp.	7,485	4,498,261
Encompass Health Corp.	79,702	7,702,401
Ensign Group, Inc.	28,018	4,029,549
Universal Health Services, Inc., Class B	31,623	7,241,983
Total Health Care Providers & Services		23,472,194
Hotel & Resort REITs – 0.5%
Host Hotels & Resorts, Inc.	739,332	13,012,243
Ryman Hospitality Properties, Inc.	55,757	5,979,381
Total Hotel & Resort REITs		18,991,624
Hotels, Restaurants & Leisure – 2.7%
Aramark	206,120	7,983,028
Boyd Gaming Corp.	93,734	6,059,903
Choice Hotels International, Inc.	46,157	6,014,257
Churchill Downs, Inc.	38,039	5,143,253
Investments	Shares	Value
Domino’s Pizza, Inc.	32,610	$14,026,866
Hyatt Hotels Corp., Class A	23,077	3,512,319
Texas Roadhouse, Inc.	98,999	17,483,224
Vail Resorts, Inc.	71,834	12,519,948
Wendy’s Co.(a)	641,448	11,238,169
Wingstop, Inc.	14,917	6,206,665
Wyndham Hotels & Resorts, Inc.	119,837	9,364,063
Total Hotels, Restaurants & Leisure		99,551,695
Household Durables – 1.0%
Installed Building Products, Inc.(a)	23,608	5,813,942
KB Home(a)	108,401	9,288,882
Meritage Homes Corp.	19,656	4,030,856
Tempur Sealy International, Inc.	105,195	5,743,647
Toll Brothers, Inc.	88,615	13,690,131
Total Household Durables		38,567,458
Household Products – 0.3%
Reynolds Consumer Products, Inc.	378,136	11,760,030
Independent Power & Renewable Electricity Producers – 2.3%
Clearway Energy, Inc., Class A	113,917	3,243,217
Clearway Energy, Inc., Class C(a)	265,449	8,143,975
Ormat Technologies, Inc.	35,009	2,693,593
Vistra Corp.	605,309	71,753,329
Total Independent Power & Renewable Electricity Producers		85,834,114
Industrial REITs – 0.7%
Americold Realty Trust, Inc.	134,774	3,810,061
EastGroup Properties, Inc.	24,058	4,494,516
First Industrial Realty Trust, Inc.	62,975	3,525,340
Rexford Industrial Realty, Inc.	100,221	5,042,118
STAG Industrial, Inc.	213,945	8,363,110
Terreno Realty Corp.	41,636	2,782,534
Total Industrial REITs		28,017,679
Insurance – 6.1%
American Financial Group, Inc.	102,688	13,821,805
Assurant, Inc.	66,381	13,200,526
CNA Financial Corp.	505,775	24,752,629
F&G Annuities & Life, Inc.	139,416	6,234,684
Fidelity National Financial, Inc.	546,158	33,894,565
First American Financial Corp.	180,701	11,928,073
Globe Life, Inc.	55,396	5,866,990
Hanover Insurance Group, Inc.	49,450	7,324,040
Kinsale Capital Group, Inc.	11,866	5,524,454
Lincoln National Corp.	544,669	17,162,520
Old Republic International Corp.	687,444	24,349,266
Primerica, Inc.	35,526	9,419,719
Reinsurance Group of America, Inc.	101,297	22,069,577
RLI Corp.	54,377	8,427,347
Selective Insurance Group, Inc.	64,340	6,002,922
Unum Group	332,326	19,753,457
Total Insurance		229,732,574

See Notes to Financial Statements.

WisdomTree Trust    25

Schedule of Investments (unaudited) (continued) WisdomTree U.S. MidCap Dividend Fund (DON) September 30, 2024
Investments	Shares	Value
Leisure Products – 0.5%
Acushnet Holdings Corp.(a)	82,855	$5,282,006
Brunswick Corp.	76,695	6,428,575
Polaris, Inc.(a)	94,992	7,907,134
Total Leisure Products		19,617,715
Life Sciences Tools & Services – 0.3%
Bio-Techne Corp.	78,283	6,257,160
Bruker Corp.(a)	73,958	5,107,540
Total Life Sciences Tools & Services		11,364,700
Machinery – 5.4%
AGCO Corp.(a)	61,941	6,061,546
Allison Transmission Holdings, Inc.	124,268	11,938,427
Crane Co.	27,559	4,362,039
Donaldson Co., Inc.	153,072	11,281,406
Esab Corp.	29,206	3,104,890
Federal Signal Corp.(a)	38,420	3,590,733
Flowserve Corp.	216,057	11,167,986
Franklin Electric Co., Inc.	42,971	4,504,220
Graco, Inc.	100,558	8,799,831
IDEX Corp.	48,834	10,474,893
ITT, Inc.	71,646	10,711,794
Lincoln Electric Holdings, Inc.	61,265	11,764,105
Mueller Industries, Inc.(a)	133,202	9,870,268
Nordson Corp.	34,458	9,049,705
Oshkosh Corp.	60,367	6,049,377
Snap-on, Inc.	101,361	29,365,295
Stanley Black & Decker, Inc.	266,112	29,306,915
Timken Co.	104,149	8,778,719
Toro Co.	90,831	7,877,773
Watts Water Technologies, Inc., Class A	19,964	4,136,341
Total Machinery		202,196,263
Media – 1.9%
Fox Corp., Class A(a)	248,072	10,500,888
Fox Corp., Class B	244,015	9,467,782
Interpublic Group of Cos., Inc.	753,753	23,841,207
New York Times Co., Class A	124,101	6,908,703
News Corp., Class A	219,088	5,834,314
News Corp., Class B(a)	119,240	3,332,758
Nexstar Media Group, Inc.(a)	70,424	11,644,608
Total Media		71,530,260
Metals & Mining – 0.4%
Commercial Metals Co.	98,011	5,386,685
Royal Gold, Inc.	50,311	7,058,633
U.S. Steel Corp.(a)	112,850	3,986,990
Total Metals & Mining		16,432,308
Multi-Utilities – 0.7%
NiSource, Inc.	781,042	27,063,105
Office REITs – 0.1%
Kilroy Realty Corp.	54,001	2,089,839
Investments	Shares	Value
Oil, Gas & Consumable Fuels – 5.5%
Antero Midstream Corp.(a)	1,522,134	$22,908,117
APA Corp.	444,524	10,873,057
Chesapeake Energy Corp.(a)	197,938	16,280,401
Chord Energy Corp.	133,593	17,397,816
Civitas Resources, Inc.	300,568	15,229,781
DT Midstream, Inc.(a)	235,845	18,551,568
EQT Corp.	738,212	27,048,088
HF Sinclair Corp.	304,813	13,585,515
Magnolia Oil & Gas Corp., Class A(a)	242,251	5,915,769
Matador Resources Co.	97,481	4,817,511
Murphy Oil Corp.	218,672	7,377,993
New Fortress Energy, Inc.(a)	112,108	1,019,062
Ovintiv, Inc.	380,809	14,588,793
PBF Energy, Inc., Class A	160,059	4,953,826
Permian Resources Corp.	433,825	5,904,358
Range Resources Corp.	145,222	4,467,029
SM Energy Co.(a)	119,120	4,761,226
Texas Pacific Land Corp.	12,968	11,473,308
Total Oil, Gas & Consumable Fuels		207,153,218
Paper & Forest Products – 0.2%
Louisiana-Pacific Corp.	66,250	7,119,225
Passenger Airlines – 0.6%
Southwest Airlines Co.(a)	766,603	22,714,447
Personal Care Products – 0.2%
Inter Parfums, Inc.(a)	49,524	6,412,367
Pharmaceuticals – 0.9%
Viatris, Inc.	2,876,485	33,395,991
Professional Services – 2.4%
Concentrix Corp.(a)	38,703	1,983,529
Dun & Bradstreet Holdings, Inc.(a)	475,368	5,471,486
Exponent, Inc.	42,693	4,921,649
Insperity, Inc.	60,599	5,332,712
KBR, Inc.	84,091	5,476,847
Leidos Holdings, Inc.	96,719	15,765,197
ManpowerGroup, Inc.	105,014	7,720,629
Maximus, Inc.	51,625	4,809,385
Paycom Software, Inc.	29,615	4,932,971
Robert Half, Inc.	126,684	8,539,768
Science Applications International Corp.	49,988	6,961,829
SS&C Technologies Holdings, Inc.	215,697	16,006,874
Total Professional Services		87,922,876
Residential REITs – 2.5%
American Homes 4 Rent, Class A	184,973	7,101,113
Camden Property Trust	96,234	11,887,786
Equity LifeStyle Properties, Inc.	92,424	6,593,528
Essex Property Trust, Inc.	75,318	22,250,444
Mid-America Apartment Communities, Inc.	154,347	24,525,738
UDR, Inc.	431,746	19,575,364
Total Residential REITs		91,933,973

See Notes to Financial Statements.

26    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. MidCap Dividend Fund (DON) September 30, 2024
Investments	Shares	Value
Retail REITs – 2.4%
Agree Realty Corp.	46,956	$3,537,195
Brixmor Property Group, Inc.	529,115	14,741,144
Federal Realty Investment Trust	135,782	15,610,856
Kimco Realty Corp.	808,617	18,776,087
NNN REIT, Inc.	422,836	20,503,318
Phillips Edison & Co., Inc.	58,025	2,188,123
Regency Centers Corp.	182,442	13,177,786
Total Retail REITs		88,534,509
Semiconductors & Semiconductor Equipment – 0.8%
Amkor Technology, Inc.	163,237	4,995,052
MKS Instruments, Inc.	46,002	5,000,878
Power Integrations, Inc.	41,109	2,635,909
Teradyne, Inc.	79,672	10,670,471
Universal Display Corp.	24,200	5,079,580
Total Semiconductors & Semiconductor Equipment		28,381,890
Software – 0.9%
Bentley Systems, Inc., Class B	145,049	7,369,940
Dolby Laboratories, Inc., Class A	67,924	5,198,224
Gen Digital, Inc.	702,813	19,278,160
Pegasystems, Inc.	42,778	3,126,644
Total Software		34,972,968
Specialized REITs – 2.1%
CubeSmart	476,779	25,665,014
Gaming & Leisure Properties, Inc.	511,745	26,329,280
Lamar Advertising Co., Class A	186,624	24,932,966
Rayonier, Inc.	77,773	2,502,735
Total Specialized REITs		79,429,995
Specialty Retail – 2.7%
Academy Sports & Outdoors, Inc.	43,197	2,520,977
American Eagle Outfitters, Inc.	338,844	7,586,717
Bath & Body Works, Inc.	267,795	8,548,016
Dick’s Sporting Goods, Inc.	91,225	19,038,658
Gap, Inc.	544,188	11,999,345
Group 1 Automotive, Inc.(a)	7,742	2,965,496
Lithia Motors, Inc.(a)	14,305	4,543,840
Murphy USA, Inc.(a)	10,777	5,311,660
Penske Automotive Group, Inc.	71,795	11,660,944
Williams-Sonoma, Inc.	175,317	27,160,110
Total Specialty Retail		101,335,763
Textiles, Apparel & Luxury Goods – 1.4%
Columbia Sportswear Co.	77,118	6,415,447
Levi Strauss & Co., Class A(a)	213,189	4,647,520
PVH Corp.	27,655	2,788,454
Ralph Lauren Corp.	73,797	14,307,024
Tapestry, Inc.	498,787	23,433,013
Total Textiles, Apparel & Luxury Goods		51,591,458
Investments	Shares	Value
Trading Companies & Distributors – 1.5%
Air Lease Corp.(a)	135,841	$6,152,239
Applied Industrial Technologies, Inc.	28,773	6,420,120
Boise Cascade Co.	29,034	4,093,213
GATX Corp.(a)	41,961	5,557,734
MSC Industrial Direct Co., Inc., Class A	123,232	10,605,346
Watsco, Inc.(a)	40,954	20,144,454
WESCO International, Inc.	28,696	4,820,354
Total Trading Companies & Distributors		57,793,460
Water Utilities – 0.5%
Essential Utilities, Inc.	446,606	17,225,593
Total United States		3,727,031,253
Puerto Rico – 0.3%
Banks – 0.3%
Popular, Inc.	123,715	12,404,903
TOTAL COMMON STOCKS (Cost: $2,973,037,783)		3,739,436,156
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.9%
United States – 2.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(b) (Cost: $108,274,632)	108,274,632	108,274,632
TOTAL INVESTMENTS IN SECURITIES – 102.8% (Cost: $3,081,312,415)		3,847,710,788
Other Assets less Liabilities – (2.8)%		(105,628,255)
NET ASSETS – 100.0%		$3,742,082,533

*    Non-income producing security.

(a)    Security, or portion thereof, was on loan at September 30, 2024 (See Note 2). At September 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $281,816,196 and the total market value of the collateral held by the Fund was $288,033,138. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $179,758,506.

(b)    Rate shown represents annualized 7-day yield as of September 30, 2024.

See Notes to Financial Statements.

WisdomTree Trust    27

Schedule of Investments (unaudited) (concluded) WisdomTree U.S. MidCap Dividend Fund (DON) September 30, 2024

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2024 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2024	Dividend Income
WisdomTree U.S. LargeCap Dividend Fund^	$—	$17,365,390	$17,600,694	$235,304	$—	$—	$54,258

^       As of September 30, 2024, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$3,739,436,156	$—	$—	$3,739,436,156
Investment of Cash Collateral for Securities Loaned	—	108,274,632	—	108,274,632
Total Investments in Securities	$3,739,436,156	$108,274,632	$—	$3,847,710,788

See Notes to Financial Statements.

28    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree U.S. MidCap Fund (EZM) September 30, 2024
Investments	Shares	Value
COMMON STOCKS – 99.9%
United States – 99.6%
Aerospace & Defense – 1.2%
AeroVironment, Inc.*(a)	2,206	$442,303
BWX Technologies, Inc.	12,680	1,378,316
Curtiss-Wright Corp.	5,855	1,924,480
Hexcel Corp.	8,413	520,176
Huntington Ingalls Industries, Inc.	7,808	2,064,279
Leonardo DRS, Inc.*	37,039	1,045,241
Moog, Inc., Class A	5,422	1,095,352
Woodward, Inc.	6,754	1,158,378
Total Aerospace & Defense		9,628,525
Air Freight & Logistics – 0.1%
GXO Logistics, Inc.*	19,980	1,040,359
Automobile Components – 1.2%
BorgWarner, Inc.	102,884	3,733,660
Fox Factory Holding Corp.*(a)	11,864	492,356
Gentex Corp.	45,636	1,354,933
LCI Industries(a)	2,326	280,376
Lear Corp.	18,222	1,988,931
Modine Manufacturing Co.*	10,918	1,449,801
Visteon Corp.*	5,307	505,439
Total Automobile Components		9,805,496
Automobiles – 0.6%
Harley-Davidson, Inc.	83,317	3,210,204
Thor Industries, Inc.	13,244	1,455,383
Total Automobiles		4,665,587
Banks – 9.4%
Ameris Bancorp	20,204	1,260,528
Associated Banc-Corp.	66,037	1,422,437
BancFirst Corp.	7,842	825,370
Bank OZK	50,472	2,169,791
BOK Financial Corp.	27,264	2,852,360
Cadence Bank	45,756	1,457,329
Cathay General Bancorp	31,707	1,361,816
Columbia Banking System, Inc.	66,309	1,731,328
Comerica, Inc.	83,814	5,021,297
Commerce Bancshares, Inc.	32,177	1,911,314
Cullen/Frost Bankers, Inc.(a)	22,583	2,526,134
East West Bancorp, Inc.	64,884	5,368,502
First Financial Bankshares, Inc.	24,403	903,155
First Interstate BancSystem, Inc., Class A	34,199	1,049,225
FNB Corp.	160,864	2,269,791
Glacier Bancorp, Inc.	22,034	1,006,954
Hancock Whitney Corp.	37,624	1,925,220
Home BancShares, Inc.	60,077	1,627,486
International Bancshares Corp.	28,467	1,702,042
New York Community Bancorp, Inc.(a)	182,149	2,045,533
Old National Bancorp	133,933	2,499,190
Pinnacle Financial Partners, Inc.	22,975	2,250,861
Investments	Shares	Value
Prosperity Bancshares, Inc.	24,548	$1,769,174
ServisFirst Bancshares, Inc.	13,061	1,050,757
SouthState Corp.	22,845	2,220,077
Synovus Financial Corp.	70,869	3,151,544
Texas Capital Bancshares, Inc.*	21,444	1,532,388
TFS Financial Corp.	24,377	313,488
UMB Financial Corp.	16,827	1,768,686
United Bankshares, Inc.	37,116	1,377,004
United Community Banks, Inc.	32,834	954,813
Valley National Bancorp	213,988	1,938,731
Webster Financial Corp.	77,774	3,625,046
Western Alliance Bancorp(a)	54,448	4,709,208
Wintrust Financial Corp.	23,222	2,520,284
Zions Bancorp NA	73,493	3,470,339
Total Banks		75,589,202
Beverages – 0.6%
Boston Beer Co., Inc., Class A*	965	279,020
Coca-Cola Consolidated, Inc.	3,146	4,141,394
National Beverage Corp.	12,039	565,111
Total Beverages		4,985,525
Biotechnology – 0.5%
ACADIA Pharmaceuticals, Inc.*	17,350	266,843
Exelixis, Inc.*	28,353	735,761
Halozyme Therapeutics, Inc.*	28,862	1,652,061
Ionis Pharmaceuticals, Inc.*(a)	12,554	502,913
Krystal Biotech, Inc.*(a)	2,443	444,699
Total Biotechnology		3,602,277
Broadline Retail – 0.9%
Dillard’s, Inc., Class A	7,284	2,794,798
Etsy, Inc.*	14,667	814,458
Macy’s, Inc.	173,971	2,729,605
Ollie’s Bargain Outlet Holdings, Inc.*	6,924	673,013
Total Broadline Retail		7,011,874
Building Products – 1.7%
AAON, Inc.(a)	10,086	1,087,674
AO Smith Corp.	26,111	2,345,551
Armstrong World Industries, Inc.	9,450	1,242,014
AZEK Co., Inc.*	13,293	622,112
CSW Industrials, Inc.	2,180	798,730
Fortune Brands Innovations, Inc.	25,711	2,301,906
Simpson Manufacturing Co., Inc.	7,421	1,419,415
Trex Co., Inc.*	10,810	719,730
UFP Industries, Inc.	16,348	2,145,021
Zurn Elkay Water Solutions Corp.	18,993	682,608
Total Building Products		13,364,761
Capital Markets – 2.8%
Affiliated Managers Group, Inc.	21,858	3,886,352
Blue Owl Capital, Inc.	70,234	1,359,730
Cohen & Steers, Inc.(a)	7,259	696,501
DigitalBridge Group, Inc.	15,699	221,827

See Notes to Financial Statements.

WisdomTree Trust    29

Schedule of Investments (unaudited) (continued) WisdomTree U.S. MidCap Fund (EZM) September 30, 2024
Investments	Shares	Value
Evercore, Inc., Class A	7,177	$1,818,221
Hamilton Lane, Inc., Class A(a)	5,948	1,001,584
Houlihan Lokey, Inc.	8,793	1,389,470
Interactive Brokers Group, Inc., Class A	24,876	3,466,719
Jefferies Financial Group, Inc.	30,908	1,902,387
MarketAxess Holdings, Inc.	3,338	855,196
Moelis & Co., Class A	5,909	404,826
Piper Sandler Cos.	2,720	771,963
SEI Investments Co.	25,633	1,773,547
Stifel Financial Corp.	29,685	2,787,422
Total Capital Markets		22,335,745
Chemicals – 1.6%
Ashland, Inc.	10,222	889,007
Avient Corp.	21,110	1,062,255
Balchem Corp.	3,932	692,032
Cabot Corp.	14,339	1,602,670
Chemours Co.	49,306	1,001,898
Element Solutions, Inc.	53,574	1,455,070
HB Fuller Co.	9,366	743,473
Huntsman Corp.	17,071	413,118
Innospec, Inc.	4,932	557,760
NewMarket Corp.	2,656	1,465,820
Olin Corp.	48,988	2,350,444
Quaker Chemical Corp.	2,607	439,254
Scotts Miracle-Gro Co.	5,028	435,928
Total Chemicals		13,108,729
Commercial Services & Supplies – 1.1%
ABM Industries, Inc.	19,359	1,021,381
Brink’s Co.	12,854	1,486,437
Casella Waste Systems, Inc., Class A*(a)	4,769	474,468
Clean Harbors, Inc.*	7,931	1,917,002
MSA Safety, Inc.	5,471	970,227
Stericycle, Inc.*	13,703	835,883
Tetra Tech, Inc.	32,619	1,538,312
UniFirst Corp.	2,542	504,968
Total Commercial Services & Supplies		8,748,678
Communications Equipment – 1.1%
Calix, Inc.*	9,904	384,176
Ciena Corp.*	30,054	1,851,026
Juniper Networks, Inc.	92,872	3,620,150
Ubiquiti, Inc.(a)	13,205	2,927,813
Total Communications Equipment		8,783,165
Construction & Engineering – 1.4%
API Group Corp.*	46,851	1,547,020
Arcosa, Inc.	6,678	632,807
Comfort Systems USA, Inc.	5,332	2,081,346
Dycom Industries, Inc.*	7,198	1,418,726
Fluor Corp.*	35,824	1,709,163
MDU Resources Group, Inc.	44,923	1,231,340
Valmont Industries, Inc.	5,373	1,557,901
Investments	Shares	Value
WillScot Holdings Corp.*	30,868	$1,160,637
Total Construction & Engineering		11,338,940
Construction Materials – 0.6%
Eagle Materials, Inc.	9,641	2,773,234
Knife River Corp.*	15,763	1,409,055
Summit Materials, Inc., Class A*	19,213	749,883
Total Construction Materials		4,932,172
Consumer Finance – 1.3%
Ally Financial, Inc.	125,385	4,462,452
Credit Acceptance Corp.*(a)	2,444	1,083,718
FirstCash Holdings, Inc.	7,335	842,058
OneMain Holdings, Inc.	52,979	2,493,722
SLM Corp.	64,933	1,485,018
Total Consumer Finance		10,366,968
Consumer Staples Distribution & Retail – 0.6%
BJ’s Wholesale Club Holdings, Inc.*(a)	28,367	2,339,710
Grocery Outlet Holding Corp.*	14,586	255,984
Sprouts Farmers Market, Inc.*	22,901	2,528,500
Total Consumer Staples Distribution & Retail		5,124,194
Containers & Packaging – 1.9%
AptarGroup, Inc.	8,526	1,365,780
Berry Global Group, Inc.	49,106	3,338,226
Graphic Packaging Holding Co.	131,479	3,890,463
Greif, Inc., Class A	18,696	1,171,491
Sealed Air Corp.	53,946	1,958,240
Silgan Holdings, Inc.	33,908	1,780,170
Sonoco Products Co.	35,522	1,940,567
Total Containers & Packaging		15,444,937
Diversified Consumer Services – 1.4%
ADT, Inc.	249,845	1,806,379
Bright Horizons Family Solutions, Inc.*	6,522	913,928
Coursera, Inc.*	13,324	105,793
Duolingo, Inc.*	3,320	936,306
Frontdoor, Inc.*	18,861	905,139
Grand Canyon Education, Inc.*	5,435	770,955
H&R Block, Inc.	46,880	2,979,224
Service Corp. International(a)	29,435	2,323,305
Stride, Inc.*(a)	9,420	803,620
Total Diversified Consumer Services		11,544,649
Diversified REITs – 0.2%
Broadstone Net Lease, Inc.	43,393	822,297
Essential Properties Realty Trust, Inc.	26,976	921,231
Total Diversified REITs		1,743,528
Diversified Telecommunication Services – 0.5%
Cogent Communications Holdings, Inc.(a)	36,292	2,755,289
Frontier Communications Parent, Inc.*(a)	27,386	973,024
Globalstar, Inc.*(a)	178,167	220,927
Total Diversified Telecommunication Services		3,949,240

See Notes to Financial Statements.

30    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. MidCap Fund (EZM) September 30, 2024
Investments	Shares	Value
Electric Utilities – 1.1%
ALLETE, Inc.	14,745	$946,481
IDACORP, Inc.	9,696	999,561
MGE Energy, Inc.	5,847	534,708
OGE Energy Corp.	42,787	1,755,123
Otter Tail Corp.	13,025	1,018,034
Pinnacle West Capital Corp.	22,915	2,030,040
Portland General Electric Co.	18,460	884,234
TXNM Energy, Inc.	20,233	885,598
Total Electric Utilities		9,053,779
Electrical Equipment – 1.0%
Acuity Brands, Inc.	8,852	2,437,752
Atkore, Inc.	20,697	1,753,864
EnerSys	11,520	1,175,616
Regal Rexnord Corp.	18,036	2,991,812
Total Electrical Equipment		8,359,044
Electronic Equipment, Instruments & Components – 3.5%
Advanced Energy Industries, Inc.(a)	7,627	802,665
Arrow Electronics, Inc.*	33,068	4,392,422
Avnet, Inc.	54,536	2,961,850
Badger Meter, Inc.	2,572	561,751
Belden, Inc.	16,007	1,874,900
Coherent Corp.*	27,507	2,445,647
Crane NXT Co.	15,527	871,065
Insight Enterprises, Inc.*(a)	7,323	1,577,301
IPG Photonics Corp.*	4,125	306,570
Itron, Inc.*	6,637	708,898
Littelfuse, Inc.	4,937	1,309,539
Plexus Corp.*	5,640	771,044
Sanmina Corp.*	26,597	1,820,565
TD SYNNEX Corp.	39,382	4,728,991
Vishay Intertechnology, Inc.(a)	62,980	1,190,952
Vontier Corp.	48,049	1,621,173
Total Electronic Equipment, Instruments & Components		27,945,333
Energy Equipment & Services – 1.0%
Cactus, Inc., Class A	18,524	1,105,327
ChampionX Corp.	41,472	1,250,381
Helmerich & Payne, Inc.(a)	45,092	1,371,699
Liberty Energy, Inc.	116,847	2,230,609
NOV, Inc.	73,807	1,178,698
Patterson-UTI Energy, Inc.	107,637	823,423
Tidewater, Inc.*(a)	5,664	406,618
Total Energy Equipment & Services		8,366,755
Entertainment – 0.4%
Endeavor Group Holdings, Inc., Class A	27,874	796,081
Madison Square Garden Sports Corp.*	1,689	351,751
TKO Group Holdings, Inc.*	7,452	921,887
Warner Music Group Corp., Class A	44,215	1,383,930
Total Entertainment		3,453,649
Investments	Shares	Value
Financial Services – 3.6%
Enact Holdings, Inc.	80,230	$2,914,756
Euronet Worldwide, Inc.*	13,658	1,355,283
Jackson Financial, Inc., Class A	60,989	5,564,026
MGIC Investment Corp.	140,865	3,606,144
Mr. Cooper Group, Inc.*	24,070	2,218,773
PennyMac Financial Services, Inc.	9,332	1,063,568
Radian Group, Inc.	84,941	2,946,603
Remitly Global, Inc.*(a)	18,149	243,015
Shift4 Payments, Inc., Class A*(a)	8,005	709,243
Voya Financial, Inc.	39,618	3,138,538
Walker & Dunlop, Inc.	5,542	629,516
Western Union Co.	187,693	2,239,178
WEX, Inc.*(a)	11,874	2,490,334
Total Financial Services		29,118,977
Food Products – 1.2%
Flowers Foods, Inc.	45,242	1,043,733
Ingredion, Inc.	20,650	2,837,929
J & J Snack Foods Corp.	1,990	342,519
Lancaster Colony Corp.	3,351	591,686
Pilgrim’s Pride Corp.*	22,170	1,020,929
Post Holdings, Inc.*	14,423	1,669,462
Seaboard Corp.	427	1,339,499
Simply Good Foods Co.*	14,667	509,972
Total Food Products		9,355,729
Gas Utilities – 0.9%
National Fuel Gas Co.	34,219	2,074,014
New Jersey Resources Corp.	21,243	1,002,670
ONE Gas, Inc.	13,705	1,019,926
Spire, Inc.	12,249	824,235
UGI Corp.	95,315	2,384,781
Total Gas Utilities		7,305,626
Ground Transportation – 1.0%
ArcBest Corp.	6,383	692,236
Avis Budget Group, Inc.(a)	27,096	2,373,339
Hertz Global Holdings, Inc.*(a)	223,419	737,283
Landstar System, Inc.	6,235	1,177,604
Ryder System, Inc.	21,512	3,136,450
Total Ground Transportation		8,116,912
Health Care Equipment & Supplies – 1.5%
CONMED Corp.	3,260	234,459
Dentsply Sirona, Inc.	44,018	1,191,127
Enovis Corp.*	10,101	434,848
Envista Holdings Corp.*(a)	48,700	962,312
Globus Medical, Inc., Class A*	19,665	1,406,834
Haemonetics Corp.*(a)	8,138	654,132
Inari Medical, Inc.*	8,577	353,716
Integer Holdings Corp.*(a)	6,038	784,940
Integra LifeSciences Holdings Corp.*	22,354	406,172
Lantheus Holdings, Inc.*(a)	20,054	2,200,927
See Notes to Financial Statements.

WisdomTree Trust    31

Schedule of Investments (unaudited) (continued) WisdomTree U.S. MidCap Fund (EZM) September 30, 2024
Investments	Shares	Value
Masimo Corp.*(a)	6,634	$884,511
Merit Medical Systems, Inc.*	9,569	945,704
Penumbra, Inc.*	3,334	647,830
QuidelOrtho Corp.*(a)	17,003	775,337
Total Health Care Equipment & Supplies		11,882,849
Health Care Providers & Services – 3.4%
Acadia Healthcare Co., Inc.*(a)	14,352	910,060
Amedisys, Inc.*	5,766	556,477
AMN Healthcare Services, Inc.*(a)	18,993	805,113
Chemed Corp.	1,903	1,143,646
CorVel Corp.*	1,565	511,583
DaVita, Inc.*(a)	23,994	3,933,336
Encompass Health Corp.	19,890	1,922,170
Ensign Group, Inc.	8,658	1,245,194
HealthEquity, Inc.*	8,051	658,974
Henry Schein, Inc.*(a)	34,914	2,545,231
Option Care Health, Inc.*	30,592	957,530
Progyny, Inc.*(a)	8,320	139,443
R1 RCM, Inc.*	40,084	567,990
Select Medical Holdings Corp.	35,417	1,234,991
Surgery Partners, Inc.*(a)	11,801	380,464
Tenet Healthcare Corp.*	33,427	5,555,567
Universal Health Services, Inc., Class B	19,270	4,413,023
Total Health Care Providers & Services		27,480,792
Health Care REITs – 0.1%
CareTrust REIT, Inc.	11,986	369,888
Health Care Technology – 0.3%
Doximity, Inc., Class A*(a)	28,148	1,226,408
Evolent Health, Inc., Class A*(a)	12,699	359,128
Teladoc Health, Inc.*(a)	52,725	484,016
Total Health Care Technology		2,069,552
Hotel & Resort REITs – 0.1%
Ryman Hospitality Properties, Inc.	8,143	873,255
Hotels, Restaurants & Leisure – 3.1%
Aramark	58,373	2,260,786
Boyd Gaming Corp.	39,755	2,570,161
Cava Group, Inc.*	9,239	1,144,250
Choice Hotels International, Inc.	9,883	1,287,755
Churchill Downs, Inc.	11,459	1,549,371
Hilton Grand Vacations, Inc.*(a)	40,513	1,471,432
Hyatt Hotels Corp., Class A	14,836	2,258,039
Life Time Group Holdings, Inc.*	20,186	492,942
Light & Wonder, Inc.*	8,012	726,929
Marriott Vacations Worldwide Corp.	18,463	1,356,661
Planet Fitness, Inc., Class A*(a)	10,033	814,880
Red Rock Resorts, Inc., Class A	17,208	936,804
Texas Roadhouse, Inc.	9,289	1,640,438
Travel & Leisure Co.	38,064	1,753,989
United Parks & Resorts, Inc.*(a)	17,610	891,066
Vail Resorts, Inc.	4,401	767,050
Investments	Shares	Value
Wendy’s Co.	39,743	$696,297
Wingstop, Inc.	2,449	1,018,980
Wyndham Hotels & Resorts, Inc.	15,190	1,186,947
Total Hotels, Restaurants & Leisure		24,824,777
Household Durables – 4.2%
Champion Homes, Inc.*	13,481	1,278,673
Installed Building Products, Inc.(a)	6,644	1,636,218
KB Home	42,316	3,626,058
Leggett & Platt, Inc.	30,898	420,831
LGI Homes, Inc.*(a)	5,436	644,275
M/I Homes, Inc.*	16,272	2,788,370
Meritage Homes Corp.	19,426	3,983,690
Taylor Morrison Home Corp.*	66,790	4,692,665
Tempur Sealy International, Inc.	35,549	1,940,975
Toll Brothers, Inc.	63,170	9,759,133
Tri Pointe Homes, Inc.*	48,969	2,218,785
Worthington Enterprises, Inc.	21,801	903,652
Total Household Durables		33,893,325
Household Products – 0.2%
Reynolds Consumer Products, Inc.	36,922	1,148,274
WD-40 Co.(a)	1,211	312,293
Total Household Products		1,460,567
Independent Power & Renewable Electricity Producers – 0.1%
Clearway Energy, Inc., Class C	17,701	543,067
Ormat Technologies, Inc.	6,427	494,493
Total Independent Power & Renewable Electricity Producers		1,037,560
Industrial REITs – 0.5%
EastGroup Properties, Inc.	4,151	775,490
First Industrial Realty Trust, Inc.	19,468	1,089,819
LXP Industrial Trust	27,063	271,983
STAG Industrial, Inc.	18,749	732,898
Terreno Realty Corp.	10,684	714,012
Total Industrial REITs		3,584,202
Insurance – 4.2%
American Financial Group, Inc.	26,844	3,613,202
Assurant, Inc.	15,066	2,996,025
Brighthouse Financial, Inc.*	48,215	2,171,121
CNO Financial Group, Inc.	36,662	1,286,836
F&G Annuities & Life, Inc.(a)	29,505	1,319,464
First American Financial Corp.	13,335	880,243
Genworth Financial, Inc.*	205,622	1,408,511
Kinsale Capital Group, Inc.	2,505	1,166,253
Lincoln National Corp.	116,181	3,660,863
Old Republic International Corp.	93,344	3,306,244
Primerica, Inc.	8,865	2,350,555
RLI Corp.	5,287	819,379
Ryan Specialty Holdings, Inc.	16,599	1,102,008
Selective Insurance Group, Inc.	10,489	978,624

See Notes to Financial Statements.

32    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. MidCap Fund (EZM) September 30, 2024
Investments	Shares	Value
Unum Group	117,892	$7,007,501
Total Insurance		34,066,829
Interactive Media & Services – 0.5%
Match Group, Inc.*(a)	56,966	2,155,593
Yelp, Inc.*	8,395	294,497
Ziff Davis, Inc.*(a)	17,111	832,621
ZoomInfo Technologies, Inc.*	100,669	1,038,904
Total Interactive Media & Services		4,321,615
IT Services – 0.5%
ASGN, Inc.*(a)	12,040	1,122,489
DigitalOcean Holdings, Inc.*(a)	16,551	668,495
DXC Technology Co.*	109,822	2,278,807
Total IT Services		4,069,791
Leisure Products – 0.9%
Acushnet Holdings Corp.(a)	14,254	908,693
Brunswick Corp.	29,133	2,441,928
Mattel, Inc.*	76,179	1,451,210
Polaris, Inc.	25,576	2,128,946
YETI Holdings, Inc.*	15,144	621,358
Total Leisure Products		7,552,135
Life Sciences Tools & Services – 0.5%
Azenta, Inc.*(a)	4,771	231,107
Bruker Corp.	20,865	1,440,937
Fortrea Holdings, Inc.*(a)	12,952	259,040
Medpace Holdings, Inc.*	3,519	1,174,642
Sotera Health Co.*(a)	59,248	989,442
Total Life Sciences Tools & Services		4,095,168
Machinery – 4.6%
AGCO Corp.(a)	37,393	3,659,279
Albany International Corp., Class A	5,225	464,241
Allison Transmission Holdings, Inc.	42,091	4,043,682
Chart Industries, Inc.*(a)	6,489	805,545
Crane Co.	5,129	811,818
Donaldson Co., Inc.	22,086	1,627,738
Enpro, Inc.	3,797	615,797
Esab Corp.	12,046	1,280,610
ESCO Technologies, Inc.	3,555	458,524
Federal Signal Corp.	7,848	733,474
Flowserve Corp.	25,207	1,302,950
Franklin Electric Co., Inc.	7,780	815,500
Hillenbrand, Inc.	22,701	631,088
ITT, Inc.	13,842	2,069,517
John Bean Technologies Corp.	5,054	497,870
Kadant, Inc.	1,619	547,222
Middleby Corp.*	14,226	1,979,263
Mueller Industries, Inc.	51,706	3,831,415
Oshkosh Corp.	21,078	2,112,226
RBC Bearings, Inc.*(a)	3,267	978,075
SPX Technologies, Inc.*	8,083	1,288,915
Investments	Shares	Value
Terex Corp.	33,912	$1,794,284
Timken Co.	24,165	2,036,868
Toro Co.	20,968	1,818,555
Watts Water Technologies, Inc., Class A	4,796	993,683
Total Machinery		37,198,139
Marine Transportation – 0.4%
Kirby Corp.*	9,727	1,190,877
Matson, Inc.	11,718	1,671,221
Total Marine Transportation		2,862,098
Media – 0.8%
Cable One, Inc.	590	206,376
New York Times Co., Class A	19,278	1,073,206
Nexstar Media Group, Inc.(a)	11,023	1,822,653
Sirius XM Holdings, Inc.	65,812	1,556,454
TEGNA, Inc.(a)	116,302	1,835,246
Total Media		6,493,935
Metals & Mining – 2.5%
Alpha Metallurgical Resources, Inc.	9,007	2,127,273
Arch Resources, Inc.	13,738	1,898,042
ATI, Inc.*	29,162	1,951,229
Carpenter Technology Corp.	6,035	963,065
Cleveland-Cliffs, Inc.*	67,697	864,491
Commercial Metals Co.	68,314	3,754,537
Hecla Mining Co.	55,131	367,724
MP Materials Corp.*(a)	38,438	678,431
Royal Gold, Inc.	7,072	992,202
U.S. Steel Corp.(a)	122,731	4,336,086
Warrior Met Coal, Inc.(a)	28,631	1,829,521
Total Metals & Mining		19,762,601
Multi-Utilities – 0.3%
Avista Corp.	17,825	690,719
Black Hills Corp.	17,992	1,099,671
Northwestern Energy Group, Inc.	12,847	735,105
Total Multi-Utilities		2,525,495
Office REITs – 0.3%
Cousins Properties, Inc.	15,961	470,530
Kilroy Realty Corp.	22,169	857,941
Vornado Realty Trust(a)	15,728	619,683
Total Office REITs		1,948,154
Oil, Gas & Consumable Fuels – 5.1%
Antero Midstream Corp.	95,392	1,435,650
Antero Resources Corp.*	68,426	1,960,405
California Resources Corp.	28,357	1,487,892
Chord Energy Corp.	17,812	2,319,657
Civitas Resources, Inc.	43,673	2,212,911
CNX Resources Corp.*	102,188	3,328,263
Comstock Resources, Inc.(a)	148,006	1,647,307
CONSOL Energy, Inc.(a)	21,824	2,283,882
CVR Energy, Inc.(a)	74,549	1,716,863

See Notes to Financial Statements.

WisdomTree Trust    33

Schedule of Investments (unaudited) (continued) WisdomTree U.S. MidCap Fund (EZM) September 30, 2024
Investments	Shares	Value
DT Midstream, Inc.	21,955	$1,726,980
Magnolia Oil & Gas Corp., Class A	79,105	1,931,744
Matador Resources Co.	52,167	2,578,093
Murphy Oil Corp.	62,977	2,124,844
New Fortress Energy, Inc.(a)	36,348	330,403
Northern Oil & Gas, Inc.	54,665	1,935,688
PBF Energy, Inc., Class A(a)	98,376	3,044,737
Peabody Energy Corp.(a)	101,058	2,682,079
Permian Resources Corp.	86,261	1,174,012
Range Resources Corp.	82,648	2,542,252
SM Energy Co.(a)	66,616	2,662,642
Total Oil, Gas & Consumable Fuels		41,126,304
Paper & Forest Products – 0.2%
Louisiana-Pacific Corp.	13,055	1,402,890
Passenger Airlines – 1.0%
Alaska Air Group, Inc.*	66,011	2,984,357
American Airlines Group, Inc.*(a)	470,349	5,286,723
Total Passenger Airlines		8,271,080
Personal Care Products – 0.2%
BellRing Brands, Inc.*	12,701	771,205
elf Beauty, Inc.*(a)	4,871	531,085
Inter Parfums, Inc.	4,497	582,271
Total Personal Care Products		1,884,561
Pharmaceuticals – 1.0%
Amphastar Pharmaceuticals, Inc.*(a)	10,617	515,243
Corcept Therapeutics, Inc.*(a)	14,995	693,969
Elanco Animal Health, Inc.*	137,051	2,013,279
Organon & Co.	202,947	3,882,376
Prestige Consumer Healthcare, Inc.*	12,959	934,344
Total Pharmaceuticals		8,039,211
Professional Services – 2.9%
Alight, Inc., Class A*(a)	138,008	1,021,259
CACI International, Inc., Class A*	4,784	2,413,815
CBIZ, Inc.*	7,595	511,068
Concentrix Corp.(a)	20,843	1,068,204
Dun & Bradstreet Holdings, Inc.(a)	144,845	1,667,166
ExlService Holdings, Inc.*	29,819	1,137,595
Exponent, Inc.	4,939	569,368
FTI Consulting, Inc.*	4,014	913,426
ICF International, Inc.	3,168	528,391
Insperity, Inc.	6,808	599,104
KBR, Inc.	27,660	1,801,496
Korn Ferry	15,640	1,176,754
ManpowerGroup, Inc.	16,029	1,178,452
Maximus, Inc.	7,572	705,407
Parsons Corp.*(a)	14,464	1,499,627
Paycor HCM, Inc.*(a)	16,027	227,423
Paylocity Holding Corp.*	7,515	1,239,750
Robert Half, Inc.	20,550	1,385,275
Science Applications International Corp.	12,078	1,682,103
Investments	Shares	Value
TriNet Group, Inc.	13,455	$1,304,731
Verra Mobility Corp.*	30,464	847,204
Total Professional Services		23,477,618
Real Estate Management & Development – 0.3%
Jones Lang LaSalle, Inc.*	7,880	2,126,103
St. Joe Co.	6,661	388,403
Total Real Estate Management & Development		2,514,506
Retail REITs – 0.7%
Agree Realty Corp.	10,547	794,506
Brixmor Property Group, Inc.	55,270	1,539,822
Federal Realty Investment Trust	9,966	1,145,791
NNN REIT, Inc.	33,517	1,625,239
Phillips Edison & Co., Inc.	9,913	373,819
Tanger, Inc.	13,736	455,761
Total Retail REITs		5,934,938
Semiconductors & Semiconductor Equipment – 1.7%
Allegro MicroSystems, Inc.*	39,737	925,872
Amkor Technology, Inc.	52,465	1,605,429
Axcelis Technologies, Inc.*	6,685	700,922
Cirrus Logic, Inc.*	14,905	1,851,350
Diodes, Inc.*	14,763	946,161
FormFactor, Inc.*	7,428	341,688
Lattice Semiconductor Corp.*(a)	17,039	904,260
MACOM Technology Solutions Holdings, Inc.*(a)	8,770	975,750
MKS Instruments, Inc.	15,554	1,690,875
Onto Innovation, Inc.*	5,572	1,156,524
Power Integrations, Inc.	5,115	327,974
Rambus, Inc.*	10,208	430,982
Silicon Laboratories, Inc.*(a)	4,490	518,909
Synaptics, Inc.*	7,532	584,333
Universal Display Corp.	4,552	955,465
Total Semiconductors & Semiconductor Equipment		13,916,494
Software – 2.9%
ACI Worldwide, Inc.*	13,311	677,530
Alarm.com Holdings, Inc.*	6,918	378,207
Altair Engineering, Inc., Class A*(a)	5,013	478,792
Appfolio, Inc., Class A*(a)	2,183	513,878
Bill Holdings, Inc.*	11,283	595,291
Blackbaud, Inc.*	8,254	698,949
BlackLine, Inc.*	7,271	400,923
Box, Inc., Class A*	26,960	882,401
Braze, Inc., Class A*(a)	5,315	171,887
CCC Intelligent Solutions Holdings, Inc.*(a)	58,395	645,265
CommVault Systems, Inc.*	6,056	931,716
DocuSign, Inc.*	41,347	2,567,235
Dolby Laboratories, Inc., Class A	8,365	640,173
DoubleVerify Holdings, Inc.*	14,411	242,681
Dropbox, Inc., Class A*	82,286	2,092,533

See Notes to Financial Statements.

34    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. MidCap Fund (EZM) September 30, 2024
Investments	Shares	Value
Five9, Inc.*(a)	6,687	$192,117
Freshworks, Inc., Class A*	17,079	196,067
Gitlab, Inc., Class A*	7,749	399,383
Guidewire Software, Inc.*	6,755	1,235,760
Informatica, Inc., Class A*(a)	33,721	852,467
Instructure Holdings, Inc.*(a)	17,799	419,166
Intapp, Inc.*	5,805	277,653
InterDigital, Inc.	7,270	1,029,650
MicroStrategy, Inc., Class A*(a)	9,591	1,617,043
nCino, Inc.*(a)	10,431	329,515
Pegasystems, Inc.	9,000	657,810
Procore Technologies, Inc.*	11,712	722,865
Qualys, Inc.*	3,805	488,790
Rapid7, Inc.*	5,642	225,059
Smartsheet, Inc., Class A*	10,583	585,875
Sprout Social, Inc., Class A*(a)	4,472	130,001
SPS Commerce, Inc.*	2,974	577,462
Tenable Holdings, Inc.*	10,211	413,750
Teradata Corp.*	15,085	457,679
Varonis Systems, Inc.*	8,969	506,748
Workiva, Inc.*	4,073	322,256
Total Software		23,554,577
Specialized REITs – 0.7%
CubeSmart	32,535	1,751,359
EPR Properties	11,675	572,542
Lamar Advertising Co., Class A	13,839	1,848,890
National Storage Affiliates Trust	13,614	656,195
PotlatchDeltic Corp.	6,960	313,548
Rayonier, Inc.	13,571	436,715
Total Specialized REITs		5,579,249
Specialty Retail – 4.3%
Abercrombie & Fitch Co., Class A*	10,095	1,412,291
Academy Sports & Outdoors, Inc.	34,923	2,038,106
American Eagle Outfitters, Inc.	46,926	1,050,673
Asbury Automotive Group, Inc.*(a)	12,035	2,871,431
AutoNation, Inc.*	29,618	5,299,253
Bath & Body Works, Inc.	71,125	2,270,310
Dick’s Sporting Goods, Inc.	27,198	5,676,223
Gap, Inc.	30,261	667,255
Group 1 Automotive, Inc.(a)	7,985	3,058,574
Lithia Motors, Inc.	13,798	4,382,797
Murphy USA, Inc.	5,135	2,530,887
RH*(a)	4,733	1,582,857
Urban Outfitters, Inc.*	28,555	1,093,942
Valvoline, Inc.*	20,285	848,927
Total Specialty Retail		34,783,526
Textiles, Apparel & Luxury Goods – 2.5%
Columbia Sportswear Co.	14,251	1,185,541
Crocs, Inc.*	26,116	3,781,858
Investments	Shares	Value
Kontoor Brands, Inc.	15,156	$1,239,457
PVH Corp.	20,302	2,047,050
Ralph Lauren Corp.	16,133	3,127,705
Skechers USA, Inc., Class A*	31,516	2,109,051
Steven Madden Ltd.	17,521	858,354
Tapestry, Inc.	104,561	4,912,276
Under Armour, Inc., Class A*	118,109	1,052,351
Total Textiles, Apparel & Luxury Goods		20,313,643
Trading Companies & Distributors – 2.6%
Air Lease Corp.	45,767	2,072,787
Applied Industrial Technologies, Inc.	7,860	1,753,802
Beacon Roofing Supply, Inc.*	19,610	1,694,892
Boise Cascade Co.	15,893	2,240,595
Core & Main, Inc., Class A*	49,945	2,217,558
GATX Corp.(a)	7,909	1,047,547
GMS, Inc.*	19,178	1,736,952
Herc Holdings, Inc.	10,743	1,712,757
MSC Industrial Direct Co., Inc., Class A	13,231	1,138,660
Rush Enterprises, Inc., Class A	32,666	1,725,745
SiteOne Landscape Supply, Inc.*(a)	5,180	781,714
WESCO International, Inc.	18,680	3,137,866
Total Trading Companies & Distributors		21,260,875
Water Utilities – 0.1%
American States Water Co.	5,566	463,592
California Water Service Group	4,938	267,738
Total Water Utilities		731,330
Total United States		803,353,884
Ghana – 0.1%
Oil, Gas & Consumable Fuels – 0.1%
Kosmos Energy Ltd.*(a)	193,073	778,084
Puerto Rico – 0.1%
Banks – 0.1%
First BanCorp	61,388	1,299,584
Singapore – 0.1%
Semiconductors & Semiconductor Equipment – 0.1%
Kulicke & Soffa Industries, Inc.	8,934	403,192
TOTAL COMMON STOCKS (Cost: $665,247,976)		805,834,744
EXCHANGE-TRADED FUND – 0.0%
United States – 0.0%
WisdomTree U.S. MidCap Dividend Fund(b) (Cost: $2,787)	72	3,681

See Notes to Financial Statements.

WisdomTree Trust    35

Schedule of Investments (unaudited) (concluded) WisdomTree U.S. MidCap Fund (EZM) September 30, 2024
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.4%
United States – 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(c) (Cost: $10,910,004)	10,910,004	$10,910,004
TOTAL INVESTMENTS IN SECURITIES – 101.3% (Cost: $676,160,767)		816,748,429
Other Assets less Liabilities – (1.3)%		(10,478,285)
NET ASSETS – 100.0%		$806,270,144

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2024 (See Note 2). At September 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $96,292,036 and the total market value of the collateral held by the Fund was $98,522,978. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $87,612,974.

(b)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)   Rate shown represents annualized 7-day yield as of September 30, 2024.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2024 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2024	Dividend Income
WisdomTree U.S. MidCap Dividend Fund	$847,037	$2,764,332	$3,643,852	$194,116	$(157,952)	$3,681	$26,871

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$805,834,744	$—	$—	$805,834,744
Exchange-Traded Fund	3,681	—	—	3,681
Investment of Cash Collateral for Securities Loaned	—	10,910,004	—	10,910,004
Total Investments in Securities	$805,838,425	$10,910,004	$—	$816,748,429

See Notes to Financial Statements.

36    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree U.S. MidCap Quality Growth Fund (QMID) September 30, 2024
Investments	Shares	Value
COMMON STOCKS – 99.8%
United States – 99.8%
Aerospace & Defense – 0.7%
Leonardo DRS, Inc.*	333	$9,397
Automobiles – 0.6%
Thor Industries, Inc.	73	8,022
Beverages – 1.1%
Coca-Cola Consolidated, Inc.	12	15,797
Biotechnology – 2.9%
Exelixis, Inc.*	382	9,913
Halozyme Therapeutics, Inc.*	167	9,559
United Therapeutics Corp.*	59	21,143
Total Biotechnology		40,615
Broadline Retail – 1.2%
Dillard’s, Inc., Class A(a)	21	8,057
Etsy, Inc.*	160	8,885
Total Broadline Retail		16,942
Building Products – 3.1%
AAON, Inc.	110	11,862
Simpson Manufacturing Co., Inc.	54	10,329
Trex Co., Inc.*	139	9,255
UFP Industries, Inc.	83	10,890
Total Building Products		42,336
Capital Markets – 3.6%
Evercore, Inc., Class A	52	13,174
Hamilton Lane, Inc., Class A	54	9,093
Houlihan Lokey, Inc.	91	14,380
MarketAxess Holdings, Inc.	51	13,066
Total Capital Markets		49,713
Chemicals – 0.6%
Olin Corp.	175	8,397
Commercial Services & Supplies – 2.5%
Clean Harbors, Inc.*	71	17,161
Tetra Tech, Inc.	355	16,742
Total Commercial Services & Supplies		33,903
Communications Equipment – 1.3%
Ubiquiti, Inc.	79	17,516
Construction & Engineering – 2.6%
Comfort Systems USA, Inc.	47	18,346
Dycom Industries, Inc.*	38	7,490
WillScot Holdings Corp.*	265	9,964
Total Construction & Engineering		35,800
Construction Materials – 0.9%
Eagle Materials, Inc.	44	12,657
Consumer Finance – 0.6%
OneMain Holdings, Inc.	168	7,908
Investments	Shares	Value
Consumer Staples Distribution & Retail – 3.6%
BJ’s Wholesale Club Holdings, Inc.*	180	$14,846
Casey’s General Stores, Inc.	50	18,786
Performance Food Group Co.*	209	16,379
Total Consumer Staples Distribution & Retail		50,011
Containers & Packaging – 0.9%
Graphic Packaging Holding Co.	400	11,836
Electrical Equipment – 1.2%
Atkore, Inc.	49	4,152
Generac Holdings, Inc.*	81	12,870
Total Electrical Equipment		17,022
Electronic Equipment, Instruments & Components – 2.4%
Badger Meter, Inc.	39	8,518
Coherent Corp.*	214	19,027
Vontier Corp.	187	6,309
Total Electronic Equipment, Instruments & Components		33,854
Entertainment – 1.0%
TKO Group Holdings, Inc.*	108	13,361
Financial Services – 1.8%
Jack Henry & Associates, Inc.	99	17,478
Mr. Cooper Group, Inc.*	85	7,835
Total Financial Services		25,313
Food Products – 1.5%
Darling Ingredients, Inc.*	218	8,101
Lamb Weston Holdings, Inc.	199	12,883
Total Food Products		20,984
Ground Transportation – 1.7%
Landstar System, Inc.	48	9,066
Saia, Inc.*	32	13,992
Total Ground Transportation		23,058
Health Care Equipment & Supplies – 2.9%
Insulet Corp.*	90	20,947
Lantheus Holdings, Inc.*	93	10,207
Penumbra, Inc.*	47	9,133
Total Health Care Equipment & Supplies		40,287
Health Care Providers & Services – 2.2%
Chemed Corp.	20	12,019
Ensign Group, Inc.	75	10,787
Option Care Health, Inc.*	239	7,481
Total Health Care Providers & Services		30,287
Hotels, Restaurants & Leisure – 5.6%
Boyd Gaming Corp.	129	8,340
Choice Hotels International, Inc.	65	8,469
Churchill Downs, Inc.	97	13,115
MGM Resorts International*	422	16,496
Texas Roadhouse, Inc.	88	15,541
Wingstop, Inc.	36	14,979
Total Hotels, Restaurants & Leisure		76,940
See Notes to Financial Statements.

WisdomTree Trust    37

Schedule of Investments (unaudited) (continued) WisdomTree U.S. MidCap Quality Growth Fund (QMID) September 30, 2024
Investments	Shares	Value
Household Durables – 5.2%
Installed Building Products, Inc.	37	$9,112
KB Home	101	8,655
Meritage Homes Corp.	49	10,048
Taylor Morrison Home Corp.*	148	10,398
Tempur Sealy International, Inc.	236	12,886
Toll Brothers, Inc.	135	20,856
Total Household Durables		71,955
Insurance – 1.7%
Kinsale Capital Group, Inc.	31	14,432
RLI Corp.	62	9,609
Total Insurance		24,041
Interactive Media & Services – 1.3%
Match Group, Inc.*	350	13,244
ZoomInfo Technologies, Inc.*	523	5,397
Total Interactive Media & Services		18,641
IT Services – 1.1%
EPAM Systems, Inc.*	78	15,524
Life Sciences Tools & Services – 4.0%
Bio-Techne Corp.	207	16,546
Bruker Corp.	198	13,674
Charles River Laboratories International, Inc.*	64	12,606
Medpace Holdings, Inc.*	39	13,018
Total Life Sciences Tools & Services		55,844
Machinery – 4.3%
AGCO Corp.	108	10,569
Allison Transmission Holdings, Inc.	114	10,952
Lincoln Electric Holdings, Inc.	76	14,594
Mueller Industries, Inc.	151	11,189
Toro Co.	140	12,142
Total Machinery		59,446
Media – 2.6%
Liberty Broadband Corp., Class C*	196	15,149
Nexstar Media Group, Inc.	43	7,110
Sirius XM Holdings, Inc.	551	13,031
Total Media		35,290
Metals & Mining – 1.2%
Cleveland-Cliffs, Inc.*	615	7,854
Commercial Metals Co.	168	9,233
Total Metals & Mining		17,087
Oil, Gas & Consumable Fuels – 7.3%
Antero Midstream Corp.	647	9,737
APA Corp.	524	12,817
Chesapeake Energy Corp.	175	14,394
Chord Energy Corp.	55	7,163
Civitas Resources, Inc.	143	7,246
HF Sinclair Corp.	243	10,831
Investments	Shares	Value
Magnolia Oil & Gas Corp., Class A	303	$7,399
Matador Resources Co.	160	7,907
New Fortress Energy, Inc.	287	2,609
PBF Energy, Inc., Class A	146	4,519
Permian Resources Corp.	797	10,847
SM Energy Co.	150	5,995
Total Oil, Gas & Consumable Fuels		101,464
Personal Care Products – 1.4%
BellRing Brands, Inc.*	169	10,262
elf Beauty, Inc.*	78	8,504
Total Personal Care Products		18,766
Professional Services – 4.1%
ExlService Holdings, Inc.*	217	8,278
Exponent, Inc.	67	7,724
Paycom Software, Inc.	78	12,992
Paylocity Holding Corp.*	74	12,208
Science Applications International Corp.	66	9,192
TriNet Group, Inc.	63	6,109
Total Professional Services		56,503
Semiconductors & Semiconductor Equipment – 4.3%
Allegro MicroSystems, Inc.*	266	6,198
Amkor Technology, Inc.	321	9,823
Cirrus Logic, Inc.*	69	8,570
Lattice Semiconductor Corp.*	171	9,075
Onto Innovation, Inc.*	63	13,076
Universal Display Corp.	62	13,014
Total Semiconductors & Semiconductor Equipment		59,756
Software – 4.0%
Appfolio, Inc., Class A*	48	11,299
DocuSign, Inc.*	274	17,013
Dropbox, Inc., Class A*	422	10,731
Qualys, Inc.*	49	6,295
SPS Commerce, Inc.*	49	9,514
Total Software		54,852
Specialty Retail – 5.9%
Asbury Automotive Group, Inc.*	28	6,680
AutoNation, Inc.*	54	9,662
Chewy, Inc., Class A*	572	16,754
Five Below, Inc.*	65	5,743
Floor & Decor Holdings, Inc., Class A*	138	17,135
Lithia Motors, Inc.	37	11,753
Murphy USA, Inc.	27	13,307
Total Specialty Retail		81,034
Textiles, Apparel & Luxury Goods – 1.9%
Crocs, Inc.*	83	12,019
Skechers USA, Inc., Class A*	204	13,652
Total Textiles, Apparel & Luxury Goods		25,671

See Notes to Financial Statements.

38    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree U.S. MidCap Quality Growth Fund (QMID) September 30, 2024
Investments	Shares	Value
Trading Companies & Distributors – 3.0%
Boise Cascade Co.	51	$7,190
Core & Main, Inc., Class A*	290	12,876
SiteOne Landscape Supply, Inc.*	64	9,658
WESCO International, Inc.	68	11,423
Total Trading Companies & Distributors		41,147
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $1,365,551)		1,378,977
Other Assets less Liabilities – 0.2%		2,126
NET ASSETS – 100.0%		$1,381,103

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2024 (See Note 2). At September 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,906 and the total market value of the collateral held by the Fund was $7,259. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $7,259.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,378,977	$—	$—	$1,378,977
Total Investments in Securities	$1,378,977	$—	$—	$1,378,977

See Notes to Financial Statements.

WisdomTree Trust    39

Schedule of Investments (unaudited) WisdomTree U.S. Multifactor Fund (USMF) September 30, 2024
Investments	Shares	Value
COMMON STOCKS – 99.9%
United States – 99.9%
Aerospace & Defense – 1.1%
Huntington Ingalls Industries, Inc.	3,983	$1,053,026
L3Harris Technologies, Inc.	4,855	1,154,859
Lockheed Martin Corp.	2,545	1,487,705
Total Aerospace & Defense		3,695,590
Air Freight & Logistics – 0.3%
FedEx Corp.	3,079	842,661
Automobiles – 0.5%
General Motors Co.	38,585	1,730,151
Banks – 1.8%
Commerce Bancshares, Inc.	15,333	910,780
East West Bancorp, Inc.	10,849	897,646
First Citizens BancShares, Inc., Class A	446	821,064
JPMorgan Chase & Co.	5,641	1,189,461
M&T Bank Corp.	5,244	934,061
Wells Fargo & Co.	18,938	1,069,808
Total Banks		5,822,820
Beverages – 0.3%
Molson Coors Beverage Co., Class B	17,377	999,525
Biotechnology – 2.7%
AbbVie, Inc.	7,592	1,499,268
BioMarin Pharmaceutical, Inc.*	10,618	746,339
Exelixis, Inc.*	42,808	1,110,868
Gilead Sciences, Inc.	16,485	1,382,102
Halozyme Therapeutics, Inc.*	13,447	769,706
Neurocrine Biosciences, Inc.*	7,098	817,832
Regeneron Pharmaceuticals, Inc.*	1,233	1,296,179
United Therapeutics Corp.*	3,637	1,303,319
Total Biotechnology		8,925,613
Broadline Retail – 0.8%
eBay, Inc.	38,617	2,514,353
Building Products – 0.3%
Masco Corp.	12,486	1,048,075
Capital Markets – 2.1%
Ameriprise Financial, Inc.	2,661	1,250,164
Cboe Global Markets, Inc.	5,822	1,192,753
CME Group, Inc.	5,624	1,240,936
Interactive Brokers Group, Inc., Class A	7,855	1,094,673
Northern Trust Corp.	10,792	971,604
Raymond James Financial, Inc.	8,809	1,078,750
Total Capital Markets		6,828,880
Chemicals – 0.7%
Ecolab, Inc.	6,261	1,598,621
FMC Corp.	11,612	765,695
Total Chemicals		2,364,316
Investments	Shares	Value
Commercial Services & Supplies – 1.2%
MSA Safety, Inc.	6,826	$1,210,523
Republic Services, Inc.	6,510	1,307,468
Waste Management, Inc.	6,432	1,335,283
Total Commercial Services & Supplies		3,853,274
Communications Equipment – 3.8%
F5, Inc.*	18,645	4,105,629
Juniper Networks, Inc.	92,215	3,594,541
Motorola Solutions, Inc.	10,676	4,800,250
Total Communications Equipment		12,500,420
Construction & Engineering – 0.3%
EMCOR Group, Inc.	2,407	1,036,286
Consumer Finance – 0.6%
American Express Co.	4,153	1,126,293
Synchrony Financial	17,002	848,060
Total Consumer Finance		1,974,353
Consumer Staples Distribution & Retail – 1.6%
Albertsons Cos., Inc., Class A	66,686	1,232,357
Kroger Co.	20,239	1,159,695
Sprouts Farmers Market, Inc.*	6,987	771,434
Sysco Corp.	14,016	1,094,089
Walmart, Inc.	14,397	1,162,558
Total Consumer Staples Distribution & Retail		5,420,133
Containers & Packaging – 1.2%
Berry Global Group, Inc.	17,946	1,219,969
Crown Holdings, Inc.	14,189	1,360,441
Graphic Packaging Holding Co.	46,205	1,367,206
Total Containers & Packaging		3,947,616
Diversified Consumer Services – 1.1%
ADT, Inc.	187,134	1,352,979
H&R Block, Inc.	35,803	2,275,281
Total Diversified Consumer Services		3,628,260
Diversified REITs – 0.3%
WP Carey, Inc.	17,352	1,081,030
Diversified Telecommunication Services – 2.1%
AT&T, Inc.	165,936	3,650,592
Verizon Communications, Inc.	74,093	3,327,517
Total Diversified Telecommunication Services		6,978,109
Electric Utilities – 2.3%
American Electric Power Co., Inc.	10,228	1,049,393
Duke Energy Corp.	9,581	1,104,689
Edison International	12,116	1,055,182
Entergy Corp.	9,419	1,239,635
OGE Energy Corp.	27,870	1,143,227
PG&E Corp.	50,382	996,052
Pinnacle West Capital Corp.	11,630	1,030,302
Total Electric Utilities		7,618,480

See Notes to Financial Statements.

40    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Multifactor Fund (USMF) September 30, 2024
Investments	Shares	Value
Electronic Equipment, Instruments & Components – 2.5%
TD SYNNEX Corp.	34,914	$4,192,473
Teledyne Technologies, Inc.*	9,685	4,238,737
Total Electronic Equipment, Instruments & Components		8,431,210
Energy Equipment & Services – 0.3%
Halliburton Co.	38,665	1,123,218
Entertainment – 1.8%
Electronic Arts, Inc.	23,893	3,427,212
Walt Disney Co.	28,055	2,698,610
Total Entertainment		6,125,822
Financial Services – 1.6%
Berkshire Hathaway, Inc., Class B*	2,749	1,265,255
Fiserv, Inc.*	6,948	1,248,208
MGIC Investment Corp.	41,662	1,066,547
PayPal Holdings, Inc.*	9,074	708,044
Voya Financial, Inc.	15,126	1,198,282
Total Financial Services		5,486,336
Food Products – 2.0%
Conagra Brands, Inc.	32,349	1,051,990
General Mills, Inc.	14,675	1,083,749
Ingredion, Inc.	9,294	1,277,274
Kraft Heinz Co.	28,577	1,003,338
Pilgrim’s Pride Corp.*(a)	24,457	1,126,245
Post Holdings, Inc.*	9,629	1,114,557
Total Food Products		6,657,153
Health Care Equipment & Supplies – 1.9%
Abbott Laboratories	12,093	1,378,723
Boston Scientific Corp.*	16,642	1,394,600
Hologic, Inc.*	18,532	1,509,617
Lantheus Holdings, Inc.*	5,599	614,490
Zimmer Biomet Holdings, Inc.	12,173	1,314,075
Total Health Care Equipment & Supplies		6,211,505
Health Care Providers & Services – 5.3%
Cardinal Health, Inc.	12,432	1,373,985
Cencora, Inc.	6,822	1,535,496
Centene Corp.*	15,404	1,159,613
Chemed Corp.	2,314	1,390,645
Cigna Group	2,949	1,021,651
DaVita, Inc.*	6,130	1,004,891
Elevance Health, Inc.	2,530	1,315,600
Encompass Health Corp.	15,146	1,463,709
HCA Healthcare, Inc.	3,107	1,262,778
Labcorp Holdings, Inc.	5,399	1,206,568
McKesson Corp.	2,566	1,268,682
Quest Diagnostics, Inc.	9,089	1,411,067
Tenet Healthcare Corp.*	5,841	970,774
Universal Health Services, Inc., Class B	5,357	1,226,807
Total Health Care Providers & Services		17,612,266
Investments	Shares	Value
Hotels, Restaurants & Leisure – 3.5%
Aramark	61,987	$2,400,757
Darden Restaurants, Inc.	16,342	2,682,212
Expedia Group, Inc.*	10,258	1,518,389
Las Vegas Sands Corp.	49,917	2,512,822
Texas Roadhouse, Inc.	14,128	2,495,005
Total Hotels, Restaurants & Leisure		11,609,185
Household Products – 1.4%
Colgate-Palmolive Co.	11,360	1,179,281
Kimberly-Clark Corp.	8,192	1,165,558
Procter & Gamble Co.	6,655	1,152,646
Reynolds Consumer Products, Inc.	38,290	1,190,819
Total Household Products		4,688,304
Industrial Conglomerates – 0.2%
3M Co.	5,513	753,627
Insurance – 6.8%
Aflac, Inc.	11,084	1,239,191
Allstate Corp.	6,384	1,210,726
American International Group, Inc.	15,584	1,141,216
Assurant, Inc.	5,948	1,182,819
Brown & Brown, Inc.	11,314	1,172,130
Cincinnati Financial Corp.	8,458	1,151,303
CNA Financial Corp.	25,522	1,249,047
Globe Life, Inc.	4,585	485,597
Hartford Financial Services Group, Inc.	11,709	1,377,096
Loews Corp.	16,412	1,297,369
Markel Group, Inc.*	692	1,085,457
Old Republic International Corp.	32,835	1,163,016
Primerica, Inc.	4,093	1,085,259
Progressive Corp.	4,745	1,204,091
Reinsurance Group of America, Inc.	5,114	1,114,187
RLI Corp.	7,252	1,123,915
Ryan Specialty Holdings, Inc.	14,118	937,294
Travelers Cos., Inc.	5,107	1,195,651
Unum Group	18,832	1,119,374
WR Berkley Corp.	18,965	1,075,885
Total Insurance		22,610,623
IT Services – 7.5%
Akamai Technologies, Inc.*	37,504	3,786,029
Cognizant Technology Solutions Corp., Class A	58,410	4,508,084
EPAM Systems, Inc.*	10,747	2,138,975
GoDaddy, Inc., Class A*	27,727	4,347,039
International Business Machines Corp.	22,001	4,863,981
VeriSign, Inc.*	27,078	5,143,737
Total IT Services		24,787,845
Life Sciences Tools & Services – 0.4%
Thermo Fisher Scientific, Inc.	2,029	1,255,079
Machinery – 1.7%
Allison Transmission Holdings, Inc.	10,907	1,047,836
Deere & Co.	2,763	1,153,083

See Notes to Financial Statements.

WisdomTree Trust    41

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Multifactor Fund (USMF) September 30, 2024
Investments	Shares	Value
Dover Corp.	6,736	$1,291,561
Mueller Industries, Inc.	13,294	985,085
PACCAR, Inc.	11,083	1,093,670
Total Machinery		5,571,235
Media – 3.8%
Comcast Corp., Class A	73,645	3,076,152
Fox Corp., Class A	82,035	3,472,541
Interpublic Group of Cos., Inc.	89,407	2,827,943
New York Times Co., Class A	56,583	3,149,976
Total Media		12,526,612
Metals & Mining – 0.3%
Carpenter Technology Corp.	5,735	915,191
Oil, Gas & Consumable Fuels – 3.1%
APA Corp.	35,806	875,815
ConocoPhillips	12,669	1,333,792
Devon Energy Corp.	27,729	1,084,758
EOG Resources, Inc.	10,931	1,343,748
Exxon Mobil Corp.	12,534	1,469,235
HF Sinclair Corp.	21,124	941,497
Marathon Oil Corp.	42,446	1,130,337
Marathon Petroleum Corp.	6,437	1,048,652
Valero Energy Corp.	8,129	1,097,659
Total Oil, Gas & Consumable Fuels		10,325,493
Paper & Forest Products – 0.3%
Louisiana-Pacific Corp.	9,017	968,967
Pharmaceuticals – 1.5%
Bristol-Myers Squibb Co.	21,620	1,118,619
Johnson & Johnson	9,650	1,563,879
Merck & Co., Inc.	12,271	1,393,495
Viatris, Inc.	86,734	1,006,981
Total Pharmaceuticals		5,082,974
Professional Services – 3.9%
Amentum Holdings, Inc.*	7,897	254,678
Automatic Data Processing, Inc.	4,685	1,296,480
Booz Allen Hamilton Holding Corp.	6,403	1,042,152
Broadridge Financial Solutions, Inc.	5,937	1,276,633
CACI International, Inc., Class A*	2,785	1,405,200
FTI Consulting, Inc.*	4,148	943,919
Jacobs Solutions, Inc.	7,897	1,033,717
Leidos Holdings, Inc.	9,381	1,529,103
Paycom Software, Inc.	3,549	591,157
Science Applications International Corp.	7,070	984,639
SS&C Technologies Holdings, Inc.	17,025	1,263,425
Verisk Analytics, Inc.	4,592	1,230,473
Total Professional Services		12,851,576
Residential REITs – 0.3%
Equity LifeStyle Properties, Inc.	15,671	1,117,969
Investments	Shares	Value
Retail REITs – 0.7%
Federal Realty Investment Trust	9,215	$1,059,449
NNN REIT, Inc.	25,533	1,238,095
Total Retail REITs		2,297,544
Semiconductors & Semiconductor Equipment – 1.3%
Cirrus Logic, Inc.*	17,352	2,155,292
First Solar, Inc.*	9,340	2,329,770
Total Semiconductors & Semiconductor Equipment		4,485,062
Software – 14.5%
AppLovin Corp., Class A*	19,835	2,589,459
CCC Intelligent Solutions Holdings, Inc.*	336,573	3,719,132
CommVault Systems, Inc.*	20,148	3,099,770
DocuSign, Inc.*	43,775	2,717,990
Dropbox, Inc., Class A*	127,931	3,253,285
Dynatrace, Inc.*	60,194	3,218,573
Fair Isaac Corp.*	1,617	3,142,672
Fortinet, Inc.*	31,598	2,450,425
Gen Digital, Inc.	118,744	3,257,148
Informatica, Inc., Class A*	90,931	2,298,736
Nutanix, Inc., Class A*	31,607	1,872,715
Roper Technologies, Inc.	8,316	4,627,355
Salesforce, Inc.	10,155	2,779,525
Tyler Technologies, Inc.*	6,398	3,734,640
Workday, Inc., Class A*	10,259	2,507,402
Zoom Video Communications, Inc., Class A*	44,269	3,087,320
Total Software		48,356,147
Specialized REITs – 1.0%
American Tower Corp.	3,942	916,751
Gaming & Leisure Properties, Inc.	23,208	1,194,052
VICI Properties, Inc.	34,755	1,157,689
Total Specialized REITs		3,268,492
Specialty Retail – 3.9%
Abercrombie & Fitch Co., Class A*	9,631	1,347,377
AutoZone, Inc.*	807	2,542,082
Gap, Inc.	55,472	1,223,158
Murphy USA, Inc.	4,898	2,414,077
O’Reilly Automotive, Inc.*	2,336	2,690,138
TJX Cos., Inc.	24,530	2,883,256
Total Specialty Retail		13,100,088
Technology Hardware, Storage & Peripherals – 1.8%
HP, Inc.	88,922	3,189,632
NetApp, Inc.	23,279	2,875,189
Total Technology Hardware, Storage & Peripherals		6,064,821
Tobacco – 0.3%
Altria Group, Inc.	21,445	1,094,553

See Notes to Financial Statements.

42    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree U.S. Multifactor Fund (USMF) September 30, 2024
Investments	Shares	Value
Wireless Telecommunication Services – 1.2%
T-Mobile U.S., Inc.	18,761	$3,871,520
TOTAL COMMON STOCKS (Cost: $290,791,948)		332,060,362
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
United States – 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(b) (Cost: $1,034,517)	1,034,517	1,034,517
TOTAL INVESTMENTS IN SECURITIES – 100.2% (Cost: $291,826,465)		333,094,879
Other Assets less Liabilities – (0.2)%		(664,467)
NET ASSETS – 100.0%		$332,430,412

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2024 (See Note 2). At September 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,013,607 and the total market value of the collateral held by the Fund was $1,034,517.

(b)  Rate shown represents annualized 7-day yield as of September 30, 2024.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$332,060,362	$—	$—	$332,060,362
Investment of Cash Collateral for Securities Loaned	—	1,034,517	—	1,034,517
Total Investments in Securities	$332,060,362	$1,034,517	$—	$333,094,879
See Notes to Financial Statements.

WisdomTree Trust    43

Schedule of Investments (unaudited) WisdomTree U.S. Quality Dividend Growth Fund (DGRW) September 30, 2024
Investments	Shares	Value
COMMON STOCKS – 99.9%
United States – 99.9%
Aerospace & Defense – 2.4%
BWX Technologies, Inc.	36,348	$3,951,028
Curtiss-Wright Corp.	9,966	3,275,724
General Dynamics Corp.	227,455	68,736,901
General Electric Co.	194,417	36,663,158
HEICO Corp.	14,008	3,662,812
HEICO Corp., Class A	11,733	2,390,716
Hexcel Corp.	13,566	838,786
Howmet Aerospace, Inc.	76,198	7,638,849
Huntington Ingalls Industries, Inc.	29,237	7,729,678
Lockheed Martin Corp.	285,562	166,928,123
Moog, Inc., Class A	4,566	922,423
Northrop Grumman Corp.	95,811	50,594,915
Woodward, Inc.	13,926	2,388,448
Total Aerospace & Defense		355,721,561
Air Freight & Logistics – 1.6%
CH Robinson Worldwide, Inc.	133,746	14,761,546
Expeditors International of Washington, Inc.	59,693	7,843,660
FedEx Corp.	190,285	52,077,199
United Parcel Service, Inc., Class B	1,179,706	160,841,116
Total Air Freight & Logistics		235,523,521
Automobile Components – 0.1%
BorgWarner, Inc.	126,596	4,594,169
Gentex Corp.	132,307	3,928,195
Lear Corp.	54,488	5,947,365
Total Automobile Components		14,469,729
Automobiles – 0.0%
Thor Industries, Inc.	35,619	3,914,172
Banks – 0.1%
Western Alliance Bancorp(a)	101,008	8,736,182
Beverages – 4.9%
Brown-Forman Corp., Class A(a)	119,017	5,722,337
Brown-Forman Corp., Class B(a)	174,941	8,607,097
Coca-Cola Co.	5,441,939	391,057,737
Coca-Cola Consolidated, Inc.	1,151	1,515,177
Constellation Brands, Inc., Class A	103,162	26,583,816
PepsiCo, Inc.	1,682,587	286,123,919
Total Beverages		719,610,083
Biotechnology – 6.2%
AbbVie, Inc.	2,722,650	537,668,922
Amgen, Inc.	668,566	215,418,651
Gilead Sciences, Inc.	1,840,918	154,342,565
Total Biotechnology		907,430,138
Broadline Retail – 0.2%
eBay, Inc.	484,678	31,557,385
Investments	Shares	Value
Building Products – 0.6%
AAON, Inc.(a)	17,816	$1,921,277
Advanced Drainage Systems, Inc.	17,572	2,761,616
AO Smith Corp.	81,138	7,288,627
Armstrong World Industries, Inc.	16,017	2,105,114
Carlisle Cos., Inc.	21,878	9,839,630
Carrier Global Corp.	449,266	36,161,420
Fortune Brands Innovations, Inc.	62,852	5,627,140
Lennox International, Inc.	14,744	8,909,652
Masco Corp.	147,894	12,414,222
UFP Industries, Inc.	14,611	1,917,109
Zurn Elkay Water Solutions Corp.	55,872	2,008,040
Total Building Products		90,953,847
Capital Markets – 5.6%
Affiliated Managers Group, Inc.	8,501	1,511,478
Ameriprise Financial, Inc.	60,320	28,338,939
Charles Schwab Corp.	1,049,904	68,044,278
Evercore, Inc., Class A	29,057	7,361,300
FactSet Research Systems, Inc.	11,457	5,268,501
Franklin Resources, Inc.	815,203	16,426,340
Goldman Sachs Group, Inc.	424,268	210,059,329
Hamilton Lane, Inc., Class A(a)	16,515	2,780,961
Houlihan Lokey, Inc.	37,993	6,003,654
Jefferies Financial Group, Inc.	258,712	15,923,724
KKR & Co., Inc.	288,197	37,632,764
LPL Financial Holdings, Inc.	16,350	3,803,501
MarketAxess Holdings, Inc.	18,669	4,782,998
Moody’s Corp.	56,084	26,616,906
Morgan Stanley	2,770,290	288,775,030
Morningstar, Inc.	9,478	3,024,619
MSCI, Inc.	31,432	18,322,656
S&P Global, Inc.	106,701	55,123,871
SEI Investments Co.	58,338	4,036,406
Stifel Financial Corp.	94,118	8,837,680
Total Capital Markets		812,674,935
Chemicals – 1.7%
Air Products & Chemicals, Inc.	217,042	64,622,085
Ashland, Inc.	36,749	3,196,060
Cabot Corp.	40,786	4,558,651
Celanese Corp.	81,622	11,097,327
DuPont de Nemours, Inc.	354,514	31,590,742
Eastman Chemical Co.	176,827	19,795,783
Ecolab, Inc.	122,575	31,297,075
HB Fuller Co.	2,603	206,626
NewMarket Corp.	4,019	2,218,046
Olin Corp.	76,169	3,654,589
PPG Industries, Inc.	157,630	20,879,670
RPM International, Inc.	82,588	9,993,148
Sherwin-Williams Co.	80,025	30,543,142
Westlake Corp.	74,618	11,214,339
Total Chemicals		244,867,283

See Notes to Financial Statements.

44    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Quality Dividend Growth Fund (DGRW) September 30, 2024
Investments	Shares	Value
Commercial Services & Supplies – 0.9%
Cintas Corp.	151,726	$31,237,349
Republic Services, Inc.	161,148	32,364,964
Rollins, Inc.	273,250	13,820,985
Tetra Tech, Inc.	58,949	2,780,035
Waste Management, Inc.	261,697	54,328,297
Total Commercial Services & Supplies		134,531,630
Communications Equipment – 2.2%
Cisco Systems, Inc.	5,305,808	282,375,102
Motorola Solutions, Inc.	78,852	35,454,225
Total Communications Equipment		317,829,327
Construction & Engineering – 0.1%
Comfort Systems USA, Inc.	7,955	3,105,234
Quanta Services, Inc.	24,607	7,336,577
Total Construction & Engineering		10,441,811
Construction Materials – 0.1%
Eagle Materials, Inc.(a)	10,112	2,908,717
Martin Marietta Materials, Inc.	15,449	8,315,424
Vulcan Materials Co.	39,258	9,831,381
Total Construction Materials		21,055,522
Consumer Finance – 1.7%
Ally Financial, Inc.	443,845	15,796,444
American Express Co.	405,877	110,073,842
Capital One Financial Corp.	311,843	46,692,252
Discover Financial Services	270,335	37,925,297
FirstCash Holdings, Inc.	19,046	2,186,481
OneMain Holdings, Inc.(a)	199,951	9,411,694
Synchrony Financial	469,471	23,417,213
Total Consumer Finance		245,503,223
Consumer Staples Distribution & Retail – 1.6%
Casey’s General Stores, Inc.	8,245	3,097,729
Costco Wholesale Corp.	110,694	98,132,445
Sysco Corp.	554,694	43,299,413
Target Corp.	566,287	88,261,492
Total Consumer Staples Distribution & Retail		232,791,079
Containers & Packaging – 0.2%
Avery Dennison Corp.	48,667	10,743,727
Ball Corp.	168,989	11,476,043
Berry Global Group, Inc.(a)	67,965	4,620,260
Sealed Air Corp.	109,166	3,962,726
Total Containers & Packaging		30,802,756
Distributors – 0.3%
Genuine Parts Co.	160,180	22,373,943
LKQ Corp.	311,195	12,422,904
Pool Corp.	15,470	5,829,096
Total Distributors		40,625,943
Investments	Shares	Value
Electric Utilities – 0.2%
NRG Energy, Inc.	254,810	$23,213,191
Electrical Equipment – 0.3%
Hubbell, Inc.	33,034	14,150,114
Rockwell Automation, Inc.	77,127	20,705,515
Vertiv Holdings Co., Class A	69,139	6,878,639
Total Electrical Equipment		41,734,268
Electronic Equipment, Instruments & Components – 0.3%
Amphenol Corp., Class A	442,508	28,833,821
Avnet, Inc.	86,104	4,676,308
Badger Meter, Inc.	2,604	568,740
CDW Corp.	55,423	12,542,225
Jabil, Inc.	20,128	2,411,938
Littelfuse, Inc.	5,668	1,503,437
Vontier Corp.	44,460	1,500,081
Total Electronic Equipment, Instruments & Components		52,036,550
Energy Equipment & Services – 0.4%
Baker Hughes Co.	973,545	35,193,652
ChampionX Corp.	67,575	2,037,386
Halliburton Co.	693,567	20,148,121
Total Energy Equipment & Services		57,379,159
Entertainment – 0.0%
TKO Group Holdings, Inc.*	22,512	2,784,960
Financial Services – 1.9%
Equitable Holdings, Inc.	363,669	15,285,008
Jack Henry & Associates, Inc.	27,461	4,847,965
Mastercard, Inc., Class A	208,755	103,083,219
PennyMac Financial Services, Inc.	15,027	1,712,627
Visa, Inc., Class A	524,868	144,312,457
Voya Financial, Inc.	86,770	6,873,919
Total Financial Services		276,115,195
Food Products – 0.2%
Hershey Co.	147,328	28,254,564
Lamb Weston Holdings, Inc.	62,033	4,016,016
Total Food Products		32,270,580
Gas Utilities – 0.0%
National Fuel Gas Co.	112,758	6,834,262
Ground Transportation – 1.7%
CSX Corp.	1,035,335	35,750,118
JB Hunt Transport Services, Inc.	38,419	6,620,746
Landstar System, Inc.	22,402	4,231,066
Norfolk Southern Corp.	212,691	52,853,713
Old Dominion Freight Line, Inc.	34,328	6,818,914
Schneider National, Inc., Class B(a)	71,265	2,033,903
Union Pacific Corp.	559,690	137,952,391
Total Ground Transportation		246,260,851

See Notes to Financial Statements.

WisdomTree Trust    45

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Quality Dividend Growth Fund (DGRW) September 30, 2024
Investments	Shares	Value
Health Care Equipment & Supplies – 1.5%
Abbott Laboratories	1,311,864	$149,565,614
ResMed, Inc.	55,397	13,523,516
Stryker Corp.	153,222	55,352,980
Total Health Care Equipment & Supplies		218,442,110
Health Care Providers & Services – 3.5%
Chemed Corp.	3,047	1,831,156
Cigna Group	227,493	78,812,675
Elevance Health, Inc.	111,935	58,206,200
Encompass Health Corp.	35,755	3,455,363
HCA Healthcare, Inc.	100,154	40,705,590
Humana, Inc.	34,166	10,821,739
Labcorp Holdings, Inc.	38,156	8,527,103
McKesson Corp.	27,758	13,724,110
UnitedHealth Group, Inc.	501,428	293,174,923
Universal Health Services, Inc., Class B	14,080	3,224,461
Total Health Care Providers & Services		512,483,320
Hotels, Restaurants & Leisure – 3.3%
Aramark	108,811	4,214,250
Boyd Gaming Corp.(a)	54,869	3,547,281
Churchill Downs, Inc.	16,353	2,211,089
Darden Restaurants, Inc.	147,961	24,284,839
Domino’s Pizza, Inc.	15,972	6,870,196
Hilton Worldwide Holdings, Inc.	51,900	11,962,950
Hyatt Hotels Corp., Class A	10,707	1,629,605
Las Vegas Sands Corp.	600,566	30,232,493
Marriott International, Inc., Class A	117,923	29,315,658
McDonald’s Corp.	678,784	206,696,516
Starbucks Corp.	1,128,613	110,028,481
Texas Roadhouse, Inc.	49,670	8,771,722
Wendy’s Co.(a)	367,098	6,431,557
Wyndham Hotels & Resorts, Inc.	62,308	4,868,747
Yum! Brands, Inc.	213,177	29,782,959
Total Hotels, Restaurants & Leisure		480,848,343
Household Durables – 0.4%
DR Horton, Inc.	118,000	22,510,860
Installed Building Products, Inc.(a)	7,218	1,777,577
Lennar Corp., Class A	112,048	21,006,759
Lennar Corp., Class B	9,758	1,687,549
PulteGroup, Inc.	71,070	10,200,677
Total Household Durables		57,183,422
Household Products – 3.9%
Colgate-Palmolive Co.	801,606	83,214,719
Kimberly-Clark Corp.	482,128	68,597,172
Procter & Gamble Co.	2,362,322	409,154,170
Reynolds Consumer Products, Inc.	265,918	8,270,050
Total Household Products		569,236,111
Independent Power & Renewable Electricity Producers – 0.0%
Ormat Technologies, Inc.	26,413	2,032,216
Investments	Shares	Value
Industrial Conglomerates – 0.8%
Honeywell International, Inc.	556,361	$115,005,382
Insurance – 2.4%
American International Group, Inc.	609,257	44,615,890
Arthur J Gallagher & Co.	76,285	21,464,310
Erie Indemnity Co., Class A	27,206	14,686,343
Fidelity National Financial, Inc.	425,087	26,380,899
First American Financial Corp.	142,904	9,433,093
Hartford Financial Services Group, Inc.	277,834	32,676,057
Kinsale Capital Group, Inc.	3,455	1,608,544
Marsh & McLennan Cos., Inc.	283,885	63,331,905
Primerica, Inc.	16,548	4,387,702
Principal Financial Group, Inc.	353,502	30,365,822
Progressive Corp.	107,720	27,335,027
RLI Corp.	33,506	5,192,760
Selective Insurance Group, Inc.	36,100	3,368,130
Travelers Cos., Inc.	199,714	46,757,042
WR Berkley Corp.	264,163	14,985,967
Total Insurance		346,589,491
Interactive Media & Services – 4.0%
Alphabet, Inc., Class A	1,154,656	191,499,697
Alphabet, Inc., Class C	1,097,577	183,503,899
Meta Platforms, Inc., Class A	357,009	204,366,232
Total Interactive Media & Services		579,369,828
Life Sciences Tools & Services – 0.1%
Agilent Technologies, Inc.	72,290	10,733,619
Bio-Techne Corp.	30,095	2,405,493
Bruker Corp.(a)	28,240	1,950,255
West Pharmaceutical Services, Inc.	14,402	4,322,904
Total Life Sciences Tools & Services		19,412,271
Machinery – 1.4%
Allison Transmission Holdings, Inc.	47,556	4,568,705
Donaldson Co., Inc.	66,711	4,916,601
Dover Corp.	78,486	15,048,906
Federal Signal Corp.	8,005	748,147
Flowserve Corp.	102,862	5,316,937
Graco, Inc.	65,128	5,699,351
Illinois Tool Works, Inc.	274,450	71,925,112
ITT, Inc.	30,787	4,602,964
Lincoln Electric Holdings, Inc.	29,163	5,599,879
Nordson Corp.	27,103	7,118,061
Otis Worldwide Corp.	252,911	26,287,569
Parker-Hannifin Corp.	67,223	42,472,836
Toro Co.	74,983	6,503,276
Total Machinery		200,808,344
Media – 0.1%
Nexstar Media Group, Inc.	55,460	9,170,311
Metals & Mining – 0.0%
Royal Gold, Inc.	24,983	3,505,115

See Notes to Financial Statements.

46    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Quality Dividend Growth Fund (DGRW) September 30, 2024
Investments	Shares	Value
Oil, Gas & Consumable Fuels – 2.8%
Civitas Resources, Inc.	177,768	$9,007,505
ConocoPhillips	1,007,474	106,066,863
Diamondback Energy, Inc.	158,950	27,402,980
EOG Resources, Inc.	1,002,836	123,278,629
EQT Corp.	440,157	16,127,352
Hess Corp.	152,679	20,733,808
Magnolia Oil & Gas Corp., Class A(a)	159,442	3,893,574
Marathon Oil Corp.	431,930	11,502,296
Matador Resources Co.	63,967	3,161,249
Murphy Oil Corp.	180,692	6,096,548
New Fortress Energy, Inc.(a)	86,894	789,866
Occidental Petroleum Corp.	485,340	25,014,424
Ovintiv, Inc.	292,333	11,199,277
Permian Resources Corp.	261,925	3,564,799
Range Resources Corp.	83,247	2,560,678
SM Energy Co.(a)	70,575	2,820,883
Targa Resources Corp.	187,680	27,778,517
Texas Pacific Land Corp.(a)	6,757	5,978,188
Total Oil, Gas & Consumable Fuels		406,977,436
Paper & Forest Products – 0.0%
Louisiana-Pacific Corp.	30,125	3,237,233
Personal Care Products – 0.0%
Inter Parfums, Inc.(a)	13,079	1,693,469
Pharmaceuticals – 5.2%
Eli Lilly & Co.	281,794	249,652,576
Johnson & Johnson	2,940,165	476,483,140
Zoetis, Inc.	154,446	30,175,660
Total Pharmaceuticals		756,311,376
Professional Services – 1.7%
Automatic Data Processing, Inc.	405,054	112,090,593
Booz Allen Hamilton Holding Corp.	74,521	12,129,038
Broadridge Financial Solutions, Inc.	71,248	15,320,457
Concentrix Corp.(a)	21,813	1,117,916
Equifax, Inc.	30,641	9,004,164
Exponent, Inc.	17,970	2,071,582
Insperity, Inc.	24,951	2,195,688
ManpowerGroup, Inc.	80,282	5,902,333
Maximus, Inc.	28,440	2,649,470
Paychex, Inc.	406,773	54,584,869
Paycom Software, Inc.	18,549	3,089,707
Robert Half, Inc.	111,314	7,503,677
SS&C Technologies Holdings, Inc.	160,131	11,883,322
Verisk Analytics, Inc.	32,556	8,723,706
Total Professional Services		248,266,522
Semiconductors & Semiconductor Equipment – 11.6%
Amkor Technology, Inc.	88,111	2,696,197
Analog Devices, Inc.	372,326	85,698,275
Applied Materials, Inc.	272,397	55,037,814
Investments	Shares	Value
Broadcom, Inc.	3,363,097	$580,134,232
KLA Corp.	55,048	42,629,722
Lam Research Corp.	56,268	45,919,189
Monolithic Power Systems, Inc.	12,159	11,240,996
NVIDIA Corp.	3,658,848	444,330,501
Power Integrations, Inc.	311	19,941
QUALCOMM, Inc.	948,267	161,252,803
Skyworks Solutions, Inc.	155,445	15,353,303
Teradyne, Inc.	24,926	3,338,339
Texas Instruments, Inc.	1,158,894	239,392,734
Universal Display Corp.	14,231	2,987,087
Total Semiconductors & Semiconductor Equipment		1,690,031,133
Software – 9.1%
Bentley Systems, Inc., Class B	45,077	2,290,362
Dolby Laboratories, Inc., Class A	24,590	1,881,873
Gen Digital, Inc.	512,751	14,064,760
Intuit, Inc.	70,998	44,089,758
Microsoft Corp.	2,395,438	1,030,756,971
Oracle Corp.	1,431,169	243,871,198
Total Software		1,336,954,922
Specialized REITs – 0.2%
SBA Communications Corp.	51,213	12,326,969
Weyerhaeuser Co.	733,922	24,850,599
Total Specialized REITs		37,177,568
Specialty Retail – 4.3%
Academy Sports & Outdoors, Inc.	15,235	889,115
American Eagle Outfitters, Inc.	72,915	1,632,567
Best Buy Co., Inc.	345,334	35,673,002
Dick’s Sporting Goods, Inc.	68,151	14,223,114
Home Depot, Inc.	1,065,344	431,677,389
Ross Stores, Inc.	134,205	20,199,194
TJX Cos., Inc.	700,178	82,298,922
Tractor Supply Co.	86,089	25,045,873
Williams-Sonoma, Inc.	90,544	14,027,076
Total Specialty Retail		625,666,252
Technology Hardware, Storage & Peripherals – 5.7%
Apple, Inc.	3,280,292	764,308,036
HP, Inc.	1,380,943	49,534,425
NetApp, Inc.	156,211	19,293,621
Total Technology Hardware, Storage & Peripherals		833,136,082
Textiles, Apparel & Luxury Goods – 0.6%
Columbia Sportswear Co.	27,225	2,264,848
NIKE, Inc., Class B	661,385	58,466,434
PVH Corp.	12,450	1,255,333
Ralph Lauren Corp.	38,090	7,384,508
Tapestry, Inc.	383,212	18,003,300
Total Textiles, Apparel & Luxury Goods		87,374,423

See Notes to Financial Statements.

WisdomTree Trust    47

Schedule of Investments (unaudited) (concluded) WisdomTree U.S. Quality Dividend Growth Fund (DGRW) September 30, 2024
Investments	Shares	Value
Trading Companies & Distributors – 0.7%
Applied Industrial Technologies, Inc.	10,730	$2,394,185
Boise Cascade Co.	8,320	1,172,954
Fastenal Co.	491,419	35,097,145
MSC Industrial Direct Co., Inc., Class A	62,602	5,387,528
United Rentals, Inc.	33,861	27,418,268
Watsco, Inc.(a)	29,971	14,742,135
WESCO International, Inc.	10,782	1,811,160
WW Grainger, Inc.	17,569	18,250,853
Total Trading Companies & Distributors		106,274,228
Wireless Telecommunication Services – 1.1%
T-Mobile U.S., Inc.	772,797	159,474,389
TOTAL COMMON STOCKS (Cost: $11,091,488,050)		14,604,330,440
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
United States – 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(b)
(Cost: $23,185,627)	23,185,627	$23,185,627
TOTAL INVESTMENTS IN SECURITIES – 100.1% (Cost: $11,114,673,677)		14,627,516,067
Other Assets less Liabilities – (0.1)%		(7,855,137)
NET ASSETS – 100.0%		$14,619,660,930

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2024 (See Note 2). At September 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $55,876,175 and the total market value of the collateral held by the Fund was $57,125,036. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $33,939,409.

(b)  Rate shown represents annualized 7-day yield as of September 30, 2024.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$14,604,330,440	$—	$—	$14,604,330,440
Investment of Cash Collateral for Securities Loaned	—	23,185,627	—	23,185,627
Total Investments in Securities	$14,604,330,440	$23,185,627	$—	$14,627,516,067

See Notes to Financial Statements.

48    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree U.S. Quality Growth Fund (QGRW) September 30, 2024
Investments	Shares	Value
COMMON STOCKS – 100.0%
United States – 99.5%
Aerospace & Defense – 0.1%
Axon Enterprise, Inc.*	1,650	$659,340
Air Freight & Logistics – 0.7%
United Parcel Service, Inc., Class B	26,365	3,594,604
Automobiles – 3.6%
Tesla, Inc.*	68,440	17,905,957
Beverages – 0.5%
Celsius Holdings, Inc.*	4,645	145,667
Monster Beverage Corp.*	46,532	2,427,575
Total Beverages		2,573,242
Biotechnology – 1.0%
Incyte Corp.*	4,302	284,362
Moderna, Inc.*	15,852	1,059,389
Neurocrine Biosciences, Inc.*	2,081	239,773
Vertex Pharmaceuticals, Inc.*	7,564	3,517,865
Total Biotechnology		5,101,389
Broadline Retail – 5.2%
Amazon.com, Inc.*	140,142	26,112,659
Building Products – 0.2%
Advanced Drainage Systems, Inc.	1,477	232,125
Builders FirstSource, Inc.*	2,367	458,867
Lennox International, Inc.	805	486,453
Total Building Products		1,177,445
Capital Markets – 2.7%
Ares Management Corp., Class A	13,421	2,091,529
Blackstone, Inc.	33,625	5,148,996
FactSet Research Systems, Inc.	794	365,121
LPL Financial Holdings, Inc.	1,492	347,084
Moody’s Corp.	6,702	3,180,702
MSCI, Inc.	4,254	2,479,784
Total Capital Markets		13,613,216
Chemicals – 0.1%
Albemarle Corp.	2,534	239,995
Celanese Corp.	2,086	283,613
Total Chemicals		523,608
Commercial Services & Supplies – 0.6%
Copart, Inc.*	43,021	2,254,301
Rollins, Inc.	10,259	518,900
Total Commercial Services & Supplies		2,773,201
Communications Equipment – 0.8%
Arista Networks, Inc.*	10,498	4,029,342
Consumer Finance – 0.5%
Discover Financial Services	15,903	2,231,032
Distributors – 0.1%
Pool Corp.	752	283,354
Investments	Shares	Value
Electrical Equipment – 0.4%
Vertiv Holdings Co., Class A	21,012	$2,090,484
Electronic Equipment, Instruments & Components – 0.6%
Amphenol Corp., Class A	42,861	2,792,823
Entertainment – 1.4%
Netflix, Inc.*	10,048	7,126,745
Financial Services – 4.8%
Block, Inc.*	32,655	2,192,130
Mastercard, Inc., Class A	20,494	10,119,937
Visa, Inc., Class A	42,175	11,596,017
Total Financial Services		23,908,084
Ground Transportation – 0.5%
JB Hunt Transport Services, Inc.	2,099	361,721
Old Dominion Freight Line, Inc.	11,718	2,327,663
Total Ground Transportation		2,689,384
Health Care Equipment & Supplies – 1.6%
Dexcom, Inc.*	18,851	1,263,771
IDEXX Laboratories, Inc.*	4,316	2,180,529
Intuitive Surgical, Inc.*	9,739	4,784,479
Total Health Care Equipment & Supplies		8,228,779
Health Care Providers & Services – 0.1%
Molina Healthcare, Inc.*	1,237	426,221
Health Care Technology – 0.4%
Veeva Systems, Inc., Class A*	10,465	2,196,289
Hotels, Restaurants & Leisure – 3.2%
Airbnb, Inc., Class A*	21,368	2,709,676
Booking Holdings, Inc.	985	4,148,938
Chipotle Mexican Grill, Inc.*	47,192	2,719,203
Domino’s Pizza, Inc.	805	346,263
Starbucks Corp.	38,257	3,729,675
Yum! Brands, Inc.	14,922	2,084,753
Total Hotels, Restaurants & Leisure		15,738,508
Household Durables – 0.6%
DR Horton, Inc.	15,585	2,973,151
TopBuild Corp.*	578	235,136
Total Household Durables		3,208,287
Insurance – 0.1%
Erie Indemnity Co., Class A	941	507,971
Interactive Media & Services – 10.2%
Alphabet, Inc., Class A	175,781	29,153,279
Meta Platforms, Inc., Class A	35,586	20,370,850
Pinterest, Inc., Class A*	45,930	1,486,754
Total Interactive Media & Services		51,010,883
IT Services – 0.6%
Gartner, Inc.*	4,555	2,308,292
GoDaddy, Inc., Class A*	3,025	474,259
Total IT Services		2,782,551
See Notes to Financial Statements.

WisdomTree Trust    49

Schedule of Investments (unaudited) (concluded) WisdomTree U.S. Quality Growth Fund (QGRW) September 30, 2024
Investments	Shares	Value
Life Sciences Tools & Services – 0.7%
Mettler-Toledo International, Inc.*	1,328	$1,991,602
West Pharmaceutical Services, Inc.	5,745	1,724,419
Total Life Sciences Tools & Services		3,716,021
Media – 0.5%
Trade Desk, Inc., Class A*	22,930	2,514,274
Oil, Gas & Consumable Fuels – 1.4%
Coterra Energy, Inc.	16,110	385,835
Devon Energy Corp.	41,252	1,613,778
Occidental Petroleum Corp.	39,567	2,039,283
Targa Resources Corp.	15,661	2,317,985
Texas Pacific Land Corp.	453	400,787
Total Oil, Gas & Consumable Fuels		6,757,668
Pharmaceuticals – 3.5%
Eli Lilly & Co.	19,594	17,359,108
Semiconductors & Semiconductor Equipment – 20.7%
Advanced Micro Devices, Inc.*	38,224	6,271,794
Applied Materials, Inc.	21,157	4,274,772
Broadcom, Inc.	91,753	15,827,392
Enphase Energy, Inc.*	2,631	297,356
Entegris, Inc.	2,901	326,449
KLA Corp.	4,221	3,268,785
Lam Research Corp.	3,804	3,104,368
Microchip Technology, Inc.	24,618	1,976,579
Monolithic Power Systems, Inc.	2,694	2,490,603
NVIDIA Corp.	444,632	53,996,110
ON Semiconductor Corp.*	26,288	1,908,772
QUALCOMM, Inc.	27,038	4,597,812
Texas Instruments, Inc.	23,980	4,953,549
Total Semiconductors & Semiconductor Equipment		103,294,341
Software – 18.7%
Adobe, Inc.*	11,127	5,761,338
AppLovin Corp., Class A*	22,475	2,934,111
Atlassian Corp., Class A*	13,674	2,171,568
Bentley Systems, Inc., Class B	6,571	333,873
Investments	Shares	Value
Cadence Design Systems, Inc.*	9,531	$2,583,187
Crowdstrike Holdings, Inc., Class A*	8,184	2,295,366
Datadog, Inc., Class A*	18,570	2,136,664
Dynatrace, Inc.*	5,770	308,522
Fair Isaac Corp.*	1,445	2,808,386
Fortinet, Inc.*	37,093	2,876,562
HubSpot, Inc.*	3,203	1,702,715
Intuit, Inc.	7,577	4,705,317
Manhattan Associates, Inc.*	1,194	335,968
Microsoft Corp.	118,714	51,082,634
Palo Alto Networks, Inc.*	10,673	3,648,031
ServiceNow, Inc.*	5,576	4,987,119
Synopsys, Inc.*	5,138	2,601,832
Total Software		93,273,193
Specialty Retail – 1.6%
AutoZone, Inc.*	825	2,598,783
O’Reilly Automotive, Inc.*	2,502	2,881,303
Tractor Supply Co.	7,075	2,058,330
Ulta Beauty, Inc.*	955	371,609
Total Specialty Retail		7,910,025
Technology Hardware, Storage & Peripherals – 11.5%
Apple, Inc.	242,768	56,564,944
Super Micro Computer, Inc.*	2,746	1,143,434
Total Technology Hardware, Storage & Peripherals		57,708,378
Textiles, Apparel & Luxury Goods – 0.3%
Deckers Outdoor Corp.*	10,416	1,660,831
Total United States		497,479,237
South Korea – 0.5%
Broadline Retail – 0.5%
Coupang, Inc.*	97,862	2,402,512
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $427,543,753)		499,881,749
Other Assets less Liabilities – 0.0%		112,873
NET ASSETS – 100.0%		$499,994,622

*     Non-income producing security.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$499,881,749	$—	$—	$499,881,749
Total Investments in Securities	$499,881,749	$—	$—	$499,881,749

See Notes to Financial Statements.

50    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree U.S. SmallCap Dividend Fund (DES) September 30, 2024
Investments	Shares	Value
COMMON STOCKS – 99.8%
United States – 98.8%
Aerospace & Defense – 0.3%
Cadre Holdings, Inc.(a)	65,466	$2,484,435
National Presto Industries, Inc.	34,466	2,589,775
Park Aerospace Corp.	104,834	1,365,987
Total Aerospace & Defense		6,440,197
Automobile Components – 1.4%
Dana, Inc.	318,613	3,364,553
LCI Industries(a)	66,189	7,978,422
Patrick Industries, Inc.(a)	62,423	8,887,163
Phinia, Inc.(a)	144,164	6,635,869
Standard Motor Products, Inc.(a)	68,049	2,259,227
Total Automobile Components		29,125,234
Automobiles – 0.1%
Winnebago Industries, Inc.(a)	50,557	2,937,867
Banks – 18.8%
1st Source Corp.	47,790	2,861,665
Amalgamated Financial Corp.(a)	34,381	1,078,532
Amerant Bancorp, Inc.	34,157	729,935
Ameris Bancorp	58,755	3,665,724
Arrow Financial Corp.	16,812	481,832
Associated Banc-Corp.	395,134	8,511,186
Atlantic Union Bankshares Corp.(a)	168,377	6,342,762
Banc of California, Inc.	213,213	3,140,627
BancFirst Corp.	47,535	5,003,059
Bank First Corp.	9,207	835,075
Bank of Hawaii Corp.(a)	94,189	5,912,244
Bank of Marin Bancorp	28,407	570,697
Bank7 Corp.	19,238	720,848
BankUnited, Inc.	147,190	5,363,604
Banner Corp.	65,704	3,913,330
Bar Harbor Bankshares	18,100	558,204
Berkshire Hills Bancorp, Inc.	74,258	1,999,768
Brookline Bancorp, Inc.	230,515	2,325,896
Burke & Herbert Financial Services Corp.(a)	29,150	1,777,859
Byline Bancorp, Inc.	49,899	1,335,796
Camden National Corp.	23,671	978,086
Capital Bancorp, Inc.	15,041	386,704
Capitol Federal Financial, Inc.	373,546	2,181,509
Cathay General Bancorp	211,793	9,096,509
Central Pacific Financial Corp.	56,557	1,668,997
Citizens & Northern Corp.	28,718	565,457
City Holding Co.(a)	32,923	3,864,831
Civista Bancshares, Inc.	33,505	597,059
CNB Financial Corp.	43,107	1,037,154
Community Financial System, Inc.	109,522	6,359,943
Community Trust Bancorp, Inc.	57,876	2,874,122
ConnectOne Bancorp, Inc.(a)	53,594	1,342,530
CVB Financial Corp.	320,013	5,702,632
Investments	Shares	Value
Dime Community Bancshares, Inc.(a)	72,552	$2,089,498
Eagle Bancorp, Inc.	106,578	2,406,531
Eastern Bankshares, Inc.(a)	371,720	6,092,491
Enterprise Financial Services Corp.	42,916	2,199,874
Equity Bancshares, Inc., Class A	20,067	820,339
Farmers National Banc Corp.	47,463	717,641
FB Financial Corp.	43,649	2,048,448
Fidelity D&D Bancorp, Inc.	4,480	221,043
Financial Institutions, Inc.(a)	69,633	1,773,553
First Bancorp/Southern Pines NC	53,887	2,241,160
First Bancshares, Inc.	52,310	1,680,720
First Bank	33,049	502,345
First Busey Corp.(a)	116,977	3,043,742
First Business Financial Services, Inc.	9,149	417,103
First Commonwealth Financial Corp.	189,632	3,252,189
First Community Bankshares, Inc.	40,194	1,734,371
First Financial Bancorp	341,458	8,614,985
First Financial Corp.	37,592	1,648,409
First Hawaiian, Inc.	362,028	8,380,948
First Internet Bancorp	7,085	242,732
First Interstate BancSystem, Inc., Class A	416,538	12,779,386
First Merchants Corp.	137,662	5,121,026
First Mid Bancshares, Inc.	26,692	1,038,586
First Northwest Bancorp	8,269	88,478
First of Long Island Corp.	70,228	903,834
Five Star Bancorp	27,641	821,767
Flushing Financial Corp.	68,318	996,076
FS Bancorp, Inc.	12,163	541,132
Fulton Financial Corp.	381,488	6,916,377
German American Bancorp, Inc.(a)	73,828	2,860,835
Great Southern Bancorp, Inc.	12,702	727,952
Guaranty Bancshares, Inc.	18,126	623,172
Hancock Whitney Corp.	125,857	6,440,103
Hanmi Financial Corp.	66,376	1,234,594
HarborOne Bancorp, Inc.	51,765	671,910
HBT Financial, Inc.	74,673	1,633,845
Heartland Financial USA, Inc.	73,902	4,190,243
Heritage Commerce Corp.	192,170	1,898,640
Heritage Financial Corp.	72,632	1,581,199
Hilltop Holdings, Inc.	63,900	2,055,024
Hope Bancorp, Inc.	353,949	4,445,599
Horizon Bancorp, Inc.	108,295	1,683,987
Independent Bank Corp.	125,206	6,408,865
Independent Bank Group, Inc.	77,438	4,465,075
International Bancshares Corp.	128,799	7,700,892
Investar Holding Corp.	21,330	413,802
Kearny Financial Corp.	155,605	1,069,006
Lakeland Financial Corp.(a)	36,315	2,364,833
Live Oak Bancshares, Inc.	36,978	1,751,648
Mercantile Bank Corp.	38,206	1,670,366
Metrocity Bankshares, Inc.	51,501	1,576,961
Middlefield Banc Corp.	10,025	288,720

See Notes to Financial Statements.

WisdomTree Trust    51

Schedule of Investments (unaudited) (continued) WisdomTree U.S. SmallCap Dividend Fund (DES) September 30, 2024
Investments	Shares	Value
Midland States Bancorp, Inc.	44,768	$1,001,908
National Bank Holdings Corp., Class A	59,232	2,493,667
NBT Bancorp, Inc.	82,569	3,652,027
Nicolet Bankshares, Inc.(a)	13,377	1,279,243
Northeast Bank	4,743	365,828
Northeast Community Bancorp, Inc.	18,487	488,981
Northfield Bancorp, Inc.	91,843	1,065,379
Northrim BanCorp, Inc.(a)	14,733	1,049,284
Northwest Bancshares, Inc.	486,935	6,515,190
OceanFirst Financial Corp.	165,621	3,078,894
Old Second Bancorp, Inc.	47,644	742,770
Orange County Bancorp, Inc.	3,927	236,877
Origin Bancorp, Inc.	27,845	895,495
Orrstown Financial Services, Inc.(a)	21,393	769,292
Pacific Premier Bancorp, Inc.	276,710	6,962,024
Park National Corp.(a)	29,874	5,018,235
Pathward Financial, Inc.	23,168	1,529,320
Peapack-Gladstone Financial Corp.(a)	28,286	775,319
Peoples Bancorp, Inc.(a)	137,703	4,143,483
Plumas Bancorp	6,920	282,198
Preferred Bank	34,962	2,805,700
Premier Financial Corp.	100,431	2,358,120
Primis Financial Corp.	61,567	749,886
Princeton Bancorp, Inc.	7,906	292,364
Provident Financial Services, Inc.	341,875	6,345,200
QCR Holdings, Inc.	13,244	980,453
Red River Bancshares, Inc.	6,319	328,588
Renasant Corp.(a)	86,611	2,814,857
Republic Bancorp, Inc., Class A	35,016	2,286,545
S&T Bancorp, Inc.	79,147	3,321,800
Sandy Spring Bancorp, Inc.	137,224	4,304,717
Seacoast Banking Corp. of Florida	126,593	3,373,703
ServisFirst Bancshares, Inc.	54,810	4,409,464
Shore Bancshares, Inc.	51,024	713,826
Sierra Bancorp	32,807	947,466
Simmons First National Corp., Class A	324,223	6,983,763
SmartFinancial, Inc.	27,257	794,269
South Plains Financial, Inc.	13,829	469,080
Southern Missouri Bancorp, Inc.	12,425	701,888
Southern States Bancshares, Inc.	10,333	317,533
Southside Bancshares, Inc.	71,831	2,401,310
Stellar Bancorp, Inc.	46,955	1,215,665
Stock Yards Bancorp, Inc.(a)	35,455	2,197,855
TFS Financial Corp.	1,299,093	16,706,336
Towne Bank	141,941	4,692,569
TriCo Bancshares	47,863	2,041,357
TrustCo Bank Corp.	47,536	1,572,016
Trustmark Corp.	117,348	3,734,013
UMB Financial Corp.(a)	50,570	5,315,413
United Community Banks, Inc.	229,581	6,676,215
Investments	Shares	Value
Unity Bancorp, Inc.	5,887	$200,511
Veritex Holdings, Inc.	111,573	2,936,601
WaFd, Inc.	111,554	3,887,657
Washington Trust Bancorp, Inc.	59,871	1,928,445
WesBanco, Inc.	166,940	4,971,473
West BanCorp, Inc.(a)	31,077	590,774
Westamerica BanCorp	66,418	3,282,378
WSFS Financial Corp.(a)	51,837	2,643,169
Total Banks		385,514,624
Beverages – 0.1%
MGP Ingredients, Inc.(a)	20,418	1,699,798
Broadline Retail – 1.2%
Kohl’s Corp.(a)	597,864	12,614,931
Nordstrom, Inc.	529,133	11,900,201
Total Broadline Retail		24,515,132
Building Products – 1.0%
Apogee Enterprises, Inc.	63,311	4,432,720
AZZ, Inc.	39,350	3,250,703
CSW Industrials, Inc.(a)	13,018	4,769,665
Griffon Corp.	79,631	5,574,170
Insteel Industries, Inc.	33,721	1,048,386
Quanex Building Products Corp.	53,481	1,484,098
Total Building Products		20,559,742
Capital Markets – 4.1%
BGC Group, Inc., Class A	340,156	3,122,632
Brightsphere Investment Group, Inc.	34,163	867,740
Cohen & Steers, Inc.(a)	152,225	14,605,989
Diamond Hill Investment Group, Inc.	7,000	1,131,270
DigitalBridge Group, Inc.	148,509	2,098,432
GCM Grosvenor, Inc., Class A(a)	137,043	1,551,327
Moelis & Co., Class A(a)	169,600	11,619,296
Oppenheimer Holdings, Inc., Class A	13,207	675,670
Piper Sandler Cos.	15,361	4,359,605
PJT Partners, Inc., Class A(a)	18,057	2,407,720
StepStone Group, Inc., Class A(a)	98,572	5,601,847
TPG, Inc.	210,118	12,094,392
Victory Capital Holdings, Inc., Class A(a)	201,844	11,182,158
Virtu Financial, Inc., Class A	258,835	7,884,114
Virtus Investment Partners, Inc.	20,995	4,397,403
Total Capital Markets		83,599,595
Chemicals – 3.1%
AdvanSix, Inc.	80,614	2,449,053
Avient Corp.	192,549	9,689,066
Hawkins, Inc.	34,721	4,425,886
Innospec, Inc.	37,645	4,257,273
Koppers Holdings, Inc.	34,350	1,254,806
Kronos Worldwide, Inc.(a)	639,612	7,963,169
Minerals Technologies, Inc.	29,795	2,301,068
Quaker Chemical Corp.	17,099	2,881,011

See Notes to Financial Statements.

52    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. SmallCap Dividend Fund (DES) September 30, 2024
Investments	Shares	Value
Scotts Miracle-Gro Co.(a)	162,457	$14,085,022
Sensient Technologies Corp.	85,002	6,818,860
Stepan Co.	34,624	2,674,704
Valhi, Inc.(a)	109,590	3,657,018
Total Chemicals		62,456,936
Commercial Services & Supplies – 3.1%
ABM Industries, Inc.	103,930	5,483,347
ACCO Brands Corp.	523,047	2,861,067
Acme United Corp.	14,949	622,476
ARC Document Solutions, Inc.	239,754	810,369
Aris Water Solutions, Inc., Class A(a)	166,651	2,811,402
Brady Corp., Class A	82,223	6,300,749
Brink’s Co.	56,931	6,583,501
Deluxe Corp.	216,744	4,224,341
Ennis, Inc.	147,154	3,578,785
HNI Corp.	112,172	6,039,340
Interface, Inc.	119,822	2,273,023
Matthews International Corp., Class A	81,877	1,899,546
MillerKnoll, Inc.(a)	161,326	3,994,432
Pitney Bowes, Inc.	771,062	5,497,672
Steelcase, Inc., Class A	344,722	4,650,300
UniFirst Corp.	12,959	2,574,305
Vestis Corp.	122,059	1,818,679
VSE Corp.(a)	24,516	2,028,209
Total Commercial Services & Supplies		64,051,543
Construction & Engineering – 0.8%
Arcosa, Inc.	41,380	3,921,169
Argan, Inc.	42,861	4,347,391
Granite Construction, Inc.	50,940	4,038,523
Primoris Services Corp.	59,351	3,447,106
Total Construction & Engineering		15,754,189
Construction Materials – 0.2%
U.S. Lime & Minerals, Inc.	32,699	3,193,384
Consumer Finance – 0.8%
Bread Financial Holdings, Inc.(a)	64,147	3,052,114
Navient Corp.(a)	225,110	3,509,465
Nelnet, Inc., Class A	23,452	2,656,642
Regional Management Corp.	27,442	897,628
SLM Corp.	310,239	7,095,166
Total Consumer Finance		17,211,015
Consumer Staples Distribution & Retail – 0.9%
Andersons, Inc.	46,970	2,355,076
Ingles Markets, Inc., Class A	19,032	1,419,787
Natural Grocers by Vitamin Cottage, Inc.	117,609	3,491,811
PriceSmart, Inc.	38,697	3,551,611
SpartanNash Co.(a)	125,467	2,811,715
Village Super Market, Inc., Class A	51,731	1,644,529
Weis Markets, Inc.(a)	52,559	3,622,892
Total Consumer Staples Distribution & Retail		18,897,421
Investments	Shares	Value
Containers & Packaging – 0.7%
Greif, Inc., Class A	79,538	$4,983,851
Myers Industries, Inc.	150,086	2,074,188
Pactiv Evergreen, Inc.	438,553	5,047,745
TriMas Corp.(a)	58,054	1,482,119
Total Containers & Packaging		13,587,903
Distributors – 0.1%
A-Mark Precious Metals, Inc.	22,590	997,574
Weyco Group, Inc.	49,499	1,684,946
Total Distributors		2,682,520
Diversified Consumer Services – 0.7%
Carriage Services, Inc.	65,816	2,160,739
Graham Holdings Co., Class B	3,957	3,251,546
Perdoceo Education Corp.(a)	200,001	4,448,022
Strategic Education, Inc.	49,777	4,606,862
Total Diversified Consumer Services		14,467,169
Diversified REITs – 1.7%
Alexander & Baldwin, Inc.	80,596	1,547,443
Alpine Income Property Trust, Inc.	17,934	326,399
American Assets Trust, Inc.	56,518	1,510,161
Armada Hoffler Properties, Inc.	60,050	650,341
Broadstone Net Lease, Inc.	770,169	14,594,703
CTO Realty Growth, Inc.(a)	49,501	941,509
Empire State Realty Trust, Inc., Class A	137,094	1,519,001
Essential Properties Realty Trust, Inc.	379,455	12,958,388
One Liberty Properties, Inc.	23,605	650,082
Total Diversified REITs		34,698,027
Diversified Telecommunication Services – 0.8%
ATN International, Inc.	61,026	1,973,581
Cogent Communications Holdings, Inc.(a)	180,924	13,735,750
Shenandoah Telecommunications Co.(a)	68,882	971,925
Total Diversified Telecommunication Services		16,681,256
Electric Utilities – 2.0%
ALLETE, Inc.	239,557	15,377,164
Genie Energy Ltd., Class B	75,483	1,226,599
MGE Energy, Inc.(a)	86,418	7,902,926
Otter Tail Corp.(a)	92,922	7,262,784
TXNM Energy, Inc.	207,929	9,101,052
Total Electric Utilities		40,870,525
Electrical Equipment – 0.7%
Allient, Inc.	42,016	797,884
EnerSys	47,562	4,853,702
LSI Industries, Inc.	119,018	1,922,141
Powell Industries, Inc.(a)	24,059	5,340,857
Preformed Line Products Co.	10,296	1,318,712
Total Electrical Equipment		14,233,296

See Notes to Financial Statements.

WisdomTree Trust    53

Schedule of Investments (unaudited) (continued) WisdomTree U.S. SmallCap Dividend Fund (DES) September 30, 2024
Investments	Shares	Value
Electronic Equipment, Instruments & Components – 1.5%
Advanced Energy Industries, Inc.(a)	32,701	$3,441,453
Bel Fuse, Inc., Class B	22,618	1,775,739
Belden, Inc.	35,612	4,171,234
Benchmark Electronics, Inc.	97,554	4,323,593
Climb Global Solutions, Inc.(a)	21,807	2,170,669
Crane NXT Co.	72,332	4,057,825
CTS Corp.	35,412	1,713,233
Methode Electronics, Inc.	80,738	965,626
Napco Security Technologies, Inc.(a)	54,883	2,220,566
PC Connection, Inc.	28,820	2,173,893
Richardson Electronics Ltd.(a)	61,560	759,650
Vishay Intertechnology, Inc.(a)	179,039	3,385,628
Total Electronic Equipment, Instruments & Components		31,159,109
Energy Equipment & Services – 2.8%
Archrock, Inc.	644,542	13,045,530
Atlas Energy Solutions, Inc.(a)	227,467	4,958,781
Cactus, Inc., Class A	90,596	5,405,863
Core Laboratories, Inc.(a)	70,545	1,307,199
Helmerich & Payne, Inc.(a)	194,400	5,913,648
Kodiak Gas Services, Inc.(a)	394,081	11,428,349
Liberty Energy, Inc.(a)	275,414	5,257,653
Ranger Energy Services, Inc.	121,052	1,441,729
RPC, Inc.(a)	446,718	2,841,126
Select Water Solutions, Inc.(a)	346,173	3,852,906
Solaris Energy Infrastructure, Inc.	179,254	2,287,281
Total Energy Equipment & Services		57,740,065
Entertainment – 0.1%
Marcus Corp.	126,539	1,906,943
Financial Services – 0.8%
Alerus Financial Corp.	45,257	1,035,480
Cass Information Systems, Inc.(a)	17,136	710,801
Federal Agricultural Mortgage Corp., Class C	18,025	3,378,065
Merchants Bancorp	38,134	1,714,505
NewtekOne, Inc.	87,023	1,084,307
UWM Holdings Corp.(a)	298,950	2,547,054
Walker & Dunlop, Inc.	47,724	5,420,969
Total Financial Services		15,891,181
Food Products – 1.6%
Alico, Inc.	37,606	1,051,840
B&G Foods, Inc.	399,069	3,543,733
Cal-Maine Foods, Inc.	35,629	2,666,474
Calavo Growers, Inc.	57,271	1,633,942
J & J Snack Foods Corp.	34,777	5,985,817
John B Sanfilippo & Son, Inc.	39,700	3,744,107
Limoneira Co.	73,481	1,947,246
Tootsie Roll Industries, Inc.	75,472	2,337,368
Utz Brands, Inc.	160,941	2,848,656
WK Kellogg Co.(a)	375,871	6,431,153
Total Food Products		32,190,336
Investments	Shares	Value
Gas Utilities – 1.7%
Chesapeake Utilities Corp.(a)	39,303	$4,880,253
Northwest Natural Holding Co.(a)	132,812	5,421,386
ONE Gas, Inc.(a)	159,198	11,847,515
RGC Resources, Inc.(a)	52,056	1,174,904
Spire, Inc.(a)	166,875	11,229,019
Total Gas Utilities		34,553,077
Ground Transportation – 0.9%
ArcBest Corp.(a)	20,925	2,269,316
Covenant Logistics Group, Inc.	32,000	1,690,880
FTAI Infrastructure, Inc.(a)	460,741	4,312,536
Heartland Express, Inc.	113,742	1,396,752
Marten Transport Ltd.	116,292	2,058,368
Universal Logistics Holdings, Inc.(a)	72,271	3,115,603
Werner Enterprises, Inc.	77,074	2,974,286
Total Ground Transportation		17,817,741
Health Care Equipment & Supplies – 0.4%
CONMED Corp.(a)	26,251	1,887,972
Embecta Corp.(a)	160,686	2,265,673
LeMaitre Vascular, Inc.	33,514	3,113,115
Utah Medical Products, Inc.	16,648	1,113,918
Total Health Care Equipment & Supplies		8,380,678
Health Care Providers & Services – 1.4%
National HealthCare Corp.	47,816	6,013,818
National Research Corp.	50,557	1,155,733
Patterson Cos., Inc.	260,945	5,699,039
Premier, Inc., Class A(a)	333,296	6,665,920
Select Medical Holdings Corp.	205,889	7,179,349
U.S. Physical Therapy, Inc.	29,925	2,532,553
Total Health Care Providers & Services		29,246,412
Health Care REITs – 1.7%
CareTrust REIT, Inc.	161,099	4,971,515
Community Healthcare Trust, Inc.	29,009	526,513
Diversified Healthcare Trust	196,677	824,077
Global Medical REIT, Inc.	76,617	759,275
LTC Properties, Inc.	66,631	2,444,691
National Health Investors, Inc.	140,652	11,823,207
Sabra Health Care REIT, Inc.	696,168	12,955,687
Total Health Care REITs		34,304,965
Health Care Technology – 0.1%
HealthStream, Inc.	50,753	1,463,716
Simulations Plus, Inc.(a)	33,993	1,088,456
Total Health Care Technology		2,552,172
Hotel & Resort REITs – 0.6%
Chatham Lodging Trust	60,774	517,794
DiamondRock Hospitality Co.	170,442	1,487,959
Park Hotels & Resorts, Inc.	181,717	2,562,210
Pebblebrook Hotel Trust	99,704	1,319,084
RLJ Lodging Trust	132,943	1,220,417
See Notes to Financial Statements.

54    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. SmallCap Dividend Fund (DES) September 30, 2024
Investments	Shares	Value
Service Properties Trust(a)	283,554	$1,293,006
Sunstone Hotel Investors, Inc.	174,401	1,799,818
Xenia Hotels & Resorts, Inc.	90,020	1,329,595
Total Hotel & Resort REITs		11,529,883
Hotels, Restaurants & Leisure – 2.7%
Bloomin’ Brands, Inc.(a)	251,344	4,154,716
Cheesecake Factory, Inc.	133,215	5,401,868
Cracker Barrel Old Country Store, Inc.	101,440	4,600,304
Dine Brands Global, Inc.(a)	60,458	1,888,103
Jack in the Box, Inc.	42,440	1,975,158
Krispy Kreme, Inc.	195,853	2,103,461
Marriott Vacations Worldwide Corp.	98,730	7,254,680
Monarch Casino & Resort, Inc.(a)	50,109	3,972,141
Nathan’s Famous, Inc.	20,782	1,681,264
Papa John’s International, Inc.(a)	68,640	3,697,637
RCI Hospitality Holdings, Inc.(a)	19,048	848,588
Red Rock Resorts, Inc., Class A(a)	102,872	5,600,352
Travel & Leisure Co.	241,131	11,111,317
Total Hotels, Restaurants & Leisure		54,289,589
Household Durables – 1.4%
Bassett Furniture Industries, Inc.	40,442	584,387
Century Communities, Inc.	39,349	4,052,160
Ethan Allen Interiors, Inc.(a)	120,513	3,843,160
Hamilton Beach Brands Holding Co., Class A(a)	54,717	1,665,038
Hooker Furnishings Corp.	44,483	804,253
La-Z-Boy, Inc.(a)	82,178	3,527,901
Leggett & Platt, Inc.(a)	635,921	8,661,244
Lifetime Brands, Inc.	118,575	775,480
Worthington Enterprises, Inc.	128,860	5,341,247
Total Household Durables		29,254,870
Household Products – 1.0%
Energizer Holdings, Inc.	196,896	6,253,417
Oil-Dri Corp. of America	26,314	1,815,403
Spectrum Brands Holdings, Inc.	63,772	6,067,268
WD-40 Co.(a)	20,468	5,278,288
Total Household Products		19,414,376
Industrial REITs – 0.7%
Innovative Industrial Properties, Inc.	67,687	9,110,670
LXP Industrial Trust	344,474	3,461,964
Plymouth Industrial REIT, Inc.	33,235	751,111
Total Industrial REITs		13,323,745
Insurance – 1.8%
AMERISAFE, Inc.	110,729	5,351,532
CNO Financial Group, Inc.	126,688	4,446,749
Donegal Group, Inc., Class A	51,517	759,360
Employers Holdings, Inc.	50,432	2,419,223
HCI Group, Inc.(a)	8,254	883,673
Horace Mann Educators Corp.	76,062	2,658,367
Investors Title Co.(a)	5,727	1,316,065
Kemper Corp.	85,658	5,246,552
Mercury General Corp.	86,788	5,465,908
Investments	Shares	Value
Safety Insurance Group, Inc.	31,499	$2,575,988
Stewart Information Services Corp.	46,990	3,512,033
Tiptree, Inc.	35,252	689,882
United Fire Group, Inc.	29,277	612,768
Universal Insurance Holdings, Inc.	66,687	1,477,784
Total Insurance		37,415,884
Interactive Media & Services – 0.1%
Shutterstock, Inc.(a)	74,221	2,625,197
IT Services – 0.2%
CSP, Inc.	45,744	594,215
Hackett Group, Inc.	97,549	2,562,612
Information Services Group, Inc.	127,183	419,704
Total IT Services		3,576,531
Leisure Products – 0.4%
Clarus Corp.(a)	180,184	810,828
Escalade, Inc.	68,802	968,044
Johnson Outdoors, Inc., Class A	33,008	1,194,890
Marine Products Corp.(a)	173,656	1,682,727
Smith & Wesson Brands, Inc.	162,542	2,109,795
Sturm Ruger & Co., Inc.(a)	41,153	1,715,257
Total Leisure Products		8,481,541
Life Sciences Tools & Services – 0.1%
Mesa Laboratories, Inc.(a)	13,384	1,738,046
Machinery – 4.3%
Alamo Group, Inc.(a)	10,878	1,959,454
Albany International Corp., Class A	33,310	2,959,593
Astec Industries, Inc.(a)	55,067	1,758,840
Columbus McKinnon Corp.	48,976	1,763,136
Douglas Dynamics, Inc.	95,141	2,623,989
Eastern Co.(a)	36,301	1,177,967
Enerpac Tool Group Corp.	49,258	2,063,418
Enpro, Inc.	24,354	3,949,732
ESCO Technologies, Inc.	21,710	2,800,156
Gorman-Rupp Co.	68,988	2,687,083
Greenbrier Cos., Inc.(a)	82,334	4,189,977
Helios Technologies, Inc.	44,958	2,144,497
Hillenbrand, Inc.	115,643	3,214,875
Hurco Cos., Inc.	39,858	839,808
Hyster-Yale, Inc.	51,507	3,284,601
John Bean Technologies Corp.	28,793	2,836,398
Kadant, Inc.	9,770	3,302,260
Kennametal, Inc.(a)	196,847	5,104,243
Lindsay Corp.(a)	16,380	2,041,603
Miller Industries, Inc.	45,658	2,785,138
Mueller Water Products, Inc., Class A	251,988	5,468,140
Omega Flex, Inc.	22,349	1,115,662
Park-Ohio Holdings Corp.	55,197	1,694,548
REV Group, Inc.(a)	107,340	3,011,960
Shyft Group, Inc.	129,156	1,620,908
Standex International Corp.	16,923	3,093,186
Tennant Co.	32,787	3,148,863

See Notes to Financial Statements.

WisdomTree Trust    55

Schedule of Investments (unaudited) (continued) WisdomTree U.S. SmallCap Dividend Fund (DES) September 30, 2024
Investments	Shares	Value
Terex Corp.	71,813	$3,799,626
Trinity Industries, Inc.	234,364	8,165,242
Twin Disc, Inc.	67,949	848,683
Wabash National Corp.	84,388	1,619,406
Total Machinery		87,072,992
Marine Transportation – 0.3%
Matson, Inc.	37,643	5,368,645
Media – 1.3%
Cable One, Inc.	9,725	3,401,708
Entravision Communications Corp., Class A(a)	429,378	888,812
Gray Television, Inc.(a)	286,694	1,536,680
John Wiley & Sons, Inc., Class A	158,602	7,652,546
Saga Communications, Inc., Class A	33,256	477,556
Scholastic Corp.	66,374	2,124,632
Sinclair, Inc.	213,578	3,267,743
TEGNA, Inc.(a)	422,234	6,662,853
Townsquare Media, Inc., Class A	68,798	698,988
Total Media		26,711,518
Metals & Mining – 1.9%
Arch Resources, Inc.	15,528	2,145,349
Carpenter Technology Corp.	60,837	9,708,368
Compass Minerals International, Inc.(a)	106,344	1,278,255
Haynes International, Inc.(a)	37,332	2,222,747
Hecla Mining Co.	542,683	3,619,696
Kaiser Aluminum Corp.	66,352	4,811,847
Materion Corp.	18,640	2,085,070
Mesabi Trust(a)	68,323	1,547,516
Olympic Steel, Inc.	29,218	1,139,502
Radius Recycling, Inc.(a)	86,381	1,601,504
Ramaco Resources, Inc., Class A	131,260	1,535,742
Ryerson Holding Corp.	83,666	1,665,790
SunCoke Energy, Inc.	311,827	2,706,658
Warrior Met Coal, Inc.(a)	41,795	2,670,701
Total Metals & Mining		38,738,745
Multi-Utilities – 1.8%
Avista Corp.	261,916	10,149,245
Black Hills Corp.	198,766	12,148,578
Northwestern Energy Group, Inc.	189,943	10,868,538
Unitil Corp.	69,210	4,192,742
Total Multi-Utilities		37,359,103
Office REITs – 1.6%
COPT Defense Properties	213,201	6,466,386
Cousins Properties, Inc.	250,895	7,396,385
Douglas Emmett, Inc.	133,557	2,346,596
Easterly Government Properties, Inc.(a)	100,134	1,359,820
JBG SMITH Properties(a)	91,937	1,607,059
Paramount Group, Inc.	210,031	1,033,353
Peakstone Realty Trust	37,229	507,431
Postal Realty Trust, Inc., Class A(a)	39,982	585,336
SL Green Realty Corp.	164,449	11,447,295
Total Office REITs		32,749,661
Investments	Shares	Value
Oil, Gas & Consumable Fuels – 5.3%
Berry Corp.(a)	422,831	$2,173,351
California Resources Corp.(a)	168,865	8,860,347
Crescent Energy Co., Class A	310,503	3,400,008
CVR Energy, Inc.(a)	549,622	12,657,795
Delek U.S. Holdings, Inc.(a)	177,284	3,324,075
Evolution Petroleum Corp.(a)	185,951	987,400
Excelerate Energy, Inc., Class A	75,466	1,661,007
FutureFuel Corp.	219,423	1,261,682
Granite Ridge Resources, Inc.(a)	776,731	4,613,782
HighPeak Energy, Inc.(a)	118,505	1,644,849
Kinetik Holdings, Inc.	275,117	12,451,796
NACCO Industries, Inc., Class A	31,707	898,894
Northern Oil & Gas, Inc.	278,818	9,872,945
Peabody Energy Corp.(a)	140,541	3,729,958
PHX Minerals, Inc.	201,551	681,242
Riley Exploration Permian, Inc.(a)	106,014	2,808,311
SandRidge Energy, Inc.	144,883	1,771,919
Sitio Royalties Corp., Class A	469,286	9,779,920
VAALCO Energy, Inc.	541,083	3,105,816
Viper Energy, Inc.(a)	301,539	13,602,424
Vitesse Energy, Inc.	163,420	3,925,348
Voc Energy Trust	88,703	437,306
W&T Offshore, Inc.	492,864	1,059,658
World Kinect Corp.	144,358	4,462,106
Total Oil, Gas & Consumable Fuels		109,171,939
Paper & Forest Products – 0.4%
Sylvamo Corp.	104,814	8,998,282
Passenger Airlines – 0.1%
Spirit Airlines, Inc.(a)	530,261	1,272,626
Personal Care Products – 0.2%
Edgewell Personal Care Co.(a)	81,540	2,963,164
Nu Skin Enterprises, Inc., Class A	188,789	1,391,375
Total Personal Care Products		4,354,539
Pharmaceuticals – 1.4%
Organon & Co.	1,424,820	27,256,806
Phibro Animal Health Corp., Class A	88,521	1,993,493
Total Pharmaceuticals		29,250,299
Professional Services – 1.3%
Barrett Business Services, Inc.	65,917	2,472,547
CRA International, Inc.	18,704	3,279,185
CSG Systems International, Inc.(a)	80,167	3,900,124
Heidrick & Struggles International, Inc.	66,756	2,594,138
HireQuest, Inc.	63,942	905,419
ICF International, Inc.	16,144	2,692,658
Kelly Services, Inc., Class A	80,505	1,723,612
Kforce, Inc.	51,095	3,139,788
Korn Ferry	60,915	4,583,245
Resources Connection, Inc.	146,935	1,425,269
Total Professional Services		26,715,985

See Notes to Financial Statements.

56    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. SmallCap Dividend Fund (DES) September 30, 2024
Investments	Shares	Value
Real Estate Management & Development – 0.5%
eXp World Holdings, Inc.(a)	126,647	$1,784,456
Kennedy-Wilson Holdings, Inc.	183,978	2,032,957
Marcus & Millichap, Inc.(a)	32,669	1,294,672
Newmark Group, Inc., Class A	129,626	2,013,092
RMR Group, Inc., Class A	18,845	478,286
St. Joe Co.	51,948	3,029,088
Total Real Estate Management & Development		10,632,551
Residential REITs – 0.4%
BRT Apartments Corp.	36,141	635,359
Centerspace	14,716	1,037,037
Independence Realty Trust, Inc.	195,457	4,006,868
UMH Properties, Inc.	73,412	1,444,014
Veris Residential, Inc.	76,480	1,365,933
Total Residential REITs		8,489,211
Retail REITs – 1.4%
Acadia Realty Trust	88,997	2,089,650
Alexander’s, Inc.	12,069	2,925,043
CBL & Associates Properties, Inc.(a)	33,148	835,330
Getty Realty Corp.	70,731	2,249,953
InvenTrust Properties Corp.	51,429	1,459,041
Macerich Co.	222,598	4,060,187
NETSTREIT Corp.	59,763	987,882
Retail Opportunity Investments Corp.	103,888	1,634,158
Saul Centers, Inc.	25,773	1,081,435
SITE Centers Corp.	64,313	3,890,936
Tanger, Inc.	137,101	4,549,011
Urban Edge Properties	96,433	2,062,702
Whitestone REIT	60,945	824,586
Total Retail REITs		28,649,914
Semiconductors & Semiconductor Equipment – 0.1%
NVE Corp.	24,771	1,978,460
Software – 1.1%
A10 Networks, Inc.	169,457	2,446,959
Adeia, Inc.	249,347	2,969,723
American Software, Inc., Class A	165,905	1,856,477
Clear Secure, Inc., Class A(a)	139,275	4,615,573
InterDigital, Inc.	46,303	6,557,894
Progress Software Corp.(a)	52,706	3,550,803
ReposiTrak, Inc.	79,210	1,463,009
Total Software		23,460,438
Specialized REITs – 2.0%
EPR Properties	348,837	17,106,966
Farmland Partners, Inc.	43,799	457,700
Four Corners Property Trust, Inc.	79,121	2,319,037
Gladstone Land Corp.	36,650	509,435
National Storage Affiliates Trust	320,655	15,455,571
PotlatchDeltic Corp.	70,257	3,165,078
Safehold, Inc.	66,192	1,736,216
Total Specialized REITs		40,750,003
Investments	Shares	Value
Specialty Retail – 2.2%
Aaron’s Co., Inc.(a)	150,484	$1,497,316
Arko Corp.	237,713	1,668,745
Buckle, Inc.	179,383	7,887,471
Caleres, Inc.	66,965	2,213,193
Camping World Holdings, Inc., Class A	110,123	2,667,179
Cato Corp., Class A	91,376	455,966
Designer Brands, Inc., Class A	199,077	1,469,188
Guess?, Inc.(a)	220,037	4,429,345
Haverty Furniture Cos., Inc.(a)	81,302	2,233,366
Monro, Inc.(a)	108,883	3,142,363
Shoe Carnival, Inc.	77,228	3,386,448
Sonic Automotive, Inc., Class A(a)	54,104	3,164,002
Upbound Group, Inc.	180,823	5,784,528
Winmark Corp.	11,188	4,284,221
Total Specialty Retail		44,283,331
Technology Hardware, Storage & Peripherals – 0.4%
Immersion Corp.	176,950	1,578,394
Xerox Holdings Corp.	729,961	7,576,995
Total Technology Hardware, Storage & Peripherals		9,155,389
Textiles, Apparel & Luxury Goods – 2.1%
Carter’s, Inc.	152,035	9,879,234
Kontoor Brands, Inc.	139,699	11,424,584
Lakeland Industries, Inc.	38,529	774,433
Movado Group, Inc.	65,220	1,213,092
Oxford Industries, Inc.	39,012	3,384,681
Rocky Brands, Inc.(a)	36,121	1,150,815
Steven Madden Ltd.(a)	166,886	8,175,745
Superior Group of Cos., Inc.	88,166	1,365,692
Wolverine World Wide, Inc.	333,243	5,805,093
Total Textiles, Apparel & Luxury Goods		43,173,369
Tobacco – 1.1%
Turning Point Brands, Inc.(a)	62,505	2,697,091
Universal Corp.	121,094	6,431,302
Vector Group Ltd.	826,099	12,325,397
Total Tobacco		21,453,790
Trading Companies & Distributors – 1.5%
Alta Equipment Group, Inc.(a)	138,838	935,768
Global Industrial Co.	102,182	3,471,123
H&E Equipment Services, Inc.	74,245	3,614,247
Herc Holdings, Inc.	43,068	6,866,331
Karat Packaging, Inc.	96,133	2,488,883
McGrath RentCorp	37,055	3,901,151
Rush Enterprises, Inc., Class A	132,435	6,996,541
Rush Enterprises, Inc., Class B	29,195	1,399,900
Total Trading Companies & Distributors		29,673,944

See Notes to Financial Statements.

WisdomTree Trust    57

Schedule of Investments (unaudited) (concluded) WisdomTree U.S. SmallCap Dividend Fund (DES) September 30, 2024
Investments	Shares	Value
Water Utilities – 1.1%
American States Water Co.	79,473	$6,619,306
Artesian Resources Corp., Class A	37,228	1,384,137
California Water Service Group	86,350	4,681,897
Global Water Resources, Inc.	119,543	1,505,046
Middlesex Water Co.(a)	37,817	2,467,181
SJW Group	76,314	4,434,607
York Water Co.	50,721	1,900,009
Total Water Utilities		22,992,183
Wireless Telecommunication Services – 0.4%
Spok Holdings, Inc.	128,661	1,937,635
Telephone & Data Systems, Inc.	291,088	6,767,796
Total Wireless Telecommunication Services		8,705,431
Total United States		2,021,732,062
Puerto Rico – 0.8%
Banks – 0.7%
First BanCorp	511,805	10,834,912
OFG Bancorp	90,009	4,043,204
Total Banks		14,878,116
Financial Services – 0.1%
EVERTEC, Inc.(a)	51,163	1,733,914
Total Puerto Rico		16,612,030
Singapore – 0.2%
Semiconductors & Semiconductor Equipment – 0.2%
Kulicke & Soffa Industries, Inc.(a)	73,963	3,337,950
TOTAL COMMON STOCKS (Cost: $1,755,425,806)		2,041,682,042
Investments	Shares	Value
EXCHANGE-TRADED FUND – 0.0%
United States – 0.0%
WisdomTree U.S. MidCap Dividend Fund(b) (Cost: $312,068)	6,594	$337,151
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.4%
United States – 4.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(c) (Cost: $90,534,627)	90,534,627	90,534,627
TOTAL INVESTMENTS IN SECURITIES – 104.2% (Cost: $1,846,272,501)		2,132,553,820
Other Assets less Liabilities – (4.2)%		(86,238,595)
NET ASSETS – 100.0%		$2,046,315,225

(a)   Security, or portion thereof, was on loan at September 30, 2024 (See Note 2). At September 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $270,562,508 and the total market value of the collateral held by the Fund was $276,141,624. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $185,606,997.

(b)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)   Rate shown represents annualized 7-day yield as of September 30, 2024.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2024 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2024	Dividend Income
WisdomTree U.S. MidCap Dividend Fund	$2,004,154	$—	$1,607,929	$(24,818)	$(34,256)	$337,151	$5,722

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,041,682,042	$—	$—	$2,041,682,042
Exchange-Traded Fund	337,151	—	—	337,151
Investment of Cash Collateral for Securities Loaned	—	90,534,627	—	90,534,627
Total Investments in Securities	$2,042,019,193	$90,534,627	$—	$2,132,553,820

See Notes to Financial Statements.

58    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree U.S. SmallCap Fund (EES) September 30, 2024
Investments	Shares	Value
COMMON STOCKS – 99.9%
United States – 99.1%
Aerospace & Defense – 0.7%
AAR Corp.*(a)	11,906	$778,176
AerSale Corp.*(a)	5,527	27,911
Cadre Holdings, Inc.(a)	9,461	359,045
Ducommun, Inc.*	3,768	248,048
Kratos Defense & Security Solutions, Inc.*	24,684	575,137
Mercury Systems, Inc.*(a)	11,931	441,447
National Presto Industries, Inc.	3,198	240,298
Park Aerospace Corp.	8,234	107,289
Triumph Group, Inc.*(a)	22,539	290,528
V2X, Inc.*	18,933	1,057,597
Total Aerospace & Defense		4,125,476
Air Freight & Logistics – 0.6%
Air Transport Services Group, Inc.*(a)	70,602	1,143,046
Forward Air Corp.	15,772	558,329
Hub Group, Inc., Class A	41,349	1,879,312
Radiant Logistics, Inc.*	27,211	174,967
Total Air Freight & Logistics		3,755,654
Automobile Components – 0.9%
Dana, Inc.	67,440	712,166
Dorman Products, Inc.*	12,693	1,435,832
Gentherm, Inc.*	12,689	590,673
Holley, Inc.*	27,263	80,426
Motorcar Parts of America, Inc.*	16,208	119,777
Patrick Industries, Inc.(a)	13,799	1,964,564
Standard Motor Products, Inc.	15,667	520,144
XPEL, Inc.*(a)	9,096	394,494
Total Automobile Components		5,818,076
Automobiles – 0.3%
Winnebago Industries, Inc.(a)	30,319	1,761,837
Banks – 18.0%
1st Source Corp.	15,813	946,882
ACNB Corp.	4,326	188,916
Amalgamated Financial Corp.	24,694	774,651
Amerant Bancorp, Inc.	17,634	376,839
Ames National Corp.(a)	1,696	30,918
Arrow Financial Corp.	4,675	133,986
Atlantic Union Bankshares Corp.(a)	52,475	1,976,733
Axos Financial, Inc.*	53,046	3,335,532
Banc of California, Inc.	49,492	729,017
Bancorp, Inc.*	31,905	1,706,917
Bank First Corp.	3,507	318,085
Bank of Hawaii Corp.	20,984	1,317,166
Bank of Marin Bancorp	5,619	112,886
BankUnited, Inc.	54,079	1,970,639
Banner Corp.	27,019	1,609,252
Bar Harbor Bankshares	8,354	257,637
Investments	Shares	Value
BayCom Corp.	4,923	$116,774
BCB Bancorp, Inc.	11,899	146,834
Berkshire Hills Bancorp, Inc.	27,969	753,205
Bridgewater Bancshares, Inc.*	15,731	222,908
Brookline Bancorp, Inc.	48,915	493,552
Burke & Herbert Financial Services Corp.	7,428	453,034
Business First Bancshares, Inc.	16,007	410,900
Byline Bancorp, Inc.	32,075	858,648
C&F Financial Corp.	1,541	89,917
Camden National Corp.	7,765	320,850
Capital Bancorp, Inc.	5,819	149,606
Capital City Bank Group, Inc.	9,770	344,783
Capitol Federal Financial, Inc.	35,171	205,399
Carter Bankshares, Inc.*	13,335	231,896
Central Pacific Financial Corp.	19,086	563,228
Citizens & Northern Corp.	4,168	82,068
Citizens Financial Services, Inc.	1,577	92,649
City Holding Co.	7,291	855,890
Civista Bancshares, Inc.	13,203	235,277
CNB Financial Corp.	13,636	328,082
Coastal Financial Corp.*	5,867	316,759
Colony Bankcorp, Inc.	5,774	89,612
Columbia Financial, Inc.*(a)	21,350	364,445
Community Financial System, Inc.	27,870	1,618,411
Community Trust Bancorp, Inc.	11,254	558,874
Community West Bancshares	4,464	85,977
ConnectOne Bancorp, Inc.(a)	26,906	673,995
CrossFirst Bankshares, Inc.*	33,152	553,307
Customers Bancorp, Inc.*	28,161	1,308,078
CVB Financial Corp.	85,743	1,527,940
Dime Community Bancshares, Inc.	34,664	998,323
Eagle Bancorp, Inc.	30,601	690,971
Eastern Bankshares, Inc.	132,595	2,173,232
Enterprise Bancorp, Inc.	6,657	212,758
Enterprise Financial Services Corp.	33,861	1,735,715
Equity Bancshares, Inc., Class A	8,406	343,637
Esquire Financial Holdings, Inc.	2,980	194,326
Farmers & Merchants Bancorp, Inc.	3,950	109,218
Farmers National Banc Corp.	19,054	288,096
FB Financial Corp.	26,626	1,249,558
Fidelity D&D Bancorp, Inc.	1,359	67,053
Financial Institutions, Inc.	13,701	348,964
First Bancorp, Inc.	4,806	126,494
First Bancorp/Southern Pines NC	21,701	902,545
First Bancshares, Inc.	21,419	688,192
First Bank	4,652	70,710
First Busey Corp.	35,601	926,338
First Business Financial Services, Inc.	4,169	190,065
First Commonwealth Financial Corp.	68,085	1,167,658
First Community Bankshares, Inc.	7,522	324,574
First Financial Bancorp	84,559	2,133,424
See Notes to Financial Statements.

WisdomTree Trust    59

Schedule of Investments (unaudited) (continued) WisdomTree U.S. SmallCap Fund (EES) September 30, 2024
Investments	Shares	Value
First Financial Corp.	8,332	$365,358
First Hawaiian, Inc.	90,706	2,099,844
First Internet Bancorp	2,090	71,603
First Merchants Corp.	52,480	1,952,256
First Mid Bancshares, Inc.	12,587	489,760
First of Long Island Corp.	10,431	134,247
Five Star Bancorp	10,834	322,095
Flushing Financial Corp.	9,394	136,965
FS Bancorp, Inc.	4,202	186,947
Fulton Financial Corp.	135,202	2,451,212
German American Bancorp, Inc.	17,851	691,726
Great Southern Bancorp, Inc.	9,027	517,337
Guaranty Bancshares, Inc.	3,849	132,329
Hanmi Financial Corp.	31,120	578,832
HarborOne Bancorp, Inc.	12,041	156,292
HBT Financial, Inc.	22,075	483,001
Heartland Financial USA, Inc.	40,758	2,310,979
Heritage Commerce Corp.	47,095	465,299
Heritage Financial Corp.	24,106	524,788
Hilltop Holdings, Inc.	21,142	679,927
Home Bancorp, Inc.(a)	4,837	215,633
HomeTrust Bancshares, Inc.	11,007	375,119
Hope Bancorp, Inc.	99,613	1,251,139
Horizon Bancorp, Inc.	35,423	550,828
Independent Bank Corp.	43,513	2,223,966
Independent Bank Group, Inc.	25,683	1,480,882
Kearny Financial Corp.	17,581	120,781
Lakeland Financial Corp.	9,017	587,187
LCNB Corp.	4,154	62,601
Live Oak Bancshares, Inc.	9,957	471,663
Mercantile Bank Corp.	13,456	588,296
Metrocity Bankshares, Inc.	12,941	396,253
Metropolitan Bank Holding Corp.*	11,826	621,811
Mid Penn Bancorp, Inc.	10,845	323,506
Middlefield Banc Corp.	1,748	50,342
Midland States Bancorp, Inc.	19,690	440,662
MidWestOne Financial Group, Inc.	5,497	156,829
MVB Financial Corp.	2,702	52,311
National Bank Holdings Corp., Class A	27,032	1,138,047
National Bankshares, Inc.	1,799	53,790
NBT Bancorp, Inc.	24,234	1,071,870
Nicolet Bankshares, Inc.	7,469	714,260
Northeast Bank	5,115	394,520
Northeast Community Bancorp, Inc.	11,766	311,211
Northfield Bancorp, Inc.	18,215	211,294
Northrim BanCorp, Inc.	1,814	129,193
Northwest Bancshares, Inc.	81,434	1,089,587
Norwood Financial Corp.	2,281	62,910
Oak Valley Bancorp	5,165	137,234
OceanFirst Financial Corp.	50,093	931,229
Old Second Bancorp, Inc.	38,616	602,023
Orange County Bancorp, Inc.	2,525	152,308
Investments	Shares	Value
Origin Bancorp, Inc.	19,054	$612,777
Orrstown Financial Services, Inc.(a)	5,965	214,501
Pacific Premier Bancorp, Inc.	64,436	1,621,210
Park National Corp.	7,196	1,208,784
Parke Bancorp, Inc.	5,252	109,767
Pathward Financial, Inc.	20,476	1,351,621
PCB Bancorp	8,266	155,318
Peapack-Gladstone Financial Corp.	12,771	350,053
Peoples Bancorp, Inc.	27,787	836,111
Peoples Financial Services Corp.	3,227	151,282
Preferred Bank	16,096	1,291,704
Premier Financial Corp.	34,465	809,238
Primis Financial Corp.	8,038	97,903
Princeton Bancorp, Inc.	2,461	91,008
Provident Bancorp, Inc.*	3,927	42,372
Provident Financial Services, Inc.	98,372	1,825,784
QCR Holdings, Inc.	13,269	982,304
RBB Bancorp	14,055	323,546
Red River Bancshares, Inc.	2,752	143,104
Renasant Corp.(a)	36,297	1,179,653
Republic Bancorp, Inc., Class A	11,101	724,895
S&T Bancorp, Inc.	32,399	1,359,786
Sandy Spring Bancorp, Inc.	35,599	1,116,741
Seacoast Banking Corp. of Florida	41,276	1,100,005
Shore Bancshares, Inc.	6,264	87,633
Sierra Bancorp	6,687	193,121
Simmons First National Corp., Class A	94,731	2,040,506
SmartFinancial, Inc.	7,664	223,329
South Plains Financial, Inc.	12,723	431,564
Southern First Bancshares, Inc.*	1,610	54,869
Southern Missouri Bancorp, Inc.	4,171	235,620
Southside Bancshares, Inc.	20,526	686,184
Stellar Bancorp, Inc.	36,128	935,354
Stock Yards Bancorp, Inc.(a)	14,923	925,077
Third Coast Bancshares, Inc.*	4,967	132,967
Timberland Bancorp, Inc.	2,901	87,784
Tompkins Financial Corp.	3,111	179,785
Towne Bank	41,876	1,384,421
TriCo Bancshares	21,968	936,935
Triumph Financial, Inc.*(a)	4,608	366,520
TrustCo Bank Corp.	14,025	463,807
Trustmark Corp.	45,287	1,441,032
Univest Financial Corp.	23,277	655,015
Veritex Holdings, Inc.	44,802	1,179,189
WaFd, Inc.	56,312	1,962,473
Washington Trust Bancorp, Inc.	7,782	250,658
WesBanco, Inc.	39,393	1,173,124
West BanCorp, Inc.	15,087	286,804
Westamerica BanCorp	19,660	971,597
WSFS Financial Corp.(a)	50,299	2,564,746
Total Banks		114,050,468

See Notes to Financial Statements.

60    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. SmallCap Fund (EES) September 30, 2024
Investments	Shares	Value
Beverages – 0.2%
Duckhorn Portfolio, Inc.*(a)	58,925	$342,354
MGP Ingredients, Inc.(a)	9,749	811,604
Vita Coco Co., Inc.*(a)	12,145	343,825
Total Beverages		1,497,783
Biotechnology – 0.9%
Arcturus Therapeutics Holdings, Inc.*(a)	33,355	774,170
Avid Bioservices, Inc.*(a)	16,842	191,662
Cartesian Therapeutics, Inc.*†(a)	242,132	43,584
Catalyst Pharmaceuticals, Inc.*	34,326	682,401
Dynavax Technologies Corp.*	36,659	408,381
Entrada Therapeutics, Inc.*(a)	33,764	539,549
iTeos Therapeutics, Inc.*	32,694	333,806
MacroGenics, Inc.*(a)	49,255	162,049
Organogenesis Holdings, Inc.*	75,527	216,007
Puma Biotechnology, Inc.*(a)	22,113	56,388
Vanda Pharmaceuticals, Inc.*	36,051	169,079
Voyager Therapeutics, Inc.*	57,480	336,258
Xencor, Inc.*	15,301	307,703
Zymeworks, Inc.*(a)	126,568	1,588,428
Total Biotechnology		5,809,465
Broadline Retail – 0.5%
Nordstrom, Inc.	149,322	3,358,252
Building Products – 2.2%
American Woodmark Corp.*	13,584	1,269,425
Apogee Enterprises, Inc.	15,598	1,092,094
AZZ, Inc.	15,245	1,259,389
Gibraltar Industries, Inc.*	13,440	939,859
Griffon Corp.	37,311	2,611,770
Hayward Holdings, Inc.*	63,444	973,231
Insteel Industries, Inc.	7,985	248,254
Janus International Group, Inc.*(a)	94,207	952,433
JELD-WEN Holding, Inc.*(a)	69,865	1,104,566
Masterbrand, Inc.*	89,168	1,653,175
Quanex Building Products Corp.	20,870	579,142
Resideo Technologies, Inc.*	75,120	1,512,917
Total Building Products		14,196,255
Capital Markets – 3.6%
BGC Group, Inc., Class A	393,912	3,616,112
Bridge Investment Group Holdings, Inc., Class A	18,687	184,441
Brightsphere Investment Group, Inc.	21,973	558,114
Diamond Hill Investment Group, Inc.	1,128	182,296
Donnelley Financial Solutions, Inc.*	8,464	557,185
GCM Grosvenor, Inc., Class A	64,222	726,993
Heritage Global, Inc.*	11,645	19,797
Open Lending Corp.*(a)	22,959	140,509
Oppenheimer Holdings, Inc., Class A	5,002	255,902
P10, Inc., Class A(a)	66,413	711,283
Perella Weinberg Partners	12,845	248,037
PJT Partners, Inc., Class A	5,510	734,703
Investments	Shares	Value
Silvercrest Asset Management Group, Inc., Class A	1,975	$34,049
StepStone Group, Inc., Class A	15,001	852,507
StoneX Group, Inc.*	22,927	1,877,263
TPG, Inc.	98,802	5,687,043
Victory Capital Holdings, Inc., Class A	63,684	3,528,094
Virtu Financial, Inc., Class A	68,173	2,076,550
Virtus Investment Partners, Inc.	5,043	1,056,256
Total Capital Markets		23,047,134
Chemicals – 1.5%
AdvanSix, Inc.	29,970	910,489
Core Molding Technologies, Inc.*	12,228	210,444
Ecovyst, Inc.*(a)	78,636	538,657
Hawkins, Inc.	8,605	1,096,879
Ingevity Corp.*	31,070	1,211,730
Intrepid Potash, Inc.*(a)	8,464	203,136
Koppers Holdings, Inc.	17,946	655,567
LSB Industries, Inc.*(a)	88,643	712,690
Mativ Holdings, Inc.	49,794	846,000
Minerals Technologies, Inc.	18,069	1,395,469
Sensient Technologies Corp.	16,125	1,293,547
Stepan Co.	5,298	409,270
Total Chemicals		9,483,878
Commercial Services & Supplies – 2.3%
ACCO Brands Corp.	140,908	770,767
ARC Document Solutions, Inc.	46,597	157,498
Aris Water Solutions, Inc., Class A(a)	28,159	475,042
Brady Corp., Class A	24,929	1,910,309
BrightView Holdings, Inc.*(a)	54,453	857,090
CECO Environmental Corp.*	11,712	330,278
CoreCivic, Inc.*	38,051	481,345
Deluxe Corp.	62,144	1,211,187
Ennis, Inc.	17,769	432,142
GEO Group, Inc.*	93,712	1,204,199
Healthcare Services Group, Inc.*	42,302	472,513
HNI Corp.	19,768	1,064,309
Interface, Inc.	40,644	771,017
Liquidity Services, Inc.*	13,070	297,996
Matthews International Corp., Class A	20,785	482,212
MillerKnoll, Inc.	38,684	957,816
OPENLANE, Inc.*	57,228	966,009
Pitney Bowes, Inc.	35,837	255,518
Quad/Graphics, Inc.	31,832	144,517
Steelcase, Inc., Class A	57,801	779,736
VSE Corp.(a)	6,091	503,909
Total Commercial Services & Supplies		14,525,409
Communications Equipment – 1.4%
Aviat Networks, Inc.*	10,943	236,697
Clearfield, Inc.*(a)	11,113	432,962
CommScope Holding Co., Inc.*	387,439	2,367,252
Digi International, Inc.*	25,937	714,046

See Notes to Financial Statements.

WisdomTree Trust    61

Schedule of Investments (unaudited) (continued) WisdomTree U.S. SmallCap Fund (EES) September 30, 2024
Investments	Shares	Value
Extreme Networks, Inc.*	78,285	$1,176,623
Harmonic, Inc.*	40,563	591,003
Infinera Corp.*	109,305	737,809
Lantronix, Inc.*(a)	19,522	80,431
NetScout Systems, Inc.*	61,941	1,347,217
Ribbon Communications, Inc.*(a)	117,375	381,469
Viavi Solutions, Inc.*	86,436	779,653
Total Communications Equipment		8,845,162
Construction & Engineering – 1.5%
Argan, Inc.	6,763	685,971
Bowman Consulting Group Ltd.*(a)	3,458	83,269
Concrete Pumping Holdings, Inc.*	32,515	188,262
Construction Partners, Inc., Class A*	9,821	685,506
Granite Construction, Inc.	8,970	711,141
IES Holdings, Inc.*(a)	8,248	1,646,466
Limbach Holdings, Inc.*(a)	4,408	333,950
MYR Group, Inc.*	5,525	564,821
Northwest Pipe Co.*	8,282	373,767
Primoris Services Corp.	38,908	2,259,776
Sterling Infrastructure, Inc.*	14,240	2,065,085
Total Construction & Engineering		9,598,014
Construction Materials – 0.2%
U.S. Lime & Minerals, Inc.	12,587	1,229,246
Consumer Finance – 2.4%
Atlanticus Holdings Corp.*	14,586	511,677
Bread Financial Holdings, Inc.	85,887	4,086,504
Enova International, Inc.*	34,298	2,873,829
EZCORP, Inc., Class A*	49,635	556,408
Green Dot Corp., Class A*	63,889	748,140
LendingClub Corp.*	38,562	440,764
Navient Corp.	154,841	2,413,971
Nelnet, Inc., Class A	12,420	1,406,938
PROG Holdings, Inc.	42,226	2,047,539
Regional Management Corp.	3,823	125,050
World Acceptance Corp.*	1,741	205,403
Total Consumer Finance		15,416,223
Consumer Staples Distribution & Retail – 1.0%
Andersons, Inc.	9,615	482,096
Chefs’ Warehouse, Inc.*	16,565	695,896
Ingles Markets, Inc., Class A	19,119	1,426,277
Natural Grocers by Vitamin Cottage, Inc.	14,037	416,759
PriceSmart, Inc.	12,062	1,107,050
SpartanNash Co.	24,764	554,961
Village Super Market, Inc., Class A	14,840	471,764
Weis Markets, Inc.(a)	14,183	977,634
Total Consumer Staples Distribution & Retail		6,132,437
Containers & Packaging – 0.9%
Myers Industries, Inc.	23,682	327,285
O-I Glass, Inc.*	258,413	3,390,379
Investments	Shares	Value
Pactiv Evergreen, Inc.	90,613	$1,042,956
TriMas Corp.	25,923	661,814
Total Containers & Packaging		5,422,434
Distributors – 0.3%
A-Mark Precious Metals, Inc.	40,682	1,796,517
Weyco Group, Inc.	9,427	320,895
Total Distributors		2,117,412
Diversified Consumer Services – 1.3%
Adtalem Global Education, Inc.*	24,297	1,833,938
Carriage Services, Inc.	12,718	417,532
Chegg, Inc.*	86,653	153,376
European Wax Center, Inc., Class A*(a)	26,163	177,908
Graham Holdings Co., Class B	1,904	1,564,555
Laureate Education, Inc.	61,116	1,015,137
Lincoln Educational Services Corp.*(a)	15,976	190,753
Mister Car Wash, Inc.*(a)	110,592	719,954
Perdoceo Education Corp.	62,932	1,399,608
Strategic Education, Inc.	6,002	555,485
Universal Technical Institute, Inc.*(a)	7,921	128,795
Total Diversified Consumer Services		8,157,041
Diversified REITs – 0.4%
Alexander & Baldwin, Inc.	23,545	452,064
Alpine Income Property Trust, Inc.	6,604	120,193
American Assets Trust, Inc.	23,658	632,142
Armada Hoffler Properties, Inc.	23,723	256,920
Empire State Realty Trust, Inc., Class A	73,798	817,682
One Liberty Properties, Inc.	9,978	274,794
Total Diversified REITs		2,553,795
Diversified Telecommunication Services – 2.0%
Anterix, Inc.*	3,722	140,171
Bandwidth, Inc., Class A*	15,448	270,494
IDT Corp., Class B	13,293	507,394
Lumen Technologies, Inc.*	1,617,862	11,486,820
Shenandoah Telecommunications Co.(a)	10,355	146,109
Total Diversified Telecommunication Services		12,550,988
Electric Utilities – 0.3%
Genie Energy Ltd., Class B	21,212	344,695
Hawaiian Electric Industries, Inc.*	130,108	1,259,445
Total Electric Utilities		1,604,140
Electrical Equipment – 0.8%
Allient, Inc.	10,722	203,611
Array Technologies, Inc.*(a)	73,158	482,843
LSI Industries, Inc.	20,742	334,983
NEXTracker, Inc., Class A*	41,887	1,569,925
Powell Industries, Inc.(a)	3,640	808,044
Preformed Line Products Co.	4,667	597,749
Shoals Technologies Group, Inc., Class A*(a)	58,076	325,806
Thermon Group Holdings, Inc.*	16,379	488,749
Vicor Corp.*(a)	11,809	497,159
Total Electrical Equipment		5,308,869

See Notes to Financial Statements.

62    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. SmallCap Fund (EES) September 30, 2024
Investments	Shares	Value
Electronic Equipment, Instruments & Components – 2.0%
Arlo Technologies, Inc.*	20,051	$242,818
Bel Fuse, Inc., Class B	11,751	922,571
Benchmark Electronics, Inc.	23,124	1,024,856
Climb Global Solutions, Inc.	2,796	278,314
CTS Corp.	14,762	714,186
Daktronics, Inc.*	31,459	406,136
ePlus, Inc.*	16,881	1,660,077
Iteris, Inc.*	13,428	95,876
Kimball Electronics, Inc.*	18,932	350,431
Knowles Corp.*(a)	41,191	742,674
Luna Innovations, Inc.*	16,661	39,153
Methode Electronics, Inc.	15,701	187,784
Mirion Technologies, Inc.*(a)	53,406	591,204
Napco Security Technologies, Inc.	10,697	432,801
OSI Systems, Inc.*(a)	6,815	1,034,721
PC Connection, Inc.	10,242	772,554
Richardson Electronics Ltd.(a)	11,542	142,428
Rogers Corp.*	4,932	557,365
ScanSource, Inc.*	20,021	961,609
TTM Technologies, Inc.*	73,440	1,340,280
Vishay Precision Group, Inc.*	9,271	240,119
Total Electronic Equipment, Instruments & Components		12,737,957
Energy Equipment & Services – 1.4%
Archrock, Inc.	44,275	896,126
Atlas Energy Solutions, Inc.(a)	43,539	949,150
Core Laboratories, Inc.(a)	18,740	347,252
DMC Global, Inc.*(a)	18,245	236,820
Helix Energy Solutions Group, Inc.*	32,814	364,236
KLX Energy Services Holdings, Inc.*(a)	28,401	155,354
Kodiak Gas Services, Inc.	15,501	449,529
Mammoth Energy Services, Inc.*	26,937	110,172
Natural Gas Services Group, Inc.*	6,480	123,833
Newpark Resources, Inc.*	36,667	254,102
Oceaneering International, Inc.*(a)	26,985	671,117
Oil States International, Inc.*	19,331	88,923
ProFrac Holding Corp., Class A*(a)	32,630	221,558
ProPetro Holding Corp.*	102,152	782,484
Ranger Energy Services, Inc.	25,093	298,858
RPC, Inc.(a)	266,112	1,692,472
Select Water Solutions, Inc.	74,118	824,933
Solaris Energy Infrastructure, Inc.	28,466	363,226
TETRA Technologies, Inc.*	62,191	192,792
Total Energy Equipment & Services		9,022,937
Entertainment – 0.8%
Cinemark Holdings, Inc.*(a)	62,692	1,745,345
Marcus Corp.(a)	8,874	133,731
Playstudios, Inc.*	208,739	315,196
Sphere Entertainment Co.*(a)	61,385	2,711,989
Vivid Seats, Inc., Class A*(a)	99,605	368,539
Total Entertainment		5,274,800
Investments	Shares	Value
Financial Services – 1.4%
Alerus Financial Corp.	7,762	$177,595
Cantaloupe, Inc.*	15,778	116,757
Cass Information Systems, Inc.	3,000	124,440
Federal Agricultural Mortgage Corp., Class C	6,305	1,181,620
I3 Verticals, Inc., Class A*(a)	9,723	207,197
International Money Express, Inc.*	17,651	326,367
Merchants Bancorp	42,692	1,919,432
NewtekOne, Inc.	6,931	86,360
NMI Holdings, Inc.*	78,986	3,253,433
Paymentus Holdings, Inc., Class A*(a)	5,038	100,861
Payoneer Global, Inc.*(a)	76,994	579,765
Repay Holdings Corp.*(a)	56,333	459,677
UWM Holdings Corp.	53,243	453,631
Waterstone Financial, Inc.	4,194	61,652
Total Financial Services		9,048,787
Food Products – 1.7%
B&G Foods, Inc.	66,586	591,284
Cal-Maine Foods, Inc.	77,698	5,814,918
Calavo Growers, Inc.	3,298	94,092
Hain Celestial Group, Inc.*	25,273	218,106
John B Sanfilippo & Son, Inc.	5,438	512,858
Mama’s Creations, Inc.*(a)	26,136	190,793
Seneca Foods Corp., Class A*(a)	6,573	409,695
Tootsie Roll Industries, Inc.	19,413	601,220
TreeHouse Foods, Inc.*(a)	27,704	1,163,014
Utz Brands, Inc.	28,744	508,769
Vital Farms, Inc.*	13,578	476,180
Total Food Products		10,580,929
Gas Utilities – 0.3%
Chesapeake Utilities Corp.(a)	7,242	899,239
Northwest Natural Holding Co.	20,182	823,830
RGC Resources, Inc.	6,902	155,778
Total Gas Utilities		1,878,847
Ground Transportation – 1.2%
Covenant Logistics Group, Inc.	11,683	617,330
Heartland Express, Inc.	17,425	213,979
Marten Transport Ltd.	34,189	605,145
RXO, Inc.*(a)	25,105	702,940
Schneider National, Inc., Class B(a)	102,925	2,937,479
Universal Logistics Holdings, Inc.	32,871	1,417,069
Werner Enterprises, Inc.	30,429	1,174,255
Total Ground Transportation		7,668,197
Health Care Equipment & Supplies – 1.5%
Avanos Medical, Inc.*	25,242	606,565
Axogen, Inc.*	17,183	240,906
Embecta Corp.(a)	72,363	1,020,318
ICU Medical, Inc.*	14,027	2,556,000
iRadimed Corp.	4,417	222,131
LeMaitre Vascular, Inc.	5,149	478,291

See Notes to Financial Statements.

WisdomTree Trust    63

Schedule of Investments (unaudited) (continued) WisdomTree U.S. SmallCap Fund (EES) September 30, 2024
Investments	Shares	Value
Omnicell, Inc.*	20,180	$879,848
OraSure Technologies, Inc.*	57,564	245,798
Orthofix Medical, Inc.*	9,369	146,344
OrthoPediatrics Corp.*(a)	5,220	141,514
Sanara Medtech, Inc.*	3,377	102,121
Semler Scientific, Inc.*	4,469	105,245
STAAR Surgical Co.*(a)	13,846	514,379
Surmodics, Inc.*	2,971	115,215
Tactile Systems Technology, Inc.*	18,194	265,814
UFP Technologies, Inc.*	2,059	652,085
Utah Medical Products, Inc.	2,150	143,857
Varex Imaging Corp.*	26,670	317,906
Zimvie, Inc.*	17,424	276,519
Zynex, Inc.*(a)	19,875	162,180
Total Health Care Equipment & Supplies		9,193,036
Health Care Providers & Services – 2.1%
AdaptHealth Corp.*(a)	91,709	1,029,892
Addus HomeCare Corp.*	6,191	823,589
AirSculpt Technologies, Inc.*(a)	33,358	169,125
Astrana Health, Inc.*(a)	11,556	669,555
Community Health Systems, Inc.*	217,062	1,317,566
Cross Country Healthcare, Inc.*(a)	40,854	549,078
DocGo, Inc.*(a)	25,240	83,797
Enhabit, Inc.*	22,198	175,364
InfuSystem Holdings, Inc.*	6,298	42,197
Joint Corp.*	7,986	91,360
National HealthCare Corp.	3,227	405,860
National Research Corp.	6,157	140,749
Owens & Minor, Inc.*	26,012	408,128
Patterson Cos., Inc.	65,672	1,434,276
Pediatrix Medical Group, Inc.*	100,154	1,160,785
Pennant Group, Inc.*	15,322	546,995
PetIQ, Inc.*(a)	18,800	578,476
Premier, Inc., Class A	108,930	2,178,600
Privia Health Group, Inc.*	24,700	449,787
RadNet, Inc.*	12,840	890,967
U.S. Physical Therapy, Inc.	3,644	308,392
Total Health Care Providers & Services		13,454,538
Health Care REITs – 0.4%
Community Healthcare Trust, Inc.	5,330	96,739
LTC Properties, Inc.	18,803	689,882
National Health Investors, Inc.	14,783	1,242,659
Universal Health Realty Income Trust	4,125	188,719
Total Health Care REITs		2,217,999
Health Care Technology – 0.4%
Certara, Inc.*	43,347	507,593
Definitive Healthcare Corp.*(a)	36,431	162,847
GoodRx Holdings, Inc., Class A*(a)	142,775	990,859
Health Catalyst, Inc.*	13,373	108,856
HealthStream, Inc.	5,679	163,782
OptimizeRx Corp.*	8,436	65,126
Investments	Shares	Value
Schrodinger, Inc.*(a)	13,398	$248,533
Simulations Plus, Inc.(a)	4,202	134,548
Total Health Care Technology		2,382,144
Hotel & Resort REITs – 0.4%
Chatham Lodging Trust	10,312	87,858
DiamondRock Hospitality Co.	76,861	670,997
RLJ Lodging Trust	38,013	348,959
Sunstone Hotel Investors, Inc.	68,147	703,277
Xenia Hotels & Resorts, Inc.	31,180	460,529
Total Hotel & Resort REITs		2,271,620
Hotels, Restaurants & Leisure – 3.2%
Accel Entertainment, Inc.*	65,117	756,660
Biglari Holdings, Inc., Class B*	1,504	258,703
BJ’s Restaurants, Inc.*(a)	5,224	170,093
Bloomin’ Brands, Inc.(a)	88,037	1,455,252
Bowlero Corp., Class A	73,273	860,225
Brinker International, Inc.*	33,260	2,545,388
Cheesecake Factory, Inc.	28,745	1,165,610
Chuy’s Holdings, Inc.*	7,889	295,049
Cracker Barrel Old Country Store, Inc.	12,322	558,803
Dave & Buster’s Entertainment, Inc.*	25,114	855,132
Denny’s Corp.*(a)	31,779	204,975
Dine Brands Global, Inc.	17,317	540,810
El Pollo Loco Holdings, Inc.*(a)	27,263	373,503
Everi Holdings, Inc.*	84,525	1,110,658
First Watch Restaurant Group, Inc.*(a)	12,400	193,440
Golden Entertainment, Inc.	40,702	1,293,917
Jack in the Box, Inc.	14,279	664,545
Krispy Kreme, Inc.	34,880	374,611
Kura Sushi USA, Inc., Class A*(a)	2,351	189,397
Monarch Casino & Resort, Inc.	10,766	853,421
Nathan’s Famous, Inc.	2,855	230,969
ONE Group Hospitality, Inc.*(a)	24,068	88,570
Papa John’s International, Inc.(a)	9,591	516,667
PlayAGS, Inc.*	10,285	117,146
Portillo’s, Inc., Class A*(a)	12,159	163,782
Potbelly Corp.*	11,795	98,370
RCI Hospitality Holdings, Inc.(a)	6,590	293,584
Sabre Corp.*	466,732	1,712,906
Shake Shack, Inc., Class A*	7,811	806,173
Six Flags Entertainment Corp.(a)	13,735	553,658
Target Hospitality Corp.*(a)	120,943	940,936
Xponential Fitness, Inc., Class A*(a)	8,827	109,455
Total Hotels, Restaurants & Leisure		20,352,408
Household Durables – 3.0%
Beazer Homes USA, Inc.*(a)	43,416	1,483,525
Cavco Industries, Inc.*	5,037	2,157,045
Century Communities, Inc.	25,766	2,653,383
Cricut, Inc., Class A	60,319	418,010
Dream Finders Homes, Inc., Class A*(a)	57,109	2,067,917
Ethan Allen Interiors, Inc.	25,755	821,327

See Notes to Financial Statements.

64    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. SmallCap Fund (EES) September 30, 2024
Investments	Shares	Value
Green Brick Partners, Inc.*	39,768	$3,321,423
Hovnanian Enterprises, Inc., Class A*	8,194	1,674,608
La-Z-Boy, Inc.(a)	29,869	1,282,276
Landsea Homes Corp.*	31,363	387,333
Legacy Housing Corp.*(a)	24,288	664,277
Lovesac Co.*(a)	7,323	209,804
Sonos, Inc.*	92,499	1,136,813
Universal Electronics, Inc.*(a)	8,890	82,055
Vizio Holding Corp., Class A*(a)	29,420	328,621
Total Household Durables		18,688,417
Household Products – 0.6%
Central Garden & Pet Co., Class A*	34,166	1,072,812
Energizer Holdings, Inc.	55,553	1,764,363
Oil-Dri Corp. of America	4,834	333,498
Spectrum Brands Holdings, Inc.	7,162	681,393
Total Household Products		3,852,066
Independent Power & Renewable Electricity Producers – 0.0%
Montauk Renewables, Inc.*(a)	30,487	158,837
Industrial REITs – 0.3%
Innovative Industrial Properties, Inc.	14,569	1,960,987
Insurance – 1.0%
Ambac Financial Group, Inc.*	83,023	930,688
AMERISAFE, Inc.	5,802	280,411
Crawford & Co., Class A	25,762	282,609
Donegal Group, Inc., Class A	6,027	88,838
Employers Holdings, Inc.	14,940	716,672
Goosehead Insurance, Inc., Class A*(a)	5,041	450,161
HCI Group, Inc.(a)	2,592	277,499
Heritage Insurance Holdings, Inc.*	9,750	119,340
Horace Mann Educators Corp.	8,357	292,077
Investors Title Co.	445	102,261
Palomar Holdings, Inc.*	7,966	754,141
ProAssurance Corp.*	10,545	158,597
Safety Insurance Group, Inc.	2,829	231,356
Skyward Specialty Insurance Group, Inc.*	11,452	466,440
Stewart Information Services Corp.	4,947	369,739
Universal Insurance Holdings, Inc.	21,276	471,476
Total Insurance		5,992,305
Interactive Media & Services – 0.9%
Cargurus, Inc.*	46,094	1,384,203
Cars.com, Inc.*	89,299	1,496,651
DHI Group, Inc.*	32,211	59,268
QuinStreet, Inc.*	9,412	180,052
Shutterstock, Inc.(a)	28,906	1,022,405
Travelzoo*(a)	12,271	147,866
TripAdvisor, Inc.*	65,625	950,906
Vimeo, Inc.*	34,764	175,558
ZipRecruiter, Inc., Class A*	41,584	395,048
Total Interactive Media & Services		5,811,957
Investments	Shares	Value
IT Services – 0.7%
Grid Dynamics Holdings, Inc.*	21,504	$301,056
Hackett Group, Inc.	16,806	441,494
Information Services Group, Inc.	33,038	109,025
Perficient, Inc.*	17,950	1,354,866
Squarespace, Inc., Class A*	24,087	1,118,360
Thoughtworks Holding, Inc.*(a)	129,929	574,286
Unisys Corp.*	126,518	718,622
Total IT Services		4,617,709
Leisure Products – 1.2%
American Outdoor Brands, Inc.*	14,176	130,703
AMMO, Inc.*(a)	61,607	88,098
Escalade, Inc.	6,909	97,210
JAKKS Pacific, Inc.*(a)	11,819	301,621
Johnson Outdoors, Inc., Class A	6,962	252,024
Latham Group, Inc.*(a)	44,059	299,601
Malibu Boats, Inc., Class A*(a)	29,236	1,134,649
Marine Products Corp.	37,537	363,733
MasterCraft Boat Holdings, Inc.*(a)	30,236	550,598
Smith & Wesson Brands, Inc.	27,150	352,407
Solo Brands, Inc., Class A*(a)	94,702	133,530
Sturm Ruger & Co., Inc.	10,603	441,933
Topgolf Callaway Brands Corp.*	64,852	712,075
Vista Outdoor, Inc.*	70,151	2,748,516
Total Leisure Products		7,606,698
Life Sciences Tools & Services – 0.3%
Cytek Biosciences, Inc.*(a)	24,528	135,885
Harvard Bioscience, Inc.*	20,529	55,223
Maravai LifeSciences Holdings, Inc., Class A*	79,206	658,202
Mesa Laboratories, Inc.	3,621	470,223
OmniAb, Inc.*	60,517	255,987
Total Life Sciences Tools & Services		1,575,520
Machinery – 3.3%
Alamo Group, Inc.	5,577	1,004,585
Astec Industries, Inc.	12,893	411,802
Atmus Filtration Technologies, Inc.	65,451	2,456,376
Columbus McKinnon Corp.	18,260	657,360
Commercial Vehicle Group, Inc.*	37,557	122,060
Douglas Dynamics, Inc.	9,812	270,615
Energy Recovery, Inc.*	11,949	207,793
Enerpac Tool Group Corp.	23,349	978,090
Gorman-Rupp Co.	8,615	335,554
Greenbrier Cos., Inc.	20,088	1,022,278
Helios Technologies, Inc.	18,060	861,462
Hillman Solutions Corp.*	70,306	742,431
Hyster-Yale, Inc.	16,809	1,071,910
Kennametal, Inc.	40,799	1,057,918
Lindsay Corp.	4,836	602,759
Manitowoc Co., Inc.*(a)	40,137	386,118
Mayville Engineering Co., Inc.*	11,125	234,515

See Notes to Financial Statements.

WisdomTree Trust    65

Schedule of Investments (unaudited) (continued) WisdomTree U.S. SmallCap Fund (EES) September 30, 2024
Investments	Shares	Value
Miller Industries, Inc.	10,798	$658,678
Mueller Water Products, Inc., Class A	50,250	1,090,425
Omega Flex, Inc.	2,710	135,283
Park-Ohio Holdings Corp.	12,314	378,040
Proto Labs, Inc.*	8,677	254,844
REV Group, Inc.	32,429	909,958
Shyft Group, Inc.	30,477	382,486
Standex International Corp.	4,707	860,346
Tennant Co.	10,377	996,607
Titan International, Inc.*(a)	61,823	502,621
Trinity Industries, Inc.	25,726	896,294
Wabash National Corp.	70,394	1,350,861
Total Machinery		20,840,069
Media – 1.5%
Advantage Solutions, Inc.*	191,667	657,418
AMC Networks, Inc., Class A*(a)	52,845	459,223
EchoStar Corp., Class A*(a)	63,382	1,573,141
Emerald Holding, Inc.	24,760	123,553
Entravision Communications Corp., Class A	20,446	42,323
Gannett Co., Inc.*	182,605	1,026,240
Gray Television, Inc.	59,583	319,365
John Wiley & Sons, Inc., Class A	26,411	1,274,331
Magnite, Inc.*(a)	65,493	907,078
PubMatic, Inc., Class A*	8,928	132,759
Scholastic Corp.	12,673	405,663
Sinclair, Inc.	62,529	956,694
Stagwell, Inc.*(a)	156,267	1,096,994
TechTarget, Inc.*(a)	16,222	396,628
Total Media		9,371,410
Metals & Mining – 0.6%
Compass Minerals International, Inc.(a)	7,500	90,150
Haynes International, Inc.	7,562	450,242
Kaiser Aluminum Corp.	4,214	305,599
Materion Corp.	8,300	928,438
Metallus, Inc.*(a)	27,311	405,022
Olympic Steel, Inc.	6,415	250,185
Radius Recycling, Inc.	8,978	166,452
Ramaco Resources, Inc., Class A	29,685	347,315
Ryerson Holding Corp.	24,999	497,730
SunCoke Energy, Inc.	47,425	411,649
Total Metals & Mining		3,852,782
Multi-Utilities – 0.1%
Unitil Corp.	7,480	453,138
Office REITs – 0.9%
Brandywine Realty Trust	306,980	1,669,971
Douglas Emmett, Inc.	30,637	538,292
Easterly Government Properties, Inc.	21,853	296,764
Equity Commonwealth*	32,073	638,253
Highwoods Properties, Inc.(a)	51,088	1,711,959
Investments	Shares	Value
Piedmont Office Realty Trust, Inc., Class A	68,946	$696,354
Postal Realty Trust, Inc., Class A	5,997	87,796
Total Office REITs		5,639,389
Oil, Gas & Consumable Fuels – 3.3%
Amplify Energy Corp.*(a)	74,593	487,092
Berry Corp.	117,466	603,775
Centrus Energy Corp., Class A*(a)	7,832	429,585
Crescent Energy Co., Class A	184,605	2,021,425
Delek U.S. Holdings, Inc.	98,175	1,840,781
Evolution Petroleum Corp.	38,975	206,957
Excelerate Energy, Inc., Class A	17,893	393,825
FutureFuel Corp.	43,455	249,866
Granite Ridge Resources, Inc.	176,707	1,049,640
Gulfport Energy Corp.*	16,633	2,517,405
Hallador Energy Co.*(a)	57,732	544,413
HighPeak Energy, Inc.(a)	88,067	1,222,370
Kinetik Holdings, Inc.	11,302	511,528
NACCO Industries, Inc., Class A	5,228	148,214
OPAL Fuels, Inc., Class A*	18,717	68,317
Par Pacific Holdings, Inc.*(a)	113,812	2,003,091
REX American Resources Corp.*	9,620	445,310
Riley Exploration Permian, Inc.	33,836	896,316
Ring Energy, Inc.*(a)	393,607	629,771
SandRidge Energy, Inc.	69,378	848,493
Sitio Royalties Corp., Class A	17,778	370,493
Talos Energy, Inc.*(a)	29,849	308,937
VAALCO Energy, Inc.	84,747	486,448
Vital Energy, Inc.*(a)	51,554	1,386,803
W&T Offshore, Inc.	40,120	86,258
World Kinect Corp.	43,587	1,347,274
Total Oil, Gas & Consumable Fuels		21,104,387
Paper & Forest Products – 0.7%
Clearwater Paper Corp.*	18,725	534,412
Sylvamo Corp.	46,118	3,959,230
Total Paper & Forest Products		4,493,642
Passenger Airlines – 0.3%
Allegiant Travel Co.(a)	20,260	1,115,515
Sun Country Airlines Holdings, Inc.*(a)	39,394	441,607
Total Passenger Airlines		1,557,122
Personal Care Products – 0.5%
Edgewell Personal Care Co.	29,963	1,088,856
Medifast, Inc.*	12,478	238,829
Nature’s Sunshine Products, Inc.*	8,713	118,671
Nu Skin Enterprises, Inc., Class A	23,601	173,939
Olaplex Holdings, Inc.*(a)	425,472	999,859
USANA Health Sciences, Inc.*	10,346	392,320
Total Personal Care Products		3,012,474
Pharmaceuticals – 1.6%
Amneal Pharmaceuticals, Inc.*	188,501	1,568,328
Amylyx Pharmaceuticals, Inc.*(a)	19,722	63,899
See Notes to Financial Statements.

66    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. SmallCap Fund (EES) September 30, 2024
Investments	Shares	Value
ANI Pharmaceuticals, Inc.*	12,589	$751,060
Arvinas, Inc.*	12,012	295,856
Assertio Holdings, Inc.*(a)	163,347	192,750
Biote Corp., Class A*(a)	16,849	94,018
Collegium Pharmaceutical, Inc.*	54,988	2,124,736
Harmony Biosciences Holdings, Inc.*(a)	35,537	1,421,480
Innoviva, Inc.*	31,185	602,182
Ligand Pharmaceuticals, Inc.*(a)	12,602	1,261,334
Pacira BioSciences, Inc.*	34,868	524,763
Phibro Animal Health Corp., Class A	30,991	697,917
SIGA Technologies, Inc.(a)	19,065	128,689
Supernus Pharmaceuticals, Inc.*(a)	11,383	354,922
Total Pharmaceuticals		10,081,934
Professional Services – 1.5%
Asure Software, Inc.*(a)	20,619	186,602
Barrett Business Services, Inc.	14,348	538,193
CRA International, Inc.	3,340	585,569
CSG Systems International, Inc.	16,407	798,201
First Advantage Corp.*	72,344	1,436,028
Forrester Research, Inc.*	13,237	238,398
Franklin Covey Co.*	4,570	187,964
Heidrick & Struggles International, Inc.	17,771	690,581
Huron Consulting Group, Inc.*	6,958	756,335
Kelly Services, Inc., Class A	20,549	439,954
Kforce, Inc.	8,240	506,348
Legalzoom.com, Inc.*	53,719	341,116
Mistras Group, Inc.*	14,279	162,352
NV5 Global, Inc.*	5,901	551,626
RCM Technologies, Inc.*(a)	6,763	137,154
Resources Connection, Inc.	32,676	316,957
Sterling Check Corp.*	57,317	958,340
TrueBlue, Inc.*	14,264	112,543
Upwork, Inc.*	28,998	303,029
Willdan Group, Inc.*	8,453	346,150
Total Professional Services		9,593,440
Real Estate Management & Development – 0.9%
eXp World Holdings, Inc.(a)	31,044	437,410
Forestar Group, Inc.*	41,496	1,343,226
FRP Holdings, Inc.*	3,906	116,633
Newmark Group, Inc., Class A	175,375	2,723,574
RMR Group, Inc., Class A	24,959	633,459
Tejon Ranch Co.*(a)	7,244	127,132
Total Real Estate Management & Development		5,381,434
Residential REITs – 0.2%
NexPoint Residential Trust, Inc.	22,266	979,927
Retail REITs – 0.6%
Acadia Realty Trust	34,595	812,291
Alexander’s, Inc.	3,307	801,485
Getty Realty Corp.	18,222	579,642
NETSTREIT Corp.	12,990	214,725
Investments	Shares	Value
Retail Opportunity Investments Corp.	26,380	$414,957
Saul Centers, Inc.	8,789	368,786
Urban Edge Properties	23,350	499,456
Whitestone REIT	28,981	392,113
Total Retail REITs		4,083,455
Semiconductors & Semiconductor Equipment – 1.3%
ACM Research, Inc., Class A*(a)	44,108	895,393
Aehr Test Systems*(a)	8,122	104,368
CEVA, Inc.*	5,109	123,382
Cohu, Inc.*	24,743	635,895
Everspin Technologies, Inc.*(a)	13,491	79,597
Impinj, Inc.*(a)	5,626	1,218,142
inTEST Corp.*(a)	10,781	78,701
MaxLinear, Inc.*	71,739	1,038,781
NVE Corp.	2,736	218,524
PDF Solutions, Inc.*(a)	8,859	280,653
Photronics, Inc.*	47,029	1,164,438
SiTime Corp.*(a)	5,161	885,163
Ultra Clean Holdings, Inc.*	17,234	688,154
Veeco Instruments, Inc.*(a)	26,256	869,861
Total Semiconductors & Semiconductor Equipment		8,281,052
Software – 3.8%
8x8, Inc.*	131,568	268,399
A10 Networks, Inc.	35,251	509,024
Adeia, Inc.	135,037	1,608,291
Agilysys, Inc.*	5,229	569,804
American Software, Inc., Class A	15,618	174,765
Amplitude, Inc., Class A*	15,414	138,264
AvePoint, Inc.*(a)	37,981	447,036
Cerence, Inc.*(a)	13,438	42,330
Clear Secure, Inc., Class A	20,095	665,948
Clearwater Analytics Holdings, Inc., Class A*	24,671	622,943
Consensus Cloud Solutions, Inc.*	30,711	723,244
CoreCard Corp.*(a)	6,940	100,769
Daily Journal Corp.*(a)	396	194,080
E2open Parent Holdings, Inc.*	143,616	633,347
eGain Corp.*	10,382	52,948
Enfusion, Inc., Class A*(a)	20,566	195,171
Envestnet, Inc.*(a)	21,367	1,338,002
EverCommerce, Inc.*(a)	88,659	918,507
Jamf Holding Corp.*(a)	25,494	442,321
LivePerson, Inc.*	23,606	30,216
LiveRamp Holdings, Inc.*	21,126	523,502
MeridianLink, Inc.*(a)	14,691	302,194
Mitek Systems, Inc.*(a)	33,390	289,491
N-able, Inc.*	42,822	559,255
NCR Voyix Corp.*(a)	158,317	2,148,362
Olo, Inc., Class A*	38,320	190,067
Ooma, Inc.*	14,095	160,542
PagerDuty, Inc.*(a)	19,588	363,357

See Notes to Financial Statements.

WisdomTree Trust    67

Schedule of Investments (unaudited) (continued) WisdomTree U.S. SmallCap Fund (EES) September 30, 2024
Investments	Shares	Value
Progress Software Corp.(a)	27,555	$1,856,380
PROS Holdings, Inc.*(a)	8,835	163,624
Q2 Holdings, Inc.*(a)	11,812	942,243
Rimini Street, Inc.*(a)	108,328	200,407
RingCentral, Inc., Class A*	68,169	2,156,185
SolarWinds Corp.(a)	88,847	1,159,453
SoundThinking, Inc.*	4,945	57,313
Sprinklr, Inc., Class A*(a)	30,452	235,394
Upland Software, Inc.*	43,999	109,558
Verint Systems, Inc.*	50,017	1,266,931
Vertex, Inc., Class A*(a)	14,659	564,518
Xperi, Inc.*	78,332	723,788
Yext, Inc.*(a)	33,260	230,159
Zuora, Inc., Class A*	27,342	235,688
Total Software		24,113,820
Specialized REITs – 0.2%
Farmland Partners, Inc.	15,755	164,640
Four Corners Property Trust, Inc.	30,101	882,260
Total Specialized REITs		1,046,900
Specialty Retail – 4.1%
1-800-Flowers.com, Inc., Class A*(a)	18,324	145,309
Aaron’s Co., Inc.	31,032	308,768
America’s Car-Mart, Inc.*(a)	2,131	89,331
Arhaus, Inc.(a)	95,048	1,170,041
Arko Corp.	46,166	324,085
Big 5 Sporting Goods Corp.	11,354	23,730
Boot Barn Holdings, Inc.*	16,186	2,707,594
Buckle, Inc.	42,537	1,870,352
Build-A-Bear Workshop, Inc.	18,205	625,706
Caleres, Inc.	35,905	1,186,660
Camping World Holdings, Inc., Class A(a)	25,288	612,475
Chewy, Inc., Class A*	23,845	698,420
Designer Brands, Inc., Class A	95,708	706,325
Destination XL Group, Inc.*(a)	86,837	255,301
Genesco, Inc.*	8,634	234,586
Guess?, Inc.(a)	69,154	1,392,070
Haverty Furniture Cos., Inc.	16,325	448,448
J Jill, Inc.(a)	13,537	333,958
MarineMax, Inc.*(a)	28,099	991,052
Monro, Inc.	11,689	337,345
National Vision Holdings, Inc.*	20,849	227,463
ODP Corp.*(a)	36,681	1,091,260
OneWater Marine, Inc., Class A*	19,400	463,854
Revolve Group, Inc.*(a)	21,108	523,056
Sally Beauty Holdings, Inc.*	150,942	2,048,283
Shoe Carnival, Inc.	25,367	1,112,343
Sonic Automotive, Inc., Class A	40,996	2,397,446
Sportsman’s Warehouse Holdings, Inc.*	11,028	29,886
Torrid Holdings, Inc.*	47,658	187,296
Upbound Group, Inc.	49,627	1,587,568
Victoria’s Secret & Co.*(a)	51,893	1,333,650
Investments	Shares	Value
Warby Parker, Inc., Class A*	19,344	$315,887
Winmark Corp.	841	322,044
Total Specialty Retail		26,101,592
Technology Hardware, Storage & Peripherals – 0.6%
Corsair Gaming, Inc.*(a)	34,126	237,517
CPI Card Group, Inc.*	19,551	544,104
Eastman Kodak Co.*(a)	153,649	725,223
Immersion Corp.	50,725	452,467
Xerox Holdings Corp.	190,165	1,973,913
Total Technology Hardware, Storage & Peripherals		3,933,224
Textiles, Apparel & Luxury Goods – 1.4%
Carter’s, Inc.	22,712	1,475,826
Figs, Inc., Class A*(a)	36,890	252,328
G-III Apparel Group Ltd.*	28,013	854,957
Levi Strauss & Co., Class A	187,577	4,089,178
Movado Group, Inc.	18,161	337,794
Oxford Industries, Inc.	15,084	1,308,688
Rocky Brands, Inc.	5,343	170,228
Vera Bradley, Inc.*(a)	27,902	152,345
Wolverine World Wide, Inc.	20,257	352,877
Total Textiles, Apparel & Luxury Goods		8,994,221
Tobacco – 0.5%
Turning Point Brands, Inc.	6,596	284,617
Universal Corp.	15,814	839,882
Vector Group Ltd.	121,881	1,818,464
Total Tobacco		2,942,963
Trading Companies & Distributors – 1.7%
Alta Equipment Group, Inc.(a)	18,858	127,103
BlueLinx Holdings, Inc.*	9,190	968,810
Custom Truck One Source, Inc.*	92,651	319,646
Distribution Solutions Group, Inc.*(a)	9,616	370,312
DNOW, Inc.*	81,119	1,048,869
DXP Enterprises, Inc.*	20,028	1,068,694
EVI Industries, Inc.	4,268	82,500
Global Industrial Co.	15,057	511,486
H&E Equipment Services, Inc.	27,691	1,347,998
Hudson Technologies, Inc.*	34,817	290,374
Karat Packaging, Inc.	14,162	366,654
McGrath RentCorp	13,542	1,425,702
MRC Global, Inc.*	81,556	1,039,023
Titan Machinery, Inc.*(a)	33,100	461,083
Transcat, Inc.*	2,106	254,342
Willis Lease Finance Corp.(a)	8,180	1,217,266
Total Trading Companies & Distributors		10,899,862
Water Utilities – 0.2%
Artesian Resources Corp., Class A	3,696	137,418
Middlesex Water Co.(a)	4,309	281,119
Pure Cycle Corp.*	8,740	94,130
SJW Group	11,502	668,381
York Water Co.	5,872	219,965
Total Water Utilities		1,401,013

See Notes to Financial Statements.

68    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. SmallCap Fund (EES) September 30, 2024
Investments	Shares	Value
Wireless Telecommunication Services – 0.3%
Gogo, Inc.*(a)	115,878	$832,004
Spok Holdings, Inc.	21,540	324,393
U.S. Cellular Corp.*	11,385	622,190
Total Wireless Telecommunication Services		1,778,587
Total United States		626,651,980
Canada – 0.0%
Insurance – 0.0%
Kingsway Financial Services, Inc.*	3,401	28,160
China – 0.0%
Semiconductors & Semiconductor Equipment – 0.0%
indie Semiconductor, Inc., Class A*(a)	39,836	158,946
Jersey – 0.3%
Chemicals – 0.3%
Arcadium Lithium PLC*(a)	566,234	1,613,767
Philippines – 0.1%
Professional Services – 0.1%
TaskUS, Inc., Class A*(a)	33,595	434,048
Puerto Rico – 0.4%
Banks – 0.2%
OFG Bancorp	34,122	1,532,760
Financial Services – 0.2%
EVERTEC, Inc.(a)	32,428	1,098,985
Total Puerto Rico		2,631,745
TOTAL COMMON STOCKS (Cost: $569,010,460)		631,518,646
WARRANTS – 0.0%
United States – 0.0%
OmniAb, Inc., exercise price $12.50, expiring 11/1/27*†	2,562	0
OmniAb, Inc., exercise price $15.00, expiring 11/1/27*†	2,562	0
TOTAL WARRANTS (Cost: $0)		0
Investments	Shares	Value
EXCHANGE-TRADED FUND – 0.0%
United States – 0.0%
WisdomTree U.S. MidCap Fund(b) (Cost: $17,169)	329	$20,510
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.3%
United States – 3.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(c) (Cost: $20,923,661)	20,923,661	20,923,661
TOTAL INVESTMENTS IN SECURITIES – 103.2% (Cost: $589,951,290)		652,462,817
Other Assets less Liabilities – (3.2)%		(20,297,978)
NET ASSETS – 100.0%		$632,164,839

*    Non-income producing security.

†    This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $43,584, which represents 0.01% of net assets.

(a)   Security, or portion thereof, was on loan at September 30, 2024 (See Note 2). At September 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $88,357,320 and the total market value of the collateral held by the Fund was $90,390,308. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $69,466,647.

(b)   Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)   Rate shown represents annualized 7-day yield as of September 30, 2024.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2024 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2024	Dividend Income
WisdomTree U.S. MidCap Fund	$206,248	$479,913	$644,268	$2,334	$(23,717)	$20,510	$2,259

See Notes to Financial Statements.

WisdomTree Trust    69

Schedule of Investments (unaudited) (concluded) WisdomTree U.S. SmallCap Fund (EES) September 30, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Biotechnology	$5,765,881	$—	$43,584*	$5,809,465
Other	625,709,181	—	—	625,709,181
Warrants	—	—	0*	0
Exchange-Traded Fund	20,510	—	—	20,510
Investment of Cash Collateral for Securities Loaned	—	20,923,661		20,923,661
Total Investments in Securities	$631,495,572	$20,923,661	$43,584	$652,462,817

*     Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Financial Statements.

70    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS) September 30, 2024
Investments	Shares	Value
COMMON STOCKS – 99.9%
United States – 99.2%
Automobile Components – 1.3%
Patrick Industries, Inc.(a)	31,197	$4,441,517
Standard Motor Products, Inc.	36,294	1,204,961
Total Automobile Components		5,646,478
Automobiles – 0.4%
Winnebago Industries, Inc.	30,388	1,765,847
Banks – 4.7%
Arrow Financial Corp.	35,573	1,019,522
Banc of California, Inc.	275,729	4,061,488
Bank7 Corp.	8,727	327,001
Brookline Bancorp, Inc.	235,438	2,375,569
Capital Bancorp, Inc.	10,200	262,242
Citizens Financial Services, Inc.	8,178	480,457
Community West Bancshares	11,235	216,386
Esquire Financial Holdings, Inc.	4,522	294,880
First Bank	21,079	320,401
First Internet Bancorp	4,705	161,193
International Bancshares Corp.	87,826	5,251,116
Live Oak Bancshares, Inc.	18,356	869,524
MidWestOne Financial Group, Inc.	17,317	494,054
MVB Financial Corp.	17,169	332,392
Northeast Bank	3,399	262,165
Parke Bancorp, Inc.	12,867	268,920
Pathward Financial, Inc.	11,260	743,273
Peoples Financial Services Corp.	10,986	515,024
Plumas Bancorp	5,918	241,336
Shore Bancshares, Inc.	51,824	725,018
Unity Bancorp, Inc.	7,815	266,179
Total Banks		19,488,140
Beverages – 0.2%
MGP Ingredients, Inc.(a)	9,494	790,375
Building Products – 1.8%
Apogee Enterprises, Inc.	23,262	1,628,689
CSW Industrials, Inc.	6,841	2,506,474
Griffon Corp.	35,453	2,481,710
Insteel Industries, Inc.	8,127	252,669
Quanex Building Products Corp.	17,151	475,940
Total Building Products		7,345,482
Capital Markets – 10.4%
BGC Group, Inc., Class A	176,378	1,619,150
Cohen & Steers, Inc.(a)	99,805	9,576,290
Diamond Hill Investment Group, Inc.	5,777	933,621
Oppenheimer Holdings, Inc., Class A	7,946	406,517
Piper Sandler Cos.	14,389	4,083,742
PJT Partners, Inc., Class A	13,232	1,764,355
Silvercrest Asset Management Group, Inc., Class A	19,697	339,576
StepStone Group, Inc., Class A	113,685	6,460,718
Victory Capital Holdings, Inc., Class A	135,752	7,520,661
Investments	Shares	Value
Virtu Financial, Inc., Class A	258,897	$7,886,003
Virtus Investment Partners, Inc.	14,749	3,089,178
Total Capital Markets		43,679,811
Chemicals – 3.4%
AdvanSix, Inc.	35,722	1,085,234
Hawkins, Inc.	11,222	1,430,468
Innospec, Inc.	17,822	2,015,490
Koppers Holdings, Inc.	9,251	337,939
Minerals Technologies, Inc.	14,281	1,102,922
Quaker Chemical Corp.	9,299	1,566,789
Sensient Technologies Corp.	63,205	5,070,305
Stepan Co.	21,023	1,624,027
Total Chemicals		14,233,174
Commercial Services & Supplies – 4.2%
ACCO Brands Corp.	266,073	1,455,419
Acme United Corp.	2,388	99,436
ARC Document Solutions, Inc.	71,610	242,042
Brady Corp., Class A	40,175	3,078,610
Brink’s Co.	26,382	3,050,815
Deluxe Corp.	117,058	2,281,460
Ennis, Inc.	59,018	1,435,318
Interface, Inc.	24,195	458,979
MillerKnoll, Inc.	114,054	2,823,977
Steelcase, Inc., Class A	160,733	2,168,288
VSE Corp.(a)	6,861	567,611
Total Commercial Services & Supplies		17,661,955
Construction & Engineering – 1.2%
Argan, Inc.	17,675	1,792,775
Granite Construction, Inc.	25,812	2,046,376
Primoris Services Corp.	22,704	1,318,648
Total Construction & Engineering		5,157,799
Construction Materials – 0.3%
U.S. Lime & Minerals, Inc.	12,695	1,239,794
Consumer Finance – 2.5%
Nelnet, Inc., Class A	18,889	2,139,746
Regional Management Corp.	24,057	786,904
SLM Corp.	325,949	7,454,454
Total Consumer Finance		10,381,104
Consumer Staples Distribution & Retail – 1.1%
Andersons, Inc.	25,069	1,256,960
Ingles Markets, Inc., Class A	6,600	492,360
Natural Grocers by Vitamin Cottage, Inc.	21,638	642,432
PriceSmart, Inc.	22,059	2,024,575
Total Consumer Staples Distribution & Retail		4,416,327
Containers & Packaging – 0.9%
Greif, Inc., Class A	40,185	2,517,992
Myers Industries, Inc.	57,999	801,546
TriMas Corp.	18,094	461,940
Total Containers & Packaging		3,781,478

See Notes to Financial Statements.

WisdomTree Trust    71

Schedule of Investments (unaudited) (continued) WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS) September 30, 2024
Investments	Shares	Value
Distributors – 0.5%
A-Mark Precious Metals, Inc.	33,571	$1,482,495
Weyco Group, Inc.	12,098	411,816
Total Distributors		1,894,311
Diversified Consumer Services – 0.9%
Carriage Services, Inc.	14,522	476,757
Strategic Education, Inc.	35,382	3,274,604
Total Diversified Consumer Services		3,751,361
Diversified Telecommunication Services – 0.1%
Shenandoah Telecommunications Co.(a)	23,162	326,816
Electric Utilities – 1.0%
MGE Energy, Inc.	45,261	4,139,118
Electrical Equipment – 0.7%
Allient, Inc.	6,650	126,283
EnerSys	22,173	2,262,755
LSI Industries, Inc.	20,767	335,387
Preformed Line Products Co.	2,219	284,210
Total Electrical Equipment		3,008,635
Electronic Equipment, Instruments & Components – 2.6%
Advanced Energy Industries, Inc.(a)	17,391	1,830,229
Bel Fuse, Inc., Class B	4,791	376,142
Belden, Inc.	18,108	2,120,990
Benchmark Electronics, Inc.	51,576	2,285,848
Climb Global Solutions, Inc.	3,181	316,637
Crane NXT Co.	32,888	1,845,017
Methode Electronics, Inc.	44,490	532,100
Napco Security Technologies, Inc.	19,483	788,282
PC Connection, Inc.	11,147	840,818
Richardson Electronics Ltd.(a)	10,338	127,571
Total Electronic Equipment, Instruments & Components		11,063,634
Energy Equipment & Services – 2.5%
Cactus, Inc., Class A	39,804	2,375,105
Core Laboratories, Inc.(a)	20,147	373,324
Liberty Energy, Inc.(a)	134,782	2,572,988
Ranger Energy Services, Inc.	24,604	293,034
RPC, Inc.(a)	254,942	1,621,431
Select Water Solutions, Inc.	182,399	2,030,101
Solaris Energy Infrastructure, Inc.	87,187	1,112,506
Total Energy Equipment & Services		10,378,489
Financial Services – 2.1%
Cass Information Systems, Inc.	20,766	861,373
UWM Holdings Corp.	254,161	2,165,452
Walker & Dunlop, Inc.	50,110	5,691,995
Total Financial Services		8,718,820
Food Products – 1.5%
Cal-Maine Foods, Inc.	18,809	1,407,666
J & J Snack Foods Corp.	17,770	3,058,572
John B Sanfilippo & Son, Inc.	17,545	1,654,669
Total Food Products		6,120,907
Investments	Shares	Value
Gas Utilities – 0.8%
Chesapeake Utilities Corp.	27,089	$3,363,641
Ground Transportation – 1.3%
ArcBest Corp.	11,156	1,209,868
Covenant Logistics Group, Inc.	5,678	300,026
Heartland Express, Inc.	34,184	419,780
Marten Transport Ltd.	53,585	948,454
Universal Logistics Holdings, Inc.	20,919	901,818
Werner Enterprises, Inc.	46,983	1,813,074
Total Ground Transportation		5,593,020
Health Care Equipment & Supplies – 0.5%
CONMED Corp.	13,486	969,913
LeMaitre Vascular, Inc.	12,171	1,130,564
Utah Medical Products, Inc.	2,703	180,858
Total Health Care Equipment & Supplies		2,281,335
Health Care Providers & Services – 2.7%
National Research Corp.	15,198	347,426
Patterson Cos., Inc.	208,655	4,557,025
Select Medical Holdings Corp.	149,626	5,217,459
U.S. Physical Therapy, Inc.	15,785	1,335,885
Total Health Care Providers & Services		11,457,795
Health Care Technology – 0.1%
Simulations Plus, Inc.(a)	9,220	295,224
Hotels, Restaurants & Leisure – 4.4%
Bloomin’ Brands, Inc.(a)	190,050	3,141,526
Cheesecake Factory, Inc.	94,644	3,837,814
Marriott Vacations Worldwide Corp.	79,235	5,822,188
Monarch Casino & Resort, Inc.	19,636	1,556,546
RCI Hospitality Holdings, Inc.(a)	4,030	179,537
Red Rock Resorts, Inc., Class A	71,905	3,914,508
Total Hotels, Restaurants & Leisure		18,452,119
Household Durables – 1.7%
Bassett Furniture Industries, Inc.	13,351	192,922
Century Communities, Inc.	21,452	2,209,127
Ethan Allen Interiors, Inc.	70,033	2,233,353
Hamilton Beach Brands Holding Co., Class A	13,144	399,972
La-Z-Boy, Inc.	46,809	2,009,510
Total Household Durables		7,044,884
Household Products – 2.8%
Energizer Holdings, Inc.	152,146	4,832,157
Spectrum Brands Holdings, Inc.	45,022	4,283,393
WD-40 Co.(a)	10,176	2,624,187
Total Household Products		11,739,737
Insurance – 1.2%
CNO Financial Group, Inc.	135,692	4,762,789
Crawford & Co., Class A	36,243	397,586
Total Insurance		5,160,375
Interactive Media & Services – 0.4%
Shutterstock, Inc.(a)	47,545	1,681,667

See Notes to Financial Statements.

72    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS) September 30, 2024
Investments	Shares	Value
IT Services – 0.2%
Hackett Group, Inc.	28,226	$741,497
Information Services Group, Inc.	59,088	194,990
Total IT Services		936,487
Leisure Products – 0.7%
Escalade, Inc.	14,588	205,253
Johnson Outdoors, Inc., Class A(a)	11,654	421,875
Marine Products Corp.	50,997	494,161
Smith & Wesson Brands, Inc.	84,334	1,094,655
Sturm Ruger & Co., Inc.	14,304	596,191
Total Leisure Products		2,812,135
Machinery – 7.4%
Alamo Group, Inc.	5,257	946,943
Albany International Corp., Class A	19,079	1,695,169
Columbus McKinnon Corp.	12,931	465,516
Douglas Dynamics, Inc.	51,823	1,429,278
Enerpac Tool Group Corp.	23,766	995,558
Enpro, Inc.	9,937	1,611,583
ESCO Technologies, Inc.	11,250	1,451,025
Gorman-Rupp Co.	30,645	1,193,623
Helios Technologies, Inc.	15,948	760,720
Hillenbrand, Inc.	84,299	2,343,512
John Bean Technologies Corp.	14,262	1,404,950
Kadant, Inc.	5,104	1,725,152
Kennametal, Inc.	144,849	3,755,934
Lindsay Corp.	6,842	852,787
Mueller Water Products, Inc., Class A	160,993	3,493,548
Omega Flex, Inc.	9,106	454,571
REV Group, Inc.	38,354	1,076,213
Shyft Group, Inc.	32,407	406,708
Standex International Corp.	5,559	1,016,074
Tennant Co.	12,972	1,245,831
Terex Corp.	48,834	2,583,807
Total Machinery		30,908,502
Marine Transportation – 0.9%
Matson, Inc.	24,932	3,555,802
Media – 3.5%
Cable One, Inc.	6,982	2,442,234
Gray Television, Inc.	187,660	1,005,857
John Wiley & Sons, Inc., Class A	115,365	5,566,361
Saga Communications, Inc., Class A	8,335	119,691
TEGNA, Inc.(a)	330,099	5,208,962
Townsquare Media, Inc., Class A	20,236	205,598
Total Media		14,548,703
Metals & Mining – 1.5%
Arch Resources, Inc.	7,897	1,091,049
Haynes International, Inc.	12,325	733,830
Materion Corp.	9,115	1,019,604
Olympic Steel, Inc.	5,461	212,979
Ramaco Resources, Inc., Class A	66,197	774,505
Investments	Shares	Value
Ryerson Holding Corp.	44,769	$891,351
Warrior Met Coal, Inc.(a)	22,091	1,411,615
Total Metals & Mining		6,134,933
Oil, Gas & Consumable Fuels – 4.6%
Berry Corp.	219,602	1,128,754
Evolution Petroleum Corp.	91,680	486,821
HighPeak Energy, Inc.(a)	60,443	838,949
Peabody Energy Corp.(a)	90,176	2,393,271
PHX Minerals, Inc.	52,090	176,064
Riley Exploration Permian, Inc.	51,016	1,351,414
SandRidge Energy, Inc.	58,279	712,752
VAALCO Energy, Inc.	294,438	1,690,074
Viper Energy, Inc.	167,785	7,568,781
Voc Energy Trust	25,060	123,546
World Kinect Corp.	86,444	2,671,984
Total Oil, Gas & Consumable Fuels		19,142,410
Paper & Forest Products – 1.1%
Sylvamo Corp.	52,040	4,467,634
Personal Care Products – 0.4%
Edgewell Personal Care Co.	47,417	1,723,134
Professional Services – 2.6%
Barrett Business Services, Inc.	14,974	561,675
CRA International, Inc.	6,377	1,118,015
CSG Systems International, Inc.	36,097	1,756,119
Heidrick & Struggles International, Inc.	22,581	877,498
HireQuest, Inc.	10,339	146,400
ICF International, Inc.	8,058	1,343,994
Kforce, Inc.	22,351	1,373,469
Korn Ferry	38,687	2,910,810
Resources Connection, Inc.	72,069	699,069
Total Professional Services		10,787,049
Real Estate Management & Development – 1.1%
Newmark Group, Inc., Class A	117,612	1,826,514
RMR Group, Inc., Class A	40,949	1,039,286
St. Joe Co.	29,158	1,700,203
Total Real Estate Management & Development		4,566,003
Retail REITs – 0.3%
Alexander’s, Inc.	4,949	1,199,440
Semiconductors & Semiconductor Equipment – 0.2%
NVE Corp.	12,793	1,021,777
Software – 0.8%
A10 Networks, Inc.	73,718	1,064,488
Progress Software Corp.(a)	30,277	2,039,761
ReposiTrak, Inc.	9,804	181,080
Total Software		3,285,329
Specialty Retail – 4.4%
Aaron’s Co., Inc.	76,515	761,324
Arko Corp.	97,714	685,952
Buckle, Inc.	95,727	4,209,116
See Notes to Financial Statements.

WisdomTree Trust    73

Schedule of Investments (unaudited) (concluded) WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS) September 30, 2024
Investments	Shares	Value
Caleres, Inc.	18,851	$623,025
Camping World Holdings, Inc., Class A(a)	56,062	1,357,822
Designer Brands, Inc., Class A	69,934	516,113
Guess?, Inc.(a)	151,951	3,058,774
Shoe Carnival, Inc.	28,102	1,232,273
Sonic Automotive, Inc., Class A	30,420	1,778,962
Upbound Group, Inc.	136,309	4,360,525
Total Specialty Retail		18,583,886
Textiles, Apparel & Luxury Goods – 5.3%
Carter’s, Inc.	85,316	5,543,834
Kontoor Brands, Inc.	111,572	9,124,358
Lakeland Industries, Inc.	3,796	76,299
Movado Group, Inc.	41,245	767,157
Oxford Industries, Inc.	25,550	2,216,718
Rocky Brands, Inc.	7,386	235,318
Steven Madden Ltd.	88,308	4,326,209
Total Textiles, Apparel & Luxury Goods		22,289,893
Tobacco – 0.1%
Turning Point Brands, Inc.	10,186	439,526
Trading Companies & Distributors – 2.9%
Global Industrial Co.	39,389	1,338,044
H&E Equipment Services, Inc.	46,691	2,272,918
Herc Holdings, Inc.	32,201	5,133,806
Karat Packaging, Inc.	38,857	1,006,008
McGrath RentCorp	23,765	2,501,979
Total Trading Companies & Distributors		12,252,755
Water Utilities – 1.0%
American States Water Co.	41,850	3,485,686
Artesian Resources Corp., Class A	13,079	486,277
Global Water Resources, Inc.	14,647	184,406
Total Water Utilities		4,156,369
Total United States		414,871,419
Investments	Shares	Value
Puerto Rico – 0.2%
Financial Services – 0.2%
EVERTEC, Inc.(a)	27,028	$915,979
Singapore – 0.5%
Semiconductors & Semiconductor Equipment – 0.5%
Kulicke & Soffa Industries, Inc.	48,271	2,178,470
TOTAL COMMON STOCKS (Cost: $367,050,373)		417,965,868
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.1%
United States – 3.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(b) (Cost: $13,010,165)	13,010,165	13,010,165
TOTAL INVESTMENTS IN SECURITIES – 103.0% (Cost: $380,060,538)		430,976,033
Other Assets less Liabilities – (3.0)%		(12,622,769)
NET ASSETS – 100.0%		$418,353,264

(a)   Security, or portion thereof, was on loan at September 30, 2024 (See Note 2). At September 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $38,933,037 and the total market value of the collateral held by the Fund was $39,803,397. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $26,793,232.

(b)  Rate shown represents annualized 7-day yield as of September 30, 2024.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$417,965,868	$—	$—	$417,965,868
Investment of Cash Collateral for Securities Loaned	—	13,010,165	—	13,010,165
Total Investments in Securities	$417,965,868	$13,010,165	$—	$430,976,033

See Notes to Financial Statements.

74    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree U.S. SmallCap Quality Growth Fund (QSML) September 30, 2024
Investments	Shares	Value
COMMON STOCKS – 99.9%
United States – 98.9%
Aerospace & Defense – 0.3%
V2X, Inc.*	275	$15,362
Air Freight & Logistics – 0.7%
Air Transport Services Group, Inc.*	630	10,200
Forward Air Corp.(a)	209	7,398
Hub Group, Inc., Class A	547	24,861
Total Air Freight & Logistics		42,459
Automobile Components – 2.3%
Dorman Products, Inc.*	275	31,108
Fox Factory Holding Corp.*	385	15,977
LCI Industries	233	28,086
Patrick Industries, Inc.	205	29,186
Visteon Corp.*	257	24,477
XPEL, Inc.*	228	9,888
Total Automobile Components		138,722
Automobiles – 0.2%
Winnebago Industries, Inc.	257	14,934
Beverages – 1.4%
Boston Beer Co., Inc., Class A*	107	30,938
MGP Ingredients, Inc.	205	17,066
National Beverage Corp.	827	38,820
Total Beverages		86,824
Biotechnology – 2.0%
ACADIA Pharmaceuticals, Inc.*	1,467	22,563
Avid Bioservices, Inc.*	543	6,179
Catalyst Pharmaceuticals, Inc.*	1,035	20,576
Dynavax Technologies Corp.*	1,194	13,301
Humacyte, Inc.*(a)	1,032	5,614
Organogenesis Holdings, Inc.*	1,153	3,298
Protagonist Therapeutics, Inc.*	458	20,610
Vericel Corp.*	425	17,956
Vir Biotechnology, Inc.*	1,015	7,602
Voyager Therapeutics, Inc.*	484	2,831
Total Biotechnology		120,530
Building Products – 2.5%
AZZ, Inc.	277	22,883
CSW Industrials, Inc.	137	50,195
Gibraltar Industries, Inc.*	277	19,371
Hayward Holdings, Inc.*	1,995	30,603
Insteel Industries, Inc.	183	5,689
Janus International Group, Inc.*	1,308	13,224
Quanex Building Products Corp.	302	8,381
Total Building Products		150,346
Capital Markets – 5.4%
Cohen & Steers, Inc.	450	43,177
Diamond Hill Investment Group, Inc.	26	4,202
Donnelley Financial Solutions, Inc.*	255	16,787
Investments	Shares	Value
Federated Hermes, Inc.	758	$27,872
GCM Grosvenor, Inc., Class A	412	4,664
Moelis & Co., Class A	638	43,709
Open Lending Corp.*	987	6,040
Perella Weinberg Partners	468	9,037
Piper Sandler Cos.	155	43,991
PJT Partners, Inc., Class A	215	28,668
StepStone Group, Inc., Class A	602	34,212
StoneX Group, Inc.*	284	23,254
Victory Capital Holdings, Inc., Class A	581	32,187
Virtus Investment Partners, Inc.	66	13,824
Total Capital Markets		331,624
Chemicals – 1.5%
Arq, Inc.*	331	1,943
Hawkins, Inc.	187	23,837
Innospec, Inc.	219	24,767
Intrepid Potash, Inc.*	123	2,952
Koppers Holdings, Inc.	167	6,100
LSB Industries, Inc.*	696	5,596
Quaker Chemical Corp.	158	26,621
Total Chemicals		91,816
Commercial Services & Supplies – 0.4%
Driven Brands Holdings, Inc.*	1,453	20,734
Liquidity Services, Inc.*	285	6,498
Total Commercial Services & Supplies		27,232
Communications Equipment – 0.5%
Calix, Inc.*	590	22,886
Clearfield, Inc.*	127	4,948
Total Communications Equipment		27,834
Construction & Engineering – 3.6%
Ameresco, Inc., Class A*	475	18,022
Arcosa, Inc.	433	41,031
Construction Partners, Inc., Class A*	476	33,225
IES Holdings, Inc.*	191	38,127
Limbach Holdings, Inc.*	99	7,500
MYR Group, Inc.*	145	14,823
Primoris Services Corp.	479	27,820
Sterling Infrastructure, Inc.*	276	40,026
Total Construction & Engineering		220,574
Construction Materials – 0.4%
U.S. Lime & Minerals, Inc.	257	25,099
Consumer Finance – 0.9%
Enova International, Inc.*	246	20,612
Upstart Holdings, Inc.*	718	28,727
World Acceptance Corp.*	53	6,253
Total Consumer Finance		55,592
Consumer Staples Distribution & Retail – 1.5%
Andersons, Inc.	314	15,744
Chefs’ Warehouse, Inc.*	352	14,788

See Notes to Financial Statements.

WisdomTree Trust    75

Schedule of Investments (unaudited) (continued) WisdomTree U.S. SmallCap Quality Growth Fund (QSML) September 30, 2024
Investments	Shares	Value
Grocery Outlet Holding Corp.*	928	$16,286
Ingles Markets, Inc., Class A	170	12,682
PriceSmart, Inc.	269	24,689
United Natural Foods, Inc.*	488	8,208
Total Consumer Staples Distribution & Retail		92,397
Containers & Packaging – 0.6%
Greif, Inc., Class A	538	33,711
Myers Industries, Inc.	285	3,939
Total Containers & Packaging		37,650
Distributors – 0.2%
A-Mark Precious Metals, Inc.	212	9,362
Diversified Consumer Services – 2.7%
Carriage Services, Inc.	124	4,071
Coursera, Inc.*	1,446	11,481
European Wax Center, Inc., Class A*	392	2,666
Frontdoor, Inc.*	655	31,433
Grand Canyon Education, Inc.*	261	37,023
Mister Car Wash, Inc.*	2,894	18,840
Nerdy, Inc.*	1,007	990
Strategic Education, Inc.	215	19,898
Stride, Inc.*	379	32,332
Universal Technical Institute, Inc.*	475	7,724
Total Diversified Consumer Services		166,458
Diversified Telecommunication Services – 0.8%
Bandwidth, Inc., Class A*	239	4,185
Cogent Communications Holdings, Inc.	442	33,556
IDT Corp., Class B	234	8,932
Total Diversified Telecommunication Services		46,673
Electrical Equipment – 1.7%
Allient, Inc.	153	2,906
Array Technologies, Inc.*(a)	1,324	8,738
EnerSys	358	36,534
Powell Industries, Inc.	114	25,307
Preformed Line Products Co.	44	5,636
Shoals Technologies Group, Inc., Class A*	1,517	8,510
Vicor Corp.*	404	17,008
Total Electrical Equipment		104,639
Electronic Equipment, Instruments & Components – 1.8%
Advanced Energy Industries, Inc.	330	34,729
Bel Fuse, Inc., Class B	116	9,107
ePlus, Inc.*	240	23,602
Kimball Electronics, Inc.*	225	4,165
Luna Innovations, Inc.*	371	872
Napco Security Technologies, Inc.	312	12,623
Vishay Intertechnology, Inc.	1,236	23,373
Total Electronic Equipment, Instruments & Components		108,471
Energy Equipment & Services – 1.4%
Bristow Group, Inc.*	251	8,707
Cactus, Inc., Class A	591	35,265
Liberty Energy, Inc.	1,520	29,017
Investments	Shares	Value
Ranger Energy Services, Inc.	203	$2,418
RPC, Inc.(a)	2,007	12,764
Total Energy Equipment & Services		88,171
Financial Services – 2.3%
Cantaloupe, Inc.*	666	4,928
Flywire Corp.*	1,097	17,980
I3 Verticals, Inc., Class A*	215	4,582
International Money Express, Inc.*	291	5,381
Merchants Bancorp	413	18,568
NewtekOne, Inc.	234	2,916
NMI Holdings, Inc.*	721	29,698
Shift4 Payments, Inc., Class A*(a)	563	49,882
UWM Holdings Corp.	829	7,063
Total Financial Services		140,998
Food Products – 2.0%
Cal-Maine Foods, Inc.	457	34,202
John B Sanfilippo & Son, Inc.	107	10,091
Simply Good Foods Co.*	878	30,528
Tootsie Roll Industries, Inc.	648	20,069
Utz Brands, Inc.	676	11,965
Vital Farms, Inc.*(a)	363	12,730
Total Food Products		119,585
Ground Transportation – 2.2%
ArcBest Corp.	205	22,233
Avis Budget Group, Inc.	324	28,379
Covenant Logistics Group, Inc.	124	6,552
Heartland Express, Inc.	700	8,596
Marten Transport Ltd.	730	12,921
Schneider National, Inc., Class B	1,563	44,608
Universal Logistics Holdings, Inc.	245	10,562
Total Ground Transportation		133,851
Health Care Equipment & Supplies – 3.8%
AtriCure, Inc.*	443	12,422
Inari Medical, Inc.*	515	21,238
Inspire Medical Systems, Inc.*	258	54,451
iRadimed Corp.	116	5,834
LeMaitre Vascular, Inc.	194	18,021
OraSure Technologies, Inc.*	559	2,387
QuidelOrtho Corp.*	613	27,953
Semler Scientific, Inc.*	52	1,224
STAAR Surgical Co.*	447	16,606
Tactile Systems Technology, Inc.*	207	3,024
TransMedics Group, Inc.*	289	45,373
UFP Technologies, Inc.*	68	21,535
Utah Medical Products, Inc.	36	2,409
Zynex, Inc.*(a)	287	2,342
Total Health Care Equipment & Supplies		234,819
Health Care Providers & Services – 3.5%
Addus HomeCare Corp.*	144	19,156
AMN Healthcare Services, Inc.*	350	14,836

See Notes to Financial Statements.

76    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. SmallCap Quality Growth Fund (QSML) September 30, 2024
Investments	Shares	Value
Astrana Health, Inc.*	437	$25,320
CorVel Corp.*	152	49,687
Cross Country Healthcare, Inc.*	320	4,301
Fulgent Genetics, Inc.*(a)	271	5,889
Hims & Hers Health, Inc.*	1,795	33,064
National Research Corp.	223	5,098
Progyny, Inc.*	838	14,045
Select Medical Holdings Corp.	1,160	40,449
Total Health Care Providers & Services		211,845
Health Care Technology – 0.5%
GoodRx Holdings, Inc., Class A*(a)	3,168	21,986
Simulations Plus, Inc.	178	5,700
Total Health Care Technology		27,686
Hotels, Restaurants & Leisure – 3.4%
Accel Entertainment, Inc.*	750	8,715
Bloomin’ Brands, Inc.	770	12,728
Cheesecake Factory, Inc.	464	18,815
Dave & Buster’s Entertainment, Inc.*	343	11,679
Everi Holdings, Inc.*	736	9,671
Hilton Grand Vacations, Inc.*	924	33,560
Kura Sushi USA, Inc., Class A*(a)	90	7,250
Monarch Casino & Resort, Inc.	174	13,793
Papa John’s International, Inc.	315	16,969
RCI Hospitality Holdings, Inc.	75	3,341
Red Rock Resorts, Inc., Class A	545	29,670
Rush Street Interactive, Inc.*	678	7,356
Target Hospitality Corp.*	856	6,660
United Parks & Resorts, Inc.*	568	28,741
Total Hotels, Restaurants & Leisure		208,948
Household Durables – 6.0%
Cavco Industries, Inc.*	73	31,262
Century Communities, Inc.	286	29,452
Champion Homes, Inc.*	518	49,132
Cricut, Inc., Class A	1,775	12,301
Dream Finders Homes, Inc., Class A*	837	30,308
Green Brick Partners, Inc.*	395	32,990
Hovnanian Enterprises, Inc., Class A*	54	11,036
Landsea Homes Corp.*	305	3,767
Legacy Housing Corp.*(a)	219	5,990
LGI Homes, Inc.*	218	25,837
Lovesac Co.*(a)	137	3,925
M/I Homes, Inc.*	245	41,983
Sonos, Inc.*	1,044	12,831
Tri Pointe Homes, Inc.*	846	38,332
Vizio Holding Corp., Class A*(a)	1,729	19,313
Worthington Enterprises, Inc.	460	19,067
Total Household Durables		367,526
Investments	Shares	Value
Household Products – 0.6%
Oil-Dri Corp. of America	60	$4,139
WD-40 Co.	119	30,688
Total Household Products		34,827
Insurance – 0.8%
Goosehead Insurance, Inc., Class A*	228	20,360
HCI Group, Inc.	97	10,385
Palomar Holdings, Inc.*	224	21,206
Total Insurance		51,951
Interactive Media & Services – 1.4%
Cargurus, Inc.*	899	26,997
Cars.com, Inc.*	587	9,838
EverQuote, Inc., Class A*	293	6,179
Shutterstock, Inc.	325	11,495
Vimeo, Inc.*	1,568	7,919
Yelp, Inc.*	586	20,557
Total Interactive Media & Services		82,985
IT Services – 1.9%
ASGN, Inc.*	395	36,826
Couchbase, Inc.*	432	6,964
DigitalOcean Holdings, Inc.*	794	32,069
Grid Dynamics Holdings, Inc.*	672	9,408
Hackett Group, Inc.	245	6,436
Perficient, Inc.*	312	23,550
Total IT Services		115,253
Leisure Products – 2.1%
Acushnet Holdings Corp.	559	35,636
Malibu Boats, Inc., Class A*	192	7,452
MasterCraft Boat Holdings, Inc.*	172	3,132
Smith & Wesson Brands, Inc.	421	5,465
Sturm Ruger & Co., Inc.	159	6,627
Topgolf Callaway Brands Corp.*	1,645	18,062
Vista Outdoor, Inc.*	518	20,295
YETI Holdings, Inc.*	727	29,829
Total Leisure Products		126,498
Life Sciences Tools & Services – 0.3%
Cytek Biosciences, Inc.*	1,134	6,282
Maravai LifeSciences Holdings, Inc., Class A*	1,198	9,956
Total Life Sciences Tools & Services		16,238
Machinery – 3.2%
Alamo Group, Inc.	104	18,733
Franklin Electric Co., Inc.	407	42,662
Kadant, Inc.	104	35,152
Lindsay Corp.	104	12,963
Miller Industries, Inc.	107	6,527
Mueller Water Products, Inc., Class A	1,389	30,141
REV Group, Inc.	431	12,094

See Notes to Financial Statements.

WisdomTree Trust    77

Schedule of Investments (unaudited) (continued) WisdomTree U.S. SmallCap Quality Growth Fund (QSML) September 30, 2024
Investments	Shares	Value
Terex Corp.	602	$31,852
Wabash National Corp.	384	7,369
Total Machinery		197,493
Marine Transportation – 0.7%
Matson, Inc.	305	43,499
Media – 0.6%
Cable One, Inc.	53	18,539
Entravision Communications Corp., Class A	819	1,695
National CineMedia, Inc.*	937	6,606
PubMatic, Inc., Class A*	434	6,454
Thryv Holdings, Inc.*	306	5,272
Total Media		38,566
Metals & Mining – 2.1%
Alpha Metallurgical Resources, Inc.	123	29,050
Arch Resources, Inc.	173	23,902
Haynes International, Inc.	118	7,026
Materion Corp.	187	20,918
Olympic Steel, Inc.	87	3,393
Ramaco Resources, Inc., Class A	512	5,990
Ryerson Holding Corp.	318	6,331
Warrior Met Coal, Inc.	494	31,567
Total Metals & Mining		128,177
Oil, Gas & Consumable Fuels – 3.6%
Amplify Energy Corp.*	379	2,475
Berry Corp.	608	3,125
Comstock Resources, Inc.(a)	2,610	29,049
CONSOL Energy, Inc.	281	29,407
CVR Energy, Inc.(a)	927	21,349
Evolution Petroleum Corp.	342	1,816
Hallador Energy Co.*	348	3,282
Kinetik Holdings, Inc.	536	24,259
Northern Oil & Gas, Inc.	937	33,179
Par Pacific Holdings, Inc.*	491	8,642
Peabody Energy Corp.	1,212	32,166
REX American Resources Corp.*	156	7,221
Riley Exploration Permian, Inc.	197	5,218
Ring Energy, Inc.*	1,798	2,877
SandRidge Energy, Inc.	323	3,950
VAALCO Energy, Inc.	963	5,528
Vital Energy, Inc.*(a)	312	8,393
Total Oil, Gas & Consumable Fuels		221,936
Paper & Forest Products – 0.1%
Clearwater Paper Corp.*	155	4,424
Passenger Airlines – 0.1%
Sun Country Airlines Holdings, Inc.*	485	5,437
Personal Care Products – 0.6%
Inter Parfums, Inc.	286	37,031
Medifast, Inc.*(a)	75	1,436
Total Personal Care Products		38,467
Investments	Shares	Value
Pharmaceuticals – 1.8%
Amphastar Pharmaceuticals, Inc.*	438	$21,256
Collegium Pharmaceutical, Inc.*	295	11,399
Corcept Therapeutics, Inc.*	837	38,736
Harmony Biosciences Holdings, Inc.*	506	20,240
Pacira BioSciences, Inc.*	390	5,870
Supernus Pharmaceuticals, Inc.*	488	15,216
Total Pharmaceuticals		112,717
Professional Services – 3.5%
Barrett Business Services, Inc.	245	9,190
CBIZ, Inc.*	442	29,742
CRA International, Inc.	60	10,519
Huron Consulting Group, Inc.*	152	16,522
Insperity, Inc.	339	29,832
Korn Ferry	471	35,438
Legalzoom.com, Inc.*	1,599	10,154
NV5 Global, Inc.*	145	13,555
RCM Technologies, Inc.*	73	1,481
TTEC Holdings, Inc.	401	2,354
Upwork, Inc.*	1,160	12,122
Verra Mobility Corp.*	1,499	41,687
Total Professional Services		212,596
Semiconductors & Semiconductor Equipment – 2.5%
ACM Research, Inc., Class A*	514	10,434
Aehr Test Systems*(a)	226	2,904
Axcelis Technologies, Inc.*	254	26,632
Cohu, Inc.*	424	10,897
Diodes, Inc.*	406	26,021
inTEST Corp.*	123	898
PDF Solutions, Inc.*	335	10,613
Photronics, Inc.*	552	13,667
Power Integrations, Inc.	500	32,060
Ultra Clean Holdings, Inc.*	398	15,892
Total Semiconductors & Semiconductor Equipment		150,018
Software – 5.9%
Agilysys, Inc.*	236	25,717
Alarm.com Holdings, Inc.*	453	24,766
Alkami Technology, Inc.*	890	28,071
AvePoint, Inc.*	1,652	19,444
BlackLine, Inc.*	542	29,886
Box, Inc., Class A*	1,322	43,269
CS Disco, Inc.*	546	3,210
DoubleVerify Holdings, Inc.*	1,500	25,260
EverCommerce, Inc.*	1,610	16,680
Intapp, Inc.*	645	30,850
InterDigital, Inc.(a)	219	31,017
Mitek Systems, Inc.*(a)	399	3,459
N-able, Inc.*	1,568	20,478
Progress Software Corp.	378	25,466
SEMrush Holdings, Inc., Class A*	1,252	19,669

See Notes to Financial Statements.

78    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. SmallCap Quality Growth Fund (QSML) September 30, 2024
Investments	Shares	Value
Sprout Social, Inc., Class A*	464	$13,488
Viant Technology, Inc., Class A*	162	1,793
Total Software		362,523
Specialty Retail – 4.6%
Aaron’s Co., Inc.	268	2,667
Academy Sports & Outdoors, Inc.	655	38,226
America’s Car-Mart, Inc.*	57	2,389
Arko Corp.	1,047	7,350
Boot Barn Holdings, Inc.*	259	43,325
Buckle, Inc.	455	20,006
Build-A-Bear Workshop, Inc.	129	4,434
Camping World Holdings, Inc., Class A	392	9,494
Group 1 Automotive, Inc.	124	47,497
Haverty Furniture Cos., Inc.	155	4,258
Leslie’s, Inc.*	1,517	4,794
MarineMax, Inc.*	201	7,089
National Vision Holdings, Inc.*	701	7,648
OneWater Marine, Inc., Class A*(a)	131	3,132
Revolve Group, Inc.*	675	16,726
Shoe Carnival, Inc.(a)	261	11,445
Sonic Automotive, Inc., Class A	308	18,012
Victoria’s Secret & Co.*	720	18,504
Winmark Corp.	34	13,020
Total Specialty Retail		280,016
Technology Hardware, Storage & Peripherals – 0.1%
Corsair Gaming, Inc.*	834	5,805
Textiles, Apparel & Luxury Goods – 2.1%
Figs, Inc., Class A*	1,475	10,089
Kontoor Brands, Inc.	492	40,236
Oxford Industries, Inc.	144	12,494
Steven Madden Ltd.	665	32,578
Under Armour, Inc., Class A*	3,963	35,310
Total Textiles, Apparel & Luxury Goods		130,707
Tobacco – 0.5%
Turning Point Brands, Inc.	156	6,732
Vector Group Ltd.	1,447	21,589
Total Tobacco		28,321
Trading Companies & Distributors – 3.3%
BlueLinx Holdings, Inc.*	77	8,117
Distribution Solutions Group, Inc.*	424	16,328
Global Industrial Co.	344	11,686
GMS, Inc.*	356	32,243
H&E Equipment Services, Inc.	325	15,821
Herc Holdings, Inc.	253	40,336
Hudson Technologies, Inc.*	368	3,069
McGrath RentCorp	218	22,951
Rush Enterprises, Inc., Class A	699	36,928
Titan Machinery, Inc.*	171	2,382
Transcat, Inc.*	79	9,541
Total Trading Companies & Distributors		199,402
Total United States		6,035,883
Investments	Shares	Value
Ghana – 0.3%
Oil, Gas & Consumable Fuels – 0.3%
Kosmos Energy Ltd.*	4,347	$17,518
Puerto Rico – 0.3%
Financial Services – 0.3%
EVERTEC, Inc.	552	18,707
Singapore – 0.4%
Semiconductors & Semiconductor Equipment – 0.4%
Kulicke & Soffa Industries, Inc.	482	21,753
TOTAL COMMON STOCKS
(Cost: $5,729,715)		6,093,861
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.6%
United States – 2.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(b)
(Cost: $161,730)	161,730	161,730
TOTAL INVESTMENTS IN SECURITIES – 102.5%
(Cost: $5,891,445)		6,255,591
Other Assets less Liabilities – (2.5)%		(154,806)
NET ASSETS – 100.0%		$6,100,785

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2024 (See Note 2). At September 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $225,124 and the total market value of the collateral held by the Fund was $230,919. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $69,189.

(b)  Rate shown represents annualized 7-day yield as of September 30, 2024.
See Notes to Financial Statements.

WisdomTree Trust    79

Schedule of Investments (unaudited) (concluded) WisdomTree U.S. SmallCap Quality Growth Fund (QSML) September 30, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$6,093,861	$—	$—	$6,093,861
Investment of Cash Collateral for Securities Loaned	—	161,730	—	161,730
Total Investments in Securities	$6,093,861	$161,730	$—	$6,255,591

See Notes to Financial Statements.

80    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree U.S. Total Dividend Fund (DTD) September 30, 2024
Investments	Shares	Value
COMMON STOCKS – 99.8%
United States – 99.7%
Aerospace & Defense – 1.8%
BWX Technologies, Inc.	3,148	$342,188
General Dynamics Corp.	8,800	2,659,360
General Electric Co.	12,057	2,273,709
HEICO Corp., Class A	2,188	445,827
Hexcel Corp.	2,045	126,442
Howmet Aerospace, Inc.	4,902	491,426
Huntington Ingalls Industries, Inc.	1,569	414,812
L3Harris Technologies, Inc.	6,419	1,526,888
Lockheed Martin Corp.	11,070	6,471,079
Northrop Grumman Corp.	3,575	1,887,850
RTX Corp.	61,883	7,497,744
Textron, Inc.	2,861	253,427
Woodward, Inc.	1,409	241,658
Total Aerospace & Defense		24,632,410
Air Freight & Logistics – 0.7%
CH Robinson Worldwide, Inc.	4,834	533,528
Expeditors International of Washington, Inc.	3,980	522,972
FedEx Corp.	7,406	2,026,874
United Parcel Service, Inc., Class B	44,620	6,083,491
Total Air Freight & Logistics		9,166,865
Automobile Components – 0.1%
BorgWarner, Inc.	7,018	254,683
Dana, Inc.	10,088	106,529
Gentex Corp.	7,887	234,165
LCI Industries(a)	2,306	277,965
Lear Corp.	1,962	214,153
Patrick Industries, Inc.(a)	3,203	456,011
Phinia, Inc.	3,735	171,922
Total Automobile Components		1,715,428
Automobiles – 0.1%
General Motors Co.	25,355	1,136,918
Harley-Davidson, Inc.	4,300	165,679
Thor Industries, Inc.	2,585	284,066
Winnebago Industries, Inc.	3,166	183,976
Total Automobiles		1,770,639
Banks – 8.2%
1st Source Corp.	2,786	166,826
Associated Banc-Corp.	17,738	382,076
Atlantic Union Bankshares Corp.(a)	9,071	341,705
Banc of California, Inc.	13,289	195,747
BancFirst Corp.	3,052	321,223
Bank of America Corp.	364,656	14,469,550
Bank of Hawaii Corp.	2,249	141,170
Bank OZK	8,711	374,486
BankUnited, Inc.	4,965	180,925
Banner Corp.	6,539	389,463
BOK Financial Corp.	3,137	328,193
Brookline Bancorp, Inc.	21,623	218,176
Investments	Shares	Value
Cadence Bank	8,387	$267,126
Capitol Federal Financial, Inc.	27,032	157,867
Cathay General Bancorp	7,472	320,922
Citigroup, Inc.	125,756	7,872,326
City Holding Co.	613	71,960
Columbia Banking System, Inc.	14,066	367,263
Comerica, Inc.	11,876	711,491
Commerce Bancshares, Inc.	4,303	255,598
Community Financial System, Inc.	4,463	259,166
Cullen/Frost Bankers, Inc.(a)	3,729	417,126
CVB Financial Corp.	13,462	239,893
Eagle Bancorp, Inc.	7,085	159,979
East West Bancorp, Inc.	8,586	710,406
Eastern Bankshares, Inc.	10,274	168,391
Fifth Third Bancorp	45,430	1,946,221
First Bancshares, Inc.	9,143	293,765
First Busey Corp.	11,113	289,160
First Citizens BancShares, Inc., Class A	179	329,530
First Commonwealth Financial Corp.	13,965	239,500
First Financial Bancorp	9,461	238,701
First Financial Bankshares, Inc.	4,708	174,243
First Hawaiian, Inc.	21,098	488,419
First Interstate BancSystem, Inc., Class A	13,599	417,217
First Merchants Corp.	4,966	184,735
FNB Corp.	35,415	499,706
Fulton Financial Corp.	13,964	253,167
Glacier Bancorp, Inc.	5,782	264,237
Hancock Whitney Corp.	3,813	195,111
Hanmi Financial Corp.	11,239	209,045
Heartland Financial USA, Inc.	3,189	180,816
Hilltop Holdings, Inc.	6,392	205,567
Home BancShares, Inc.	14,883	403,180
Huntington Bancshares, Inc.	103,388	1,519,804
Independent Bank Group, Inc.	3,696	213,111
International Bancshares Corp.	4,277	255,722
JPMorgan Chase & Co.	176,286	37,171,666
M&T Bank Corp.	10,155	1,808,809
Midland States Bancorp, Inc.	7,536	168,656
National Bank Holdings Corp., Class A	5,367	225,951
New York Community Bancorp, Inc.(a)	34,200	384,066
OceanFirst Financial Corp.	13,350	248,176
Old National Bancorp	14,533	271,186
Park National Corp.	1,028	172,683
Peoples Bancorp, Inc.	7,736	232,776
Pinnacle Financial Partners, Inc.	1,653	161,944
PNC Financial Services Group, Inc.	25,909	4,789,279
Preferred Bank	2,002	160,660
Prosperity Bancshares, Inc.	5,539	399,196
Provident Financial Services, Inc.	22,142	410,955
QCR Holdings, Inc.	3,802	281,462
Regions Financial Corp.	79,048	1,844,190
Renasant Corp.	6,068	197,210

See Notes to Financial Statements.

WisdomTree Trust    81

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Total Dividend Fund (DTD) September 30, 2024
Investments	Shares	Value
S&T Bancorp, Inc.	7,148	$300,002
Sandy Spring Bancorp, Inc.	9,321	292,400
ServisFirst Bancshares, Inc.	1,600	128,720
Simmons First National Corp., Class A	18,049	388,775
Southern States Bancshares, Inc.	4,918	151,130
SouthState Corp.	2,820	274,048
Stellar Bancorp, Inc.	10,146	262,680
Stock Yards Bancorp, Inc.	3,038	188,326
Synovus Financial Corp.	10,661	474,095
TFS Financial Corp.	32,325	415,699
Tompkins Financial Corp.	4,972	287,332
TrustCo Bank Corp.	8,461	279,805
Trustmark Corp.	7,182	228,531
U.S. Bancorp	114,187	5,221,771
UMB Financial Corp.	1,734	182,261
United Bankshares, Inc.	6,050	224,455
United Community Banks, Inc.	5,058	147,087
Univest Financial Corp.	7,011	197,289
Valley National Bancorp	48,062	435,442
WaFd, Inc.	6,002	209,170
Webster Financial Corp.	10,819	504,274
Wells Fargo & Co.	169,855	9,595,109
WesBanco, Inc.	11,452	341,041
Western Alliance Bancorp(a)	4,930	426,396
Wintrust Financial Corp.	1,534	166,485
WSFS Financial Corp.(a)	4,114	209,773
Zions Bancorp NA	9,154	432,252
Total Banks		109,183,224
Beverages – 3.2%
Brown-Forman Corp., Class B	14,636	720,091
Coca-Cola Co.	305,596	21,960,129
Coca-Cola Consolidated, Inc.	86	113,210
Constellation Brands, Inc., Class A	6,302	1,623,962
Keurig Dr. Pepper, Inc.	57,812	2,166,794
Molson Coors Beverage Co., Class B	8,736	502,495
PepsiCo, Inc.	93,670	15,928,584
Total Beverages		43,015,265
Biotechnology – 3.4%
AbbVie, Inc.	159,259	31,450,467
Amgen, Inc.	25,319	8,158,035
Gilead Sciences, Inc.	69,528	5,829,228
Total Biotechnology		45,437,730
Broadline Retail – 0.2%
eBay, Inc.	20,178	1,313,790
Kohl’s Corp.(a)	9,618	202,940
Macy’s, Inc.	13,957	218,985
Nordstrom, Inc.	17,141	385,501
Total Broadline Retail		2,121,216
Investments	Shares	Value
Building Products – 0.5%
AAON, Inc.(a)	1,268	$136,741
Advanced Drainage Systems, Inc.	1,473	231,497
AO Smith Corp.	4,540	407,828
Apogee Enterprises, Inc.	2,910	203,744
Armstrong World Industries, Inc.	2,202	289,409
AZZ, Inc.	1,994	164,724
Carlisle Cos., Inc.	1,180	530,705
Carrier Global Corp.	17,410	1,401,331
Fortune Brands Innovations, Inc.	3,714	332,514
Lennox International, Inc.	1,044	630,879
Masco Corp.	9,206	772,752
Owens Corning	2,715	479,252
Simpson Manufacturing Co., Inc.	1,138	217,665
UFP Industries, Inc.	2,276	298,634
Zurn Elkay Water Solutions Corp.	5,309	190,805
Total Building Products		6,288,480
Capital Markets – 4.8%
Ameriprise Financial, Inc.	3,540	1,663,127
Ares Management Corp., Class A	8,421	1,312,329
Bank of New York Mellon Corp.	40,598	2,917,372
BlackRock, Inc.	5,731	5,441,642
Blackstone, Inc.	29,871	4,574,146
Blue Owl Capital, Inc.	33,025	639,364
Carlyle Group, Inc.	20,734	892,806
Cboe Global Markets, Inc.	3,381	692,666
Charles Schwab Corp.	40,243	2,608,149
CME Group, Inc.	11,220	2,475,693
Cohen & Steers, Inc.(a)	3,574	342,925
Evercore, Inc., Class A	2,252	570,522
FactSet Research Systems, Inc.	631	290,165
Franklin Resources, Inc.	37,514	755,907
Goldman Sachs Group, Inc.	15,898	7,871,259
Hamilton Lane, Inc., Class A(a)	2,063	347,389
Houlihan Lokey, Inc.	2,904	458,890
Interactive Brokers Group, Inc., Class A	1,426	198,727
Intercontinental Exchange, Inc.	18,836	3,025,815
Jefferies Financial Group, Inc.	12,352	760,266
KKR & Co., Inc.	11,935	1,558,472
LPL Financial Holdings, Inc.	1,095	254,730
MarketAxess Holdings, Inc.	605	155,001
Moelis & Co., Class A	5,990	410,375
Moody’s Corp.	3,044	1,444,652
Morgan Stanley	106,790	11,131,790
Morningstar, Inc.	489	156,050
MSCI, Inc.	1,238	721,667
Nasdaq, Inc.	11,866	866,337
Northern Trust Corp.	11,886	1,070,097
Raymond James Financial, Inc.	5,121	627,118

See Notes to Financial Statements.

82    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Total Dividend Fund (DTD) September 30, 2024
Investments	Shares	Value
S&P Global, Inc.	4,421	$2,283,977
SEI Investments Co.	2,981	206,255
State Street Corp.	18,839	1,666,686
StepStone Group, Inc., Class A	3,405	193,506
Stifel Financial Corp.	3,916	367,712
T Rowe Price Group, Inc.	14,836	1,616,086
TPG, Inc.	4,724	271,913
Tradeweb Markets, Inc., Class A	2,304	284,936
Victory Capital Holdings, Inc., Class A	6,576	364,310
Virtu Financial, Inc., Class A	7,446	226,805
Virtus Investment Partners, Inc.	1,132	237,097
Total Capital Markets		63,954,731
Chemicals – 1.4%
Air Products & Chemicals, Inc.	8,381	2,495,359
Albemarle Corp.(a)	2,984	282,615
Ashland, Inc.	1,692	147,153
Avient Corp.	6,108	307,355
Cabot Corp.	3,398	379,794
Celanese Corp.	3,829	520,591
CF Industries Holdings, Inc.	6,307	541,141
Chemours Co.	8,387	170,424
Dow, Inc.	59,222	3,235,298
DuPont de Nemours, Inc.	14,105	1,256,897
Eastman Chemical Co.	7,155	801,002
Ecolab, Inc.	6,939	1,771,735
Element Solutions, Inc.	10,576	287,244
Huntsman Corp.	11,343	274,501
Innospec, Inc.	1,784	201,753
Kronos Worldwide, Inc.	12,725	158,426
Mosaic Co.	9,381	251,223
NewMarket Corp.	445	245,591
Olin Corp.	4,224	202,667
PPG Industries, Inc.	9,136	1,210,155
Quaker Chemical Corp.	1,028	173,208
RPM International, Inc.	3,757	454,597
Scotts Miracle-Gro Co.	4,863	421,622
Sensient Technologies Corp.	2,507	201,111
Sherwin-Williams Co.	4,460	1,702,248
Stepan Co.	1,509	116,570
Westlake Corp.	2,711	407,436
Total Chemicals		18,217,716
Commercial Services & Supplies – 0.7%
ABM Industries, Inc.	3,268	172,420
Brady Corp., Class A	3,148	241,231
Brink’s Co.	1,890	218,560
Cintas Corp.	9,208	1,895,743
Deluxe Corp.	5,850	114,016
HNI Corp.	4,723	254,286
MillerKnoll, Inc.	4,571	113,178
MSA Safety, Inc.	1,012	179,468
Pitney Bowes, Inc.	17,012	121,296
Investments	Shares	Value
Republic Services, Inc.	6,540	$1,313,494
Rollins, Inc.	11,440	578,635
Steelcase, Inc., Class A	9,162	123,595
Tetra Tech, Inc.	4,399	207,457
Veralto Corp.	1,917	214,436
Waste Management, Inc.	14,595	3,029,922
Total Commercial Services & Supplies		8,777,737
Communications Equipment – 1.4%
Cisco Systems, Inc.	301,597	16,050,992
Juniper Networks, Inc.	16,965	661,296
Motorola Solutions, Inc.	4,262	1,916,323
Ubiquiti, Inc.	2,221	492,440
Total Communications Equipment		19,121,051
Construction & Engineering – 0.1%
AECOM	2,105	217,383
Comfort Systems USA, Inc.	391	152,627
EMCOR Group, Inc.	362	155,852
MDU Resources Group, Inc.	12,216	334,841
Quanta Services, Inc.	1,814	540,844
Valmont Industries, Inc.	553	160,342
Total Construction & Engineering		1,561,889
Construction Materials – 0.1%
Eagle Materials, Inc.	865	248,817
Martin Marietta Materials, Inc.	997	536,635
Vulcan Materials Co.	2,295	574,737
Total Construction Materials		1,360,189
Consumer Finance – 0.8%
Ally Financial, Inc.	18,028	641,617
American Express Co.	15,491	4,201,159
Bread Financial Holdings, Inc.	3,901	185,610
Capital One Financial Corp.	12,087	1,809,787
Discover Financial Services	10,337	1,450,178
FirstCash Holdings, Inc.	2,079	238,669
Navient Corp.	10,204	159,080
OneMain Holdings, Inc.	12,650	595,435
SLM Corp.	12,258	280,340
Synchrony Financial	18,973	946,373
Total Consumer Finance		10,508,248
Consumer Staples Distribution & Retail – 2.6%
Albertsons Cos., Inc., Class A	26,720	493,786
Casey’s General Stores, Inc.	733	275,395
Costco Wholesale Corp.	6,430	5,700,323
Kroger Co.	37,586	2,153,678
Sysco Corp.	31,310	2,444,059
Target Corp.	21,787	3,395,722
Walmart, Inc.	258,296	20,857,402
Weis Markets, Inc.(a)	2,390	164,743
Total Consumer Staples Distribution & Retail		35,485,108

See Notes to Financial Statements.

WisdomTree Trust    83

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Total Dividend Fund (DTD) September 30, 2024
Investments	Shares	Value
Containers & Packaging – 0.5%
AptarGroup, Inc.	2,009	$321,822
Avery Dennison Corp.	1,919	423,639
Ball Corp.	7,218	490,174
Berry Global Group, Inc.	3,248	220,799
Crown Holdings, Inc.	2,216	212,470
Graphic Packaging Holding Co.	13,356	395,204
Greif, Inc., Class A	4,761	298,324
International Paper Co.	24,808	1,211,871
Packaging Corp. of America	6,223	1,340,434
Pactiv Evergreen, Inc.	12,974	149,331
Sealed Air Corp.	5,741	208,398
Silgan Holdings, Inc.	2,732	143,430
Smurfit WestRock PLC	11,650	575,743
Sonoco Products Co.	7,570	413,549
Total Containers & Packaging		6,405,188
Distributors – 0.1%
Genuine Parts Co.	6,215	868,111
LKQ Corp.	11,349	453,052
Pool Corp.	953	359,091
Total Distributors		1,680,254
Diversified Consumer Services – 0.1%
ADT, Inc.(a)	33,256	240,441
H&R Block, Inc.	10,852	689,645
Perdoceo Education Corp.	4,577	101,792
Service Corp. International(a)	4,813	379,890
Strategic Education, Inc.	1,881	174,087
Total Diversified Consumer Services		1,585,855
Diversified REITs – 0.1%
Broadstone Net Lease, Inc.	13,187	249,894
WP Carey, Inc.	14,344	893,631
Total Diversified REITs		1,143,525
Diversified Telecommunication Services – 0.0%
Cogent Communications Holdings, Inc.(a)	5,561	422,191
Iridium Communications, Inc.	3,551	108,128
Total Diversified Telecommunication Services		530,319
Electric Utilities – 2.8%
ALLETE, Inc.	6,062	389,120
Alliant Energy Corp.	13,965	847,536
American Electric Power Co., Inc.	34,725	3,562,785
Constellation Energy Corp.	4,844	1,259,537
Duke Energy Corp.	48,712	5,616,494
Edison International	24,902	2,168,715
Entergy Corp.	20,480	2,695,373
Evergy, Inc.	18,426	1,142,596
Eversource Energy	24,723	1,682,400
Exelon Corp.	53,433	2,166,708
FirstEnergy Corp.	37,745	1,673,991
IDACORP, Inc.	2,292	236,282
MGE Energy, Inc.	2,029	185,552
Investments	Shares	Value
NRG Energy, Inc.	10,744	$978,778
OGE Energy Corp.	18,348	752,635
Otter Tail Corp.	2,864	223,850
PG&E Corp.	23,471	464,022
Pinnacle West Capital Corp.	11,334	1,004,079
Portland General Electric Co.	8,602	412,036
PPL Corp.	39,758	1,315,195
Southern Co.	65,083	5,869,185
TXNM Energy, Inc.	7,820	342,281
Xcel Energy, Inc.	43,767	2,857,985
Total Electric Utilities		37,847,135
Electrical Equipment – 0.4%
AMETEK, Inc.	3,280	563,209
Emerson Electric Co.	20,550	2,247,553
EnerSys	1,191	121,542
Hubbell, Inc.	1,498	641,668
Powell Industries, Inc.(a)	644	142,962
Regal Rexnord Corp.	1,577	261,593
Rockwell Automation, Inc.	3,066	823,098
Vertiv Holdings Co., Class A	3,717	369,804
Total Electrical Equipment		5,171,429
Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp., Class A	28,371	1,848,654
Avnet, Inc.	6,362	345,520
Badger Meter, Inc.	476	103,963
Benchmark Electronics, Inc.	3,487	154,544
CDW Corp.	2,581	584,080
Climb Global Solutions, Inc.	914	90,980
Corning, Inc.	48,763	2,201,650
Crane NXT Co.	2,662	149,338
Jabil, Inc.	1,771	212,219
Littelfuse, Inc.	751	199,203
Richardson Electronics Ltd.	1,889	23,310
TD SYNNEX Corp.	1,722	206,778
Vishay Intertechnology, Inc.(a)	6,540	123,671
Total Electronic Equipment, Instruments & Components		6,243,910
Energy Equipment & Services – 0.3%
Archrock, Inc.	19,685	398,424
Atlas Energy Solutions, Inc.(a)	4,842	105,556
Baker Hughes Co.	38,691	1,398,680
Cactus, Inc., Class A(a)	3,399	202,818
ChampionX Corp.	5,758	173,604
Halliburton Co.	23,288	676,516
Helmerich & Payne, Inc.(a)	4,633	140,936
Kodiak Gas Services, Inc.	11,155	323,495
Liberty Energy, Inc.	7,203	137,505
NOV, Inc.	11,989	191,464
Patterson-UTI Energy, Inc.	24,295	185,857
Total Energy Equipment & Services		3,934,855

See Notes to Financial Statements.

84    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Total Dividend Fund (DTD) September 30, 2024
Investments	Shares	Value
Entertainment – 0.2%
Electronic Arts, Inc.	3,317	$475,790
Endeavor Group Holdings, Inc., Class A	6,027	172,131
TKO Group Holdings, Inc.*	1,918	237,276
Walt Disney Co.	22,571	2,171,104
Warner Music Group Corp., Class A	3,225	100,943
Total Entertainment		3,157,244
Financial Services – 1.9%
Apollo Global Management, Inc.	16,912	2,112,478
Corebridge Financial, Inc.	43,777	1,276,537
Enact Holdings, Inc.	10,667	387,532
Equitable Holdings, Inc.	15,519	652,264
Federal Agricultural Mortgage Corp., Class C	657	123,128
Fidelity National Information Services, Inc.	31,770	2,660,738
Global Payments, Inc.	4,014	411,114
Jack Henry & Associates, Inc.	1,665	293,939
Jackson Financial, Inc., Class A	7,072	645,179
Mastercard, Inc., Class A	11,783	5,818,445
MGIC Investment Corp.	21,389	547,558
PennyMac Financial Services, Inc.	1,904	216,999
Radian Group, Inc.	15,300	530,757
UWM Holdings Corp.	10,688	91,062
Visa, Inc., Class A	29,753	8,180,587
Voya Financial, Inc.	3,612	286,143
Walker & Dunlop, Inc.	1,819	206,620
Western Union Co.	39,330	469,207
Total Financial Services		24,910,287
Food Products – 1.7%
Archer-Daniels-Midland Co.	20,055	1,198,086
B&G Foods, Inc.	10,287	91,349
Campbell Soup Co.	16,046	784,970
Conagra Brands, Inc.	33,060	1,075,111
Flowers Foods, Inc.	18,449	425,618
General Mills, Inc.	33,166	2,449,309
Hershey Co.	5,688	1,090,845
Hormel Foods Corp.	29,920	948,464
Ingredion, Inc.	4,386	602,768
J & J Snack Foods Corp.	893	153,703
J M Smucker Co.	5,769	698,626
Kellanova	22,565	1,821,221
Kraft Heinz Co.	88,277	3,099,405
Lamb Weston Holdings, Inc.	3,193	206,715
Lancaster Colony Corp.	1,515	267,504
McCormick & Co., Inc., Non-Voting Shares	10,279	845,962
Mondelez International, Inc., Class A	76,434	5,630,893
Seaboard Corp.	56	175,672
Tyson Foods, Inc., Class A	16,872	1,004,896
Utz Brands, Inc.	9,773	172,982
WK Kellogg Co.	9,676	165,556
Total Food Products		22,909,655
Investments	Shares	Value
Gas Utilities – 0.3%
Atmos Energy Corp.	9,427	$1,307,619
Chesapeake Utilities Corp.	1,436	178,308
National Fuel Gas Co.	7,519	455,727
New Jersey Resources Corp.	6,792	320,582
ONE Gas, Inc.	5,521	410,873
Southwest Gas Holdings, Inc.	4,002	295,188
Spire, Inc.	5,794	389,878
UGI Corp.	20,144	504,003
Total Gas Utilities		3,862,178
Ground Transportation – 0.8%
CSX Corp.	39,640	1,368,769
JB Hunt Transport Services, Inc.	1,561	269,007
Landstar System, Inc.	1,499	283,116
Marten Transport Ltd.	12,998	230,065
Norfolk Southern Corp.	8,008	1,989,988
Old Dominion Freight Line, Inc.	2,602	516,862
Ryder System, Inc.	2,511	366,104
Schneider National, Inc., Class B	6,115	174,522
Union Pacific Corp.	21,015	5,179,777
Werner Enterprises, Inc.	4,246	163,853
Total Ground Transportation		10,542,063
Health Care Equipment & Supplies – 0.9%
Abbott Laboratories	49,696	5,665,841
Becton Dickinson & Co.	6,942	1,673,716
Dentsply Sirona, Inc.	9,127	246,977
GE HealthCare Technologies, Inc.	5,334	500,596
ResMed, Inc.	2,577	629,097
Stryker Corp.	8,665	3,130,318
Zimmer Biomet Holdings, Inc.	2,793	301,504
Total Health Care Equipment & Supplies		12,148,049
Health Care Providers & Services – 2.5%
Cardinal Health, Inc.	7,411	819,064
Cencora, Inc.	3,958	890,867
Chemed Corp.	235	141,228
Cigna Group	8,756	3,033,429
CVS Health Corp.	63,107	3,968,168
Elevance Health, Inc.	4,460	2,319,200
Encompass Health Corp.	3,674	355,055
HCA Healthcare, Inc.	4,138	1,681,807
Humana, Inc.	1,490	471,943
Labcorp Holdings, Inc.	1,911	427,070
McKesson Corp.	1,677	829,142
Patterson Cos., Inc.	7,771	169,719
Premier, Inc., Class A	11,313	226,260
Quest Diagnostics, Inc.	3,665	568,991
Select Medical Holdings Corp.	5,966	208,034
UnitedHealth Group, Inc.	28,236	16,509,025
Universal Health Services, Inc., Class B	1,279	292,904
Total Health Care Providers & Services		32,911,906

See Notes to Financial Statements.

WisdomTree Trust    85

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Total Dividend Fund (DTD) September 30, 2024
Investments	Shares	Value
Health Care REITs – 0.4%
Alexandria Real Estate Equities, Inc.	9,140	$1,085,375
Sabra Health Care REIT, Inc.	14,121	262,792
Ventas, Inc.	17,266	1,107,269
Welltower, Inc.	19,313	2,472,643
Total Health Care REITs		4,928,079
Hotel & Resort REITs – 0.1%
Host Hotels & Resorts, Inc.	27,058	476,221
Ryman Hospitality Properties, Inc.	2,310	247,724
Total Hotel & Resort REITs		723,945
Hotels, Restaurants & Leisure – 2.3%
Aramark	5,800	224,634
Bloomin’ Brands, Inc.	8,881	146,803
Booking Holdings, Inc.	827	3,483,423
Boyd Gaming Corp.	3,342	216,060
Cheesecake Factory, Inc.	5,559	225,417
Choice Hotels International, Inc.	991	129,127
Churchill Downs, Inc.	1,135	153,463
Darden Restaurants, Inc.	9,244	1,517,218
Dine Brands Global, Inc.	3,995	124,764
Domino’s Pizza, Inc.	917	394,438
Hilton Worldwide Holdings, Inc.	3,091	712,476
Las Vegas Sands Corp.	22,522	1,133,757
Marriott International, Inc., Class A	7,086	1,761,580
Marriott Vacations Worldwide Corp.	2,372	174,295
McDonald’s Corp.	38,423	11,700,188
Monarch Casino & Resort, Inc.	1,662	131,747
Papa John’s International, Inc.(a)	3,364	181,219
Red Rock Resorts, Inc., Class A	2,965	161,415
Starbucks Corp.	43,370	4,228,141
Texas Roadhouse, Inc.	4,070	718,762
Travel & Leisure Co.	6,577	303,068
Vail Resorts, Inc.	2,457	428,231
Wendy’s Co.	21,539	377,363
Wyndham Hotels & Resorts, Inc.	3,610	282,085
Yum! Brands, Inc.	11,280	1,575,929
Total Hotels, Restaurants & Leisure		30,485,603
Household Durables – 0.3%
Century Communities, Inc.	2,783	286,593
DR Horton, Inc.	5,394	1,029,014
Installed Building Products, Inc.	494	121,657
KB Home	4,480	383,891
La-Z-Boy, Inc.	2,409	103,418
Leggett & Platt, Inc.	13,267	180,697
Lennar Corp., Class A	5,216	977,896
PulteGroup, Inc.	5,339	766,307
Tempur Sealy International, Inc.	3,767	205,678
Toll Brothers, Inc.	741	114,477
Worthington Enterprises, Inc.	2,684	111,252
Total Household Durables		4,280,880
Investments	Shares	Value
Household Products – 2.5%
Church & Dwight Co., Inc.	5,437	$569,363
Clorox Co.	6,215	1,012,486
Colgate-Palmolive Co.	44,924	4,663,560
Energizer Holdings, Inc.	4,672	148,383
Kimberly-Clark Corp.	27,138	3,861,194
Procter & Gamble Co.	132,856	23,010,659
Reynolds Consumer Products, Inc.	11,579	360,107
Spectrum Brands Holdings, Inc.	2,392	227,575
WD-40 Co.	653	168,396
Total Household Products		34,021,723
Independent Power & Renewable Electricity Producers – 0.2%
Clearway Energy, Inc., Class A	5,115	145,624
Clearway Energy, Inc., Class C	8,074	247,710
Ormat Technologies, Inc.	1,783	137,184
Vistra Corp.	17,439	2,067,219
Total Independent Power & Renewable Electricity Producers		2,597,737
Industrial Conglomerates – 0.5%
Honeywell International, Inc.	31,108	6,430,335
Industrial REITs – 0.4%
Americold Realty Trust, Inc.	4,693	132,671
EastGroup Properties, Inc.	869	162,346
First Industrial Realty Trust, Inc.	3,896	218,098
Innovative Industrial Properties, Inc.	695	93,547
LXP Industrial Trust	11,457	115,143
Prologis, Inc.	39,156	4,944,620
STAG Industrial, Inc.	7,700	300,993
Total Industrial REITs		5,967,418
Insurance – 2.7%
Aflac, Inc.	32,465	3,629,587
Allstate Corp.	10,635	2,016,928
American Financial Group, Inc.	3,104	417,798
American International Group, Inc.	24,089	1,764,038
AMERISAFE, Inc.	2,954	142,767
Arthur J Gallagher & Co.	3,230	908,825
Assurant, Inc.	1,917	381,215
Brown & Brown, Inc.	4,768	493,965
Cincinnati Financial Corp.	7,072	962,641
CNA Financial Corp.	15,176	742,714
CNO Financial Group, Inc.	9,332	327,553
Erie Indemnity Co., Class A	1,209	652,642
F&G Annuities & Life, Inc.(a)	3,921	175,347
Fidelity National Financial, Inc.	16,854	1,045,959
First American Financial Corp.	6,620	436,986
Globe Life, Inc.	1,300	137,683
Hanover Insurance Group, Inc.	1,286	190,470
Hartford Financial Services Group, Inc.	15,569	1,831,070
Horace Mann Educators Corp.	4,195	146,615
Kemper Corp.	2,974	182,158

See Notes to Financial Statements.

86    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Total Dividend Fund (DTD) September 30, 2024
Investments	Shares	Value
Kinsale Capital Group, Inc.	261	$121,514
Lincoln National Corp.	18,247	574,963
Loews Corp.	2,205	174,305
Marsh & McLennan Cos., Inc.	15,511	3,460,349
Mercury General Corp.	3,358	211,487
MetLife, Inc.	37,209	3,068,998
Old Republic International Corp.	24,619	872,005
Primerica, Inc.	1,602	424,770
Principal Financial Group, Inc.	14,097	1,210,932
Progressive Corp.	6,707	1,701,968
Prudential Financial, Inc.	27,063	3,277,329
Reinsurance Group of America, Inc.	3,646	794,354
RLI Corp.	944	146,301
Safety Insurance Group, Inc.	1,879	153,665
Selective Insurance Group, Inc.	1,721	160,569
Stewart Information Services Corp.	3,364	251,425
Travelers Cos., Inc.	7,903	1,850,250
Unum Group	11,418	678,686
WR Berkley Corp.	15,753	893,668
Total Insurance		36,614,499
Interactive Media & Services – 2.3%
Alphabet, Inc., Class A	66,626	11,049,922
Alphabet, Inc., Class C	43,306	7,240,330
Meta Platforms, Inc., Class A	21,780	12,467,743
Total Interactive Media & Services		30,757,995
IT Services – 1.4%
Cognizant Technology Solutions Corp., Class A	13,608	1,050,265
International Business Machines Corp.	78,794	17,419,778
Total IT Services		18,470,043
Leisure Products – 0.1%
Acushnet Holdings Corp.(a)	2,716	173,145
Brunswick Corp.	2,723	228,242
Polaris, Inc.	4,085	340,035
Total Leisure Products		741,422
Life Sciences Tools & Services – 0.4%
Agilent Technologies, Inc.	3,452	512,553
Bio-Techne Corp.	2,310	184,638
Bruker Corp.(a)	2,110	145,717
Danaher Corp.	8,224	2,286,436
Thermo Fisher Scientific, Inc.	4,189	2,591,190
West Pharmaceutical Services, Inc.	1,144	343,383
Total Life Sciences Tools & Services		6,063,917
Machinery – 2.4%
AGCO Corp.(a)	2,101	205,604
Allison Transmission Holdings, Inc.	3,993	383,608
Caterpillar, Inc.	16,032	6,270,436
Cummins, Inc.	6,317	2,045,381
Deere & Co.	6,389	2,666,321
Donaldson Co., Inc.	5,103	376,091
Dover Corp.	3,808	730,146
Investments	Shares	Value
Flowserve Corp.	7,421	$383,591
Fortive Corp.	4,634	365,762
Graco, Inc.	3,767	329,650
Greenbrier Cos., Inc.	2,057	104,681
Hillenbrand, Inc.	3,350	93,130
IDEX Corp.	1,455	312,098
Illinois Tool Works, Inc.	15,376	4,029,588
Ingersoll Rand, Inc.	6,460	634,114
ITT, Inc.	3,553	531,209
John Bean Technologies Corp.(a)	1,669	164,413
Kennametal, Inc.	9,484	245,920
Lincoln Electric Holdings, Inc.	2,198	422,060
Mueller Industries, Inc.	5,579	413,404
Mueller Water Products, Inc., Class A	10,957	237,767
Nordson Corp.	965	253,438
Oshkosh Corp.	2,308	231,285
Otis Worldwide Corp.	14,133	1,468,984
PACCAR, Inc.	34,271	3,381,862
Parker-Hannifin Corp.	3,856	2,436,298
Snap-on, Inc.	3,131	907,082
Stanley Black & Decker, Inc.	8,353	919,916
Terex Corp.	1,966	104,021
Timken Co.	4,198	353,849
Toro Co.	3,407	295,489
Trinity Industries, Inc.	8,650	301,366
Westinghouse Air Brake Technologies Corp.	2,509	456,061
Xylem, Inc.	4,546	613,846
Total Machinery		32,668,471
Marine Transportation – 0.0%
Matson, Inc.	1,591	226,908
Media – 1.2%
Cable One, Inc.	271	94,793
Comcast Corp., Class A	274,900	11,482,573
Fox Corp., Class B	16,481	639,463
Gray Television, Inc.	4,594	24,624
Interpublic Group of Cos., Inc.	26,323	832,597
John Wiley & Sons, Inc., Class A	3,764	181,613
New York Times Co., Class A	4,335	241,329
News Corp., Class A	12,613	335,884
News Corp., Class B(a)	37	1,034
Nexstar Media Group, Inc.	2,133	352,692
Omnicom Group, Inc.	10,920	1,129,019
Sirius XM Holdings, Inc.	17,619	416,689
Total Media		15,732,310
Metals & Mining – 0.2%
Carpenter Technology Corp.	1,165	185,911
Commercial Metals Co.	4,335	238,252
Kaiser Aluminum Corp.	1,911	138,586
Nucor Corp.	4,925	740,424
Reliance, Inc.	2,209	638,865
Royal Gold, Inc.	1,995	279,898
See Notes to Financial Statements.

WisdomTree Trust    87

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Total Dividend Fund (DTD) September 30, 2024
Investments	Shares	Value
Steel Dynamics, Inc.	4,309	$543,279
U.S. Steel Corp.(a)	4,029	142,344
Total Metals & Mining		2,907,559
Multi-Utilities – 1.7%
Ameren Corp.	17,994	1,573,755
Avista Corp.	12,561	486,739
Black Hills Corp.	8,251	504,301
CenterPoint Energy, Inc.	24,814	730,028
CMS Energy Corp.	13,625	962,334
Consolidated Edison, Inc.	27,347	2,847,643
Dominion Energy, Inc.	77,528	4,480,343
DTE Energy Co.	10,477	1,345,352
NiSource, Inc.	23,546	815,869
Northwestern Energy Group, Inc.	10,102	578,036
Public Service Enterprise Group, Inc.	40,725	3,633,077
Sempra	30,403	2,542,603
Unitil Corp.	3,221	195,128
WEC Energy Group, Inc.	15,240	1,465,783
Total Multi-Utilities		22,160,991
Office REITs – 0.0%
Kilroy Realty Corp.	4,045	156,542
SL Green Realty Corp.	2,604	181,264
Total Office REITs		337,806
Oil, Gas & Consumable Fuels – 6.9%
Antero Midstream Corp.	58,820	885,241
APA Corp.	14,357	351,172
California Resources Corp.	4,605	241,624
Cheniere Energy, Inc.	5,385	968,438
Chesapeake Energy Corp.	6,074	499,587
Chevron Corp.	131,064	19,301,795
Chord Energy Corp.	4,512	587,598
Civitas Resources, Inc.	10,270	520,381
ConocoPhillips	39,450	4,153,296
Crescent Energy Co., Class A	12,540	137,313
CVR Energy, Inc.(a)	10,943	252,017
Delek U.S. Holdings, Inc.	5,074	95,138
Diamondback Energy, Inc.	6,866	1,183,698
DT Midstream, Inc.	7,547	593,647
EOG Resources, Inc.	42,444	5,217,641
EQT Corp.	23,096	846,237
Exxon Mobil Corp.	280,519	32,882,437
Granite Ridge Resources, Inc.	22,233	132,064
Hess Corp.	6,111	829,874
HF Sinclair Corp.	9,994	445,433
Kinetik Holdings, Inc.	5,198	235,261
Magnolia Oil & Gas Corp., Class A	9,241	225,665
Marathon Oil Corp.	16,983	452,257
Marathon Petroleum Corp.	19,361	3,154,101
Matador Resources Co.	2,818	139,266
Murphy Oil Corp.	8,261	278,726
New Fortress Energy, Inc.(a)	4,026	36,596
Investments	Shares	Value
Northern Oil & Gas, Inc.	8,119	$287,494
Occidental Petroleum Corp.	18,857	971,890
ONEOK, Inc.	47,922	4,367,132
Ovintiv, Inc.	13,191	505,347
PBF Energy, Inc., Class A	5,140	159,083
Peabody Energy Corp.(a)	5,773	153,215
Permian Resources Corp.	14,160	192,718
Phillips 66	21,215	2,788,712
Range Resources Corp.	6,277	193,081
Sitio Royalties Corp., Class A	8,038	167,512
SM Energy Co.	4,220	168,673
Targa Resources Corp.	7,598	1,124,580
Texas Pacific Land Corp.	402	355,665
Valero Energy Corp.	16,395	2,213,817
Viper Energy, Inc.	9,480	427,643
Williams Cos., Inc.	87,146	3,978,215
World Kinect Corp.	5,179	160,083
Total Oil, Gas & Consumable Fuels		92,861,363
Paper & Forest Products – 0.0%
Louisiana-Pacific Corp.	2,481	266,608
Sylvamo Corp.	2,462	211,363
Total Paper & Forest Products		477,971
Passenger Airlines – 0.1%
Delta Air Lines, Inc.	10,936	555,439
Southwest Airlines Co.(a)	25,181	746,113
Total Passenger Airlines		1,301,552
Personal Care Products – 0.2%
Edgewell Personal Care Co.	5,092	185,043
Inter Parfums, Inc.	1,972	255,335
Kenvue, Inc.	115,293	2,666,727
Nu Skin Enterprises, Inc., Class A	9,070	66,846
Total Personal Care Products		3,173,951
Pharmaceuticals – 4.4%
Bristol-Myers Squibb Co.	134,786	6,973,828
Eli Lilly & Co.	10,641	9,427,288
Johnson & Johnson	164,659	26,684,637
Merck & Co., Inc.	110,706	12,571,773
Organon & Co.	25,857	494,644
Viatris, Inc.	93,959	1,090,864
Zoetis, Inc.	9,233	1,803,944
Total Pharmaceuticals		59,046,978
Professional Services – 1.0%
Amentum Holdings, Inc.*	92	2,967
Automatic Data Processing, Inc.	15,287	4,230,371
Booz Allen Hamilton Holding Corp.	3,213	522,948
Broadridge Financial Solutions, Inc.	4,283	920,973
Concentrix Corp.(a)	2,235	114,544
Dun & Bradstreet Holdings, Inc.(a)	15,094	173,732
Equifax, Inc.	1,555	456,952
Exponent, Inc.	1,734	199,895

See Notes to Financial Statements.

88    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Total Dividend Fund (DTD) September 30, 2024
Investments	Shares	Value
Insperity, Inc.	2,307	$203,016
Jacobs Solutions, Inc.	2,092	273,843
KBR, Inc.	2,618	170,510
Korn Ferry	2,943	221,431
Leidos Holdings, Inc.	3,101	505,463
ManpowerGroup, Inc.	2,551	187,550
Maximus, Inc.	1,989	185,295
Paychex, Inc.	23,490	3,152,123
Paycom Software, Inc.	901	150,080
Resources Connection, Inc.	16,908	164,008
Robert Half, Inc.	3,416	230,273
Science Applications International Corp.	2,455	341,908
SS&C Technologies Holdings, Inc.	6,417	476,206
Verisk Analytics, Inc.	1,706	457,140
Total Professional Services		13,341,228
Real Estate Management & Development – 0.0%
Kennedy-Wilson Holdings, Inc.	54	597
Residential REITs – 0.6%
American Homes 4 Rent, Class A	6,741	258,787
AvalonBay Communities, Inc.	9,448	2,128,162
Camden Property Trust	2,926	361,449
Equity LifeStyle Properties, Inc.	3,887	277,299
Equity Residential	19,250	1,433,355
Essex Property Trust, Inc.	2,504	739,732
Invitation Homes, Inc.	18,336	646,527
Mid-America Apartment Communities, Inc.	5,243	833,113
Sun Communities, Inc.	3,475	469,646
UDR, Inc.	14,283	647,591
Total Residential REITs		7,795,661
Retail REITs – 0.9%
Agree Realty Corp.	2,456	185,011
Brixmor Property Group, Inc.	20,069	559,122
Federal Realty Investment Trust	4,815	553,581
Getty Realty Corp.	9,088	289,089
Kimco Realty Corp.	26,673	619,347
Macerich Co.	18	328
NNN REIT, Inc.	13,462	652,772
Realty Income Corp.	60,577	3,841,793
Regency Centers Corp.	4,593	331,753
Simon Property Group, Inc.	30,386	5,135,842
Tanger, Inc.	5,648	187,401
Total Retail REITs		12,356,039
Semiconductors & Semiconductor Equipment – 6.6%
Amkor Technology, Inc.	5,385	164,781
Analog Devices, Inc.	13,881	3,194,990
Applied Materials, Inc.	10,562	2,134,052
Broadcom, Inc.	189,049	32,610,952
KLA Corp.	2,115	1,637,877
Lam Research Corp.	2,211	1,804,353
Microchip Technology, Inc.	15,099	1,212,299
Investments	Shares	Value
Micron Technology, Inc.	11,244	$1,166,115
MKS Instruments, Inc.	1,651	179,480
Monolithic Power Systems, Inc.	601	555,625
NVIDIA Corp.	223,522	27,144,512
Power Integrations, Inc.	9	577
QUALCOMM, Inc.	35,625	6,058,031
Skyworks Solutions, Inc.	6,344	626,597
Teradyne, Inc.	1,905	255,137
Texas Instruments, Inc.	43,388	8,962,659
Universal Display Corp.	777	163,092
Total Semiconductors & Semiconductor Equipment		87,871,129
Software – 4.1%
Bentley Systems, Inc., Class B	3,833	194,755
Dolby Laboratories, Inc., Class A	1,453	111,198
Gen Digital, Inc.	21,589	592,186
InterDigital, Inc.	1,608	227,741
Intuit, Inc.	3,328	2,066,688
Microsoft Corp.	89,893	38,680,958
Oracle Corp.	54,052	9,210,461
Progress Software Corp.(a)	4,542	305,994
Roper Technologies, Inc.	1,279	711,687
Salesforce, Inc.	10,215	2,795,948
Total Software		54,897,616
Specialized REITs – 2.1%
American Tower Corp.	18,969	4,411,431
Crown Castle, Inc.	30,113	3,572,305
CubeSmart	15,847	853,044
Digital Realty Trust, Inc.	13,514	2,186,971
EPR Properties	5,605	274,869
Equinix, Inc.	2,491	2,211,086
Extra Space Storage, Inc.	12,204	2,199,039
Four Corners Property Trust, Inc.	8,913	261,240
Gaming & Leisure Properties, Inc.	17,289	889,519
Iron Mountain, Inc.	13,542	1,609,196
Lamar Advertising Co., Class A	6,262	836,603
National Storage Affiliates Trust	5,367	258,689
PotlatchDeltic Corp.	2,658	119,743
Public Storage	10,327	3,757,685
SBA Communications Corp.	1,406	338,424
VICI Properties, Inc.	111,302	3,707,470
Weyerhaeuser Co.	19,544	661,760
Total Specialized REITs		28,149,074
Specialty Retail – 3.3%
American Eagle Outfitters, Inc.	10,499	235,073
Bath & Body Works, Inc.	8,821	281,566
Best Buy Co., Inc.	15,977	1,650,424
Buckle, Inc.	4,985	219,191
Camping World Holdings, Inc., Class A(a)	2,665	64,546
Dick’s Sporting Goods, Inc.	2,846	593,960

See Notes to Financial Statements.

WisdomTree Trust    89

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Total Dividend Fund (DTD) September 30, 2024
Investments	Shares	Value
Gap, Inc.	17,621	$388,543
Guess?, Inc.(a)	6,328	127,383
Home Depot, Inc.	59,842	24,247,978
Lithia Motors, Inc.	655	208,054
Lowe’s Cos., Inc.	28,882	7,822,690
Murphy USA, Inc.(a)	226	111,389
Penske Automotive Group, Inc.	2,936	476,865
Ross Stores, Inc.	5,918	890,718
TJX Cos., Inc.	39,914	4,691,492
Tractor Supply Co.	3,771	1,097,097
Upbound Group, Inc.	6,994	223,738
Williams-Sonoma, Inc.	5,712	884,903
Winmark Corp.	296	113,347
Total Specialty Retail		44,328,957
Technology Hardware, Storage & Peripherals – 3.6%
Apple, Inc.	185,191	43,149,503
Dell Technologies, Inc., Class C	6,634	786,394
Hewlett Packard Enterprise Co.	49,841	1,019,747
HP, Inc.	54,857	1,967,720
NetApp, Inc.	9,523	1,176,186
Xerox Holdings Corp.	16,226	168,426
Total Technology Hardware, Storage & Peripherals		48,267,976
Textiles, Apparel & Luxury Goods – 0.4%
Carter’s, Inc.	4,040	262,519
Columbia Sportswear Co.	1,762	146,581
Kontoor Brands, Inc.	3,833	313,463
Levi Strauss & Co., Class A	7,394	161,189
NIKE, Inc., Class B	25,484	2,252,785
Oxford Industries, Inc.	1,459	126,583
Ralph Lauren Corp.	2,277	441,442
Steven Madden Ltd.	4,522	221,533
Tapestry, Inc.	15,018	705,546
Wolverine World Wide, Inc.	8,713	151,780
Total Textiles, Apparel & Luxury Goods		4,783,421
Tobacco – 1.9%
Altria Group, Inc.	174,736	8,918,525
Philip Morris International, Inc.	127,649	15,496,589
Universal Corp.	3,064	162,729
Vector Group Ltd.	23,333	348,128
Total Tobacco		24,925,971
Trading Companies & Distributors – 0.5%
Air Lease Corp.	4,873	220,698
Applied Industrial Technologies, Inc.	1,784	398,064
Fastenal Co.	30,601	2,185,523
GATX Corp.	1,270	168,212
Investments	Shares	Value
H&E Equipment Services, Inc.	2,581	$125,643
Herc Holdings, Inc.	1,329	211,882
MSC Industrial Direct Co., Inc., Class A	4,333	372,898
Rush Enterprises, Inc., Class A	5,555	293,471
United Rentals, Inc.	1,239	1,003,256
Watsco, Inc.	1,448	712,242
WESCO International, Inc.	796	133,712
WW Grainger, Inc.	1,158	1,202,942
Total Trading Companies & Distributors		7,028,543
Water Utilities – 0.1%
American States Water Co.	5,339	444,685
American Water Works Co., Inc.	5,936	868,081
Essential Utilities, Inc.	11,684	450,652
Total Water Utilities		1,763,418
Wireless Telecommunication Services – 0.7%
T-Mobile U.S., Inc.	43,612	8,999,772
Telephone & Data Systems, Inc.	7,382	171,632
Total Wireless Telecommunication Services		9,171,404
Total United States		1,334,962,268
Puerto Rico – 0.1%
Banks – 0.1%
First BanCorp	19,793	419,018
OFG Bancorp	8,411	377,822
Popular, Inc.	4,817	483,000
Total Puerto Rico		1,279,840
TOTAL COMMON STOCKS (Cost: $917,886,510)		1,336,242,108
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
United States – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(b) (Cost: $1,153,300)	1,153,300	1,153,300
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $919,039,810)		1,337,395,408
Other Assets less Liabilities – 0.1%		753,798
NET ASSETS – 100.0%		$1,338,149,206

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2024 (See Note 2). At September 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,949,899 and the total market value of the collateral held by the Fund was $7,073,218. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $5,919,918.

(b)  Rate shown represents annualized 7-day yield as of September 30, 2024.

See Notes to Financial Statements.

90    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree U.S. Total Dividend Fund (DTD) September 30, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,336,242,108	$—	$—	$1,336,242,108
Investment of Cash Collateral for Securities Loaned	—	1,153,300	—	1,153,300
Total Investments in Securities	$1,336,242,108	$1,153,300	$—	$1,337,395,408

See Notes to Financial Statements.

WisdomTree Trust    91

Schedule of Investments (unaudited) WisdomTree U.S. Value Fund (WTV) September 30, 2024
Investments	Shares	Value
COMMON STOCKS – 99.9%
United States – 99.9%
Aerospace & Defense – 3.0%
Lockheed Martin Corp.	5,532	$3,233,786
Northrop Grumman Corp.	3,313	1,749,496
RTX Corp.	29,019	3,515,942
Textron, Inc.	25,442	2,253,652
Total Aerospace & Defense		10,752,876
Air Freight & Logistics – 1.1%
Expeditors International of Washington, Inc.	22,911	3,010,506
FedEx Corp.	3,909	1,069,815
Total Air Freight & Logistics		4,080,321
Automobile Components – 0.8%
BorgWarner, Inc.	37,734	1,369,367
Lear Corp.	15,006	1,637,905
Total Automobile Components		3,007,272
Automobiles – 0.7%
General Motors Co.	53,139	2,382,753
Banks – 2.1%
Bank of America Corp.	33,919	1,345,906
Citigroup, Inc.	39,122	2,449,037
JPMorgan Chase & Co.	5,162	1,088,459
Wells Fargo & Co.	49,059	2,771,343
Total Banks		7,654,745
Beverages – 1.6%
Keurig Dr. Pepper, Inc.	50,521	1,893,527
Molson Coors Beverage Co., Class B	33,589	1,932,039
Monster Beverage Corp.*	41,024	2,140,222
Total Beverages		5,965,788
Biotechnology – 1.2%
Exelixis, Inc.*	57,713	1,497,652
United Therapeutics Corp.*	7,904	2,832,399
Total Biotechnology		4,330,051
Broadline Retail – 0.6%
eBay, Inc.	35,116	2,286,403
Building Products – 2.5%
AO Smith Corp.	14,491	1,301,727
Builders FirstSource, Inc.*	19,271	3,735,876
Carlisle Cos., Inc.	6,472	2,910,782
Masco Corp.	13,431	1,127,398
Total Building Products		9,075,783
Capital Markets – 5.7%
Ameriprise Financial, Inc.	5,880	2,762,483
Bank of New York Mellon Corp.	51,254	3,683,113
Goldman Sachs Group, Inc.	6,718	3,326,149
Morgan Stanley	22,550	2,350,612
Northern Trust Corp.	17,112	1,540,593
Investments	Shares	Value
Raymond James Financial, Inc.	14,385	$1,761,587
Stifel Financial Corp.	36,653	3,441,717
T Rowe Price Group, Inc.	16,480	1,795,166
Total Capital Markets		20,661,420
Chemicals – 1.2%
DuPont de Nemours, Inc.	26,869	2,394,297
Eastman Chemical Co.	18,169	2,034,019
Total Chemicals		4,428,316
Communications Equipment – 1.0%
Ciena Corp.*	31,684	1,951,418
Cisco Systems, Inc.	32,983	1,755,355
Total Communications Equipment		3,706,773
Construction & Engineering – 0.7%
WillScot Holdings Corp.*	71,542	2,689,979
Construction Materials – 0.7%
Eagle Materials, Inc.	8,579	2,467,749
Consumer Finance – 1.4%
American Express Co.	3,853	1,044,934
Synchrony Financial	83,341	4,157,049
Total Consumer Finance		5,201,983
Consumer Staples Distribution & Retail – 0.8%
Maplebear, Inc.*	33,146	1,350,368
Sysco Corp.	19,605	1,530,366
Total Consumer Staples Distribution & Retail		2,880,734
Containers & Packaging – 1.0%
Berry Global Group, Inc.	37,512	2,550,066
Graphic Packaging Holding Co.(a)	35,267	1,043,550
Total Containers & Packaging		3,593,616
Diversified Consumer Services – 1.0%
H&R Block, Inc.	38,058	2,418,586
Service Corp. International	15,539	1,226,493
Total Diversified Consumer Services		3,645,079
Electric Utilities – 0.9%
NRG Energy, Inc.	36,289	3,305,928
Electronic Equipment, Instruments & Components – 2.1%
Arrow Electronics, Inc.*	20,222	2,686,088
Jabil, Inc.	26,171	3,136,071
TD SYNNEX Corp.	14,866	1,785,109
Total Electronic Equipment, Instruments & Components		7,607,268
Energy Equipment & Services – 0.8%
Baker Hughes Co.	44,816	1,620,098
Halliburton Co.	42,478	1,233,986
Total Energy Equipment & Services		2,854,084
Financial Services – 6.8%
Corebridge Financial, Inc.	81,010	2,362,251
Corpay, Inc.*	5,143	1,608,525
Equitable Holdings, Inc.	90,448	3,801,529

See Notes to Financial Statements.

92    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Value Fund (WTV) September 30, 2024
Investments	Shares	Value
Fidelity National Information Services, Inc.	26,489	$2,218,454
Fiserv, Inc.*	11,621	2,087,713
Global Payments, Inc.	10,161	1,040,690
Jackson Financial, Inc., Class A	24,607	2,244,897
MGIC Investment Corp.	84,381	2,160,154
PayPal Holdings, Inc.*	36,600	2,855,898
Voya Financial, Inc.	35,006	2,773,175
WEX, Inc.*(a)	6,028	1,264,252
Total Financial Services		24,417,538
Food Products – 3.7%
Archer-Daniels-Midland Co.	41,409	2,473,774
General Mills, Inc.	26,499	1,956,951
Hershey Co.	5,018	962,352
Ingredion, Inc.	7,639	1,049,828
Kraft Heinz Co.	59,645	2,094,136
Mondelez International, Inc., Class A	18,821	1,386,543
Post Holdings, Inc.*	28,595	3,309,871
Total Food Products		13,233,455
Ground Transportation – 0.6%
CSX Corp.	59,486	2,054,052
Health Care Equipment & Supplies – 0.5%
Hologic, Inc.*	23,100	1,881,726
Health Care Providers & Services – 4.7%
Cardinal Health, Inc.	9,980	1,102,990
Centene Corp.*	14,121	1,063,029
Cigna Group	6,468	2,240,774
DaVita, Inc.*(a)	8,536	1,399,306
HCA Healthcare, Inc.	7,992	3,248,189
Labcorp Holdings, Inc.	9,876	2,207,088
McKesson Corp.	3,926	1,941,093
Tenet Healthcare Corp.*	6,344	1,054,373
Universal Health Services, Inc., Class B	11,220	2,569,492
Total Health Care Providers & Services		16,826,334
Health Care Technology – 0.4%
Doximity, Inc., Class A*(a)	30,037	1,308,712
Hotel & Resort REITs – 0.4%
Host Hotels & Resorts, Inc.	74,781	1,316,146
Hotels, Restaurants & Leisure – 4.4%
Booking Holdings, Inc.	504	2,122,908
Darden Restaurants, Inc.	5,264	863,980
Expedia Group, Inc.*	19,933	2,950,483
Hilton Worldwide Holdings, Inc.	5,300	1,221,650
Hyatt Hotels Corp., Class A(a)	9,001	1,369,952
Las Vegas Sands Corp.	25,137	1,265,397
Marriott International, Inc., Class A	6,634	1,649,212
McDonald’s Corp.	4,017	1,223,217
Vail Resorts, Inc.	10,871	1,894,707
Wynn Resorts Ltd.	14,907	1,429,283
Total Hotels, Restaurants & Leisure		15,990,789
Investments	Shares	Value
Household Durables – 2.0%
NVR, Inc.*	163	$1,599,323
PulteGroup, Inc.	9,106	1,306,984
Taylor Morrison Home Corp.*	18,004	1,264,961
Toll Brothers, Inc.	12,114	1,871,492
TopBuild Corp.*	2,887	1,174,461
Total Household Durables		7,217,221
Household Products – 0.2%
Kimberly-Clark Corp.	6,402	910,877
Independent Power & Renewable Electricity Producers – 2.8%
Vistra Corp.	84,250	9,986,995
Industrial Conglomerates – 0.4%
Honeywell International, Inc.	6,345	1,311,575
Insurance – 7.8%
Aflac, Inc.	25,141	2,810,764
American International Group, Inc.	34,709	2,541,740
Assurant, Inc.	7,759	1,542,955
Globe Life, Inc.	16,625	1,760,754
Hartford Financial Services Group, Inc.	28,504	3,352,355
MetLife, Inc.	39,984	3,297,880
Old Republic International Corp.	95,147	3,370,107
Primerica, Inc.	7,690	2,039,003
Principal Financial Group, Inc.	26,151	2,246,371
Prudential Financial, Inc.	22,280	2,698,108
Unum Group	39,570	2,352,041
Total Insurance		28,012,078
Interactive Media & Services – 0.8%
Match Group, Inc.*	78,428	2,967,716
IT Services – 1.7%
GoDaddy, Inc., Class A*	25,637	4,019,369
Twilio, Inc., Class A*	16,877	1,100,718
VeriSign, Inc.*	4,748	901,930
Total IT Services		6,022,017
Machinery – 2.2%
Caterpillar, Inc.	6,848	2,678,390
Deere & Co.	5,999	2,503,562
Illinois Tool Works, Inc.	5,510	1,444,006
Otis Worldwide Corp.	11,628	1,208,614
Total Machinery		7,834,572
Media – 3.0%
Comcast Corp., Class A	60,043	2,507,996
Fox Corp., Class A	94,454	3,998,238
Interpublic Group of Cos., Inc.	61,581	1,947,807
Omnicom Group, Inc.	24,491	2,532,124
Total Media		10,986,165
Metals & Mining – 1.5%
Nucor Corp.	9,359	1,407,032
Reliance, Inc.	4,595	1,328,920
Steel Dynamics, Inc.	22,656	2,856,468
Total Metals & Mining		5,592,420

See Notes to Financial Statements.

WisdomTree Trust    93

Schedule of Investments (unaudited) (concluded) WisdomTree U.S. Value Fund (WTV) September 30, 2024
Investments	Shares	Value
Oil, Gas & Consumable Fuels – 10.7%
Cheniere Energy, Inc.	13,850	$2,490,784
Chevron Corp.	19,347	2,849,233
ConocoPhillips	22,926	2,413,649
Devon Energy Corp.	50,412	1,972,117
Diamondback Energy, Inc.	10,856	1,871,574
EOG Resources, Inc.	14,386	1,768,471
Exxon Mobil Corp.	47,875	5,611,908
Kinder Morgan, Inc.	100,608	2,222,431
Marathon Oil Corp.	123,423	3,286,755
Marathon Petroleum Corp.	19,489	3,174,953
Occidental Petroleum Corp.	42,794	2,205,603
Ovintiv, Inc.	45,498	1,743,028
Phillips 66	22,112	2,906,622
Targa Resources Corp.	6,470	957,625
Valero Energy Corp.	23,616	3,188,868
Total Oil, Gas & Consumable Fuels		38,663,621
Pharmaceuticals – 0.6%
Viatris, Inc.	193,236	2,243,470
Professional Services – 1.3%
Paycom Software, Inc.	9,509	1,583,914
Robert Half, Inc.	16,323	1,100,334
Science Applications International Corp.	13,312	1,853,962
Total Professional Services		4,538,210
Retail REITs – 0.3%
Simon Property Group, Inc.	7,452	1,259,537
Software – 3.8%
AppLovin Corp., Class A*	66,643	8,700,244
CCC Intelligent Solutions Holdings, Inc.*	107,355	1,186,273
Dropbox, Inc., Class A*	64,182	1,632,148
Gen Digital, Inc.	74,792	2,051,544
Total Software		13,570,209
Specialty Retail – 4.1%
AutoNation, Inc.*	14,011	2,506,848
AutoZone, Inc.*	376	1,184,415
Investments	Shares	Value
Bath & Body Works, Inc.	65,279	$2,083,706
Best Buy Co., Inc.	23,062	2,382,304
Chewy, Inc., Class A*	40,621	1,189,789
Dick’s Sporting Goods, Inc.	6,791	1,417,282
Lowe’s Cos., Inc.	7,462	2,021,083
Murphy USA, Inc.	2,730	1,345,535
Ulta Beauty, Inc.*	1,619	629,985
Total Specialty Retail		14,760,947
Technology Hardware, Storage & Peripherals – 1.2%
HP, Inc.	40,356	1,447,570
NetApp, Inc.	22,267	2,750,197
Total Technology Hardware, Storage & Peripherals		4,197,767
Textiles, Apparel & Luxury Goods – 1.0%
Crocs, Inc.*	7,396	1,071,015
NIKE, Inc., Class B	10,817	956,223
Ralph Lauren Corp.	7,703	1,493,380
Total Textiles, Apparel & Luxury Goods		3,520,618
Tobacco – 0.9%
Altria Group, Inc.	66,877	3,413,402
Trading Companies & Distributors – 0.4%
WESCO International, Inc.	9,059	1,521,731
Wireless Telecommunication Services – 0.8%
T-Mobile U.S., Inc.	13,675	2,821,973
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $307,318,543)		360,960,794
Other Assets less Liabilities – 0.1%		373,852
NET ASSETS – 100.0%		$361,334,646

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2024 (See Note 2). At September 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,519,237 and the total market value of the collateral held by the Fund was $4,632,755, which was entirely composed of non-cash U.S. Government securities.
FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$360,960,794	$—	$—	$360,960,794
Total Investments in Securities	$360,960,794	$—	$—	$360,960,794

See Notes to Financial Statements.

94    WisdomTree Trust

Statements of Assets and Liabilities (unaudited) WisdomTree Trust September 30, 2024
	WisdomTree U.S. AI Enhanced Value Fund	WisdomTree U.S. High Dividend Fund	WisdomTree U.S. LargeCap Dividend Fund	WisdomTree U.S. LargeCap Fund	WisdomTree U.S. MidCap Dividend Fund
ASSETS:
Investments in securities, at cost	$371,550,757	$1,004,867,691	$2,981,690,510	$719,584,805	$3,081,312,415
Investment in affiliates, at cost (Note 3)	—	—	6,932,780	683,201	—
Investments in securities, at value[1,2] (Note 2)	405,323,404	1,153,075,488	4,302,871,059	1,000,067,877	3,847,710,788
Investment in affiliates, at value (Note 3)	—	—	7,289,135	779,009	—
Cash	1,636,551	777,697	2,654,369	283,990	2,468,258
Receivables:
Investment securities sold	—	—	170,904	—	1,441,638
Dividends	768,924	3,023,575	4,305,747	504,981	4,831,145
Securities lending	36,720	5,189	73,722	11,768	26,137
Total Assets	407,765,599	1,156,881,949	4,317,364,936	1,001,647,625	3,856,477,966
LIABILITIES:
Payables:
Cash collateral received for securities loaned (Note 2)	1,274,530	2,054,797	1,222,204	—	108,274,632
Investment securities purchased	—	—	—	—	4,962,149
Advisory fees (Note 3)	124,663	356,564	975,378	63,887	1,145,386
Service fees (Note 2)	1,443	4,129	15,341	3,514	13,266
Total Liabilities	1,400,636	2,415,490	2,212,923	67,401	114,395,433
NET ASSETS	$406,364,963	$1,154,466,459	$4,315,152,013	$1,001,580,224	$3,742,082,533
NET ASSETS:
Paid-in capital	$472,667,699	$1,160,035,243	$3,205,866,958	$794,668,368	$3,486,654,680
Total distributable earnings (loss)	(66,302,736)	(5,568,784)	1,109,285,055	206,911,856	255,427,853
NET ASSETS	$406,364,963	$1,154,466,459	$4,315,152,013	$1,001,580,224	$3,742,082,533
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	3,650,000	12,300,000	54,900,000	16,700,000	73,150,000
Net asset value per share	$111.33	$93.86	$78.60	$59.97	$51.16
[1] Includes market value of securities out on loan of:	$5,853,676	$19,200,865	$1,210,812	$1,337,070	$281,816,196
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust    95

Statements of Assets and Liabilities (unaudited) (continued) WisdomTree Trust September 30, 2024
	WisdomTree U.S. MidCap Fund	WisdomTree U.S. MidCap Quality Growth Fund	WisdomTree U.S. Multifactor Fund	WisdomTree U.S. Quality Dividend Growth Fund	WisdomTree U.S. Quality Growth Fund
ASSETS:
Investments in securities, at cost	$676,157,980	$1,365,551	$291,826,465	$11,114,673,677	$427,543,753
Investment in affiliates, at cost (Note 3)	2,787	—	—	—	—
Investments in securities, at value[1,2] (Note 2)	816,744,748	1,378,977	333,094,879	14,627,516,067	499,881,749
Investment in affiliates, at value (Note 3)	3,681	—	—	—	—
Cash	238,767	1,607	256,695	11,318,688	190,200
Receivables:
Investment securities sold	3,819,991	—	—	—	—
Dividends	621,167	233	188,624	7,350,004	33,589
Securities lending	9,910	710	23	4,258	—
Total Assets	821,438,264	1,381,527	333,540,221	14,646,189,017	500,105,538
LIABILITIES:
Payables:
Cash collateral received for securities loaned (Note 2)	10,910,004	—	1,034,517	23,185,627	—
Investment securities purchased	4,009,372	—	—	—	—
Advisory fees (Note 3)	245,894	419	74,127	3,290,748	109,200
Service fees (Note 2)	2,850	5	1,165	51,712	1,716
Total Liabilities	15,168,120	424	1,109,809	26,528,087	110,916
NET ASSETS	$806,270,144	$1,381,103	$332,430,412	$14,619,660,930	$499,994,622
NET ASSETS:
Paid-in capital	$766,262,222	$1,230,169	$311,688,700	$11,538,473,314	$422,488,408
Total distributable earnings (loss)	40,007,922	150,934	20,741,712	3,081,187,616	77,506,214
NET ASSETS	$806,270,144	$1,381,103	$332,430,412	$14,619,660,930	$499,994,622
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	12,950,000	50,000	6,800,000	175,750,000	10,950,000
Net asset value per share	$62.26	$27.62	$48.89	$83.18	$45.66
[1] Includes market value of securities out on loan of:	$96,292,036	$6,906	$1,013,607	$55,876,175	—
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

96    WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (continued) WisdomTree Trust September 30, 2024
	WisdomTree U.S. SmallCap Dividend Fund	WisdomTree U.S. SmallCap Fund	WisdomTree U.S. SmallCap Quality Dividend Growth Fund	WisdomTree U.S. SmallCap Quality Growth Fund	WisdomTree U.S. Total Dividend Fund
ASSETS:
Investments in securities, at cost	$1,845,960,433	$589,934,121	$380,060,538	$5,891,445	$919,039,810
Investment in affiliates, at cost (Note 3)	312,068	17,169	—	—	—
Investments in securities, at value[1,2] (Note 2)	2,132,216,669	652,442,307	430,976,033	6,255,591	1,337,395,408
Investment in affiliates, at value (Note 3)	337,151	20,510	—	—	—
Cash	1,658,342	359,908	140,121	6,915	739,342
Receivables:
Investment securities sold	—	—	—	—	64,492
Capital shares sold	—	—	2,059,581	—	—
Dividends	3,218,194	447,507	368,898	1,804	1,386,050
Securities lending	53,947	14,071	4,623	71	22,967
Total Assets	2,137,484,303	653,284,303	433,549,256	6,264,381	1,339,608,259
LIABILITIES:
Payables:
Cash collateral received for securities loaned (Note 2)	90,534,627	20,923,661	13,010,165	161,730	1,153,300
Investment securities purchased	—	—	2,059,516	—	—
Advisory fees (Note 3)	627,188	193,562	124,865	1,845	301,023
Service fees (Note 2)	7,263	2,241	1,446	21	4,730
Total Liabilities	91,169,078	21,119,464	15,195,992	163,596	1,459,053
NET ASSETS	$2,046,315,225	$632,164,839	$418,353,264	$6,100,785	$1,338,149,206
NET ASSETS:
Paid-in capital	$2,167,501,478	$641,600,437	$401,070,364	$5,758,203	$1,040,301,944
Total distributable earnings (loss)	(121,186,253)	(9,435,598)	17,282,900	342,582	297,847,262
NET ASSETS	$2,046,315,225	$632,164,839	$418,353,264	$6,100,785	$1,338,149,206
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	59,450,000	12,000,000	8,125,000	225,000	17,450,000
Net asset value per share	$34.42	$52.68	$51.49	$27.11	$76.68
1 Includes market value of securities out on loan of:	$270,562,508	$88,357,320	$38,933,037	$225,124	$6,949,899
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust    97

Statements of Assets and Liabilities (unaudited) (concluded) WisdomTree Trust September 30, 2024
WisdomTree U.S. Value Fund
ASSETS:
Investments in securities, at cost	$307,318,543
Investments in securities, at value[1] (Note 2)	360,960,794
Cash	144,516
Receivables:
Dividends	264,536
Securities lending	257
Total Assets	361,370,103
LIABILITIES:
Payables:
Advisory fees (Note 3)	34,203
Service fees (Note 2)	1,254
Total Liabilities	35,457
NET ASSETS	$361,334,646
NET ASSETS:
Paid-in capital	$318,395,592
Total distributable earnings (loss)	42,939,054
NET ASSETS	$361,334,646
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	4,520,000
Net asset value per share	$79.94
[1] Includes market value of securities out on loan of:	$4,519,237

See Notes to Financial Statements.

98    WisdomTree Trust

Statements of Operations (unaudited) WisdomTree Trust For the Six Months Ended September 30, 2024
	WisdomTree U.S. AI Enhanced Value Fund	WisdomTree U.S. High Dividend Fund	WisdomTree U.S. LargeCap Dividend Fund	WisdomTree U.S. LargeCap Fund	WisdomTree U.S. MidCap Dividend Fund
INVESTMENT INCOME:
Dividends	$4,947,562	$23,654,146	$48,516,990	$7,627,717	$49,618,573
Dividends from affiliates (Note 3)	—	—	51,601	31,377	54,258
Interest	12,611	5,990	20,835	5,862	22,988
Securities lending income, net (Note 2)	277,341	18,842	544,242	80,822	113,100
Less: Foreign withholding taxes on dividends	—	(2,957)	—	—	(15,525)
Total investment income	5,237,514	23,676,021	49,133,668	7,745,778	49,793,394
EXPENSES:
Advisory fees (Note 3)	726,015	2,079,053	5,673,537	365,262	6,785,899
Service fees (Note 2)	8,407	24,073	89,156	20,089	78,574
Total expenses	734,422	2,103,126	5,762,693	385,351	6,864,473
Expense waivers (Note 3)	—	—	(2,074)	—	(3,505)
Net expenses	734,422	2,103,126	5,760,619	385,351	6,860,968
Net investment income	4,503,092	21,572,895	43,373,049	7,360,427	42,932,426
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	26,371,759	(4,524,450)	(10,445,578)	(236,064)	1,572,635
Investment transactions in affiliates (Note 3)	—	—	214,582	37,167	235,304
In-kind redemptions	1,693,196	5,224,883	98,199,824	1,313,457	29,775,023
Net realized gain	28,064,955	700,433	87,968,828	1,114,560	31,582,962
Net increase in unrealized appreciation/depreciation:
Investment transactions	6,711,718	89,461,381	264,528,399	73,312,377	139,079,372
Investment transactions in affiliates (Note 3)	—	—	332,417	8,270	—
Net increase in unrealized appreciation/depreciation	6,711,718	89,461,381	264,860,816	73,320,647	139,079,372
Net realized and unrealized gain on investments	34,776,673	90,161,814	352,829,644	74,435,207	170,662,334
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$39,279,765	$111,734,709	$396,202,693	$81,795,634	$213,594,760
See Notes to Financial Statements.

WisdomTree Trust    99

Statements of Operations (unaudited) (continued) WisdomTree Trust For the Six Months Ended September 30, 2024
	WisdomTree U.S. MidCap Fund	WisdomTree U.S. MidCap Quality Growth Fund	WisdomTree U.S. Multifactor Fund	WisdomTree U.S. Quality Dividend Growth Fund	WisdomTree U.S. Quality Growth Fund
INVESTMENT INCOME:
Dividends	$6,402,014	$9,652	$2,375,482	$126,260,545	$1,141,570
Dividends from affiliates (Note 3)	26,871	—	—	—	—
Interest	6,151	—	4,509	105,902	1,612
Securities lending income, net (Note 2)	37,121	4,473	34	18,202	—
Less: Foreign withholding taxes on dividends	(1,949)	—	—	—	—
Total investment income	6,470,208	14,125	2,380,025	126,384,649	1,143,182
EXPENSES:
Advisory fees (Note 3)	1,492,122	4,168	425,370	18,727,922	593,388
Service fees (Note 2)	17,277	48	6,684	294,296	9,325
Total expenses	1,509,399	4,216	432,054	19,022,218	602,713
Expense waivers (Note 3)	(1,723)	—	—	—	—
Net expenses	1,507,676	4,216	432,054	19,022,218	602,713
Net investment income	4,962,532	9,909	1,947,971	107,362,431	540,469
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	4,773,419	(19,683)	(6,542,798)	43,215,141	(2,133,069)
Investment transactions in affiliates (Note 3)	194,116	—	—	—	—
In-kind redemptions	8,899,929	147,367	21,708,114	103,157,428	7,185,689
Futures contracts	—	—	63,784	—	—
Net realized gain	13,867,464	127,684	15,229,100	146,372,569	5,052,620
Net increase (decrease) in unrealized appreciation/depreciation:
Investment transactions	239,057	(294,629)	1,059,058	1,066,281,900	39,107,658
Investment transactions in affiliates (Note 3)	(157,952)	—	—	—	—
Net increase (decrease) in unrealized appreciation/depreciation	81,105	(294,629)	1,059,058	1,066,281,900	39,107,658
Net realized and unrealized gain (loss) on investments	13,948,569	(166,945)	16,288,158	1,212,654,469	44,160,278
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,911,101	$(157,036)	$18,236,129	$1,320,016,900	$44,700,747

See Notes to Financial Statements.

100    WisdomTree Trust

Statements of Operations (unaudited) (continued) WisdomTree Trust For the Six Months Ended September 30, 2024
	WisdomTree U.S. SmallCap Dividend Fund	WisdomTree U.S. SmallCap Fund	WisdomTree U.S. SmallCap Quality Dividend Growth Fund	WisdomTree U.S. SmallCap Quality Growth Fund	WisdomTree U.S. Total Dividend Fund
INVESTMENT INCOME:
Dividends	$35,042,202	$5,846,658	$5,197,412	$21,278	$15,353,260
Dividends from affiliates (Note 3)	5,722	2,259	—	—	—
Interest	17,347	4,245	4,370	—	13,983
Securities lending income, net (Note 2)	265,997	116,795	16,566	218	172,779
Less: Foreign withholding taxes on dividends	(20,910)	(1,728)	—	—	(1,642)
Total investment income	35,310,358	5,968,229	5,218,348	21,496	15,538,380
EXPENSES:
Advisory fees (Note 3)	3,677,186	1,162,899	702,799	7,529	1,742,123
Service fees (Note 2)	42,578	13,465	8,138	88	27,376
Total expenses	3,719,764	1,176,364	710,937	7,617	1,769,499
Expense waivers (Note 3)	(612)	(147)	—	—	—
Net expenses	3,719,152	1,176,217	710,937	7,617	1,769,499
Net investment income	31,591,206	4,792,012	4,507,411	13,879	13,768,881
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	(15,351,333)	607,733	1,889,937	(107,995)	931,971
Investment transactions in affiliates (Note 3)	(24,818)	2,334	—	—	—
In-kind redemptions	16,628,139	8,849,287	1,470,159	70,967	3,348,127
Net realized gain (loss)	1,251,988	9,459,354	3,360,096	(37,028)	4,280,098
Net increase (decrease) in unrealized appreciation/depreciation:
Investment transactions	98,488,693	21,118,439	11,591,112	303,654	99,273,560
Investment transactions in affiliates (Note 3)	(34,256)	(23,717)	—	—	—
Net increase in unrealized appreciation/depreciation	98,454,437	21,094,722	11,591,112	303,654	99,273,560
Net realized and unrealized gain on investments	99,706,425	30,554,076	14,951,208	266,626	103,553,658
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$131,297,631	$35,346,088	$19,458,619	$280,505	$117,322,539

See Notes to Financial Statements.

WisdomTree Trust 101

Statements of Operations (unaudited) (concluded) WisdomTree Trust For the Six Months Ended September 30, 2024
WisdomTree U.S. Value Fund
INVESTMENT INCOME:
Dividends	$3,095,532
Interest	4,103
Securities lending income, net (Note 2)	1,194
Total investment income	3,100,829
EXPENSES:
Advisory fees (Note 3)	190,917
Service fees (Note 2)	7,000
Total expenses	197,917
Net investment income	2,902,912
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	(2,876,508)
In-kind redemptions	7,422,034
Net realized gain	4,545,526
Net increase in unrealized appreciation/depreciation	17,263,454
Net realized and unrealized gain on investments	21,808,980
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,711,892

See Notes to Financial Statements.

102 WisdomTree Trust

Statements of Changes in Net Assets WisdomTree Trust
	WisdomTree U.S. AI Enhanced Value Fund		WisdomTree U.S. High Dividend Fund		WisdomTree U.S. LargeCap Dividend Fund
	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$4,503,092	$9,576,335	$21,572,895	$48,234,849	$43,373,049	$89,431,703
Net realized gain (loss) on investments	28,064,955	(11,167,968)	700,433	(17,820,239)	87,968,828	183,042,243
Net increase in unrealized appreciation/depreciation on investments	6,711,718	50,518,694	89,461,381	57,508,994	264,860,816	393,395,007
Net increase in net assets resulting from operations	39,279,765	48,927,061	111,734,709	87,923,604	396,202,693	665,868,953
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(4,258,875)	(9,644,875)	(22,965,000)	(46,034,088)	(45,220,500)	(87,184,000)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	7,385,328	2,392,093	—	126,562,641	139,655,494	479,309,291
Cost of shares redeemed	(15,216,520)	(58,865,569)	(34,510,245)	(405,345,333)	(189,147,423)	(514,740,098)
Net decrease in net assets resulting from capital share transactions	(7,831,192)	(56,473,476)	(34,510,245)	(278,782,692)	(49,491,929)	(35,430,807)
Net Increase (Decrease) in Net Assets	27,189,698	(17,191,290)	54,259,464	(236,893,176)	301,490,264	543,254,146
NET ASSETS:
Beginning of period	$379,175,265	$396,366,555	$1,100,206,995	$1,337,100,171	$4,013,661,749	$3,470,407,603
End of period	$406,364,963	$379,175,265	$1,154,466,459	$1,100,206,995	$4,315,152,013	$4,013,661,749
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	3,725,000	4,325,000	12,700,000	16,250,000	55,600,000	56,100,000
Shares created	75,000	25,000	—	1,550,000	1,900,000	7,400,000
Shares redeemed	(150,000)	(625,000)	(400,000)	(5,100,000)	(2,600,000)	(7,900,000)
Shares outstanding, end of period	3,650,000	3,725,000	12,300,000	12,700,000	54,900,000	55,600,000
See Notes to Financial Statements.

WisdomTree Trust    103

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree U.S. LargeCap Fund		WisdomTree U.S. MidCap Dividend Fund		WisdomTree U.S. MidCap Fund
	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$7,360,427	$13,030,571	$42,932,426	$87,783,656	$4,962,532	$10,611,847
Net realized gain on investments	1,114,560	15,410,948	31,582,962	100,796,401	13,867,464	29,761,685
Net increase in unrealized appreciation/depreciation on investments	73,320,647	160,036,361	139,079,372	493,614,763	81,105	126,479,052
Net increase in net assets resulting from operations	81,795,634	188,477,880	213,594,760	682,194,820	18,911,101	166,852,584
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(7,307,750)	(13,196,000)	(42,862,500)	(87,033,724)	(4,839,000)	(10,749,500)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	79,241,109	96,388,715	27,053,908	368,472,134	—	135,096,251
Cost of shares redeemed	(2,896,999)	(79,557,122)	(113,821,657)	(525,518,367)	(35,494,185)	(180,198,918)
Net increase (decrease) in net assets resulting from capital share transactions	76,344,110	16,831,593	(86,767,749)	(157,046,233)	(35,494,185)	(45,102,667)
Net Increase (Decrease) in Net Assets	150,831,994	192,113,473	83,964,511	438,114,863	(21,422,084)	111,000,417
NET ASSETS:
Beginning of period	$850,748,230	$658,634,757	$3,658,118,022	$3,220,003,159	$827,692,228	$716,691,811
End of period	$1,001,580,224	$850,748,230	$3,742,082,533	$3,658,118,022	$806,270,144	$827,692,228
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	15,350,000	15,050,000	74,950,000	78,500,000	13,550,000	14,400,000
Shares created	1,400,000	1,950,000	550,000	8,400,000	—	2,450,000
Shares redeemed	(50,000)	(1,650,000)	(2,350,000)	(11,950,000)	(600,000)	(3,300,000)
Shares outstanding, end of period	16,700,000	15,350,000	73,150,000	74,950,000	12,950,000	13,550,000

See Notes to Financial Statements.

104    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree U.S. MidCap Quality Growth Fund		WisdomTree U.S. Multifactor Fund		WisdomTree U.S. Quality Dividend Growth Fund
	For the Six Months Ended September 30, 2024 (unaudited)	For the Period January 25, 2024* through March 31, 2024	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$9,909	$3,452	$1,947,971	$3,836,928	$107,362,431	$186,320,070
Net realized gain (loss) on investments and futures contracts	127,684	(3,537)	15,229,100	23,584,001	146,372,569	498,492,097
Net increase (decrease) in unrealized appreciation/depreciation on investments	(294,629)	308,055	1,059,058	32,536,228	1,066,281,900	1,704,745,882
Net increase (decrease) in net assets resulting from operations	(157,036)	307,970	18,236,129	59,957,157	1,320,016,900	2,389,558,049
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	—	—	(2,052,250)	(3,764,250)	(107,634,000)	(186,113,500)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	3,879,478	121,038,309	126,083,309	1,067,620,747	4,572,299,322
Cost of shares redeemed	(2,649,310)	(99)	(96,721,816)	(152,910,032)	(361,929,896)	(2,201,065,814)
Net increase (decrease) in net assets resulting from capital share transactions	(2,649,310)	3,879,379	24,316,493	(26,826,723)	705,690,851	2,371,233,508
Net Increase (Decrease) in Net Assets	(2,806,346)	4,187,349	40,500,372	29,366,184	1,918,073,751	4,574,678,057
NET ASSETS:
Beginning of period	$4,187,449	$100	$291,930,040	$262,563,856	$12,701,587,179	$8,126,909,122
End of period	$1,381,103	$4,187,449	$332,430,412	$291,930,040	$14,619,660,930	$12,701,587,179
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	150,000	4	6,275,000	7,000,000	166,650,000	130,350,000
Shares created	—	150,000	2,625,000	3,000,000	13,750,000	68,000,000
Shares redeemed	(100,000)	(4)	(2,100,000)	(3,725,000)	(4,650,000)	(31,700,000)
Shares outstanding, end of period	50,000	150,000	6,800,000	6,275,000	175,750,000	166,650,000

*     Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

WisdomTree Trust    105

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree U.S. Quality Growth Fund		WisdomTree U.S. SmallCap Dividend Fund		WisdomTree U.S. SmallCap Fund
	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$540,469	$235,088	$31,591,206	$53,848,632	$4,792,012	$8,076,868
Net realized gain on investments	5,052,620	1,243,607	1,251,988	54,045,285	9,459,354	14,142,203
Net increase in unrealized appreciation/depreciation on investments	39,107,658	32,943,614	98,454,437	200,052,740	21,094,722	71,428,676
Net increase in net assets resulting from operations	44,700,747	34,422,309	131,297,631	307,946,657	35,346,088	93,647,747
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	—	(123,000)	(32,186,750)	(52,081,069)	(4,702,000)	(8,097,830)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	131,216,879	326,524,836	30,517,938	218,376,026	—	77,369,133
Cost of shares redeemed	(25,255,563)	(14,330,951)	(79,752,092)	(334,484,277)	(47,294,042)	(84,869,482)
Net increase (decrease) in net assets resulting from capital share transactions	105,961,316	312,193,885	(49,234,154)	(116,108,251)	(47,294,042)	(7,500,349)
Net Increase (Decrease) in Net Assets	150,662,063	346,493,194	49,876,727	139,757,337	(16,649,954)	78,049,568
NET ASSETS:
Beginning of period	$349,332,559	$2,839,365	$1,996,438,498	$1,856,681,161	$648,814,793	$570,765,225
End of period	$499,994,622	$349,332,559	$2,046,315,225	$1,996,438,498	$632,164,839	$648,814,793
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	8,500,000	100,000	61,050,000	65,000,000	12,950,000	13,200,000
Shares created	3,025,000	8,825,000	900,000	7,150,000	—	1,650,000
Shares redeemed	(575,000)	(425,000)	(2,500,000)	(11,100,000)	(950,000)	(1,900,000)
Shares outstanding, end of period	10,950,000	8,500,000	59,450,000	61,050,000	12,000,000	12,950,000

See Notes to Financial Statements.

106    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree U.S. SmallCap Quality Dividend Growth Fund		WisdomTree U.S. SmallCap Quality Growth Fund		WisdomTree U.S. Total Dividend Fund
	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (unaudited)	For the Period January 25, 2024* through March 31, 2024	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$4,507,411	$6,678,374	$13,879	$1,944	$13,768,881	$28,061,790
Net realized gain (loss) on investments	3,360,096	9,149,557	(37,028)	(359)	4,280,098	51,083,318
Net increase in unrealized appreciation/depreciation on investments	11,591,112	45,130,468	303,654	60,492	99,273,560	127,478,453
Net increase in net assets resulting from operations	19,458,619	60,958,399	280,505	62,077	117,322,539	206,623,561
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(4,458,050)	(6,675,150)	—	—	(14,053,750)	(27,138,000)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	62,206,190	129,464,343	5,145,265	1,250,000	18,218,178	108,406,714
Cost of shares redeemed	(6,674,457)	(61,551,198)	(637,063)	(99)	(7,311,101)	(141,706,706)
Net increase (decrease) in net assets resulting from capital share transactions	55,531,733	67,913,145	4,508,202	1,249,901	10,907,077	(33,299,992)
Net Increase in Net Assets	70,532,302	122,196,394	4,788,707	1,311,978	114,175,866	146,185,569
NET ASSETS:
Beginning of period	$347,820,962	$225,624,568	$1,312,078	$100	$1,223,973,340	$1,077,787,771
End of period	$418,353,264	$347,820,962	$6,100,785	$1,312,078	$1,338,149,206	$1,223,973,340
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	7,005,000	5,425,000	50,000	4	17,300,000	17,800,000
Shares created	1,260,000	2,950,000	200,000	50,000	250,000	1,750,000
Shares redeemed	(140,000)	(1,370,000)	(25,000)	(4)	(100,000)	(2,250,000)
Shares outstanding, end of period	8,125,000	7,005,000	225,000	50,000	17,450,000	17,300,000

*   Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.
See Notes to Financial Statements.

WisdomTree Trust    107

Statements of Changes in Net Assets (concluded) WisdomTree Trust
	WisdomTree U.S. Value Fund
	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$2,902,912	$3,441,746
Net realized gain on investments	4,545,526	18,934,169
Net increase in unrealized appreciation/depreciation on investments	17,263,454	31,931,551
Net increase in net assets resulting from operations	24,711,892	54,307,466
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(2,949,250)	(3,370,724)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	95,595,128	141,980,130
Cost of shares redeemed	(33,168,834)	(62,985,076)
Net increase in net assets resulting from capital share transactions	62,426,294	78,995,054
Net Increase in Net Assets	84,188,936	129,931,796
NET ASSETS:
Beginning of period	$277,145,710	$147,213,914
End of period	$361,334,646	$277,145,710
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	3,670,000	2,510,000
Shares created	1,300,000	2,130,000
Shares redeemed	(450,000)	(970,000)
Shares outstanding, end of period	4,520,000	3,670,000

See Notes to Financial Statements.

108    WisdomTree Trust

Financial Highlights WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree U.S. AI Enhanced Value Fund	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022[1]	For the Year Ended March 31, 2021[1]	For the Year Ended March 31, 2020[1]
Net asset value, beginning of period	$101.79	$91.65	$99.02	$94.15	$64.64	$85.52
Investment operations:
Net investment income[2]	1.22	2.35	2.01	2.70	2.67	3.11
Net realized and unrealized gain (loss)	9.48	10.19	(7.31)	4.95	29.49	(20.83)
Total from investment operations	10.70	12.54	(5.30)	7.65	32.16	(17.72)
Dividends to shareholders:
Net investment income	(1.16)	(2.40)	(2.07)	(2.78)	(2.65)	(3.16)
Net asset value, end of period	$111.33	$101.79	$91.65	$99.02	$94.15	$64.64
TOTAL RETURN[3]	10.58%	13.93%	(5.25)%	8.19%	50.69%	(21.49)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$406,365	$379,175	$396,367	$492,636	$555,491	$543,010
Ratios to average net assets of:
Expenses	0.38%[4]	0.38%	0.38%	0.38%[5,6]	0.38%[5,6]	0.38%[5,6]
Net investment income	2.36%[4]	2.53%	2.17%	2.76%	3.40%	3.61%
Portfolio turnover rate[7]	62%	127%	150%	96%[8,9]	47%	46%
WisdomTree U.S. High Dividend Fund	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020
Net asset value, beginning of period	$86.63	$82.28	$87.98	$76.26	$56.58	$72.49
Investment operations:
Net investment income[2]	1.73	3.40	3.26	2.88	2.71	2.65
Net realized and unrealized gain (loss)	7.34	4.23	(5.45)	11.30	19.94	(15.81)
Total from investment operations	9.07	7.63	(2.19)	14.18	22.65	(13.16)
Dividends to shareholders:
Net investment income	(1.84)	(3.28)	(3.51)	(2.46)	(2.97)	(2.75)
Net asset value, end of period	$93.86	$86.63	$82.28	$87.98	$76.26	$56.58
TOTAL RETURN[3]	10.63%	9.68%	(2.49)%	18.96%	40.97%	(18.99)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,154,466	$1,100,207	$1,337,100	$1,024,960	$774,034	$678,935
Ratios to average net assets of:
Expenses	0.38%[4]	0.38%[5,6]	0.38%[5,6]	0.38%[5,6]	0.38%[5,6]	0.38%[5,6]
Net investment income	3.94%[4]	4.23%	3.84%	3.56%	4.13%	3.63%
Portfolio turnover rate[7]	2%	30%	47%	38%	43%	39%

1   The information reflects the investment objective and strategy of the WisdomTree U.S. Dividend ex-Financials Fund through January 17, 2022 and the investment objective and strategy of the WisdomTree U.S. AI Enhanced Value Fund thereafter.

2   Based on average shares outstanding.

3   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

4   Annualized.

5   Does not include expenses of the underlying investment companies in which the Fund invests.

6   The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

7   Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

8   The increase in the portfolio turnover rate was primarily a result of the change in investment objective and strategy on January 18, 2022.

9   On January 7, 2022, Voya Investment Management Co., LLC replaced Mellon Investments Corporation as sub-advisor to the Fund.

See Notes to Financial Statements.

WisdomTree Trust    109

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree U.S. LargeCap Dividend Fund	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022[1]	For the Year Ended March 31, 2021[1]	For the Year Ended March 31, 2020[1]
Net asset value, beginning of period	$72.19	$61.86	$65.66	$57.27	$40.47	$47.11
Investment operations:
Net investment income[2]	0.79	1.60	1.59	1.42	1.36	1.36
Net realized and unrealized gain (loss)	6.44	10.30	(3.74)	8.33	16.79	(6.64)
Total from investment operations	7.23	11.90	(2.15)	9.75	18.15	(5.28)
Dividends to shareholders:
Net investment income	(0.82)	(1.57)	(1.65)	(1.36)	(1.35)	(1.36)
Net asset value, end of period	$78.60	$72.19	$61.86	$65.66	$57.27	$40.47
TOTAL RETURN[3]	10.09%	19.57%	(3.22)%	17.16%	45.40%	(11.62)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,315,152	$4,013,662	$3,470,408	$3,427,240	$2,823,467	$1,849,693
Ratios to average net assets of:
Expenses[4,5]	0.28%[6]	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	2.14%[6]	2.49%	2.58%	2.28%	2.73%	2.76%
Portfolio turnover rate[7]	3%	15%	20%	19%	20%	13%
WisdomTree U.S. LargeCap Fund	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020
Net asset value, beginning of period	$55.42	$43.76	$48.23	$43.29	$28.10	$31.77
Investment operations:
Net investment income[2]	0.46	0.87	0.84	0.78	0.73	0.73
Net realized and unrealized gain (loss)	4.54	11.67	(4.48)	4.92	15.19	(3.72)
Total from investment operations	5.00	12.54	(3.64)	5.70	15.92	(2.99)
Dividends to shareholders:
Net investment income	(0.45)	(0.88)	(0.83)	(0.76)	(0.73)	(0.68)
Net asset value, end of period	$59.97	$55.42	$43.76	$48.23	$43.29	$28.10
TOTAL RETURN[3]	9.04%	28.94%	(7.42)%	13.19%	57.11%	(9.65)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,001,580	$850,748	$658,635	$696,953	$510,794	$341,423
Ratios to average net assets of:
Expenses[4]	0.08%[6]	0.08%	0.08%	0.08%	0.08%	0.08%[5]
Net investment income	1.61%[6]	1.83%	1.95%	1.65%	2.00%	2.16%
Portfolio turnover rate[7]	1%	14%	22%	22%	21%	22%

1   Per share amounts were adjusted to reflect a 2:1 share split effective December 23, 2021.

2   Based on average shares outstanding.

3   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

4   Does not include expenses of the underlying investment companies in which the Fund invests.

5   The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

6   Annualized.

7   Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

110    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree U.S. MidCap Dividend Fund	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020
Net asset value, beginning of period	$48.81	$41.02	$44.31	$40.40	$24.19	$35.76
Investment operations:
Net investment income[1]	0.58	1.14	1.19	0.99	0.80	1.01
Net realized and unrealized gain (loss)	2.35	7.78	(3.27)	3.89	16.24	(11.56)
Total from investment operations	2.93	8.92	(2.08)	4.88	17.04	(10.55)
Dividends to shareholders:
Net investment income	(0.58)	(1.13)	(1.21)	(0.97)	(0.83)	(1.02)
Net asset value, end of period	$51.16	$48.81	$41.02	$44.31	$40.40	$24.19
TOTAL RETURN[2]	6.07%	22.17%	(4.65)%	12.17%	71.52%	(30.28)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$3,742,083	$3,658,118	$3,220,003	$3,210,599	$2,904,494	$2,485,261
Ratios to average net assets of:
Expenses[3,4]	0.38%[5]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	2.40%[5]	2.67%	2.85%	2.31%	2.55%	2.84%
Portfolio turnover rate[6]	1%	26%	40%	38%	57%	33%
WisdomTree U.S. MidCap Fund	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020
Net asset value, beginning of period	$61.08	$49.77	$54.66	$50.86	$26.44	$39.30
Investment operations:
Net investment income[1]	0.38	0.76	0.75	0.72	0.56	0.62
Net realized and unrealized gain (loss)	1.17	11.32	(4.90)	3.81	24.45	(12.83)
Total from investment operations	1.55	12.08	(4.15)	4.53	25.01	(12.21)
Dividends to shareholders:
Net investment income	(0.37)	(0.77)	(0.74)	(0.73)	(0.59)	(0.65)
Net asset value, end of period	$62.26	$61.08	$49.77	$54.66	$50.86	$26.44
TOTAL RETURN[2]	2.57%	24.47%	(7.50)%	8.93%	95.30%	(31.45)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$806,270	$827,692	$716,692	$811,672	$706,997	$560,609
Ratios to average net assets of:
Expenses[3,4]	0.38%[5]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	1.26%[5]	1.42%	1.50%	1.34%	1.49%	1.58%
Portfolio turnover rate[6]	3%	32%	40%	50%	50%	41%

1     Based on average shares outstanding.

2   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3   Does not include expenses of the underlying investment companies in which the Fund invests.

4   The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

5   Annualized.

6   Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
See Notes to Financial Statements.

WisdomTree Trust    111

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree U.S. MidCap Quality Growth Fund	For the Six Months Ended September 30, 2024 (unaudited)	For the Period January 25, 2024* through March 31, 2024
Net asset value, beginning of period	$27.92	$24.84
Investment operations:
Net investment income[1]	0.12	0.04
Net realized and unrealized gain (loss)	(0.42)	3.04
Total from investment operations	(0.30)	3.08
Net asset value, end of period	$27.62	$27.92
TOTAL RETURN[2]	(1.07)%	12.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,381	$4,187
Ratios to average net assets of:
Expenses	0.38%[3]	0.38%[3]
Net investment income	0.90%[3]	0.74%[3]
Portfolio turnover rate[4]	16%	0%[5]
WisdomTree U.S. Multifactor Fund	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020
Net asset value, beginning of period	$46.52	$37.51	$40.90	$37.83	$24.58	$28.98
Investment operations:
Net investment income[1]	0.30	0.59	0.65	0.63	0.39	0.59
Net realized and unrealized gain (loss)	2.38	9.02	(3.40)	3.03	13.26	(4.43)
Total from investment operations	2.68	9.61	(2.75)	3.66	13.65	(3.84)
Dividends to shareholders:
Net investment income	(0.31)	(0.60)	(0.64)	(0.59)	(0.40)	(0.56)
Net asset value, end of period	$48.89	$46.52	$37.51	$40.90	$37.83	$24.58
TOTAL RETURN[2]	5.78%	25.84%	(6.68)%	9.68%	55.76%	(13.43)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$332,430	$291,930	$262,564	$223,949	$148,490	$141,308
Ratios to average net assets of:
Expenses	0.28%[3]	0.28%	0.28%	0.28%	0.28%	0.28%[6,7]
Net investment income	1.28%[3]	1.46%	1.72%	1.58%	1.21%	1.94%
Portfolio turnover rate[4]	52%	115%	102%	152%	147%	145%

*  Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1   Based on average shares outstanding.

2   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree U.S. Multifactor Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3   Annualized.

4   Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

5   Amount represents less than 1%.

6   Does not include expenses of the underlying investment companies in which the Fund invests.

7   The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

See Notes to Financial Statements.

112    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree U.S. Quality Dividend Growth Fund	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020
Net asset value, beginning of period	$76.22	$62.35	$63.56	$57.14	$38.85	$43.04
Investment operations:
Net investment income[1]	0.63	1.24	1.28	1.22	1.07	1.09
Net realized and unrealized gain (loss)	6.96	13.86	(1.17)	6.37	18.27	(4.21)
Total from investment operations	7.59	15.10	0.11	7.59	19.34	(3.12)
Dividends to shareholders:
Net investment income	(0.63)	(1.23)	(1.32)	(1.17)	(1.05)	(1.07)
Net asset value, end of period	$83.18	$76.22	$62.35	$63.56	$57.14	$38.85
TOTAL RETURN[2]	10.00%	24.48%	0.29%	13.36%	50.24%	(7.52)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$14,619,661	$12,701,587	$8,126,909	$7,033,318	$5,576,647	$2,723,483
Ratios to average net assets of:
Expenses	0.28%[3]	0.28%	0.28%	0.28%	0.28%	0.28%
Net investment income	1.61%[3]	1.84%	2.12%	1.98%	2.15%	2.43%
Portfolio turnover rate[4]	3%	25%	28%	30%	30%	41%
WisdomTree U.S. Quality Growth Fund	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Period December 15, 2022* through March 31, 2023
Net asset value, beginning of period	$41.10	$28.39	$25.11
Investment operations:
Net investment income[1]	0.05	0.10	0.03
Net realized and unrealized gain	4.51	12.65	3.25
Total from investment operations	4.56	12.75	3.28
Dividends to shareholders:
Net investment income	—	(0.04)	—
Net asset value, end of period	$45.66	$41.10	$28.39
TOTAL RETURN[2]	11.09%	44.93%	13.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$499,995	$349,333	$2,839
Ratios to average net assets of:
Expenses	0.28%[3]	0.28%	0.28%[3]
Net investment income	0.26%[3]	0.29%	0.45%[3]
Portfolio turnover rate[4]	11%	27%	1%

*   Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1   Based on average shares outstanding.

2   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3   Annualized.

4   Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust    113

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree U.S. SmallCap Dividend Fund	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020
Net asset value, beginning of period	$32.70	$28.56	$31.86	$31.09	$18.11	$27.54
Investment operations:
Net investment income[1]	0.53	0.86	0.88	0.85	0.66	0.79
Net realized and unrealized gain (loss)	1.73	4.12	(3.31)	0.76	12.99	(9.40)
Total from investment operations	2.26	4.98	(2.43)	1.61	13.65	(8.61)
Dividends to shareholders:
Net investment income	(0.54)	(0.84)	(0.87)	(0.84)	(0.67)	(0.82)
Net asset value, end of period	$34.42	$32.70	$28.56	$31.86	$31.09	$18.11
TOTAL RETURN[2]	7.02%	17.79%	(7.59)%	5.18%	76.76%	(32.22)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,046,315	$1,996,438	$1,856,681	$1,881,545	$1,829,823	$1,316,919
Ratios to average net assets of:
Expenses[3,4]	0.38%[5]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	3.26%[5]	2.93%	2.98%	2.66%	2.78%	2.94%
Portfolio turnover rate[6]	3%	33%	38%	39%	53%	50%
WisdomTree U.S. SmallCap Fund	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020
Net asset value, beginning of period	$50.10	$43.24	$47.94	$47.23	$22.38	$36.08
Investment operations:
Net investment income[1]	0.39	0.62	0.62	0.73	0.44	0.51
Net realized and unrealized gain (loss)	2.58	6.86	(4.73)	0.78	24.85	(13.66)
Total from investment operations	2.97	7.48	(4.11)	1.51	25.29	(13.15)
Dividends to shareholders:
Net investment income	(0.39)	(0.62)	(0.59)	(0.80)	(0.44)	(0.55)
Net asset value, end of period	$52.68	$50.10	$43.24	$47.94	$47.23	$22.38
TOTAL RETURN[2]	5.98%	17.43%	(8.51)%	3.11%	113.74%	(36.87)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$632,165	$648,815	$570,765	$692,732	$609,327	$419,676
Ratios to average net assets of:
Expenses[3,4]	0.38%[5]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	1.57%[5]	1.36%	1.40%	1.47%	1.33%	1.45%
Portfolio turnover rate[6]	2%	47%	51%	54%	56%	55%

1   Based on average shares outstanding.

2   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3   Does not include expenses of the underlying investment companies in which the Fund invests.

4   The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

5   Annualized.

6   Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
See Notes to Financial Statements.

114 WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree U.S. SmallCap Quality Dividend Growth Fund	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020
Net asset value, beginning of period	$49.65	$41.59	$44.65	$45.96	$25.02	$34.70
Investment operations:
Net investment income[1]	0.60	1.08	1.17	1.14	0.94	0.80
Net realized and unrealized gain (loss)	1.82	8.06	(3.06)	(1.32)	20.92	(9.68)
Total from investment operations	2.42	9.14	(1.89)	(0.18)	21.86	(8.88)
Dividends to shareholders:
Net investment income	(0.58)	(1.08)	(1.17)	(1.13)	(0.92)	(0.80)
Net asset value, end of period	$51.49	$49.65	$41.59	$44.65	$45.96	$25.02
TOTAL RETURN[2]	4.94%	22.40%	(4.14)%	(0.45)%	88.65%	(26.22)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$418,353	$347,821	$225,625	$224,833	$187,733	$73,802
Ratios to average net assets of:
Expenses	0.38%[3]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	2.44%[3]	2.49%	2.81%	2.49%	2.67%	2.29%
Portfolio turnover rate[4]	4%	51%	51%	60%	83%	51%
WisdomTree U.S. SmallCap Quality Growth Fund	For the Six Months Ended September 30, 2024 (unaudited)	For the Period January 25, 2024* through March 31, 2024
Net asset value, beginning of period	$26.24	$24.79
Investment operations:
Net investment income[1]	0.09	0.04
Net realized and unrealized gain	0.78	1.41
Total from investment operations	0.87	1.45
Net asset value, end of period	$27.11	$26.24
TOTAL RETURN[2]	3.32%	5.85%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$6,101	$1,312
Ratios to average net assets of:
Expenses	0.38%[3]	0.38%[3]
Net investment income	0.70%[3]	0.84%[3]
Portfolio turnover rate[4]	21%	1%

*    Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3Annualized.

4Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust    115

Financial Highlights (concluded) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree U.S. Total Dividend Fund	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022[1]	For the Year Ended March 31, 2021[1]	For the Year Ended March 31, 2020[1]
Net asset value, beginning of period	$70.75	$60.55	$64.52	$56.49	$39.19	$47.31
Investment operations:
Net investment income[2]	0.79	1.60	1.60	1.43	1.33	1.38
Net realized and unrealized gain (loss)	5.95	10.15	(3.86)	7.94	17.30	(8.13)
Total from investment operations	6.74	11.75	(2.26)	9.37	18.63	(6.75)
Dividends to shareholders:
Net investment income	(0.81)	(1.55)	(1.71)	(1.34)	(1.33)	(1.37)
Net asset value, end of period	$76.68	$70.75	$60.55	$64.52	$56.49	$39.19
TOTAL RETURN[3]	9.60%	19.75%	(3.44)%	16.73%	48.15%	(14.75)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,338,149	$1,223,973	$1,077,788	$1,080,629	$875,531	$634,956
Ratios to average net assets of:
Expenses	0.28%[4]	0.28%	0.28%	0.28%	0.28%	0.28%[5,6]
Net investment income	2.21%[4]	2.54%	2.64%	2.33%	2.73%	2.82%
Portfolio turnover rate[7]	4%	15%	19%	22%	22%	16%
WisdomTree U.S. Value Fund	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022[8]	For the Year Ended March 31, 2021[8]	For the Year Ended March 31, 2020[8]
Net asset value, beginning of period	$75.52	$58.65	$61.47	$56.19	$32.52	$42.35
Investment operations:
Net investment income[2]	0.68	1.27	1.17	1.08	0.76	0.76
Net realized and unrealized gain (loss)	4.41	16.79	(2.83)	5.19	23.79	(9.88)
Total from investment operations	5.09	18.06	(1.66)	6.27	24.55	(9.12)
Dividends to shareholders:
Net investment income	(0.67)	(1.19)	(1.16)	(0.99)	(0.88)	(0.71)
Net asset value, end of period	$79.94	$75.52	$58.65	$61.47	$56.19	$32.52
TOTAL RETURN[3]	6.79%	31.10%	(2.54)%	11.16%	76.07%	(21.86)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$361,335	$277,146	$147,214	$113,714	$58,441	$61,795
Ratios to average net assets of:
Expenses	0.12%[4]	0.12%	0.12%[5,6]	0.30%[9]	0.38%	0.38%
Net investment income	1.82%[4]	1.97%	2.02%	1.77%	1.76%	1.75%
Portfolio turnover rate[7]	47%	64%	66%	62%	59%	101%

1Per share amounts were adjusted to reflect a 2:1 share split effective December 23, 2021.

2Based on average shares outstanding.

3Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

4Annualized.

5Does not include expenses of the underlying investment companies in which the Fund invests.

6The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

7Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

8Per share amounts were adjusted to reflect a 2:1 share split effective June 10, 2021.

9Prior to January 3, 2022, the Fund’s annual advisory fee rate was 0.38% and, thereafter, was reduced to 0.12% per annum.

See Notes to Financial Statements.

116    WisdomTree Trust

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree U.S. AI Enhanced Value Fund (“U.S. AI Enhanced Value Fund”)	June 16, 2006
WisdomTree U.S. High Dividend Fund (“U.S. High Dividend Fund”)	June 16, 2006
WisdomTree U.S. LargeCap Dividend Fund (“U.S. LargeCap Dividend Fund”)	June 16, 2006
WisdomTree U.S. LargeCap Fund (“U.S. LargeCap Fund”)	February 23, 2007
WisdomTree U.S. MidCap Dividend Fund (“U.S. MidCap Dividend Fund”)	June 16, 2006
WisdomTree U.S. MidCap Fund (“U.S. MidCap Fund”)	February 23, 2007
WisdomTree U.S. MidCap Quality Growth Fund (“U.S. MidCap Quality Growth Fund”)	January 25, 2024
WisdomTree U.S. Multifactor Fund (“U.S. Multifactor Fund”)	June 29, 2017
WisdomTree U.S. Quality Dividend Growth Fund (“U.S. Quality Dividend Growth Fund”)	May 22, 2013
WisdomTree U.S. Quality Growth Fund (“U.S. Quality Growth Fund”)	December 15, 2022
WisdomTree U.S. SmallCap Dividend Fund (“U.S. SmallCap Dividend Fund”)	June 16, 2006
WisdomTree U.S. SmallCap Fund (“U.S. SmallCap Fund”)	February 23, 2007
WisdomTree U.S. SmallCap Quality Dividend Growth Fund (“U.S. SmallCap Quality Dividend Growth Fund”)	July 25, 2013
WisdomTree U.S. SmallCap Quality Growth Fund (“U.S. SmallCap Quality Growth Fund”)	January 25, 2024
WisdomTree U.S. Total Dividend Fund (“U.S. Total Dividend Fund”)	June 16, 2006
WisdomTree U.S. Value Fund (“U.S. Value Fund”)	February 23, 2007

Each Fund, except the U.S. AI Enhanced Value Fund and U.S. Value Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree, Inc. (“WisdomTree”) or an Index developed by a third party. The U.S. AI Enhanced Value Fund and the U.S. Value Fund are actively managed using a model-based approach seeking income and capital appreciation. WisdomTree is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board” or “Board of Trustees”). Equity securities

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Notes to Financial Statements (unaudited) (continued)

(including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange.

Pursuant to Board-approved valuation procedures established by the Trust and WTAM, the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates,

prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; (vii) fixed income securities valued by a broker-dealer or independent pricing service provider; and (viii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

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Notes to Financial Statements (unaudited) (continued)

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the six months ended September 30, 2024, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts as well as gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. All of the derivative instruments disclosed and described herein are subject to risk.

For the six months ended September 30, 2024, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain on Derivatives Recognized[1]
U.S. Multifactor Fund
Equity risk	$63,784
[1] Realized gains on derivatives are located on the Statements of Operations as follows:
Equity risk	Net realized gain (loss) from futures contracts

During the six months ended September 30, 2024, the volume of derivative activity (based on the average of month-end notional balances, except where footnoted) for each Fund was as follows:

Fund	Average Notional
Futures contracts (long)
U.S. Multifactor Fund
Equity risk[1]	$822,952
[1] The volume of derivative activity for the period is based on intra-month balances.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (less foreign taxes withheld, if any) is recognized on the ex-dividend date. Non-cash dividend income is recognized on the ex-dividend date at the fair value of securities to be received. Upon notification from real estate investment trust (“REIT”) issuers or as estimated by management, all or a portion of the dividend income received from a REIT may be redesignated as a reduction of cost of the related investment and/or as a realized gain. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off dividend receivable balances that are canceled by the issuer as of the date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. Income earned from securities lending activities (i.e., securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

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Notes to Financial Statements (unaudited) (continued)

Foreign Taxes — The Funds may be subject to foreign taxes (a portion of which may be reclaimable or refundable) on foreign income. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and tax rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are accrued and applied to foreign income as the foreign income is earned and are reflected on the Statements of Operations as follows: foreign taxes withheld on dividends are presented as a reduction to investment income in “Less: Foreign withholding taxes on dividends”, foreign taxes on capital gains from investment transactions, if any, are included in “Net realized gain (loss) from investment transactions”, and deferred foreign taxes on net unrealized appreciation on investments, if any, are included in “Net increase (decrease) in unrealized appreciation/depreciation on investment transactions”. Foreign taxes payable or deferred as of September 30, 2024, if any, are disclosed in the Statements of Assets and Liabilities in “Payables: Foreign capital gains tax”.

Expenses — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Futures Contracts — The U.S. Multifactor Fund utilized equity futures contracts on a temporary basis during the fiscal period to obtain market exposure consistent with its investment objective during the Fund’s periodic portfolio rebalance. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency, equity, digital asset or U.S. Treasury security, collectively herein, “Reference Asset”) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified Reference Asset at a future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. A Fund may also cash settle upon the expiration date of a futures contract in which no physical delivery (or receipt) of the specified Reference Asset comprising the futures contract is made. Instead, settlement in cash would occur upon the expiration of the contract, with the cash settlement being the difference between the contract price and the actual price of the specified Reference Asset at the expiration date. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or U.S. government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Cash deposited as initial margin, if any, is shown as “Deposits at broker for futures contracts” in the Statements of Assets and Liabilities, and U.S. government securities deposited, if any, are designated in the Schedule of Investments. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts, variation

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Notes to Financial Statements (unaudited) (continued)

margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the unrealized net gain or loss is reclassified to realized gain or loss on futures. The Funds have adopted a derivatives risk management program pursuant to Rule 18f-4 under the 1940 Act to assess and manage the Funds’ derivatives risk. Rule 18f-4 limits the amount of derivatives a fund can enter into and replaces the asset segregation framework previously used by the Funds to comply with Section 18 of the 1940 Act.

As of September 30, 2024, there were no open futures contracts in the Funds.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower (net of any fee rebates paid to the borrower). The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The net securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

The Funds’ securities lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower. However, in the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

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Notes to Financial Statements (unaudited) (continued)

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to the Lending Agreement or similar arrangements in the Statements of Assets and Liabilities. Therefore, all qualifying transactions, if any at September 30, 2024, are presented on a gross basis in the Statements of Assets and Liabilities. As of September 30, 2024, certain of the Funds had securities on loan and the value of the related collateral received by each of those Funds exceeded the value of the securities loaned by each of those Funds. The value of the securities loaned by each Fund is located in the Statements of Assets and Liabilities in “Investments in securities, at value” and also in the footnotes below the Schedules of Investments. In addition, a breakout of the total amount of cash and non-cash securities lending collateral received is located in the footnotes below the Schedules of Investments.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations (i.e., tax basis) which may differ to amounts determined under GAAP (i.e., book basis). These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Funds, except for U.S. AI Enhanced Value Fund. Prior to January 7, 2022, sub-advisory services for the U.S. AI Enhanced Value Fund were provided by Mellon and thereafter Voya Investment Management Co., LLC (“Voya IM”). Mellon and Voya IM are compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

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Notes to Financial Statements (unaudited) (continued)

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
U.S. AI Enhanced Value Fund	0.38%
U.S. High Dividend Fund	0.38%
U.S. LargeCap Dividend Fund	0.28%
U.S. LargeCap Fund	0.08%
U.S. MidCap Dividend Fund	0.38%
U.S. MidCap Fund	0.38%
U.S. MidCap Quality Growth Fund	0.38%
U.S. Multifactor Fund	0.28%
U.S. Quality Dividend Growth Fund	0.28%
U.S. Quality Growth Fund	0.28%
U.S. SmallCap Dividend Fund	0.38%
U.S. SmallCap Fund	0.38%
U.S. SmallCap Quality Dividend Growth Fund	0.38%
U.S. SmallCap Quality Growth Fund	0.38%
U.S. Total Dividend Fund	0.28%
U.S. Value Fund	0.12%

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the fiscal period ended September 30, 2024, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of its advisory fees, that it would otherwise charge, for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (e.g., fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statements of Operations in “Expense waivers”.

WTAM and/or WisdomTree (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the six months ended September 30, 2024, WT held shares of and received distributions from the following Funds, which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	At September 30, 2024		For the Six Months Ended September 30, 2024
	Fund Shares held by WT	Market Value of Fund Shares held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
U.S. High Dividend Fund	167	$15,665	$304
U.S. LargeCap Fund	861	51,694	383
U.S. MidCap Dividend Fund	392	20,043	308
U.S. MidCap Fund	11	686	2
U.S. Multifactor Fund	1,153	56,350	349
U.S. Quality Dividend Growth Fund	1,185	98,604	767
U.S. Quality Growth Fund	1,130	51,556	—
U.S. SmallCap Dividend Fund	139	4,794	71
U.S. SmallCap Fund	171	9,020	66
U.S. SmallCap Quality Dividend Growth Fund	244	12,573	184
U.S. Total Dividend Fund	320	24,537	261
U.S. Value Fund	74	5,920	50

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Notes to Financial Statements (unaudited) (continued)

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2024, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof to an authorized participant (“AP”). Except when aggregated in creation units (“Creation Unit Aggregations”), shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities (“Deposit Securities”) and/or an amount of cash (“Cash Component”). Creation Unit Aggregations may be created in advance of receipt by a Fund of all or a portion of the applicable Deposit Securities from APs. In these circumstances, the initial deposit received from the AP will have a value greater than the NAV of the applicable Fund’s shares on the date the order is placed in proper form since, in addition to available Deposit Securities, U.S. cash must be deposited by the AP in an amount equal to the sum of (i) the Cash Component, plus (ii) generally between 102%-110%, as directed by the Trust or WTAM, which the Trust or WTAM may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities. The Fund will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received from the AP or purchased by the Fund. Amounts due to be returned to an AP as of September 30, 2024, if any, is shown in the Statements of Assets and Liabilities in “Payables: Deposit due to authorized participant”. In certain cases where an AP does not have a basket security readily available or may not transact in such basket security, an AP may request to settle an in-kind creation order with cash in lieu of the basket security. Amounts due from an AP as of September 30, 2024 with respect to such activity, if any, is shown in the Statements of Assets and Liabilities in “Receivables: Deposit due from authorized participant”.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months ended September 30, 2024 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
U.S. AI Enhanced Value Fund	$237,283,820	$237,299,341	$ 7,380,936	$ 15,187,647
U.S. High Dividend Fund	21,957,899	22,635,372	—	34,466,762
U.S. LargeCap Dividend Fund	139,419,638	138,883,366	139,496,795	190,032,961
U.S. LargeCap Fund	5,031,425	4,725,243	79,150,691	2,896,961
U.S. MidCap Dividend Fund	52,391,400	45,056,540	26,996,143	113,575,515
U.S. MidCap Fund	21,591,752	20,887,387	—	35,461,867
U.S. MidCap Quality Growth Fund	342,067	331,672	—	2,649,587
U.S. Multifactor Fund	159,006,116	158,476,005	120,759,552	96,887,180
U.S. Quality Dividend Growth Fund	466,430,270	445,661,327	988,163,137	303,499,520
U.S. Quality Growth Fund	48,575,455	47,844,228	130,933,287	25,051,503
U.S. SmallCap Dividend Fund	57,918,561	55,716,853	28,760,391	79,570,696
U.S. SmallCap Fund	15,578,595	15,352,315	—	47,213,050
U.S. SmallCap Quality Dividend Growth Fund	14,727,326	13,892,235	61,611,147	6,659,280
U.S. SmallCap Quality Growth Fund	867,341	1,072,929	5,155,216	428,074
U.S. Total Dividend Fund	48,522,130	48,291,198	18,187,316	7,304,411
U.S. Value Fund	150,636,884	150,416,478	94,935,727	32,739,358
124    WisdomTree Trust

Notes to Financial Statements (unaudited) (concluded)

6. FEDERAL INCOME TAXES

At September 30, 2024, the cost of investments (including securities on loan) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
U.S. AI Enhanced Value Fund	$373,305,297	$40,329,061	$(8,310,954)	$32,018,107
U.S. High Dividend Fund	1,012,024,022	171,417,673	(30,366,207)	141,051,466
U.S. LargeCap Dividend Fund	2,994,968,469	1,351,125,958	(35,934,233)	1,315,191,725
U.S. LargeCap Fund	721,863,686	293,087,906	(14,104,706)	278,983,200
U.S. MidCap Dividend Fund	3,102,744,251	868,384,794	(123,418,257)	744,966,537
U.S. MidCap Fund	676,903,114	191,640,399	(51,795,084)	139,845,315
U.S. MidCap Quality Growth Fund	1,369,063	129,462	(119,548)	9,914
U.S. Multifactor Fund	292,282,361	43,915,199	(3,102,681)	40,812,518
U.S. Quality Dividend Growth Fund	11,157,762,916	3,637,599,280	(167,846,129)	3,469,753,151
U.S. Quality Growth Fund	427,964,836	78,769,371	(6,852,458)	71,916,913
U.S. SmallCap Dividend Fund	1,850,687,244	412,066,734	(130,200,158)	281,866,576
U.S. SmallCap Fund	591,642,593	127,024,399	(66,204,175)	60,820,224
U.S. SmallCap Quality Dividend Growth Fund	381,684,139	70,177,008	(20,885,114)	49,291,894
U.S. SmallCap Quality Growth Fund	5,892,451	636,994	(273,854)	363,140
U.S. Total Dividend Fund	924,868,621	429,741,445	(17,214,658)	412,526,787
U.S. Value Fund	307,551,085	56,736,221	(3,326,512)	53,409,709

7. SUBSEQUENT EVENTS

WTAM has evaluated all subsequent transactions and events through the date on which these financial statements were issued. Effective October 21, 2024, the Trust began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon (“BNY”). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian and foreign custody manager, administrator, transfer agent, and securities lending agent for each series of the Trust.

8. ADDITIONAL INFORMATION

The value of a Fund’s investments may be adversely affected by recent and current events occurring outside of the United States, including those affecting foreign markets (including extreme volatility, depressed valuations, and decreased liquidity), significant geopolitical events (including armed conflicts, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies (including pandemics such as the COVID-19 pandemic), among other events. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East, and related sanctions and trading restrictions have caused significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. Similarly, escalating economic and political tensions between the United States and China continue to produce trading restrictions that adversely affect institutional investment in China. The extent and duration of these conflicts and tensions are impossible to predict, and they could continue to result in significant market disruptions, including with respect to certain industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These conflicts and tensions could adversely affect the value of certain Fund investments, as well as a Fund’s performance and liquidity, even if the Fund does not have direct investment exposure to a country involved in a particular conflict.

WisdomTree Trust    125

Additional Information (unaudited)

Item 8 of Form N-CSRS: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9 of Form N-CSRS: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10 of Form N-CSRS: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Name of Trustee	Board Compensation
Interested Trustee
Jonathan Steinberg	$ 0
Independent Trustees
David G. Chrencik	201,727
Phillip G. Goff*	183,388
Joel Goldberg	210,897
Toni Massaro	192,558
Robert E. Plaze**	179,881
Melinda A. Raso Kirstein	201,727
Victor Ugolyn	275,082
* Mr. Goff was appointed to the Board on February 27, 2024. ** Mr. Plaze was appointed to the Board on April 5, 2024.

Item 11 of Form N-CSRS: Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Consideration of the Approval and Renewal of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 16-17, 2024 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of (i) the investment advisory agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its applicable series (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), and (ii) each respective sub-advisory agreement between WTAM and Mellon Investments Corporation (“Mellon”) and Voya Investment Management Co. LLC (“Voya,” and, together with Mellon, the “Sub-Advisers”), pursuant to which the Sub-Advisers coordinate the investment and reinvestment of the assets of the applicable Funds (“Sub-Advisory Agreements” and, together with the Advisory Agreements, the “Agreements”).

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 13, 2024, representatives from WTAM presented detailed information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Advisers. In considering the approval and renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered. Each Fund was considered separately.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Advisers’ operational capabilities and resources. The Board also discussed the role of WisdomTree, Inc. (“WT”), the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WT indexes are unique, based on WT’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WT’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WT indexes. The Board also noted the extensive

126    WisdomTree Trust

Additional Information (unaudited) (continued)

responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Advisers, including oversight of the Sub-Advisers’ adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Advisers’ buying and selling of securities and derivatives transactions, review of the Sub-Advisers’ performance, review of proxies voted by the Sub-Advisers and oversight of, and the provision of consultation to, the Sub-Advisers with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Advisers under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Advisers under the Advisory Agreements and Sub-Advisory Agreements, respectively, are adequate and appropriate and supported the Board’s approval of the approval and renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, (2) comparing, with respect to the actively-managed Funds, each Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) for various periods ended May 31, 2024, and (3) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Groups, Expense Groups and Expense Universes. The Board noted that the Performance Groups, Expense Groups and Expense Universes included only pure-index and index-based exchange traded funds (“ETFs”) as comparison funds, except that the Performance Groups, Expense Groups and Expense Universes for the actively-managed Funds included only actively-managed ETFs and mutual funds as comparison funds. The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds.

The Board discussed the index Funds’ performance, noting that the substantial majority of index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board also discussed the performance of the actively-managed Funds and noted that total return performance of the Funds was variously above, at and below the relevant Performance Group medians for the time periods measured.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were within five basis points of the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Advisers in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Advisers and WTAM. The Board also noted that the Sub-Advisers’ fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Advisers, including that the role of a Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the role of a Sub-Adviser in making investment recommendations with respect to a Fund that is model-based, with oversight by WTAM in seeking to ensure consistency with such quantitative models. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with Funds’ unitary fee structure, which frequently includes minimum fees (such as those to a Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

WisdomTree Trust    127

Additional Information (unaudited) (concluded)

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the relevant Sub-Adviser and the Fund’s total expenses supported the Board’s approval and renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Advisers, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that, in the past, certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Advisers from acting as investment adviser and sub-advisers, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*    *    *    *    *    *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval to renew the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Advisers, of the Funds and the services provided to the Funds by WTAM and the Sub-Advisers. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

128    WisdomTree Trust

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree, Inc., its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing, including possible loss of principal. Funds focusing their investments on certain sectors and/or smaller companies increase their vulnerability to any single economic or regulatory development. This may result in greater share price volatility. Dividends are not guaranteed, and a company currently paying dividends may cease paying dividends at any time. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Indexes are unmanaged and you cannot invest directly in an index.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC.

WisdomTree Trust

Semi-Annual Financial Statements and Other Information

September 30, 2024 (unaudited)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

WisdomTree Emerging Markets High Dividend Fund (DEM)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

WisdomTree Global High Dividend Fund (DEW)

WisdomTree India Earnings Fund (EPI)

WisdomTree New Economy Real Estate Fund (WTRE)

“WisdomTree” is a registered mark of WisdomTree, Inc. and is licensed for use by the WisdomTree Trust.

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Schedule of Investments (unaudited) WisdomTree China ex-State-Owned Enterprises Fund (CXSE) September 30, 2024
Investments	Shares	Value
COMMON STOCKS – 99.9%
China – 99.6%
Air Freight & Logistics – 1.3%
JD Logistics, Inc.*(a)	512,100	$923,000
SF Holding Co. Ltd., Class A	361,861	2,325,664
ZTO Express Cayman, Inc.	90,532	2,283,259
Total Air Freight & Logistics		5,531,923
Automobile Components – 0.5%
Fuyao Glass Industry Group Co. Ltd., Class A	137,867	1,146,487
Fuyao Glass Industry Group Co. Ltd., Class H(a)	124,500	837,480
Minth Group Ltd.*	143,200	294,972
Total Automobile Components		2,278,939
Automobiles – 5.3%
BYD Co. Ltd., Class A	80,700	3,543,529
BYD Co. Ltd., Class H	210,000	7,672,739
Geely Automobile Holdings Ltd.	1,032,900	1,619,662
Great Wall Motor Co. Ltd., Class A	106,300	460,368
Great Wall Motor Co. Ltd., Class H	465,400	868,787
Li Auto, Inc., Class A*	316,800	4,408,893
NIO, Inc., Class A*	355,990	2,582,560
XPeng, Inc., Class A*	261,600	1,783,292
Yadea Group Holdings Ltd.(a)(b)	210,200	373,989
Total Automobiles		23,313,819
Banks – 1.2%
Bank of Suzhou Co. Ltd., Class A	426,300	492,776
China Minsheng Banking Corp. Ltd., Class A	3,535,736	2,030,914
China Minsheng Banking Corp. Ltd., Class H	1,888,400	770,676
Ping An Bank Co. Ltd., Class A	1,220,800	2,129,835
Total Banks		5,424,201
Beverages – 0.5%
Nongfu Spring Co. Ltd., Class H(a)(b)	540,900	2,381,562
Biotechnology – 2.8%
Akeso, Inc.*(a)(b)	180,600	1,594,999
BeiGene Ltd.*	254,100	4,733,604
Chongqing Zhifei Biological Products Co. Ltd., Class A	160,650	766,219
Imeik Technology Development Co. Ltd., Class A	22,612	761,202
Innovent Biologics, Inc.*(a)	416,700	2,526,755
Shanghai RAAS Blood Products Co. Ltd., Class A	692,300	781,461
Walvax Biotechnology Co. Ltd., Class A	234,400	493,005
Zai Lab Ltd.*	276,900	678,035
Total Biotechnology		12,335,280
Broadline Retail – 19.3%
Alibaba Group Holding Ltd.	3,472,700	49,178,887
JD.com, Inc., Class A	561,402	12,077,280
MINISO Group Holding Ltd.(b)	103,800	496,449
Investments	Shares	Value
PDD Holdings, Inc., ADR*	156,954	$21,158,969
Vipshop Holdings Ltd., ADR	86,841	1,366,009
Total Broadline Retail		84,277,594
Building Products – 0.3%
Beijing New Building Materials PLC, Class A	134,900	635,694
Xinyi Glass Holdings Ltd.(b)	571,000	680,716
Total Building Products		1,316,410
Capital Markets – 1.2%
East Money Information Co. Ltd., Class A	1,795,843	5,208,949
Chemicals – 1.8%
Dongyue Group Ltd.	364,900	365,017
Ganfeng Lithium Group Co. Ltd., Class A	151,400	745,681
Ganfeng Lithium Group Co. Ltd., Class H(a)	115,340	332,619
Guangzhou Tinci Materials Technology Co. Ltd., Class A	171,700	454,357
Hengli Petrochemical Co. Ltd., Class A	263,000	588,482
Jiangsu Eastern Shenghong Co. Ltd., Class A	347,300	460,509
LB Group Co. Ltd., Class A	204,000	605,414
Meihua Holdings Group Co. Ltd., Class A	279,400	435,150
Ningxia Baofeng Energy Group Co. Ltd., Class A	305,200	756,606
Rongsheng Petrochemical Co. Ltd., Class A	419,800	620,824
Satellite Chemical Co. Ltd., Class A	246,200	656,777
Tianqi Lithium Corp., Class A	150,788	758,394
Yunnan Energy New Material Co. Ltd., Class A	76,200	372,472
Zhejiang NHU Co. Ltd., Class A	215,960	696,451
Total Chemicals		7,848,753
Communications Equipment – 0.9%
BYD Electronic International Co. Ltd.(b)	211,000	884,203
Hengtong Optic-electric Co. Ltd., Class A	253,269	611,944
Zhongji Innolight Co. Ltd., Class A	118,800	2,628,702
Total Communications Equipment		4,124,849
Construction & Engineering – 0.1%
China Conch Venture Holdings Ltd.	449,163	443,525
Construction Materials – 0.3%
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	263,400	518,998
China Jushi Co. Ltd., Class A	330,400	555,179
Total Construction Materials		1,074,177
Consumer Staples Distribution & Retail – 0.4%
East Buy Holding Ltd.*(a)(b)	85,500	217,506
JD Health International, Inc.*(a)	303,900	1,369,360
Total Consumer Staples Distribution & Retail		1,586,866
Electrical Equipment – 4.4%
Contemporary Amperex Technology Co. Ltd., Class A	341,606	12,294,819
Eve Energy Co. Ltd., Class A	165,000	1,150,036
Jiangsu Zhongtian Technology Co. Ltd., Class A	346,700	767,346
Sieyuan Electric Co. Ltd., Class A	71,000	749,702
Sungrow Power Supply Co. Ltd., Class A	185,160	2,634,541

See Notes to Financial Statements.

WisdomTree Trust    1

Schedule of Investments (unaudited) (continued) WisdomTree China ex-State-Owned Enterprises Fund (CXSE) September 30, 2024
Investments	Shares	Value
TBEA Co. Ltd., Class A	527,900	$1,104,278
Zhejiang Chint Electrics Co. Ltd., Class A	146,300	475,358
Total Electrical Equipment		19,176,080
Electronic Equipment, Instruments & Components – 3.5%
AAC Technologies Holdings, Inc.	182,200	748,269
Chaozhou Three-Circle Group Co. Ltd., Class A	171,800	910,715
Eoptolink Technology, Inc. Ltd., Class A	75,500	1,402,090
Foxconn Industrial Internet Co. Ltd., Class A	543,100	1,954,761
GoerTek, Inc., Class A	309,900	1,003,827
Kingboard Holdings Ltd.	181,800	461,083
Lens Technology Co. Ltd., Class A	257,400	752,121
Luxshare Precision Industry Co. Ltd., Class A	630,476	3,915,110
Maxscend Microelectronics Co. Ltd., Class A	39,500	524,266
Sunny Optical Technology Group Co. Ltd.	213,900	1,583,424
SUPCON Technology Co. Ltd., Class A	80,649	579,748
Wingtech Technology Co. Ltd., Class A	114,700	536,408
WUS Printed Circuit Kunshan Co. Ltd., Class A	166,800	957,140
Total Electronic Equipment, Instruments & Components		15,328,962
Entertainment – 3.7%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	209,600	536,080
Bilibili, Inc., Class Z*	70,785	1,766,094
China Ruyi Holdings Ltd.*(b)	2,296,000	668,035
iQIYI, Inc., ADR*(b)	126,067	360,552
NetEase, Inc.	535,515	10,375,926
Tencent Music Entertainment Group, ADR	190,614	2,296,899
Total Entertainment		16,003,586
Food Products – 3.0%
China Feihe Ltd.(a)	1,140,100	863,056
Foshan Haitian Flavouring & Food Co. Ltd., Class A	234,247	1,612,265
Guangdong Haid Group Co. Ltd., Class A	105,503	723,890
Henan Shuanghui Investment & Development Co. Ltd., Class A	144,800	560,484
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	765,100	3,177,964
Muyuan Foods Co. Ltd., Class A*	337,374	2,232,401
Tingyi Cayman Islands Holding Corp.	509,000	735,241
Want Want China Holdings Ltd.	1,214,100	834,669
Wens Foodstuff Group Co. Ltd., Class A	764,400	2,199,712
Total Food Products		12,939,682
Gas Utilities – 0.4%
ENN Energy Holdings Ltd.	219,700	1,698,485
Health Care Equipment & Supplies – 1.0%
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	718,800	520,072
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	81,774	3,423,486
Investments	Shares	Value
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	48,300	$565,633
Total Health Care Equipment & Supplies		4,509,191
Health Care Providers & Services – 0.5%
Aier Eye Hospital Group Co. Ltd., Class A	628,380	1,428,493
Huadong Medicine Co. Ltd., Class A	110,040	550,149
Hygeia Healthcare Holdings Co. Ltd.*(a)(b)	109,100	332,883
Total Health Care Providers & Services		2,311,525
Hotels, Restaurants & Leisure – 8.4%
H World Group Ltd.	372,170	1,458,973
Haidilao International Holding Ltd.(a)(b)	313,000	768,044
Meituan, Class B*(a)	1,028,100	22,765,780
Tongcheng Travel Holdings Ltd.(c)	236,800	608,501
Trip.com Group Ltd.*	116,377	7,356,435
Yum China Holdings, Inc.	77,550	3,676,075
Total Hotels, Restaurants & Leisure		36,633,808
Household Durables – 1.5%
Gree Electric Appliances, Inc. of Zhuhai, Class A	412,300	2,824,211
Haier Smart Home Co. Ltd., Class A	385,100	1,769,051
Haier Smart Home Co. Ltd., Class H	463,500	1,861,757
Hisense Home Appliances Group Co. Ltd., Class H	70,000	261,345
Total Household Durables		6,716,364
Industrial Conglomerates – 0.1%
Fosun International Ltd.	617,700	396,028
Insurance – 5.3%
Ping An Insurance Group Co. of China Ltd., Class A	1,296,994	10,579,953
Ping An Insurance Group Co. of China Ltd., Class H	1,839,400	11,875,882
ZhongAn Online P&C Insurance Co. Ltd., Class H*(a)(b)	263,100	537,208
Total Insurance		22,993,043
Interactive Media & Services – 16.1%
Baidu, Inc., Class A*	720,450	9,794,595
Kanzhun Ltd., ADR	84,250	1,462,580
Kuaishou Technology*(a)(b)	767,700	5,421,094
Tencent Holdings Ltd.	938,100	53,695,431
Total Interactive Media & Services		70,373,700
IT Services – 0.1%
Isoftstone Information Technology Group Co. Ltd., Class A	74,600	549,162
Life Sciences Tools & Services – 1.8%
Genscript Biotech Corp.*(b)	352,400	632,437
Hangzhou Tigermed Consulting Co. Ltd., Class A	76,867	757,725
Pharmaron Beijing Co. Ltd., Class A	143,725	623,271
WuXi AppTec Co. Ltd., Class A	335,547	2,510,376
WuXi AppTec Co. Ltd., Class H(a)	111,695	785,137
Wuxi Biologics Cayman, Inc.*(a)	1,092,400	2,461,152
Total Life Sciences Tools & Services		7,770,098

See Notes to Financial Statements.

2    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree China ex-State-Owned Enterprises Fund (CXSE) September 30, 2024
Investments	Shares	Value
Machinery – 1.7%
Haitian International Holdings Ltd.	173,400	$558,095
Jiangsu Hengli Hydraulic Co. Ltd., Class A	61,000	549,106
Sany Heavy Industry Co. Ltd., Class A	830,848	2,241,348
Shenzhen Inovance Technology Co. Ltd., Class A	232,500	2,074,632
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	144,100	398,411
Yutong Bus Co. Ltd., Class A	179,600	676,196
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	288,400	981,985
Total Machinery		7,479,773
Marine Transportation – 0.2%
SITC International Holdings Co. Ltd.	366,000	989,508
Media – 0.4%
China Literature Ltd.*(a)	118,800	495,542
Focus Media Information Technology Co. Ltd., Class A	1,430,224	1,444,805
Total Media		1,940,347
Metals & Mining – 0.7%
China Hongqiao Group Ltd.	575,600	960,383
GEM Co. Ltd., Class A	664,100	676,564
Shanjin International Gold Co. Ltd., Class C	199,200	529,689
Zhejiang Huayou Cobalt Co. Ltd., Class A	185,750	783,220
Total Metals & Mining		2,949,856
Oil, Gas & Consumable Fuels – 0.1%
Guanghui Energy Co. Ltd., Class A	523,200	537,505
Passenger Airlines – 0.3%
Hainan Airlines Holding Co. Ltd., Class A*	3,521,500	649,087
Spring Airlines Co. Ltd., Class A	68,300	603,206
Total Passenger Airlines		1,252,293
Personal Care Products – 0.3%
Giant Biogene Holding Co. Ltd.(a)	122,400	802,868
Hengan International Group Co. Ltd.	191,900	662,108
Total Personal Care Products		1,464,976
Pharmaceuticals – 2.2%
Asymchem Laboratories Tianjin Co. Ltd., Class A	32,827	392,734
China Medical System Holdings Ltd.	361,000	415,958
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	300,100	809,410
Humanwell Healthcare Group Co. Ltd., Class A	162,900	490,889
HUTCHMED China Ltd.*(b)	154,000	638,404
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	554,168	4,141,225
Kangmei Pharmaceutical Co. Ltd., Class A*	199,602	58,751
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	177,804	702,969
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	152,500	697,277
Sino Biopharmaceutical Ltd.	2,900,150	1,392,670
Total Pharmaceuticals		9,740,287
Real Estate Management & Development – 1.6%
Country Garden Services Holdings Co. Ltd.	668,300	560,107
ESR Group Ltd.(a)	698,800	1,115,561
Investments	Shares	Value
KE Holdings, Inc., ADR	222,768	$4,435,311
Longfor Group Holdings Ltd.(a)(b)	536,200	1,038,230
Total Real Estate Management & Development		7,149,209
Semiconductors & Semiconductor Equipment – 3.3%
Daqo New Energy Corp., ADR*(b)	10,865	221,320
GCL Technology Holdings Ltd.*(b)	5,387,000	970,943
GigaDevice Semiconductor, Inc., Class A*	86,926	1,097,590
JA Solar Technology Co. Ltd., Class A	241,060	466,713
JCET Group Co. Ltd., Class A	170,807	862,254
JinkoSolar Holding Co. Ltd., ADR(b)	10,907	292,526
LONGi Green Energy Technology Co. Ltd., Class A	807,768	2,026,734
Montage Technology Co. Ltd., Class A	141,059	1,347,978
NAURA Technology Group Co. Ltd., Class A	35,300	1,845,941
Sanan Optoelectronics Co. Ltd., Class A	420,300	748,278
SG Micro Corp., Class A	44,045	597,869
Tongwei Co. Ltd., Class A	347,358	1,133,102
Trina Solar Co. Ltd., Class A	161,088	516,041
Will Semiconductor Co. Ltd. Shanghai, Class A	102,966	1,577,155
Xinyi Solar Holdings Ltd.	1,134,765	616,506
Total Semiconductors & Semiconductor Equipment		14,320,950
Software – 0.9%
360 Security Technology, Inc., Class A	403,400	507,806
Beijing Kingsoft Office Software, Inc., Class A	28,829	1,097,361
Hundsun Technologies, Inc., Class A	214,910	702,277
Kingdee International Software Group Co. Ltd.*	799,700	926,591
Yonyou Network Technology Co. Ltd., Class A*	300,213	493,302
Total Software		3,727,337
Specialty Retail – 0.4%
Chow Tai Fook Jewellery Group Ltd.(b)	468,600	527,873
Pop Mart International Group Ltd.(a)	112,100	768,500
Topsports International Holdings Ltd.(a)	589,200	261,698
Zhongsheng Group Holdings Ltd.	162,100	300,931
Total Specialty Retail		1,859,002
Technology Hardware, Storage & Peripherals – 0.2%
Shenzhen Transsion Holdings Co. Ltd., Class A	62,702	966,962
Textiles, Apparel & Luxury Goods – 1.4%
ANTA Sports Products Ltd.	248,300	3,019,239
Bosideng International Holdings Ltd.	682,000	391,596
Li Ning Co. Ltd.	496,000	1,257,959
Shenzhou International Group Holdings Ltd.	170,900	1,552,236
Total Textiles, Apparel & Luxury Goods		6,221,030
Tobacco – 0.2%
Smoore International Holdings Ltd.(a)(b)	533,000	885,188
Total China		436,030,784
United States – 0.3%
Biotechnology – 0.3%
Legend Biotech Corp., ADR*	21,614	1,053,250
TOTAL COMMON STOCKS (Cost: $432,268,235)		437,084,034

See Notes to Financial Statements.

WisdomTree Trust    3

Schedule of Investments (unaudited) (concluded) WisdomTree China ex-State-Owned Enterprises Fund (CXSE) September 30, 2024
Investments	Shares	Value
RIGHTS – 0.0%
China – 0.0%
Kangmei Pharmaceutical Co. Ltd., expiring 11/12/24*† (Cost: $0)	92,750	$0
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.0%
United States – 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(d) (Cost: $4,417,626)	4,417,626	4,417,626
TOTAL INVESTMENTS IN SECURITIES – 100.9% (Cost: $436,685,861)		441,501,660
Other Assets less Liabilities – (0.9)%		(3,832,564)
NET ASSETS – 100.0%		$437,669,096

*     Non-income producing security.

†     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)   Security, or portion thereof, was on loan at September 30, 2024 (See Note 2). At September 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $11,950,498 and the total market value of the collateral held by the Fund was $12,386,956. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $7,969,330.

(c)   This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)   Rate shown represents annualized 7-day yield as of September 30, 2024.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$437,084,034	$—	$—	$437,084,034
Rights	—	—	0*	0
Investment of Cash Collateral for Securities Loaned	—	4,417,626	—	4,417,626
Total Investments in Securities	$437,084,034	$4,417,626	$0	$441,501,660

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Financial Statements.

4    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE) September 30, 2024
Investments	Shares	Value
COMMON STOCKS – 101.0%
Argentina – 0.1%
Grupo Financiero Galicia SA, ADR*(a)	34,084	$1,434,596
Brazil – 4.7%
Allos SA	287,754	1,154,546
Ambev SA	1,893,103	4,546,951
Atacadao SA*	248,458	422,020
B3 SA – Brasil Bolsa Balcao	2,578,863	5,071,729
Banco Bradesco SA	540,849	1,300,032
Banco Santander Brasil SA	222,875	1,161,890
Brava Energia	176,539	571,520
BRF SA*	270,776	1,175,925
CCR SA	455,909	1,012,982
Cia Siderurgica Nacional SA	296,190	701,070
Cosan SA	667,787	1,603,925
Embraer SA*	302,240	2,662,318
Energisa SA	119,570	983,426
Eneva SA*	733,036	1,880,442
Engie Brasil Energia SA	95,681	745,833
Equatorial Energia SA	400,841	2,392,180
GPS Participacoes & Empreendimentos SA(b)	281,477	963,445
Hapvida Participacoes & Investimentos SA*(b)	2,011,761	1,477,661
Hypera SA	199,431	960,570
Itau Unibanco Holding SA	272,589	1,573,226
Itausa SA	509,124	1,035,861
Klabin SA	459,680	1,763,325
Localiza Rent a Car SA	418,146	3,148,112
Lojas Renner SA	389,311	1,291,079
Magazine Luiza SA*	80,741	143,815
MercadoLibre, Inc.*	13,704	28,120,060
Multiplan Empreendimentos Imobiliarios SA	128,179	603,730
Natura & Co. Holding SA	357,028	921,121
PRIO SA	407,186	3,239,812
Raia Drogasil SA	547,027	2,560,454
Rede D’Or Sao Luiz SA(b)	480,076	2,726,643
Rumo SA	599,347	2,201,135
Santos Brasil Participacoes SA	326,158	884,001
Sendas Distribuidora SA*	610,226	837,047
Suzano SA	320,701	3,205,950
Telefonica Brasil SA	168,715	1,729,346
TIM SA	414,958	1,427,185
TOTVS SA	242,660	1,272,608
Transmissora Alianca de Energia Eletrica SA	60,953	383,237
Ultrapar Participacoes SA	414,904	1,615,945
Vibra Energia SA	578,380	2,485,235
WEG SA	670,188	6,693,511
Total Brazil		100,650,903
Investments	Shares	Value
Chile – 0.3%
Banco de Chile	17,407,820	$2,223,719
Banco Santander Chile	26,849,640	1,397,952
Cencosud SA	762,396	1,541,094
Empresas CMPC SA	440,870	767,926
Empresas Copec SA	158,663	1,063,761
Total Chile		6,994,452
China – 28.2%
360 Security Technology, Inc., Class A	682,800	859,518
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	266,600	681,866
AAC Technologies Holdings, Inc.	251,500	1,032,874
Aier Eye Hospital Group Co. Ltd., Class A	958,885	2,179,829
Akeso, Inc.*(b)	207,000	1,828,156
Alibaba Group Holding Ltd.	5,098,132	72,197,557
ANTA Sports Products Ltd.	373,500	4,541,625
Asymchem Laboratories Tianjin Co. Ltd., Class A	44,640	534,061
Baidu, Inc., Class A*	782,000	10,631,374
BeiGene Ltd.*	278,800	5,193,738
Beijing Kingsoft Office Software, Inc., Class A	35,315	1,344,247
Beijing New Building Materials PLC, Class A	241,700	1,138,972
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	413,400	814,555
Bilibili, Inc., Class Z*	82,434	2,056,738
Bosideng International Holdings Ltd.	1,524,000	875,061
BYD Co. Ltd., Class A	121,010	5,313,537
BYD Co. Ltd., Class H	316,000	11,545,645
BYD Electronic International Co. Ltd.(a)	264,000	1,106,302
Chaozhou Three-Circle Group Co. Ltd., Class A	308,900	1,637,486
China Conch Venture Holdings Ltd.	803,400	793,315
China Feihe Ltd.(b)	1,702,000	1,288,415
China Hongqiao Group Ltd.	813,000	1,356,483
China Jushi Co. Ltd., Class A	429,600	721,867
China Medical System Holdings Ltd.	356,000	410,196
China Minsheng Banking Corp. Ltd., Class A	5,654,479	3,247,913
Chongqing Zhifei Biological Products Co. Ltd., Class A	97,050	462,879
Chow Tai Fook Jewellery Group Ltd.	838,400	944,448
Contemporary Amperex Technology Co. Ltd., Class A	407,450	14,664,625
Country Garden Services Holdings Co. Ltd.	1,292,000	1,082,835
East Money Information Co. Ltd., Class A	2,190,253	6,352,959
ENN Energy Holdings Ltd.	213,200	1,648,234
Eoptolink Technology, Inc. Ltd., Class A	96,800	1,797,646
ESR Group Ltd.(b)	809,400	1,292,122
Eve Energy Co. Ltd., Class A	224,400	1,564,049
Focus Media Information Technology Co. Ltd., Class A	1,900,300	1,919,673
Foshan Haitian Flavouring & Food Co. Ltd., Class A	295,466	2,033,620

See Notes to Financial Statements.

WisdomTree Trust    5

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE) September 30, 2024
Investments	Shares	Value
Foxconn Industrial Internet Co. Ltd., Class A	661,900	$2,382,354
Fuyao Glass Industry Group Co. Ltd., Class A	167,782	1,395,257
Fuyao Glass Industry Group Co. Ltd., Class H(b)	257,600	1,732,810
Ganfeng Lithium Group Co. Ltd., Class A	180,320	888,118
GCL Technology Holdings Ltd.*	5,629,000	1,014,561
Geely Automobile Holdings Ltd.	1,529,000	2,397,582
GEM Co. Ltd., Class A	1,171,600	1,193,588
Genscript Biotech Corp.*	358,000	642,487
Giant Biogene Holding Co. Ltd.(b)	143,600	941,927
GigaDevice Semiconductor, Inc., Class A*	91,000	1,149,032
GoerTek, Inc., Class A	369,300	1,196,235
Great Wall Motor Co. Ltd., Class H	933,700	1,742,987
Gree Electric Appliances, Inc. of Zhuhai, Class A	678,100	4,644,912
Guangdong Haid Group Co. Ltd., Class A	153,700	1,054,585
Guanghui Energy Co. Ltd., Class A	937,800	963,440
Guangzhou Tinci Materials Technology Co. Ltd., Class A	116,800	309,079
H World Group Ltd.	614,470	2,408,833
Haidilao International Holding Ltd.(b)	377,300	925,824
Haier Smart Home Co. Ltd., Class A	613,500	2,818,261
Haier Smart Home Co. Ltd., Class H	817,200	3,282,477
Hainan Airlines Holding Co. Ltd., Class A*	6,449,800	1,188,835
Hangzhou Tigermed Consulting Co. Ltd., Class A	68,300	673,275
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	394,000	1,062,671
Henan Shuanghui Investment & Development Co. Ltd., Class A	190,300	736,603
Hengli Petrochemical Co. Ltd., Class A	399,740	894,448
Huadong Medicine Co. Ltd., Class A	136,300	681,437
Hundsun Technologies, Inc., Class A	116,571	380,928
HUTCHMED China Ltd.*(a)	245,000	1,015,642
Imeik Technology Development Co. Ltd., Class A	35,800	1,205,158
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	912,300	3,789,382
Innovent Biologics, Inc.*(b)	461,500	2,798,410
iQIYI, Inc., ADR*(a)	186,252	532,681
Isoftstone Information Technology Group Co. Ltd., Class A	95,800	705,224
JA Solar Technology Co. Ltd., Class A	75,552	146,275
JCET Group Co. Ltd., Class A	227,000	1,145,922
JD Health International, Inc.*(b)	279,500	1,259,414
JD Logistics, Inc.*(b)	612,100	1,103,238
JD.com, Inc., Class A	808,009	17,382,466
Jiangsu Eastern Shenghong Co. Ltd., Class A	473,800	628,245
Jiangsu Hengli Hydraulic Co. Ltd., Class A	91,100	820,058
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	668,013	4,991,974
Jiangsu Zhongtian Technology Co. Ltd., Class A	402,000	889,740
Kangmei Pharmaceutical Co. Ltd., Class A*	31,038	9,136
Kanzhun Ltd., ADR	85,773	1,489,019
Investments	Shares	Value
KE Holdings, Inc., ADR	236,895	$4,716,579
Kingdee International Software Group Co. Ltd.*	773,000	895,655
Kuaishou Technology*(a)(b)	832,800	5,880,796
LB Group Co. Ltd., Class A	239,700	711,361
Lens Technology Co. Ltd., Class A	445,900	1,302,916
Li Auto, Inc., Class A*	468,600	6,521,488
Li Ning Co. Ltd.	859,000	2,178,603
LONGi Green Energy Technology Co. Ltd., Class A	449,972	1,129,005
Luxshare Precision Industry Co. Ltd., Class A	780,400	4,846,104
Maxscend Microelectronics Co. Ltd., Class A	74,100	983,497
Meituan, Class B*(b)	1,514,400	33,534,187
MINISO Group Holding Ltd.(a)	173,600	830,285
Montage Technology Co. Ltd., Class A	177,191	1,693,260
Muyuan Foods Co. Ltd., Class A*	402,476	2,663,180
NAURA Technology Group Co. Ltd., Class A	40,561	2,121,054
NetEase, Inc.	587,830	11,389,561
Ningxia Baofeng Energy Group Co. Ltd., Class A	466,600	1,156,725
NIO, Inc., Class A*	539,640	3,914,865
Nongfu Spring Co. Ltd., Class H(a)(b)	604,000	2,659,389
PDD Holdings, Inc., ADR*	232,708	31,371,366
Pharmaron Beijing Co. Ltd., Class A	150,266	651,636
Ping An Bank Co. Ltd., Class A	1,482,026	2,585,575
Ping An Insurance Group Co. of China Ltd., Class A	1,668,108	13,607,237
Ping An Insurance Group Co. of China Ltd., Class H	1,690,000	10,911,297
Rongsheng Petrochemical Co. Ltd., Class A	520,800	770,189
Sanan Optoelectronics Co. Ltd., Class A	715,900	1,274,548
Sany Heavy Industry Co. Ltd., Class A	1,037,036	2,797,574
Satellite Chemical Co. Ltd., Class A	331,890	885,369
SF Holding Co. Ltd., Class A	412,573	2,651,588
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,477,800	1,069,229
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	223,173	882,341
Shanghai RAAS Blood Products Co. Ltd., Class A	972,900	1,098,199
Shanjin International Gold Co. Ltd., Class C	310,500	825,646
Shenzhen Inovance Technology Co. Ltd., Class A	332,200	2,964,270
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	96,200	4,027,434
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	61,600	721,387
Shenzhen Transsion Holdings Co. Ltd., Class A	86,139	1,328,397
Shenzhou International Group Holdings Ltd.	280,100	2,544,069
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	177,800	812,957
Sieyuan Electric Co. Ltd., Class A	95,900	1,012,625
Sino Biopharmaceutical Ltd.	3,110,000	1,493,441
SITC International Holdings Co. Ltd.	395,000	1,067,911
See Notes to Financial Statements.

6    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE) September 30, 2024
Investments	Shares	Value
Smoore International Holdings Ltd.(a)(b)	827,000	$1,373,454
Spring Airlines Co. Ltd., Class A	102,500	905,250
Sungrow Power Supply Co. Ltd., Class A	227,500	3,236,974
Sunny Optical Technology Group Co. Ltd.	205,200	1,519,022
SUPCON Technology Co. Ltd., Class A	89,738	645,084
TBEA Co. Ltd., Class A	601,053	1,257,302
Tencent Holdings Ltd.	1,919,000	109,840,669
Tencent Music Entertainment Group, ADR	207,965	2,505,978
Tianqi Lithium Corp., Class A	50,100	251,980
Tingyi Cayman Islands Holding Corp.	640,000	924,467
Tongcheng Travel Holdings Ltd.(c)	459,200	1,179,998
Tongwei Co. Ltd., Class A	425,058	1,386,564
Trina Solar Co. Ltd., Class A	87,104	279,035
Trip.com Group Ltd.*	180,720	11,423,691
Vipshop Holdings Ltd., ADR	132,627	2,086,223
Walvax Biotechnology Co. Ltd., Class A	565,800	1,190,026
Want Want China Holdings Ltd.	1,666,000	1,145,342
Wens Foodstuff Group Co. Ltd., Class A	940,600	2,706,763
Will Semiconductor Co. Ltd. Shanghai, Class A	129,440	1,982,664
Wingtech Technology Co. Ltd., Class A	72,170	337,511
WUS Printed Circuit Kunshan Co. Ltd., Class A	226,900	1,302,009
WuXi AppTec Co. Ltd., Class A	425,173	3,180,908
WuXi AppTec Co. Ltd., Class H(b)	89,600	629,824
Wuxi Biologics Cayman, Inc.*(b)	1,048,000	2,361,120
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	336,700	930,915
Xinyi Glass Holdings Ltd.(a)	750,000	894,110
Xinyi Solar Holdings Ltd.	695,753	377,995
XPeng, Inc., Class A*	386,600	2,635,400
Yadea Group Holdings Ltd.(a)(b)	498,000	886,046
Yonyou Network Technology Co. Ltd., Class A*	349,300	573,961
Yum China Holdings, Inc.	120,294	5,702,253
Yunnan Energy New Material Co. Ltd., Class A	104,300	509,827
Zai Lab Ltd.*	344,700	844,055
Zhejiang Chint Electrics Co. Ltd., Class A	438,100	1,423,474
Zhejiang Huayou Cobalt Co. Ltd., Class A	144,370	608,740
Zhejiang NHU Co. Ltd., Class A	289,080	932,256
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	439,200	1,495,451
Zhongji Innolight Co. Ltd., Class A	155,780	3,446,963
Zhongsheng Group Holdings Ltd.	357,500	663,682
ZTO Express Cayman, Inc.	124,112	3,130,163
Total China		600,898,894
Czech Republic – 0.1%
Komercni Banka AS	48,982	1,730,000
Moneta Money Bank AS(b)	235,018	1,156,679
Total Czech Republic		2,886,679
Hungary – 0.3%
MOL Hungarian Oil & Gas PLC	133,634	1,001,918
OTP Bank Nyrt	64,677	3,391,490
Richter Gedeon Nyrt	35,326	1,090,991
Total Hungary		5,484,399
Investments	Shares	Value
India – 23.2%
Aarti Industries Ltd.	128,655	$894,968
ABB India Ltd.	16,921	1,626,451
ACC Ltd.	29,718	891,332
Adani Energy Solutions Ltd.*	130,773	1,575,573
Adani Enterprises Ltd.	94,755	3,545,740
Adani Green Energy Ltd.*	119,476	2,712,692
Adani Ports & Special Economic Zone Ltd.	223,824	3,867,984
Adani Power Ltd.*	272,567	2,134,155
Adani Total Gas Ltd.	89,047	835,733
Alkem Laboratories Ltd.	15,052	1,087,176
Ambuja Cements Ltd.	226,543	1,709,996
APL Apollo Tubes Ltd.	71,351	1,348,795
Apollo Hospitals Enterprise Ltd.	42,004	3,608,456
Ashok Leyland Ltd.	767,859	2,156,937
Asian Paints Ltd.	142,681	5,668,165
Astral Ltd.	54,376	1,290,957
AU Small Finance Bank Ltd.(b)	134,017	1,183,746
Aurobindo Pharma Ltd.	83,359	1,452,991
Avenue Supermarts Ltd.*(b)	55,011	3,345,446
Axis Bank Ltd.	729,798	10,730,832
Bajaj Auto Ltd.	22,663	3,338,808
Bajaj Finserv Ltd.	131,705	3,101,465
Bajaj Holdings & Investment Ltd.	10,799	1,352,393
Balkrishna Industries Ltd.	35,244	1,282,791
Berger Paints India Ltd.	165,101	1,226,024
Bharat Forge Ltd.	97,076	1,756,841
Bharti Airtel Ltd.	761,116	15,526,807
Bosch Ltd.	2,884	1,296,710
Britannia Industries Ltd.	41,781	3,160,027
CG Power & Industrial Solutions Ltd.	252,889	2,290,603
Cipla Ltd.	184,249	3,636,775
Coforge Ltd.	23,111	1,935,021
Colgate-Palmolive India Ltd.	60,188	2,732,480
Computer Age Management Services Ltd.	27,769	1,461,032
Crompton Greaves Consumer Electricals Ltd.	303,516	1,507,597
Cummins India Ltd.	49,391	2,243,220
Cyient Ltd.	35,837	804,289
Dabur India Ltd.	214,985	1,603,898
Deepak Nitrite Ltd.	38,198	1,325,104
Delhivery Ltd.*	176,527	895,261
Divi’s Laboratories Ltd.	43,900	2,851,545
Dixon Technologies India Ltd.(c)	11,021	1,815,275
DLF Ltd.	252,263	2,694,628
Dr. Reddy’s Laboratories Ltd.	41,135	3,314,116
Eicher Motors Ltd.	49,710	2,981,517
Federal Bank Ltd.	1,006,885	2,363,741
Fortis Healthcare Ltd.	295,750	2,170,801
FSN E-Commerce Ventures Ltd.*	390,875	912,386
GMR Airports Infrastructure Ltd.*	1,194,250	1,340,447
Godrej Consumer Products Ltd.	132,360	2,200,808
Godrej Properties Ltd.*	58,187	2,194,791

See Notes to Financial Statements.

WisdomTree Trust    7

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE) September 30, 2024
Investments	Shares	Value
Grasim Industries Ltd.	135,956	$4,535,395
Havells India Ltd.	84,310	2,025,120
HCL Technologies Ltd.	341,101	7,310,768
HDFC Asset Management Co. Ltd.(b)	46,353	2,378,073
HDFC Bank Ltd.	1,682,268	34,770,034
HDFC Life Insurance Co. Ltd.(b)	314,967	2,698,603
Hero MotoCorp Ltd.	43,066	2,935,639
Hindalco Industries Ltd.	470,030	4,241,425
Hindustan Unilever Ltd.	278,239	9,822,221
ICICI Bank Ltd., ADR	668,696	19,960,576
ICICI Lombard General Insurance Co. Ltd.(b)	89,137	2,312,847
ICICI Prudential Life Insurance Co. Ltd.(b)	121,925	1,135,064
IDFC First Bank Ltd.*	1,660,409	1,473,145
Indian Hotels Co. Ltd.	354,912	2,899,816
Indus Towers Ltd.*	392,384	1,838,043
IndusInd Bank Ltd.	182,289	3,148,898
Info Edge India Ltd.	36,247	3,503,839
Infosys Ltd., ADR(a)	1,010,288	22,499,114
InterGlobe Aviation Ltd.*(b)	58,962	3,368,418
Jindal Stainless Ltd.	131,734	1,242,651
Jindal Steel & Power Ltd.	123,234	1,528,858
Jio Financial Services Ltd.*	955,233	3,996,416
JSW Energy Ltd.	181,750	1,589,855
JSW Steel Ltd.	315,607	3,879,310
Jubilant Foodworks Ltd.	122,140	993,867
Kotak Mahindra Bank Ltd.	345,378	7,640,859
KPIT Technologies Ltd.	62,404	1,212,317
Larsen & Toubro Ltd.	198,681	8,714,213
Laurus Labs Ltd.(b)	190,648	1,054,691
LTIMindtree Ltd.(b)	33,590	2,502,919
Lupin Ltd.	96,802	2,531,023
Macrotech Developers Ltd.(b)	90,390	1,331,453
Mahindra & Mahindra Ltd.	295,410	10,909,914
Marico Ltd.	241,372	2,002,954
Maruti Suzuki India Ltd.	39,851	6,295,223
Max Financial Services Ltd.*	96,111	1,365,949
Max Healthcare Institute Ltd.	283,282	3,332,232
Motherson Sumi Wiring India Ltd.	1,808,615	1,537,084
Mphasis Ltd.	43,500	1,562,654
MRF Ltd.	1,249	2,064,451
Nestle India Ltd.	128,823	4,135,110
One 97 Communications Ltd.*	111,495	915,762
Oracle Financial Services Software Ltd.	7,720	1,055,607
Page Industries Ltd.	2,864	1,466,298
PB Fintech Ltd.*	112,454	2,173,832
Persistent Systems Ltd.	39,860	2,592,479
Phoenix Mills Ltd.	66,620	1,467,248
PI Industries Ltd.	31,497	1,749,880
Pidilite Industries Ltd.	49,589	1,987,909
Polycab India Ltd.	14,977	1,243,037
Prestige Estates Projects Ltd.	48,655	1,071,352
Investments	Shares	Value
Reliance Industries Ltd., GDR(a)(b)	474,006	$32,990,818
Samvardhana Motherson International Ltd.	939,325	2,369,462
Shree Cement Ltd.	5,091	1,598,289
Siemens Ltd.	32,184	2,784,374
Solar Industries India Ltd.	8,523	1,172,643
Sona Blw Precision Forgings Ltd.(b)	120,532	1,069,238
SRF Ltd.	48,168	1,435,736
Sun Pharmaceutical Industries Ltd.	348,570	8,014,079
Supreme Industries Ltd.	24,000	1,524,077
Suzlon Energy Ltd.*	3,550,978	3,392,023
Tata Communications Ltd.	45,018	1,146,787
Tata Consultancy Services Ltd.	302,410	15,403,554
Tata Consumer Products Ltd.	220,730	3,152,731
Tata Elxsi Ltd.	14,569	1,342,910
Tata Motors Ltd.	558,511	6,495,759
Tata Power Co. Ltd.	508,071	2,925,912
Tata Steel Ltd.	2,640,084	5,310,018
Tech Mahindra Ltd.	230,952	4,346,683
Titan Co. Ltd.	129,372	5,903,397
Torrent Pharmaceuticals Ltd.	48,616	1,970,456
Torrent Power Ltd.	61,976	1,388,892
Trent Ltd.	60,829	5,498,228
Tube Investments of India Ltd.	39,939	2,066,526
TVS Motor Co. Ltd.	81,261	2,753,766
UltraTech Cement Ltd.	38,035	5,356,592
United Spirits Ltd.	142,510	2,703,738
UPL Ltd.	234,953	1,719,085
Varun Beverages Ltd.	409,250	2,960,914
Vedanta Ltd.	494,634	3,025,899
Voltas Ltd.	93,084	2,049,484
Wipro Ltd.	510,839	3,300,592
Zee Entertainment Enterprises Ltd.*	364,594	599,091
Zomato Ltd.*	2,047,894	6,678,772
Zydus Lifesciences Ltd.	86,782	1,106,558
Total India		494,546,854
Indonesia – 2.0%
Adaro Energy Indonesia Tbk. PT	6,879,600	1,731,260
Amman Mineral Internasional PT*	5,647,100	3,459,502
Astra International Tbk. PT	9,171,900	3,059,319
Bank Central Asia Tbk. PT	25,809,500	17,601,261
Barito Pacific Tbk. PT	14,155,966	981,755
Chandra Asri Pacific Tbk. PT	5,181,200	2,900,308
Charoen Pokphand Indonesia Tbk. PT	3,443,800	1,069,079
GoTo Gojek Tokopedia Tbk. PT*	470,769,500	2,052,232
Indah Kiat Pulp & Paper Tbk. PT	1,555,700	888,825
Indofood CBP Sukses Makmur Tbk. PT	1,139,000	927,224
Indofood Sukses Makmur Tbk. PT	2,433,400	1,133,122
Indosat Tbk. PT	1,123,400	812,499
Kalbe Farma Tbk. PT	11,012,900	1,254,772
Merdeka Copper Gold Tbk. PT*	7,124,000	1,279,873
Sarana Menara Nusantara Tbk. PT	15,653,200	883,982

See Notes to Financial Statements.

8    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE) September 30, 2024
Investments	Shares	Value
Sumber Alfaria Trijaya Tbk. PT	9,098,600	$1,899,047
United Tractors Tbk. PT	719,900	1,290,970
Total Indonesia		43,225,030
Malaysia – 1.0%
Genting Malaysia Bhd.	1,768,800	1,038,073
Hong Leong Bank Bhd.	619,808	3,240,708
Mr. DIY Group M Bhd.(b)	3,694,300	1,899,337
Nestle Malaysia Bhd.	50,400	1,271,153
Press Metal Aluminium Holdings Bhd.	3,911,200	4,799,484
QL Resources Bhd.	1,754,837	1,991,667
Sunway Bhd.	1,968,400	2,004,918
YTL Corp. Bhd.	4,840,900	2,946,686
YTL Power International Bhd.	2,549,500	2,262,925
Total Malaysia		21,454,951
Mexico – 2.1%
Alfa SAB de CV, Class A(a)	1,442,883	1,185,841
America Movil SAB de CV, Series B(a)	4,695,255	3,868,400
Arca Continental SAB de CV(a)	129,800	1,219,069
Banco del Bajio SA(b)	263,908	619,582
Cemex SAB de CV, Series CPO(a)	4,313,973	2,654,143
Coca-Cola Femsa SAB de CV	178,200	1,584,545
Corp. Inmobiliaria Vesta SAB de CV(a)	407,094	1,103,818
Fibra Uno Administracion SA de CV	973,325	1,138,078
Fomento Economico Mexicano SAB de CV	517,980	5,135,935
Gruma SAB de CV, Class B(a)	53,220	992,696
Grupo Aeroportuario del Centro Norte SAB de CV	103,413	877,707
Grupo Aeroportuario del Pacifico SAB de CV, Class B(a)	135,809	2,368,794
Grupo Aeroportuario del Sureste SAB de CV, Class B	57,029	1,621,582
Grupo Bimbo SAB de CV, Series A(a)	451,335	1,560,170
Grupo Carso SAB de CV, Series A1(a)	186,700	1,161,041
Grupo Financiero Banorte SAB de CV, Class O	687,528	4,892,876
Grupo Financiero Inbursa SAB de CV, Class O*(a)	468,869	1,066,807
Grupo Mexico SAB de CV, Series B	889,942	4,983,621
Grupo Televisa SAB, Series CPO(a)	1,135,803	577,694
Industrias Penoles SAB de CV*(a)	65,445	872,533
Kimberly-Clark de Mexico SAB de CV, Class A	449,000	729,322
Wal-Mart de Mexico SAB de CV	1,352,485	4,082,570
Total Mexico		44,296,824
Philippines – 0.6%
Ayala Corp.	63,000	754,932
Ayala Land, Inc.	1,784,300	1,165,387
Bank of the Philippine Islands	669,067	1,613,044
BDO Unibank, Inc.	586,958	1,654,952
International Container Terminal Services, Inc.	213,640	1,540,229
JG Summit Holdings, Inc.	1,020,440	506,237
Jollibee Foods Corp.	132,010	632,753
Metropolitan Bank & Trust Co.	762,150	1,069,016
Investments	Shares	Value
SM Investments Corp.	129,465	$2,208,673
SM Prime Holdings, Inc.	3,392,100	1,955,205
Total Philippines		13,100,428
Poland – 0.9%
Alior Bank SA	39,691	958,883
Asseco Poland SA	23,438	530,918
Bank Millennium SA*	295,674	656,659
Bank Polska Kasa Opieki SA	92,552	3,544,011
Budimex SA	7,327	1,141,173
CD Projekt SA(a)	37,060	1,682,350
Dino Polska SA*(b)	27,969	2,556,820
Grupa Kety SA	4,647	998,736
LPP SA	639	2,630,089
mBank SA*	6,001	965,779
Santander Bank Polska SA	19,787	2,343,204
Total Poland		18,008,622
Russia – 0.0%
Evraz PLC*†	757,034	0
HeadHunter Group PLC, ADR*†	35,535	0
LUKOIL PJSC*†	383,480	0
LUKOIL PJSC, ADR*†	91,105	0
Magnitogorsk Iron & Steel Works PJSC, GDR*†(c)	101,979	0
Mobile TeleSystems PJSC, ADR*†	777,676	0
Nebius Group NV*†	402,553	0
Novatek PJSC*†	1,138,580	0
Novolipetsk Steel PJSC*†	948,540	0
Ozon Holdings PLC, ADR*†(a)	43,104	0
PhosAgro PJSC*†	43,175	0
PhosAgro PJSC, GDR*†(c)	835	0
Polyus PJSC*†	37,593	0
Severstal PAO, GDR*†(c)	123,722	0
Sistema AFK PAO*†	4,256,200	0
Surgutneftegas PJSC*†	7,201,040	0
VK IPJSC, GDR*†(c)	167,707	0
X5 Retail Group NV, GDR*†(c)	166,238	0
Total Russia		0
Saudi Arabia – 4.0%
Abdullah Al Othaim Markets Co.	339,405	1,078,456
Advanced Petrochemical Co.*	102,980	1,065,102
Al Hammadi Holding	68,276	777,146
Al Rajhi Bank	1,400,563	32,555,604
Aldrees Petroleum & Transport Services Co.	35,770	1,273,890
Alinma Bank	878,101	6,671,077
Arab National Bank	101,889	518,761
Arabian Contracting Services Co.*	13,270	708,177
Astra Industrial Group	24,395	1,092,488
Bank Al-Jazira*	363,024	1,660,578
Bank AlBilad	438,490	4,605,349
Bupa Arabia for Cooperative Insurance Co.	17,539	968,727

See Notes to Financial Statements.

WisdomTree Trust    9

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE) September 30, 2024
Investments	Shares	Value
Dallah Healthcare Co.	22,448	$963,408
Dar Al Arkan Real Estate Development Co.*	378,484	1,573,906
Dr. Sulaiman Al Habib Medical Services Group Co.	58,487	4,624,205
Etihad Etisalat Co.	266,319	3,648,984
Jarir Marketing Co.	394,966	1,383,444
Leejam Sports Co. JSC	17,046	939,679
Middle East Healthcare Co.*	29,611	571,476
Mobile Telecommunications Co. Saudi Arabia	386,580	1,129,423
Mouwasat Medical Services Co.	66,341	1,766,665
Nahdi Medical Co.	25,654	899,948
National Industrialization Co.*	286,009	861,519
National Medical Care Co.	16,346	900,220
Riyadh Cables Group Co.	26,294	694,603
Sahara International Petrochemical Co.	253,354	1,982,177
Saudi Awwal Bank	234,655	2,167,403
Saudi Research & Media Group*	29,018	2,223,110
Saudia Dairy & Foodstuff Co.	10,323	1,037,969
Savola Group*	399,337	2,874,153
Seera Group Holding*	113,348	725,156
Total Saudi Arabia		83,942,803
South Africa – 2.5%
Absa Group Ltd.	283,899	2,890,309
Anglo American Platinum Ltd.(a)	12,263	441,468
Aspen Pharmacare Holdings Ltd.	128,125	1,449,840
Capitec Bank Holdings Ltd.	31,963	5,646,985
Clicks Group Ltd.	68,829	1,585,553
Discovery Ltd.	165,789	1,652,839
Exxaro Resources Ltd.(a)	90,015	898,766
FirstRand Ltd.	1,711,178	8,247,813
Gold Fields Ltd.	250,095	3,901,526
Harmony Gold Mining Co. Ltd.	153,763	1,589,516
Impala Platinum Holdings Ltd.*	283,727	1,593,119
Investec Ltd.	151,216	1,151,199
Momentum Group Ltd.	777,168	1,329,067
Mr. Price Group Ltd.	74,439	1,167,266
MultiChoice Group*	96,500	610,387
Nedbank Group Ltd.	177,733	3,083,525
Old Mutual Ltd.	1,687,920	1,341,912
Sanlam Ltd.	603,368	3,081,177
Shoprite Holdings Ltd.	158,821	2,726,016
Sibanye Stillwater Ltd.*	805,164	834,016
Standard Bank Group Ltd.	458,727	6,451,327
Vodacom Group Ltd.	177,723	1,128,991
Woolworths Holdings Ltd.	323,127	1,277,132
Total South Africa		54,079,749
South Korea – 10.1%
Alteogen, Inc.*	10,304	2,576,591
Amorepacific Corp.	8,127	917,915
Celltrion, Inc.	45,615	6,815,914
CosmoAM&T Co. Ltd.*	9,252	887,207
Investments	Shares	Value
Coway Co. Ltd.	22,399	$1,142,474
DB Insurance Co. Ltd.	19,942	1,712,538
Doosan Bobcat, Inc.	23,227	721,126
Doosan Enerbility Co. Ltd.*	150,867	2,066,244
Ecopro BM Co. Ltd.*	15,212	2,146,222
Ecopro Co. Ltd.*	27,837	1,886,028
GS Holdings Corp.	43,321	1,409,581
Hana Financial Group, Inc.	78,484	3,528,989
Hankook Tire & Technology Co. Ltd.	23,094	732,008
Hanmi Semiconductor Co. Ltd.	12,483	1,033,807
Hanwha Aerospace Co. Ltd.	8,947	2,032,010
Hanwha Industrial Solutions Co. Ltd.*	9,911	252,384
Hanwha Solutions Corp.	43,457	859,038
HD Hyundai Co. Ltd.	21,004	1,228,727
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	14,947	2,145,409
HLB, Inc.*	32,212	2,111,010
HYBE Co. Ltd.	7,463	963,336
Hyundai Glovis Co. Ltd.	15,902	1,484,770
Hyundai Motor Co.	38,230	7,133,226
Hyundai Steel Co.	53,426	1,139,853
Kakao Corp.	93,957	2,597,343
KakaoBank Corp.	101,495	1,641,523
KB Financial Group, Inc.	90,972	5,627,923
Korea Investment Holdings Co. Ltd.	23,777	1,334,581
Korea Zinc Co. Ltd.	3,155	1,659,891
Korean Air Lines Co. Ltd.	85,152	1,468,362
Krafton, Inc.*	10,237	2,681,175
KT Corp.	47,262	1,452,881
KT&G Corp.	26,660	2,220,138
Kum Yang Co. Ltd.*	13,299	531,879
L&F Co. Ltd.*	11,162	968,790
LG Chem Ltd.	12,770	3,481,307
LG Corp.	35,566	2,151,312
LG Display Co. Ltd.*	144,010	1,204,764
LG Electronics, Inc.	33,061	2,636,891
LG Energy Solution Ltd.*	11,648	3,692,052
LG H&H Co. Ltd.	2,888	837,005
LG Innotek Co. Ltd.	5,123	854,029
Meritz Financial Group, Inc.	30,395	2,256,905
NAVER Corp.	46,259	5,992,410
Posco DX Co. Ltd.	17,608	410,678
POSCO Future M Co. Ltd.	9,048	1,729,755
POSCO Holdings, Inc.	20,597	6,063,963
S-Oil Corp.	23,543	1,101,806
Samsung Biologics Co. Ltd.*(b)	5,485	4,097,916
Samsung E&A Co. Ltd.*	58,734	988,107
Samsung Electro-Mechanics Co. Ltd.	19,468	1,972,555
Samsung Electronics Co. Ltd.	1,321,708	62,158,784
Samsung Fire & Marine Insurance Co. Ltd.	10,448	2,752,417
Samsung Heavy Industries Co. Ltd.*	278,184	2,133,659
Samsung Life Insurance Co. Ltd.	26,056	1,857,015
See Notes to Financial Statements.

10    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE) September 30, 2024
Investments	Shares	Value
Samsung SDI Co. Ltd.	13,477	$3,900,776
Samsung SDS Co. Ltd.	12,451	1,472,945
Shinhan Financial Group Co. Ltd.	128,922	5,471,569
SK Biopharmaceuticals Co. Ltd.*	12,810	1,018,766
SK Hynix, Inc.	141,124	18,842,434
SK Innovation Co. Ltd.*	18,044	1,615,778
SK, Inc.	11,495	1,346,665
Woori Financial Group, Inc.	206,111	2,443,007
Yuhan Corp.	17,182	1,873,636
Total South Korea		215,469,799
Taiwan – 18.3%
Accton Technology Corp.	167,000	2,807,388
Acer, Inc.	957,000	1,233,805
Advantech Co. Ltd.	174,072	1,768,415
ASE Technology Holding Co. Ltd.	894,062	4,265,981
Asia Cement Corp.	955,000	1,440,957
Asia Vital Components Co. Ltd.	88,000	1,640,624
ASMedia Technology, Inc.	16,000	816,520
Asustek Computer, Inc.	214,000	3,739,497
AUO Corp.	2,731,200	1,471,473
Cathay Financial Holding Co. Ltd.	2,720,425	5,716,533
Cheng Shin Rubber Industry Co. Ltd.	821,000	1,343,839
Chicony Electronics Co. Ltd.	170,000	880,982
Chroma ATE, Inc.	114,000	1,345,457
Compal Electronics, Inc.	1,310,000	1,378,446
Compeq Manufacturing Co. Ltd.	394,000	850,337
CTBC Financial Holding Co. Ltd.	5,568,672	6,053,191
Delta Electronics, Inc.	526,500	6,330,345
E.Sun Financial Holding Co. Ltd.	4,227,011	3,746,628
Eclat Textile Co. Ltd.	80,000	1,377,719
Elite Material Co. Ltd.	97,000	1,370,104
Eva Airways Corp.	959,000	1,136,382
Far Eastern International Bank	1,230,887	540,639
Far Eastern New Century Corp.	1,338,080	1,623,632
Far EasTone Telecommunications Co. Ltd.	609,000	1,745,416
Faraday Technology Corp.	74,780	628,552
Feng TAY Enterprise Co. Ltd.	210,320	1,036,763
First Financial Holding Co. Ltd.	2,190,420	1,896,497
Formosa Petrochemical Corp.	565,000	940,878
Formosa Plastics Corp.	1,358,000	2,295,767
Fortune Electric Co. Ltd.	62,700	1,246,214
Fubon Financial Holding Co. Ltd.	2,697,174	7,704,629
Giant Manufacturing Co. Ltd.	146,853	1,039,454
Gigabyte Technology Co. Ltd.	149,000	1,217,086
Global Unichip Corp.	21,000	729,939
Gold Circuit Electronics Ltd.	110,000	688,228
Great Wall Enterprise Co. Ltd.	592	963
Hiwin Technologies Corp.	110,752	748,927
Hon Hai Precision Industry Co. Ltd.	3,234,068	19,161,290
Hotai Motor Co. Ltd.	128,880	2,887,394
Innolux Corp.	2,347,726	1,198,103
Investments	Shares	Value
Inventec Corp.	940,000	$1,280,205
Jentech Precision Industrial Co. Ltd.	31,000	1,268,545
KGI Financial Holding Co. Ltd.	5,778,000	3,012,561
King Slide Works Co. Ltd.	20,000	695,180
King Yuan Electronics Co. Ltd.	271,000	963,377
Largan Precision Co. Ltd.	32,000	2,568,372
Lien Hwa Industrial Holdings Corp.	479,492	934,848
Lite-On Technology Corp., ADR	600,000	1,886,464
Lotes Co. Ltd.	27,271	1,193,507
Makalot Industrial Co. Ltd.	74,460	821,150
MediaTek, Inc.	393,000	14,591,661
Micro-Star International Co. Ltd.	301,000	1,654,970
momo.com, Inc.	336	4,183
Nan Ya Plastics Corp.	1,787,000	2,597,507
Nanya Technology Corp.*	513,000	767,559
Novatek Microelectronics Corp.	200,000	3,273,664
Pegatron Corp.	681,000	2,216,454
PharmaEssentia Corp.*	105,000	2,110,186
Pou Chen Corp.	1,243,000	1,419,887
Powerchip Semiconductor Manufacturing Corp.*	1,416,000	966,477
Powertech Technology, Inc.	218,000	943,738
President Chain Store Corp.	167,000	1,556,728
Qisda Corp.	647,000	766,672
Quanta Computer, Inc.	757,000	6,315,011
Realtek Semiconductor Corp.	152,000	2,262,241
Ruentex Development Co. Ltd.	585,300	905,327
Shanghai Commercial & Savings Bank Ltd.	1,842,159	2,246,926
Shin Kong Financial Holding Co. Ltd.*	5,055,043	1,924,803
SinoPac Financial Holdings Co. Ltd.	5,281,874	4,047,381
Synnex Technology International Corp.	568,000	1,301,250
TA Chen Stainless Pipe	347,532	380,515
Taishin Financial Holding Co. Ltd.	4,953,593	2,880,132
Taiwan Mobile Co. Ltd.	475,000	1,726,099
Taiwan Semiconductor Manufacturing Co. Ltd.	6,204,000	187,610,889
Tatung Co. Ltd.*	582,000	903,901
TCC Group Holdings Co. Ltd.	2,219,000	2,370,000
Tripod Technology Corp.	161,000	999,684
Uni-President Enterprises Corp.	1,346,160	3,709,262
Unimicron Technology Corp.	421,000	1,915,662
United Microelectronics Corp.	3,234,000	5,497,897
Voltronic Power Technology Corp.	22,000	1,407,739
Walsin Lihwa Corp.	1,077,977	1,192,207
Wan Hai Lines Ltd.	409,750	1,268,876
Winbond Electronics Corp.*	1,360,904	918,120
Wistron Corp.	828,000	2,642,567
Wiwynn Corp.	28,000	1,517,387
WPG Holdings Ltd.	588,000	1,393,519
WT Microelectronics Co. Ltd.	225,000	750,083
Yageo Corp.	136,028	2,677,877
Yuanta Financial Holding Co. Ltd.	4,213,846	4,220,970
Total Taiwan		390,525,214

See Notes to Financial Statements.

WisdomTree Trust    11

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE) September 30, 2024
Investments	Shares	Value
Thailand – 1.7%
Advanced Info Service PCL, NVDR	517,300	$4,179,877
Bumrungrad Hospital PCL, NVDR	220,100	1,840,009
Central Pattana PCL, NVDR	1,053,400	2,193,390
Central Retail Corp. PCL, NVDR	1,426,783	1,374,572
CP ALL PCL, NVDR	1,927,600	3,923,792
Delta Electronics Thailand PCL, NVDR	1,934,300	6,432,137
Energy Absolute PCL, NVDR	1,317,600	366,483
Gulf Energy Development PCL, NVDR	2,752,000	4,874,959
Home Product Center PCL, NVDR	2,288,200	739,563
Indorama Ventures PCL, NVDR	1,288,500	989,075
Intouch Holdings PCL, NVDR	653,700	1,879,178
Minor International PCL, NVDR	1,612,300	1,415,507
Tisco Financial Group PCL, NVDR	743,200	2,228,849
True Corp. PCL, NVDR*	7,288,293	2,536,831
Total Thailand		34,974,222
Turkey – 0.8%
Akbank TAS	1,132,788	2,041,104
BIM Birlesik Magazalar AS	157,981	2,293,196
Enka Insaat ve Sanayi AS	767,651	1,017,180
Ford Otomotiv Sanayi AS	30,230	811,739
Haci Omer Sabanci Holding AS	596,182	1,697,660
KOC Holding AS	469,335	2,583,678
Turkcell Iletisim Hizmetleri AS	556,538	1,549,771
Turkiye Is Bankasi AS, Class C	4,115,916	1,692,730
Turkiye Petrol Rafinerileri AS	360,482	1,636,482
Turkiye Sise ve Cam Fabrikalari AS	844,760	1,064,992
Yapi ve Kredi Bankasi AS	1,324,039	1,197,502
Total Turkey		17,586,034
United States – 0.1%
Legend Biotech Corp., ADR*	24,249	1,181,654
TOTAL COMMON STOCKS (Cost: $1,683,472,979)		2,150,742,107
Investments	Shares	Value
RIGHTS – 0.0%
China – 0.0%
Kangmei Pharmaceutical Co. Ltd., expiring 11/12/24*† (Cost: $0)	14,422	$0
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.2%
United States – 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(d) (Cost: $26,257,894)	26,257,894	26,257,894
TOTAL INVESTMENTS IN SECURITIES – 102.2% (Cost: $1,709,730,873)		2,177,000,001
Other Assets less Liabilities – (2.2)%		(47,498,819)
NET ASSETS – 100.0%		$2,129,501,182

*   Non-income producing security.

†   This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)  Security, or portion thereof, was on loan at September 30, 2024 (See Note 2). At September 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $47,945,297 and the total market value of the collateral held by the Fund was $51,096,253. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $24,838,359.

(b)  This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)  This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)  Rate shown represents annualized 7-day yield as of September 30, 2024.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	10/2/2024	32,862	USD	255,408	HKD	$—	$(20)
Deutsche Bank AG	10/2/2024	2,284,102	USD	8,568,826	SAR	—	(66)
HSBC Holdings PLC	10/1/2024	582,430	USD	2,399,613	MYR	494	—
HSBC Holdings PLC	10/2/2024	5,757,902	USD	7,607,628,313	KRW	—	(59,662)
JPMorgan Chase Bank NA	10/1/2024	1,946,864	USD	10,581,594	BRL	3,790	—
JPMorgan Chase Bank NA	10/1/2024	9,680,543	USD	306,902,260	TWD	—	(17,283)
State Street Bank and Trust	10/1/2024	188,108	USD	169,221,353	CLP	—	(355)
						$4,284	$(77,386)

See Notes to Financial Statements.

12    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE) September 30, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$ 0*	$0
Other	2,150,742,107	—	—	2,150,742,107
Rights	—	—	0*	0
Investment of Cash Collateral for Securities Loaned	—	26,257,894	—	26,257,894
Total Investments in Securities	$2,150,742,107	$26,257,894	$ 0	$2,177,000,001
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$4,284	$—	$4,284
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(77,386)	$—	$(77,386)
Total – Net	$2,150,742,107	$26,184,792	$ 0	$2,176,926,899

*     Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1     Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    13

Schedule of Investments (unaudited) WisdomTree Emerging Markets High Dividend Fund (DEM) September 30, 2024
Investments	Shares	Value
COMMON STOCKS – 100.1%
Brazil – 12.1%
Alupar Investimento SA	371,986	$2,086,777
Ambev SA	7,685,309	18,458,967
Auren Energia SA	1,486,635	2,855,449
Banco Bradesco SA	1,433,958	3,446,787
Banco do Brasil SA	5,819,469	29,044,983
BB Seguridade Participacoes SA	1,538,119	10,026,667
Blau Farmaceutica SA	156,762	379,685
Cia de Saneamento de Minas Gerais Copasa MG	901,069	3,812,228
Cia de Sanena do Parana	976,796	5,287,735
CPFL Energia SA	715,284	4,456,569
CSN Mineracao SA	2,722,345	3,449,297
Dexco SA	500,879	786,389
Engie Brasil Energia SA	1,005,497	7,837,847
Grendene SA	1,692,928	1,750,190
Kepler Weber SA	489,244	894,794
Klabin SA	2,450,143	9,398,709
Lojas Renner SA	1,782,390	5,910,971
Mahle Metal Leve SA	207,244	1,150,425
Neoenergia SA	618,773	2,227,028
Petroleo Brasileiro SA	21,093,048	152,103,271
Sao Martinho SA	291,723	1,404,029
Telefonica Brasil SA	662,712	6,792,865
TIM SA	2,129,209	7,323,090
Vale SA	6,919,022	80,691,007
Total Brazil		361,575,759
Chile – 1.9%
Aguas Andinas SA, Class A	7,846,567	2,429,386
Banco de Chile	83,785,663	10,702,991
Banco de Credito & Inversiones SA	77,879	2,427,701
Banco Santander Chile	58,783,941	3,060,641
Cencosud Shopping SA	1,708,497	2,969,272
Cia Sud Americana de Vapores SA	55,534,217	3,401,695
Colbun SA	31,576,657	4,283,369
Empresa Nacional de Telecomunicaciones SA	350,354	1,228,717
Empresas CMPC SA	4,322,272	7,528,715
Empresas Copec SA	776,575	5,206,573
Enel Chile SA	121,254,989	6,684,622
Quinenco SA	1,189,041	4,143,567
SMU SA	9,857,073	1,602,776
Total Chile		55,670,025
China – 23.3%
Agricultural Bank of China Ltd., Class A	8,566,400	5,875,236
Agricultural Bank of China Ltd., Class H	31,810,000	14,988,684
Anhui Conch Cement Co. Ltd., Class A	1,019,600	3,808,212
Anhui Conch Cement Co. Ltd., Class H	2,503,500	7,364,657
Anhui Expressway Co. Ltd., Class H	1,248,000	1,516,720
BAIC Motor Corp. Ltd., Class H(a)	6,315,000	1,829,256
Bank of Beijing Co. Ltd., Class A	2,988,849	2,494,035
Investments	Shares	Value
Bank of Chengdu Co. Ltd., Class A	307,500	$692,008
Bank of China Ltd., Class A	5,805,700	4,147,728
Bank of China Ltd., Class H	94,322,000	44,565,399
Bank of Chongqing Co. Ltd., Class H	2,056,500	1,419,098
Bank of Communications Co. Ltd., Class A	4,523,200	4,782,591
Bank of Communications Co. Ltd., Class H	23,387,000	17,944,837
Bank of Guiyang Co. Ltd., Class A	1,255,400	1,087,027
Bank of Jiangsu Co. Ltd., Class A	2,367,270	2,841,272
Bank of Nanjing Co. Ltd., Class A	1,769,800	2,769,007
Bank of Shanghai Co. Ltd., Class A	2,520,502	2,841,514
Beijing Jingneng Clean Energy Co. Ltd., Class H	6,342,000	1,665,617
Blue Moon Group Holdings Ltd.(a)(b)	2,386,000	826,307
Bros Eastern Co. Ltd., Class A	160,200	121,318
Canmax Technologies Co. Ltd., Class A	225,500	795,202
China Cinda Asset Management Co. Ltd., Class H	10,576,000	1,470,496
China CITIC Bank Corp. Ltd., Class H	19,229,000	12,278,834
China Coal Energy Co. Ltd., Class H	4,500,000	5,619,569
China Communications Services Corp. Ltd., Class H	4,506,000	2,442,261
China Construction Bank Corp., Class A	1,361,500	1,542,682
China Construction Bank Corp., Class H	121,346,054	91,859,002
China East Education Holdings Ltd.(a)(b)	999,500	389,892
China Everbright Bank Co. Ltd., Class A	2,340,900	1,204,124
China Everbright Bank Co. Ltd., Class H	5,774,000	1,962,454
China Feihe Ltd.(a)	7,258,000	5,494,308
China Galaxy Securities Co. Ltd., Class H	3,135,500	2,930,638
China Life Insurance Co. Ltd., Class H	3,869,000	7,780,339
China Medical System Holdings Ltd.	1,815,000	2,091,310
China Merchants Bank Co. Ltd., Class H(b)	2,459,000	12,203,985
China Minsheng Banking Corp. Ltd., Class A	1,205,300	692,320
China Minsheng Banking Corp. Ltd., Class H	11,469,000	4,680,622
China Nonferrous Mining Corp. Ltd.	1,584,000	1,307,170
China Pacific Insurance Group Co. Ltd., Class H	1,963,000	7,076,151
China Petroleum & Chemical Corp., Class A	4,766,500	4,740,177
China Railway Group Ltd., Class H	6,295,000	3,306,546
China Railway Signal & Communication Corp. Ltd., Class H(a)	3,699,000	1,547,699
China Shenhua Energy Co. Ltd., Class A	1,670,900	10,409,327
China Shenhua Energy Co. Ltd., Class H	16,941,000	76,444,422
China Suntien Green Energy Corp. Ltd., Class H	4,141,000	1,945,883
China Zheshang Bank Co. Ltd., Class A	1,106,200	464,694
Chongqing Rural Commercial Bank Co. Ltd., Class A	1,537,000	1,194,699
Chongqing Rural Commercial Bank Co. Ltd., Class H	4,653,000	2,414,109
Daqin Railway Co. Ltd., Class A	2,206,000	2,162,297
Easyhome New Retail Group Co. Ltd., Class A	518,700	217,155
Fufeng Group Ltd.(b)	7,386,000	4,583,266
Gree Electric Appliances, Inc. of Zhuhai, Class A	1,338,900	9,171,321
Greentown Management Holdings Co. Ltd.(a)	670,000	320,013
Guanghui Energy Co. Ltd., Class A	2,423,500	2,489,761
Guangzhou Automobile Group Co. Ltd., Class H(b)	4,550,000	1,786,611

See Notes to Financial Statements.

14    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets High Dividend Fund (DEM) September 30, 2024
Investments	Shares	Value
Guizhou Panjiang Refined Coal Co. Ltd., Class A	522,700	$438,406
Guotai Junan Securities Co. Ltd., Class H†(a)	666,400	678,282
Hailir Pesticides & Chemicals Group Co. Ltd., Class A	114,800	210,289
Haitong Securities Co. Ltd., Class H†(b)	1,234,800	576,584
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	37,200	122,996
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	502,000	1,440,301
Henan Shuanghui Investment & Development Co. Ltd., Class A	567,300	2,195,874
Hengan International Group Co. Ltd.	1,279,000	4,412,900
HLA Group Corp. Ltd., Class A	270,200	292,644
Hoyuan Green Energy Co. Ltd., Class A	188,719	457,327
Huabao Flavours & Fragrances Co. Ltd., Class A	100,000	266,766
Huadian Power International Corp. Ltd., Class H(b)	3,452,000	1,964,318
Huaibei Mining Holdings Co. Ltd., Class A	505,400	1,300,573
Huatai Securities Co. Ltd., Class H(a)	916,200	1,476,772
Huaxia Bank Co. Ltd., Class A	1,285,500	1,364,730
Industrial & Commercial Bank of China Ltd., Class A	5,731,000	5,060,630
Industrial & Commercial Bank of China Ltd., Class H	80,836,823	48,288,749
Industrial Bank Co. Ltd., Class A	2,805,500	7,724,630
Inner Mongolia ERDOS Resources Co. Ltd., Class A	159,200	233,614
Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	153,400	125,155
Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	56,000	85,697
Jiangsu Expressway Co. Ltd., Class H	4,165,727	4,220,698
Jiangzhong Pharmaceutical Co. Ltd., Class A	135,600	457,254
Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	80,800	196,844
Keda Industrial Group Co. Ltd., Class A	525,000	651,876
Livzon Pharmaceutical Group, Inc., Class H	325,900	1,239,826
Luxi Chemical Group Co. Ltd., Class A	312,800	559,126
Metallurgical Corp. of China Ltd., Class H(b)	3,935,000	805,491
Nanjing Iron & Steel Co. Ltd., Class A	2,049,000	1,419,938
NetDragon Websoft Holdings Ltd.	429,000	643,983
New China Life Insurance Co. Ltd., Class H	649,600	2,028,040
PetroChina Co. Ltd., Class A	4,356,500	5,614,744
PetroChina Co. Ltd., Class H	82,246,000	67,130,948
PICC Property & Casualty Co. Ltd., Class H	6,984,000	10,357,989
Ping An Insurance Group Co. of China Ltd., Class H	4,938,500	31,884,876
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	591,000	925,516
Postal Savings Bank of China Co. Ltd., Class H(a)	6,009,000	3,597,277
Rongan Property Co. Ltd., Class A	363,400	138,638
Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	175,600	110,649
Shaanxi Coal Industry Co. Ltd., Class A	3,394,700	13,377,698
Investments	Shares	Value
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	108,600	$131,431
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	147,400	377,206
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,338,400	2,184,862
Shanghai Rural Commercial Bank Co. Ltd., Class A	235,400	249,908
Shanghai Tunnel Engineering Co. Ltd., Class A	627,600	593,645
Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,226,500	1,675,372
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	1,187,900	2,995,783
Shenzhen Aisidi Co. Ltd., Class A	291,200	461,849
Shenzhen Expressway Corp. Ltd., Class H	1,600,000	1,433,666
Shenzhen Heungkong Holding Co. Ltd., Class A	613,500	151,651
Shenzhen Jinjia Group Co. Ltd., Class A	150,600	92,099
Sichuan Road & Bridge Group Co. Ltd., Class A	1,300,900	1,306,727
Sinopec Engineering Group Co. Ltd., Class H	4,248,500	2,942,637
Sinotrans Ltd., Class H	5,993,000	3,070,761
Sunac Services Holdings Ltd.(a)	3,999,000	1,168,681
TangShan Port Group Co. Ltd., Class A	2,221,900	1,641,348
TBEA Co. Ltd., Class A	1,986,000	4,154,378
Tian Lun Gas Holdings Ltd.	438,500	210,570
Tianqi Lithium Corp., Class A	316,800	1,593,359
Tianqi Lithium Corp., Class H(b)	279,800	994,204
Tingyi Cayman Islands Holding Corp.	2,650,000	3,827,873
Tongwei Co. Ltd., Class A	1,289,600	4,206,750
Uni-President China Holdings Ltd.	2,283,000	2,142,655
Western Mining Co. Ltd., Class A	1,448,600	3,926,463
XCMG Construction Machinery Co. Ltd., Class A	1,585,300	1,760,022
Xiamen C & D, Inc., Class A	653,800	953,798
Xiamen ITG Group Corp. Ltd., Class A	470,900	499,250
Xiamen Xiangyu Co. Ltd., Class A	646,200	591,849
Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H(a)(b)	266,000	326,357
YongXing Special Materials Technology Co. Ltd., Class A	189,960	1,129,394
Yunnan Yuntianhua Co. Ltd., Class A	365,000	1,180,220
Zangge Mining Co. Ltd., Class A	505,600	2,076,972
Zhejiang Expressway Co. Ltd., Class H	4,355,400	3,050,322
Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	354,200	412,470
Zhejiang Meida Industrial Co. Ltd., Class A	234,900	265,488
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	598,500	750,835
Zhende Medical Co. Ltd., Class A	88,500	305,131
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	685,000	959,485
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H(b)	3,860,400	2,837,835
Total China		693,311,816
See Notes to Financial Statements.

WisdomTree Trust    15

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets High Dividend Fund (DEM) September 30, 2024
Investments	Shares	Value
Czech Republic – 1.3%
CEZ AS	755,913	$29,458,325
Komercni Banka AS	99,705	3,521,492
Moneta Money Bank AS(a)	873,582	4,299,474
Total Czech Republic		37,279,291
Hungary – 0.4%
Magyar Telekom Telecommunications PLC	767,372	2,264,249
MOL Hungarian Oil & Gas PLC	1,138,848	8,538,482
Total Hungary		10,802,731
India – 8.0%
Castrol India Ltd.	1,107,539	3,248,557
CESC Ltd.	1,026,710	2,467,743
Coal India Ltd.	8,753,477	53,287,824
Hindustan Zinc Ltd.	1,357,867	8,466,288
Indian Oil Corp. Ltd.	8,772,707	18,858,945
Mindspace Business Parks REIT(a)	469,326	1,991,694
National Aluminium Co. Ltd.	1,655,127	4,153,359
NMDC Ltd.	2,431,487	7,106,045
Oil & Natural Gas Corp. Ltd.	10,935,803	38,835,876
Oil India Ltd.	1,546,539	10,715,805
Oracle Financial Services Software Ltd.	61,178	8,365,273
Petronet LNG Ltd.	1,103,999	4,499,585
Power Grid Corp. of India Ltd.	11,928,397	50,225,204
Redington Ltd.	950,831	2,095,314
Vedanta Ltd.	4,141,525	25,335,574
Total India		239,653,086
Indonesia – 3.4%
ABM Investama Tbk. PT	1,997,200	561,960
Adaro Energy Indonesia Tbk. PT	52,601,100	13,237,133
AKR Corporindo Tbk. PT	16,208,500	1,659,391
Astra Agro Lestari Tbk. PT	1,137,400	495,828
Astra International Tbk. PT	97,582,600	32,549,018
Bank BTPN Syariah Tbk. PT	6,734,600	540,458
Bank CIMB Niaga Tbk. PT	3,591,200	445,935
Bank Rakyat Indonesia Persero Tbk. PT	83,294,500	27,233,010
Bukit Asam Tbk. PT	13,976,800	2,843,365
Dharma Satya Nusantara Tbk. PT	8,587,200	465,093
Erajaya Swasembada Tbk. PT	16,795,100	503,631
ESSA Industries Indonesia Tbk. PT	19,248,300	1,125,148
Gudang Garam Tbk. PT*	993,200	1,043,057
Hanjaya Mandala Sampoerna Tbk. PT	15,881,000	797,197
Impack Pratama Industri Tbk. PT	21,018,600	494,229
Indo Tambangraya Megah Tbk. PT	1,179,700	2,062,916
Perusahaan Gas Negara Tbk. PT	32,368,000	3,067,905
Selamat Sempurna Tbk. PT	3,962,300	533,890
United Tractors Tbk. PT	5,855,400	10,500,271
Total Indonesia		100,159,435
Malaysia – 3.0%
Alliance Bank Malaysia Bhd.	1,466,200	1,582,294
AMMB Holdings Bhd.	1,513,700	1,835,456
Investments	Shares	Value
Astro Malaysia Holdings Bhd.*	7,408,600	$476,120
Bermaz Auto Bhd.	2,015,600	1,094,930
British American Tobacco Malaysia Bhd.	339,900	647,075
CIMB Group Holdings Bhd.	8,754,900	17,091,535
Gas Malaysia Bhd.	1,196,800	1,102,908
HAP Seng Consolidated Bhd.	1,294,900	1,274,959
Heineken Malaysia Bhd.	356,600	2,020,171
Kuala Lumpur Kepong Bhd.	792,600	3,948,103
Malayan Banking Bhd.	10,224,083	25,984,816
MBSB Bhd.	4,632,700	859,468
MISC Bhd.	3,161,000	5,979,338
Petronas Gas Bhd.	1,934,500	8,444,525
RHB Bank Bhd.	3,383,645	5,071,160
Sime Darby Bhd.	4,735,600	2,825,167
TIME dotCom Bhd.	2,749,100	3,160,115
United Plantations Bhd.	771,000	4,895,060
Total Malaysia		88,293,200
Mexico – 3.3%
Banco del Bajio SA(a)(b)	678,851	1,593,752
Bolsa Mexicana de Valores SAB de CV(b)	874,165	1,416,805
Fibra Uno Administracion SA de CV	12,147,025	14,203,133
Grupo Aeroportuario del Centro Norte SAB de CV	928,436	7,880,007
Grupo Financiero Banorte SAB de CV, Class O	4,881,627	34,740,688
Grupo Mexico SAB de CV, Series B(b)	4,517,287	25,296,531
Kimberly-Clark de Mexico SAB de CV, Class A(b)	3,337,585	5,421,319
Megacable Holdings SAB de CV, Series CPO(b)	814,780	1,696,731
Orbia Advance Corp. SAB de CV(b)	1,657,876	1,683,926
Promotora y Operadora de Infraestructura SAB de CV(b)	467,768	4,422,343
Total Mexico		98,355,235
Philippines – 0.5%
Aboitiz Power Corp.	3,937,300	2,676,978
Globe Telecom, Inc.	62,230	2,525,291
Manila Electric Co.	492,520	3,851,390
PLDT, Inc.	205,234	5,457,036
Semirara Mining & Power Corp.	2,708,000	1,570,555
Total Philippines		16,081,250
Poland – 1.7%
Bank Handlowy w Warszawie SA	69,355	1,646,962
Bank Polska Kasa Opieki SA	131,590	5,038,858
Orange Polska SA	961,427	2,118,182
ORLEN SA	2,504,305	36,471,475
Powszechny Zaklad Ubezpieczen SA	578,331	6,343,662
Total Poland		51,619,139
Russia – 0.0%
Evraz PLC†*	2,288,532	0
GMK Norilskiy Nickel PAO†*	14,851,900	0
Magnit PJSC†*	200,620	0
Magnitogorsk Iron & Steel Works PJSC, GDR†*(c)	298,929	0
MMC Norilsk Nickel PJSC, ADR†*	13	0

See Notes to Financial Statements.

16    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets High Dividend Fund (DEM) September 30, 2024
Investments	Shares	Value
Mobile TeleSystems PJSC, ADR†*	1,549,581	$0
Novolipetsk Steel PJSC†*	5,213,400	0
PhosAgro PJSC†*	95,795	0
PhosAgro PJSC, GDR†*(c)	1,853	0
Polyus PJSC†*	35,478	0
Polyus PJSC, GDR†*(c)	1	0
Sberbank of Russia PJSC†*	9,700,476	0
Severstal PAO, GDR†*(c)	775,843	0
Tatneft PJSC†*	1,371,750	0
Tatneft PJSC, ADR†*	3,217	0
Total Russia		0
Saudi Arabia – 2.8%
AlSaif Stores for Development & Investment Co.	282,776	618,106
Arabian Cement Co.	119,541	820,542
Arabian Centres Co.(a)	420,647	2,448,934
Banque Saudi Fransi	429,501	3,686,606
Jarir Marketing Co.	1,023,953	3,586,592
Riyad Bank	903,202	5,999,839
SABIC Agri-Nutrients Co.	607,783	19,247,380
Sahara International Petrochemical Co.	875,591	6,850,401
Saudi Aramco Base Oil Co.	174,048	6,152,041
Saudi Awwal Bank	250,332	2,312,205
Saudi Basic Industries Corp.	1,320,603	26,367,000
Saudi Cement Co.	225,712	2,496,947
Saudi Investment Bank	524,276	1,822,402
United Electronics Co.	60,744	1,535,035
Total Saudi Arabia		83,944,030
South Africa – 5.7%
Absa Group Ltd.	863,566	8,791,761
AECI Ltd.	254,851	1,530,511
Anglo American Platinum Ltd.(b)	119,343	4,296,348
AVI Ltd.	829,295	5,293,628
Barloworld Ltd.	365,382	1,835,762
FirstRand Ltd.	4,376,547	21,094,792
Hyprop Investments Ltd.	942,566	2,517,156
Investec Ltd.	230,987	1,758,490
Kumba Iron Ore Ltd.	130,047	3,026,192
Momentum Group Ltd.	1,247,336	2,133,120
Motus Holdings Ltd.(b)	354,709	2,500,717
Mr. Price Group Ltd.	502,422	7,878,397
Nedbank Group Ltd.(b)	610,185	10,586,218
Northam Platinum Holdings Ltd.(b)	610,891	3,865,461
Old Mutual Ltd.(b)	4,309,125	3,425,795
Omnia Holdings Ltd.	371,059	1,400,259
Redefine Properties Ltd.	26,778,582	7,754,251
Resilient REIT Ltd.	789,634	2,691,606
Reunert Ltd.	324,113	1,523,467
Sanlam Ltd.	2,036,055	10,397,379
Sappi Ltd.	1,051,960	2,957,636
Standard Bank Group Ltd.	2,039,921	28,688,516
Sun International Ltd.	687,571	1,815,435
Investments	Shares	Value
Thungela Resources Ltd.(b)	482,416	$3,072,401
Tiger Brands Ltd.	279,923	3,784,829
Truworths International Ltd.(b)	1,423,148	9,001,778
Vodacom Group Ltd.	1,384,081	8,792,418
Woolworths Holdings Ltd.(b)	2,052,131	8,110,874
Total South Africa		170,525,197
South Korea – 4.5%
BNK Financial Group, Inc.	422,386	2,919,912
Cheil Worldwide, Inc.	221,825	3,119,494
DB Insurance Co. Ltd.	57,231	4,914,767
DGB Financial Group, Inc.	282,248	1,746,109
GS Holdings Corp.	157,797	5,134,406
Hana Financial Group, Inc.	351,834	15,820,019
HD Hyundai Co. Ltd.	100,354	5,870,674
Hite Jinro Co. Ltd.	99,269	1,544,792
Hyundai Marine & Fire Insurance Co. Ltd.	58,103	1,466,238
Industrial Bank of Korea	436,971	4,668,108
JB Financial Group Co. Ltd.	220,025	2,575,960
KB Financial Group, Inc.	257,653	15,939,533
KCC Glass Corp.	24,080	737,481
Korean Reinsurance Co.	199,042	1,254,191
KT Corp.	144,562	4,443,980
KT&G Corp.	232,454	19,357,835
Lotte Corp.	94,451	1,780,391
LOTTE Fine Chemical Co. Ltd.	39,554	1,451,856
LX Semicon Co. Ltd.	18,475	908,421
Samsung Fire & Marine Insurance Co. Ltd.	26,377	6,948,747
Samsung Securities Co. Ltd.	62,494	2,081,222
SeAH Besteel Holdings Corp.	23,712	372,625
Shinhan Financial Group Co. Ltd.	415,116	17,617,908
SK Discovery Co. Ltd.	25,206	664,990
Woori Financial Group, Inc.	794,773	9,420,342
Total South Korea		132,760,001
Taiwan – 24.6%
Acer, Inc.	3,661,000	4,719,915
Advanced Power Electronics Corp.	166,000	433,274
Alltek Technology Corp.	825,000	961,955
AMPOC Far-East Co. Ltd.	171,000	472,801
Apacer Technology, Inc.	205,000	338,789
ASE Technology Holding Co. Ltd.	12,540,000	59,834,105
Asia Cement Corp.	4,357,000	6,574,084
BenQ Materials Corp.	328,000	320,781
BES Engineering Corp.	2,780,000	1,071,714
Chang Wah Electromaterials, Inc.	886,000	1,710,603
Cheng Uei Precision Industry Co. Ltd.	603,000	1,225,188
Chicony Electronics Co. Ltd.	2,016,386	10,449,412
Chicony Power Technology Co. Ltd.	418,000	1,789,740
Chinese Maritime Transport Ltd.	203,000	311,429
ChipMOS Technologies, Inc.	615,000	728,754
Chong Hong Construction Co. Ltd.	437,000	1,367,071
Cleanaway Co. Ltd.	248,000	1,449,765

See Notes to Financial Statements.

WisdomTree Trust    17

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets High Dividend Fund (DEM) September 30, 2024
Investments	Shares	Value
Compeq Manufacturing Co. Ltd.	1,715,000	$3,701,341
Continental Holdings Corp.	1,281,000	1,246,735
CTCI Corp.	1,042,000	1,557,411
DA CIN Construction Co. Ltd.	1,054,000	1,675,263
Darfon Electronics Corp.	427,000	669,918
Ennoconn Corp.	134,000	1,223,706
Far Eastern Department Stores Ltd.	1,822,000	1,563,121
Far Eastern New Century Corp.	5,584,000	6,775,650
Farglory Land Development Co. Ltd.	577,000	1,309,105
Feng Hsin Steel Co. Ltd.	1,175,000	3,155,957
FLEXium Interconnect, Inc.	543,000	1,348,642
Flytech Technology Co. Ltd.	453,000	1,216,722
Formosa Advanced Technologies Co. Ltd.	334,000	384,169
Formosa International Hotels Corp.	124,000	795,412
Formosa Plastics Corp.	7,964,000	13,463,543
Formosa Sumco Technology Corp.(b)	84,000	364,969
Foxsemicon Integrated Technology, Inc.	268,000	3,019,038
Fu Hua Innovation Co. Ltd.(b)	1,374,240	1,422,159
Fusheng Precision Co. Ltd.	537,000	4,920,923
G Shank Enterprise Co. Ltd.	344,573	990,825
Gemtek Technology Corp.	757,000	917,351
Getac Holdings Corp.(b)	855,000	3,012,418
Global Brands Manufacture Ltd.	469,000	895,126
Global Mixed Mode Technology, Inc.	133,000	943,501
Goldsun Building Materials Co. Ltd.	2,385,000	3,941,526
Greatek Electronics, Inc.	822,000	1,519,505
Holtek Semiconductor, Inc.	481,000	819,234
Holy Stone Enterprise Co. Ltd.	398,200	1,148,805
Hon Hai Precision Industry Co. Ltd.	18,773,000	111,226,755
Hong TAI Electric Industrial	366,000	398,423
Huaku Development Co. Ltd.	628,200	2,640,121
Kindom Development Co. Ltd.	836,000	1,283,858
King Yuan Electronics Co. Ltd.	2,329,000	8,279,352
KMC Kuei Meng International, Inc.	92,000	438,974
Kung Long Batteries Industrial Co. Ltd.	195,000	924,273
Lite-On Technology Corp., ADR	4,338,000	13,639,139
Machvision, Inc.	64,000	703,774
Macronix International Co. Ltd.	2,652,000	2,245,860
MediaTek, Inc.	4,791,000	177,884,600
Nan Ya Plastics Corp.	7,487,000	10,882,783
Nan Ya Printed Circuit Board Corp.	334,000	1,503,958
Nichidenbo Corp.	764,000	1,496,785
Novatek Microelectronics Corp.(b)	1,493,000	24,437,900
Nuvoton Technology Corp.(b)	269,000	728,463
Pan Jit International, Inc.	350,000	642,567
Pegatron Corp.	3,255,000	10,594,063
Posiflex Technology, Inc.(b)	191,000	1,264,421
Pou Chen Corp.	3,554,000	4,059,757
Powertech Technology, Inc.	1,448,000	6,268,497
Primax Electronics Ltd.	1,148,000	3,286,581
Promate Electronic Co. Ltd.	593,000	1,512,177
Investments	Shares	Value
Qisda Corp.	3,092,000	$3,663,912
Realtek Semiconductor Corp.	977,000	14,540,850
Sampo Corp.	352,000	315,333
Sesoda Corp.	713,000	931,621
Shin Zu Shing Co. Ltd.(b)	377,475	2,361,716
Shinkong Insurance Co. Ltd.	174,000	516,285
Sigurd Microelectronics Corp.	1,246,000	2,980,494
Sinon Corp.	1,336,000	1,813,193
Sitronix Technology Corp.	246,000	1,776,215
Sonix Technology Co. Ltd.	309,000	450,614
Sunrex Technology Corp.	468,000	826,670
Supreme Electronics Co. Ltd.	1,028,299	2,141,308
Swancor Holding Co. Ltd.	238,000	864,867
Synnex Technology International Corp.	3,172,000	7,266,838
Systex Corp.	400,000	1,605,233
TA Chen Stainless Pipe	3,149,000	3,447,865
Taiwan Hon Chuan Enterprise Co. Ltd.	494,000	2,544,420
Taiwan Mobile Co. Ltd.	3,843,000	13,965,051
Taiwan Navigation Co. Ltd.	772,000	795,260
Taiwan Paiho Ltd.	461,000	1,063,404
Taiwan PCB Techvest Co. Ltd.	652,000	795,260
Taiwan Secom Co. Ltd.	473,000	2,062,598
Taiwan Surface Mounting Technology Corp.	506,000	1,758,804
Test Research, Inc.	523,000	2,338,473
Thye Ming Industrial Co. Ltd.	343,000	748,939
Ton Yi Industrial Corp.	1,791,000	947,948
Topco Scientific Co. Ltd.	329,813	2,938,943
Topkey Corp.	207,000	1,422,669
Transcend Information, Inc.	465,000	1,513,437
TSRC Corp.	1,675,000	1,259,697
Tung Ho Steel Enterprise Corp.	970,000	2,427,567
TXC Corp.	957,000	3,296,194
U-Ming Marine Transport Corp.	918,000	1,618,643
Uni-President Enterprises Corp.	6,580,000	18,130,789
Unimicron Technology Corp.	1,729,000	7,867,410
United Integrated Services Co. Ltd.	521,000	5,251,734
United Microelectronics Corp.	28,620,000	48,654,859
Universal Cement Corp.	1,290,520	1,260,078
Wah Lee Industrial Corp.	318,000	1,291,233
Walsin Lihwa Corp.(b)	4,187,000	4,630,686
Weikeng Industrial Co. Ltd.	1,084,000	1,183,455
WPG Holdings Ltd.	3,187,280	7,553,632
Yankey Engineering Co. Ltd.	170,400	1,661,113
Yem Chio Co. Ltd.	865,000	526,164
Zenitron Corp.	724,000	714,929
Zero One Technology Co. Ltd.	444,000	1,248,669
Total Taiwan		731,079,608
Thailand – 2.8%
AAPICO Hitech PCL, NVDR	775,000	515,422
AP Thailand PCL, NVDR	2,432,700	756,025

See Notes to Financial Statements.

18    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets High Dividend Fund (DEM) September 30, 2024
Investments	Shares	Value
Banpu PCL, NVDR	12,514,100	$2,741,804
Banpu Power PCL, NVDR	1,381,600	566,766
Don Muang Tollway PCL, NVDR	2,279,500	828,845
Electricity Generating PCL, NVDR	618,300	2,373,088
Indorama Ventures PCL, NVDR	3,573,700	2,743,233
Land & Houses PCL, NVDR	10,692,300	2,126,664
Major Cineplex Group PCL, NVDR	746,400	345,625
MBK PCL, NVDR	1,148,500	638,898
MC Group PCL, NVDR	1,141,200	425,589
Northeast Rubber PCL, NVDR	3,866,925	642,935
One Enterprise Public Co. Ltd., NVDR	3,362,500	390,824
Osotspa PCL, NVDR	3,178,900	2,282,110
Prima Marine PCL, NVDR	3,046,000	814,097
PTT Exploration & Production PCL, NVDR	3,625,700	14,760,833
PTT PCL, NVDR	18,707,900	19,767,496
Quality Houses PCL, NVDR	17,958,800	1,077,165
Sabina PCL, NVDR	470,800	343,837
Sansiri PCL, NVDR	24,309,500	1,442,969
SC Asset Corp. PCL, NVDR	5,380,100	514,978
SCB X PCL, NVDR	3,977,400	13,473,284
Somboon Advance Technology PCL, NVDR	1,311,000	529,656
Thai Oil PCL, NVDR	1,331,100	2,120,080
Thai Union Group PCL, NVDR	3,966,700	1,799,824
Thai Vegetable Oil PCL, NVDR	910,015	681,575
Thanachart Capital PCL, NVDR	1,242,700	1,950,318
Tipco Asphalt PCL, NVDR	2,690,200	1,563,414
TMBThanachart Bank PCL, NVDR	61,809,900	3,784,182
Triple i Logistics PCL, NVDR	1,878,100	405,650
TTW PCL, NVDR	6,683,777	1,942,143
Total Thailand		84,349,329
Turkey – 0.8%
Akbank TAS	2,205,596	3,974,134
Dogus Otomotiv Servis ve Ticaret AS	121,851	780,208
Investments	Shares	Value
Turkiye Petrol Rafinerileri AS	3,850,764	$17,481,329
Yapi ve Kredi Bankasi AS	1,836,601	1,661,079
Total Turkey		23,896,750
TOTAL COMMON STOCKS (Cost: $2,491,182,549)		2,979,355,882
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.1%
United States – 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(d) (Cost: $34,405,839)	34,405,839	34,405,839
TOTAL INVESTMENTS IN SECURITIES – 101.2% (Cost: $2,525,588,388)		3,013,761,721
Other Assets less Liabilities – (1.2)%		(37,021,190)
NET ASSETS – 100.0%		$2,976,740,531

†     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $1,254,866, which represents 0.04% of net assets.

*     Non-income producing security.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Security, or portion thereof, was on loan at September 30, 2024 (See Note 2). At September 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $63,809,581. The Fund also had securities on loan having a total market value of $268,643 that were sold and pending settlement. The total market value of the collateral held by the Fund was $69,063,872. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $34,658,033.

(c)   This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)  Rate shown represents annualized 7-day yield as of September 30, 2024.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2024 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2024	Dividend Income
WisdomTree Global High Dividend Fund^	$981,756	$5,025,228	$5,976,492	$53,945	$(84,437)	$—	$74,650

^     As of September 30, 2024, the Fund did not hold a position in this affiliate.

See Notes to Financial Statements.

WisdomTree Trust    19

Schedule of Investments (unaudited) (concluded) WisdomTree Emerging Markets High Dividend Fund (DEM) September 30, 2024

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	10/2/2024	1,358,867,992	KRW	1,040,083	USD	$—	$(954)
Bank of America NA	10/2/2024	6,324,838	MXN	322,299	USD	363	—
Bank of America NA	10/3/2024	11,300,000	ZAR	654,478	USD	1,260	—
Merrill Lynch International	10/1/2024	5,719,440,973	IDR	378,270	USD	—	(500)
Morgan Stanley & Co. International	10/3/2024	555,000	HKD	71,411	USD	41	—
Royal Bank of Canada	10/8/2024	17,082,210	CNH	2,441,346	USD	—	(560)
Standard Chartered Bank	10/1/2024	2,215,000	SAR	590,460	USD	—	(14)
State Street Bank and Trust	10/2/2024	1,020,000	BRL	187,201	USD	100	—
						$1,764	$(2,028)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
China	$692,056,950	$—	$1,254,866	*	$693,311,816
Russia	—	—	0	*	0
Other	2,286,044,066	—	—		2,286,044,066
Investment of Cash Collateral for Securities Loaned	—	34,405,839	—		34,405,839
Total Investments in Securities	$2,978,101,016	$34,405,839	$1,254,866		$3,013,761,721
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$1,764	$—		$1,764
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(2,028)	$—		$(2,028)
Total – Net	$2,978,101,016	$34,405,575	$1,254,866		$3,013,761,457

*     Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.
See Notes to Financial Statements.

20    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree Emerging Markets Multifactor Fund (EMMF) September 30, 2024
Investments	Shares	Value
COMMON STOCKS – 99.5%
Brazil – 5.9%
Ambev SA	57,536	$138,193
Banco do Brasil SA	25,726	128,399
BB Seguridade Participacoes SA	34,433	224,461
BRF SA*	9,293	40,358
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	5,767	95,732
CPFL Energia SA	15,454	96,286
Hypera SA	3,793	18,269
JBS SA	9,191	53,383
Klabin SA	59,309	227,508
Suzano SA	21,049	210,420
Telefonica Brasil SA	21,863	224,098
TIM SA	71,945	247,444
TOTVS SA	33,334	174,817
Ultrapar Participacoes SA	17,704	68,953
Vibra Energia SA	27,399	117,730
WEG SA	9,618	96,060
Total Brazil		2,162,111
Chile – 0.2%
Latam Airlines Group SA	4,471,277	57,615
China – 11.0%
Anhui Gujing Distillery Co. Ltd., Class B	15,200	245,000
Bosideng International Holdings Ltd.	460,000	264,126
China Power International Development Ltd.(a)	555,000	265,085
China Resources Pharmaceutical Group Ltd.(b)	282,000	218,194
China Resources Power Holdings Co. Ltd.	112,000	304,242
Fuyao Glass Industry Group Co. Ltd., Class H(b)	60,400	406,296
Hansoh Pharmaceutical Group Co. Ltd.(b)	54,000	145,645
Huaneng Power International, Inc., Class H(a)	226,000	138,786
Jiangsu Expressway Co. Ltd., Class H	162,000	164,138
Kunlun Energy Co. Ltd.	234,000	241,607
PICC Property & Casualty Co. Ltd., Class H	292,000	433,066
Tongcheng Travel Holdings Ltd.(c)	85,200	218,937
Vipshop Holdings Ltd., ADR	12,617	198,465
Want Want China Holdings Ltd.	543,000	373,302
Yum China Holdings, Inc.	7,854	353,587
Zhejiang Expressway Co. Ltd., Class H	128,000	89,645
Total China		4,060,121
Czech Republic – 0.4%
CEZ AS	4,155	161,922
Hungary – 0.3%
MOL Hungarian Oil & Gas PLC	13,671	102,498
India – 28.7%
ABB India Ltd.	1,832	176,092
Adani Power Ltd.*	3,183	24,922
Apollo Hospitals Enterprise Ltd.	1,130	97,075
Investments	Shares	Value
Ashok Leyland Ltd.	35,720	$100,338
Asian Paints Ltd.	5,846	232,239
Aurobindo Pharma Ltd.	10,249	178,645
Bajaj Auto Ltd.	2,299	338,698
Bajaj Holdings & Investment Ltd.	1,400	175,326
Bank of Baroda	55,536	164,220
Bharat Electronics Ltd.	48,756	165,873
Bharat Petroleum Corp. Ltd.	48,954	216,113
Bharti Airtel Ltd.	10,930	222,973
Bosch Ltd.	244	109,708
Britannia Industries Ltd.	1,390	105,130
CG Power & Industrial Solutions Ltd.	15,939	144,371
Cipla Ltd.	10,929	215,721
Coal India Ltd.	32,770	199,491
Colgate-Palmolive India Ltd.	5,424	246,245
Cummins India Ltd.	1,129	51,276
Dr. Reddy’s Laboratories Ltd.	2,252	181,436
Eicher Motors Ltd.	2,230	133,751
GAIL India Ltd.	37,996	108,949
Grasim Industries Ltd.	6,290	209,830
Havells India Ltd.	3,545	85,151
HCL Technologies Ltd.	11,667	250,057
Hero MotoCorp Ltd.	3,293	224,471
Hindustan Aeronautics Ltd.(c)	530	27,958
Hindustan Petroleum Corp. Ltd.	25,449	133,787
Hindustan Unilever Ltd.	3,352	118,330
ICICI Lombard General Insurance Co. Ltd.(b)	6,681	173,353
Indian Hotels Co. Ltd.	35,013	286,074
Indus Towers Ltd.*	24,528	114,896
Infosys Ltd.	13,188	295,168
InterGlobe Aviation Ltd.*(b)	1,478	84,436
ITC Ltd.	27,927	172,675
Larsen & Toubro Ltd.	1,439	63,115
LTIMindtree Ltd.(b)	2,569	191,426
Lupin Ltd.	3,934	102,860
Mahindra & Mahindra Ltd.	9,031	333,528
Mankind Pharma Ltd.*	2,046	61,543
Marico Ltd.	12,217	101,379
Maruti Suzuki India Ltd.	1,330	210,099
MRF Ltd.	62	102,479
Nestle India Ltd.	2,329	74,759
NTPC Ltd.	42,112	222,718
Persistent Systems Ltd.	2,360	153,493
Petronet LNG Ltd.	54,226	221,010
PI Industries Ltd.	1,912	106,225
Pidilite Industries Ltd.	2,061	82,621
Samvardhana Motherson International Ltd.	61,410	154,908
SBI Cards & Payment Services Ltd.	22,760	210,133
Siemens Ltd.	2,375	205,471
Solar Industries India Ltd.	257	35,360

See Notes to Financial Statements.

WisdomTree Trust    21

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets Multifactor Fund (EMMF) September 30, 2024
Investments	Shares	Value
State Bank of India	13,007	$122,292
Sun Pharmaceutical Industries Ltd.	11,046	253,962
Suzlon Energy Ltd.*	36,675	35,033
Tata Consultancy Services Ltd.	5,929	302,000
Tata Elxsi Ltd.	1,786	164,626
Tata Motors Ltd.	17,538	203,976
Torrent Pharmaceuticals Ltd.	5,348	216,760
Torrent Power Ltd.	1,757	39,375
Trent Ltd.	2,953	266,917
TVS Motor Co. Ltd.	8,016	271,646
Vedanta Ltd.	25,964	158,833
Wipro Ltd.	19,252	124,390
Total India		10,557,715
Indonesia – 3.4%
Astra International Tbk. PT	856,600	285,722
Indah Kiat Pulp & Paper Tbk. PT	364,400	208,194
Indofood CBP Sukses Makmur Tbk. PT	119,700	97,444
Indofood Sukses Makmur Tbk. PT	547,900	255,132
Kalbe Farma Tbk. PT	830,600	94,636
Telkom Indonesia Persero Tbk. PT	375,400	74,138
United Tractors Tbk. PT	135,000	242,090
Total Indonesia		1,257,356
Malaysia – 6.6%
AMMB Holdings Bhd.	188,100	228,083
Genting Malaysia Bhd.	273,700	160,629
Hong Leong Bank Bhd.	50,500	264,043
Kuala Lumpur Kepong Bhd.	25,700	128,017
Malaysia Airports Holdings Bhd.	65,300	165,645
MISC Bhd.	121,200	229,261
Mr. DIY Group M Bhd.(b)	381,000	195,882
Nestle Malaysia Bhd.	1,300	32,788
Petronas Gas Bhd.	39,800	173,736
Press Metal Aluminium Holdings Bhd.	108,900	133,633
Public Bank Bhd.	221,800	245,279
Sime Darby Bhd.	231,400	138,049
Telekom Malaysia Bhd.	174,400	284,217
YTL Power International Bhd.	46,000	40,829
Total Malaysia		2,420,091
Mexico – 2.6%
Alfa SAB de CV, Class A	214,719	176,468
Arca Continental SAB de CV	10,234	96,117
Cemex SAB de CV, Series CPO	24,800	15,258
Coca-Cola Femsa SAB de CV	4,493	39,951
Fomento Economico Mexicano SAB de CV	7,375	73,125
Gruma SAB de CV, Class B	5,585	104,175
Grupo Financiero Inbursa SAB de CV, Class O*(a)	27,291	62,095
Kimberly-Clark de Mexico SAB de CV, Class A	90,900	147,651
Promotora y Operadora de Infraestructura SAB de CV	27,427	259,299
Total Mexico		974,139
Investments	Shares	Value
Philippines – 3.0%
Bank of the Philippine Islands	88,468	$213,286
BDO Unibank, Inc.	68,610	193,449
International Container Terminal Services, Inc.	24,320	175,334
Manila Electric Co.	13,350	104,394
Metropolitan Bank & Trust Co.	142,600	200,015
PLDT, Inc.	8,540	227,073
Total Philippines		1,113,551
Poland – 2.3%
Bank Polska Kasa Opieki SA	4,360	166,954
Budimex SA	11	1,713
mBank SA*	1,000	160,936
Powszechna Kasa Oszczednosci Bank Polski SA	12,023	175,442
Powszechny Zaklad Ubezpieczen SA	16,421	180,120
Santander Bank Polska SA	1,480	175,264
Total Poland		860,429
Russia – 0.0%
GMK Norilskiy Nickel PAO*†	2,900	0
LUKOIL PJSC*†	67	0
LUKOIL PJSC, ADR*†	46	0
Magnit PJSC*†	32	0
MMC Norilsk Nickel PJSC, ADR*†	11	0
Mobile TeleSystems PJSC, ADR*†	1,696	0
Novolipetsk Steel PJSC*†	3,110	0
PhosAgro PJSC*†	178	0
PhosAgro PJSC, GDR*†(c)	4	0
Polyus PJSC*†	59	0
Rosneft Oil Co. PJSC*†	1,588	0
Sberbank of Russia PJSC, ADR*†	639	0
Severstal PAO, GDR*†(c)	475	0
VTB Bank PJSC*†	3,307	0
X5 Retail Group NV, GDR*†(c)	223	0
Total Russia		0
South Africa – 2.1%
Bid Corp. Ltd.	5,935	152,486
Clicks Group Ltd.	5,890	135,683
Harmony Gold Mining Co. Ltd.	5,215	53,910
Sasol Ltd.	8,820	59,397
Standard Bank Group Ltd.	26,427	371,657
Total South Africa		773,133
South Korea – 7.5%
CJ CheilJedang Corp.	574	133,437
DB Insurance Co. Ltd.	3,885	333,628
GS Holdings Corp.	3,492	113,623
Hankook Tire & Technology Co. Ltd.	5,853	185,522
Krafton, Inc.*	1,101	288,363
LG Innotek Co. Ltd.	1,466	244,390
LG Uplus Corp.	51,312	384,928
Orion Corp.	2,235	166,638

See Notes to Financial Statements.

22    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets Multifactor Fund (EMMF) September 30, 2024
Investments	Shares	Value
Samsung Electronics Co. Ltd.	11,313	$532,041
SK Telecom Co. Ltd.	8,830	377,454
Total South Korea		2,760,024
Taiwan – 19.5%
Asia Vital Components Co. Ltd.	8,000	149,148
Asustek Computer, Inc.	10,000	174,743
Cheng Shin Rubber Industry Co. Ltd.	101,000	165,320
Chunghwa Telecom Co. Ltd.	65,000	257,769
Compal Electronics, Inc.	83,000	87,337
Eva Airways Corp.	54,000	63,988
Far EasTone Telecommunications Co. Ltd.	87,000	249,345
Hon Hai Precision Industry Co. Ltd.	36,000	213,294
Largan Precision Co. Ltd.	2,000	160,523
MediaTek, Inc.	4,000	148,516
Nien Made Enterprise Co. Ltd.	2,000	32,231
Novatek Microelectronics Corp.	13,000	212,788
Pegatron Corp.	56,000	182,264
Pou Chen Corp.	138,000	157,638
President Chain Store Corp.	18,000	167,791
Realtek Semiconductor Corp.	13,000	193,481
Synnex Technology International Corp.	109,000	249,712
Taiwan Mobile Co. Ltd.	70,000	254,373
Taiwan Semiconductor Manufacturing Co. Ltd.	107,500	3,250,833
Uni-President Enterprises Corp.	57,000	157,060
United Microelectronics Corp.	138,000	234,604
Vanguard International Semiconductor Corp.	42,000	137,361
Wistron Corp.	48,000	153,192
Zhen Ding Technology Holding Ltd.	39,000	139,873
Total Taiwan		7,193,184
Thailand – 3.4%
Advanced Info Service PCL, NVDR	31,600	255,334
Bangkok Dusit Medical Services PCL, NVDR	140,500	130,992
Bumrungrad Hospital PCL, NVDR	13,100	109,515
CP ALL PCL, NVDR	75,000	152,669
Kasikornbank PCL, NVDR	53,000	247,067
PTT Exploration & Production PCL, NVDR	31,100	126,613
TMBThanachart Bank PCL, NVDR	4,021,900	246,232
Total Thailand		1,268,422
Investments	Shares	Value
Turkey – 2.6%
Akbank TAS	88,906	$160,195
Coca-Cola Icecek AS	30,371	50,637
KOC Holding AS	19,200	105,696
Pegasus Hava Tasimaciligi AS*	11,929	83,499
Turk Hava Yollari AO*	7,157	59,664
Turkcell Iletisim Hizmetleri AS	58,070	161,705
Turkiye Is Bankasi AS, Class C	444,213	182,689
Yapi ve Kredi Bankasi AS	149,692	135,386
Total Turkey		939,471
TOTAL COMMON STOCKS (Cost: $32,184,046)		36,661,782
PREFERRED STOCKS – 1.7%
Brazil – 1.7%
Banco Bradesco SA, 10.60%	59,750	161,285
Cia Energetica de Minas Gerais, 10.92%	50,043	104,758
Itau Unibanco Holding SA, 7.24%	40,826	270,709
Petroleo Brasileiro SA, 14.35%	16,948	112,067
TOTAL PREFERRED STOCKS (Cost: $620,724)		648,819
TOTAL INVESTMENTS IN SECURITIES – 101.2% (Cost: $32,804,770)		37,310,601
Other Assets less Liabilities – (1.2)%		(451,994)
NET ASSETS – 100.0%		$36,858,607

*     Non-income producing security.

†     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)   Security, or portion thereof, was on loan at September 30, 2024 (See Note 2). At September 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $378,098 and the total market value of the collateral held by the Fund was $401,714. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $401,714.

(b)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)   This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	10/1/2024	16,642,331	TWD	526,073	USD	$—	$(191)
Bank of America NA	10/2/2024	278,124,495	KRW	212,910	USD	—	(228)
Bank of America NA	10/3/2024	155,175,472	TWD	4,904,408	USD	—	(1,007)
Bank of America NA	10/3/2024	94,240	USD	512,291	BRL	181	—
Bank of America NA	10/3/2024	408,866	USD	12,962,264	TWD	—	(730)
Bank of America NA	10/4/2024	1,524,527,000	KRW	1,166,522	USD	—	(714)
Bank of America NA	10/4/2024	1,144,712	USD	1,524,527,000	KRW	—	(21,096)

See Notes to Financial Statements.

WisdomTree Trust    23

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets Multifactor Fund (EMMF) September 30, 2024
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	11/5/2024	5,196,162	USD	163,330,960	TWD	$19,915	$—
Citibank NA	10/2/2024	1,974,969	HKD	254,108	USD	153	—
Citibank NA	10/2/2024	493,900	USD	27,753,244	PHP	—	(1,362)
Citibank NA	10/2/2024	49,258	USD	2,754,165	PHP	109	—
Citibank NA	10/3/2024	13,819,053	CLP	15,422	USD	—	(32)
Citibank NA	10/3/2024	2,119,984,821	IDR	137,403	USD	2,616	—
Citibank NA	10/3/2024	7,471,140,674	IDR	493,842	USD	—	(394)
Citibank NA	10/3/2024	1,572	USD	1,404,711	CLP	8	—
Citibank NA	10/3/2024	51,814	USD	1,170,689	CZK	—	(1)
Citibank NA	10/3/2024	5,075	USD	114,174	CZK	22	—
Citibank NA	10/3/2024	5,453	USD	1,937,178	HUF	9	—
Citibank NA	10/3/2024	29,046	USD	111,011	PLN	110	—
Citibank NA	10/3/2024	29,994	USD	1,027,507	TRY	—	(31)
Citibank NA	10/3/2024	13,690	USD	234,210	ZAR	100	—
Citibank NA	10/4/2024	603,913,973	INR	7,210,397	USD	—	(4,201)
Citibank NA	10/4/2024	1,340,170,650	KRW	1,018,436	USD	6,394	—
Citibank NA	10/4/2024	6,312,312	USD	529,766,436	INR	—	(9,120)
Citibank NA	10/4/2024	280,833	USD	23,596,969	INR	—	(738)
Citibank NA	10/4/2024	604,022	USD	50,550,568	INR	828	—
Citibank NA	10/4/2024	1,025,458	USD	1,340,170,650	KRW	627	—
Citibank NA	10/4/2024	45,022	USD	883,741	MXN	—	(55)
Citibank NA	10/10/2024	1,587,558	USD	11,192,286	CNY	—	(7,820)
Citibank NA	10/10/2024	202,493	USD	1,436,487	CNY	—	(2,267)
Citibank NA	10/10/2024	163,135	USD	1,143,902	CNY	80	—
Citibank NA	11/5/2024	164,977	USD	1,152,031	CNY	385	—
Citibank NA	11/5/2024	495,160	USD	7,500,336,249	IDR	435	—
Citibank NA	11/5/2024	962,082	USD	1,263,704,089	KRW	—	(6,177)
Citibank NA	11/5/2024	88,924	USD	115,797,002	KRW	200	—
Citibank NA	11/5/2024	50,097	USD	2,805,419	PHP	42	—
Citibank NA	11/6/2024	23,060	USD	20,667,777	CLP	49	—
Citibank NA	11/6/2024	1,917	USD	1,722,315	CLP	—	(0)^
Citibank NA	11/6/2024	7,245,600	USD	607,758,793	INR	4,532	—
Goldman Sachs	10/3/2024	1,281,576	CZK	56,889	USD	—	(166)
Goldman Sachs	10/3/2024	2,017,112	MYR	490,483	USD	—	(1,281)
Goldman Sachs	10/3/2024	939,561	USD	5,355,499	BRL	—	(43,735)
Goldman Sachs	10/3/2024	207,634	USD	189,466,088	CLP	—	(3,374)
Goldman Sachs	10/3/2024	426,250	USD	1,832,876	MYR	—	(18,270)
Goldman Sachs	10/3/2024	44,617	USD	184,236	MYR	—	(65)
Goldman Sachs	10/4/2024	625,343	USD	12,392,735	MXN	—	(6,775)
Goldman Sachs	11/5/2024	85,374	USD	1,922,027	CZK	248	—
Goldman Sachs	11/5/2024	564,006	USD	2,316,372	MYR	1,215	—
Goldman Sachs	11/5/2024	46,926	USD	193,031	MYR	27	—
HSBC Holdings PLC	10/2/2024	30,507,409	PHP	544,095	USD	316	—
HSBC Holdings PLC	10/3/2024	5,867,790	BRL	1,076,560	USD	795	—
HSBC Holdings PLC	10/3/2024	177,051,746	CLP	189,644	USD	7,538	—
HSBC Holdings PLC	10/3/2024	2,020,702	HKD	260,151	USD	—	(3)
HSBC Holdings PLC	10/3/2024	11,841,036	TRY	345,684	USD	324	—
HSBC Holdings PLC	10/3/2024	7,886,848	TWD	246,079	USD	3,138	—
HSBC Holdings PLC	10/3/2024	68,572	USD	24,313,883	HUF	249	—
HSBC Holdings PLC	10/3/2024	580,140	USD	8,980,686,941	IDR	—	(13,009)
HSBC Holdings PLC	10/3/2024	40,324	USD	610,438,554	IDR	6	—

See Notes to Financial Statements.

24    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets Multifactor Fund (EMMF) September 30, 2024
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	10/3/2024	212,186	USD	820,181	PLN	$—	$(1,605)
HSBC Holdings PLC	10/3/2024	315,690	USD	11,166,445	TRY	—	(10,606)
HSBC Holdings PLC	10/3/2024	4,720,128	USD	150,100,056	TWD	—	(22,895)
HSBC Holdings PLC	10/3/2024	2,853,193	ZAR	167,153	USD	—	(1,596)
HSBC Holdings PLC	10/4/2024	184,356,350	KRW	137,883	USD	3,095	—
HSBC Holdings PLC	10/4/2024	10,566,420	MXN	539,983	USD	—	(1,020)
HSBC Holdings PLC	10/4/2024	141,064	USD	184,356,350	KRW	86	—
HSBC Holdings PLC	10/10/2024	13,772,675	CNY	1,963,878	USD	—	(684)
HSBC Holdings PLC	11/5/2024	1,078,080	USD	5,897,258	BRL	—	(740)
HSBC Holdings PLC	11/5/2024	89,911	USD	491,438	BRL	10	—
HSBC Holdings PLC	11/5/2024	1,980,286	USD	13,824,375	CNY	5,182	—
HSBC Holdings PLC	11/5/2024	7,114	USD	160,629	CZK	—	(0)^
HSBC Holdings PLC	11/5/2024	41,242	USD	625,028,112	IDR	15	—
HSBC Holdings PLC	11/5/2024	87,159	USD	114,882,186	KRW	—	(865)
HSBC Holdings PLC	11/5/2024	522,173	USD	10,268,585	MXN	992	—
HSBC Holdings PLC	11/5/2024	43,514	USD	857,332	MXN	0^	—
HSBC Holdings PLC	11/5/2024	600,636	USD	33,665,023	PHP	—	(16)
HSBC Holdings PLC	11/5/2024	30,672	USD	1,087,862	TRY	—	(105)
HSBC Holdings PLC	11/5/2024	368,061	USD	13,048,461	TRY	—	(1,096)
HSBC Holdings PLC	11/5/2024	433,607	USD	13,610,915	TWD	2,253	—
HSBC Holdings PLC	11/5/2024	15,190	USD	262,502	ZAR	—	(0)^
HSBC Holdings PLC	11/5/2024	182,285	USD	3,120,048	ZAR	1,737	—
HSBC Holdings PLC	11/6/2024	3,355	USD	1,195,467	HUF	—	(0)^
HSBC Holdings PLC	11/6/2024	603,517	USD	50,646,574	INR	95	—
HSBC Holdings PLC	11/6/2024	28,395	USD	109,014	PLN	0^	—
Merrill Lynch International	10/1/2024	1,180,707	BRL	217,341	USD	—	(531)
Merrill Lynch International	10/1/2024	770,631	MYR	187,001	USD	—	(113)
Merrill Lynch International	10/2/2024	1,178,146	BRL	216,448	USD	—	(107)
Morgan Stanley & Co. International	10/3/2024	26,352,478	HUF	74,025	USD	26	—
Morgan Stanley & Co. International	10/3/2024	1,313,039	PLN	343,200	USD	—	(940)
Morgan Stanley & Co. International	10/3/2024	101,968	USD	395,868	PLN	—	(1,220)
Morgan Stanley & Co. International	10/3/2024	50,988	USD	1,727,785	THB	—	(2,711)
Morgan Stanley & Co. International	10/3/2024	2,613,248	ZAR	146,117	USD	5,517	—
Morgan Stanley & Co. International	10/4/2024	2,572,202	MXN	130,382	USD	819	—
Morgan Stanley & Co. International	11/6/2024	40,257	USD	14,349,253	HUF	—	(14)
Morgan Stanley & Co. International	11/6/2024	340,744	USD	1,304,583	PLN	940	—
State Street Bank and Trust	10/1/2024	4,090,132	CLP	4,547	USD	9	—
UBS AG	10/3/2024	9,385,489	THB	290,649	USD	1,050	—
UBS AG	10/3/2024	204,327	USD	6,877,756	THB	—	(9,432)
UBS AG	10/3/2024	24,038	USD	779,948	THB	—	(202)
UBS AG	10/3/2024	299,580	USD	5,318,369	ZAR	—	(9,019)
UBS AG	11/5/2024	297,428	USD	9,583,998	THB	—	(1,102)
UBS AG	11/5/2024	24,842	USD	798,667	THB	—	(35)
						$72,477	$(209,496)

^ Amount represents less than $1.

See Notes to Financial Statements.

WisdomTree Trust    25

Schedule of Investments (unaudited) (concluded) WisdomTree Emerging Markets Multifactor Fund (EMMF) September 30, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0*	$0
Other	36,661,782	—	—	36,661,782
Preferred Stocks	648,819	—	—	648,819
Total Investments in Securities	$37,310,601	$—	$0	$37,310,601
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$72,477	$—	$72,477
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(209,496)	$—	$(209,496)
Total – Net	$37,310,601	$(137,019)	$0	$37,173,582

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

26    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE) September 30, 2024
Investments	Shares	Value
COMMON STOCKS – 99.2%
Brazil – 5.0%
Ambev SA	153,348	$368,319
Banco Bradesco SA	100,685	242,015
Banco do Brasil SA	63,380	316,330
BB Seguridade Participacoes SA	42,886	279,565
Caixa Seguridade Participacoes SA	53,989	144,247
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	38,832	644,609
CPFL Energia SA	25,348	157,931
Engie Brasil Energia SA	53,285	415,357
Localiza Rent a Car SA	29,227	220,042
Lojas Renner SA	33,279	110,364
Petroleo Brasileiro SA	50,637	365,147
Raia Drogasil SA	48,194	225,580
Rumo SA	47,651	175,001
Telefonica Brasil SA	24,314	249,221
TIM SA	135,349	465,512
TOTVS SA	37,856	198,532
Ultrapar Participacoes SA	50,219	195,590
Vale SA	76,221	888,904
Vibra Energia SA	294,852	1,266,946
WEG SA	51,853	517,883
Total Brazil		7,447,095
Chile – 0.9%
Banco de Chile	2,566,732	327,881
Banco de Credito & Inversiones SA	14,104	439,660
Cencosud SA	178,873	361,571
Enel Chile SA	3,028,664	166,966
Total Chile		1,296,078
China – 0.2%
Airtac International Group	12,786	368,876
Czech Republic – 0.2%
CEZ AS	7,284	283,861
Hungary – 0.3%
Richter Gedeon Nyrt	12,923	399,108
India – 34.9%
ABB India Ltd.	7,389	710,233
Adani Ports & Special Economic Zone Ltd.	63,470	1,096,848
APL Apollo Tubes Ltd.	61,631	1,165,051
Apollo Hospitals Enterprise Ltd.	5,369	461,237
Ashok Leyland Ltd.	92,231	259,079
Asian Paints Ltd.	13,214	524,941
Astral Ltd.	9,618	228,344
Bajaj Auto Ltd.	7,407	1,091,230
Bank of Baroda	58,612	173,316
Berger Paints India Ltd.	27,916	207,302
Bharat Electronics Ltd.	294,082	1,000,496
Investments	Shares	Value
Bharat Forge Ltd.	11,949	$216,248
Bharat Petroleum Corp. Ltd.	99,008	437,082
Bharti Airtel Ltd.	33,784	689,195
Cipla Ltd.	67,345	1,329,281
Coal India Ltd.	93,746	570,690
Colgate-Palmolive India Ltd.	17,092	775,961
Container Corp. of India Ltd.	22,928	251,247
Cummins India Ltd.	11,074	502,954
Dabur India Ltd.	31,109	232,089
DLF Ltd.	25,918	276,852
Dr. Reddy’s Laboratories Ltd.	4,954	399,128
Eicher Motors Ltd.	5,577	334,499
GAIL India Ltd.	594,236	1,703,900
Grasim Industries Ltd.	26,851	895,730
Havells India Ltd.	11,111	266,885
HCL Technologies Ltd.	28,608	613,151
Hero MotoCorp Ltd.	6,470	441,034
Hindalco Industries Ltd.	57,357	517,574
Hindustan Aeronautics Ltd.(a)	6,567	346,420
Hindustan Petroleum Corp. Ltd.	327,458	1,721,473
Hindustan Unilever Ltd.	21,028	742,318
Indian Hotels Co. Ltd.	77,347	631,965
Indian Oil Corp. Ltd.	119,148	256,136
Indian Railway Catering & Tourism Corp. Ltd.	18,381	203,669
Indraprastha Gas Ltd.	44,098	293,921
Info Edge India Ltd.	18,243	1,763,471
Infosys Ltd.	74,934	1,677,137
ITC Ltd.	140,222	867,004
Larsen & Toubro Ltd.	22,277	977,076
LTIMindtree Ltd.(b)	2,783	207,372
Mahindra & Mahindra Ltd.	21,143	780,841
Marico Ltd.	35,601	295,424
Maruti Suzuki India Ltd.	5,148	813,224
MRF Ltd.	245	404,956
Nestle India Ltd.	25,154	807,422
NMDC Ltd.	74,214	216,891
NTPC Ltd.	181,854	961,772
Oil & Natural Gas Corp. Ltd.	140,038	497,311
Page Industries Ltd.	543	278,003
Persistent Systems Ltd.	6,531	424,774
PI Industries Ltd.	5,574	309,675
Pidilite Industries Ltd.	16,819	674,235
Polycab India Ltd.	3,342	277,374
Power Grid Corp. of India Ltd.	272,817	1,148,712
Reliance Industries Ltd.	62,519	2,203,165
Samvardhana Motherson International Ltd.	629,850	1,588,807
Shree Cement Ltd.	2,120	665,561
Siemens Ltd.	9,192	795,239
Sona Blw Precision Forgings Ltd.(b)	26,752	237,317
State Bank of India	74,686	702,198

See Notes to Financial Statements.

WisdomTree Trust    27

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE) September 30, 2024
Investments	Shares	Value
Sun Pharmaceutical Industries Ltd.	47,714	$1,097,007
Supreme Industries Ltd.	3,501	222,325
Tata Communications Ltd.	8,057	205,244
Tata Consultancy Services Ltd.	26,203	1,334,676
Tata Consumer Products Ltd.	26,847	383,461
Tata Elxsi Ltd.	2,359	217,443
Tata Power Co. Ltd.	182,926	1,053,446
Tech Mahindra Ltd.	38,242	719,742
Titan Co. Ltd.	9,836	448,828
Torrent Pharmaceuticals Ltd.	17,258	699,484
Trent Ltd.	11,997	1,084,388
Tube Investments of India Ltd.	12,818	663,230
TVS Motor Co. Ltd.	31,856	1,079,534
UltraTech Cement Ltd.	5,445	766,837
Union Bank of India Ltd.	107,119	156,931
Varun Beverages Ltd.	127,398	921,721
Total India		52,196,737
Indonesia – 2.2%
Aneka Tambang Tbk. PT	1,546,400	151,167
Astra International Tbk. PT	500,300	166,877
Bank Central Asia Tbk. PT	1,046,600	713,748
Bank Mandiri Persero Tbk. PT	1,049,900	480,222
Bank Negara Indonesia Persero Tbk. PT	654,800	231,386
Bank Rakyat Indonesia Persero Tbk. PT	1,287,300	420,881
Kalbe Farma Tbk. PT	3,487,531	397,357
Semen Indonesia Persero Tbk. PT	519,700	130,096
Sumber Alfaria Trijaya Tbk. PT	1,683,200	351,315
Telkom Indonesia Persero Tbk. PT	865,900	171,007
Total Indonesia		3,214,056
Malaysia – 2.9%
AMMB Holdings Bhd.	216,000	261,914
CIMB Group Holdings Bhd.	464,700	907,199
IHH Healthcare Bhd.	155,200	269,488
Malaysia Airports Holdings Bhd.	90,200	228,809
Mr. DIY Group M Bhd.(b)	306,200	157,426
Nestle Malaysia Bhd.	8,400	211,859
Petronas Dagangan Bhd.	62,300	269,838
Press Metal Aluminium Holdings Bhd.	249,300	305,919
Public Bank Bhd.	374,000	413,590
QL Resources Bhd.	404,950	459,601
Sime Darby Bhd.	313,100	186,789
Telekom Malaysia Bhd.	210,300	342,723
YTL Corp. Bhd.	276,500	168,307
YTL Power International Bhd.	205,300	182,223
Total Malaysia		4,365,685
Mexico – 4.3%
America Movil SAB de CV, Series B	1,078,910	888,909
Arca Continental SAB de CV	61,827	580,673
Cemex SAB de CV, Series CPO	904,164	556,281
Coca-Cola Femsa SAB de CV	78,029	693,830
Investments	Shares	Value
Fomento Economico Mexicano SAB de CV	96,759	$959,396
Gruma SAB de CV, Class B	15,065	281,003
Grupo Aeroportuario del Sureste SAB de CV, Class B	24,145	686,547
Grupo Bimbo SAB de CV, Series A(c)	298,937	1,033,362
Grupo Carso SAB de CV, Series A1(c)	36,315	225,834
Kimberly-Clark de Mexico SAB de CV, Class A	121,701	197,682
Wal-Mart de Mexico SAB de CV	119,616	361,069
Total Mexico		6,464,586
Philippines – 3.0%
Ayala Land, Inc.	513,100	335,123
Bank of the Philippine Islands	200,450	483,262
BDO Unibank, Inc.	102,580	289,228
International Container Terminal Services, Inc.	202,340	1,458,762
Jollibee Foods Corp.	37,320	178,883
Manila Electric Co.	101,320	792,298
Metropolitan Bank & Trust Co.	217,820	305,521
PLDT, Inc.	8,100	215,374
SM Investments Corp.	15,540	265,113
SM Prime Holdings, Inc.	299,600	172,689
Total Philippines		4,496,253
Poland – 2.7%
Budimex SA	1,465	228,172
CD Projekt SA	6,500	295,070
KGHM Polska Miedz SA	26,540	1,102,403
LPP SA	106	436,290
ORLEN SA	59,093	860,602
Powszechna Kasa Oszczednosci Bank Polski SA	63,705	929,595
Santander Bank Polska SA	1,472	174,316
Total Poland		4,026,448
Romania – 0.2%
NEPI Rockcastle NV	33,940	287,335
Russia – 0.0%
GMK Norilskiy Nickel PAO*†	99,300	0
MMC Norilsk Nickel PJSC, ADR*†	3	0
Mobile TeleSystems PJSC, ADR*†	24,869	0
Novolipetsk Steel PJSC*†	71,650	0
PhosAgro PJSC*†	2,975	0
PhosAgro PJSC, GDR*†	60	0
Polyus PJSC*†	1,334	0
Severstal PAO, GDR*†(a)	8,497	0
Surgutneftegas PJSC*†	341,560	0
Surgutneftegas PJSC, ADR*†	749	0
TCS Group Holding PLC, GDR*†(a)	2,248	0
Total Russia		0
Saudi Arabia – 5.8%
Al Rajhi Bank	95,924	2,229,720
Alinma Bank	36,066	273,999
Almarai Co. JSC	43,801	644,510
Arab National Bank	71,404	363,549
See Notes to Financial Statements.

28    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE) September 30, 2024
Investments	Shares	Value
Arabian Internet & Communications Services Co.	1,997	$150,118
Bupa Arabia for Cooperative Insurance Co.	5,340	294,943
Co. for Cooperative Insurance	22,284	876,771
Dallah Healthcare Co.	8,366	359,046
Dr. Sulaiman Al Habib Medical Services Group Co.	3,148	248,893
Elm Co.	1,131	350,751
Etihad Etisalat Co.	36,023	493,571
Mouwasat Medical Services Co.	6,652	177,143
Nahdi Medical Co.	6,282	220,374
Riyad Bank	35,218	233,948
Saudi Arabian Oil Co.(b)	38,729	279,777
Saudi Awwal Bank	49,077	453,302
Saudi Investment Bank	64,247	223,325
Saudi Telecom Co.	48,486	564,813
Savola Group*	35,201	253,353
Total Saudi Arabia		8,691,906
South Africa – 4.5%
Absa Group Ltd.	53,197	541,586
Bid Corp. Ltd.(c)	25,194	647,303
Bidvest Group Ltd.(c)	19,598	332,981
Capitec Bank Holdings Ltd.	3,023	534,081
Clicks Group Ltd.	13,877	319,672
FirstRand Ltd.	104,491	503,643
Gold Fields Ltd.	27,548	429,754
Harmony Gold Mining Co. Ltd.	25,792	266,623
Kumba Iron Ore Ltd.	7,076	164,658
Nedbank Group Ltd.(c)	19,885	344,989
OUTsurance Group Ltd.	214,577	722,707
Shoprite Holdings Ltd.	23,813	408,728
Standard Bank Group Ltd.	65,841	925,958
Woolworths Holdings Ltd.(c)	142,239	562,188
Total South Africa		6,704,871
South Korea – 9.8%
Amorepacific Corp.	1,695	191,444
DB Insurance Co. Ltd.	5,307	455,744
Doosan Bobcat, Inc.	11,108	344,869
GS Holdings Corp.	14,902	484,882
Hanjin Kal Corp.	3,511	221,501
Hankook Tire & Technology Co. Ltd.	12,568	398,366
Hanmi Pharm Co. Ltd.	1,489	366,073
Hanmi Semiconductor Co. Ltd.	3,833	317,438
Hanwha Aerospace Co. Ltd.	1,374	312,058
Hanwha Industrial Solutions Co. Ltd.*	1,523	38,776
Hyundai Glovis Co. Ltd.	7,848	732,768
Hyundai Motor Co.	4,842	903,455
Kangwon Land, Inc.	16,573	215,068
KB Financial Group, Inc.	7,382	456,683
Korea Aerospace Industries Ltd.	6,079	242,193
LG Innotek Co. Ltd.	2,033	338,911
LG Uplus Corp.	10,543	79,091
Investments	Shares	Value
Meritz Financial Group, Inc.	5,263	$390,791
NAVER Corp.	2,351	304,550
Orion Corp.	4,134	308,224
Posco DX Co. Ltd.	7,039	164,173
Posco International Corp.	4,249	185,530
Samsung Electronics Co. Ltd.	88,878	4,179,855
Samsung Fire & Marine Insurance Co. Ltd.	951	250,531
Woori Financial Group, Inc.	21,546	255,382
Yuhan Corp.	22,970	2,504,796
Total South Korea		14,643,152
Taiwan – 13.7%
Accton Technology Corp.	40,000	672,428
Advantech Co. Ltd.	44,280	449,845
Alchip Technologies Ltd.	4,000	249,633
Cheng Shin Rubber Industry Co. Ltd.	123,000	201,330
Delta Electronics, Inc.	64,000	769,501
Eclat Textile Co. Ltd.	18,000	309,987
Eva Airways Corp.	272,000	322,310
Global Unichip Corp.	6,000	208,554
Lite-On Technology Corp., ADR	174,000	547,075
Nien Made Enterprise Co. Ltd.	44,000	709,083
Novatek Microelectronics Corp.	16,000	261,893
President Chain Store Corp.	94,000	876,242
Quanta Computer, Inc.	109,000	909,295
Taiwan Semiconductor Manufacturing Co. Ltd.	415,291	12,558,529
United Microelectronics Corp.	351,000	596,710
Wistron Corp.	63,000	201,065
Wiwynn Corp.	12,000	650,309
Total Taiwan		20,493,789
Thailand – 5.7%
Airports of Thailand PCL, NVDR	142,600	283,627
Asset World Corp. PCL, NVDR	1,829,500	214,918
Bangkok Dusit Medical Services PCL, NVDR	369,500	344,495
Bangkok Expressway & Metro PCL, NVDR	800,300	202,702
Bumrungrad Hospital PCL, NVDR	39,100	326,871
Central Pattana PCL, NVDR	170,400	354,807
Central Retail Corp. PCL, NVDR	242,800	233,915
CP ALL PCL, NVDR	178,900	364,166
Delta Electronics Thailand PCL, NVDR	143,200	476,184
Gulf Energy Development PCL, NVDR	204,600	362,433
Home Product Center PCL, NVDR	3,889,200	1,257,018
Minor International PCL, NVDR	205,500	180,417
PTT Exploration & Production PCL, NVDR	60,300	245,491
PTT Oil & Retail Business PCL, NVDR	424,500	232,187
PTT PCL, NVDR	1,739,200	1,837,706
SCB X PCL, NVDR	59,600	201,893
Thai Oil PCL, NVDR	744,500	1,185,786
TMBThanachart Bank PCL, NVDR	4,028,700	246,649
Total Thailand		8,551,265

See Notes to Financial Statements.

WisdomTree Trust    29

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE) September 30, 2024
Investments	Shares	Value
Turkey – 2.9%
Akbank TAS	126,542	$228,009
BIM Birlesik Magazalar AS	32,315	469,073
Coca-Cola Icecek AS	94,118	156,922
Ford Otomotiv Sanayi AS	23,889	641,470
Haci Omer Sabanci Holding AS	113,867	324,242
KOC Holding AS	62,062	341,650
Tofas Turk Otomobil Fabrikasi AS	12,704	80,080
Turkcell Iletisim Hizmetleri AS	206,561	575,203
Turkiye Is Bankasi AS, Class C	373,183	153,477
Turkiye Petrol Rafinerileri AS	126,432	573,964
Turkiye Sise ve Cam Fabrikalari AS	233,533	294,416
Yapi ve Kredi Bankasi AS	498,191	450,579
Total Turkey		4,289,085
TOTAL COMMON STOCKS (Cost: $110,614,486)		148,220,186
PREFERRED STOCKS – 2.7%
Brazil – 1.2%
Cia Energetica de Minas Gerais, 10.92%	184,579	386,390
Gerdau SA, 6.06%	53,625	188,078
Itau Unibanco Holding SA, 7.24%	73,775	489,187
Itausa SA, 8.62%	210,882	428,672
Petroleo Brasileiro SA, 14.35%	59,105	390,828
Total Brazil		1,883,155
South Korea – 1.5%
Hyundai Motor Co., 7.64%	10,118	1,336,050
Samsung Electronics Co. Ltd., 1.70%	22,963	893,796
Total South Korea		2,229,846
TOTAL PREFERRED STOCKS (Cost: $3,536,716)		4,113,001
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
United States – 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(d) (Cost: $230,448)	230,448	$230,448
TOTAL INVESTMENTS IN SECURITIES – 102.1% (Cost: $114,381,650)		152,563,635
Other Assets less Liabilities – (2.1)%		(3,149,129)
NET ASSETS – 100.0%		$149,414,506

*     Non-income producing security.

†     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)   This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(b)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)   Security, or portion thereof, was on loan at September 30, 2024 (See Note 2). At September 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,705,339 and the total market value of the collateral held by the Fund was $1,814,145. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,583,697.

(d)   Rate shown represents annualized 7-day yield as of September 30, 2024.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust	10/1/2024	22,900	USD	740,000	THB	$—	$(98)

See Notes to Financial Statements.

30    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE) September 30, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0*	$0
Other	148,220,186	—	—	148,220,186
Preferred Stocks	4,113,001	—	—	4,113,001
Investment of Cash Collateral for Securities Loaned	—	230,448	—	230,448
Total Investments in Securities	$152,333,187	$230,448	$0	$152,563,635
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(98)	$—	$(98)
Total – Net	$152,333,187	$230,350	$0	$152,563,537

*     Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    31

Schedule of Investments (unaudited) WisdomTree Emerging Markets SmallCap Dividend Fund (DGS) September 30, 2024
Investments	Shares	Value
COMMON STOCKS – 100.5%
Brazil – 5.2%
AES Brasil Energia SA	204,658	$438,569
Allos SA	1,294,645	5,194,461
Alupar Investimento SA	652,661	3,661,313
Auren Energia SA	4,691,825	9,011,805
Azzas 2154 SA	239,560	1,855,053
Blau Farmaceutica SA	68,403	165,675
Cia de Saneamento de Minas Gerais Copasa MG	2,382,729	10,080,810
Cia de Sanena do Parana	2,475,841	13,402,584
Cury Construtora & Incorporadora SA	122,632	503,517
Cyrela Brazil Realty SA Empreendimentos & Participacoes	620,668	2,338,703
Dexco SA	1,466,758	2,302,835
Direcional Engenharia SA	609,484	3,385,525
Even Construtora & Incorporadora SA	328,707	374,834
Fleury SA	585,596	1,659,214
Grendene SA	3,349,796	3,463,100
Grupo SBF SA	146,086	442,620
Iguatemi SA	229,740	889,294
Irani Papel & Embalagem SA	562,920	765,955
Jalles Machado SA	434,993	517,602
JHSF Participacoes SA	1,833,718	1,383,925
Kepler Weber SA	1,378,140	2,520,525
Lavvi Empreendimentos Imobiliarios SA	479,364	702,436
LOG Commercial Properties & Participacoes SA	132,170	548,504
Lojas Renner SA	4,954,994	16,432,332
LWSA SA*(a)	239,070	183,502
M Dias Branco SA	63,960	299,258
Mahle Metal Leve SA	577,596	3,206,274
Mills Locacao Servicos & Logistica SA	246,335	500,287
Minerva SA*	1,385,107	1,612,541
Movida Participacoes SA*	293,112	332,091
Multiplan Empreendimentos Imobiliarios SA	810,250	3,816,319
Odontoprev SA	682,169	1,409,233
Petroreconcavo SA	603,518	1,963,777
Porto Seguro SA	549,038	3,675,847
Romi SA	183,223	364,373
Santos Brasil Participacoes SA	723,304	1,960,404
Sao Martinho SA	838,866	4,037,364
Simpar SA*	474,979	487,556
SLC Agricola SA	1,305,850	4,364,183
Tegma Gestao Logistica SA	100,848	496,296
Tres Tentos Agroindustrial SA	88,524	184,012
Tupy SA	202,604	956,508
Vamos Locacao de Caminhoes Maquinas & Equipamentos SA	1,140,497	1,384,312
Vivara Participacoes SA	139,411	689,401
Vulcabras SA	101,592	314,152
Investments	Shares	Value
Wilson Sons SA	796,837	$2,516,728
YDUQS Participacoes SA	124,898	210,770
Total Brazil		117,006,379
Chile – 1.9%
Aguas Andinas SA, Class A	21,402,520	6,626,462
Banco Itau Chile SA	459,792	5,350,158
Cencosud Shopping SA	2,679,292	4,656,459
Cia Cervecerias Unidas SA	473,281	2,793,617
Colbun SA	56,321,417	7,639,992
Empresa Nacional de Telecomunicaciones SA	797,545	2,797,048
Inversiones Aguas Metropolitanas SA	3,490,059	2,732,500
Parque Arauco SA	1,112,587	1,962,733
Plaza SA	556,462	955,635
SMU SA	25,211,193	4,099,381
Vina Concha y Toro SA	2,447,037	3,016,350
Total Chile		42,630,335
China – 8.6%
3SBio, Inc.(a)	1,831,000	1,619,436
AIMA Technology Group Co. Ltd., Class A	67,000	358,998
AK Medical Holdings Ltd.(a)(b)	422,000	285,227
Anhui Expressway Co. Ltd., Class H	3,004,000	3,650,822
AsiaInfo Technologies Ltd.(a)(b)	1,506,800	1,115,430
Autobio Diagnostics Co. Ltd., Class A	133,000	915,216
BAIC Motor Corp. Ltd., Class H(a)	17,775,500	5,149,002
Bank of Chongqing Co. Ltd., Class H(b)	2,535,000	1,749,289
Bank of Suzhou Co. Ltd., Class A	503,000	581,436
Beijing Jingneng Clean Energy Co. Ltd., Class H	11,908,000	3,127,431
Beijing United Information Technology Co. Ltd., Class A	136,345	479,053
China Baoan Group Co. Ltd., Class A	197,000	270,505
China Chunlai Education Group Co. Ltd.(b)(c)	440,000	275,301
China Cinda Asset Management Co. Ltd., Class H(b)	53,130,000	7,387,242
China Communications Services Corp. Ltd., Class H	12,714,000	6,891,013
China Datang Corp. Renewable Power Co. Ltd., Class H(b)	5,426,000	1,494,901
China East Education Holdings Ltd.(a)(b)	2,762,500	1,077,615
China Kepei Education Group Ltd.*(c)	1,958,000	345,344
China National Medicines Corp. Ltd., Class A	54,700	270,036
China Nonferrous Mining Corp. Ltd.	4,147,000	3,422,243
China Railway Construction Heavy Industry Corp. Ltd., Class A	331,084	199,635
China Resources Medical Holdings Co. Ltd.	567,000	316,805
China Risun Group Ltd.(b)(c)	2,308,000	938,948
China Suntien Green Energy Corp. Ltd., Class H	12,067,000	5,670,364
CIMC Enric Holdings Ltd.	1,904,000	1,684,001
DaShenLin Pharmaceutical Group Co. Ltd., Class A	92,200	214,604
Easyhome New Retail Group Co. Ltd., Class A	1,139,400	477,012

See Notes to Financial Statements.

32    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets SmallCap Dividend Fund (DGS) September 30, 2024
Investments	Shares	Value
Ecovacs Robotics Co. Ltd., Class A	30,100	$220,245
EEKA Fashion Holdings Ltd.	820,000	1,015,565
Fu Shou Yuan International Group Ltd.	4,981,000	2,911,328
Fufeng Group Ltd.(b)	9,087,000	5,638,795
Fujian Funeng Co. Ltd., Class A	787,100	1,167,382
Giant Network Group Co. Ltd., Class A	1,203,000	2,030,024
GoodWe Technologies Co. Ltd., Class A	64,939	564,985
Greentown Management Holdings Co. Ltd.(a)(b)	2,901,000	1,385,608
Guangzhou Haige Communications Group, Inc. Co., Class A	912,400	1,384,508
Han’s Laser Technology Industry Group Co. Ltd., Class A	230,600	775,295
Hangcha Group Co. Ltd., Class A	77,980	242,230
Hangzhou Robam Appliances Co. Ltd., Class A	62,800	207,998
Heilongjiang Agriculture Co. Ltd., Class A	437,200	928,292
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	661,900	1,342,025
Hesteel Co. Ltd., Class A	2,794,100	886,300
Hoyuan Green Energy Co. Ltd., Class A	43,200	104,688
Huaan Securities Co. Ltd., Class A	692,500	590,717
Huaxi Securities Co. Ltd., Class A	563,500	707,731
Huaxin Cement Co. Ltd., Class H	1,360,300	1,502,591
Hubei Feilihua Quartz Glass Co. Ltd., Class A	66,300	406,687
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	440,600	1,971,751
Hubei Xingfa Chemicals Group Co. Ltd., Class A	1,437,400	4,621,105
IKD Co. Ltd., Class A	143,200	318,170
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	1,368,100	938,307
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	1,999,580	1,925,681
iRay Technology Co. Ltd., Class A	41,791	757,399
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	162,000	630,764
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	354,700	608,681
Jiangsu Yangnong Chemical Co. Ltd., Class A	130,800	1,158,738
Jizhong Energy Resources Co. Ltd., Class A	4,424,100	4,210,027
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	519,300	880,754
Kangji Medical Holdings Ltd.(b)	1,153,500	896,960
Keda Industrial Group Co. Ltd., Class A	2,441,100	3,031,036
Lonking Holdings Ltd.	11,413,000	2,439,083
Luxi Chemical Group Co. Ltd., Class A	2,130,900	3,808,957
Medlive Technology Co. Ltd.(a)	464,000	551,961
Meihua Holdings Group Co. Ltd., Class A	343,800	535,449
Meitu, Inc.(a)(b)	1,310,500	517,958
Nanjing Iron & Steel Co. Ltd., Class A	9,024,800	6,254,103
NetDragon Websoft Holdings Ltd.	1,173,500	1,761,572
Ningbo Orient Wires & Cables Co. Ltd., Class A	103,400	815,097
Ningbo Sanxing Medical Electric Co. Ltd., Class A	849,000	4,232,475
Onewo, Inc., Class H(b)	259,900	863,266
Investments	Shares	Value
Ovctek China, Inc., Class A	104,800	$310,268
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	4,100,300	6,421,137
Poly Property Services Co. Ltd., Class H(c)	355,800	1,578,025
Pylon Technologies Co. Ltd., Class A	65,064	469,574
Risen Energy Co. Ltd., Class A	249,100	491,533
S-Enjoy Service Group Co. Ltd.	1,139,000	551,354
Shandong Sinocera Functional Material Co. Ltd., Class A	104,900	301,271
Shanghai Chicmax Cosmetic Co. Ltd.	104,900	618,528
Shanghai Construction Group Co. Ltd., Class A	3,045,100	1,065,991
Shanghai Daimay Automotive Interior Co. Ltd., Class A	253,310	397,411
Shanghai Lingang Holdings Corp. Ltd., Class A	688,400	1,124,276
Shenzhen Expressway Corp. Ltd., Class H(b)	4,220,000	3,781,294
Shenzhen MTC Co. Ltd., Class A	207,700	159,663
Shenzhen Pagoda Industrial Group Corp. Ltd.	934,000	263,336
Shenzhen Sunlord Electronics Co. Ltd., Class A	164,600	663,466
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	396,800	1,458,238
Simcere Pharmaceutical Group Ltd.(a)	2,000,000	1,761,184
Sinomine Resource Group Co. Ltd., Class A	532,200	2,778,620
Sun Art Retail Group Ltd.(b)	4,899,500	1,129,077
Sunac Services Holdings Ltd.(a)	10,399,000	3,039,038
SY Holdings Group Ltd.(c)	872,500	693,058
TangShan Port Group Co. Ltd., Class A	5,801,210	4,285,434
Tasly Pharmaceutical Group Co. Ltd., Class A	186,900	431,288
Tian Di Science & Technology Co. Ltd., Class A	3,751,894	3,495,295
Tian Lun Gas Holdings Ltd.(b)	953,000	457,636
Tong Ren Tang Technologies Co. Ltd., Class H(b)	1,469,888	1,093,782
Venustech Group, Inc., Class A	192,100	471,834
Weihai Guangwei Composites Co. Ltd., Class A	312,500	1,469,926
Winner Medical Co. Ltd., Class A	354,800	1,612,117
Wuchan Zhongda Group Co. Ltd., Class A	560,800	408,662
Xiamen Faratronic Co. Ltd., Class A	101,400	1,495,214
Xiamen Tungsten Co. Ltd., Class A	657,500	1,965,365
Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H(a)(b)	871,500	1,069,249
Yihai International Holding Ltd.	630,000	1,305,826
YongXing Special Materials Technology Co. Ltd., Class A	1,234,260	7,338,209
Yunda Holding Co. Ltd., Class A	398,400	506,066
Yunnan Chihong Zinc & Germanium Co. Ltd., Class A	2,669,600	2,185,680
Yunnan Copper Co. Ltd., Class A	2,578,800	5,129,117
Yunnan Tin Co. Ltd., Class A	272,600	634,891
Zhejiang Dingli Machinery Co. Ltd., Class A	80,700	683,315
Zhejiang Expressway Co. Ltd., Class H	9,704,000	6,796,236
Zhejiang Hailiang Co. Ltd., Class A	438,300	593,072
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	690,900	1,933,906

See Notes to Financial Statements.

WisdomTree Trust    33

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets SmallCap Dividend Fund (DGS) September 30, 2024
Investments	Shares	Value
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	207,133	$470,875
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,682,400	2,356,551
Zhou Hei Ya International Holdings Co. Ltd.(a)(b)	4,023,500	973,824
Total China		195,928,909
Czech Republic – 0.2%
Moneta Money Bank AS(a)	1,172,698	5,771,622
Hungary – 0.1%
Magyar Telekom Telecommunications PLC	1,088,686	3,212,336
India – 12.2%
360 ONE WAM Ltd.	426,043	5,285,295
Aarti Industries Ltd.	89,931	625,591
Aditya Birla Real Estate Ltd.	24,127	820,550
Aegis Logistics Ltd.	166,174	1,514,877
Ajanta Pharma Ltd.	36,588	1,397,833
Alembic Pharmaceuticals Ltd.	72,138	1,037,721
Alkyl Amines Chemicals	2,705	74,023
Allcargo Logistics Ltd.	278,433	216,131
Anand Rathi Wealth Ltd.	15,087	706,693
Angel One Ltd.	118,043	3,608,428
Apar Industries Ltd.	20,730	2,357,099
Apollo Tyres Ltd.	484,549	3,167,735
Arvind Ltd.	655,607	2,901,292
Asahi India Glass Ltd.	27,014	254,485
Atul Ltd.	5,613	515,082
Avanti Feeds Ltd.	70,897	531,720
Bajaj Consumer Care Ltd.	281,920	830,609
Bajaj Electricals Ltd.	17,997	208,799
Balrampur Chini Mills Ltd.	51,512	398,874
Bata India Ltd.	83,719	1,438,287
BEML Ltd.	16,704	735,174
Birlasoft Ltd.	142,498	1,023,488
Blue Dart Express Ltd.	2,413	236,249
Blue Star Ltd.	100,200	2,467,538
Brigade Enterprises Ltd.	56,317	952,301
Carborundum Universal Ltd.	43,025	769,304
Care Ratings Ltd.	90,915	1,096,931
Castrol India Ltd.	2,986,800	8,760,674
CCL Products India Ltd.	72,348	607,826
Ceat Ltd.	11,078	417,045
Cera Sanitaryware Ltd.	4,882	471,316
CESC Ltd.	2,799,805	6,729,455
Chambal Fertilisers & Chemicals Ltd.	510,748	3,226,867
Chennai Petroleum Corp. Ltd.	344,102	3,837,009
CIE Automotive India Ltd.	48,630	323,460
City Union Bank Ltd.	174,043	340,459
Clean Science & Technology Ltd.	12,927	243,187
CMS Info Systems Ltd.	137,814	983,760
Cochin Shipyard Ltd.(a)	93,052	1,932,466
Coforge Ltd.	108,360	9,072,687
Investments	Shares	Value
Computer Age Management Services Ltd.	70,907	$3,730,685
CRISIL Ltd.	38,844	2,161,187
Crompton Greaves Consumer Electricals Ltd.	549,024	2,727,062
Cyient Ltd.	180,034	4,040,500
DB Corp. Ltd.	137,645	560,263
DCM Shriram Ltd.	37,766	466,592
Deepak Fertilisers & Petrochemicals Corp. Ltd.	90,762	1,155,357
Dr. Lal PathLabs Ltd.(a)	12,726	501,546
EID Parry India Ltd.	126,529	1,295,091
EIH Ltd.	150,523	679,678
Elgi Equipments Ltd.	71,407	579,172
Emami Ltd.	379,001	3,465,230
Endurance Technologies Ltd.(a)	21,014	602,012
Engineers India Ltd.	826,582	2,088,223
EPL Ltd.	280,787	869,355
Equitas Small Finance Bank Ltd.(a)	776,793	715,696
Exide Industries Ltd.	370,966	2,224,656
Finolex Cables Ltd.	46,631	785,982
Finolex Industries Ltd.	211,369	702,829
Firstsource Solutions Ltd.	584,527	2,170,321
Galaxy Surfactants Ltd.(c)	11,600	412,652
Garden Reach Shipbuilders & Engineers Ltd.	18,482	379,857
GHCL Ltd.	285,851	2,326,001
Glenmark Life Sciences Ltd.	136,334	1,720,337
Glenmark Pharmaceuticals Ltd.	47,290	944,375
Godawari Power & Ispat Ltd.	63,290	838,316
Godfrey Phillips India Ltd.	32,328	2,691,748
Godrej Agrovet Ltd.(a)	112,641	1,024,037
Graphite India Ltd.	103,057	726,184
Great Eastern Shipping Co. Ltd.	417,435	5,979,991
Grindwell Norton Ltd.	35,648	1,023,269
Gujarat Alkalies & Chemicals Ltd.	53,060	527,300
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	375,322	3,026,268
Gujarat Pipavav Port Ltd.	1,689,271	4,435,984
Gujarat State Petronet Ltd.	423,016	2,145,588
Happiest Minds Technologies Ltd.	8,685	83,781
HEG Ltd.	54,257	1,605,381
Hindustan Copper Ltd.	299,702	1,229,904
ICICI Securities Ltd.(a)	307,678	3,204,870
IndiaMart InterMesh Ltd.(a)	12,889	454,000
Indian Energy Exchange Ltd.(a)	307,614	749,862
Ingersoll Rand India Ltd.	18,233	902,618
Ipca Laboratories Ltd.	46,688	834,633
IRB Infrastructure Developers Ltd.	1,786,270	1,301,528
Jammu & Kashmir Bank Ltd.	171,962	220,038
Jamna Auto Industries Ltd.	489,754	688,158
JB Chemicals & Pharmaceuticals Ltd.	52,098	1,165,660
Jindal Saw Ltd.	132,012	1,170,920
JK Cement Ltd.	19,676	1,090,217
JK Lakshmi Cement Ltd.	34,297	315,790

See Notes to Financial Statements.

34    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets SmallCap Dividend Fund (DGS) September 30, 2024
Investments	Shares	Value
JK Paper Ltd.	201,336	$1,078,741
JK Tyre & Industries Ltd.	62,744	322,438
Jubilant Ingrevia Ltd.	63,879	591,215
Jyothy Labs Ltd.	171,472	1,141,765
Kajaria Ceramics Ltd.	59,248	1,036,400
Kalpataru Projects International Ltd.	90,562	1,477,554
Karnataka Bank Ltd.	447,656	1,264,903
Karur Vysya Bank Ltd.	775,638	1,985,900
KEC International Ltd.	45,575	564,812
Kirloskar Ferrous Industries Ltd.	59,648	476,572
Kirloskar Oil Engines Ltd.	65,942	967,318
KPIT Technologies Ltd.	75,226	1,461,409
KSB Ltd.	36,420	390,836
LA Opala RG Ltd.	57,212	238,539
Laurus Labs Ltd.(a)	162,814	900,709
Mahanagar Gas Ltd.(c)	163,845	3,793,796
Maharashtra Seamless Ltd.	43,140	330,649
Mastek Ltd.	13,567	420,814
Mindspace Business Parks REIT(a)	602,938	2,558,707
Mishra Dhatu Nigam Ltd.(a)	37,664	182,250
Multi Commodity Exchange of India Ltd.	19,927	1,345,956
Narayana Hrudayalaya Ltd.(c)	18,622	278,004
Natco Pharma Ltd.	121,170	2,053,208
National Aluminium Co. Ltd.	3,633,017	9,116,656
Nava Ltd.	159,993	2,194,430
Navin Fluorine International Ltd.	11,500	472,255
Navneet Education Ltd.	208,229	367,104
NBCC India Ltd.	750,989	1,606,806
NCC Ltd.	686,342	2,471,368
New India Assurance Co. Ltd.(a)	308,949	849,597
Nippon Life India Asset Management Ltd.(a)	722,341	5,616,161
NLC India Ltd.	788,429	2,657,850
NOCIL Ltd.	98,788	342,275
Oil India Ltd.	4,514,875	31,283,091
PCBL Ltd.	474,768	3,272,338
Polyplex Corp. Ltd.	61,348	840,265
Praj Industries Ltd.	97,622	934,210
Prestige Estates Projects Ltd.	36,641	806,811
Quess Corp. Ltd.(a)	154,579	1,428,912
Railtel Corp. of India Ltd.	96,126	529,316
Rallis India Ltd.	92,756	365,816
Ramco Cements Ltd.	24,835	256,941
Rashtriya Chemicals & Fertilizers Ltd.	380,387	823,221
Ratnamani Metals & Tubes Ltd.	18,822	823,765
RBL Bank Ltd.(a)	222,265	541,809
Redington Ltd.	2,342,491	5,162,069
Relaxo Footwears Ltd.	81,616	789,998
RITES Ltd.	502,484	2,070,767
Sharda Cropchem Ltd.	26,520	178,944
SJVN Ltd.	1,073,548	1,697,538
SKF India Ltd.	22,126	1,435,317
Investments	Shares	Value
Sonata Software Ltd.	256,149	$1,928,883
South Indian Bank Ltd.	1,492,355	437,727
Sula Vineyards Ltd.	50,076	286,170
Sumitomo Chemical India Ltd.	37,219	247,294
Sun TV Network Ltd.	284,877	2,832,070
Sundram Fasteners Ltd.	73,774	1,208,009
Supreme Petrochem Ltd.	95,160	984,176
Tamilnad Mercantile Bank Ltd.	238,997	1,342,413
Tanla Platforms Ltd.	23,127	247,618
Tata Chemicals Ltd.	350,952	4,569,427
Techno Electric & Engineering Co. Ltd.	41,617	794,808
Thyrocare Technologies Ltd.(a)	39,661	384,323
Transport Corp. of India Ltd.	30,697	392,168
Triveni Engineering & Industries Ltd.	82,171	466,299
TTK Prestige Ltd.	13,483	140,837
Ujjivan Small Finance Bank Ltd.(a)	1,420,469	685,307
Usha Martin Ltd.	179,180	764,390
UTI Asset Management Co. Ltd.	191,939	2,838,616
V-Guard Industries Ltd.	68,715	366,734
Vaibhav Global Ltd.	52,235	194,008
Vardhman Textiles Ltd.	102,711	580,223
Vinati Organics Ltd.	9,669	240,723
VIP Industries Ltd.	67,090	430,755
VRL Logistics Ltd.*	21,978	147,917
Welspun Corp. Ltd.	136,567	1,248,803
West Coast Paper Mills Ltd.	53,388	391,740
Whirlpool of India Ltd.	8,489	231,935
Zensar Technologies Ltd.	141,185	1,137,803
Total India		276,178,325
Indonesia – 3.0%
ABM Investama Tbk. PT	4,825,000	1,357,629
AKR Corporindo Tbk. PT	44,803,025	4,586,835
Aneka Tambang Tbk. PT	32,105,400	3,138,441
Aspirasi Hidup Indonesia Tbk. PT	24,336,100	1,478,812
Astra Agro Lestari Tbk. PT	932,600	406,549
Astra Otoparts Tbk. PT	4,499,500	671,656
Bank BTPN Syariah Tbk. PT	6,762,200	542,673
Bank CIMB Niaga Tbk. PT	17,867,500	2,218,686
Bank Tabungan Negara Persero Tbk. PT	15,417,900	1,476,615
Blue Bird Tbk. PT	2,713,100	351,234
Bukit Asam Tbk. PT	43,002,700	8,748,237
Ciputra Development Tbk. PT	11,911,000	1,046,343
Dharma Satya Nusantara Tbk. PT	20,086,100	1,087,886
Erajaya Swasembada Tbk. PT	27,205,400	815,803
ESSA Industries Indonesia Tbk. PT	53,603,800	3,133,379
Harum Energy Tbk. PT*	9,357,300	852,911
Impack Pratama Industri Tbk. PT	74,495,300	1,751,673
Indo Tambangraya Megah Tbk. PT	4,270,800	7,468,258
Indocement Tunggal Prakarsa Tbk. PT	2,807,000	1,260,740
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	37,677,470	1,654,922
Japfa Comfeed Indonesia Tbk. PT*	17,091,000	1,625,564

See Notes to Financial Statements.

WisdomTree Trust    35

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets SmallCap Dividend Fund (DGS) September 30, 2024
Investments	Shares	Value
Jasa Marga Persero Tbk. PT	3,403,000	$1,108,110
Mayora Indah Tbk. PT	8,919,900	1,673,218
Medco Energi Internasional Tbk. PT	9,391,500	784,693
Mitra Adiperkasa Tbk. PT	5,136,000	597,051
Mitra Keluarga Karyasehat Tbk. PT(c)	6,307,800	1,320,722
Pabrik Kertas Tjiwi Kimia Tbk. PT	294,500	146,861
Pakuwon Jati Tbk. PT	31,205,000	1,061,465
Perusahaan Gas Negara Tbk. PT	93,087,400	8,823,013
Prodia Widyahusada Tbk. PT	1,208,300	251,397
Selamat Sempurna Tbk. PT	13,978,000	1,883,429
Semen Indonesia Persero Tbk. PT	10,246,000	2,564,884
Summarecon Agung Tbk. PT	9,777,600	448,840
XL Axiata Tbk. PT	6,815,800	1,030,923
Total Indonesia		67,369,452
Malaysia – 5.2%
Alliance Bank Malaysia Bhd.	3,652,200	3,941,382
AMMB Holdings Bhd.	9,168,400	11,117,255
Astro Malaysia Holdings Bhd.*	16,272,200	1,045,746
Bank Islam Malaysia Bhd.	4,991,200	3,268,156
Bermaz Auto Bhd.	6,414,800	3,484,698
British American Tobacco Malaysia Bhd.	912,300	1,736,766
Cahya Mata Sarawak Bhd.	1,885,500	621,870
Carlsberg Brewery Malaysia Bhd., Class B	356,900	1,703,357
CTOS Digital Bhd.	2,682,700	793,717
Dayang Enterprise Holdings Bhd.	1,013,100	560,172
Dialog Group Bhd.	6,889,600	3,592,249
Fraser & Neave Holdings Bhd.	428,100	3,241,247
Gamuda Bhd.	6,017,512	11,791,317
Gas Malaysia Bhd.	3,032,700	2,794,776
HAP Seng Consolidated Bhd.	3,511,900	3,457,818
Heineken Malaysia Bhd.	708,000	4,010,884
Hibiscus Petroleum Bhd.	1,383,560	671,061
IJM Corp. Bhd.	6,554,000	4,657,020
Inari Amertron Bhd.	7,954,775	5,594,482
KPJ Healthcare Bhd.	8,888,600	4,569,863
Malaysia Airports Holdings Bhd.	865,000	2,194,228
Malaysian Pacific Industries Bhd.	104,900	676,692
Malaysian Resources Corp. Bhd.	3,755,800	537,389
MBSB Bhd.	23,683,828	4,393,871
My EG Services Bhd.	7,702,343	1,662,443
QL Resources Bhd.	3,187,400	3,617,566
SP Setia Bhd. Group	2,827,100	857,009
Sunway Bhd.	4,707,100	4,794,427
TIME dotCom Bhd.	5,162,600	5,934,455
TSH Resources Bhd.	7,493,700	1,999,047
United Plantations Bhd.	748,000	4,749,034
VS Industry Bhd.	4,767,050	1,138,728
Yinson Holdings Bhd.	1,622,994	1,054,838
YTL Corp. Bhd.	18,147,000	11,046,191
Total Malaysia		117,309,754
Investments	Shares	Value
Mexico – 3.0%
Banco del Bajio SA(a)(b)	5,250,973	$12,327,812
Bolsa Mexicana de Valores SAB de CV	4,509,952	7,309,518
Corp. Inmobiliaria Vesta SAB de CV(b)	3,229,378	8,756,323
GCC SAB de CV(b)	191,578	1,440,305
Genomma Lab Internacional SAB de CV, Class B(b)	1,940,619	2,238,414
Gentera SAB de CV(b)	5,658,861	6,351,135
La Comer SAB de CV(b)	331,622	665,206
Megacable Holdings SAB de CV, Series CPO(b)	2,094,583	4,361,845
Operadora De Sites Mexicanos SAB de CV(b)	2,889,963	2,280,774
Promotora y Operadora de Infraestructura SAB de CV(b)	1,235,526	11,680,832
Qualitas Controladora SAB de CV(b)	1,011,153	7,942,415
Regional SAB de CV(b)	354,405	2,066,730
Total Mexico		67,421,309
Philippines – 0.3%
Century Pacific Food, Inc.	850,600	577,566
GT Capital Holdings, Inc.	64,320	837,896
Megaworld Corp.	28,187,000	1,081,455
Robinsons Land Corp.	2,860,626	802,481
Semirara Mining & Power Corp.	5,071,100	2,941,080
Wilcon Depot, Inc.	2,774,900	906,191
Total Philippines		7,146,669
Poland – 1.2%
Asseco Poland SA	224,390	5,082,890
Budimex SA	64,745	10,083,971
CD Projekt SA(b)	59,126	2,684,042
Eurocash SA	201,492	496,863
Orange Polska SA	2,490,016	5,485,915
Warsaw Stock Exchange	222,603	2,541,514
Total Poland		26,375,195
Saudi Arabia – 3.2%
Al Hammadi Holding	180,869	2,058,726
Al Masane Al Kobra Mining Co.	39,173	777,947
Al Moammar Information Systems Co.*	27,054	1,409,168
Al-Dawaa Medical Services Co.	63,815	1,626,250
Alamar Foods	35,962	750,606
Alandalus Property Co.	84,268	547,650
Alaseel Co.	584,775	727,968
Aldrees Petroleum & Transport Services Co.	63,366	2,256,677
AlKhorayef Water & Power Technologies Co.*	21,723	938,083
Almunajem Foods Co.	50,120	1,603,241
AlSaif Stores for Development & Investment Co.	515,533	1,126,878
Arabian Cement Co.	226,686	1,555,996
Arabian Centres Co.(a)	1,232,559	7,175,745
Arabian Contracting Services Co.*	23,952	1,278,240
Arriyadh Development Co.	167,519	1,250,342
Astra Industrial Group	86,628	3,879,486
Ataa Educational Co.	33,207	723,200

See Notes to Financial Statements.

36    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets SmallCap Dividend Fund (DGS) September 30, 2024
Investments	Shares	Value
Bawan Co.	115,289	$1,286,145
Catrion Catering Holding Co.	79,703	2,358,328
City Cement Co.	307,015	1,448,570
East Pipes Integrated Co. for Industry	13,020	502,558
Electrical Industries Co.	1,675,847	3,198,556
Leejam Sports Co. JSC	54,121	2,983,479
Maharah Human Resources Co.	572,004	1,071,917
Middle East Paper Co.*	39,083	457,361
National Co. for Learning & Education	17,504	986,391
National Medical Care Co.	17,141	944,002
Northern Region Cement Co.	308,731	766,190
Qassim Cement Co.	127,667	1,807,090
Retal Urban Development Co.	292,879	1,199,185
Riyadh Cables Group Co.	66,946	1,768,499
Saudi Automotive Services Co.	43,902	1,002,933
Saudi Cement Co.	378,590	4,188,166
Saudi Chemical Co. Holding	431,114	1,316,993
Saudia Dairy & Foodstuff Co.	36,330	3,652,950
Southern Province Cement Co.	119,601	1,106,295
Sustained Infrastructure Holding Co.	118,136	963,630
Tanmiah Food Co.	21,043	807,750
Theeb Rent A Car Co.	65,641	1,371,822
United Electronics Co.	151,017	3,816,285
United International Transportation Co.	94,112	2,187,601
Yamama Cement Co.	251,978	2,115,825
Total Saudi Arabia		72,994,724
South Africa – 11.2%
AECI Ltd.	595,225	3,574,631
Afrimat Ltd.	336,773	1,334,389
AVI Ltd.	1,905,706	12,164,669
Barloworld Ltd.	719,374	3,614,299
Dis-Chem Pharmacies Ltd.(a)	842,272	1,854,880
DRDGOLD Ltd.(b)	1,886,732	1,795,584
Foschini Group Ltd.	1,011,261	9,166,928
Grindrod Ltd.(b)	2,770,350	2,427,523
Harmony Gold Mining Co. Ltd.	469,562	4,854,071
Hyprop Investments Ltd.	2,886,586	7,708,730
Investec Ltd.	1,455,395	11,079,836
JSE Ltd.	548,545	4,083,091
Life Healthcare Group Holdings Ltd.	3,158,528	2,932,624
Momentum Group Ltd.	6,560,425	11,219,250
Motus Holdings Ltd.(b)	1,023,644	7,216,742
Mr. Price Group Ltd.	1,338,758	20,992,844
Netcare Ltd.	5,256,424	4,700,507
Northam Platinum Holdings Ltd.(b)	1,797,688	11,375,012
Old Mutual Ltd.	29,164,314	23,185,905
Omnia Holdings Ltd.	852,572	3,217,337
OUTsurance Group Ltd.	3,321,817	11,188,061
PSG Financial Services Ltd.	2,344,064	2,481,110
Redefine Properties Ltd.	65,616,415	19,000,488
Resilient REIT Ltd.(b)	2,850,332	9,715,857
Reunert Ltd.	721,823	3,392,872
Investments	Shares	Value
Santam Ltd.(b)	230,002	$4,911,692
Sappi Ltd.	2,997,298	8,427,047
Super Group Ltd.	796,703	1,116,979
Thungela Resources Ltd.	1,457,925	9,285,199
Tiger Brands Ltd.(b)	902,201	12,198,627
Truworths International Ltd.(b)	3,815,834	24,136,133
Total South Africa		254,352,917
South Korea – 11.4%
Aekyung Chemical Co. Ltd.	66,746	587,479
Aekyung Industrial Co. Ltd.	12,333	175,889
Ahnlab, Inc.	14,538	599,219
BGF retail Co. Ltd.	26,591	2,332,330
BH Co. Ltd.	25,679	358,764
BNK Financial Group, Inc.	2,573,252	17,788,635
Caregen Co. Ltd.	71,980	1,065,086
Cheil Worldwide, Inc.	565,641	7,954,529
Chong Kun Dang Pharmaceutical Corp.	9,746	837,692
CJ Corp.	39,221	3,566,091
CJ Logistics Corp.	5,419	385,799
Classys, Inc.	8,492	351,317
Coway Co. Ltd.	149,568	7,628,803
Cuckoo Homesys Co. Ltd.	32,060	567,553
Daeduck Electronics Co. Ltd.	47,579	684,378
Daesang Corp.	76,714	1,252,461
Daishin Securities Co. Ltd.	216,967	2,704,414
DB HiTek Co. Ltd.	84,633	2,608,175
DGB Financial Group, Inc.	1,169,463	7,234,806
DN Automotive Corp.	9,726	759,367
DongKook Pharmaceutical Co. Ltd.	18,404	238,547
Dongsuh Cos., Inc.	198,646	2,907,459
Dongwon Systems Corp.	5,634	189,782
Doosan Bobcat, Inc.	223,622	6,942,765
Dreamtech Co. Ltd.	36,556	239,290
E-MART, Inc.	47,183	2,135,990
Ecopro HN Co. Ltd.	8,743	369,724
Eo Technics Co. Ltd.	6,021	705,374
Fila Holdings Corp.	74,609	2,410,515
GOLFZON Co. Ltd.	15,374	810,024
Green Cross Corp.	8,581	994,128
GS Holdings Corp.	410,423	13,354,362
GS Retail Co. Ltd.	75,372	1,230,552
HAESUNG DS Co. Ltd.	5,278	118,661
Hanil Cement Co. Ltd.	112,679	1,186,503
Hanjin Kal Corp.	15,496	977,610
Hankook & Co. Co. Ltd.	136,574	1,784,851
Hanmi Science Co. Ltd.	22,383	546,010
Hanmi Semiconductor Co. Ltd.	17,374	1,438,865
Hansae Co. Ltd.	34,391	420,782
Hansol Chemical Co. Ltd.	14,672	1,507,928
Hanwha Corp.	141,933	3,136,701
Hanwha Systems Co. Ltd.	111,545	1,525,139
Harim Holdings Co. Ltd.	59,963	255,864
See Notes to Financial Statements.

WisdomTree Trust    37

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets SmallCap Dividend Fund (DGS) September 30, 2024
Investments	Shares	Value
HD Hyundai Construction Equipment Co. Ltd.	27,827	$1,117,166
HD Hyundai Electric Co. Ltd.	13,744	3,463,063
HD Hyundai Infracore Co. Ltd.	272,946	1,565,416
Hite Jinro Co. Ltd.	119,694	1,862,639
HK inno N Corp.	13,362	499,146
HL Mando Co. Ltd.	31,264	879,801
Hotel Shilla Co. Ltd.	11,350	414,873
Hyosung Advanced Materials Corp.	8,903	1,970,955
Hyundai Autoever Corp.	3,968	474,267
Hyundai Department Store Co. Ltd.	20,227	756,366
Hyundai Elevator Co. Ltd.	22,805	793,475
Hyundai Marine & Fire Insurance Co. Ltd.	297,877	7,516,969
Hyundai Steel Co.	235,923	5,033,457
Innocean Worldwide, Inc.	121,598	1,779,755
Innox Advanced Materials Co. Ltd.	17,673	368,272
ISC Co. Ltd.	2,478	109,716
JB Financial Group Co. Ltd.	1,122,313	13,139,567
Jusung Engineering Co. Ltd.	22,131	453,553
JW Pharmaceutical Corp.	15,200	320,226
JYP Entertainment Corp.	14,556	561,002
K Car Co. Ltd.	66,206	654,618
Kangwon Land, Inc.	256,186	3,324,521
KCC Glass Corp.	43,967	1,346,546
KEPCO Engineering & Construction Co., Inc.	5,236	267,866
KEPCO Plant Service & Engineering Co. Ltd.	72,555	2,335,830
KG Chemical Corp.	49,737	163,356
KG Dongbusteel	59,750	305,672
KIWOOM Securities Co. Ltd.	39,579	3,934,595
Koh Young Technology, Inc.	46,558	376,679
Kolmar Korea Co. Ltd.	14,556	828,146
Kolon Industries, Inc.	43,898	1,203,444
KoMiCo Ltd.	11,730	515,772
Korea Aerospace Industries Ltd.	30,403	1,211,284
Korea Electric Terminal Co. Ltd.	8,076	431,683
Korea Investment Holdings Co. Ltd.	155,696	8,739,073
Korean Reinsurance Co.	660,368	4,161,071
Kumho Petrochemical Co. Ltd.	61,306	7,402,476
Kyung Dong Navien Co. Ltd.	6,631	360,529
LEENO Industrial, Inc.	16,721	2,416,662
LIG Nex1 Co. Ltd.	18,017	2,907,079
Lotte Chilsung Beverage Co. Ltd.	8,492	844,200
Lotte Corp.	199,333	3,757,405
LOTTE Fine Chemical Co. Ltd.	73,061	2,681,753
Lotte Rental Co. Ltd.	38,282	888,475
Lotte Shopping Co. Ltd.	46,215	2,173,451
LS Corp.	25,200	2,374,123
LS Electric Co. Ltd.	16,215	2,024,860
LX Semicon Co. Ltd.	51,398	2,527,255
Mcnex Co. Ltd.	21,243	300,037
Medytox, Inc.	2,006	295,140
MegaStudyEdu Co. Ltd.	26,358	893,919
Mirae Asset Securities Co. Ltd.	708,785	4,563,715
Investments	Shares	Value
NH Investment & Securities Co. Ltd.	782,177	$8,026,929
NHN KCP Corp.	53,037	308,237
NICE Information Service Co. Ltd.	122,096	990,624
NongShim Co. Ltd.	5,216	1,535,643
Pan Ocean Co. Ltd.	692,928	2,116,883
Partron Co. Ltd.	113,771	623,796
PharmaResearch Co. Ltd.	4,133	609,030
Poongsan Corp.	42,336	1,984,551
PSK, Inc.	39,067	682,634
S-1 Corp.	69,127	3,124,115
Samsung Securities Co. Ltd.	265,306	8,835,418
Samyang Foods Co. Ltd.	3,102	1,288,052
SeAH Besteel Holdings Corp.	59,195	930,227
SFA Engineering Corp.	21,937	442,028
SGC Energy Co. Ltd.	34,127	730,715
Shinsegae International, Inc.	47,249	495,361
Shinsegae, Inc.	12,723	1,547,931
SIMMTECH Co. Ltd.	5,837	85,700
SK D&D Co. Ltd.	25,603	171,117
SK Discovery Co. Ltd.	30,360	800,964
SK Networks Co. Ltd.	206,501	766,661
SL Corp.	25,753	698,129
SM Entertainment Co. Ltd.	10,876	556,400
SNT Motiv Co. Ltd.	24,426	874,158
Soop Co. Ltd.	6,585	505,067
Soulbrain Co. Ltd.	2,718	461,418
ST Pharm Co. Ltd.	5,089	391,881
Sungwoo Hitech Co. Ltd.	41,206	210,804
TKG Huchems Co. Ltd.	108,519	1,596,624
Tokai Carbon Korea Co. Ltd.	7,154	505,490
Unid Co. Ltd.	12,721	756,820
Youngone Corp.	61,143	1,888,948
Total South Korea		258,703,487
Taiwan – 26.7%
Acer, Inc.	7,256,000	9,354,741
Advanced Power Electronics Corp.	209,000	545,507
Advancetek Enterprise Co. Ltd.	1,049,000	2,240,766
Alexander Marine Co. Ltd.	48,508	447,580
Allied Supreme Corp.	170,000	1,786,138
Allis Electric Co. Ltd.	213,208	821,935
Alltek Technology Corp.	1,049,240	1,223,420
AMPOC Far-East Co. Ltd.	512,000	1,415,638
AP Memory Technology Corp.	207,000	1,985,196
Apacer Technology, Inc.	372,000	614,779
Arcadyan Technology Corp.	627,681	2,816,447
Asia Optical Co., Inc.	472,000	1,700,283
ASMedia Technology, Inc.	36,000	1,837,170
ASROCK, Inc.(b)	150,000	978,781
Auden Techno Corp.	75,247	288,895
Bafang Yunji International Co. Ltd.	139,000	658,841
BenQ Materials Corp.	628,000	614,179
BES Engineering Corp.	4,259,000	1,641,881

See Notes to Financial Statements.

38    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets SmallCap Dividend Fund (DGS) September 30, 2024
Investments	Shares	Value
Capital Futures Corp.	628,000	$1,125,167
Capital Securities Corp.	3,959,340	2,708,663
Cathay Real Estate Development Co. Ltd.	1,552,000	1,248,113
Cenra, Inc.	251,584	314,018
Chang Wah Electromaterials, Inc.	1,564,000	3,019,620
Charoen Pokphand Enterprise	630,100	1,945,263
CHC Healthcare Group(b)	209,000	288,274
Chenbro Micom Co. Ltd.	60,000	503,373
Cheng Loong Corp.	2,302,000	1,793,067
Cheng Uei Precision Industry Co. Ltd.	1,049,000	2,131,379
Chicony Electronics Co. Ltd.	3,922,652	20,328,154
Chicony Power Technology Co. Ltd.	711,625	3,046,946
Chin-Poon Industrial Co. Ltd.	455,000	590,918
China Bills Finance Corp.	2,334,000	1,106,284
China Metal Products	491,000	607,418
China Steel Chemical Corp.	621,726	1,994,065
ChipMOS Technologies, Inc.	1,886,000	2,234,844
Chong Hong Construction Co. Ltd.	855,000	2,674,703
Chroma ATE, Inc.	1,048,132	12,370,319
Chung-Hsin Electric & Machinery Manufacturing Corp.	746,000	4,066,326
Cleanaway Co. Ltd.	310,161	1,813,148
Compeq Manufacturing Co. Ltd.	3,138,000	6,772,484
Continental Holdings Corp.	2,309,000	2,247,237
Coremax Corp.	209,000	398,894
CTCI Corp.	1,517,190	2,267,647
Cub Elecparts, Inc.	13,000	40,873
Cyberlink Corp.	143,000	429,725
CyberPower Systems, Inc.(b)	109,000	1,098,731
DA CIN Construction Co. Ltd.	1,469,000	2,334,877
Da-Li Development Co. Ltd.	642,650	1,003,173
Darfon Electronics Corp.	721,000	1,131,173
Daxin Materials Corp.	117,000	889,150
Delpha Construction Co. Ltd.	628,000	781,862
Depo Auto Parts Ind Co. Ltd.	315,000	2,632,756
Dynamic Holding Co. Ltd.	209,000	507,863
Elan Microelectronics Corp.	214,409	965,455
Elitegroup Computer Systems Co. Ltd.	555,000	439,314
Ennoconn Corp.	209,243	1,910,835
Episil-Precision, Inc.	209,000	398,894
Eternal Materials Co. Ltd.	2,105,319	2,271,867
Evergreen Aviation Technologies Corp.	211,000	651,405
Evergreen International Storage & Transport Corp.	2,170,000	2,129,098
Everlight Chemical Industrial Corp.	497,000	416,176
Everlight Electronics Co. Ltd.	1,402,165	3,367,340
Far Eastern Department Stores Ltd.	3,651,841	3,132,968
Far Eastern International Bank	11,602,670	5,096,207
Faraday Technology Corp.	209,582	1,761,611
Farglory F T Z Investment Holding Co. Ltd.	209,429	315,336
Farglory Land Development Co. Ltd.	1,102,640	2,501,684
Investments	Shares	Value
Feng Hsin Steel Co. Ltd.	906,950	$2,435,996
Fitipower Integrated Technology, Inc.	209,000	1,760,021
FLEXium Interconnect, Inc.	1,467,028	3,643,638
Flytech Technology Co. Ltd.	682,000	1,831,798
Formosa Advanced Technologies Co. Ltd.	885,000	1,017,932
Formosa International Hotels Corp.(b)	209,000	1,340,654
Formosa Sumco Technology Corp.	209,000	908,078
Formosan Union Chemical	1,469,000	1,144,229
Fortune Electric Co. Ltd.(b)	167,700	3,333,174
Foxsemicon Integrated Technology, Inc.	538,197	6,062,826
Fu Hua Innovation Co. Ltd.	2,588,255	2,678,506
Fusheng Precision Co. Ltd.	960,000	8,797,181
G Shank Enterprise Co. Ltd.(b)	628,103	1,806,120
Gemtek Technology Corp.	1,469,000	1,780,170
Genius Electronic Optical Co. Ltd.	209,280	3,213,944
Getac Holdings Corp.	1,721,292	6,064,622
Giant Manufacturing Co. Ltd.	829,051	5,868,182
Global Brands Manufacture Ltd.	1,053,400	2,010,502
Global Mixed Mode Technology, Inc.	262,000	1,858,626
Global PMX Co. Ltd.	155,000	641,619
Goldsun Building Materials Co. Ltd.	4,373,000	7,226,957
Grape King Bio Ltd.	474,988	2,153,817
Great Wall Enterprise Co. Ltd.	1,911,259	3,110,291
Greatek Electronics, Inc.	1,349,000	2,493,688
Highwealth Construction Corp.	1,673,447	2,384,860
Hitron Technology, Inc.	308,000	300,248
Hiwin Technologies Corp.(b)	460,000	3,110,613
Holtek Semiconductor, Inc.	627,773	1,069,217
Holy Stone Enterprise Co. Ltd.	403,900	1,165,250
Hong TAI Electric Industrial	628,000	683,633
Hota Industrial Manufacturing Co. Ltd.(b)	311,146	564,352
Hsin Kuang Steel Co. Ltd.	327,000	624,107
Huaku Development Co. Ltd.(b)	1,356,425	5,700,615
Ichia Technologies, Inc.	630,000	821,181
Iron Force Industrial Co. Ltd.	220,905	809,726
ITE Technology, Inc.	500,000	2,227,735
ITEQ Corp.	412,000	982,921
J&V Energy Technology Co. Ltd.	118,000	894,886
Jentech Precision Industrial Co. Ltd.	150,094	6,141,966
Jih Lin Technology Co. Ltd.	209,000	452,388
JPC connectivity, Inc.	293,000	1,499,882
Kindom Development Co. Ltd.	1,218,200	1,870,808
King Slide Works Co. Ltd.	138,004	4,796,878
King Yuan Electronics Co. Ltd.(b)	4,428,000	15,741,077
King’s Town Bank Co. Ltd.	2,313,000	4,092,965
Kinik Co.	209,495	2,052,153
Kinpo Electronics	1,313,000	900,324
KMC Kuei Meng International, Inc.	209,000	997,235
KS Terminals, Inc.	209,000	581,170
Kung Long Batteries Industrial Co. Ltd.	433,000	2,052,360
L&K Engineering Co. Ltd.	501,981	3,307,255

See Notes to Financial Statements.

WisdomTree Trust    39

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets SmallCap Dividend Fund (DGS) September 30, 2024
Investments	Shares	Value
Lelon Electronics Corp.	589,000	$1,399,611
Lian HWA Food Corp.	218,282	744,931
Lien Hwa Industrial Holdings Corp.	1,636,078	3,189,800
Lintes Technology Co. Ltd.(b)	69,406	377,224
Lotes Co. Ltd.(b)	163,390	7,150,717
Lotus Pharmaceutical Co. Ltd.	143,000	1,188,409
Machvision, Inc.(b)	145,000	1,594,489
Macronix International Co. Ltd.	6,021,000	5,098,915
Makalot Industrial Co. Ltd.	825,218	9,100,567
Marketech International Corp.	209,000	993,933
Merida Industry Co. Ltd.	552,043	4,012,131
Merry Electronics Co. Ltd.(b)	961,623	3,950,231
METAAGE Corp.	219,000	325,249
MSSCORPS Co. Ltd.	81,897	458,053
Nak Sealing Technologies Corp.(b)	209,000	756,182
Namchow Holdings Co. Ltd.	209,000	367,854
Nan Pao Resins Chemical Co. Ltd.	209,000	2,004,376
Nichidenbo Corp.	1,380,000	2,703,617
Nien Made Enterprise Co. Ltd.	380,000	6,123,900
Nuvoton Technology Corp.(b)	627,872	1,700,303
O-Bank Co. Ltd.	5,719,000	1,816,187
Orient Semiconductor Electronics Ltd.	449,000	571,066
Oriental Union Chemical Corp.	530,000	314,853
Pan German Universal Motors Ltd.	109,000	1,000,569
Pan Jit International, Inc.	794,000	1,457,709
Pan-International Industrial Corp.	1,397,000	1,556,073
Panion & BF Biotech, Inc.	113,000	326,719
Pegavision Corp.	79,000	1,120,851
Phoenix Silicon International Corp.	210,000	832,794
Posiflex Technology, Inc.(b)	286,000	1,893,322
Pou Chen Corp.	6,519,000	7,446,696
Powertech Technology, Inc.	2,950,000	12,770,765
President Securities Corp.	1,462,520	1,247,785
Primax Electronics Ltd.	2,288,000	6,550,260
Promate Electronic Co. Ltd.	1,049,000	2,674,997
Qisda Corp.	6,534,000	7,742,562
Run Long Construction Co. Ltd.(b)	418,000	704,008
Sampo Corp.	770,000	689,792
San Fu Chemical Co. Ltd.	191,000	826,853
Sanyang Motor Co. Ltd.	1,229,000	2,834,974
Scientech Corp.	80,000	1,073,104
ScinoPharm Taiwan Ltd.	209,000	169,728
SDI Corp.	219,000	1,013,809
Sercomm Corp.(b)	760,488	2,679,425
Sesoda Corp.	1,099,000	1,435,977
ShenMao Technology, Inc.	209,000	470,880
Shihlin Electric & Engineering Corp.(b)	279,000	1,948,367
Shin Zu Shing Co. Ltd.(b)	681,073	4,261,212
Shinkong Insurance Co. Ltd.	750,000	2,225,365
Shiny Chemical Industrial Co. Ltd.	210,637	1,184,756
Sigurd Microelectronics Corp.	2,719,000	6,503,983
Investments	Shares	Value
Sinbon Electronics Co. Ltd.	523,120	$4,967,297
Sincere Navigation Corp.	293,000	276,830
Sinon Corp.	2,309,000	3,133,729
Sitronix Technology Corp.(b)	559,000	4,036,197
Sonix Technology Co. Ltd.	229,000	333,950
Standard Chemical & Pharmaceutical Co. Ltd.	218,000	444,315
Standard Foods Corp.	911,896	1,136,754
Stark Technology, Inc.	486,000	1,911,965
Sunonwealth Electric Machine Industry Co. Ltd.	376,000	1,097,828
Sunrex Technology Corp.	630,000	1,112,825
Supreme Electronics Co. Ltd.	2,060,868	4,291,508
Swancor Holding Co. Ltd.(b)	346,000	1,257,327
Symtek Automation Asia Co. Ltd.	133,000	628,300
Synnex Technology International Corp.	6,044,600	13,847,772
Systex Corp.	620,000	2,488,111
TA Chen Stainless Pipe(b)	6,295,800	6,893,321
Ta Ya Electric Wire & Cable	651,976	1,044,513
Taichung Commercial Bank Co. Ltd.	6,794,174	3,950,288
Taiwan Business Bank	4,494,810	2,265,408
Taiwan Cogeneration Corp.	591,223	846,299
Taiwan Fertilizer Co. Ltd.	2,720,000	4,985,069
Taiwan Hon Chuan Enterprise Co. Ltd.	715,692	3,686,278
Taiwan Mask Corp.	392,000	722,153
Taiwan Navigation Co. Ltd.	1,151,000	1,185,679
Taiwan Paiho Ltd.	628,000	1,448,628
Taiwan PCB Techvest Co. Ltd.	864,302	1,054,210
Taiwan Secom Co. Ltd.	705,000	3,074,274
Taiwan Surface Mounting Technology Corp.	1,160,000	4,032,041
Taiwan-Asia Semiconductor Corp.	362,000	424,954
Test Research, Inc.	1,047,115	4,681,932
Thinking Electronic Industrial Co. Ltd.	209,000	1,149,132
Thye Ming Industrial Co. Ltd.(b)	630,000	1,375,602
Ton Yi Industrial Corp.	3,982,000	2,107,611
Tong Hsing Electronic Industries Ltd.	403,214	1,783,766
Tong Yang Industry Co. Ltd.	1,371,685	4,616,133
Topco Scientific Co. Ltd.	627,776	5,594,073
Topkey Corp.	378,000	2,597,918
Transcend Information, Inc.	1,041,479	3,389,706
Tripod Technology Corp.(b)	1,521,928	9,449,982
TSRC Corp.	1,478,000	1,111,542
Tung Ho Steel Enterprise Corp.	1,597,722	3,998,533
TXC Corp.	1,885,549	6,494,394
TYC Brother Industrial Co. Ltd.	628,000	1,252,170
U-Ming Marine Transport Corp.	1,605,420	2,830,722
Union Bank of Taiwan	1,470,283	720,123
United Integrated Services Co. Ltd.	1,049,000	10,574,029
Universal Cement Corp.	1,894,365	1,849,679
USI Corp.	1,529,000	780,287
VIA Labs, Inc.	90,000	533,234
Visco Vision, Inc.	83,000	654,369
VisEra Technologies Co. Ltd.	78,000	714,771

See Notes to Financial Statements.

40    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets SmallCap Dividend Fund (DGS) September 30, 2024
Investments	Shares	Value
Visual Photonics Epitaxy Co. Ltd.(b)	209,750	$1,100,232
Vivotek, Inc.	102,000	402,888
Wah Lee Industrial Corp.	627,580	2,548,276
Walsin Technology Corp.	496,000	1,692,699
Weikeng Industrial Co. Ltd.	2,642,431	2,884,869
Weltrend Semiconductor	209,000	418,046
Winmate, Inc.	210,000	958,874
WinWay Technology Co. Ltd.	56,000	2,167,696
Wistron NeWeb Corp.	679,587	2,491,021
Wowprime Corp.	130,000	907,841
WPG Holdings Ltd.	6,059,058	14,359,545
WT Microelectronics Co. Ltd.	1,018,190	3,394,342
Yankey Engineering Co. Ltd.(b)	235,000	2,290,854
YC INOX Co. Ltd.	1,049,793	809,409
Yem Chio Co. Ltd.	2,718,000	1,653,311
YFY, Inc.	2,303,000	2,408,775
Yulon Motor Co. Ltd.	477,496	905,306
Zenitron Corp.	1,469,000	1,450,595
Zero One Technology Co. Ltd.	685,000	1,926,437
Zippy Technology Corp.	850,000	2,035,928
Zyxel Group Corp.	630,000	741,551
Total Taiwan		606,757,209
Thailand – 6.2%
Amata Corp. PCL, NVDR	3,434,400	2,668,324
Bangchak Corp. PCL, NVDR	2,448,100	2,834,021
Bangkok Chain Hospital PCL, NVDR	5,117,500	2,862,715
Banpu PCL, NVDR	35,954,200	7,877,464
Banpu Power PCL, NVDR	5,221,827	2,142,121
BCPG PCL, NVDR	8,626,112	1,930,169
Chularat Hospital PCL, NVDR	28,783,900	2,433,135
Com7 PCL, NVDR	3,155,100	2,343,466
Eastern Polymer Group PCL, NVDR	6,538,100	1,011,879
Electricity Generating PCL, NVDR	555,300	2,131,289
Gunkul Engineering PCL, NVDR	31,807,900	2,866,690
Ichitan Group PCL, NVDR	5,667,300	2,870,857
KCE Electronics PCL, NVDR	2,053,000	2,472,341
Kiatnakin Phatra Bank PCL, NVDR	2,576,200	4,083,170
Land & Houses PCL, NVDR	12,298,700	2,446,171
Mega Lifesciences PCL, NVDR	2,083,400	2,541,324
MK Restaurants Group PCL, NVDR	2,453,200	2,306,248
Northeast Rubber PCL, NVDR	15,580,175	2,590,442
Origin Property PCL, NVDR	10,745,900	1,719,878
Osotspa PCL, NVDR	6,582,000	4,725,171
Precious Shipping PCL, NVDR	8,053,900	2,377,812
Prima Marine PCL, NVDR	11,723,400	3,133,284
PTG Energy PCL, NVDR	6,665,500	2,133,623
Quality Houses PCL, NVDR	58,608,500	3,515,326
Ratch Group PCL, NVDR	3,982,300	3,991,272
Sansiri PCL, NVDR	99,236,400	5,890,499
Somboon Advance Technology PCL, NVDR	4,891,800	1,976,331
Investments	Shares	Value
Supalai PCL, NVDR	9,194,300	$5,886,181
Thai Oil PCL, NVDR	4,256,400	6,779,287
Thai Union Group PCL, NVDR	13,260,400	6,016,684
Thai Vegetable Oil PCL, NVDR	3,635,555	2,722,924
Thanachart Capital PCL, NVDR	4,903,500	7,695,649
Tipco Asphalt PCL, NVDR	3,761,100	2,185,769
Tisco Financial Group PCL, NVDR	5,473,500	16,414,972
TQM Alpha PCL, NVDR	2,146,600	1,817,880
TTW PCL, NVDR	13,902,500	4,039,729
WHA Corp. PCL, NVDR	41,288,100	6,993,090
Total Thailand		140,427,187
Turkey – 0.9%
AG Anadolu Grubu Holding AS	33,984	309,897
Aksa Akrilik Kimya Sanayii AS	2,679,494	722,636
Aksa Enerji Uretim AS	105,937	118,805
Alarko Holding AS	118,778	327,977
Alkim Alkali Kimya AS*	37,981	36,329
Anadolu Efes Biracilik ve Malt Sanayii AS	310,348	1,781,989
Aselsan Elektronik Sanayi ve Ticaret AS	1	2
Aygaz AS	46,247	204,266
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	165,597	445,147
Cimsa Cimento Sanayi ve Ticaret AS	420,422	431,401
Coca-Cola Icecek AS	453,244	755,688
Dogus Otomotiv Servis ve Ticaret AS	326,597	2,091,191
EGE Endustri ve Ticaret AS	258	81,504
Enerjisa Enerji AS(a)	1,337,115	2,317,357
Galata Wind Enerji AS	299,027	217,094
GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret AS	106,005	279,840
Is Yatirim Menkul Degerler AS	821,482	843,414
Kimteks Poliuretan Sanayi ve Ticaret AS	190,250	106,903
Koza Altin Isletmeleri AS*	1,150,814	781,634
Logo Yazilim Sanayi ve Ticaret AS	74,057	197,234
Mavi Giyim Sanayi ve Ticaret AS, Class B(a)	684,665	1,806,427
Migros Ticaret AS	68,970	907,839
Nuh Cimento Sanayi AS	313,817	2,398,107
Selcuk Ecza Deposu Ticaret ve Sanayi AS	20,533	41,111
Sok Marketler Ticaret AS	309,849	437,213
Turk Traktor ve Ziraat Makineleri AS(b)	75,402	1,557,125
Vestel Beyaz Esya Sanayi ve Ticaret AS	3,893,827	1,972,697
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS*	311,193	248,137
Total Turkey		21,418,964
TOTAL COMMON STOCKS (Cost: $1,719,423,413)		2,281,004,773
EXCHANGE-TRADED FUND – 0.0%
United States – 0.0%
WisdomTree Emerging Markets High Dividend Fund(b)(d) (Cost: $631,269)	15,000	660,150

See Notes to Financial Statements.

WisdomTree Trust    41

Schedule of Investments (unaudited) (concluded) WisdomTree Emerging Markets SmallCap Dividend Fund (DGS) September 30, 2024
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.7%
United States – 1.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(e) (Cost: $38,046,267)	38,046,267	$38,046,267
TOTAL INVESTMENTS IN SECURITIES – 102.2% (Cost: $1,758,100,949)		2,319,711,190
Other Assets less Liabilities – (2.2)%		(50,569,720)
NET ASSETS – 100.0%		$2,269,141,470

*     Non-income producing security.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)   Security, or portion thereof, was on loan at September 30, 2024 (See Note 2). At September 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $107,941,672 and the total market value of the collateral held by the Fund was $117,247,134. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $79,200,867.

(c)   This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)   Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(e)   Rate shown represents annualized 7-day yield as of September 30, 2024.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2024 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2024	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$6,455,912	$20,309,894	$26,490,309	$377,825	$6,828	$660,150	$415,765

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank NA	10/1/2024	98,628	USD	536,183	BRL	$170	$—

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
China	$194,799,832	$1,129,077	$—	$195,928,909
South Korea	257,944,120	759,367	—	258,703,487
Other	1,826,372,377	—	—	1,826,372,377
Exchange-Traded Fund	660,150	—	—	660,150
Investment of Cash Collateral for Securities Loaned	—	38,046,267	—	38,046,267
Total Investments in Securities	$2,279,776,479	$39,934,711	$—	$2,319,711,190
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$170	$—	$170
Total – Net	$2,279,776,479	$39,934,881	$—	$2,319,711,360

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

42    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL) September 30, 2024
Investments	Shares	Value
COMMON STOCKS – 99.6%
Australia – 3.0%
Beach Energy Ltd.(a)	432,510	$364,566
Breville Group Ltd.(a)	16,399	388,404
Brickworks Ltd.(a)	26,106	528,661
CAR Group Ltd.	53,998	1,403,294
Champion Iron Ltd.(a)	133,393	680,179
Cochlear Ltd.	5,818	1,138,583
CSL Ltd.	47,534	9,440,576
IDP Education Ltd.(a)	33,310	367,430
Mineral Resources Ltd.(a)	42,920	1,549,531
Netwealth Group Ltd.	28,750	495,841
Pro Medicus Ltd.(a)	2,253	278,608
REA Group Ltd.(a)	8,843	1,233,101
SEEK Ltd.(a)	53,368	920,048
Technology One Ltd.	12,724	210,619
Total Australia		18,999,441
Austria – 0.4%
Mondi PLC	137,892	2,628,300
Belgium – 0.1%
Tessenderlo Group SA(a)	13,646	389,117
Brazil – 0.5%
Cosan SA	196,950	473,045
Equatorial Energia SA	83,221	496,655
Raia Drogasil SA	67,368	315,327
Vamos Locacao de Caminhoes Maquinas & Equipamentos SA	110,125	133,667
Vibra Energia SA	410,671	1,764,608
Total Brazil		3,183,302
Canada – 11.9%
Alimentation Couche-Tard, Inc.(a)	54,043	2,991,077
Baytex Energy Corp.(a)	80,560	240,914
Canadian National Railway Co.	97,751	11,459,214
Canadian Natural Resources Ltd.	653,721	21,731,826
Canadian Pacific Kansas City Ltd.(a)	48,199	4,126,857
Canadian Tire Corp. Ltd., Class A(a)	17,746	2,129,205
Constellation Software, Inc.	217	706,762
Dollarama, Inc.	5,772	591,919
Gildan Activewear, Inc.	31,618	1,489,916
Methanex Corp.(a)	8,777	363,047
Paramount Resources Ltd., Class A(a)	49,759	970,539
Rogers Communications, Inc., Class B	108,737	4,377,007
TFI International, Inc.(a)	6,596	904,481
Thomson Reuters Corp.(a)	48,463	8,275,606
Tourmaline Oil Corp.(a)	270,070	12,556,421
Veren, Inc.(a)	139,040	857,325
Whitecap Resources, Inc.(a)	225,828	1,688,340
Total Canada		75,460,456
Investments	Shares	Value
Chile – 0.2%
Cia Sud Americana de Vapores SA	14,460,526	$885,766
China – 5.2%
ANTA Sports Products Ltd.	170,200	2,069,571
BYD Electronic International Co. Ltd.	15,000	62,858
China Resources Mixc Lifestyle Services Ltd.(b)	81,000	364,461
Li Ning Co. Ltd.	505,400	1,281,800
Nongfu Spring Co. Ltd., Class H(a)(b)	232,500	1,023,688
Pop Mart International Group Ltd.(b)	25,600	175,500
Prosus NV	77,661	3,402,805
Tencent Holdings Ltd.	381,100	21,813,590
WuXi AppTec Co. Ltd., Class H(b)	21,140	148,599
Yadea Group Holdings Ltd.(a)(b)	264,000	469,711
Zijin Mining Group Co. Ltd., Class H	832,000	1,891,615
Total China		32,704,198
Denmark – 6.7%
Coloplast AS, Class B	36,416	4,770,417
Novo Nordisk AS, Class B	260,794	30,719,772
Novonesis (Novozymes) B, Class B	52,574	3,795,371
Pandora AS	12,060	1,990,591
Royal Unibrew AS*	9,415	792,865
Total Denmark		42,069,016
Finland – 1.3%
Metsa Board OYJ, Class B(a)	163,173	1,145,467
Orion OYJ, Class B(a)	29,717	1,632,414
UPM-Kymmene OYJ	165,510	5,554,455
Total Finland		8,332,336
France – 5.8%
Airbus SE	78,565	11,505,696
Arkema SA	19,732	1,882,873
Eramet SA(a)	10,438	824,773
Gaztransport & Technigaz SA	7,426	1,050,063
Hermes International SCA	5,383	13,252,983
Interparfums SA(a)	11,259	569,850
Kering SA	27,501	7,883,368
Total France		36,969,606
Germany – 4.0%
AIXTRON SE	2,987	53,188
Aurubis AG	8,092	594,697
Carl Zeiss Meditec AG, Bearer Shares	8,409	667,733
Deutsche Post AG, Registered Shares	402,224	17,969,555
Fielmann Group AG	10,252	530,897
Hugo Boss AG	6,532	299,548
Nemetschek SE	3,780	392,336
Puma SE	14,832	620,747
Rheinmetall AG	5,167	2,804,890
Siltronic AG	5,771	440,224
Stroeer SE & Co. KGaA	17,653	1,131,859
Total Germany		25,505,674

See Notes to Financial Statements.

WisdomTree Trust    43

Schedule of Investments (unaudited) (continued) WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL) September 30, 2024
Investments	Shares	Value
Hong Kong – 0.8%
Techtronic Industries Co. Ltd.	309,000	$4,698,153
Hungary – 0.2%
Richter Gedeon Nyrt	47,980	1,481,791
India – 3.2%
Aarti Industries Ltd.	10,381	72,214
Alkem Laboratories Ltd.	2,456	177,392
APL Apollo Tubes Ltd.	4,340	82,042
Astral Ltd.	2,050	48,670
Balkrishna Industries Ltd.	4,536	165,099
Blue Star Ltd.	6,291	154,923
Coforge Ltd.	4,696	393,183
CRISIL Ltd.	2,150	119,621
Crompton Greaves Consumer Electricals Ltd.	54,771	272,054
Deepak Nitrite Ltd.	582	20,190
Divi’s Laboratories Ltd.	8,193	532,180
Dr. Lal PathLabs Ltd.(b)	564	22,228
GlaxoSmithKline Pharmaceuticals Ltd.	6,099	200,183
Gujarat Gas Ltd.	21,553	159,047
Havells India Ltd.	10,901	261,841
HDFC Asset Management Co. Ltd.(b)	14,356	736,513
IndiaMart InterMesh Ltd.(b)	705	24,833
Ipca Laboratories Ltd.	4,023	71,918
JB Chemicals & Pharmaceuticals Ltd.	3,472	77,684
Jindal Stainless Ltd.	5,635	53,155
Jindal Steel & Power Ltd.	7,984	99,051
JSW Steel Ltd.	40,513	497,969
Jubilant Foodworks Ltd.	11,527	93,796
Kajaria Ceramics Ltd.	5,035	88,075
KPIT Technologies Ltd.	3,500	67,994
L&T Technology Services Ltd.(b)	2,392	152,545
Laurus Labs Ltd.(b)	18,763	103,799
LTIMindtree Ltd.(b)	5,923	441,345
Marico Ltd.	41,666	345,753
Mazagon Dock Shipbuilders Ltd.	1,257	63,451
Mphasis Ltd.	10,088	362,392
Navin Fluorine International Ltd.	1,717	70,510
Nestle India Ltd.	27,592	885,680
Oberoi Realty Ltd.	4,376	98,808
Page Industries Ltd.	418	214,006
Patanjali Foods Ltd.	5,541	111,311
Persistent Systems Ltd.	4,554	296,190
PI Industries Ltd.	2,920	162,227
Polycab India Ltd.	1,775	147,319
Relaxo Footwears Ltd.	877	8,489
SBI Cards & Payment Services Ltd.	13,669	126,200
Schaeffler India Ltd.	1,631	76,171
SKF India Ltd.	529	34,316
Sundram Fasteners Ltd.	4,305	70,492
Supreme Industries Ltd.	3,674	233,311
Tata Communications Ltd.	10,155	258,688
Investments	Shares	Value
Tata Consultancy Services Ltd.	79,064	$4,027,203
Tata Elxsi Ltd.	1,409	129,876
Tata Steel Ltd.	1,851,422	3,723,777
Tech Mahindra Ltd.	148,015	2,785,749
Titan Co. Ltd.	10,437	476,253
Torrent Pharmaceuticals Ltd.	8,760	355,052
Tube Investments of India Ltd.	1,324	68,507
Varun Beverages Ltd.	10,117	73,196
Vinati Organics Ltd.	3,225	80,291
Total India		20,474,762
Indonesia – 0.1%
Indosat Tbk. PT	406,700	294,146
Mitra Keluarga Karyasehat Tbk. PT(c)	572,300	119,828
Sumber Alfaria Trijaya Tbk. PT	1,328,100	277,199
Total Indonesia		691,173
Israel – 0.1%
Newmed Energy LP	277,266	764,034
Italy – 1.2%
Brunello Cucinelli SpA(a)	4,068	439,254
Carel Industries SpA(a)(b)	6,882	150,695
DiaSorin SpA(a)	4,836	566,168
Ferrari NV	8,405	3,936,955
Moncler SpA(a)	37,547	2,389,385
Reply SpA(a)	1,732	261,341
Total Italy		7,743,798
Japan – 5.4%
Advantest Corp.	29,300	1,380,812
Asahi Intecc Co. Ltd.(a)	7,100	125,134
BayCurrent, Inc.	8,700	322,601
Dentsu Soken, Inc.	4,900	189,779
Disco Corp.	5,100	1,336,682
FANUC Corp.	153,300	4,490,541
Hoya Corp.	17,300	2,392,901
Ibiden Co. Ltd.(a)	3,600	111,368
Internet Initiative Japan, Inc.	15,900	335,696
Kakaku.com, Inc.	40,800	710,663
Keyence Corp.	6,500	3,106,404
Kobe Bussan Co. Ltd.(a)	9,300	294,136
Kotobuki Spirits Co. Ltd.(a)	5,600	71,272
Lasertec Corp.	3,600	594,086
M3, Inc.	29,400	295,562
Mitsui High-Tec, Inc.	10,300	64,850
MonotaRO Co. Ltd.(a)	35,800	600,045
Murata Manufacturing Co. Ltd.	179,100	3,514,011
Obic Co. Ltd.	28,500	1,005,390
Persol Holdings Co. Ltd.(a)	577,400	1,036,607
SG Holdings Co. Ltd.(a)	116,400	1,254,002
Taiyo Yuden Co. Ltd.(a)	14,600	297,583
TechnoPro Holdings, Inc.	13,700	266,165
Toei Animation Co. Ltd.(a)	17,000	359,515
See Notes to Financial Statements.

44    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL) September 30, 2024
Investments	Shares	Value
Tokyo Electron Ltd.	46,600	$8,239,052
Tokyo Ohka Kogyo Co. Ltd.	14,800	360,998
Tokyo Seimitsu Co. Ltd.	5,500	290,303
Tosoh Corp.	97,500	1,303,954
Total Japan		34,350,112
Malaysia – 0.3%
Mr. DIY Group M Bhd.(b)	687,400	353,411
Petronas Chemicals Group Bhd.	703,000	961,542
Press Metal Aluminium Holdings Bhd.	431,100	529,008
Total Malaysia		1,843,961
Mexico – 1.6%
Grupo Aeroportuario del Centro Norte SAB de CV	164,496	1,396,143
Grupo Aeroportuario del Pacifico SAB de CV, Class B(a)	110,073	1,919,904
Grupo Mexico SAB de CV, Series B	1,193,423	6,683,096
Total Mexico		9,999,143
Netherlands – 4.6%
ASM International NV	1,592	1,047,218
ASML Holding NV	20,294	16,887,187
Universal Music Group NV(a)	247,245	6,484,539
Wolters Kluwer NV	27,894	4,710,136
Total Netherlands		29,129,080
Norway – 0.6%
Kongsberg Gruppen ASA	31,653	3,101,394
TOMRA Systems ASA	32,140	474,502
Total Norway		3,575,896
Poland – 0.1%
KGHM Polska Miedz SA	13,039	541,606
Russia – 0.0%
Evraz PLC*†	243,480	0
GMK Norilskiy Nickel PAO*†	1,620,900	0
LUKOIL PJSC*†	68,533	0
LUKOIL PJSC, ADR*†	2,107	0
Magnitogorsk Iron & Steel Works PJSC, GDR*†(c)	54,588	0
MMC Norilsk Nickel PJSC, ADR*†	12	0
Novatek PJSC*†	97,470	0
PhosAgro PJSC*†	8,504	0
PhosAgro PJSC, GDR*†(c)	166	0
Total Russia		0
Saudi Arabia – 0.3%
Aldrees Petroleum & Transport Services Co.	5,594	199,221
Sahara International Petrochemical Co.	225,656	1,765,475
Total Saudi Arabia		1,964,696
South Africa – 1.4%
Capitec Bank Holdings Ltd.	18,649	3,294,767
Gold Fields Ltd.	253,891	3,960,744
Northam Platinum Holdings Ltd.(a)	162,653	1,029,199
OUTsurance Group Ltd.	203,999	687,080
Total South Africa		8,971,790
Investments	Shares	Value
South Korea – 3.8%
JYP Entertainment Corp.	891	$34,340
Kumho Petrochemical Co. Ltd.	5,805	700,933
LG Innotek Co. Ltd.	1,405	234,220
NCSoft Corp.	3,929	573,862
Samsung Electro-Mechanics Co. Ltd.	4,904	496,888
Samsung Electronics Co. Ltd.	467,072	21,965,992
Total South Korea		24,006,235
Spain – 2.3%
Endesa SA	599,931	13,143,328
Laboratorios Farmaceuticos Rovi SA	8,774	701,124
Viscofan SA(a)	10,100	718,033
Total Spain		14,562,485
Sweden – 1.8%
Evolution AB(b)	29,745	2,928,547
Fortnox AB(a)	9,310	57,863
Husqvarna AB, Class B(a)	121,607	851,774
Investment AB Latour, Class B	77,248	2,413,476
Munters Group AB(a)(b)	8,684	198,583
Nibe Industrier AB, Class B(a)	116,989	642,386
Paradox Interactive AB	2,373	42,092
Sectra AB, Class B(a)	11,271	315,560
Securitas AB, Class B	136,623	1,737,338
Skanska AB, Class B(a)	114,210	2,386,370
Total Sweden		11,573,989
Switzerland – 11.3%
Clariant AG, Registered Shares(a)	67,101	1,018,188
Logitech International SA, Registered Shares	13,662	1,223,758
Partners Group Holding AG	6,484	9,761,935
Roche Holding AG	85,638	27,471,570
Roche Holding AG, Bearer Shares(a)	11,846	4,064,053
Sika AG, Registered Shares	14,411	4,785,159
Sonova Holding AG, Registered Shares	8,692	3,130,377
Straumann Holding AG, Registered Shares	7,359	1,206,072
Tecan Group AG, Registered Shares(a)	858	283,169
UBS Group AG, Registered Shares	527,941	16,309,813
VAT Group AG(b)	3,867	1,974,872
Total Switzerland		71,228,966
Taiwan – 10.5%
Accton Technology Corp.	44,000	739,671
ASE Technology Holding Co. Ltd.	1,537,000	7,333,734
Asia Vital Components Co. Ltd.	28,000	522,017
ASMedia Technology, Inc.	3,000	153,097
Eclat Textile Co. Ltd.	61,000	1,050,511
Elite Material Co. Ltd.	32,000	451,993
Faraday Technology Corp.	19,849	166,838
Fortune Electric Co. Ltd.	14,500	288,199
Gigabyte Technology Co. Ltd.	64,000	522,775
Global Unichip Corp.	6,000	208,554
Hiwin Technologies Corp.	69,000	466,592

See Notes to Financial Statements.

WisdomTree Trust    45

Schedule of Investments (unaudited) (continued) WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL) September 30, 2024
Investments	Shares	Value
Jentech Precision Industrial Co. Ltd.	10,000	$409,208
King Slide Works Co. Ltd.	8,000	278,072
Lotes Co. Ltd.	16,337	714,984
Micro-Star International Co. Ltd.	149,000	819,237
momo.com, Inc.	22,083	274,934
Nan Ya Printed Circuit Board Corp.	82,000	369,235
Nien Made Enterprise Co. Ltd.	58,000	934,701
Powertech Technology, Inc.	272,000	1,177,508
Qisda Corp.	393,000	465,691
Quanta Computer, Inc.	370,000	3,086,597
Sinbon Electronics Co. Ltd.	35,000	332,343
Taiwan Semiconductor Manufacturing Co. Ltd.	1,373,000	41,519,947
Tripod Technology Corp.	92,000	571,248
Unimicron Technology Corp.	340,000	1,547,091
Wiwynn Corp.	18,000	975,463
WT Microelectronics Co. Ltd.	88,315	294,416
Yageo Corp.	47,793	940,864
Total Taiwan		66,615,520
Thailand – 0.1%
Carabao Group PCL, NVDR	74,700	183,398
Delta Electronics Thailand PCL, NVDR	134,300	446,589
Total Thailand		629,987
Turkey – 0.8%
Aselsan Elektronik Sanayi ve Ticaret AS	34,611	59,984
BIM Birlesik Magazalar AS	57,070	828,408
Coca-Cola Icecek AS	35,943	59,927
Enerjisa Enerji AS(b)	88,381	153,173
Ford Otomotiv Sanayi AS	13,504	362,611
Haci Omer Sabanci Holding AS	327,295	931,990
Is Yatirim Menkul Degerler AS	48,105	49,389
Koza Altin Isletmeleri AS*	102,404	69,553
Migros Ticaret AS	4,824	63,497
Tofas Turk Otomobil Fabrikasi AS	22,261	140,323
Turk Traktor ve Ziraat Makineleri AS	4,370	90,245
Turkcell Iletisim Hizmetleri AS	192,048	534,789
Turkiye Garanti Bankasi AS	189,612	678,865
Turkiye Is Bankasi AS, Class C	2,611,880	1,074,173
Turkiye Sise ve Cam Fabrikalari AS	117,158	147,702
Total Turkey		5,244,629
United Kingdom – 10.0%
Admiral Group PLC	89,613	3,346,433
Airtel Africa PLC(b)	920,199	1,407,111
Ashtead Group PLC	51,959	4,032,562
Auto Trader Group PLC(b)	80,577	937,935
Bellway PLC	53,781	2,246,412
Burberry Group PLC(a)	76,104	715,595
Diageo PLC	436,824	15,251,850
Greggs PLC	16,055	672,765
Hays PLC	523,028	651,050
Howden Joinery Group PLC	115,226	1,401,844
Imperial Brands PLC	554,063	16,149,562
Investments	Shares	Value
JD Sports Fashion PLC	223,252	$461,316
RELX PLC	256,587	12,077,023
Rightmove PLC	84,465	699,496
RS Group PLC	88,864	965,501
Sage Group PLC	101,096	1,389,274
Spirax Group PLC	9,112	918,511
Total United Kingdom		63,324,240
TOTAL COMMON STOCKS (Cost: $525,284,484)		630,543,258
WARRANTS – 0.0%
Canada – 0.0%
Constellation Software, Inc., expiring 3/31/40*†(a) (Cost: $0)	545	0
EXCHANGE-TRADED FUNDS – 0.0%
United States – 0.0%
WisdomTree Emerging Markets High Dividend Fund(a)(d)	1,921	84,543
WisdomTree International Equity Fund(a)(d)	2,355	135,546
TOTAL EXCHANGE-TRADED FUNDS (Cost: $211,311)		220,089
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.8%
United States – 3.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(e) (Cost: $24,255,876)	24,255,876	24,255,876
TOTAL INVESTMENTS IN SECURITIES – 103.4% (Cost: $549,751,671)		655,019,223
Other Assets less Liabilities – (3.4)%		(21,667,829)
NET ASSETS – 100.0%		$633,351,394

*     Non-income producing security.

†     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)   Security, or portion thereof, was on loan at September 30, 2024 (See Note 2). At September 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $52,246,741 and the total market value of the collateral held by the Fund was $55,169,435. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $30,913,559.

(b)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)   This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)   Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(e)   Rate shown represents annualized 7-day yield as of September 30, 2024.

See Notes to Financial Statements.

46    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL) September 30, 2024

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2024 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2024	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$418	$ 762,876	$ 680,142	$ (319)	$1,710	$ 84,543	$14,109
WisdomTree International Equity Fund	548	1,156,991	1,017,005	(11,935)	6,947	135,546	18,480
Total	$966	$1,919,867	$1,697,147	$(12,254)	$8,657	$220,089	$32,589

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust	10/1/2024	110,202	USD	3,500,000	TWD	$—	$(395)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 - Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0*	$0
Other	630,543,258	—	—	630,543,258
Warrants	—	—	0*	0
Exchange-Traded Funds	220,089	—	—	220,089
Investment of Cash Collateral for Securities Loaned	—	24,255,876	—	24,255,876
Total Investments in Securities	$630,763,347	$24,255,876	$0	$655,019,223
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(395)	$—	$(395)
Total – Net	$630,763,347	$24,255,481	$0	$655,018,828

*     Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    47

Schedule of Investments (unaudited) WisdomTree Global High Dividend Fund (DEW) September 30, 2024
Investments	Shares	Value
COMMON STOCKS – 99.4%
Australia – 3.2%
Ampol Ltd.	1,985	$42,043
ANZ Group Holdings Ltd.	9,999	211,434
APA Group(a)	8,689	46,777
Bendigo & Adelaide Bank Ltd.	6,897	55,743
Coles Group Ltd.	5,990	75,049
Commonwealth Bank of Australia(a)	4,541	426,522
Dexus	1,455	7,651
Endeavour Group Ltd.	6,785	23,630
GPT Group	17,526	60,550
IGO Ltd.(a)	350	1,423
Incitec Pivot Ltd.	12,937	27,912
JB Hi-Fi Ltd.	1,523	84,463
Macquarie Group Ltd.	1,161	187,161
Medibank Pvt Ltd.	18,242	46,192
Metcash Ltd.	11,043	27,427
Mirvac Group(a)	11,463	17,098
National Australia Bank Ltd.	8,882	230,147
New Hope Corp. Ltd.(a)	5,357	19,363
Origin Energy Ltd.(a)	7,956	55,250
Rio Tinto Ltd.(a)	1,473	131,957
Rio Tinto PLC	4,978	353,827
Santos Ltd.	11,492	55,967
Scentre Group	40,007	101,305
Stockland(a)	16,661	60,567
Suncorp Group Ltd.	4,199	52,697
Telstra Group Ltd.	44,357	119,398
Transurban Group	10,365	94,414
Vicinity Ltd.	37,270	57,142
Viva Energy Group Ltd.(b)	17,979	36,546
Wesfarmers Ltd.	4,130	201,795
Westpac Banking Corp.	11,661	256,609
Whitehaven Coal Ltd.	8,512	42,636
Woodside Energy Group Ltd.(a)	12,714	222,273
Yancoal Australia Ltd.(a)	12,377	52,635
Total Australia		3,485,603
Austria – 0.3%
BAWAG Group AG(b)	596	46,262
Erste Group Bank AG	2,483	136,479
Mondi PLC	2,761	52,626
OMV AG	1,291	55,270
Verbund AG	567	47,144
voestalpine AG	977	25,493
Total Austria		363,274
Belgium – 0.3%
Aedifica SA	543	38,118
Ageas SA(a)	990	52,946
Cofinimmo SA	342	25,192
KBC Group NV	1,898	151,287
Investments	Shares	Value
Solvay SA(a)	698	$27,421
Warehouses De Pauw CVA(a)	1,643	43,898
Total Belgium		338,862
Brazil – 1.3%
Ambev SA	33,595	80,690
Banco Bradesco SA	16,054	38,589
Banco do Brasil SA	36,988	184,607
BB Seguridade Participacoes SA	10,205	66,524
CPFL Energia SA	5,255	32,741
Engie Brasil Energia SA	6,251	48,726
Klabin SA	11,432	43,853
Lojas Renner SA	17,750	58,865
Neoenergia SA	8,564	30,823
Petroleo Brasileiro SA	72,186	520,538
Telefonica Brasil SA	2,838	29,090
TIM SA	4,133	14,215
Vale SA	24,184	282,039
Vibra Energia SA	10,063	43,239
Total Brazil		1,474,539
Canada – 3.8%
AltaGas Ltd.(a)	1,253	31,053
Atco Ltd., Class I(a)	1,496	53,043
Bank of Montreal	2,246	202,896
Bank of Nova Scotia	4,266	232,697
BCE, Inc.(a)	4,453	154,987
Brookfield Infrastructure Corp., Class A(a)	1,499	65,166
Canadian Imperial Bank of Commerce(a)	2,604	159,908
Canadian Natural Resources Ltd.(a)	6,982	232,105
Canadian Tire Corp. Ltd., Class A(a)	178	21,357
Canadian Utilities Ltd., Class A(a)	60	1,595
Capital Power Corp.(a)	1,062	38,653
Choice Properties Real Estate Investment Trust	3,910	43,790
Emera, Inc.(a)	498	19,644
Enbridge, Inc.(a)	12,465	506,923
Fortis, Inc.	1,108	50,399
Great-West Lifeco, Inc.(a)	3,042	103,851
IGM Financial, Inc.(a)	1,960	58,875
Keyera Corp.(a)	2,107	65,770
Manulife Financial Corp.	6,135	181,514
National Bank of Canada(a)	981	92,759
Northland Power, Inc.(a)	2,549	44,019
Paramount Resources Ltd., Class A(a)	1,146	22,352
Pembina Pipeline Corp.	2,052	84,680
Power Corp. of Canada(a)	2,232	70,482
RioCan Real Estate Investment Trust	3,240	48,878
Royal Bank of Canada	5,473	683,846
Sun Life Financial, Inc.	2,762	160,390
Suncor Energy, Inc.(a)	4,495	166,098
TELUS Corp.	7,860	132,013
Toronto-Dominion Bank	4,920	311,454

See Notes to Financial Statements.

48 WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Global High Dividend Fund (DEW) September 30, 2024
Investments	Shares	Value
Tourmaline Oil Corp.	3,618	$168,212
Whitecap Resources, Inc.(a)	3,717	27,789
Total Canada		4,237,198
Chile – 0.3%
Banco de Chile	802,002	102,450
Banco Santander Chile	1,037,946	54,042
Cencosud SA	21,100	42,651
Empresas CMPC SA	26,372	45,936
Empresas Copec SA	4,767	31,960
Enel Chile SA	782,345	43,130
Total Chile		320,169
China – 2.8%
Agricultural Bank of China Ltd., Class H	248,074	116,891
Anhui Conch Cement Co. Ltd., Class H(a)	24,500	72,073
Bank of China Ltd., Class H	732,000	345,857
Bank of Communications Co. Ltd., Class H	197,000	151,158
BOC Hong Kong Holdings Ltd.	32,000	102,581
China CITIC Bank Corp. Ltd., Class H	133,000	84,928
China Construction Bank Corp., Class H	768,536	581,782
China Feihe Ltd.(b)	38,000	28,766
China Life Insurance Co. Ltd., Class H	42,000	84,460
China Medical System Holdings Ltd.	16,000	18,436
China Merchants Bank Co. Ltd., Class H(a)	21,500	106,704
China Minsheng Banking Corp. Ltd., Class H	130,500	53,258
China Pacific Insurance Group Co. Ltd., Class H	17,400	62,723
China Railway Group Ltd., Class H	62,000	32,567
China Shenhua Energy Co. Ltd., Class H	54,500	245,925
CSPC Pharmaceutical Group Ltd.	58,000	45,175
ENN Energy Holdings Ltd.	4,300	33,243
Industrial & Commercial Bank of China Ltd., Class H	509,000	304,057
PetroChina Co. Ltd., Class H	308,000	251,396
PICC Property & Casualty Co. Ltd., Class H	40,000	59,324
Ping An Insurance Group Co. of China Ltd., Class H	31,500	203,376
Postal Savings Bank of China Co. Ltd., Class H(b)	55,000	32,926
Sinopharm Group Co. Ltd., Class H	13,200	35,347
Tingyi Cayman Islands Holding Corp.	10,000	14,445
Wilmar International Ltd.	22,000	57,488
Total China		3,124,886
Czech Republic – 0.1%
CEZ AS(a)	2,572	100,232
Denmark – 0.1%
Danske Bank AS	2,641	79,671
Tryg AS	2,803	66,639
Total Denmark		146,310
Finland – 0.5%
Elisa OYJ	1,002	53,253
Kesko OYJ, Class B(a)	1,450	31,014
Kone OYJ, Class B	1,675	100,386
Nordea Bank Abp	21,830	257,568
Investments	Shares	Value
Sampo OYJ, Class A(a)	510	$23,849
UPM-Kymmene OYJ	2,024	67,925
Valmet OYJ(a)	1,435	46,060
Total Finland		580,055
France – 2.7%
Amundi SA(b)	813	60,838
AXA SA	11,225	432,580
BNP Paribas SA	4,512	309,942
Bouygues SA	1,938	65,017
Cie Generale des Etablissements Michelin SCA	3,128	127,282
Credit Agricole SA	14,796	226,642
Danone SA	2,602	189,745
Eiffage SA	707	68,363
Gecina SA	441	50,891
Klepierre SA	1,557	51,158
La Francaise des Jeux SAEM(b)	1,215	50,091
Orange SA	10,823	124,233
Publicis Groupe SA	1,064	116,610
Rexel SA	2,215	64,199
Rubis SCA	1,288	35,247
Societe Generale SA	3,843	95,859
TotalEnergies SE(a)	12,154	793,522
Veolia Environnement SA	3,654	120,384
Verallia SA(b)	593	17,392
Total France		2,999,995
Germany – 1.9%
Allianz SE, Registered Shares	1,695	558,053
Bayer AG, Registered Shares	4,374	148,035
Bayerische Motoren Werke AG	5,202	459,695
Deutsche Post AG, Registered Shares	3,852	172,090
DWS Group GmbH & Co. KGaA(b)	1,026	42,322
E.ON SE	12,865	191,751
Evonik Industries AG	2,513	58,897
HochTief AG	522	64,433
K & S AG, Registered Shares	2,263	29,070
Mercedes-Benz Group AG	6,018	389,819
Suedzucker AG	693	8,724
Total Germany		2,122,889
Hong Kong – 0.5%
Bank of East Asia Ltd.	22,400	28,838
CLP Holdings Ltd.	10,000	88,639
Hang Seng Bank Ltd.	7,300	91,867
Hong Kong & China Gas Co. Ltd.	72,000	59,324
Link REIT	9,966	50,359
MTR Corp. Ltd.	23,500	88,796
Power Assets Holdings Ltd.	8,000	51,291
Sun Hung Kai Properties Ltd.	4,000	44,055
Swire Pacific Ltd., Class B	25,000	33,859
Swire Properties Ltd.	14,600	30,037
Total Hong Kong		567,065

See Notes to Financial Statements.

WisdomTree Trust    49

Schedule of Investments (unaudited) (continued) WisdomTree Global High Dividend Fund (DEW) September 30, 2024
Investments	Shares	Value
Hungary – 0.0%
MOL Hungarian Oil & Gas PLC	3,532	$26,481
India – 1.1%
Coal India Ltd.	35,171	214,107
HCL Technologies Ltd.	7,557	161,968
Indian Oil Corp. Ltd.	41,696	89,635
NMDC Ltd.	27,187	79,454
Oil & Natural Gas Corp. Ltd.	39,781	141,273
Petronet LNG Ltd.	12,767	52,035
Power Grid Corp. of India Ltd.	54,113	227,846
Tech Mahindra Ltd.	4,783	90,019
Vedanta Ltd.	18,524	113,320
Total India		1,169,657
Indonesia – 0.6%
Adaro Energy Indonesia Tbk. PT	201,300	50,657
Astra International Tbk. PT	307,700	102,634
Bank Mandiri Persero Tbk. PT	300,600	137,494
Bank Rakyat Indonesia Persero Tbk. PT	547,400	178,972
Bukit Asam Tbk. PT	97,300	19,794
Indo Tambangraya Megah Tbk. PT	7,500	13,115
Indofood Sukses Makmur Tbk. PT	76,500	35,623
Telkom Indonesia Persero Tbk. PT	208,600	41,197
United Tractors Tbk. PT	21,500	38,555
Total Indonesia		618,041
Israel – 0.2%
Amot Investments Ltd.	3,987	17,246
Bank Hapoalim BM	7,288	73,062
Delek Group Ltd.	330	38,681
First International Bank of Israel Ltd.	1,003	41,552
Israel Discount Bank Ltd., Class A	8,905	49,915
Mizrahi Tefahot Bank Ltd.	1,271	49,717
Total Israel		270,173
Italy – 2.1%
A2A SpA	28,186	65,242
Banca Mediolanum SpA	7,365	93,047
Banco BPM SpA	9,451	63,899
Enel SpA	76,521	612,754
Eni SpA(a)	14,003	213,823
FinecoBank Banca Fineco SpA(a)	3,444	59,097
Generali(a)	7,739	224,133
Hera SpA(a)	11,384	45,510
Intesa Sanpaolo SpA	76,041	325,672
Italgas SpA	10,331	62,607
Mediobanca Banca di Credito Finanziario SpA(a)	3,956	67,661
Poste Italiane SpA(b)	5,929	83,309
Snam SpA(a)	10,100	51,525
Terna – Rete Elettrica Nazionale(a)	8,386	75,697
UniCredit SpA	5,274	231,704
Total Italy		2,275,680
Investments	Shares	Value
Japan – 1.6%
AGC, Inc.	1,200	$38,985
ENEOS Holdings, Inc.	7,100	38,652
Haseko Corp.(a)	3,300	43,199
Isuzu Motors Ltd.(a)	2,700	36,449
Japan Post Holdings Co. Ltd.	12,500	119,372
Japan Tobacco, Inc.(a)	11,900	347,666
MS&AD Insurance Group Holdings, Inc.	4,400	102,433
Nippon Steel Corp.(a)	5,900	131,909
Niterra Co. Ltd.(a)	2,000	55,858
SBI Holdings, Inc.(a)	1,700	39,160
Sekisui House Ltd.	3,200	88,904
SoftBank Corp.(a)	168,000	219,866
Sojitz Corp.(a)	2,000	47,050
Sompo Holdings, Inc.	3,200	71,611
Sumitomo Corp.	5,686	126,965
Sumitomo Mitsui Trust Holdings, Inc.(a)	2,000	47,413
Takeda Pharmaceutical Co. Ltd.(a)	5,600	160,632
Tosoh Corp.(a)	2,300	30,760
Total Japan		1,746,884
Malaysia – 0.7%
CIMB Group Holdings Bhd.	78,600	153,445
HAP Seng Consolidated Bhd.	13,000	12,800
Kuala Lumpur Kepong Bhd.	7,500	37,359
Malayan Banking Bhd.	75,093	190,851
Maxis Bhd.	39,000	37,359
MISC Bhd.	34,300	64,882
Petronas Gas Bhd.	15,500	67,661
Public Bank Bhd.	116,300	128,611
RHB Bank Bhd.	9,967	14,938
Sime Darby Bhd.	56,700	33,826
Total Malaysia		741,732
Mexico – 0.8%
Arca Continental SAB de CV	5,395	50,669
Banco del Bajio SA(b)	10,407	24,433
Coca-Cola Femsa SAB de CV	6,674	59,345
Fibra Uno Administracion SA de CV	55,688	65,114
Grupo Aeroportuario del Centro Norte SAB de CV	5,705	48,420
Grupo Financiero Banorte SAB de CV, Class O	33,560	238,834
Grupo Mexico SAB de CV, Series B	18,163	101,712
Kimberly-Clark de Mexico SAB de CV, Class A	19,233	31,241
Orbia Advance Corp. SAB de CV(a)	17,167	17,437
Promotora y Operadora de Infraestructura SAB de CV	7,318	69,185
Wal-Mart de Mexico SAB de CV	46,890	141,541
Total Mexico		847,931
Netherlands – 0.7%
Aegon Ltd.(a)	12,211	78,607
ING Groep NV(a)	21,071	382,704
Koninklijke KPN NV(a)	32,121	131,529
See Notes to Financial Statements.

50    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Global High Dividend Fund (DEW) September 30, 2024
Investments	Shares	Value
Koninklijke Vopak NV	671	$31,213
Randstad NV(a)	1,530	76,157
SBM Offshore NV(a)	688	12,585
Signify NV(a)(b)	1,828	43,169
Total Netherlands		755,964
Norway – 0.5%
Aker BP ASA	3,779	81,158
DNB Bank ASA	6,615	135,910
Gjensidige Forsikring ASA	2,896	54,276
Leroy Seafood Group ASA	2,260	10,381
SpareBank 1 SR-Bank ASA	4,651	60,143
Telenor ASA	7,010	89,849
Var Energi ASA	21,131	65,604
Wallenius Wilhelmsen ASA	5,718	67,426
Total Norway		564,747
Philippines – 0.1%
International Container Terminal Services, Inc.	11,170	80,530
PLDT, Inc.	1,105	29,381
Total Philippines		109,911
Poland – 0.2%
Bank Polska Kasa Opieki SA	1,555	59,544
ORLEN SA	8,639	125,814
Powszechny Zaklad Ubezpieczen SA	4,122	45,214
Total Poland		230,572
Portugal – 0.1%
EDP SA	10,806	49,470
Galp Energia SGPS SA	2,492	46,724
Navigator Co. SA	10,379	42,720
Total Portugal		138,914
Russia – 0.0%
Evraz PLC*†	5,263	0
GMK Norilskiy Nickel PAO*†	32,100	0
Magnit PJSC*†	447	0
Magnitogorsk Iron & Steel Works PJSC, GDR*†(c)	1,299	0
MMC Norilsk Nickel PJSC, ADR*†	5	0
Mobile TeleSystems PJSC, ADR*†	3,583	0
Novolipetsk Steel PJSC*†	11,640	0
PhosAgro PJSC*†	247	0
PhosAgro PJSC, GDR*†	4	0
Polyus PJSC*†	83	0
Sberbank of Russia PJSC*†	14,088	0
Sberbank of Russia PJSC, ADR*†	6,465	0
Severstal PAO, GDR*†(c)	1,737	0
Tatneft PJSC*†	2,124	0
Tatneft PJSC, ADR*†	85	0
Total Russia		0
Saudi Arabia – 0.6%
Arabian Centres Co.(b)	3,944	22,961
Banque Saudi Fransi	5,042	43,278
Jarir Marketing Co.	9,542	33,423
Investments	Shares	Value
Riyad Bank	9,124	$60,609
SABIC Agri-Nutrients Co.	2,783	88,133
Sahara International Petrochemical Co.	5,730	44,830
Saudi Aramco Base Oil Co.	1,160	41,002
Saudi Awwal Bank	4,483	41,407
Saudi Basic Industries Corp.	5,566	111,130
Saudi Cement Co.	2,556	28,276
Saudi Telecom Co.	11,194	130,399
Total Saudi Arabia		645,448
Singapore – 1.3%
DBS Group Holdings Ltd.	12,805	380,055
Genting Singapore Ltd.	65,800	44,910
Keppel Ltd.	3,700	19,135
Netlink NBN Trust(c)	66,600	47,534
Oversea-Chinese Banking Corp. Ltd.	25,913	305,215
Singapore Airlines Ltd.(a)	20,800	110,328
Singapore Technologies Engineering Ltd.	24,859	90,361
Singapore Telecommunications Ltd.	76,100	192,328
United Overseas Bank Ltd.	8,813	221,150
Venture Corp. Ltd.	3,000	32,855
Total Singapore		1,443,871
South Africa – 0.6%
Absa Group Ltd.	1,175	11,962
Anglo American Platinum Ltd.(a)	111	3,996
FirstRand Ltd.	26,606	128,240
Nedbank Group Ltd.	3,992	69,258
Old Mutual Ltd.	55,675	44,262
Sanlam Ltd.	11,218	57,286
Standard Bank Group Ltd.	15,756	221,585
Vodacom Group Ltd.	6,359	40,396
Woolworths Holdings Ltd.(a)	11,497	45,441
Total South Africa		622,426
South Korea – 0.7%
DB Insurance Co. Ltd.	414	35,553
GS Holdings Corp.	826	26,876
Hana Financial Group, Inc.	2,495	112,186
Industrial Bank of Korea	1,541	16,462
KB Financial Group, Inc.	1,715	106,097
KT&G Corp.	532	44,303
Samsung Fire & Marine Insurance Co. Ltd.	156	41,097
Samsung Life Insurance Co. Ltd.	462	32,927
Shinhan Financial Group Co. Ltd.	3,000	127,323
Woori Financial Group, Inc.	14,988	177,651
Total South Korea		720,475
Spain – 1.9%
Acerinox SA(a)	2,757	29,739
ACS Actividades de Construccion y Servicios SA	2,114	97,865
Banco Bilbao Vizcaya Argentaria SA(a)	32,845	355,863
Bankinter SA(a)	5,607	49,611
CaixaBank SA	29,741	178,044
Enagas SA	1,110	17,071

See Notes to Financial Statements.

WisdomTree Trust    51

Schedule of Investments (unaudited) (continued) WisdomTree Global High Dividend Fund (DEW) September 30, 2024
Investments	Shares	Value
Endesa SA	8,947	$196,012
Fluidra SA(a)	1,331	34,908
Fomento de Construcciones y Contratas SA(a)	2,408	35,904
Iberdrola SA	34,075	528,229
Inmobiliaria Colonial Socimi SA(a)	5,420	37,685
Mapfre SA(a)	19,315	51,563
Merlin Properties Socimi SA	5,642	71,594
Naturgy Energy Group SA(a)	5,345	138,514
Redeia Corp. SA(a)	3,333	64,985
Repsol SA(a)	5,222	69,033
Telefonica SA(a)	29,836	146,380
Total Spain		2,103,000
Sweden – 0.4%
H & M Hennes & Mauritz AB, Class B(a)	4,244	72,348
Skandinaviska Enskilda Banken AB, Class A	9,092	139,251
Skanska AB, Class B	2,177	45,487
SKF AB, Class B	1,446	28,816
Svenska Handelsbanken AB, Class A(a)	4,740	48,749
Swedbank AB, Class A	4,813	102,227
Total Sweden		436,878
Switzerland – 1.7%
Adecco Group AG, Registered Shares	1,205	41,112
Baloise Holding AG, Registered Shares(a)	238	48,669
Helvetia Holding AG, Registered Shares	378	65,424
Holcim AG, Registered Shares	3,132	306,535
Julius Baer Group Ltd.(a)	977	58,952
Kuehne & Nagel International AG, Registered Shares(a)	706	193,166
SGS SA, Registered Shares(a)	1,049	117,317
Swiss Life Holding AG, Registered Shares	158	132,236
Swiss Prime Site AG, Registered Shares(a)	540	60,718
Swiss Re AG	1,664	230,204
Swisscom AG, Registered Shares	245	160,468
Zurich Insurance Group AG	738	446,011
Total Switzerland		1,860,812
Taiwan – 2.4%
ASE Technology Holding Co. Ltd.	55,000	262,430
Asia Cement Corp.	32,000	48,283
Asustek Computer, Inc.	4,000	69,897
Chunghwa Telecom Co. Ltd.	33,000	130,868
Compal Electronics, Inc.	31,000	32,620
CTBC Financial Holding Co. Ltd.	79,480	86,395
Far Eastern New Century Corp.	38,000	46,109
Far EasTone Telecommunications Co. Ltd.	9,000	25,794
Formosa Plastics Corp.	23,000	38,883
Giant Manufacturing Co. Ltd.	4,217	29,849
Hon Hai Precision Industry Co. Ltd.	66,000	391,038
Lite-On Technology Corp., ADR	17,000	53,450
MediaTek, Inc.	17,000	631,191
Micro-Star International Co. Ltd.	6,000	32,989
Nan Ya Plastics Corp.	25,000	36,339
Investments	Shares	Value
Novatek Microelectronics Corp.	7,000	$114,578
Pegatron Corp.	19,680	64,053
Pou Chen Corp.	31,000	35,412
Powertech Technology, Inc.	7,000	30,304
Realtek Semiconductor Corp.	5,000	74,416
Shanghai Commercial & Savings Bank Ltd.	36,000	43,910
Taiwan Mobile Co. Ltd.	20,000	72,678
Uni-President Enterprises Corp.	27,000	74,397
Unimicron Technology Corp.	9,000	40,952
United Microelectronics Corp.	96,000	163,203
Walsin Lihwa Corp.	31,000	34,285
Total Taiwan		2,664,323
Thailand – 0.3%
PTT Exploration & Production PCL, NVDR	12,400	50,482
PTT PCL, NVDR	69,700	73,648
SCB X PCL, NVDR	31,300	106,027
Tisco Financial Group PCL, NVDR	10,300	30,890
TMBThanachart Bank PCL, NVDR	374,300	22,916
Total Thailand		283,963
Turkey – 0.1%
Akbank TAS	24,590	44,307
Turkiye Petrol Rafinerileri AS	17,381	78,905
Total Turkey		123,212
United Kingdom – 3.6%
Admiral Group PLC	1,163	43,430
Barclays PLC	52,839	159,151
Bellway PLC	1,586	66,247
BP PLC	54,216	284,854
British American Tobacco PLC	15,404	562,837
British Land Co. PLC	9,302	54,326
BT Group PLC(a)	48,241	95,703
DS Smith PLC	11,567	71,650
Games Workshop Group PLC	511	73,684
Hargreaves Lansdown PLC	3,951	59,065
HSBC Holdings PLC	91,413	820,551
Imperial Brands PLC	5,443	158,650
ITV PLC	32,686	35,096
J Sainsbury PLC	8,163	32,345
Land Securities Group PLC	3,659	31,951
Lloyds Banking Group PLC	238,805	188,349
National Grid PLC	23,928	330,587
NatWest Group PLC	39,584	182,597
Schroders PLC	5,940	27,823
Severn Trent PLC	181	6,414
SSE PLC	7,008	177,005
St. James’s Place PLC	1,581	15,566
Tesco PLC	32,862	158,113
TORM PLC, Class A	1,440	49,067
United Utilities Group PLC	1,881	26,379
Vodafone Group PLC	212,237	213,627
Total United Kingdom		3,925,067

See Notes to Financial Statements.

52    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Global High Dividend Fund (DEW) September 30, 2024
Investments	Shares	Value
United States – 59.3%
AbbVie, Inc.	23,235	$4,588,448
AGCO Corp.	1,253	122,619
Agree Realty Corp.	1,345	101,319
Alexandria Real Estate Equities, Inc.	1,986	235,837
ALLETE, Inc.	1,170	75,102
Alliant Energy Corp.	1,294	78,533
Altria Group, Inc.	52,640	2,686,746
American Electric Power Co., Inc.	4,823	494,840
American Tower Corp.	4,088	950,705
Amgen, Inc.	3,635	1,171,233
Antero Midstream Corp.	4,925	74,121
Associated Banc-Corp.	1,136	24,469
Atlantic Union Bankshares Corp.(a)	844	31,793
AvalonBay Communities, Inc.	1,786	402,296
Avista Corp.	1,254	48,593
Bank of America Corp.	51,309	2,035,941
Bank of New York Mellon Corp.	5,333	383,229
Bank OZK	951	40,883
Best Buy Co., Inc.	2,549	263,312
Black Hills Corp.	675	41,256
Bloomin’ Brands, Inc.(a)	1,420	23,473
Blue Owl Capital, Inc.(a)	3,068	59,396
Bristol-Myers Squibb Co.	27,215	1,408,104
Brixmor Property Group, Inc.	4,267	118,879
Broadstone Net Lease, Inc.	5,247	99,431
Brookfield Renewable Corp., Class A	2,098	68,580
Cadence Bank	1,056	33,634
Cal-Maine Foods, Inc.	804	60,171
Camden Property Trust	1,110	137,118
Campbell Soup Co.	2,109	103,172
CareTrust REIT, Inc.	1,882	58,079
Carter’s, Inc.	611	39,703
Cathay General Bancorp	759	32,599
Chemours Co.	865	17,577
Chevron Corp.	14,700	2,164,869
Chord Energy Corp.	439	57,171
Citigroup, Inc.	16,853	1,054,998
Clorox Co.	893	145,479
CMS Energy Corp.	2,010	141,966
CNA Financial Corp.	3,147	154,014
Coca-Cola Co.	48,562	3,489,665
Cogent Communications Holdings, Inc.(a)	993	75,389
Cohen & Steers, Inc.(a)	474	45,480
Columbia Banking System, Inc.(a)	2,740	71,541
Comerica, Inc.	675	40,439
Community Financial System, Inc.	534	31,009
Conagra Brands, Inc.	4,203	136,682
ConocoPhillips	9,573	1,007,845
Consolidated Edison, Inc.	3,920	408,190
COPT Defense Properties	1,980	60,053
Corebridge Financial, Inc.	4,949	144,313
Investments	Shares	Value
Corning, Inc.	6,350	$286,702
Cousins Properties, Inc.	1,614	47,581
CubeSmart	4,038	217,366
Cullen/Frost Bankers, Inc.(a)	528	59,062
CVB Financial Corp.	925	16,484
CVR Energy, Inc.(a)	1,007	23,191
Darden Restaurants, Inc.	1,375	225,679
Dick’s Sporting Goods, Inc.	522	108,941
Digital Realty Trust, Inc.	2,584	418,169
Dominion Energy, Inc.	10,796	623,901
Douglas Emmett, Inc.(a)	1,463	25,705
Dow, Inc.	7,836	428,081
DT Midstream, Inc.	780	61,355
DTE Energy Co.	1,773	227,671
Duke Energy Corp.	7,562	871,899
East West Bancorp, Inc.	1,056	87,373
Eastman Chemical Co.	1,256	140,609
Edison International	4,053	352,976
Energizer Holdings, Inc.	891	28,298
Entergy Corp.	1,935	254,665
EPR Properties	1,553	76,159
Equity Residential	3,390	252,419
Essential Properties Realty Trust, Inc.	483	16,494
Essential Utilities, Inc.	2,329	89,830
Essex Property Trust, Inc.	626	184,933
Evergy, Inc.	1,827	113,292
Eversource Energy	3,225	219,461
Exelon Corp.	7,183	291,271
Federal Realty Investment Trust	1,424	163,717
Fidelity National Financial, Inc.	1,304	80,926
Fifth Third Bancorp	5,100	218,484
First American Financial Corp.	456	30,101
First Hawaiian, Inc.	1,464	33,892
First Interstate BancSystem, Inc., Class A	1,549	47,523
FirstEnergy Corp.	5,524	244,989
Flowers Foods, Inc.	2,254	52,000
FNB Corp.	1,772	25,003
Franklin Resources, Inc.	3,133	63,130
Gaming & Leisure Properties, Inc.	5,400	277,830
Gap, Inc.(a)	4,695	103,525
General Mills, Inc.	4,326	319,475
Gilead Sciences, Inc.	16,106	1,350,327
Glacier Bancorp, Inc.(a)	1,151	52,601
Goldman Sachs Group, Inc.	2,089	1,034,285
GSK PLC	16,045	326,380
HA Sustainable Infrastructure Capital, Inc.	2,269	78,212
Hasbro, Inc.	754	54,529
Host Hotels & Resorts, Inc.	7,349	129,342
HP, Inc.	8,634	309,702
Huntsman Corp.	1,375	33,275
Independence Realty Trust, Inc.(a)	2,989	61,275
Independent Bank Corp.	525	31,043

See Notes to Financial Statements.

WisdomTree Trust    53

Schedule of Investments (unaudited) (continued) WisdomTree Global High Dividend Fund (DEW) September 30, 2024
Investments	Shares	Value
Ingredion, Inc.	748	$102,798
Innovative Industrial Properties, Inc.	549	73,895
International Business Machines Corp.	9,163	2,025,756
International Paper Co.(a)	3,767	184,018
Interpublic Group of Cos., Inc.	2,457	77,715
Invesco Ltd.	3,676	64,551
Iron Mountain, Inc.	2,769	329,040
Jackson Financial, Inc., Class A	977	89,132
Jefferies Financial Group, Inc.	1,204	74,106
Juniper Networks, Inc.	994	38,746
Kellanova	3,018	243,583
Kennedy-Wilson Holdings, Inc.(a)	1,608	17,768
Kenvue, Inc.	16,328	377,667
Kilroy Realty Corp.	1,764	68,267
Kimberly-Clark Corp.	4,215	599,710
Kimco Realty Corp.	7,893	183,275
Kohl’s Corp.(a)	2,683	56,611
Kontoor Brands, Inc.	590	48,250
Kraft Heinz Co.	12,592	442,105
Lamar Advertising Co., Class A	1,842	246,091
LCI Industries(a)	181	21,818
Leggett & Platt, Inc.(a)	1,697	23,113
Lincoln National Corp.	2,328	73,355
LXP Industrial Trust	3,643	36,612
M&T Bank Corp.	1,282	228,350
Macy’s, Inc.	2,729	42,818
ManpowerGroup, Inc.	459	33,746
MetLife, Inc.	4,422	364,727
Mid-America Apartment Communities, Inc.	1,058	168,116
Moelis & Co., Class A	735	50,355
Morgan Stanley	12,678	1,321,555
MSC Industrial Direct Co., Inc., Class A(a)	291	25,043
National Fuel Gas Co.	1,260	76,369
National Health Investors, Inc.(a)	1,164	97,846
National Storage Affiliates Trust	1,489	71,770
Navient Corp.	1,463	22,808
New Jersey Resources Corp.	837	39,506
New York Community Bancorp, Inc.(a)	2,671	29,995
Nexstar Media Group, Inc.(a)	319	52,747
NiSource, Inc.	2,078	72,003
NNN REIT, Inc.	4,010	194,445
Nordstrom, Inc.	1,048	23,570
Northern Oil & Gas, Inc.(a)	1,515	53,646
Northwestern Energy Group, Inc.	952	54,473
NRG Energy, Inc.	2,079	189,397
OGE Energy Corp.	3,085	126,547
Old National Bancorp	1,558	29,072
Old Republic International Corp.	2,199	77,889
Omnicom Group, Inc.(a)	1,420	146,814
ONE Gas, Inc.(a)	817	60,801
OneMain Holdings, Inc.	3,446	162,203
ONEOK, Inc.	7,337	668,621
Investments	Shares	Value
Organon & Co.	2,303	$44,056
PACCAR, Inc.	5,621	554,680
Pacific Premier Bancorp, Inc.	855	21,512
Packaging Corp. of America	857	184,598
Park Hotels & Resorts, Inc.	3,326	46,897
Patterson Cos., Inc.(a)	546	11,925
Pfizer, Inc.	58,095	1,681,269
Philip Morris International, Inc.	19,034	2,310,728
Phillips 66	3,697	485,971
Phillips Edison & Co., Inc.	911	34,354
Pinnacle West Capital Corp.	1,267	112,244
PNC Financial Services Group, Inc.	3,406	629,599
Portland General Electric Co.	857	41,050
PotlatchDeltic Corp.	647	29,147
PPL Corp.	7,128	235,794
Premier, Inc., Class A(a)	155	3,100
Principal Financial Group, Inc.	1,072	92,085
Prosperity Bancshares, Inc.	806	58,088
Prudential Financial, Inc.	3,297	399,267
Public Service Enterprise Group, Inc.	6,346	566,127
Public Storage	1,760	640,411
Radian Group, Inc.	1,010	35,037
Rayonier, Inc.	1,295	41,673
Realty Income Corp.	12,197	773,534
Regency Centers Corp.	1,849	133,553
Regions Financial Corp.	10,106	235,773
Reynolds Consumer Products, Inc.	1,113	34,614
Ryman Hospitality Properties, Inc.	932	99,948
Sabra Health Care REIT, Inc.	3,079	57,300
Scotts Miracle-Gro Co.	573	49,679
Sempra	4,779	399,668
Simmons First National Corp., Class A	594	12,795
Simon Property Group, Inc.	7,703	1,301,961
SITE Centers Corp.	828	50,094
SL Green Realty Corp.	1,408	98,011
Sonoco Products Co.	797	43,540
Southern Co.	9,715	876,099
Southwest Gas Holdings, Inc.	386	28,471
Spire, Inc.	660	44,411
STAG Industrial, Inc.	2,739	107,068
State Street Corp.	2,248	198,881
Stellantis NV(a)	24,520	339,552
Synovus Financial Corp.	1,488	66,171
T Rowe Price Group, Inc.	1,600	174,288
Tanger, Inc.	1,744	57,866
Tapestry, Inc.	2,637	123,886
Target Corp.	4,110	640,585
TFS Financial Corp.(a)	4,629	59,529
Travel & Leisure Co.	772	35,574
Trinity Industries, Inc.	1,139	39,683
Tronox Holdings PLC	1,442	21,096
U.S. Bancorp	15,413	704,836

See Notes to Financial Statements.

54    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Global High Dividend Fund (DEW) September 30, 2024
Investments	Shares	Value
UDR, Inc.	3,202	$145,179
UGI Corp.	2,464	61,649
United Bankshares, Inc.	1,244	46,152
United Community Banks, Inc.	1,316	38,269
United Parcel Service, Inc., Class B	6,352	866,032
Vail Resorts, Inc.	337	58,736
Valley National Bancorp	3,777	34,220
Ventas, Inc.	3,881	248,889
Viatris, Inc.	13,640	158,360
VICI Properties, Inc.	19,501	649,578
Victory Capital Holdings, Inc., Class A	417	23,102
Webster Financial Corp.	682	31,788
WEC Energy Group, Inc.	2,025	194,764
Wendy’s Co.	2,200	38,544
Western Union Co.	4,450	53,089
Williams Cos., Inc.	13,008	593,815
WP Carey, Inc.	3,521	219,358
Xcel Energy, Inc.	6,281	410,149
Xerox Holdings Corp.(a)	1,963	20,376
Zions Bancorp NA	1,269	59,922
Total United States		65,214,690
TOTAL COMMON STOCKS (Cost: $90,046,234)		109,401,929
EXCHANGE-TRADED FUNDS – 0.2%
United States – 0.2%
WisdomTree International High Dividend Fund(a)(d)	2,914	120,755
WisdomTree U.S. High Dividend Fund(a)(d)	471	44,180
TOTAL EXCHANGE-TRADED FUNDS (Cost: $151,950)		164,935
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.9%
United States – 4.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(e) (Cost: $5,437,273)	5,437,273	$5,437,273
TOTAL INVESTMENTS IN SECURITIES – 104.5% (Cost: $95,635,457)		115,004,137
Other Assets less Liabilities – (4.5)%		(4,966,508)
NET ASSETS – 100.0%		$110,037,629

*     Non-income producing security.

†     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)   Security, or portion thereof, was on loan at September 30, 2024 (See Note 2). At September 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $8,299,467 and the total market value of the collateral held by the Fund was $8,796,399. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $3,359,126.

(b)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)   This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)   Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(e)   Rate shown represents annualized 7-day yield as of September 30, 2024.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2024 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2024	Dividend Income
WisdomTree International High Dividend Fund	$—	$559,541	$453,142	$6,546	$7,810	$120,755	$10,717
WisdomTree U.S. High Dividend Fund	—	186,295	151,605	4,315	5,175	44,180	1,801
Total	$—	$745,836	$604,747	$10,861	$12,985	$164,935	$12,518

See Notes to Financial Statements.

WisdomTree Trust    55

Schedule of Investments (unaudited) (concluded) WisdomTree Global High Dividend Fund (DEW) September 30, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0*	$0
Other	109,401,929	—	—	109,401,929
Exchange-Traded Funds	164,935	—	—	164,935
Investment of Cash Collateral for Securities Loaned	—	5,437,273	—	5,437,273
Total Investments in Securities	$109,566,864	$5,437,273	$0	$115,004,137

*     Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Financial Statements.

56    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree India Earnings Fund (EPI) (consolidated) September 30, 2024
Investments	Shares	Value
COMMON STOCKS – 104.2%
India – 104.2%
Aerospace & Defense – 1.2%
Bharat Dynamics Ltd.(a)	185,753	$2,571,245
Bharat Electronics Ltd.	6,544,656	22,265,556
Hindustan Aeronautics Ltd.(a)	418,936	22,099,544
Mazagon Dock Shipbuilders Ltd.	63,305	3,195,495
Total Aerospace & Defense		50,131,840
Air Freight & Logistics – 0.1%
Allcargo Logistics Ltd.	1,299,672	1,008,859
Blue Dart Express Ltd.	2,496	244,375
TCI Express Ltd.	39,312	514,004
Transport Corp. of India Ltd.	48,629	621,258
Total Air Freight & Logistics		2,388,496
Automobile Components – 1.3%
Apollo Tyres Ltd.	724,337	4,735,347
Asahi India Glass Ltd.	59,195	557,647
Automotive Axles Ltd.	2,472	55,988
Balkrishna Industries Ltd.	121,927	4,437,829
Bharat Forge Ltd.	274,722	4,971,804
Bosch Ltd.	10,429	4,689,110
Ceat Ltd.	21,734	818,203
Endurance Technologies Ltd.(b)	43,341	1,241,639
Exide Industries Ltd.	1,434,872	8,604,823
FIEM Industries Ltd.	19,170	400,219
Gabriel India Ltd.	12	74
JK Tyre & Industries Ltd.	588,725	3,025,425
Minda Corp. Ltd.	37,843	271,829
Motherson Sumi Wiring India Ltd.	801,355	681,046
Pricol Ltd.*	65,807	375,675
Samvardhana Motherson International Ltd.	2,903,089	7,323,089
Sansera Engineering Ltd.(b)	41,053	818,402
Sona Blw Precision Forgings Ltd.(b)	149,353	1,324,909
Sundram Fasteners Ltd.	127,586	2,089,152
Suprajit Engineering Ltd.	5,064	31,338
Tube Investments of India Ltd.	100,758	5,213,427
UNO Minda Ltd.	173,996	2,287,349
Total Automobile Components		53,954,324
Automobiles – 5.9%
Bajaj Auto Ltd.	210,343	30,988,609
Eicher Motors Ltd.	301,211	18,066,100
Hero MotoCorp Ltd.	364,858	24,870,928
Mahindra & Mahindra Ltd.	2,988,163	110,357,133
Maruti Suzuki India Ltd.	201,301	31,799,318
Tata Motors Ltd.	1,461,379	16,996,561
TVS Motor Co. Ltd.	284,936	9,655,888
Total Automobiles		242,734,537
Banks – 19.1%
AU Small Finance Bank Ltd.(b)	520,516	4,597,616
Axis Bank Ltd.	4,260,112	62,639,997
Investments	Shares	Value
Bandhan Bank Ltd.(b)	255,555	$606,065
Bank of Baroda	8,953,615	26,475,808
Bank of India	3,537,748	4,669,082
Bank of Maharashtra	5,298,758	3,812,140
Canara Bank	18,049,616	23,978,923
Central Bank of India Ltd.*	3,041,832	2,135,421
City Union Bank Ltd.	1,871,178	3,660,354
DCB Bank Ltd.	1,305,361	1,911,593
Equitas Small Finance Bank Ltd.(b)	1,068,292	984,267
Federal Bank Ltd.	8,859,368	20,798,060
HDFC Bank Ltd.	10,517,980	217,391,355
ICICI Bank Ltd.	13,852,709	210,432,405
IDBI Bank Ltd.	3,038,093	3,160,947
IDFC First Bank Ltd.*	2,742,664	2,433,342
Indian Bank	1,513,399	9,464,020
Indian Overseas Bank*	2,698,217	1,858,780
Jammu & Kashmir Bank Ltd.	1,544,406	1,976,184
Karnataka Bank Ltd.	913,081	2,580,015
Karur Vysya Bank Ltd.	2,283,627	5,846,870
Kotak Mahindra Bank Ltd.	2,534,737	56,076,439
Punjab National Bank	5,442,856	6,963,244
RBL Bank Ltd.(b)	668,982	1,630,759
South Indian Bank Ltd.	7,012,987	2,057,001
State Bank of India	10,139,903	95,335,446
UCO Bank	1,117,071	643,039
Ujjivan Small Finance Bank Ltd.(b)	2,015,780	972,515
Union Bank of India Ltd.	8,686,720	12,726,166
Total Banks		787,817,853
Beverages – 0.3%
Globus Spirits Ltd.	3,432	50,527
Radico Khaitan Ltd.	138,017	3,368,767
United Breweries Ltd.	43,238	1,122,443
United Spirits Ltd.	178,526	3,387,044
Varun Beverages Ltd.	860,035	6,222,332
Total Beverages		14,151,113
Biotechnology – 0.0%
Biocon Ltd.	356,470	1,544,539
Broadline Retail – 0.0%
Shoppers Stop Ltd.*	41,263	388,694
Building Products – 0.3%
Astral Ltd.	56,744	1,347,176
Blue Star Ltd.	158,201	3,895,878
Carysil Ltd.	7,942	75,751
Electrosteel Castings Ltd.	1,479,103	3,732,297
Kajaria Ceramics Ltd.	61,343	1,073,047
Prince Pipes & Fittings Ltd.	50,392	336,713
Total Building Products		10,460,862
Capital Markets – 1.1%
360 ONE WAM Ltd.	192,105	2,383,167
Anand Rathi Wealth Ltd.	20,417	956,356

See Notes to Financial Statements.

WisdomTree Trust    57

Schedule of Investments (unaudited) (continued) WisdomTree India Earnings Fund (EPI) (consolidated) September 30, 2024
Investments	Shares	Value
Angel One Ltd.	56,179	$1,717,322
CRISIL Ltd.	22,434	1,248,174
HDFC Asset Management Co. Ltd.(b)	177,272	9,094,679
ICICI Securities Ltd.(b)	617,264	6,429,615
IDFC Ltd.	11,955,844	16,162,976
Indian Energy Exchange Ltd.(b)	534,635	1,303,265
Multi Commodity Exchange of India Ltd.	48,018	3,243,344
Nippon Life India Asset Management Ltd.(b)	192,218	1,494,484
Share India Securities Ltd.(a)	35,216	133,466
UTI Asset Management Co. Ltd.	190,505	2,817,409
Total Capital Markets		46,984,257
Chemicals – 3.9%
Aarti Industries Ltd.	345,467	2,403,186
Alkyl Amines Chemicals	14,736	403,242
Asian Paints Ltd.	493,658	19,611,126
Atul Ltd.	10,229	938,674
Balaji Amines Ltd.	55,941	1,526,706
Berger Paints India Ltd.	96,120	713,779
Bhansali Engineering Polymers Ltd.	8,326	15,049
Camlin Fine Sciences Ltd.*	7,966	9,767
Carborundum Universal Ltd.	86,692	1,550,088
Castrol India Ltd.	633,090	1,856,936
Chambal Fertilisers & Chemicals Ltd.	449,679	2,841,038
Chemplast Sanmar Ltd.*	4,250	26,080
Coromandel International Ltd.	389,672	7,787,046
DCM Shriram Ltd.	261,000	3,224,610
Deepak Fertilisers & Petrochemicals Corp. Ltd.	634,518	8,077,112
Deepak Nitrite Ltd.	141,859	4,921,147
EID Parry India Ltd.	854,198	8,743,167
Finolex Industries Ltd.	819,664	2,725,489
Galaxy Surfactants Ltd.(a)	17,728	630,646
GHCL Ltd.	393,324	3,200,521
Gujarat Alkalies & Chemicals Ltd.	92,389	918,143
Gujarat Fluorochemicals Ltd.	4,423	225,530
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	418,545	3,374,781
Himadri Speciality Chemical Ltd.	515,517	4,070,248
India Glycols Ltd.	405	5,934
Jubilant Ingrevia Ltd.	197,026	1,823,521
Kansai Nerolac Paints Ltd.	1,479,617	5,464,614
Kiri Industries Ltd.*	461,605	1,847,219
Linde India Ltd.	16,601	1,680,896
Manali Petrochemicals Ltd.	194,463	192,186
Navin Fluorine International Ltd.	72,880	2,992,862
NOCIL Ltd.	16,461	57,033
PCBL Ltd.	200,092	1,379,134
PI Industries Ltd.	100,070	5,559,594
Pidilite Industries Ltd.	97,287	3,900,013
Polyplex Corp. Ltd.	4,519	61,895
Rain Industries Ltd.	741,639	1,593,261
Rallis India Ltd.	545,601	2,151,771
Investments	Shares	Value
Rashtriya Chemicals & Fertilizers Ltd.	844,975	$1,828,668
Sharda Cropchem Ltd.	64,091	432,455
Solar Industries India Ltd.	20,734	2,852,701
SRF Ltd.	386,755	11,527,942
Styrenix Performance Materials Ltd.	7,177	210,447
Sudarshan Chemical Industries Ltd.	276,600	3,689,320
Sumitomo Chemical India Ltd.	58,162	386,445
Supreme Industries Ltd.	82,363	5,230,317
Tata Chemicals Ltd.	921,202	11,994,135
Thirumalai Chemicals Ltd.	498,232	1,920,364
UPL Ltd.	1,548,057	11,326,694
Valiant Organics Ltd.*(b)	1,587	7,645
Vinati Organics Ltd.	31,848	792,901
Total Chemicals		160,704,078
Commercial Services & Supplies – 0.1%
CMS Info Systems Ltd.	32,899	234,843
Indian Railway Catering & Tourism Corp. Ltd.	281,797	3,122,419
Total Commercial Services & Supplies		3,357,262
Communications Equipment – 0.0%
Sterlite Technologies Ltd.*	365,043	548,863
Construction & Engineering – 2.3%
Ashoka Buildcon Ltd.*	1,977,129	5,393,848
Engineers India Ltd.	430,831	1,088,423
G R Infraprojects Ltd.*	95,703	1,933,446
HG Infra Engineering Ltd.(a)	40,116	741,345
IRB Infrastructure Developers Ltd.	2,214,260	1,613,374
J Kumar Infraprojects Ltd.	136,741	1,294,207
Kalpataru Projects International Ltd.	173,150	2,825,010
KEC International Ltd.	254,809	3,157,851
KNR Constructions Ltd.	510,421	2,093,730
Larsen & Toubro Ltd.	961,535	42,173,237
NBCC India Ltd.	1,979,665	4,235,664
NCC Ltd.	2,412,060	8,685,301
PNC Infratech Ltd.(a)	398,617	2,122,913
Power Mech Projects Ltd.	776	62,135
Praj Industries Ltd.	109,761	1,050,376
PSP Projects Ltd.*(a)	25,193	196,190
Rail Vikas Nigam Ltd.(a)	1,607,366	10,193,579
Voltas Ltd.	200,016	4,403,867
Welspun Enterprises Ltd.	519,072	3,454,750
Total Construction & Engineering		96,719,246
Construction Materials – 2.1%
ACC Ltd.	92,929	2,787,219
Ambuja Cements Ltd.	971,751	7,334,987
Dalmia Bharat Ltd.	20,297	468,229
Grasim Industries Ltd.	1,348,875	44,997,509
JK Cement Ltd.	51,558	2,856,750
JK Lakshmi Cement Ltd.	142,767	1,314,527
Orient Cement Ltd.	638,688	2,213,272
Ramco Cements Ltd.	95,733	990,445
See Notes to Financial Statements.

58    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree India Earnings Fund (EPI) (consolidated) September 30, 2024
Investments	Shares	Value
Shree Cement Ltd.	7,670	$2,407,951
UltraTech Cement Ltd.	156,663	22,063,355
Total Construction Materials		87,434,244
Consumer Finance – 0.3%
Cholamandalam Financial Holdings Ltd.	321,210	7,833,498
SBI Cards & Payment Services Ltd.	392,964	3,628,063
Total Consumer Finance		11,461,561
Consumer Staples Distribution & Retail – 0.1%
Avenue Supermarts Ltd.*(b)	85,096	5,175,039
Medplus Health Services Ltd.*	31,330	250,767
Total Consumer Staples Distribution & Retail		5,425,806
Containers & Packaging – 0.1%
AGI Greenpac Ltd.	70,660	809,838
EPL Ltd.	242,410	750,534
Time Technoplast Ltd.	324,776	1,516,503
Uflex Ltd.	260,645	2,166,307
Total Containers & Packaging		5,243,182
Diversified Telecommunication Services – 0.5%
HFCL Ltd.	1,419,617	2,513,769
Indus Towers Ltd.*	2,407,919	11,279,409
Railtel Corp. of India Ltd.	2,085	11,481
Tata Communications Ltd.	261,556	6,662,868
Total Diversified Telecommunication Services		20,467,527
Electric Utilities – 3.7%
Adani Energy Solutions Ltd.*	217,198	2,616,834
CESC Ltd.	4,336,802	10,423,695
Power Grid Corp. of India Ltd.	22,707,656	95,611,898
SJVN Ltd.	1,252,395	1,980,339
Tata Power Co. Ltd.	4,635,353	26,694,367
Torrent Power Ltd.	604,917	13,556,291
Total Electric Utilities		150,883,424
Electrical Equipment – 2.1%
ABB India Ltd.	33,172	3,188,502
Amara Raja Energy & Mobility Ltd.	319,852	5,442,556
Bharat Heavy Electricals Ltd.	713,154	2,380,265
CG Power & Industrial Solutions Ltd.	383,014	3,469,241
Finolex Cables Ltd.	138,639	2,336,810
Havells India Ltd.	264,604	6,355,769
HEG Ltd.	51,647	1,528,155
KEI Industries Ltd.	164,760	8,448,837
Polycab India Ltd.	53,560	4,445,286
Suzlon Energy Ltd.*	52,161,767	49,826,816
Total Electrical Equipment		87,422,237
Electronic Equipment, Instruments & Components – 0.3%
Redington Ltd.	4,772,110	10,516,139
Entertainment – 0.1%
Saregama India Ltd.	346,453	2,611,795
Investments	Shares	Value
Financial Services – 0.6%
Aditya Birla Capital Ltd.*	2,233,359	$6,329,000
Bajaj Finserv Ltd.	763,808	17,986,590
Infibeam Avenues Ltd.	1,737,750	575,854
Total Financial Services		24,891,444
Food Products – 1.4%
Adani Wilmar Ltd.*	177,886	739,341
Avanti Feeds Ltd.	120,296	902,206
Balrampur Chini Mills Ltd.	323,066	2,501,604
Britannia Industries Ltd.	147,031	11,120,413
CCL Products India Ltd.	85,381	717,322
Dalmia Bharat Sugar & Industries Ltd.	8	52
Dhampur Sugar Mills Ltd.*	148,005	403,087
Dwarikesh Sugar Industries Ltd.*	807,493	744,366
Godrej Agrovet Ltd.(b)	5,108	46,438
Gujarat Ambuja Exports Ltd.	547,473	833,610
Kaveri Seed Co. Ltd.	129,593	1,505,452
KRBL Ltd.	342,594	1,239,125
LT Foods Ltd.	667,368	3,173,933
Marico Ltd.	647,102	5,369,785
Mrs. Bectors Food Specialities Ltd.(a)	51,923	1,181,138
Nestle India Ltd.	377,496	12,117,306
Patanjali Foods Ltd.	102,652	2,062,135
Tata Consumer Products Ltd.	740,450	10,575,994
Triveni Engineering & Industries Ltd.	201,828	1,145,321
Vadilal Industries Ltd.	6,909	324,805
Venky’s India Ltd.	16,471	386,561
Zydus Wellnes Ltd.	3,422	82,121
Total Food Products		57,172,115
Gas Utilities – 1.4%
Adani Total Gas Ltd.	127,985	1,201,178
GAIL India Ltd.	11,023,157	31,607,576
Gujarat Gas Ltd.	482,682	3,561,887
Gujarat State Petronet Ltd.	1,276,583	6,474,982
Indraprastha Gas Ltd.	1,630,705	10,868,934
Mahanagar Gas Ltd.(a)	258,481	5,985,072
Total Gas Utilities		59,699,629
Ground Transportation – 0.1%
Container Corp. of India Ltd.	324,559	3,556,540
VRL Logistics Ltd.*	96,217	647,561
Total Ground Transportation		4,204,101
Health Care Equipment & Supplies – 0.0%
Poly Medicure Ltd.	29,250	807,941
Health Care Providers & Services – 0.6%
Apollo Hospitals Enterprise Ltd.	66,684	5,728,651
Aster DM Healthcare Ltd.(b)	274,595	1,360,175
Dr. Lal PathLabs Ltd.(b)	15,279	602,162
Fortis Healthcare Ltd.	495,190	3,634,688

See Notes to Financial Statements.

WisdomTree Trust    59

Schedule of Investments (unaudited) (continued) WisdomTree India Earnings Fund (EPI) (consolidated) September 30, 2024
Investments	Shares	Value
Krsnaa Diagnostics Ltd.	58,592	$588,603
Max Healthcare Institute Ltd.	688,572	8,099,639
Metropolis Healthcare Ltd.(b)	61,426	1,606,764
Narayana Hrudayalaya Ltd.(a)	236,459	3,530,043
Rainbow Children’s Medicare Ltd.	2,249	37,568
Thyrocare Technologies Ltd.(b)	56,993	552,273
Vijaya Diagnostic Centre Pvt Ltd.	2,006	22,965
Total Health Care Providers & Services		25,763,531
Hotels, Restaurants & Leisure – 0.4%
Delta Corp. Ltd.	756,915	1,173,201
Devyani International Ltd.*	20,409	47,676
Easy Trip Planners Ltd.	867,952	352,354
EIH Ltd.	365,459	1,650,210
Indian Hotels Co. Ltd.	1,410,038	11,520,747
Jubilant Foodworks Ltd.	222,685	1,812,012
Lemon Tree Hotels Ltd.*(b)	182,890	265,972
Mahindra Holidays & Resorts India Ltd.*	3,861	17,971
Sapphire Foods India Ltd.*	336,995	1,436,229
Westlife Foodworld Ltd.*	3,655	41,188
Total Hotels, Restaurants & Leisure		18,317,560
Household Durables – 0.3%
Amber Enterprises India Ltd.*	1,168	67,028
Bajaj Electricals Ltd.	4	46
Crompton Greaves Consumer Electricals Ltd.	837,509	4,159,999
Dixon Technologies India Ltd.(a)	29,537	4,865,056
LA Opala RG Ltd.	3,158	13,167
Orient Electric Ltd.	171,881	493,074
Symphony Ltd.	26,715	500,580
TTK Prestige Ltd.	58,135	607,252
Whirlpool of India Ltd.	24,834	678,509
Total Household Durables		11,384,711
Household Products – 0.0%
Jyothy Labs Ltd.	107,809	717,858
Independent Power & Renewable Electricity Producers – 3.7%
Adani Green Energy Ltd.*	115,578	2,624,188
Adani Power Ltd.*	3,064,946	23,998,023
JSW Energy Ltd.	711,988	6,228,103
KPI Green Energy Ltd.(b)	58,706	605,160
NHPC Ltd.	12,383,039	14,030,454
NLC India Ltd.	876,527	2,954,835
NTPC Ltd.	19,529,673	103,286,658
Total Independent Power & Renewable Electricity Producers		153,727,421
Industrial Conglomerates – 0.6%
Apar Industries Ltd.	31,124	3,538,947
Godrej Industries Ltd.*	128,350	1,892,292
Nava Ltd.	821,052	11,261,373
Siemens Ltd.	78,247	6,769,478
Total Industrial Conglomerates		23,462,090
Investments	Shares	Value
Insurance – 1.2%
General Insurance Corp. of India(b)	1,833,762	$8,656,628
HDFC Life Insurance Co. Ltd.(b)	109,835	941,054
ICICI Lombard General Insurance Co. Ltd.(b)	408,210	10,591,869
ICICI Prudential Life Insurance Co. Ltd.(b)	251,326	2,339,726
Life Insurance Corp. of India	747,967	8,987,520
Max Financial Services Ltd.*	133,811	1,901,748
New India Assurance Co. Ltd.(b)	849,142	2,335,106
SBI Life Insurance Co. Ltd.(b)	629,233	13,845,923
Star Health & Allied Insurance Co. Ltd.*	76,301	552,764
Total Insurance		50,152,338
Interactive Media & Services – 0.1%
Just Dial Ltd.*	189,770	2,614,620
IT Services – 10.6%
Cigniti Technologies Ltd.	54,253	901,182
Coforge Ltd.	35,041	2,933,887
Cyient Ltd.	128,563	2,885,337
Happiest Minds Technologies Ltd.	71,174	686,590
HCL Technologies Ltd.	2,550,739	54,669,618
Infosys Ltd.	8,414,551	188,330,506
LTIMindtree Ltd.(b)	63,392	4,723,579
Mphasis Ltd.	147,204	5,288,023
Odigma Consultancy Solutions*†	19,525	21,359
Persistent Systems Ltd.	123,836	8,054,244
Sonata Software Ltd.	430,019	3,238,179
Tata Consultancy Services Ltd.	2,199,517	112,034,586
Tech Mahindra Ltd.	1,315,943	24,766,997
Wipro Ltd.	3,696,065	23,880,722
Zensar Technologies Ltd.	403,159	3,249,038
Total IT Services		435,663,847
Life Sciences Tools & Services – 0.4%
Divi’s Laboratories Ltd.	190,699	12,386,944
Syngene International Ltd.(b)	147,583	1,582,179
Tarsons Products Ltd.	100,820	533,568
Total Life Sciences Tools & Services		14,502,691
Machinery – 1.1%
AIA Engineering Ltd.	86,817	4,492,454
Ashok Leyland Ltd.	1,352,367	3,798,836
Cochin Shipyard Ltd.(b)	274,031	5,690,963
Cummins India Ltd.	242,297	11,004,543
Elgi Equipments Ltd.	282,619	2,292,282
Escorts Kubota Ltd.	50,549	2,574,945
Grindwell Norton Ltd.	38,072	1,092,850
Hle Glascoat Ltd.	29,220	140,013
ISGEC Heavy Engineering Ltd.	12,082	198,982
Jamna Auto Industries Ltd.	610,085	857,237
Kirloskar Brothers Ltd.	22,938	507,420
Kirloskar Oil Engines Ltd.	116,693	1,711,797
LG Balakrishnan & Bros Ltd.	46,360	766,090
Schaeffler India Ltd.	29,944	1,398,450

See Notes to Financial Statements.

60    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree India Earnings Fund (EPI) (consolidated) September 30, 2024
Investments	Shares	Value
SKF India Ltd.	42,030	$2,726,493
Thermax Ltd.	62,433	3,799,714
Timken India Ltd.	25,067	1,125,052
Total Machinery		44,178,121
Marine Transportation – 0.1%
Shipping Corp. of India Ltd.	1,271,317	3,961,808
Media – 0.1%
Affle India Ltd.*	55,251	1,047,248
Brightcom Group Ltd.*	2,626	312
Hathway Cable & Datacom Ltd.*	54,738	13,423
Sun TV Network Ltd.	238,001	2,366,058
TV18 Broadcast Ltd.*	1,070,791	569,249
Zee Entertainment Enterprises Ltd.*	97,778	160,666
Total Media		4,156,956
Metals & Mining – 7.5%
APL Apollo Tubes Ltd.	209,470	3,959,749
Godawari Power & Ispat Ltd.	223,400	2,959,073
Hindalco Industries Ltd.	8,604,932	77,648,598
Hindustan Zinc Ltd.	1,094,574	6,824,659
Jindal Saw Ltd.	470,655	4,174,614
Jindal Stainless Ltd.	1,361,697	12,844,933
Jindal Steel & Power Ltd.	1,240,124	15,385,151
JSW Steel Ltd.	1,272,345	15,639,134
Kirloskar Ferrous Industries Ltd.	213,957	1,709,460
Maharashtra Seamless Ltd.	143,277	1,098,156
Maithan Alloys Ltd.	22,757	314,479
Mishra Dhatu Nigam Ltd.(b)	7,720	37,356
National Aluminium Co. Ltd.	4,750,033	11,919,684
NMDC Ltd.	9,246,632	27,023,375
Ramkrishna Forgings Ltd.	142,014	1,709,820
Ratnamani Metals & Tubes Ltd.	35,023	1,532,819
Sandur Manganese & Iron Ores Ltd.	320,174	1,884,719
Sarda Energy & Minerals Ltd.	525,367	2,777,257
Shyam Metalics & Energy Ltd.	4,312	46,716
Steel Authority of India Ltd.	5,347,315	9,020,109
Sunflag Iron & Steel Co. Ltd.*	651,640	1,898,048
Surya Roshni Ltd.	184,191	1,581,096
Tata Steel Ltd.	28,551,316	57,425,447
Usha Martin Ltd.	479,720	2,046,508
Vedanta Ltd.	7,598,704	46,484,696
Welspun Corp. Ltd.	293,247	2,681,525
Total Metals & Mining		310,627,181
Office REITs – 0.0%
Mindspace Business Parks REIT(b)	57,912	245,763
Oil, Gas & Consumable Fuels – 17.3%
Aegis Logistics Ltd.	602,132	5,489,163
Bharat Petroleum Corp. Ltd.	3,222,250	14,224,983
Coal India Ltd.	21,189,155	128,991,482
Great Eastern Shipping Co. Ltd.	1,423,664	20,394,787
Hindustan Oil Exploration Co. Ltd.*	426,991	1,177,520
Indian Oil Corp. Ltd.	15,211,410	32,700,413
Investments	Shares	Value
Mangalore Refinery & Petrochemicals Ltd.	1,062,179	$2,309,127
Oil & Natural Gas Corp. Ltd.	34,208,658	121,483,828
Oil India Ltd.	9,530,896	66,038,571
Petronet LNG Ltd.	4,427,080	18,043,516
Reliance Industries Ltd.	8,576,365	302,230,483
Total Oil, Gas & Consumable Fuels		713,083,873
Paper & Forest Products – 0.3%
Aditya Birla Real Estate Ltd.	29,373	998,965
Century Plyboards India Ltd.	117,821	1,249,967
JK Paper Ltd.	1,282,600	6,872,062
Tamil Nadu Newsprint & Papers Ltd.	446,419	1,119,494
West Coast Paper Mills Ltd.	26,832	196,882
Total Paper & Forest Products		10,437,370
Personal Care Products – 1.4%
Bajaj Consumer Care Ltd.	4,772	14,060
Colgate-Palmolive India Ltd.	174,578	7,925,681
Dabur India Ltd.	518,697	3,869,744
Emami Ltd.	551,854	5,045,635
Godrej Consumer Products Ltd.	443,006	7,366,054
Hindustan Unilever Ltd.	916,070	32,338,538
Total Personal Care Products		56,559,712
Pharmaceuticals – 4.1%
Aarti Drugs Ltd.	265,279	1,624,572
Aarti Pharmalabs Ltd.	103,681	787,741
Aether Industries Ltd.*	25,719	285,759
Ajanta Pharma Ltd.	23,298	890,093
Alembic Pharmaceuticals Ltd.	148,449	2,135,472
Alkem Laboratories Ltd.	47,453	3,427,437
AMI Organics Ltd.	4,863	101,088
Aurobindo Pharma Ltd.	768,956	13,403,309
Caplin Point Laboratories Ltd.	147,182	3,333,412
Cipla Ltd.	864,642	17,066,623
Dr. Reddy’s Laboratories Ltd.	285,461	22,998,684
FDC Ltd.*	70,264	452,391
Gland Pharma Ltd.(b)	111,666	2,393,055
GlaxoSmithKline Pharmaceuticals Ltd.	75,180	2,467,581
Glenmark Life Sciences Ltd.	46,643	588,567
Glenmark Pharmaceuticals Ltd.	292,092	5,833,039
Granules India Ltd.	490,505	3,269,594
Hikal Ltd.	87,895	390,435
Indoco Remedies Ltd.	868	3,714
IOL Chemicals & Pharmaceuticals Ltd.	192,492	1,089,585
Ipca Laboratories Ltd.	182,533	3,263,110
JB Chemicals & Pharmaceuticals Ltd.	153,480	3,434,018
Laurus Labs Ltd.(b)	851,359	4,709,835
Lupin Ltd.	255,683	6,685,187
Marksans Pharma Ltd.	466,001	1,656,559
Natco Pharma Ltd.	208,230	3,528,427
Neuland Laboratories Ltd.	29,266	4,325,716
Sun Pharmaceutical Industries Ltd.	1,731,140	39,801,166
Supriya Lifescience Ltd.	8,329	55,951

See Notes to Financial Statements.

WisdomTree Trust    61

Schedule of Investments (unaudited) (continued) WisdomTree India Earnings Fund (EPI) (consolidated) September 30, 2024
Investments	Shares	Value
Suven Pharmaceuticals Ltd.*	355,141	$4,971,052
Torrent Pharmaceuticals Ltd.	98,492	3,991,981
Zydus Lifesciences Ltd.	683,923	8,720,704
Total Pharmaceuticals		167,685,857
Professional Services – 0.5%
Computer Age Management Services Ltd.	37,092	1,951,550
Datamatics Global Services Ltd.	235,362	1,711,124
eClerx Services Ltd.	140,358	5,038,157
Firstsource Solutions Ltd.	1,540,508	5,719,832
L&T Technology Services Ltd.(b)	49,027	3,126,595
Quess Corp. Ltd.(b)	172,784	1,597,197
RITES Ltd.	251,370	1,035,911
TeamLease Services Ltd.*	12,995	485,258
Total Professional Services		20,665,624
Real Estate Management & Development – 1.0%
Brigade Enterprises Ltd.	58,761	993,628
DLF Ltd.	593,898	6,343,912
Godrej Properties Ltd.*	60,029	2,264,270
Macrotech Developers Ltd.(b)	27,960	411,853
Mahindra Lifespace Developers Ltd.	2,878	18,403
NESCO Ltd.	75,445	845,368
Oberoi Realty Ltd.	291,867	6,590,245
Phoenix Mills Ltd.	540,054	11,894,222
Prestige Estates Projects Ltd.	349,837	7,703,187
Sobha Ltd.	136,689	3,165,005
Total Real Estate Management & Development		40,230,093
Semiconductors & Semiconductor Equipment – 0.0%
Borosil Renewables Ltd.*	4,715	27,665
Software – 0.7%
Birlasoft Ltd.	303,919	2,182,889
Intellect Design Arena Ltd.	245,229	2,815,409
KPIT Technologies Ltd.	125,270	2,433,610
Newgen Software Technologies Ltd.	284,892	4,560,074
Oracle Financial Services Software Ltd.	80,196	10,965,730
Route Mobile Ltd.	128,732	2,404,395
Tanla Platforms Ltd.	151,705	1,624,288
Tata Elxsi Ltd.	13,107	1,208,149
Total Software		28,194,544
Specialty Retail – 0.1%
Go Fashion India Ltd.*	51,642	853,744
Metro Brands Ltd.	24,645	375,154
Trent Ltd.	39,839	3,600,979
Total Specialty Retail		4,829,877
Textiles, Apparel & Luxury Goods – 0.8%
Arvind Ltd.	559,765	2,477,157
Bata India Ltd.	15,989	274,690
Campus Activewear Ltd.*	552,824	2,242,268
Gokaldas Exports Ltd.*	69,646	806,361
Indo Count Industries Ltd.	146,218	671,232
Kalyan Jewellers India Ltd.	60,134	524,012
KPR Mill Ltd.	159,735	$1,818,436
Investments	Shares	Value
LUX Industries Ltd.	41,789	$1,025,660
Monte Carlo Fashions Ltd.	2,077	20,512
Page Industries Ltd.	4,462	2,284,435
Rajesh Exports Ltd.*	59,160	204,939
Raymond Lifestyle Ltd.*	41,815	1,181,037
Raymond Ltd.	53,942	1,132,411
Relaxo Footwears Ltd.	167,147	1,617,891
Rupa & Co. Ltd.	91,072	309,238
Siyaram Silk Mills Ltd.	30,881	176,789
Titan Co. Ltd.	194,064	8,855,370
Trident Ltd.	1,417,388	620,056
Vaibhav Global Ltd.	10,727	39,842
Vardhman Textiles Ltd.	400,666	2,263,395
Vedant Fashions Ltd.	34,973	563,524
VIP Industries Ltd.	558,343	3,584,868
Welspun Living Ltd.	618,856	1,208,671
Total Textiles, Apparel & Luxury Goods		33,902,794
Tobacco – 0.9%
Godfrey Phillips India Ltd.	39,944	3,325,884
ITC Ltd.	5,214,136	32,239,431
Total Tobacco		35,565,315
Trading Companies & Distributors – 0.2%
Adani Enterprises Ltd.	122,787	4,594,700
IndiaMart InterMesh Ltd.(b)	21,337	751,571
MMTC Ltd.	93,204	99,642
MSTC Ltd.	104,127	830,084
Total Trading Companies & Distributors		6,275,997
Transportation Infrastructure – 0.6%
Adani Ports & Special Economic Zone Ltd.	1,248,581	21,577,184
Dreamfolks Services Ltd.	41,056	224,825
Gujarat Pipavav Port Ltd.	1,471,110	3,863,098
Total Transportation Infrastructure		25,665,107
Wireless Telecommunication Services – 1.2%
Bharti Airtel Ltd.	2,410,555	49,175,451
TOTAL INVESTMENTS IN SECURITIES – 104.2% (Cost: $2,883,190,375)		4,291,902,884
Other Assets less Liabilities – (4.2)%		(173,656,553)
NET ASSETS – 100.0%		$4,118,246,331

*     Non-income producing security.

†     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $21,359, which represents less than 0.0% of net assets.

(a)   This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(b)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.

62    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree India Earnings Fund (EPI) (consolidated) September 30, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
IT Services	$435,642,488	$—	$21,359*	$435,663,847
Other	3,856,239,037	—	—	3,856,239,037
Total Investments in Securities	$4,291,881,525	$—	$21,359	$4,291,902,884

*     Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Financial Statements.

WisdomTree Trust    63

Schedule of Investments (unaudited) WisdomTree New Economy Real Estate Fund (WTRE) September 30, 2024
Investments	Shares	Value
COMMON STOCKS – 99.3%
Australia – 6.6%
Dexus	46,659	$245,362
Goodman Group	32,133	824,592
NEXTDC Ltd.*(a)	21,291	258,486
Total Australia		1,328,440
Belgium – 1.1%
Warehouses De Pauw CVA(a)	7,858	209,952
Canada – 2.0%
Allied Properties Real Estate Investment Trust	5,508	82,440
Dream Industrial Real Estate Investment Trust	13,898	148,553
Granite Real Estate Investment Trust	2,830	171,000
Total Canada		401,993
China – 0.7%
ESR Group Ltd.(b)	83,600	133,459
Italy – 1.0%
Infrastrutture Wireless Italiane SpA(a)(b)	15,551	191,780
Japan – 3.8%
Activia Properties, Inc.	25	57,152
GLP J–REIT	231	214,302
Japan Logistics Fund, Inc.(a)	33	63,236
LaSalle Logiport REIT	92	92,167
Mitsubishi Estate Logistics REIT Investment Corp.	24	61,913
Mitsui Fudosan Logistics Park, Inc.	26	77,160
Nippon Prologis REIT, Inc.(a)	118	203,101
Total Japan		769,031
Singapore – 5.5%
CapitaLand Ascendas REIT	178,836	398,963
Frasers Logistics & Commercial Trust(c)	159,800	143,346
Keppel DC REIT	61,300	103,760
Keppel REIT	89,000	66,299
Mapletree Industrial Trust	102,609	194,493
Mapletree Logistics Trust	167,558	190,823
Total Singapore		1,097,684
Spain – 5.5%
Cellnex Telecom SA*(a)(b)	22,043	896,218
Merlin Properties Socimi SA	15,893	201,674
Total Spain		1,097,892
Sweden – 1.6%
Fabege AB(a)	7,872	78,125
Sagax AB, Class B(a)	8,815	251,495
Total Sweden		329,620
United Kingdom – 7.1%
Derwent London PLC(a)	5,315	171,245
LondonMetric Property PLC	88,346	242,694
Segro PLC	66,123	775,186
Tritax Big Box REIT PLC	110,016	234,783
Total United Kingdom		1,423,908
Investments	Shares	Value
United States – 64.4%
Airbnb, Inc., Class A*	7,759	$983,919
Alexandria Real Estate Equities, Inc.	7,692	913,425
American Tower Corp.	3,850	895,356
Americold Realty Trust, Inc.	13,997	395,695
COPT Defense Properties	5,526	167,603
Cousins Properties, Inc.	7,406	218,329
Crown Castle, Inc.	7,824	928,161
Digital Realty Trust, Inc.	6,003	971,465
DigitalBridge Group, Inc.(a)	8,391	118,565
Douglas Emmett, Inc.(a)	7,200	126,504
EastGroup Properties, Inc.	2,134	398,674
Equinix, Inc.	1,081	959,528
First Industrial Realty Trust, Inc.	4,692	262,658
Healthpeak Properties, Inc.	30,930	707,369
Iron Mountain, Inc.	5,443	646,792
JBG SMITH Properties	3,004	52,510
Kilroy Realty Corp.	5,623	217,610
LXP Industrial Trust	10,076	101,264
Prologis, Inc.	6,972	880,424
Rexford Industrial Realty, Inc.	10,693	537,965
SBA Communications Corp.	4,761	1,145,973
Terreno Realty Corp.	4,666	311,829
Ventas, Inc.	14,570	934,374
Total United States		12,875,992
TOTAL COMMON STOCKS (Cost: $21,145,280)		19,859,751
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.7%
United States – 5.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(d) (Cost: $1,132,582)	1,132,582	1,132,582
TOTAL INVESTMENTS IN SECURITIES – 105.0% (Cost: $22,277,862)		20,992,333
Other Assets less Liabilities – (5.0)%		(1,002,955)
NET ASSETS – 100.0%		$19,989,378

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2024 (See Note 2). At September 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,404,241 and the total market value of the collateral held by the Fund was $1,486,575. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $353,993.

(b)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)   This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)   Rate shown represents annualized 7-day yield as of September 30, 2024.

See Notes to Financial Statements.

64    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree New Economy Real Estate Fund (WTRE) September 30, 2024

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs	10/1/2024	3,793	USD	4,852	SGD	$8	$—

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$19,859,751	$—	$—	$19,859,751
Investment of Cash Collateral for Securities Loaned	—	1,132,582	—	1,132,582
Total Investments in Securities	$19,859,751	$1,132,582	$—	$20,992,333
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$8	$—	$8
Total – Net	$19,859,751	$1,132,590	$—	$20,992,341

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    65

Statements of Assets and Liabilities (unaudited) WisdomTree Trust September 30, 2024
	WisdomTree China ex-State-Owned Enterprises Fund	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	WisdomTree Emerging Markets High Dividend Fund	WisdomTree Emerging Markets Multifactor Fund	WisdomTree Emerging Markets Quality Dividend Growth Fund
ASSETS:
Investments in securities, at cost	$436,685,861	$1,709,730,873	$2,525,588,388	$32,804,770	$114,381,650
Foreign currency, at cost	—	12,941,421	4,812,950	983,261	205,857
Investments in securities, at value[1,2] (Note 2)	441,501,660	2,177,000,001	3,013,761,721	37,310,601	152,563,635
Cash	217,545	4,822,507	4,257,277	2,573,920	15,800
Foreign currency, at value	80,966	12,695,560	4,692,789	983,966	179,020
Unrealized appreciation on foreign currency contracts	—	4,284	1,764	72,477	—
Receivables:
Investment securities sold[3]	—	40,586,599	2,991,199	—	—
Capital shares sold	—	190,638	173,062	2,833,500	—
Dividends	369,875	1,928,610	13,534,274	68,775	286,197
Securities lending	9,172	37,700	126,095	205	1,414
Foreign tax reclaims	—	120,127	270,032	1,358	8,227
Foreign capital gains tax refund	—	181,283	298,745	—	—
Closed foreign currency contracts	—	153	—	—	—
Other (Note 6)	—	7,683	6,705	—	—
Total Assets	442,179,218	2,237,575,145	3,040,113,663	43,844,802	153,054,293
LIABILITIES:
Unrealized depreciation on foreign currency contracts	—	77,386	2,028	209,496	98
Payables:
Cash collateral received for securities loaned (Note 2)	4,417,626	26,257,894	34,405,839	—	230,448
Investment securities purchased	—	—	7,245,558	6,376,690	—
Capital shares redeemed	—	56,917,882	—	—	—
Advisory fees (Note 3)	91,241	545,107	1,510,139	12,067	38,383
Service fees (Note 2)	1,255	7,495	10,551	111	528
Closed foreign currency contracts	—	—	67	—	—
Foreign capital gains tax	—	24,208,703	20,140,326	387,831	3,370,330
Other (Note 6)	—	59,496	58,624	—	—
Total Liabilities	4,510,122	108,073,963	63,373,132	6,986,195	3,639,787
NET ASSETS	$437,669,096	$2,129,501,182	$2,976,740,531	$36,858,607	$149,414,506
NET ASSETS:
Paid-in capital	$1,060,946,726	$2,592,372,101	$4,167,401,727	$34,324,987	$142,540,554
Total distributable earnings (loss)	(623,277,630)	(462,870,919)	(1,190,661,196)	2,533,620	6,873,952
NET ASSETS	$437,669,096	$2,129,501,182	$2,976,740,531	$36,858,607	$149,414,506
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	12,800,000	63,500,000	67,300,000	1,300,000	5,400,000
Net asset value per share	$34.19	$33.54	$44.23	$28.35	$27.67
[1] Includes market value of securities out on loan of:	$11,950,498	$47,945,297	$63,809,581	$378,098	$1,705,339
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] Includes market value of securities out on loan, which were sold and pending settlement, of:	—	—	$268,643	—	—
See Notes to Financial Statements.

66    WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (concluded) WisdomTree Trust September 30, 2024
	WisdomTree Emerging Markets SmallCap Dividend Fund	WisdomTree Global ex-U.S. Quality Dividend Growth Fund	WisdomTree Global High Dividend Fund	WisdomTree India Earnings Fund (consolidated)	WisdomTree New Economy Real Estate Fund
ASSETS:
Investments in securities, at cost	$1,757,469,680	$549,540,360	$95,483,507	$2,883,190,375	$22,277,862
Investment in affiliates, at cost (Note 3)	631,269	211,311	151,950	—	—
Foreign currency, at cost	5,043,382	548,255	68,685	25,792,964	7,184
Investments in securities, at value[1,2] (Note 2)	2,319,051,040	654,799,134	114,839,202	4,291,902,884	20,992,333
Investment in affiliates, at value (Note 3)	660,150	220,089	164,935	—	—
Cash	549,246	348,666	70,466	1,018,046	23,590
Foreign currency, at value	5,075,151	552,405	68,969	25,820,338	7,116
Unrealized appreciation on foreign currency contracts	170	—	—	—	8
Receivables:
Investment securities sold	98,458	—	—	—	—
Capital shares sold	—	38,415	—	—	—
Dividends	3,363,637	1,196,173	324,855	1,179,519	56,820
Securities lending	387,700	11,034	1,991	—	248
Foreign tax reclaims	117,040	1,693,138	140,693	—	51,626
Foreign capital gains tax refund	319,396	—	—	60,836	—
Other (Note 6)	166,001	1,427	405	—	—
Total Assets	2,329,787,989	658,860,481	115,611,516	4,319,981,623	21,131,741
LIABILITIES:
Unrealized depreciation on foreign currency contracts	—	395	—	—	—
Payables:
Cash collateral received for securities loaned (Note 2)	38,046,267	24,255,876	5,437,273	—	1,132,582
Advisory fees (Note 3)	1,065,319	215,850	52,020	2,772,854	9,706
Service fees (Note 2)	8,093	2,262	395	14,699	74
Closed foreign currency contracts	219	1	—	—	—
Foreign capital gains tax	21,476,821	1,022,750	84,077	198,947,739	—
Other (Note 6)	49,800	11,953	122	—	1
Total Liabilities	60,646,519	25,509,087	5,573,887	201,735,292	1,142,363
NET ASSETS	$2,269,141,470	$633,351,394	$110,037,629	$4,118,246,331	$19,989,378
NET ASSETS:
Paid-in capital	$2,275,497,488	$630,778,884	$111,814,432	$2,944,873,135	$65,705,742
Total distributable earnings (loss)	(6,356,018)	2,572,510	(1,776,803)	1,173,373,196	(45,716,364)
NET ASSETS	$2,269,141,470	$633,351,394	$110,037,629	$4,118,246,331	$19,989,378
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	41,900,000	16,000,000	2,000,000	81,600,000	1,000,000
Net asset value per share	$54.16	$39.58	$55.02	$50.47	$19.99
[1] Includes market value of securities out on loan of:	$107,941,672	$52,246,741	$8,299,467	—	$1,404,241
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust    67

Statements of Operations (unaudited) WisdomTree Trust For the Six Months Ended September 30, 2024
	WisdomTree China ex-State-Owned Enterprises Fund	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	WisdomTree Emerging Markets High Dividend Fund	WisdomTree Emerging Markets Multifactor Fund	WisdomTree Emerging Markets Quality Dividend Growth Fund
INVESTMENT INCOME:
Dividends	$6,270,970	$29,041,523	$138,970,817	$558,286	$2,473,000
Dividends from affiliates (Note 3)	—	—	74,650	—	—
Interest	2,729	15,138	12,861	873	591
Securities lending income, net (Note 2)	111,200	355,059	1,183,187	1,988	9,854
Less: Foreign withholding taxes on dividends	(379,081)	(3,975,530)	(16,998,397)	(72,830)	(346,765)
Total investment income	6,005,818	25,436,190	123,243,118	488,317	2,136,680
EXPENSES:
Advisory fees (Note 3)	579,232	3,233,576	9,170,819	64,158	223,618
Service fees (Note 2)	7,964	44,462	64,050	588	3,075
Other fees (Note 6)	—	2,308	1,983	—	—
Total expenses	587,196	3,280,346	9,236,852	64,746	226,693
Expense waivers (Note 3)	—	—	(3,011)	—	—
Net expenses	587,196	3,280,346	9,233,841	64,746	226,693
Net investment income	5,418,622	22,155,844	114,009,277	423,571	1,909,987
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions[1]	(14,701,500)	(28,767,700)	(11,661,628)	(485,785)	1,876,521
Investment transactions in affiliates (Note 3)	—	—	53,945	—	—
In-kind redemptions	155,845	14,052,314	1,952,726	—	—
Foreign currency contracts	56,755	111,132	(606,131)	62,794	(17,078)
Foreign currency related transactions	24,328	(32,888)	(595,112)	833	2,712
Net realized gain (loss)	(14,464,572)	(14,637,142)	(10,856,200)	(422,158)	1,862,155
Net increase (decrease) in unrealized appreciation/depreciation:
Investment transactions[2]	114,136,034	274,193,605	169,172,674	2,504,827	9,479,935
Investment transactions in affiliates (Note 3)	—	—	(84,437)	—	—
Foreign currency contracts	—	(73,102)	(2,364)	(246,272)	1,749
Translation of assets and liabilities denominated in foreign currencies	(73,265)	(204,328)	905,989	(2,591)	7,079
Net increase in unrealized appreciation/depreciation	114,062,769	273,916,175	169,991,862	2,255,964	9,488,763
Net realized and unrealized gain on investments	99,598,197	259,279,033	159,135,662	1,833,806	11,350,918
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$105,016,819	$281,434,877	$273,144,939	$2,257,377	$13,260,905
[1] Net of foreign capital gains (tax) and capital gains tax refund, if applicable, of:	—	$(2,165,632)	$(3,338)	$(64,537)	$(204,776)
[2] Includes net increase (decrease) in accrued foreign capital gain taxes of:	—	$12,653,787	$10,178,472	$291,099	$1,527,859

See Notes to Financial Statements.

68    WisdomTree Trust

Statements of Operations (unaudited) (concluded) WisdomTree Trust For the Six Months Ended September 30, 2024
	WisdomTree Emerging Markets SmallCap Dividend Fund	WisdomTree Global ex-U.S. Quality Dividend Growth Fund	WisdomTree Global High Dividend Fund	WisdomTree India Earnings Fund (consolidated)	WisdomTree New Economy Real Estate Fund
INVESTMENT INCOME:
Dividends	$73,174,345	$9,770,967	$2,954,723	$34,968,008	$327,445
Dividends from affiliates (Note 3)	415,765	32,589	12,518	—	—
Interest	17,950	2,086	678	12,334	163
Non-cash dividends	7,550	—	17,562	—	—
Other income (Note 6)	—	—	7	—	23
Securities lending income, net (Note 2)	4,178,617	73,649	12,729	—	2,655
Less: Foreign withholding taxes on dividends	(11,091,270)	(1,259,435)	(189,668)	(7,676,179)	(11,729)
Total investment income	66,702,957	8,619,856	2,808,549	27,304,163	318,557
EXPENSES:
Advisory fees (Note 3)	7,060,089	1,337,146	305,406	14,894,185	57,270
Service fees (Note 2)	53,559	14,008	2,317	78,957	435
Other fees (Note 6)	2,738	428	5	—	—
Total expenses	7,116,386	1,351,582	307,728	14,973,142	57,705
Expense waivers (Note 3)	(8,332)	(615)	(55)	—	—
Net expenses	7,108,054	1,350,967	307,673	14,973,142	57,705
Net investment income	59,594,903	7,268,889	2,500,876	12,331,021	260,852
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions[1]	66,818,719	280,417	(138,058)	(22,392,978)	44,081
Investment transactions in affiliates (Note 3)	377,825	(12,254)	10,861	—	—
In-kind redemptions	20,325,741	4,315,464	1,036,084	—	256,776
Futures contracts	—	—	—	2,920,952	—
Foreign currency contracts	(1,326,437)	6,697	1,811	(338,866)	(704)
Foreign currency related transactions	(201,398)	(22,399)	(3,343)	(290,837)	1,523
Net realized gain (loss)	85,994,450	4,567,925	907,355	(20,101,729)	301,676
Net increase (decrease) in unrealized appreciation/depreciation:
Investment transactions[2]	46,329,404	4,940,895	7,093,706	528,993,419	1,759,024
Investment transactions in affiliates (Note 3)	6,828	8,657	12,985	—	—
Foreign currency contracts	(5,735)	(392)	(3)	—	9
Translation of assets and liabilities denominated in foreign currencies	1,152,275	112,190	9,463	75,295	3,682
Net increase in unrealized appreciation/depreciation	47,482,772	5,061,350	7,116,151	529,068,714	1,762,715
Net realized and unrealized gain on investments	133,477,222	9,629,275	8,023,506	508,966,985	2,064,391
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$193,072,125	$16,898,164	$10,524,382	$521,298,006	$2,325,243
[1] Net of foreign capital gains (tax) and capital gains tax refund, if applicable, of:	$(4,474,639)	$(26,482)	$(5,516)	$(5,492,624)	—
[2] Includes net increase (decrease) in accrued foreign capital gain taxes of:	$11,221,743	$610,856	$36,124	$124,398,676	—
See Notes to Financial Statements.

WisdomTree Trust    69

Statements of Changes in Net Assets WisdomTree Trust
	WisdomTree China ex-State-Owned Enterprises Fund		WisdomTree Emerging Markets ex-State-Owned Enterprises Fund		WisdomTree Emerging Markets High Dividend Fund
	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$5,418,622	$8,432,706	$22,155,844	$34,889,126	$114,009,277	$153,875,607
Net realized loss on investments, foreign currency contracts and foreign currency related transactions	(14,464,572)	(210,900,122)	(14,637,142)	(155,767,445)	(10,856,200)	(27,656,890)
Net increase in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	114,062,769	38,974,364	273,916,175	277,025,315	169,991,862	281,442,280
Net increase (decrease) in net assets resulting from operations	105,016,819	(163,493,052)	281,434,877	156,146,996	273,144,939	407,660,997
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(5,490,375)	(9,480,375)	(20,272,000)	(38,726,000)	(113,883,000)	(151,734,500)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,425,374	18,772,219	68,080,065	58,062,651	35,183,487	468,240,984
Cost of shares redeemed	(23,929,898)	(223,139,933)	(189,603,569)	(356,148,643)	(21,753,611)	(65,958,356)
Net increase (decrease) in net assets resulting from capital share transactions	(22,504,524)	(204,367,714)	(121,523,504)	(298,085,992)	13,429,876	402,282,628
Net Increase (Decrease) in Net Assets	77,021,920	(377,341,141)	139,639,373	(180,664,996)	172,691,815	658,209,125
NET ASSETS:
Beginning of period	$360,647,176	$737,988,317	$1,989,861,809	$2,170,526,805	$2,804,048,716	$2,145,839,591
End of period	$437,669,096	$360,647,176	$2,129,501,182	$1,989,861,809	$2,976,740,531	$2,804,048,716
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	13,625,000	21,125,000	67,400,000	78,100,000	67,000,000	56,800,000
Shares created	50,000	600,000	2,200,000	2,100,000	800,000	12,000,000
Shares redeemed	(875,000)	(8,100,000)	(6,100,000)	(12,800,000)	(500,000)	(1,800,000)
Shares outstanding, end of period	12,800,000	13,625,000	63,500,000	67,400,000	67,300,000	67,000,000

See Notes to Financial Statements.

70    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Emerging Markets Multifactor Fund		WisdomTree Emerging Markets Quality Dividend Growth Fund		WisdomTree Emerging Markets SmallCap Dividend Fund
	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$423,571	$164,748	$1,909,987	$2,540,230	$59,594,903	$128,837,762
Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(422,158)	(66,740)	1,862,155	(2,740,624)	85,994,450	108,117,217
Net increase in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	2,255,964	1,713,775	9,488,763	17,692,247	47,482,772	210,592,857
Net increase in net assets resulting from operations	2,257,377	1,811,783	13,260,905	17,491,853	193,072,125	447,547,836
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(196,000)	(102,000)	(1,660,000)	(2,519,500)	(56,833,500)	(132,233,000)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	11,297,365	19,634,914	2,765,633	32,394,808	—	142,156,692
Cost of shares redeemed	—	—	—	—	(622,242,639)	(390,765,422)
Net increase (decrease) in net assets resulting from capital share transactions	11,297,365	19,634,914	2,765,633	32,394,808	(622,242,639)	(248,608,730)
Net Increase (Decrease) in Net Assets	13,358,742	21,344,697	14,366,538	47,367,161	(486,004,014)	66,706,106
NET ASSETS:
Beginning of period	$23,499,865	$2,155,168	$135,047,968	$87,680,807	$2,755,145,484	$2,688,439,378
End of period	$36,858,607	$23,499,865	$149,414,506	$135,047,968	$2,269,141,470	$2,755,145,484
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	900,000	100,000	5,300,000	3,900,000	54,000,000	58,800,000
Shares created	400,000	800,000	100,000	1,400,000	—	3,000,000
Shares redeemed	—	—	—	—	(12,100,000)	(7,800,000)
Shares outstanding, end of period	1,300,000	900,000	5,400,000	5,300,000	41,900,000	54,000,000

See Notes to Financial Statements.

WisdomTree Trust    71

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Global ex-U.S. Quality Dividend Growth Fund		WisdomTree Global High Dividend Fund		WisdomTree India Earnings Fund (consolidated)
	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$7,268,889	$10,917,762	$2,500,876	$4,991,477	$12,331,021	$9,794,189
Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	4,567,925	5,504,097	907,355	6,506,454	(20,101,729)	14,925,794
Net increase in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	5,061,350	54,254,730	7,116,151	3,064,156	529,068,714	420,026,363
Net increase in net assets resulting from operations	16,898,164	70,676,589	10,524,382	14,562,087	521,298,006	444,746,346
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(7,125,500)	(11,257,500)	(2,590,000)	(5,057,500)	—	—
Tax return of capital	—	—	—	—	—	(1,524,000)
Total distributions to shareholders	(7,125,500)	(11,257,500)	(2,590,000)	(5,057,500)	—	(1,524,000)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,006,733	89,140,274	—	—	718,527,249	1,674,291,062
Cost of shares redeemed	(22,939,359)	(33,044,679)	(7,345,039)	(35,963,863)	72,890	(25,399,122)
Net increase (decrease) in net assets resulting from capital share transactions	(18,932,626)	56,095,595	(7,345,039)	(35,963,863)	718,600,139	1,648,891,940
Net Increase (Decrease) in Net Assets	(9,159,962)	115,514,684	589,343	(26,459,276)	1,239,898,145	2,092,114,286
NET ASSETS:
Beginning of period	$642,511,356	$526,996,672	$109,448,286	$135,907,562	$2,878,348,186	$786,233,900
End of period	$633,351,394	$642,511,356	$110,037,629	$109,448,286	$4,118,246,331	$2,878,348,186
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	16,500,000	14,900,000	2,150,000	2,900,000	66,400,000	25,000,000
Shares created	100,000	2,500,000	—	—	15,200,000	42,000,000
Shares redeemed	(600,000)	(900,000)	(150,000)	(750,000)	—	(600,000)
Shares outstanding, end of period	16,000,000	16,500,000	2,000,000	2,150,000	81,600,000	66,400,000

See Notes to Financial Statements.

72    WisdomTree Trust

Statements of Changes in Net Assets (concluded) WisdomTree Trust
	WisdomTree New Economy Real Estate Fund
	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$260,852	$512,280
Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	301,676	(1,253,263)
Net increase in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	1,762,715	2,218,729
Net increase in net assets resulting from operations	2,325,243	1,477,746
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(278,000)	(558,000)
CAPITAL SHARE TRANSACTIONS:
Cost of shares redeemed	(1,949,992)	(6,689,089)
Net decrease in net assets resulting from capital share transactions	(1,949,992)	(6,689,089)
Net Increase (Decrease) in Net Assets	97,251	(5,769,343)
NET ASSETS:
Beginning of period	$19,892,127	$25,661,470
End of period	$19,989,378	$19,892,127
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	1,100,000	1,500,000
Shares created	—	—
Shares redeemed	(100,000)	(400,000)
Shares outstanding, end of period	1,000,000	1,100,000
See Notes to Financial Statements.

WisdomTree Trust    73

Financial Highlights WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree China ex-State-Owned Enterprises Fund	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021[1]	For the Year Ended March 31, 2020[1]
Net asset value, beginning of period	$26.47	$34.93	$40.89	$64.41	$38.44	$38.84
Investment operations:
Net investment income[2]	0.41	0.44	0.36	0.60	0.23	0.39
Net realized and unrealized gain (loss)	7.73	(8.42)	(5.94)	(23.54)	26.10	(0.39)
Total from investment operations	8.14	(7.98)	(5.58)	(22.94)	26.33	0.00[3]
Dividends and distributions to shareholders:
Net investment income	(0.42)	(0.48)	(0.38)	(0.58)	(0.35)	(0.40)
Tax return of capital	—	—	—	—	(0.01)	—
Total dividends and distributions to shareholders	(0.42)	(0.48)	(0.38)	(0.58)	(0.36)	(0.40)
Net asset value, end of period	$34.19	$26.47	$34.93	$40.89	$64.41	$38.44
TOTAL RETURN[4]	31.28%	(22.97)%	(13.72)%	(35.81)%	68.71%	0.07%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$437,669	$360,647	$737,988	$835,280	$914,692	$188,351
Ratios to average net assets of:
Expenses, net of expense waivers	0.32%[5]	0.32%	0.32%	0.32%	0.32%[6]	0.32%[7]
Expenses, prior to expense waivers	0.32%[5]	0.32%	0.32%	0.32%	0.38%	0.63%
Net investment income	2.99%[5]	1.48%	0.99%	1.10%	0.37%	1.03%
Portfolio turnover rate[8]	4%	33%	39%	36%	20%	22%
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020
Net asset value, beginning of period	$29.52	$27.79	$33.10	$40.31	$24.40	$28.79
Investment operations:
Net investment income[2]	0.34	0.47	0.56	0.62	0.41	0.62
Net realized and unrealized gain (loss)	3.99	1.78	(5.27)	(7.28)	15.91	(4.38)
Net increase from payment by sub-adviser	—	—	—	0.00[3]	0.00[3]	—
Total from investment operations	4.33	2.25	(4.71)	(6.66)	16.32	(3.76)
Dividends to shareholders:
Net investment income	(0.31)	(0.52)	(0.60)	(0.55)	(0.41)	(0.63)
Net asset value, end of period	$33.54	$29.52	$27.79	$33.10	$40.31	$24.40
TOTAL RETURN[4]	14.93%	8.22%	(14.20)%	(16.70)%[9]	67.18%[10]	(13.36)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,129,501	$1,989,862	$2,170,527	$3,319,866	$4,719,936	$809,991
Ratios to average net assets of:
Expenses, net of expense waivers	0.32%[5,11]	0.33%[12]	0.32%	0.32%	0.32%[6]	0.32%[7]
Expenses, prior to expense waivers	0.32%[5,11]	0.33%[12]	0.32%	0.32%	0.37%	0.58%
Net investment income	2.19%[5]	1.67%	1.97%	1.62%	1.11%	2.14%
Portfolio turnover rate[8]	5%	31%	28%	18%	34%	19%

1   Shares were adjusted to reflect a 2:1 share split effective October 16, 2020.

2   Based on average shares outstanding.

3   Amount represents less than $0.005.

4   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

5   Annualized.

6   The investment advisor had contractually agreed to limit the advisory fee to 0.32% through July 31, 2020. On July 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.32%.

7   Effective June 30, 2017, the investment advisor contractually agreed to limit the advisory fee to 0.32% through July 31, 2020, unless earlier terminated by the Board of Trustees of the Trust.

8   Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

9   Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

10   Includes a reimbursement from the sub-advisor for an operational error. Excluding this reimbursement, total return would have been unchanged.

11   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been unchanged.

12   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.32%.

See Notes to Financial Statements.

74    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Emerging Markets High Dividend Fund	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020
Net asset value, beginning of period	$41.85	$37.78	$43.98	$44.27	$32.45	$43.72
Investment operations:
Net investment income[1]	1.69	2.40	2.81	2.75	1.76	2.10
Net realized and unrealized gain (loss)	2.39	4.03	(6.21)	(0.30)	11.93	(11.25)
Total from investment operations	4.08	6.43	(3.40)	2.45	13.69	(9.15)
Dividends to shareholders:
Net investment income	(1.70)	(2.36)	(2.80)	(2.74)	(1.87)	(2.12)
Net asset value, end of period	$44.23	$41.85	$37.78	$43.98	$44.27	$32.45
TOTAL RETURN[2]	10.06%	17.69%	(6.97)%	5.65%	43.37%	(22.06)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,976,741	$2,804,049	$2,145,840	$2,119,845	$1,916,702	$1,638,935
Ratios to average net assets of:
Expenses[3,4]	0.63%[5,6]	0.64%[7]	0.63%[6]	0.64%[7]	0.63%	0.63%
Net investment income	7.83%[5]	6.15%	7.53%	6.16%	4.58%	4.91%
Portfolio turnover rate[8]	4%	42%	43%	53%	62%	41%
WisdomTree Emerging Markets Multifactor Fund	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020
Net asset value, beginning of period	$26.11	$21.55	$23.66	$25.81	$17.75	$23.61
Investment operations:
Net investment income[1]	0.43	0.60	0.90	1.01	0.56	0.73
Net realized and unrealized gain (loss)	2.01	4.37	(2.30)	(2.44)	7.90	(5.91)
Total from investment operations	2.44	4.97	(1.40)	(1.43)	8.46	(5.18)
Dividends to shareholders:
Net investment income	(0.20)	(0.41)	(0.71)	(0.72)	(0.40)	(0.68)
Net asset value, end of period	$28.35	$26.11	$21.55	$23.66	$25.81	$17.75
TOTAL RETURN[2]	9.41%	23.29%	(5.74)%	(5.72)%	48.12%	(22.44)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$36,859	$23,500	$2,155	$2,366	$5,162	$7,102
Ratios to average net assets of:
Expenses	0.48%[5]	0.48%	0.48%	0.48%[3,4]	0.48%[3,4]	0.48%
Net investment income	3.17%[5]	2.47%	4.21%	3.91%	2.51%	3.24%
Portfolio turnover rate[8]	52%	112%	123%	115%	125%	166%

1   Based on average shares outstanding.

2   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3   Does not include expenses of the underlying investment companies in which the Fund invests.

4   The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

5   Annualized.

6   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been unchanged.

7   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.63%.

8   Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust    75

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Emerging Markets Quality Dividend Growth Fund	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020
Net asset value, beginning of period	$25.48	$22.48	$26.27	$29.51	$19.43	$24.71
Investment operations:
Net investment income[1]	0.36	0.55	0.80	0.83	0.61	0.66
Net realized and unrealized gain (loss)	2.14	3.00	(3.69)	(3.28)	10.08	(5.32)
Total from investment operations	2.50	3.55	(2.89)	(2.45)	10.69	(4.66)
Dividends to shareholders:
Net investment income	(0.31)	(0.55)	(0.90)	(0.79)	(0.61)	(0.62)
Net asset value, end of period	$27.67	$25.48	$22.48	$26.27	$29.51	$19.43
TOTAL RETURN[2]	9.97%	16.02%	(10.75)%	(8.48)%	55.66%	(19.30)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$149,415	$135,048	$87,681	$86,705	$94,431	$69,936
Ratios to average net assets of:
Expenses, net of expense waivers	0.32%[3]	0.32%	0.32%	0.32%	0.32%[4]	0.32%[5]
Expenses, prior to expense waivers	0.32%[3]	0.32%	0.32%	0.32%	0.42%	0.63%
Net investment income	2.73%[3]	2.38%	3.61%	2.89%	2.38%	2.74%
Portfolio turnover rate[6]	21%	55%	40%	42%	57%	55%
WisdomTree Emerging Markets SmallCap Dividend Fund	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020
Net asset value, beginning of period	$51.02	$45.72	$53.44	$50.79	$32.98	$47.03
Investment operations:
Net investment income[1]	1.28	2.15	2.25	1.99	1.58	1.82
Net realized and unrealized gain (loss)	3.15	5.36	(7.65)	2.80	18.04	(14.02)
Total from investment operations	4.43	7.51	(5.40)	4.79	19.62	(12.20)
Dividends to shareholders:
Net investment income	(1.29)	(2.21)	(2.32)	(2.14)	(1.81)	(1.85)
Net asset value, end of period	$54.16	$51.02	$45.72	$53.44	$50.79	$32.98
TOTAL RETURN[2]	8.75%	16.92%	(9.76)%	9.48%	60.63%	(26.95)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,269,141	$2,755,145	$2,688,439	$2,575,592	$1,935,213	$1,216,850
Ratios to average net assets of:
Expenses[7,8]	0.58%[3,9]	0.59%[10]	0.58%	0.61%[11,12]	0.63%	0.63%
Net investment income	4.90%[3]	4.53%	4.96%	3.75%	3.65%	4.05%
Portfolio turnover rate[6]	3%	51%	53%	45%	59%	47%

1   Based on average shares outstanding.

2   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3   Annualized.

4   The investment advisor had contractually agreed to limit the advisory fee to 0.32% through July 31, 2020. On July 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.32%.

5   Effective June 30, 2017, the investment advisor contractually agreed to limit the advisory fee to 0.32% through July 31, 2020, unless earlier terminated by the Board of Trustees of the Trust.

6   Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

7   Does not include expenses of the underlying investment companies in which the Fund invests.

8   The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

9   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been unchanged.

10   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

11   Prior to September 1, 2021, the Fund’s annual advisory fee rate was 0.63% and, thereafter, was reduced to 0.58% per annum.

12   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.60%.
See Notes to Financial Statements.

76    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Global ex-U.S. Quality Dividend Growth Fund	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022[1]	For the Year Ended March 31, 2021[1]	For the Year Ended March 31, 2020[1]
Net asset value, beginning of period	$38.94	$35.37	$39.95	$38.60	$26.57	$27.80
Investment operations:
Net investment income[2]	0.45	0.66	1.38	1.01	0.80	0.80
Net realized and unrealized gain (loss)	0.63	3.59	(4.62)	1.15	11.94	(1.31)
Total from investment operations	1.08	4.25	(3.24)	2.16	12.74	(0.51)
Dividends to shareholders:
Net investment income	(0.44)	(0.68)	(1.34)	(0.81)	(0.71)	(0.72)
Net asset value, end of period	$39.58	$38.94	$35.37	$39.95	$38.60	$26.57
TOTAL RETURN[3]	3.05%	12.18%	(7.53)%	5.57%	48.25%	(2.01)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$633,351	$642,511	$526,997	$567,239	$355,130	$95,661
Ratios to average net assets of:
Expenses[4]	0.42%[5,6,7]	0.43%[6,8]	0.43%[6,8]	0.54%[6,7,9]	0.58%	0.58%[6]
Net investment income	2.28%[5]	1.85%	4.16%	2.44%	2.29%	2.68%
Portfolio turnover rate[10]	2%	66%	67%	59%	56%	56%
WisdomTree Global High Dividend Fund	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020
Net asset value, beginning of period	$50.91	$46.86	$51.03	$46.89	$34.33	$46.11
Investment operations:
Net investment income[2]	1.23	2.10	1.91	1.95	1.63	1.78
Net realized and unrealized gain (loss)	4.18	4.12	(4.21)	4.02	12.62	(11.79)
Total from investment operations	5.41	6.22	(2.30)	5.97	14.25	(10.01)
Dividends to shareholders:
Net investment income	(1.30)	(2.17)	(1.87)	(1.83)	(1.69)	(1.77)
Net asset value, end of period	$55.02	$50.91	$46.86	$51.03	$46.89	$34.33
TOTAL RETURN[3]	10.82%	13.73%	(4.28)%	12.96%	42.38%	(22.46)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$110,038	$109,448	$135,908	$68,889	$65,641	$66,952
Ratios to average net assets of:
Expenses[4,6]	0.58%[5,7]	0.58%	0.58%[7]	0.58%[7]	0.58%	0.58%
Net investment income	4.75%[5]	4.44%	4.09%	3.98%	4.05%	3.88%
Portfolio turnover rate[10]	5%	41%	45%	39%	48%	32%

1   Per share amounts were adjusted to reflect a 2:1 share split effective June 9, 2021.

2   Based on average shares outstanding.

3   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

4   Does not include expenses of the underlying investment companies in which the Fund invests.

5   Annualized.

6   The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

7   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been unchanged.

8   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.42%.

9   Prior to January 1, 2022, the Fund’s annual advisory fee rate was 0.58% and, thereafter, was reduced to 0.42% per annum.

10   Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust    77

Financial Highlights (concluded) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree India Earnings Fund (consolidated)	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020
Net asset value, beginning of period	$43.35	$31.45	$36.34	$31.26	$16.19	$26.26
Investment operations:
Net investment income[1]	0.16	0.25	0.41	0.38	0.16	0.30
Net realized and unrealized gain (loss)	6.96	11.71	(3.45)	5.20	15.16	(10.18)
Net increase from payment by sub-adviser	—	—	—	0.00[2]	—	—
Total from investment operations	7.12	11.96	(3.04)	5.58	15.32	(9.88)
Dividends and distributions to shareholders:
Net investment income	—	—	(1.85)	(0.50)	(0.25)	(0.19)
Tax return of capital	—	(0.06)	—	—	—	—
Total dividends and distributions to shareholders	—	(0.06)	(1.85)	(0.50)	(0.25)	(0.19)
Net asset value, end of period	$50.47	$43.35	$31.45	$36.34	$31.26	$16.19
TOTAL RETURN[3]	16.42%	38.08%	(8.05)%	17.85%[4]	95.10%	(37.84)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,118,246	$2,878,348	$786,234	$893,841	$787,825	$563,317
Ratios to average net assets of:
Expenses[5]	0.83%[6]	0.87%[7,8]	0.85%[7,9]	0.84%[7,10]	0.84%[7,10]	0.84%[7,10]
Net investment income	0.69%[6]	0.66%	1.25%	1.07%	0.67%	1.22%
Portfolio turnover rate[11]	5%	29%	51%	30%	23%	32%
WisdomTree New Economy Real Estate Fund	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023[12]	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020
Net asset value, beginning of period	$18.08	$17.11	$23.34	$26.55	$22.11	$32.15
Investment operations:
Net investment income[1]	0.24	0.40	0.35	1.14	0.89	1.13
Net realized and unrealized gain (loss)	1.94	1.00	(6.37)	(2.74)	4.35	(8.79)
Total from investment operations	2.18	1.40	(6.02)	(1.60)	5.24	(7.66)
Dividends to shareholders:
Net investment income	(0.27)	(0.43)	(0.21)	(1.61)	(0.80)	(2.38)
Net asset value, end of period	$19.99	$18.08	$17.11	$23.34	$26.55	$22.11
TOTAL RETURN[3]	12.08%	8.42%	(25.82)%	(6.45)%	23.92%	(25.74)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$19,989	$19,892	$25,661	$54,850	$63,711	$80,703
Ratios to average net assets of:
Expenses	0.58%[6]	0.58%	0.59%[13]	0.59%[13]	0.58%	0.58%[7]
Net investment income	2.64%[6]	2.34%	1.90%	4.48%	3.59%	3.75%[7]
Portfolio turnover rate[11]	13%	20%	165%[12]	7%	39%	21%

1   Based on average shares outstanding.

2   Amount represents less than $0.005.

3   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree India Earnings Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

4   Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been 0.04% lower.

5   The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

6   Annualized.

7   Does not include expenses of the underlying investment companies in which the Fund invests.

8   Includes interest expense of 0.04% for the fiscal year.

9   Includes interest expense of 0.02% for the fiscal year.

10   Includes interest expense of 0.01% for the fiscal year.

11   Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

12   The information reflects the investment objective and strategy of the WisdomTree Global ex-U.S. Real Estate Fund through April 20, 2022 and the investment objective and strategy of the WisdomTree New Economy Real Estate Fund thereafter. The increase in the portfolio turnover rate was primarily a result of the aforementioned investment objective and strategy change.

13   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

See Notes to Financial Statements.

78    WisdomTree Trust

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree China ex-State-Owned Enterprises Fund (“China ex-State-Owned Enterprises Fund’’)	September 19, 2012
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (“Emerging Markets ex-State-Owned Enterprises Fund’’)	December 10, 2014
WisdomTree Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund’’)	July 13, 2007
WisdomTree Emerging Markets Multifactor Fund (“Emerging Markets Multifactor Fund’’)	August 10, 2018
WisdomTree Emerging Markets Quality Dividend Growth Fund (“Emerging Markets Quality Dividend Growth Fund’’)	August 1, 2013
WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund’’)	October 30, 2007
WisdomTree Global ex-U.S. Quality Dividend Growth Fund (“Global ex-U.S. Quality Dividend Growth Fund’’)	June 16, 2006
WisdomTree Global High Dividend Fund (“Global High Dividend Fund’’)	June 16, 2006
WisdomTree India Earnings Fund (“India Earnings Fund’’) (consolidated)	February 22, 2008
WisdomTree New Economy Real Estate Fund (“New Economy Real Estate Fund’’)	June 5, 2007

The India Earnings Fund makes its investments through the WisdomTree India Investment Portfolio, Inc. (the “Portfolio”), a wholly owned subsidiary organized in the Republic of Mauritius (“Mauritius”). The Portfolio was incorporated under the provisions of the Mauritius Companies Act, 2001 and holds a Global Business License Category 1 issued by the Financial Services Commission.

Each Fund, except for the Emerging Markets Multifactor Fund and Emerging Markets Quality Dividend Growth Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree, Inc. (“WisdomTree”) or an Index developed by a third party. The Emerging Markets Multifactor Fund is actively managed using a model-based approach seeking capital appreciation. The Emerging Markets Quality Dividend Growth Fund is actively managed using a model-based approach seeking income and capital appreciation. WisdomTree is the parent company of WisdomTree Asset Management, Inc. (“WTAM’’), the investment adviser to each Fund (including the Portfolio) and the Trust. “WisdomTree” is a registered trademark of WisdomTree and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Basis of Consolidation — The financial statements for the India Earnings Fund include the accounts of the Portfolio (a wholly-owned and controlled Mauritius subsidiary). The India Earnings Fund’s accompanying financial statements reflect the financial position and the results of operations on a consolidated basis with its Portfolio. All intercompany accounts and transactions have been eliminated in the consolidation.

WisdomTree Trust    79

Notes to Financial Statements (unaudited) (continued)
Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board” or “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts’’) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts’’) are valued on the measurement date using an interpolated foreign exchange rate between the closest preceding and subsequent settlement period, as calculated using the 4:00 p.m. London time closing spot and forward rates provided by an independent pricing service provider, respectively.

Pursuant to Board-approved valuation procedures established by the Trust and WTAM, the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

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Notes to Financial Statements (unaudited) (continued)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; (vii) fixed income securities valued by a broker-dealer or independent pricing service provider; and (viii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the six months ended September 30, 2024, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts as well as gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts during the fiscal period ended September 30, 2024 and open positions in such derivatives as of September 30, 2024 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to risk. The Funds’ derivative agreements may also contain credit-risk related contingent features which may include, but are not limited to, a threshold in the Funds’ derivative agreements on unrealized depreciation (i.e., the Funds’ obligation to the counterparty) above a specified dollar amount. If an event occurred at September 30, 2024 that triggered a contingent feature, the counterparty to the agreement may require a Fund to post collateral (or additional collateral) or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment due to a counterparty. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed in Note 2 - Master Netting Arrangements under the column entitled “Liabilities: Net Amount”. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of September 30, 2024, if any, is reflected as a footnote within each Fund’s Schedule of Investments. At September 30, 2024, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature.

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Notes to Financial Statements (unaudited) (continued)

As of September 30, 2024, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Emerging Markets ex-State-Owned Enterprises Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	$4,284	Unrealized depreciation on foreign currency contracts	$77,386
Emerging Markets High Dividend Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	1,764	Unrealized depreciation on foreign currency contracts	2,028
Emerging Markets Multifactor Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	72,477	Unrealized depreciation on foreign currency contracts	209,496
Emerging Markets Quality Dividend Growth Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	98
Emerging Markets SmallCap Dividend Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	170	Unrealized depreciation on foreign currency contracts	—
Global ex-U.S. Quality Dividend Growth Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	395
New Economy Real Estate Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	8	Unrealized depreciation on foreign currency contracts	—

For the six months ended September 30, 2024, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
China ex-State-Owned Enterprises Fund
Foreign currency risk	$ 56,755	$ —
Emerging Markets ex-State-Owned Enterprises Fund
Foreign currency risk	111,132	(73,102)
Emerging Markets High Dividend Fund
Foreign currency risk	(606,131)	(2,364)
Emerging Markets Multifactor Fund
Foreign currency risk	62,794	(246,272)
Emerging Markets Quality Dividend Growth Fund
Foreign currency risk	(17,078)	1,749
Emerging Markets SmallCap Dividend Fund
Foreign currency risk	(1,326,437)	(5,735)
Global ex-U.S. Quality Dividend Growth Fund
Foreign currency risk	6,697	(392)
Global High Dividend Fund
Foreign currency risk	1,811	(3)
India Earnings Fund (consolidated)
Equity risk	2,920,952	—
Foreign currency risk	(338,866)	—
New Economy Real Estate Fund
Foreign currency risk	(704)	9
[1] Realized gains (losses) on derivatives are located on the Statements of Operations as follows:
Foreign currency risk	Net realized gain (loss) from foreign currency contracts
Equity risk	Net realized gain (loss) from futures contracts
[2] Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:
Foreign currency risk	Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts

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Notes to Financial Statements (unaudited) (continued)

During the six months ended September 30, 2024, the volume of derivative activity (based on the average of month-end notional balances, except where footnoted) for each Fund was as follows:

Fund	Average Notional
	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)
China ex-State-Owned Enterprises Fund
Foreign currency risk	$36,557	$68,315	$ —
Emerging Markets ex-State-Owned Enterprises Fund
Foreign currency risk	—	3,442,393	—
Emerging Markets High Dividend Fund
Foreign currency risk	1,298,454	880,590	—
Emerging Markets Multifactor Fund
Foreign currency risk	23,088,608	44,836,273	—
Emerging Markets Quality Dividend Growth Fund
Foreign currency risk	79,284	21,777	—
Emerging Markets SmallCap Dividend Fund
Foreign currency risk	88,683	4,738,429	—
Global ex-U.S. Quality Dividend Growth Fund
Foreign currency risk	—	77,151	—
Global High Dividend Fund
Foreign currency risk	61,856	33,018	—
India Earnings Fund (consolidated)
Equity risk[1]	—	—	46,665,714
Foreign currency risk	—	340,598	—
New Economy Real Estate Fund
Foreign currency risk	331	2,822	—
[1] The volume of derivatives for the period is based on intra-month balances.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (less foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable (with respect to foreign dividends) after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized on the ex-dividend date, or, with respect to foreign dividends, as soon as practicable after the existence of a dividend declaration has been determined, at the fair value of securities to be received. Upon notification from real estate investment trust (“REIT’’) issuers or as estimated by management, all or a portion of the dividend income received from a REIT may be redesignated as a reduction of cost of the related investment and/or as a realized gain. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off dividend receivable balances that are canceled by the issuer as of the date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. Interest income (including amortization of premiums and accretion of discounts), less any foreign taxes withheld, is accrued daily. Generally, the Funds will write-off interest receivable balances in default by the issuer as of the date any applicable interest payment grace period or forbearance period expires or as of the date any interest payment cancellation notification was publicly made available or when it becomes probable that interest will not be collected and the amount of uncollectable interest can be reasonably estimated. Generally, amortization of premiums and accretion of discounts are recognized daily using the effective interest method (also known as the scientific amortization method). Income earned from securities lending activities (i.e., securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

During the six months ended September 30, 2024, dividend payments denominated in Russian rubles from certain sanctioned Russian issuers were made into restricted foreign cash accounts held by the Funds’ custodian on behalf of the Emerging Markets ex-State-Owned Enterprises Fund, Emerging Markets High Dividend Fund, Emerging Markets Multifactor Fund, Emerging Markets Quality Dividend Growth Fund, Global ex-U.S. Quality Dividend Growth Fund, and Global High Dividend Fund. Under sanctions imposed by the United States (“U.S.”) and the European Union (“EU”) against Russia and certain Russian issuers pertaining to Russia’s invasion of Ukraine, payments (such as dividend payments or interest payments) made by sanctioned issuers to entities domiciled in the U.S., such as the Funds, or EU are restricted from withdrawal or use and there is no assurance these sanctioned payments will be ultimately collected by the Funds. As a result of U.S. sanctions in place against Russia and certain Russian issuers and significant uncertainty as to whether these sanctions will be removed or lifted, the Funds have not recognized these Russian dividend payments.

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Notes to Financial Statements (unaudited) (continued)

Foreign Taxes — The Funds may be subject to foreign taxes (a portion of which may be reclaimable or refundable) on foreign income or capital gains on investment transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and tax rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are accrued and applied to foreign income as the foreign income is earned and are reflected on the Statements of Operations as follows: foreign taxes withheld on dividends are presented as a reduction to investment income in “Less: Foreign withholding taxes on dividends”, foreign taxes on capital gains from investment transactions, if any, are included in “Net realized gain (loss) from investment transactions”, and deferred foreign taxes on net unrealized appreciation on investments, if any, are included in “Net increase (decrease) in unrealized appreciation/depreciation on investment transactions”. Foreign taxes payable or deferred as of September 30, 2024, if any, are disclosed in the Statements of Assets and Liabilities in “Payables: Foreign capital gains tax”.

In certain foreign jurisdictions, when the Funds incur subsequent capital losses on investment transactions that occurred during the tax year in the applicable foreign jurisdiction, the Funds may be entitled to a refund on any foreign taxes paid on previous capital gain investment transactions that occurred during the tax year of the applicable foreign jurisdiction. Foreign capital gain tax refunds on investment transactions are included in “Net realized gain (loss) from investment transactions” on the Statements of Operations and foreign capital gain tax refunds that remain unpaid as of September 30, 2024, if any, are disclosed in the Statements of Assets and Liabilities in “Receivables: Foreign capital gains tax refund”.

The Funds file foreign tax reclaims in certain foreign jurisdictions to recover a portion of amounts previously withheld on dividend income if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims recorded relating to current fiscal year investment income are included in the Statements of Operations as a reduction to the balance shown for “Foreign withholding taxes on dividends” and foreign tax reclaims recorded, but not yet received as of September 30, 2024, if any, are shown on the Statements of Assets and Liabilities in “Receivables: Foreign tax reclaims”.

The Portfolio holds a tax residency certificate issued by the Mauritian Revenue authorities as well as other tax residency related documentation prescribed by the Indian Revenue authorities and should be regarded as the beneficial owner of the investments made in Indian securities, which should entitle it to claim the benefits of the double taxation avoidance agreement entered between the Government of India and Mauritius (“tax treaty”).

The taxable profits derived from the Portfolio are subject to income tax at the rate of 15% in the Republic of Mauritius (“Mauritius”) and eligible for a presumed foreign tax credit of 80% of the Mauritian tax on the respective foreign income which effectively limits the maximum income tax payable to an effective rate of 3%. The Mauritius income tax is paid by WTAM (out of its fee paid by the India Earnings Fund), accordingly, no provision for Mauritius income taxes is required. Under the tax treaty, as amended, Mauritius entities (such as the Portfolio) are subject to tax on capital gains arising on the disposal of shares of an Indian company. However, investments in shares acquired up to March 31, 2017 are grandfathered, thus exempted from capital gains tax in India irrespective of the date of disposal (subject to the entity being eligible for the tax treaty benefits). The Indian tax rates applicable on disposal of securities would depend on the nature of securities, the holding period and the manner of disposal. Further, Indian tax laws have introduced certain General Anti-Avoidance Rules (“GAAR”) applicable to financial years beginning on or after April 1, 2017 (i.e., investments made into India on or after April 1, 2017). GAAR is applied if the “main purpose” of the arrangement is to obtain a tax benefit. With effect from April 1, 2017, the investments made by the Portfolio would be subject to GAAR if any tax benefit is claimed by the Portfolio. In the absence of any clear guidance on the applicability of the GAAR provisions to the Portfolio, and its limited benefit only with respect to dividend income, the Portfolio has elected not to claim any benefit of the tax treaty with effect from April 1, 2017 (other than on grandfathered investments). Reference to investments by the India Earnings Fund herein should be understood to refer to investments by the Portfolio.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates as of the measurement date and transactions in foreign currencies and investment securities denominated in foreign currencies during the period are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of “net realized gain (loss) from investment transactions” and “net increase (decrease) in unrealized appreciation/depreciation from investment transactions”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in “net realized gain (loss) from foreign currency contracts” and “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in “net realized gain (loss) from foreign currency related transactions” and/or “net increase (decrease)

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Notes to Financial Statements (unaudited) (continued)

in unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currencies” in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO’’); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Interest expense associated with a short-term loan from a U.S. bank that is incurred in connection with the execution of portfolio rebalancing trades is not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Foreign Currency Contracts — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the Emerging Markets Multifactor Fund, do not expect to engage in currency transactions for the purpose of hedging against currency exposures of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes. During the fiscal period ended September 30, 2024, the Funds, except for the Emerging Markets Multifactor Fund, utilized foreign currency contracts primarily to facilitate foreign security settlements. The Emerging Markets Multifactor Fund utilized foreign currency contracts primarily to offset applicable international currency exposure from certain positions in emerging market equities. A foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A foreign currency contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades.

Risks may arise upon entering into foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open foreign currency contracts are recorded for book purposes as unrealized gains or losses on foreign currency contracts by the Funds and are included in “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts” on the Statements of Operations. Realized gains and losses on foreign currency contracts include net gains or losses recognized by the Funds on contracts which have settled and are included in “net realized gain (loss) from foreign currency contracts” on the Statements of Operations.

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Notes to Financial Statements (unaudited) (continued)

Futures Contracts — The India Earnings Fund utilized equity futures contracts on a temporary basis during the fiscal period to obtain market exposure consistent with its investment objective during the Fund’s periodic portfolio rebalance. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency, equity, digital asset or U.S. Treasury security, collectively herein, “Reference Asset”) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified Reference Asset at a future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. A Fund may also cash settle upon the expiration date of a futures contract in which no physical delivery (or receipt) of the specified Reference Asset comprising the futures contract is made. Instead, settlement in cash would occur upon the expiration of the contract, with the cash settlement being the difference between the contract price and the actual price of the specified Reference Asset at the expiration date. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or U.S. government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Cash deposited as initial margin, if any, is shown as “Deposits at broker for futures contracts” in the Statements of Assets and Liabilities, and U.S. government securities deposited, if any, are designated in the Schedule of Investments. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts, variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the unrealized net gain or loss is reclassified to realized gain or loss on futures. The Funds have adopted a derivatives risk management program pursuant to Rule 18f-4 under the 1940 Act to assess and manage the Funds’ derivatives risk. Rule 18f-4 limits the amount of derivatives a fund can enter into and replaces the asset segregation framework previously used by the Funds to comply with Section 18 of the 1940 Act.

As of September 30, 2024, there were no open futures contracts in the Funds.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower (net of any fee rebates paid to the borrower). The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The net securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

86    WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund enters into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives, such as foreign currency contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g., foreign currency contracts, options and certain swaps). To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

The Funds’ securities lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower. However, in the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of September 30, 2024, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

Fund	Assets				Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
China ex-State-Owned Enterprises Fund
Securities Lending	$11,950,498	$—	$(11,950,498)[1]	$—	$—	$—	$—	$—
Emerging Markets ex-State-Owned Enterprises Fund
Securities Lending	47,945,297	—	(47,945,297)[1]	—	—	—	—	—
Foreign Currency Contracts	4,284	(4,284)	—	—	77,386	(4,284)	—	73,102
Emerging Markets High Dividend Fund
Securities Lending	64,078,224	—	(64,078,224)[1]	—	—	—	—	—
Foreign Currency Contracts	1,764	(954)	—	810	2,028	(954)	—	1,074
Emerging Markets Multifactor Fund
Securities Lending	378,098	—	(378,098)[1]	—	—	—	—	—
Foreign Currency Contracts	72,477	(70,051)	—	2,426	209,496	(70,051)	—	139,445
Emerging Markets Quality Dividend Growth Fund
Securities Lending	1,705,339	—	(1,705,339)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	98	—	—	98
Emerging Markets SmallCap Dividend Fund
Securities Lending	107,941,672	—	(107,941,672)[1]	—	—	—	—	—
Foreign Currency Contracts	170	—	—	170	—	—	—	—

WisdomTree Trust    87

Notes to Financial Statements (unaudited) (continued)
Fund	Assets				Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
Global ex-U.S. Quality Dividend Growth Fund
Securities Lending	52,246,741	—	(52,246,741)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	395	—	—	395
Global High Dividend Fund
Securities Lending	8,299,467	—	(8,299,467)[1]	—	—	—	—	—
New Economy Real Estate Fund
Securities Lending	1,404,241	—	(1,404,241)[1]	—	—	—	—	—
Foreign Currency Contracts	8	—	—	8	—	—	—	—
[1]The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Restricted Securities — Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

Emerging Market Investments — Investments in securities listed and traded in emerging markets are subject to additional risks that may not be present for U.S. investments or investments in more developed non-U.S. markets. Such risks may include: (i) greater market volatility; (ii) lower trading volume; (iii) greater social, political and economic uncertainty; (iv) governmental controls on foreign investments and limitations on repatriation of invested capital; (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets; and (vi) the risk that there may be less protection of property rights than in other countries. Emerging markets are generally less liquid and less efficient than developed securities markets.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations (i.e., tax basis) which may differ to amounts determined under GAAP (i.e., book basis). These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital. The India Earnings Fund has filed an election to treat the Portfolio as a “pass-through’’ entity for tax purposes.

88    WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (“Mellon’’) to provide sub-advisory services to the Funds. Additionally, the Portfolio is also advised by WTAM and is sub-advised by Mellon. Mellon is compensated by WTAM at no additional cost to the Funds or the Portfolio. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets and, with respect to the India Earnings Fund, based on the average daily net assets of the India Earnings Fund and the Portfolio on a consolidated basis, as shown in the following table:

Fund	Advisory Fee Rate
China ex-State-Owned Enterprises Fund	0.32%
Emerging Markets ex-State-Owned Enterprises Fund	0.32%
Emerging Markets High Dividend Fund	0.63%
Emerging Markets Multifactor Fund	0.48%
Emerging Markets Quality Dividend Growth Fund	0.32%
Emerging Markets SmallCap Dividend Fund	0.58%
Global ex-U.S. Quality Dividend Growth Fund	0.42%
Global High Dividend Fund	0.58%
India Earnings Fund (consolidated)	0.83%
New Economy Real Estate Fund	0.58%

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the fiscal period ended September 30, 2024, as applicable, are included in an “Investment in Affiliates’’ supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of its advisory fees, that it would otherwise charge, for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (e.g., fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statements of Operations in “Expense waivers”.

WTAM and/or WisdomTree (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the six months ended September 30, 2024, WT held shares of and received distributions from the following Funds, which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	At September 30, 2024		For the Six Months Ended September 30, 2024
	Fund Shares held by WT	Market Value of Fund Shares held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
Emerging Markets ex-State-Owned Enterprises Fund	808	$26,688	$250
Emerging Markets High Dividend Fund	166	7,306	281
Emerging Markets Quality Dividend Growth Fund	222	6,161	102
Emerging Markets SmallCap Dividend Fund	410	22,017	525
India Earnings Fund (consolidated)	29	1,463	—

WisdomTree Trust    89

Notes to Financial Statements (unaudited) (continued)

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2024, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof to an authorized participant (“AP”). Except when aggregated in creation units (“Creation Unit Aggregations”), shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities (“Deposit Securities”) and/or an amount of cash (“Cash Component”). Creation Unit Aggregations may be created in advance of receipt by a Fund of all or a portion of the applicable Deposit Securities from APs. In these circumstances, the initial deposit received from the AP will have a value greater than the NAV of the applicable Fund’s shares on the date the order is placed in proper form since, in addition to available Deposit Securities, U.S. cash must be deposited by the AP in an amount equal to the sum of (i) the Cash Component, plus (ii) generally between 102%-110%, as directed by the Trust or WTAM, which the Trust or WTAM may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities. The Fund will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received from the AP or purchased by the Fund. Amounts due to be returned to an AP as of September 30, 2024, if any, is shown in the Statements of Assets and Liabilities in “Payables: Deposit due to authorized participant”. In certain cases where an AP does not have a basket security readily available or may not transact in such basket security, an AP may request to settle an in-kind creation order with cash in lieu of the basket security. Amounts due from an AP as of September 30, 2024 with respect to such activity, if any, is shown in the Statements of Assets and Liabilities in “Receivables: Deposit due from authorized participant”. The India Earnings Fund issues and redeems shares on a cash basis only as certain securities markets in which this Fund invest does not permit in-kind transfers of securities.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months ended September 30, 2024 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

Fund	Purchases	Sales	In-kind Capital Share Transactions
			Purchases	Sales
China ex-State-Owned Enterprises Fund	$14,444,965	$28,451,631	$—	$8,967,786
Emerging Markets ex-State-Owned Enterprises Fund	108,823,562	191,015,932	12,278,806	48,043,679
Emerging Markets High Dividend Fund	120,521,639	108,464,090	3,400,726	8,119,920
Emerging Markets Multifactor Fund	23,650,076	14,449,899	2,280,037	—
Emerging Markets Quality Dividend Growth Fund	31,669,325	29,198,968	624,698	—
Emerging Markets SmallCap Dividend Fund	81,133,409	524,927,185	—	170,560,485
Global ex-U.S. Quality Dividend Growth Fund	12,843,420	16,712,912	3,134,049	18,288,308
Global High Dividend Fund	5,156,783	5,717,854	—	6,755,322
India Earnings Fund (consolidated)	895,521,164	174,536,092	—	—
New Economy Real Estate Fund	2,584,282	2,573,645	—	1,946,734

90    WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

6. FEDERAL INCOME TAXES

At September 30, 2024, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

Fund	Investments in Long Securities				Investments in Financial Derivatives[1]			Total Net Unrealized Appreciation/ (Depreciation)
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
China ex-State-Owned Enterprises Fund	$478,555,884	$72,303,202	$(109,357,426)	$(37,054,224)	$—	$—	$—	$(37,054,224)
Emerging Markets ex-State-Owned Enterprises Fund	1,742,923,408	677,683,205	(243,606,612)	434,076,593	4,284	(17,724)	(13,440)	434,063,153
Emerging Markets High Dividend Fund	2,538,804,351	709,713,707	(234,756,337)	474,957,370	41	(514)	(473)	474,956,897
Emerging Markets Multifactor Fund	32,831,930	4,855,325	(376,654)	4,478,671	31,299	(73,349)	(42,050)	4,436,621
Emerging Markets Quality Dividend Growth Fund	114,972,806	43,192,323	(5,601,494)	37,590,829	—	(98)	(98)	37,590,731
Emerging Markets SmallCap Dividend Fund	1,769,569,152	647,881,707	(97,739,669)	550,142,038	170	—	170	550,142,208
Global ex-U.S. Quality Dividend Growth Fund	551,683,202	143,455,221	(40,119,200)	103,336,021	—	(395)	(395)	103,335,626
Global High Dividend Fund	95,768,332	22,543,318	(3,307,513)	19,235,805	—	—	—	19,235,805
India Earnings Fund (consolidated)	2,906,242,610	1,412,475,060	(26,814,786)	1,385,660,274	—	—	—	1,385,660,274
New Economy Real Estate Fund	22,360,994	1,699,923	(3,068,584)	(1,368,661)	8	—	8	(1,368,653)

1Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of and during the fiscal period ended September 30, 2024, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended September 30, 2024, remains subject to examination by taxing authorities. Specific to foreign countries in which the Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.

As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), certain Funds have filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected as “Other income” in the Statements of Operations and the cost to file these additional ECJ tax reclaims is reflected as “Other fees” in the Statements of Operations. ECJ tax reclaims recognized that remain unpaid are reflected in “Receivables: Other” in the Statements of Assets and Liabilities and the related liability associated with the filing costs of such ECJ tax reclaim receivables are reflected in “Payables: Other” on the Statements of Assets and Liabilities. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, ECJ tax reclaims received by the Funds, if any, reduce the amounts of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that ECJ tax reclaims received by a Fund during the fiscal year exceed foreign withholding taxes paid, and a Fund previously passed foreign tax credits on to its shareholders, a Fund must either amend historic tax reporting to shareholders or enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the respective Fund’s shareholders. During the fiscal period ended September 30, 2024, the ECJ tax reclaims received by the Funds, if any, did not exceed the foreign withholding taxes of the respective Funds.
WisdomTree Trust    91

Notes to Financial Statements (unaudited) (concluded)

7. SUBSEQUENT EVENTS

WTAM has evaluated all subsequent transactions and events through the date on which these financial statements were issued. Effective October 21, 2024, the Trust began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon (“BNY”). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian and foreign custody manager, administrator, transfer agent, and securities lending agent for each series of the Trust.

8. ADDITIONAL INFORMATION

The value of a Fund’s investments may be adversely affected by recent and current events occurring outside of the United States, including those affecting foreign markets (including extreme volatility, depressed valuations, and decreased liquidity), significant geopolitical events (including armed conflicts, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies (including pandemics such as the COVID-19 pandemic), among other events. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East, and related sanctions and trading restrictions have caused significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. Similarly, escalating economic and political tensions between the United States and China continue to produce trading restrictions that adversely affect institutional investment in China. The extent and duration of these conflicts and tensions are impossible to predict, and they could continue to result in significant market disruptions, including with respect to certain industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These conflicts and tensions could adversely affect the value of certain Fund investments, as well as a Fund’s performance and liquidity, even if the Fund does not have direct investment exposure to a country involved in a particular conflict.

92    WisdomTree Trust

Additional Information (unaudited)

Item 8 of Form N-CSRS: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9 of Form N-CSRS: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10 of Form N-CSRS: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Name of Trustee	Board Compensation
Interested Trustee
Jonathan Steinberg	$ 0
Independent Trustees
David G. Chrencik	201,727
Phillip G. Goff*	183,388
Joel Goldberg	210,897
Toni Massaro	192,558
Robert E. Plaze**	179,881
Melinda A. Raso Kirstein	201,727
Victor Ugolyn	275,082
* Mr. Goff was appointed to the Board on February 27, 2024. ** Mr. Plaze was appointed to the Board on April 5, 2024.

Item 11 of Form N-CSRS: Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Consideration of the Approval and Renewal of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 16-17, 2024 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of (i) the investment advisory agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its applicable series (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), and (ii) the sub-advisory agreement between WTAM and Mellon Investments Corporation (“Mellon” or the “Sub-Adviser”), pursuant to which Mellon coordinates the investment and reinvestment of the assets of the applicable Funds (“Sub-Advisory Agreements” and, together with the Advisory Agreements, the “Agreements”).

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 13, 2024, representatives from WTAM presented detailed information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the approval and renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered. Each Fund was considered separately.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. The Board also discussed the role of WisdomTree, Inc. (“WT”), the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WT indexes are unique, based on WT’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WT’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WT indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities

WisdomTree Trust    93

Additional Information (unaudited) (continued)

and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of the Sub-Adviser’s performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Adviser under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Adviser under the Advisory Agreements and Sub-Advisory Agreements, respectively, are adequate and appropriate and supported the Board’s approval of the approval and renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, (2) comparing, with respect to the actively-managed Funds, each Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) for various periods ended May 31, 2024, and (3) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Groups, Expense Groups and Expense Universes. The Board noted that the Performance Groups, Expense Groups and Expense Universes included only pure-index and index-based exchange traded funds (“ETFs”) as comparison funds, except that the Performance Groups, Expense Groups and Expense Universes for the actively-managed Funds included only actively-managed ETFs and mutual funds as comparison funds. The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds.

The Board discussed the index Funds’ performance, noting that the substantial majority of index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board also discussed the performance of the actively-managed Funds and noted that total return performance of the Funds was variously above, at and below the relevant Performance Group medians for the time periods measured.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were within five basis points of the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Adviser in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Adviser and WTAM. The Board also noted that the Sub-Adviser’s fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the role of the Sub-Adviser in making investment recommendations with respect to a Fund that is model-based, with oversight by WTAM in seeking to ensure consistency with such quantitative models. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with Funds’ unitary fee structure, which frequently includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

94    WisdomTree Trust

Additional Information (unaudited) (concluded)

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the Sub-Adviser and the Fund’s total expenses supported the Board’s approval and renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that, in the past, certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*    *    *    *    *    *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval to renew the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of the Funds and the services provided to the Funds by WTAM and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

WisdomTree Trust    95

Glossary of Terms Used in this Report (unaudited)
CURRENCY ABBREVIATIONS:
BRL	Brazilian real
CLP	Chilean peso
CNH	Offshore Chinese renminbi
CNY	Chinese yuan
CZK	Czech koruna
HKD	Hong Kong dollar
HUF	Hungary forint
IDR	Indonesian rupiah
INR	Indian rupee
KRW	South Korean won
MXN	Mexican peso
MYR	Malaysian ringgit
PHP	Philippine peso
PLN	Polish zloty
SAR	Saudi riyal
SGD	Singapore dollar
THB	Thai baht
TRY	Turkish new lira
TWD	New Taiwan dollar
USD	U.S. dollar
ZAR	South African rand
OTHER ABBREVIATIONS:
ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen (Certificate of Stock)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

96    WisdomTree Trust

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree, Inc., its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Dividends are not guaranteed, and a company currently paying dividends may cease paying dividends at any time. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Indexes are unmanaged and you cannot invest directly in an index.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC.

WisdomTree Trust

Semi-Annual Financial Statements and Other Information

September 30, 2024 (unaudited)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree International AI Enhanced Value Fund (AIVI)

WisdomTree International Equity Fund (DWM)

WisdomTree International High Dividend Fund (DTH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International Multifactor Fund (DWMF)

WisdomTree International Quality Dividend Growth Fund (IQDG)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

“WisdomTree” is a registered mark of WisdomTree, Inc. and is licensed for use by the WisdomTree Trust.

(This page intentionally left blank.)

Schedule of Investments (unaudited) WisdomTree Europe Quality Dividend Growth Fund (EUDG) September 30, 2024
Investments	Shares	Value
COMMON STOCKS – 99.2%
Austria – 0.7%
CA Immobilien Anlagen AG	1,979	$59,325
Kontron AG	1,913	34,288
Mondi PLC	10,415	198,516
Telekom Austria AG	15,311	150,373
Wienerberger AG	2,453	81,309
Total Austria		523,811
Belgium – 2.0%
Ackermans & van Haaren NV	355	75,555
Anheuser-Busch InBev SA	10,789	714,998
Bekaert SA	1,309	53,937
bpost SA	7,690	22,014
Colruyt Group NV	1,215	56,708
D’ieteren Group	615	130,342
Melexis NV(a)	1,029	85,155
Tessenderlo Group SA(a)	1,282	36,556
UCB SA(a)	1,287	232,690
Total Belgium		1,407,955
China – 0.4%
Prosus NV	5,917	259,260
Denmark – 3.2%
Alm Brand AS	24,376	48,938
Coloplast AS, Class B	1,761	230,687
DSV AS	699	144,677
FLSmidth & Co. AS	375	21,300
Novo Nordisk AS, Class B	11,544	1,359,805
Novonesis (Novozymes) B, Class B	3,565	257,361
Pandora AS	947	156,309
Royal Unibrew AS*	661	55,665
Total Denmark		2,274,742
Finland – 1.7%
Elisa OYJ	4,194	222,896
Huhtamaki OYJ(a)	1,726	67,189
Kesko OYJ, Class B	8,077	172,760
Metsa Board OYJ, Class B	12,874	90,375
Orion OYJ, Class B	1,593	87,507
UPM-Kymmene OYJ	11,997	402,615
Wartsila OYJ Abp	7,934	177,980
Total Finland		1,221,322
France – 17.6%
Airbus SE	5,429	795,067
Arkema SA	1,502	143,324
Bouygues SA	10,431	349,944
Bureau Veritas SA	7,864	261,368
Capgemini SE	1,726	373,606
Carrefour SA(a)	10,045	171,636
Dassault Aviation SA	647	133,586
Investments	Shares	Value
Edenred SE	2,667	$101,261
Eramet SA	779	61,554
Gaztransport & Technigaz SA	546	77,206
Hermes International SCA	377	928,177
Imerys SA	2,583	85,848
Interparfums SA	1,000	50,613
Ipsen SA	379	46,740
Kering SA	2,152	616,887
L’Oreal SA	3,580	1,606,375
La Francaise des Jeux SAEM(b)	4,089	168,577
LVMH Moet Hennessy Louis Vuitton SE	4,431	3,404,783
Opmobility	2,818	28,211
Remy Cointreau SA	391	30,481
Sanofi SA	16,814	1,930,946
SEB SA	834	95,406
Societe BIC SA	1,000	67,409
Sopra Steria Group	292	61,397
Technip Energies NV	2,251	54,314
Teleperformance SE	1,038	107,737
Thales SA	2,188	348,095
Valeo SE	4,046	48,858
Veolia Environnement SA	15,404	507,497
Total France		12,656,903
Georgia – 0.1%
Bank of Georgia Group PLC	1,944	95,829
Germany – 9.2%
AIXTRON SE	724	12,892
Aurubis AG	527	38,730
Bayer AG, Registered Shares	18,760	634,918
Bechtle AG	1,086	48,627
Beiersdorf AG	654	98,646
Bilfinger SE	797	43,052
Carl Zeiss Meditec AG, Bearer Shares	496	39,386
Continental AG	2,541	164,878
CTS Eventim AG & Co. KGaA	1,087	113,247
Deutsche Post AG, Registered Shares	29,721	1,327,800
Deutsche Telekom AG, Registered Shares	81,339	2,395,642
Fresenius Medical Care AG	3,443	146,747
Hugo Boss AG	716	32,835
K & S AG, Registered Shares	6,030	77,460
Knorr-Bremse AG	2,239	199,532
Merck KGaA	708	124,846
Nemetschek SE	498	51,689
Puma SE	1,169	48,925
Rheinmetall AG	357	193,796
Scout24 SE(b)	847	73,024
Siemens Healthineers AG(b)	7,888	474,151
Siltronic AG	597	45,540

See Notes to Financial Statements.

WisdomTree Trust    1

Schedule of Investments (unaudited) (continued) WisdomTree Europe Quality Dividend Growth Fund (EUDG) September 30, 2024
Investments	Shares	Value
Stroeer SE & Co. KGaA	1,350	$86,558
Symrise AG	777	107,616
Total Germany		6,580,537
Ireland – 1.2%
CRH PLC	8,328	761,622
Kerry Group PLC, Class A	1,038	107,911
Total Ireland		869,533
Israel – 0.1%
Plus500 Ltd.	2,876	96,597
Italy – 1.6%
Azimut Holding SpA	5,443	140,811
Brembo NV(a)	5,376	58,997
Davide Campari-Milano NV(a)	4,058	34,420
De’ Longhi SpA(a)	2,161	66,613
Ferrari NV	614	287,601
Leonardo SpA	3,445	76,973
Moncler SpA	3,162	201,221
Piaggio & C SpA(a)	18,900	55,518
RAI Way SpA(b)	11,511	68,474
Recordati Industria Chimica & Farmaceutica SpA	2,322	131,646
Total Italy		1,122,274
Netherlands – 6.2%
Arcadis NV	1,090	75,666
ASM International NV	170	111,826
ASML Holding NV	2,040	1,697,539
Heineken Holding NV	3,379	255,683
Heineken NV(a)	5,607	498,363
IMCD NV	632	109,963
Koninklijke KPN NV	88,979	364,350
Randstad NV(a)	5,116	254,653
RHI Magnesita NV	1,475	67,862
SBM Offshore NV	7,416	135,654
Signify NV(b)	3,872	91,440
Universal Music Group NV(a)	18,909	495,930
Wolters Kluwer NV	1,902	321,168
Total Netherlands		4,480,097
Norway – 1.1%
Aker ASA, Class A	1,727	89,854
Atea ASA	3,589	46,478
DNO ASA	50,182	54,362
Gjensidige Forsikring ASA	12,606	236,258
Kongsberg Gruppen ASA	2,356	230,843
TOMRA Systems ASA	3,577	52,809
Veidekke ASA	5,936	69,659
Total Norway		780,263
Portugal – 0.2%
Jeronimo Martins SGPS SA	6,760	133,085
Investments	Shares	Value
Spain – 6.2%
CIE Automotive SA	2,121	$61,191
Endesa SA	45,121	988,514
Gestamp Automocion SA(a)(b)	12,730	39,283
Industria de Diseno Textil SA(a)	55,107	3,268,226
Viscofan SA(a)	924	65,689
Total Spain		4,422,903
Sweden – 4.9%
Alfa Laval AB	3,644	175,287
Assa Abloy AB, Class B	11,688	393,882
Atlas Copco AB, Class A	26,121	506,232
Atlas Copco AB, Class B	14,928	255,952
Axfood AB	3,539	99,921
Billerud Aktiebolag	7,375	84,761
Epiroc AB, Class A	7,438	161,064
Epiroc AB, Class B	4,636	87,949
Evolution AB(b)	2,488	244,956
Husqvarna AB, Class B	10,804	75,675
Indutrade AB	2,889	89,948
Investment AB Latour, Class B	6,547	204,549
Loomis AB	1,730	56,969
Mycronic AB	1,070	41,696
Nibe Industrier AB, Class B(a)	11,149	61,219
Saab AB, Class B(a)	3,076	65,516
Sandvik AB	16,703	373,884
Securitas AB, Class B	10,948	139,218
Skanska AB, Class B	9,247	193,212
Sweco AB, Class B	5,056	85,841
Trelleborg AB, Class B	2,782	107,091
Total Sweden		3,504,822
Switzerland – 22.0%
ABB Ltd., Registered Shares	25,327	1,470,890
Clariant AG, Registered Shares	5,604	85,035
Coca-Cola HBC AG	5,261	187,994
Galenica AG(b)	654	57,721
Geberit AG, Registered Shares	524	342,521
Georg Fischer AG, Registered Shares	1,335	101,049
Givaudan SA, Registered Shares	99	544,556
Kuehne & Nagel International AG, Registered Shares	3,310	905,634
Landis & Gyr Group AG	575	53,577
Logitech International SA, Registered Shares	1,281	114,744
Nestle SA, Registered Shares	27,152	2,734,674
Novartis AG, Registered Shares	22,863	2,633,087
Partners Group Holding AG	494	743,738
Roche Holding AG	6,944	2,227,546
Roche Holding AG, Bearer Shares	1,026	351,994
Schindler Holding AG, Participation Certificate	436	128,182
Schindler Holding AG, Registered Shares	721	205,560
SFS Group AG	602	94,202

See Notes to Financial Statements.

2    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Europe Quality Dividend Growth Fund (EUDG) September 30, 2024
Investments	Shares	Value
SGS SA, Registered Shares	3,828	$428,112
Sika AG, Registered Shares	1,132	375,880
Sonova Holding AG, Registered Shares	456	164,226
Stadler Rail AG(a)	1,782	55,981
STMicroelectronics NV(a)	3,015	89,674
Straumann Holding AG, Registered Shares	440	72,112
Sulzer AG, Registered Shares	869	142,575
UBS Group AG, Registered Shares	38,873	1,200,913
VAT Group AG(b)	286	146,060
Vontobel Holding AG, Registered Shares	1,689	110,725
Total Switzerland		15,768,962
United Kingdom – 19.3%
Admiral Group PLC	6,136	229,138
Airtel Africa PLC(b)	77,895	119,112
Antofagasta PLC	17,658	476,790
Ashtead Group PLC	3,954	306,872
AstraZeneca PLC	11,483	1,784,866
Auto Trader Group PLC(b)	7,190	83,693
BAE Systems PLC	40,574	673,496
Bellway PLC	4,295	179,401
Britvic PLC	4,299	73,522
Burberry Group PLC	6,728	63,262
Compass Group PLC	15,378	493,817
Computacenter PLC	1,895	62,886
Diageo PLC	27,968	976,512
Dr. Martens PLC(a)	26,088	19,701
Dunelm Group PLC	4,564	70,647
Greggs PLC	1,493	62,562
Halma PLC	2,216	77,521
Hargreaves Lansdown PLC	13,912	207,975
Hays PLC	50,692	63,100
Howden Joinery Group PLC	9,622	117,062
IMI PLC	3,334	81,034
Imperial Brands PLC	35,027	1,020,950
Inchcape PLC	10,560	112,821
InterContinental Hotels Group PLC	1,743	190,217
Intertek Group PLC	2,280	157,807
ITV PLC	164,869	177,028
Johnson Matthey PLC	4,964	101,275
MONY Group PLC	14,536	41,179
Next PLC	1,976	259,273
Pets at Home Group PLC	13,040	53,418
Reckitt Benckiser Group PLC	10,926	670,786
RELX PLC	18,209	857,060
Renishaw PLC	1,113	55,910
Rentokil Initial PLC	22,707	110,989
Rightmove PLC	7,667	63,494
RS Group PLC	7,722	83,899
Sage Group PLC	10,928	150,174
Investments	Shares	Value
Smith & Nephew PLC	11,206	$174,061
Spectris PLC	1,489	54,486
Spirax Group PLC	736	74,191
St. James’s Place PLC	22,231	218,875
Tate & Lyle PLC	5,787	52,978
TBC Bank Group PLC	1,820	64,693
Telecom Plus PLC	2,239	55,501
Travis Perkins PLC	6,135	76,202
Unilever PLC	42,176	2,737,555
Victrex PLC	1,974	25,737
Total United Kingdom		13,863,528
United States – 1.5%
GSK PLC	52,698	1,071,960
TOTAL COMMON STOCKS (Cost: $58,607,099)		71,134,383
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.0%
United States – 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(c) (Cost: $680,209)	680,209	680,209
TOTAL INVESTMENTS IN SECURITIES – 100.2% (Cost: $59,287,308)		71,814,592
Other Assets less Liabilities – (0.2)%		(141,410)
NET ASSETS – 100.0%		$71,673,182

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2024 (See Note 2). At September 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,865,455 and the total market value of the collateral held by the Fund was $1,998,127. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,317,918.

(b)  This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)   Rate shown represents annualized 7-day yield as of September 30, 2024.

See Notes to Financial Statements.

WisdomTree Trust    3

Schedule of Investments (unaudited) (concluded) WisdomTree Europe Quality Dividend Growth Fund (EUDG) September 30, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$71,134,383	$—	$—	$71,134,383
Investment of Cash Collateral for Securities Loaned	—	680,209	—	680,209
Total Investments in Securities	$71,134,383	$680,209	$—	$71,814,592

See Notes to Financial Statements.

4    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree Europe SmallCap Dividend Fund (DFE) September 30, 2024
Investments	Shares	Value
COMMON STOCKS – 98.7%
Austria – 0.6%
Kontron AG	38,506	$690,172
Schoeller-Bleckmann Oilfield Equipment AG	9,511	306,236
Total Austria		996,408
Belgium – 1.6%
Barco NV(a)	55,391	737,502
Deceuninck NV(a)	45,966	134,920
Econocom Group SA NV(a)	74,530	166,359
Fagron(a)	22,166	460,134
Kinepolis Group NV(a)	3,234	144,372
Recticel SA(a)	36,059	532,021
Xior Student Housing NV(a)(b)	18,430	696,254
Total Belgium		2,871,562
Denmark – 3.0%
Cementir Holding NV	34,266	374,395
Chemometec AS	7,415	452,704
D/S Norden AS	51,836	2,160,512
Dfds AS	21,950	564,236
Matas AS	16,939	315,982
Scandinavian Tobacco Group AS(c)	32,181	495,278
Spar Nord Bank AS	49,886	954,477
Total Denmark		5,317,584
Finland – 3.7%
Aktia Bank OYJ	12,615	130,934
Citycon OYJ(a)	129,462	601,351
F-Secure OYJ(a)	105,022	253,173
Harvia OYJ(b)	14,811	777,728
Kamux Corp.(a)(b)	22,994	102,393
Marimekko OYJ	11,109	161,920
Musti Group OYJ(a)	12,400	354,971
Oriola OYJ, Class B(a)	170,426	175,939
Outokumpu OYJ(a)	576,090	2,335,178
Puuilo OYJ	41,850	450,953
Revenio Group OYJ	8,797	342,841
Talenom OYJ(a)	23,376	130,966
Terveystalo OYJ(c)	25,761	280,031
Tokmanni Group Corp.	33,577	414,833
Total Finland		6,513,211
France – 3.8%
Beneteau SACA(a)	39,283	426,142
Chargeurs SA*(a)	40,909	524,137
Coface SA	99,675	1,634,150
Derichebourg SA	108,987	641,624
Etablissements Maurel & Prom SA	133,206	701,400
Fnac Darty SA(a)	16,522	571,621
Lectra(a)	10,399	339,470
Mersen SA	17,122	542,696
Quadient SA	16,013	300,595
Television Francaise 1 SA	108,069	961,868
Total France		6,643,703
Investments	Shares	Value
Georgia – 1.1%
Bank of Georgia Group PLC	39,231	$1,933,876
Germany – 5.1%
7C Solarparken AG	65,760	165,131
Bilfinger SE	20,648	1,115,340
Deutz AG	110,591	555,166
Duerr AG	37,893	932,928
Eckert & Ziegler SE	5,489	274,690
Elmos Semiconductor SE	4,158	306,740
ElringKlinger AG	34,888	167,233
GFT Technologies SE	8,020	209,447
Hamborner REIT AG	33,355	246,435
Hamburger Hafen und Logistik AG	17,559	317,467
Instone Real Estate Group SE(c)	42,153	449,749
Jenoptik AG	15,491	477,169
Kloeckner & Co. SE	64,123	369,273
Mutares SE & Co. KGaA	10,446	244,823
Norma Group SE	15,682	261,828
ProSiebenSat.1 Media SE	42,613	276,789
SAF-Holland SE	42,013	783,040
Salzgitter AG	50,638	927,404
Stabilus SE	10,504	430,234
Wacker Neuson SE	19,801	328,390
Total Germany		8,839,276
Ireland – 0.7%
C&C Group PLC	135,338	295,540
Dalata Hotel Group PLC	48,363	221,300
Kenmare Resources PLC	54,357	245,712
Origin Enterprises PLC(a)	76,658	286,606
Uniphar PLC	48,908	141,918
Total Ireland		1,191,076
Israel – 1.3%
Plus500 Ltd.	65,684	2,206,154
Italy – 8.7%
Anima Holding SpA(c)	361,144	2,196,649
Aquafil SpA*(a)	49,298	108,718
Biesse SpA	14,080	136,319
Cairo Communication SpA	98,982	237,508
Danieli & C Officine Meccaniche SpA(a)	9,779	305,042
Danieli & C Officine Meccaniche SpA, RSP(a)	14,422	346,862
Datalogic SpA(a)	61,315	417,427
El.En. SpA(a)	39,853	489,702
Intercos SpA	25,822	456,487
Italian Sea Group SpA(a)	30,794	293,500
Maire SpA	208,513	1,726,715
MARR SpA(a)	43,288	579,739
Orsero SpA	9,644	136,692
OVS SpA(a)(c)	196,551	635,269
Piaggio & C SpA(a)	337,855	992,430
RAI Way SpA(c)	115,628	687,819
Salcef Group SpA	15,927	457,715

See Notes to Financial Statements.

WisdomTree Trust    5

Schedule of Investments (unaudited) (continued) WisdomTree Europe SmallCap Dividend Fund (DFE) September 30, 2024
Investments	Shares	Value
Sanlorenzo SpA(a)	13,403	$545,982
Spaxs SpA*(a)	59,012	308,885
Technogym SpA(a)(c)	129,319	1,353,061
Tinexta SpA(a)	22,397	296,705
Unieuro SpA(a)(c)	21,826	283,051
Webuild SpA	527,992	1,495,556
Wiit SpA(a)	11,078	276,327
Zignago Vetro SpA(a)	42,602	521,104
Total Italy		15,285,264
Netherlands – 2.8%
AMG Critical Materials NV(a)	20,294	387,527
Brunel International NV(a)	13,549	132,614
Corbion NV	39,217	1,121,340
ForFarmers NV(a)	61,435	224,549
Koninklijke BAM Groep NV	322,219	1,511,811
Koninklijke Heijmans NV	27,670	799,821
RHI Magnesita NV	15,497	712,990
Total Netherlands		4,890,652
Norway – 6.4%
Atea ASA	25,540	330,748
Austevoll Seafood ASA	123,101	1,130,187
Borregaard ASA	32,509	612,361
DNO ASA	1,148,270	1,243,919
Elmera Group ASA(c)	103,977	336,631
Europris ASA(c)	112,366	717,980
Grieg Seafood ASA	122,699	679,742
Kitron ASA	103,212	280,258
MPC Container Ships ASA	1,392,029	3,218,175
Panoro Energy ASA	104,106	263,906
SpareBank 1 Nord Norge	43,666	448,822
SpareBank 1 SMN	50,230	731,848
Sparebanken Vest	31,469	375,202
TGS ASA	97,289	916,762
Total Norway		11,286,541
Portugal – 1.9%
Altri SGPS SA	222,485	1,246,488
Corticeira Amorim SGPS SA(a)	20,540	202,874
CTT-Correios de Portugal SA	73,157	358,430
Mota-Engil SGPS SA(a)	224,883	644,017
Sonae SGPS SA	879,761	931,783
Total Portugal		3,383,592
Spain – 2.5%
Construcciones y Auxiliar de Ferrocarriles SA	16,126	642,508
Ercros SA	46,057	179,650
Faes Farma SA	128,644	533,374
Global Dominion Access SA(c)	36,058	118,112
Pharma Mar SA	7,320	406,023
Sacyr SA	534,398	1,937,156
Investments	Shares	Value
Talgo SA*(a)(c)	51,809	$201,219
Tubacex SA(a)	79,115	293,144
Total Spain		4,311,186
Sweden – 15.1%
AcadeMedia AB(c)	54,856	365,288
Addnode Group AB(a)	37,165	406,606
AFRY AB	79,464	1,450,273
Alimak Group AB(c)	26,567	297,210
Alleima AB	101,164	712,577
Alligo AB, Class B	23,815	341,604
Ambea AB(c)	54,580	484,600
Arjo AB, Class B	118,088	520,973
Beijer Alma AB	17,613	320,754
Bilia AB, Class A	40,752	482,836
BioGaia AB, Class B	27,547	305,184
Bravida Holding AB(c)	124,802	941,254
Bufab AB	10,801	388,284
Catena AB	20,718	1,185,451
Clas Ohlson AB, Class B(a)	23,191	385,731
Cloetta AB, Class B	273,416	659,763
Duni AB	29,912	312,204
Electrolux Professional AB, Class B	66,037	436,486
Fagerhult Group AB	46,218	296,369
Ferronordic AB*(a)	12,821	79,684
G5 Entertainment AB(a)	9,604	86,503
Granges AB	49,182	590,964
Hemnet Group AB	9,530	351,431
HMS Networks AB(a)	9,783	389,907
Instalco AB(a)(b)	85,354	351,972
Inwido AB	51,300	950,937
Lagercrantz Group AB, Class B	92,114	1,739,303
Lindab International AB	37,824	1,058,233
Medicover AB, Class B	15,784	296,477
MEKO AB	19,556	272,024
MIPS AB(b)	10,192	543,957
Mycronic AB	27,875	1,086,225
NCAB Group AB	75,693	503,669
NCC AB, Class B	68,462	1,146,144
New Wave Group AB, Class B	79,019	890,236
Nordic Waterproofing Holding AB	10,588	174,646
Peab AB, Class B	280,886	2,255,601
Platzer Fastigheter Holding AB, Class B(a)	38,104	414,999
Prevas AB, Class B	15,360	198,504
Ratos AB, Class B	124,517	425,760
Rvrc Holding AB	45,205	211,027
Scandi Standard AB	27,994	232,257
SkiStar AB(a)	26,693	434,236
Storskogen Group AB, Class B	285,884	274,529
Troax Group AB	19,811	416,288
VBG Group AB, Class B	9,561	366,439

See Notes to Financial Statements.

6    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Europe SmallCap Dividend Fund (DFE) September 30, 2024
Investments	Shares	Value
Vitec Software Group AB, Class B(a)	3,735	$193,814
Volati AB(b)	16,725	183,146
Total Sweden		26,412,359
Switzerland – 4.6%
Ascom Holding AG, Registered Shares(a)	21,827	143,090
Comet Holding AG, Registered Shares	3,132	1,238,245
Huber & Suhner AG, Registered Shares	10,114	1,050,307
Implenia AG, Registered Shares	4,095	153,644
Landis & Gyr Group AG	18,327	1,707,667
Medmix AG(a)(c)	20,081	246,147
Mobilezone Holding AG, Registered Shares	36,691	597,634
OC Oerlikon Corp. AG, Registered Shares(a)	425,859	2,311,164
u-blox Holding AG(a)	3,345	308,507
Zehnder Group AG	5,749	377,565
Total Switzerland		8,133,970
United Kingdom – 35.8%
4imprint Group PLC	34,655	2,314,926
AG Barr PLC	43,937	367,754
AJ Bell PLC	178,992	1,079,208
Alpha Group International PLC(a)(b)	5,753	170,541
Ashmore Group PLC	474,054	1,303,538
Assura PLC	3,053,307	1,740,609
Avon Technologies PLC	14,782	241,899
Bloomsbury Publishing PLC	46,495	420,347
Bodycote PLC	114,459	924,248
Bridgepoint Group PLC(c)	478,750	2,212,921
Bytes Technology Group PLC	47,596	328,791
Chemring Group PLC	68,861	339,447
Chesnara PLC(a)	77,424	264,824
Clarkson PLC	16,712	824,932
CMC Markets PLC(c)	284,259	1,191,533
Coats Group PLC	613,170	825,765
Concentric AB	15,384	332,369
Craneware PLC	8,047	215,877
DiscoverIE Group PLC	17,764	144,873
Domino’s Pizza Group PLC	239,240	965,280
Dowlais Group PLC	281,081	219,996
Dr. Martens PLC(a)	642,212	484,985
Empiric Student Property PLC(a)	325,315	425,016
FDM Group Holdings PLC	117,868	608,693
Fevertree Drinks PLC	26,113	288,970
Firstgroup PLC	192,834	377,899
FRP Advisory Group PLC	89,114	169,737
Fuller Smith & Turner PLC, Class A(a)	21,236	212,497
Galliford Try Holdings PLC	62,148	256,756
Gamma Communications PLC	20,386	456,110
Genuit Group PLC	112,902	726,160
Genus PLC	13,223	355,620
H&T Group PLC(a)	33,428	172,180
Halfords Group PLC	135,996	274,357
Hammerson PLC	205,565	876,697
Investments	Shares	Value
Hargreaves Services PLC	22,800	$174,322
Helical PLC(a)	66,153	199,652
Hill & Smith PLC	36,370	1,000,090
Hilton Food Group PLC	57,420	691,642
Hollywood Bowl Group PLC	106,028	440,884
Hunting PLC	58,529	294,404
Ibstock PLC(c)	389,509	971,790
Impax Asset Management Group PLC(a)	121,277	614,911
IntegraFin Holdings PLC(b)	204,859	1,016,714
James Halstead PLC(a)	97,029	230,365
Johnson Service Group PLC	92,541	193,394
Jupiter Fund Management PLC	632,478	735,540
Just Group PLC	322,790	602,700
Kainos Group PLC	35,504	420,513
Keller Group PLC	37,757	818,428
Kitwave Group PLC	59,833	280,899
Learning Technologies Group PLC(a)	212,616	270,933
Luceco PLC(a)(c)	74,970	156,674
Marshalls PLC	194,810	870,156
Me Group International PLC(a)	232,876	607,243
Mears Group PLC	71,809	364,093
Mitie Group PLC	638,207	1,011,861
MJ Gleeson PLC	28,251	238,735
MONY Group PLC	321,316	910,266
Morgan Advanced Materials PLC	166,812	618,677
Morgan Sindall Group PLC	27,943	1,154,425
Mortgage Advice Bureau Holdings Ltd.	28,034	240,662
MP Evans Group PLC	25,820	333,176
Next 15 Group PLC	28,418	173,058
Odfjell Technology Ltd.	41,423	190,742
Oxford Instruments PLC	13,737	391,555
PageGroup PLC	300,357	1,558,354
Pan African Resources PLC	1,228,300	522,283
PayPoint PLC	58,186	527,603
Pennon Group PLC(a)	193,810	1,539,004
Pets at Home Group PLC	281,825	1,154,491
Polar Capital Holdings PLC	81,048	582,705
Premier Foods PLC	216,217	531,901
Primary Health Properties PLC	1,319,715	1,805,603
PZ Cussons PLC(a)	235,399	304,385
Reach PLC	398,729	498,466
Renew Holdings PLC	33,867	477,897
Restore PLC(a)	49,827	159,068
Robert Walters PLC	29,834	131,659
RWS Holdings PLC	229,376	498,431
Safestore Holdings PLC(a)	126,792	1,525,549
Savills PLC	87,433	1,390,919
Secure Trust Bank PLC	19,289	212,678
Senior PLC	71,769	147,096
Serica Energy PLC	493,301	883,355
Severfield PLC	268,093	284,089
Spirent Communications PLC*	484,777	1,109,336

See Notes to Financial Statements.

WisdomTree Trust    7

Schedule of Investments (unaudited) (concluded) WisdomTree Europe SmallCap Dividend Fund (DFE) September 30, 2024
Investments	Shares	Value
SThree PLC	95,392	$481,107
TBC Bank Group PLC	21,106	750,229
Telecom Plus PLC	53,771	1,332,883
Vertu Motors PLC	146,548	118,336
Vesuvius PLC	146,655	768,174
Victrex PLC	51,547	672,065
Volution Group PLC	47,115	387,402
Warpaint London PLC	40,027	307,108
Wickes Group PLC	196,769	462,416
Workspace Group PLC	135,846	1,184,410
XPS Pensions Group PLC(b)	142,015	550,521
YouGov PLC(a)	12,000	70,340
Young & Co.’s Brewery PLC, Class A	10,560	128,898
Zigup PLC	276,019	1,425,416
Total United Kingdom		62,818,036
TOTAL COMMON STOCKS (Cost: $154,951,351)		173,034,450
EXCHANGE-TRADED FUND – 0.1%
United States – 0.1%
WisdomTree International MidCap Dividend Fund(a) (d) (Cost: $116,091)	1,900	126,065
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 8.5%
United States – 8.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(e) (Cost: $14,897,371)	14,897,371	$14,897,371
TOTAL INVESTMENTS IN SECURITIES – 107.3% (Cost: $169,964,813)		188,057,886
Other Assets less Liabilities – (7.3)%		(12,765,342)
NET ASSETS – 100.0%		$175,292,544

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2024 (See Note 2). At September 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $19,338,755 and the total market value of the collateral held by the Fund was $20,639,556. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,742,185.

(b)   This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(c)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)   Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(e)   Rate shown represents annualized 7-day yield as of September 30, 2024.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2024 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2024	Dividend Income
WisdomTree International MidCap Dividend Fund	$610,227	$1,545,710	$1,990,239	$(25,037)	$(14,596)	$126,065	$26,630

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$173,034,450	$—	$—	$173,034,450
Exchange-Traded Fund	126,065	—	—	126,065
Investment of Cash Collateral for Securities Loaned	—	14,897,371	—	14,897,371
Total Investments in Securities	$173,160,515	$14,897,371	$—	$188,057,886
See Notes to Financial Statements.

8    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree International AI Enhanced Value Fund (AIVI) September 30, 2024
Investments	Shares	Value
COMMON STOCKS – 98.2%
Australia – 9.1%
Ampol Ltd.	8,598	$182,107
Dexus(a)	65,472	344,293
Lottery Corp. Ltd.	50,081	177,888
Scentre Group	314,530	796,449
Sonic Healthcare Ltd.	34,054	643,308
Telstra Group Ltd.	142,818	384,431
Transurban Group	206,987	1,885,432
Vicinity Ltd.	451,737	692,598
Washington H Soul Pattinson & Co. Ltd.(a)	7,210	173,817
Woodside Energy Group Ltd.(a)	9,148	159,930
Woolworths Group Ltd.(a)	39,677	916,613
Total Australia		6,356,866
Belgium – 3.5%
Ageas SA	6,713	359,019
Anheuser-Busch InBev SA	2,767	183,372
Groupe Bruxelles Lambert NV	24,640	1,923,588
Total Belgium		2,465,979
China – 0.3%
Wilmar International Ltd.	70,200	183,440
Denmark – 0.2%
Carlsberg AS, Class B	1,436	171,473
Finland – 0.3%
Sampo OYJ, Class A	3,774	176,482
France – 7.1%
Arkema SA	1,812	172,905
Bouygues SA	4,823	161,804
Danone SA	2,507	182,817
Eiffage SA	1,632	157,806
EssilorLuxottica SA	712	168,938
Getlink SE	9,346	167,098
Klepierre SA	27,719	910,750
Orange SA	47,403	544,119
Societe Generale SA	6,985	174,232
Vinci SA	19,736	2,311,668
Total France		4,952,137
Germany – 12.2%
Allianz SE, Registered Shares	544	179,104
BASF SE	46,553	2,470,743
Bayer AG, Registered Shares	29,749	1,006,832
Brenntag SE	2,295	171,558
Evonik Industries AG	37,225	872,444
Fresenius Medical Care AG	4,374	186,428
Fresenius SE & Co. KGaA*	4,569	174,547
Hannover Rueck SE	653	186,641
Henkel AG & Co. KGaA	2,098	178,771
Mercedes-Benz Group AG	34,238	2,217,786
Siemens Energy AG*	25,105	926,570
Total Germany		8,571,424
Investments	Shares	Value
Hong Kong – 3.5%
CK Asset Holdings Ltd.	73,500	$323,618
Hang Seng Bank Ltd.	14,000	176,183
Henderson Land Development Co. Ltd.	59,000	188,375
Hongkong Land Holdings Ltd.	50,400	184,968
Link REIT	40,000	202,124
Sino Land Co. Ltd.	158,000	173,510
Sun Hung Kai Properties Ltd.	110,000	1,211,522
Total Hong Kong		2,460,300
Ireland – 0.3%
Kerry Group PLC, Class A	1,786	185,673
Israel – 0.3%
Bank Hapoalim BM	17,593	176,370
Italy – 0.7%
Eni SpA(a)	10,390	158,653
Poste Italiane SpA(b)	12,149	170,707
Terna – Rete Elettrica Nazionale	19,393	175,053
Total Italy		504,413
Japan – 19.2%
AGC, Inc.	36,600	1,189,039
Aisin Corp.(a)	14,400	158,758
Asahi Group Holdings Ltd.	42,600	559,453
Asahi Kasei Corp.	66,500	503,027
Bridgestone Corp.	56,300	2,164,779
Central Japan Railway Co.	7,300	169,282
East Japan Railway Co.	9,000	179,226
FANUC Corp.(a)	37,500	1,098,469
Hankyu Hanshin Holdings, Inc.	5,500	170,029
Japan Tobacco, Inc.	5,900	172,372
Kirin Holdings Co. Ltd.(a)	20,500	313,290
Kyocera Corp.	51,500	597,665
Mitsubishi Chemical Group Corp.	222,100	1,426,788
Mitsubishi Corp.(a)	8,200	169,257
Mitsubishi HC Capital, Inc.(a)	31,600	223,237
Nippon Telegraph & Telephone Corp.	157,900	162,051
Ono Pharmaceutical Co. Ltd.(a)	11,400	152,343
Sumitomo Corp.	7,200	160,772
Takeda Pharmaceutical Co. Ltd.(a)	72,300	2,073,874
Tokyo Gas Co. Ltd.(a)	7,600	177,301
Tokyu Corp.(a)	13,900	180,066
Toray Industries, Inc.	187,600	1,105,875
Unicharm Corp.	9,200	333,358
Total Japan		13,440,311
Netherlands – 3.4%
Aegon Ltd.	275,277	1,772,062
JDE Peet’s NV	11,469	240,128
Koninklijke Philips NV*	6,400	210,139
Randstad NV(a)	3,501	174,265
Total Netherlands		2,396,594

See Notes to Financial Statements.

WisdomTree Trust    9

Schedule of Investments (unaudited) (continued) WisdomTree International AI Enhanced Value Fund (AIVI) September 30, 2024
Investments	Shares	Value
New Zealand – 0.4%
Auckland International Airport Ltd.	62,752	$298,247
Norway – 0.3%
Gjensidige Forsikring ASA	9,631	180,501
Singapore – 2.7%
CapitaLand Ascendas REIT	81,100	180,925
CapitaLand Integrated Commercial Trust	129,200	213,654
Genting Singapore Ltd.	273,300	186,535
Oversea-Chinese Banking Corp. Ltd.	95,000	1,118,955
United Overseas Bank Ltd.	7,100	178,164
Total Singapore		1,878,233
Spain – 1.3%
Aena SME SA(b)	1,536	338,736
Amadeus IT Group SA	2,504	181,425
Redeia Corp. SA	10,870	211,937
Telefonica SA(a)	37,240	182,705
Total Spain		914,803
Sweden – 2.5%
Essity AB, Class B	6,103	190,798
Industrivarden AB, Class A	4,745	175,633
Industrivarden AB, Class C	4,800	176,769
L E Lundbergforetagen AB, Class B	3,220	184,561
Skandinaviska Enskilda Banken AB, Class A	11,095	169,929
Swedbank AB, Class A	40,871	868,094
Total Sweden		1,765,784
Switzerland – 8.9%
Holcim AG, Registered Shares	5,007	490,046
Sonova Holding AG, Registered Shares	1,072	386,075
Swiss Prime Site AG, Registered Shares	6,749	758,867
Swiss Re AG	15,305	2,117,353
Zurich Insurance Group AG	4,078	2,464,542
Total Switzerland		6,216,883
United Kingdom – 21.3%
BAE Systems PLC	79,229	1,315,138
British American Tobacco PLC	63,388	2,316,093
Bunzl PLC	3,884	184,114
CK Hutchison Holdings Ltd.	34,500	198,539
Coca-Cola Europacific Partners PLC	2,211	174,116
Haleon PLC	38,467	202,727
Imperial Brands PLC	53,519	1,559,946
Investments	Shares	Value
J Sainsbury PLC	45,940	$182,030
Legal & General Group PLC	57,377	174,166
M&G PLC	732,639	2,038,171
Melrose Industries PLC	26,646	162,875
Phoenix Group Holdings PLC	110,481	829,143
Reckitt Benckiser Group PLC	6,923	425,028
RELX PLC	3,629	170,810
Schroders PLC	197,516	925,163
Shell PLC	37,751	1,227,954
Unilever PLC	9,051	587,481
United Utilities Group PLC	134,283	1,883,159
Vodafone Group PLC	192,607	193,868
WPP PLC	17,732	181,526
Total United Kingdom		14,932,047
United States – 0.7%
GSK PLC	24,856	505,610
TOTAL COMMON STOCKS (Cost: $63,837,639)		68,733,570
EXCHANGE-TRADED FUND – 0.4%
United States – 0.4%
iShares MSCI EAFE Value ETF(a) (Cost: $279,142)	5,087	292,655
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.6%
United States – 5.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(c) (Cost: $3,917,479)	3,917,479	3,917,479
TOTAL INVESTMENTS IN SECURITIES – 104.2% (Cost: $68,034,260)		72,943,704
Other Assets less Liabilities – (4.2)%		(2,930,528)
NET ASSETS – 100.0%		$70,013,176

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2024 (See Note 2). At September 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,511,866 and the total market value of the collateral held by the Fund was $6,885,649. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,968,170.

(b)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)   Rate shown represents annualized 7-day yield as of September 30, 2024.

See Notes to Financial Statements.

10    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree International AI Enhanced Value Fund (AIVI) September 30, 2024

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of New York Mellon Corp.	10/1/2024	41,528	USD	59,915	AUD	$ —	$ (38)
Bank of New York Mellon Corp.	10/1/2024	27,989	USD	25,030	EUR	54	—
Bank of New York Mellon Corp.	10/1/2024	43,090	USD	32,128	GBP	—	(5)
Bank of New York Mellon Corp.	10/1/2024	4,036	USD	14,923	ILS	24	—
Bank of New York Mellon Corp.	10/1/2024	5,489	USD	7,024	SGD	11	—
						$ 89	$ (43)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$68,733,570	$—	$—	$68,733,570
Exchange-Traded Fund	292,655	—	—	292,655
Investment of Cash Collateral for Securities Loaned	—	3,917,479	—	3,917,479
Total Investments in Securities	$69,026,225	$3,917,479	$—	$72,943,704
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$89	$—	$89
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(43)	$—	$(43)
Total – Net	$69,026,225	$3,917,525	$—	$72,943,750

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    11

Schedule of Investments (unaudited) WisdomTree International Equity Fund (DWM) September 30, 2024
Investments	Shares	Value
COMMON STOCKS – 99.1%
Australia – 8.0%
AGL Energy Ltd.	23,797	$195,304
ALS Ltd.	14,316	143,216
Amotiv Ltd.(a)	7,369	53,423
Ampol Ltd.	13,295	281,591
ANZ Group Holdings Ltd.	115,040	2,432,579
APA Group(a)	45,800	246,564
Aristocrat Leisure Ltd.	8,147	331,206
AUB Group Ltd.	3,652	77,983
Aurizon Holdings Ltd.	46,434	113,714
Australian Clinical Labs Ltd.(a)(b)	31,091	79,160
Bank of Queensland Ltd.(a)	13,152	56,388
Bapcor Ltd.(a)	2,049	7,548
Bendigo & Adelaide Bank Ltd.	40,453	326,949
BlueScope Steel Ltd.	10,299	158,618
Brambles Ltd.	42,652	563,095
Brickworks Ltd.	8,086	163,746
CAR Group Ltd.	10,809	280,903
Centuria Capital Group	115,092	166,876
Challenger Ltd.	15,058	67,902
Champion Iron Ltd.(a)	18,636	95,026
Charter Hall Group	17,002	188,368
Cleanaway Waste Management Ltd.	73,423	149,755
Cochlear Ltd.	788	154,212
Coles Group Ltd.	54,981	688,864
Commonwealth Bank of Australia	46,801	4,395,870
Computershare Ltd.	9,653	169,227
CSL Ltd.	5,314	1,055,397
Dexus(a)	46,795	246,077
Eagers Automotive Ltd.(a)	11,986	90,803
Endeavour Group Ltd.	40,542	141,193
First Resources Ltd.	167,300	191,834
Goodman Group	18,787	482,109
GPT Group	74,041	255,802
Harvey Norman Holdings Ltd.(a)	84,639	290,656
Helia Group Ltd.	45,072	126,951
IDP Education Ltd.(a)	6,123	67,541
IGO Ltd.(a)	31,714	128,929
Iluka Resources Ltd.	11,067	53,514
Incitec Pivot Ltd.	142,463	307,373
Insignia Financial Ltd.	40,665	74,196
Insurance Australia Group Ltd.	41,767	213,262
IPH Ltd.	19,952	84,158
IVE Group Ltd.(a)	40,551	57,390
JB Hi-Fi Ltd.	8,961	496,963
Lottery Corp. Ltd.	80,141	284,661
Lovisa Holdings Ltd.(a)	4,589	114,610
Macquarie Group Ltd.	10,718	1,727,814
McMillan Shakespeare Ltd.	7,802	82,976
Medibank Pvt Ltd.	80,511	203,869
Investments	Shares	Value
Metcash Ltd.	58,608	$145,560
Mineral Resources Ltd.(a)	4,529	163,509
Mirvac Group(a)	137,337	204,847
Monadelphous Group Ltd.	7,401	66,286
MyState Ltd.(a)	40,711	103,653
National Australia Bank Ltd.	110,647	2,867,038
New Hope Corp. Ltd.(a)	65,033	235,058
Nine Entertainment Co. Holdings Ltd.	51,106	44,496
Northern Star Resources Ltd.	14,720	163,086
NRW Holdings Ltd.	43,584	108,246
Orica Ltd.	10,210	131,393
Origin Energy Ltd.	43,689	303,396
Orora Ltd.	56,774	107,526
Premier Investments Ltd.	5,779	123,483
QBE Insurance Group Ltd.	39,849	457,252
Qube Holdings Ltd.	71,563	196,105
Ramsay Health Care Ltd.(a)	2,965	85,611
REA Group Ltd.(a)	1,394	194,385
Reece Ltd.(a)	8,801	174,012
Reliance Worldwide Corp. Ltd.	36,746	149,641
Rio Tinto Ltd.	13,717	1,228,823
Rio Tinto PLC	48,358	3,437,195
Santos Ltd.	103,213	502,660
Scentre Group	269,068	681,331
SEEK Ltd.(a)	7,348	126,677
Seven Group Holdings Ltd.	8,233	244,915
SmartGroup Corp. Ltd.	13,511	78,548
Sonic Healthcare Ltd.	12,828	242,331
Steadfast Group Ltd.	33,022	129,894
Stockland	103,432	376,001
Suncorp Group Ltd.	31,146	390,880
Super Retail Group Ltd.(a)	16,879	212,767
Telstra Group Ltd.	484,061	1,302,972
TPG Telecom Ltd.(a)	43,698	149,152
Transurban Group	104,105	948,286
Treasury Wine Estates Ltd.	11,785	98,110
Ventia Services Group Pty. Ltd.	65,497	206,745
Vicinity Ltd.	206,041	315,900
Viva Energy Group Ltd.(c)	88,289	179,464
Waypoint REIT Ltd.	32,768	60,015
Wesfarmers Ltd.	42,045	2,054,353
Westpac Banking Corp.	139,272	3,064,786
Whitehaven Coal Ltd.	57,558	288,301
Woodside Energy Group Ltd.(a)	124,596	2,178,250
Woolworths Group Ltd.	21,489	496,436
Worley Ltd.	19,874	204,470
Yancoal Australia Ltd.	112,069	476,595
Total Australia		44,066,605
Austria – 0.8%
ANDRITZ AG	4,212	299,206
BAWAG Group AG(c)	4,304	334,082

See Notes to Financial Statements.

12    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree International Equity Fund (DWM) September 30, 2024
Investments	Shares	Value
CA Immobilien Anlagen AG	2,723	$81,628
Erste Group Bank AG	21,529	1,183,352
Mondi PLC	13,091	249,522
Oesterreichische Post AG	2,157	72,220
OMV AG	14,666	627,876
Telekom Austria AG	36,837	361,785
UNIQA Insurance Group AG	24,665	203,703
Verbund AG	4,689	389,870
voestalpine AG	7,694	200,761
Wienerberger AG	2,936	97,319
Total Austria		4,101,324
Belgium – 0.9%
Ackermans & van Haaren NV	520	110,672
Aedifica SA	2,542	178,447
Ageas SA(a)	9,372	501,225
Anheuser-Busch InBev SA	15,608	1,034,359
Bekaert SA	2,017	83,110
bpost SA	12,392	35,474
Cofinimmo SA	2,442	179,876
Colruyt Group NV	2,272	106,042
D’ieteren Group(a)	797	168,914
KBC Group NV	19,323	1,540,204
Melexis NV(a)	1,610	133,236
Solvay SA(a)	4,246	166,804
Tessenderlo Group SA(a)	3,315	94,527
UCB SA	2,589	468,092
Warehouses De Pauw CVA(a)	3,110	83,094
Xior Student Housing NV(b)	3,202	120,966
Total Belgium		5,005,042
China – 0.5%
BOC Aviation Ltd.(c)	23,400	193,707
BOC Hong Kong Holdings Ltd.	445,444	1,427,944
CITIC Telecom International Holdings Ltd.(a)	282,000	87,132
Prosus NV	9,047	396,405
Qingdao Port International Co. Ltd., Class H(c)	148,000	113,560
Wilmar International Ltd.	189,700	495,706
Total China		2,714,454
Denmark – 1.4%
Alm Brand AS	55,329	111,080
Carlsberg AS, Class B	3,380	403,606
Coloplast AS, Class B	3,138	411,071
D/S Norden AS	4,245	176,931
Danske Bank AS	22,201	669,736
Dfds AS	3,263	83,877
DSV AS	1,376	284,800
H Lundbeck AS	18,824	122,027
Novo Nordisk AS, Class B	34,283	4,038,306
Novonesis (Novozymes) B, Class B	4,455	321,611
Pandora AS	2,038	336,387
Royal Unibrew AS*	1,536	129,351
Scandinavian Tobacco Group AS(c)	6,695	103,039
Investments	Shares	Value
Spar Nord Bank AS	7,043	$134,755
Sydbank AS	3,125	154,390
Tryg AS	17,144	407,585
Total Denmark		7,888,552
Finland – 1.5%
Cargotec OYJ, Class B	1,993	116,731
Citycon OYJ	22,001	102,195
Elisa OYJ	9,013	479,008
Huhtamaki OYJ(a)	1,577	61,389
Kemira OYJ	6,062	151,682
Kesko OYJ, Class B(a)	15,040	321,692
Kone OYJ, Class B	12,266	735,125
Konecranes OYJ	4,019	302,316
Metsa Board OYJ, Class B(a)	18,668	131,049
Metso OYJ(a)	16,787	179,857
Nokia OYJ	113,195	495,724
Nordea Bank Abp	251,870	2,971,771
Orion OYJ, Class B	3,239	177,925
Outokumpu OYJ(a)	21,641	87,722
Sampo OYJ, Class A	13,913	650,607
Sampo OYJ, Class A*	3,942	183,883
TietoEVRY OYJ(a)	2,407	49,831
UPM-Kymmene OYJ	15,977	536,182
Valmet OYJ(a)	8,930	286,632
Wartsila OYJ Abp	11,270	252,815
Total Finland		8,274,136
France – 11.7%
Accor SA	4,884	212,581
Aeroports de Paris SA(a)	2,242	288,502
Air Liquide SA	10,219	1,976,016
Airbus SE(a)	7,202	1,054,719
Alten SA	663	74,068
Amundi SA(c)	10,330	773,006
Antin Infrastructure Partners SA	6,795	90,699
Arkema SA	2,211	210,979
AXA SA	127,121	4,898,889
BioMerieux	1,032	123,930
BNP Paribas SA	54,152	3,719,858
Bollore SE	33,244	222,055
Bouygues SA	14,850	498,195
Bureau Veritas SA	15,849	526,757
Capgemini SE	2,148	464,952
Carrefour SA(a)	18,020	307,903
Cie de Saint-Gobain SA	13,124	1,196,956
Cie Generale des Etablissements Michelin SCA	29,918	1,217,399
Coface SA	17,562	287,925
Credit Agricole SA	167,539	2,566,327
Danone SA	22,623	1,649,731
Dassault Aviation SA	831	171,576
Dassault Systemes SE	5,606	222,922
Edenred SE(a)	3,921	148,873
See Notes to Financial Statements.

WisdomTree Trust    13

Schedule of Investments (unaudited) (continued) WisdomTree International Equity Fund (DWM) September 30, 2024
Investments	Shares	Value
Eiffage SA	4,806	$464,714
Eramet SA(a)	1,155	91,264
EssilorLuxottica SA	5,637	1,337,504
Eurazeo SE	2,413	198,611
Gaztransport & Technigaz SA	1,234	174,492
Gecina SA	2,825	326,004
Getlink SE	18,484	330,478
Hermes International SCA	721	1,775,107
Imerys SA	4,060	134,938
Interparfums SA(a)	2,970	150,320
Ipsen SA	875	107,908
IPSOS SA	2,558	161,157
Kering SA	2,670	765,376
Klepierre SA	14,783	485,718
L’Oreal SA	7,630	3,423,642
La Francaise des Jeux SAEM(c)	9,569	394,500
Legrand SA	5,965	687,693
LVMH Moet Hennessy Louis Vuitton SE	5,778	4,439,819
Metropole Television SA	7,669	104,248
Nexans SA	1,243	182,562
Orange SA	98,409	1,129,595
Pernod Ricard SA	4,520	684,041
Publicis Groupe SA	9,673	1,060,123
Rexel SA	19,456	563,909
Rubis SCA	10,625	290,759
Safran SA	3,695	870,535
Sanofi SA	33,520	3,849,489
Schneider Electric SE	12,025	3,169,923
SCOR SE	5,732	128,328
SEB SA	1,026	117,369
Societe BIC SA	1,491	100,507
Societe Generale SA	40,884	1,019,799
Sodexo SA	2,185	179,601
Sopra Steria Group	610	128,261
SPIE SA	5,063	193,814
Teleperformance SE(a)	1,454	150,915
Television Francaise 1 SA	14,040	124,963
Thales SA	2,925	465,347
TotalEnergies SE(a)	112,100	7,318,890
Valeo SE(a)	5,566	67,213
Veolia Environnement SA	30,325	999,082
Verallia SA(a)(c)	4,954	145,300
Vinci SA	21,817	2,555,414
Vivendi SE	27,559	319,260
Wendel SE	1,790	183,392
Total France		64,456,702
Georgia – 0.0%
Bank of Georgia Group PLC	3,790	186,826
Germany – 8.8%
Allianz SE, Registered Shares	18,688	6,152,740
Aurubis AG	1,226	90,101
Investments	Shares	Value
Bayer AG, Registered Shares	34,883	$1,180,588
Bayerische Motoren Werke AG	53,516	4,729,148
Beiersdorf AG	1,316	198,498
Bilfinger SE	2,519	136,068
Brenntag SE	3,321	248,255
Carl Zeiss Meditec AG, Bearer Shares	1,432	113,711
Commerzbank AG	15,453	284,995
Continental AG	3,495	226,781
CTS Eventim AG & Co. KGaA	2,038	212,326
Daimler Truck Holding AG	24,053	902,776
Dermapharm Holding SE	2,178	84,955
Deutsche Bank AG, Registered Shares	36,209	626,291
Deutsche Boerse AG	2,535	596,110
Deutsche Post AG, Registered Shares	39,860	1,780,765
Deutsche Telekom AG, Registered Shares	161,421	4,754,263
Deutz AG	21,603	108,447
DWS Group GmbH & Co. KGaA(c)	9,260	381,968
E.ON SE	111,893	1,667,748
Evonik Industries AG	21,511	504,154
Fielmann Group AG	1,792	92,798
Freenet AG	7,780	232,006
Fresenius Medical Care AG	7,090	302,190
GEA Group AG	2,430	119,220
Hamborner REIT AG	14,353	106,044
Hannover Rueck SE	3,375	964,644
Heidelberg Materials AG	7,095	772,834
Henkel AG & Co. KGaA	5,010	426,904
HochTief AG	3,225	398,078
Infineon Technologies AG	10,178	357,359
K & S AG, Registered Shares	8,119	104,295
Kloeckner & Co. SE	11,701	67,384
Knorr-Bremse AG	3,124	278,400
Lanxess AG	4,005	126,852
Mercedes-Benz Group AG	62,392	4,041,476
Merck KGaA	1,276	225,005
MTU Aero Engines AG	663	207,184
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	3,576	1,972,749
Mutares SE & Co. KGaA	2,491	58,382
Puma SE	2,445	102,328
Rheinmetall AG	559	303,451
RWE AG	10,695	390,074
SAP SE	12,608	2,876,145
Siemens AG, Registered Shares	26,685	5,400,632
Siemens Healthineers AG(c)	15,180	912,477
Siltronic AG	1,326	101,150
Sixt SE	1,340	98,105
Stroeer SE & Co. KGaA	3,125	200,366
Suedzucker AG	3,660	46,076
Symrise AG	1,382	191,409
Talanx AG	8,148	687,474
thyssenkrupp AG	16,564	64,240

See Notes to Financial Statements.

14    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree International Equity Fund (DWM) September 30, 2024
Investments	Shares	Value
Traton SE	11,734	$385,015
United Internet AG, Registered Shares	3,275	67,509
Vonovia SE	20,968	765,926
Wacker Neuson SE	4,616	76,554
Total Germany		48,503,423
Hong Kong – 1.7%
AIA Group Ltd.	153,565	1,376,994
Bank of East Asia Ltd.	103,800	133,634
CLP Holdings Ltd.	81,500	722,404
Dah Sing Financial Holdings Ltd.	19,200	61,178
Hang Lung Group Ltd.	95,000	128,420
Hang Seng Bank Ltd.	58,800	739,968
Hong Kong & China Gas Co. Ltd.	603,570	497,309
Hong Kong Exchanges & Clearing Ltd.	21,429	899,921
Kowloon Development Co. Ltd.	102,232	51,462
Link REIT	109,173	551,663
MTR Corp. Ltd.	158,053	597,213
Power Assets Holdings Ltd.	100,000	641,133
Sun Hung Kai Properties Ltd.	103,500	1,139,932
Swire Pacific Ltd., Class A	44,500	380,406
Swire Pacific Ltd., Class B	207,500	281,030
Swire Properties Ltd.	221,400	455,484
Techtronic Industries Co. Ltd.	37,000	562,562
Total Hong Kong		9,220,713
Indonesia – 0.0%
Bumitama Agri Ltd.	225,100	131,689
Ireland – 0.4%
AIB Group PLC	39,532	226,996
Bank of Ireland Group PLC	17,838	199,678
CRH PLC	16,764	1,533,121
Glanbia PLC	8,465	149,363
Kenmare Resources PLC	15,502	70,074
Kerry Group PLC, Class A	1,233	128,183
Kingspan Group PLC	1,264	118,992
Total Ireland		2,426,407
Israel – 0.8%
Amot Investments Ltd.	37,356	161,588
Ashtrom Group Ltd.*	6,505	90,518
Azrieli Group Ltd.	3,962	276,297
Bank Hapoalim BM	56,536	566,774
Bank Leumi Le-Israel BM	46,217	452,764
Delek Group Ltd.	1,450	169,960
Elbit Systems Ltd.	621	123,676
Energean PLC(a)	16,186	195,834
FIBI Holdings Ltd.	3,337	146,858
First International Bank of Israel Ltd.	6,953	288,049
Gav-Yam Lands Corp. Ltd.	17,401	144,318
Harel Insurance Investments & Financial Services Ltd.	11,666	113,502
ICL Group Ltd.	82,695	353,038
Investments	Shares	Value
Israel Discount Bank Ltd., Class A	59,457	$333,274
Mivne Real Estate KD Ltd.	37,588	96,403
Mizrahi Tefahot Bank Ltd.	10,557	412,948
Newmed Energy LP	46,232	127,397
Oil Refineries Ltd.	346,378	89,488
Phoenix Financial Ltd.	10,237	115,588
Plus500 Ltd.	1,890	63,480
Total Israel		4,321,754
Italy – 4.6%
A2A SpA	161,300	373,359
ACEA SpA	11,074	217,274
Amplifon SpA(a)	1,972	56,804
Anima Holding SpA(c)	18,443	112,179
Azimut Holding SpA	6,841	176,977
Banca Generali SpA	5,893	264,654
Banca IFIS SpA	5,210	127,340
Banca Mediolanum SpA	46,052	581,807
Banca Popolare di Sondrio SpA	19,623	150,564
Banco BPM SpA	67,903	459,094
BPER Banca SpA	42,339	238,625
Brembo NV(a)	10,477	114,976
Credito Emiliano SpA	28,460	322,710
De’ Longhi SpA	2,919	89,979
DiaSorin SpA(a)	112	13,112
Enav SpA(c)	34,720	154,377
Enel SpA	661,625	5,298,068
Eni SpA(a)	124,231	1,896,982
ERG SpA(a)	7,104	195,198
Ferrari NV	1,232	577,077
FinecoBank Banca Fineco SpA(a)	18,348	314,838
Generali(a)	83,458	2,417,069
Hera SpA(a)	53,802	215,084
Infrastrutture Wireless Italiane SpA(a)(c)	24,875	306,767
Intesa Sanpaolo SpA	760,767	3,258,246
Iren SpA	66,767	151,564
Italgas SpA	34,970	211,924
Mediobanca Banca di Credito Finanziario SpA(a)	44,339	758,351
Moncler SpA	4,275	272,049
Piaggio & C SpA(a)	35,176	103,328
Poste Italiane SpA(c)	84,078	1,181,386
PRADA SpA	30,200	233,280
Prysmian SpA	4,646	338,073
Recordati Industria Chimica & Farmaceutica SpA	5,238	296,970
Snam SpA(a)	130,528	665,884
Technogym SpA(c)	11,787	123,327
Terna – Rete Elettrica Nazionale(a)	53,997	487,410
UniCredit SpA	48,885	2,147,680
Unieuro SpA(c)	1,271	16,483
Unipol Gruppo SpA	33,270	396,188
Zignago Vetro SpA(a)	7,528	92,082
Total Italy		25,409,139

See Notes to Financial Statements.

WisdomTree Trust    15

Schedule of Investments (unaudited) (continued) WisdomTree International Equity Fund (DWM) September 30, 2024
Investments	Shares	Value
Japan – 18.0%
77 Bank Ltd.	5,500	$150,535
ABC-Mart, Inc.	8,600	183,375
ADEKA Corp.	7,600	154,959
Advantest Corp.	5,100	240,346
Aeon Co. Ltd.	9,400	256,226
Aeon Delight Co. Ltd.	1,400	39,688
AGC, Inc.	6,300	204,671
Air Water, Inc.	9,500	133,594
Aisin Corp.(a)	21,300	234,830
Ajinomoto Co., Inc.(a)	4,200	162,844
Amada Co. Ltd.(a)	14,100	143,671
Amano Corp.	4,800	144,497
ARE Holdings, Inc.(a)	1,600	20,302
Asahi Group Holdings Ltd.	24,600	323,064
Asahi Kasei Corp.	31,831	240,780
Astellas Pharma, Inc.(a)	42,600	490,508
Azbil Corp.	12,000	97,357
Bandai Namco Holdings, Inc.	12,400	283,993
Bridgestone Corp.	23,000	884,368
Canon Marketing Japan, Inc.	4,200	136,418
Canon, Inc.	32,300	1,061,989
Capcom Co. Ltd.	3,700	86,085
Casio Computer Co. Ltd.(a)	2,700	22,434
Central Japan Railway Co.	4,500	104,352
Chiba Bank Ltd.	18,500	149,058
Chubu Electric Power Co., Inc.	23,200	272,645
Chugai Pharmaceutical Co. Ltd.	21,100	1,022,548
Citizen Watch Co. Ltd.(a)	14,300	91,075
CKD Corp.	2,000	41,177
COMSYS Holdings Corp.	5,300	115,789
Concordia Financial Group Ltd.(a)	28,800	159,463
Cosmo Energy Holdings Co. Ltd.	3,500	191,198
Dai-ichi Life Holdings, Inc.	17,333	446,170
Daicel Corp.	9,500	88,498
Daido Steel Co. Ltd.	16,800	164,958
Daifuku Co. Ltd.	6,400	123,557
Daiichi Sankyo Co. Ltd.	9,900	325,917
Daiichikosho Co. Ltd.	3,100	37,753
Daikin Industries Ltd.	3,200	449,105
Daishi Hokuetsu Financial Group, Inc.	9,400	154,498
Daito Trust Construction Co. Ltd.(a)	2,100	255,600
Daiwa House Industry Co. Ltd.	19,100	601,549
Daiwa Securities Group, Inc.(a)	38,000	266,988
DCM Holdings Co. Ltd.	9,500	104,869
Denka Co. Ltd.(a)	3,200	50,392
Denso Corp.(a)	66,400	986,669
Dentsu Group, Inc.	7,000	215,667
Dentsu Soken, Inc.	2,600	100,699
Disco Corp.	1,000	262,095
DMG Mori Co. Ltd.(a)	7,800	164,463
Investments	Shares	Value
Doutor Nichires Holdings Co. Ltd.	9,500	$152,356
Dowa Holdings Co. Ltd.	2,100	77,150
East Japan Railway Co.	9,000	179,226
Ebara Corp.	14,600	237,566
EDION Corp.(a)	9,400	120,720
Electric Power Development Co. Ltd.(a)	8,500	142,320
ENEOS Holdings, Inc.	78,200	425,715
Exedy Corp.	2,800	62,542
FANUC Corp.(a)	15,000	439,388
Fast Retailing Co. Ltd.	2,400	795,638
Fuji Electric Co. Ltd.(a)	3,300	198,867
FUJIFILM Holdings Corp.	19,200	495,034
Fujikura Ltd.	11,300	380,617
Fujitec Co. Ltd.(a)	5,300	184,003
Fujitsu Ltd.	24,200	496,638
Fukuoka Financial Group, Inc.	5,900	151,418
Furuya Metal Co. Ltd.(a)	900	25,262
G-Tekt Corp.	9,400	103,174
GS Yuasa Corp.	3,000	59,721
Gunze Ltd.	5,200	204,670
Hachijuni Bank Ltd.	23,400	137,498
Hakuhodo DY Holdings, Inc.(a)	3,000	24,518
Hamamatsu Photonics KK(a)	800	10,489
Hankyu Hanshin Holdings, Inc.	3,300	102,018
Haseko Corp.(a)	21,100	276,215
Heiwa Corp.	8,600	127,581
Hioki EE Corp.(a)	2,000	114,933
Hirose Electric Co. Ltd.	700	89,115
Hitachi Construction Machinery Co. Ltd.(a)	6,700	162,582
Hitachi Ltd.	75,900	2,006,277
Honda Motor Co. Ltd.	105,400	1,110,812
Horiba Ltd.	2,000	130,649
Hoya Corp.	3,100	428,786
HU Group Holdings, Inc.(a)	1,900	35,220
Hulic Co. Ltd.	19,600	199,302
Ichibanya Co. Ltd.(a)	16,400	119,354
Idemitsu Kosan Co. Ltd.	32,355	232,529
IHI Corp.(a)	5,100	265,375
Iida Group Holdings Co. Ltd.(a)	5,000	77,286
Iino Kaiun Kaisha Ltd.(a)	11,000	96,511
INFRONEER Holdings, Inc.	9,900	81,150
Inpex Corp.	40,900	554,140
Isetan Mitsukoshi Holdings Ltd.(a)	5,200	80,923
Isuzu Motors Ltd.(a)	25,300	341,543
ITOCHU Corp.(a)	32,700	1,755,247
IwaiCosmo Holdings, Inc.	6,900	96,235
Izumi Co. Ltd.	4,500	111,588
Japan Airlines Co. Ltd.	9,500	167,200
Japan Exchange Group, Inc.(a)	19,000	246,466
Japan Post Holdings Co. Ltd.(a)	123,600	1,180,352
Japan Post Insurance Co. Ltd.(a)	9,000	163,842

See Notes to Financial Statements.

16    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree International Equity Fund (DWM) September 30, 2024
Investments	Shares	Value
Japan Tobacco, Inc.	105,244	$3,074,767
JFE Holdings, Inc.(a)	15,400	206,550
Joshin Denki Co. Ltd.	9,400	177,827
JTEKT Corp.	12,900	92,124
K’s Holdings Corp.	9,500	102,445
Kaga Electronics Co. Ltd.	4,200	82,215
Kajima Corp.(a)	13,100	245,030
Kakaku.com, Inc.	9,000	156,764
Kamigumi Co. Ltd.	8,400	191,384
Kansai Electric Power Co., Inc.(a)	16,989	281,487
Kao Corp.	9,500	472,144
Kawasaki Heavy Industries Ltd.	4,600	186,682
KDDI Corp.	47,500	1,525,552
Keyence Corp.	1,100	525,699
Kikkoman Corp.(a)	8,000	91,051
Kintetsu Group Holdings Co. Ltd.(a)	3,400	84,762
Kirin Holdings Co. Ltd.	16,100	246,047
Kobayashi Pharmaceutical Co. Ltd.(a)	2,200	87,714
Kobe Steel Ltd.(a)	18,600	222,552
Koei Tecmo Holdings Co. Ltd.(a)	7,600	87,907
Komatsu Ltd.	41,000	1,136,787
Konami Group Corp.	1,400	142,359
Kose Corp.	1,300	84,376
Kubota Corp.	18,600	264,098
Kurabo Industries Ltd.	2,500	84,767
Kuraray Co. Ltd.	11,600	171,883
KYB Corp.	3,600	121,183
Kyowa Kirin Co. Ltd.	9,400	166,064
Kyudenko Corp.	2,900	137,113
Kyushu Financial Group, Inc.(a)	14,200	69,203
Kyushu Railway Co.	8,000	231,264
Lintec Corp.	7,800	180,222
M3, Inc.	7,800	78,414
Macnica Holdings, Inc.	7,500	104,132
Marubeni Corp.	64,900	1,061,703
Marui Group Co. Ltd.(a)	7,200	120,327
Mazda Motor Corp.(a)	19,700	147,364
Medipal Holdings Corp.	6,700	116,655
MEIJI Holdings Co. Ltd.(a)	6,400	160,626
MEITEC Group Holdings, Inc.	6,800	150,747
Minebea Mitsumi, Inc.	6,700	131,995
Mitsubishi Chemical Group Corp.	55,800	358,464
Mitsubishi Corp.(a)	124,600	2,571,879
Mitsubishi Electric Corp.	37,200	599,065
Mitsubishi Estate Co. Ltd.	18,300	288,944
Mitsubishi Gas Chemical Co., Inc.	9,400	182,000
Mitsubishi Heavy Industries Ltd.	45,400	672,081
Mitsubishi Logistics Corp.	3,700	135,077
Mitsubishi Materials Corp.(a)	3,000	54,006
Mitsubishi Shokuhin Co. Ltd.	3,100	113,996
Mitsubishi UFJ Financial Group, Inc.	350,400	3,560,587
Investments	Shares	Value
Mitsuboshi Belting Ltd.(a)	3,700	$102,821
Mitsui Chemicals, Inc.(a)	5,900	156,946
Mitsui Fudosan Co. Ltd.	38,200	357,324
Mitsui High-Tec, Inc.	2,500	15,740
Mitsui Mining & Smelting Co. Ltd.	2,000	68,233
Miura Co. Ltd.	4,500	110,487
Mizuho Financial Group, Inc.(a)	85,230	1,749,408
Mizuho Medy Co. Ltd.(a)	6,000	68,037
Mizuno Corp.	1,500	95,428
MS&AD Insurance Group Holdings, Inc.	41,190	958,912
Murata Manufacturing Co. Ltd.	23,800	466,965
Musashi Seimitsu Industry Co. Ltd.(a)	3,500	47,812
Nabtesco Corp.	5,300	91,483
NEC Corp.	4,300	413,346
NGK Insulators Ltd.	4,900	64,093
NHK Spring Co. Ltd.	13,700	174,123
Nichirei Corp.(a)	5,500	171,760
Nikkon Holdings Co. Ltd.	12,600	166,793
Nikon Corp.(a)	9,000	93,467
Nintendo Co. Ltd.	24,100	1,286,546
Nippon Denko Co. Ltd.	20,400	43,641
Nippon Electric Glass Co. Ltd.	8,300	195,082
Nippon Express Holdings, Inc.(a)	3,900	205,606
Nippon Gas Co. Ltd.(a)	7,900	126,862
Nippon Kayaku Co. Ltd.	14,600	127,485
Nippon Light Metal Holdings Co. Ltd.	7,900	89,913
Nippon Paint Holdings Co. Ltd.(a)	21,400	164,195
Nippon Shinyaku Co. Ltd.	2,300	59,912
Nippon Steel Corp.(a)	47,400	1,059,740
Nippon Telegraph & Telephone Corp.	1,648,600	1,691,936
Nishi-Nippon Financial Holdings, Inc.	5,500	62,752
Nishimatsu Construction Co. Ltd.(a)	4,600	163,592
Nissan Chemical Corp.(a)	3,400	121,843
Nissan Motor Co. Ltd.(a)	51,000	143,509
Nisshin Oillio Group Ltd.	3,300	121,581
Nisshin Seifun Group, Inc.	9,500	120,776
Nisshinbo Holdings, Inc.	17,400	116,633
Nissin Foods Holdings Co. Ltd.(a)	5,400	151,271
Niterra Co. Ltd.(a)	11,000	307,222
Nitto Denko Corp.(a)	18,000	300,566
Noevir Holdings Co. Ltd.	2,200	79,516
NOF Corp.	11,100	190,898
Nomura Holdings, Inc.	67,800	352,177
Nomura Real Estate Holdings, Inc.(a)	9,400	251,758
Nomura Research Institute Ltd.	9,500	351,999
Noritake Co. Ltd.	6,800	185,640
NSK Ltd.(a)	16,200	81,646
Obayashi Corp.(a)	16,200	205,331
Obic Co. Ltd.	3,000	105,831
Oji Holdings Corp.(a)	20,800	83,468
Okamura Corp.(a)	9,400	129,920
See Notes to Financial Statements.

WisdomTree Trust    17

Schedule of Investments (unaudited) (continued) WisdomTree International Equity Fund (DWM) September 30, 2024
Investments	Shares	Value
Oki Electric Industry Co. Ltd.	15,400	$104,863
OKUMA Corp.(a)	4,400	94,220
Okuwa Co. Ltd.	15,400	95,496
Olympus Corp.	8,800	167,246
Omron Corp.(a)	3,600	164,773
Ono Pharmaceutical Co. Ltd.(a)	5,400	72,162
Open House Group Co. Ltd.(a)	2,900	109,581
Oracle Corp.	3,400	350,482
Osaka Gas Co. Ltd.	9,100	205,106
OSG Corp.	8,900	125,965
Otsuka Corp.	9,500	235,375
Otsuka Holdings Co. Ltd.	9,400	531,182
Panasonic Holdings Corp.	37,700	327,608
Persol Holdings Co. Ltd.	87,000	156,191
Pigeon Corp.	9,500	111,710
Pola Orbis Holdings, Inc.	6,300	65,141
Recruit Holdings Co. Ltd.	6,500	395,571
Resona Holdings, Inc.(a)	45,400	316,632
Resonac Holdings Corp.(a)	5,300	136,353
Ricoh Co. Ltd.	12,200	131,561
Rohm Co. Ltd.(a)	4,800	53,893
San-In Godo Bank Ltd.(a)	3,000	25,587
Sankyo Co. Ltd.	16,900	248,821
Santen Pharmaceutical Co. Ltd.	9,400	113,984
Sanwa Holdings Corp.	9,700	255,995
SBI Holdings, Inc.(a)	11,200	257,998
SCREEN Holdings Co. Ltd.(a)	2,900	202,193
SCSK Corp.	9,500	196,555
Secom Co. Ltd.	5,800	214,662
Sega Sammy Holdings, Inc.	9,500	189,947
Seiko Epson Corp.(a)	9,400	173,457
Sekisui Chemical Co. Ltd.	10,400	162,246
Sekisui House Ltd.	15,800	438,963
Senko Group Holdings Co. Ltd.(a)	9,400	81,948
Seria Co. Ltd.	5,600	137,416
Seven & i Holdings Co. Ltd.	35,100	526,844
SG Holdings Co. Ltd.	9,400	101,268
Shibusawa Warehouse Co. Ltd.	9,500	199,577
Shiga Bank Ltd.(a)	4,300	97,550
Shimadzu Corp.(a)	5,800	193,577
Shimano, Inc.	800	151,957
Shin-Etsu Chemical Co. Ltd.	46,300	1,934,669
Shionogi & Co. Ltd.	21,000	301,479
Shiseido Co. Ltd.	4,100	111,070
SMC Corp.	600	266,988
Sodick Co. Ltd.	17,300	96,514
SoftBank Corp.(a)	1,541,000	2,016,745
Sojitz Corp.(a)	12,300	289,356
Sompo Holdings, Inc.	28,500	637,783
Sony Group Corp.	29,500	572,821
St. Marc Holdings Co. Ltd.	10,000	151,706
Investments	Shares	Value
Starts Corp., Inc.	6,000	$145,763
Subaru Corp.	22,700	393,886
SUMCO Corp.(a)	9,500	102,412
Sumitomo Bakelite Co. Ltd.	5,600	157,265
Sumitomo Corp.	49,400	1,103,073
Sumitomo Electric Industries Ltd.(a)	19,200	308,121
Sumitomo Forestry Co. Ltd.	6,700	332,330
Sumitomo Heavy Industries Ltd.	3,600	86,577
Sumitomo Mitsui Financial Group, Inc.	85,500	1,820,103
Sumitomo Mitsui Trust Holdings, Inc.(a)	21,814	517,137
Sumitomo Realty & Development Co. Ltd.(a)	4,300	144,476
Sumitomo Rubber Industries Ltd.	6,700	73,422
Sun Frontier Fudousan Co. Ltd.	14,700	180,667
Sundrug Co. Ltd.	4,800	142,081
Suzuki Motor Corp.(a)	30,400	338,451
Sysmex Corp.	7,800	154,157
T&D Holdings, Inc.	9,700	169,194
Taiheiyo Cement Corp.	5,400	127,185
Taisei Corp.	6,200	271,337
Taiyo Yuden Co. Ltd.(a)	3,100	63,185
Takara Holdings, Inc.	14,900	126,771
Takara Standard Co. Ltd.(a)	9,500	105,998
Takashimaya Co. Ltd.(a)	9,600	76,711
Takeda Pharmaceutical Co. Ltd.(a)	41,900	1,201,872
TDK Corp.	27,500	350,479
Teijin Ltd.(a)	6,600	65,336
Terumo Corp.(a)	12,800	241,611
TIS, Inc.	5,400	137,831
Tobu Railway Co. Ltd.	3,800	66,495
Tocalo Co. Ltd.	11,000	147,343
Toda Corp.(a)	14,000	92,188
Toho Co. Ltd.	1,900	77,214
Tokio Marine Holdings, Inc.	43,000	1,572,518
Tokuyama Corp.	2,400	48,381
Tokyo Electron Ltd.	6,500	1,149,224
Tokyo Gas Co. Ltd.(a)	9,500	221,627
Tokyo Ohka Kogyo Co. Ltd.	3,600	87,810
Tokyo Seimitsu Co. Ltd.	2,300	121,400
Tokyo Steel Manufacturing Co. Ltd.	4,300	59,642
Tokyo Tatemono Co. Ltd.	6,200	99,541
Tokyu Corp.(a)	8,400	108,817
Tokyu Fudosan Holdings Corp.	25,800	177,844
Toray Industries, Inc.	21,100	124,381
Tosoh Corp.(a)	13,600	181,885
Toyo Seikan Group Holdings Ltd.	10,400	163,663
Toyo Suisan Kaisha Ltd.	1,400	91,503
Toyo Tire Corp.	7,000	102,132
Toyoda Gosei Co. Ltd.	6,300	107,687
Toyota Boshoku Corp.	3,100	40,484
Toyota Motor Corp.	255,650	4,544,114
Toyota Tsusho Corp.	28,500	515,048

See Notes to Financial Statements.

18    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree International Equity Fund (DWM) September 30, 2024
Investments	Shares	Value
Transcosmos, Inc.	4,000	$99,133
Trend Micro, Inc.	3,100	183,911
Tsumura & Co.	3,200	100,940
Tsuruha Holdings, Inc.	500	31,704
UBE Corp.(a)	7,400	138,103
Ulvac, Inc.	900	47,938
Unicharm Corp.	4,700	170,303
USS Co. Ltd.	21,600	204,841
Wacoal Holdings Corp.	5,900	184,829
Welcia Holdings Co. Ltd.	5,300	75,513
West Japan Railway Co.	6,000	114,262
Yamada Holdings Co. Ltd.	21,700	68,070
Yamaguchi Financial Group, Inc.	12,700	137,574
Yamaha Motor Co. Ltd.(a)	30,200	270,246
Yaskawa Electric Corp.	2,000	69,883
Yokogawa Electric Corp.	6,600	168,645
Yokohama Rubber Co. Ltd.	6,000	134,732
Yondoshi Holdings, Inc.(a)	9,500	123,731
ZOZO, Inc.(a)	5,500	200,482
Total Japan		99,355,155
Jersey – 0.0%
Ithaca Energy PLC(a)	127,202	185,637
Jordan – 0.0%
Hikma Pharmaceuticals PLC	7,288	186,815
Netherlands – 2.5%
Aalberts NV	3,504	142,504
Aegon Ltd.(a)	64,027	412,166
Akzo Nobel NV	2,332	164,746
ASM International NV	229	150,636
ASML Holding NV	2,628	2,186,830
BE Semiconductor Industries NV(a)	2,558	324,169
CTP NV(c)	10,130	185,412
Euronext NV(c)	2,368	257,542
Ferrovial SE(a)	14,053	605,083
Heineken Holding NV	4,522	342,172
Heineken NV	7,129	633,641
IMCD NV(a)	1,090	189,652
ING Groep NV	201,063	3,651,827
JDE Peet’s NV(a)	8,241	172,543
Koninklijke Ahold Delhaize NV	35,493	1,229,159
Koninklijke Heijmans NV	4,830	139,615
Koninklijke KPN NV	179,401	734,609
Koninklijke Vopak NV	5,473	254,587
Randstad NV(a)	6,499	323,493
RHI Magnesita NV	3,126	143,822
SBM Offshore NV(a)	10,861	198,670
Signify NV(a)(c)	3,673	86,740
Universal Music Group NV(a)	24,741	648,887
Wolters Kluwer NV	4,248	717,310
Total Netherlands		13,895,815
Investments	Shares	Value
Norway – 1.8%
Aker ASA, Class A	3,339	$173,724
Aker BP ASA	28,662	615,547
Atea ASA	6,109	79,113
Austevoll Seafood ASA	11,930	109,529
DNB Bank ASA	92,690	1,904,375
DNO ASA	99,611	107,908
Equinor ASA	63,739	1,613,952
Gjensidige Forsikring ASA	13,780	258,261
Hoegh Autoliners ASA	21,078	272,364
Kongsberg Gruppen ASA	5,050	494,804
Leroy Seafood Group ASA	20,366	93,548
Mowi ASA	14,477	260,809
MPC Container Ships ASA	81,784	189,073
Orkla ASA	28,699	270,978
Protector Forsikring ASA	6,173	141,832
Rana Gruber ASA	20,958	147,246
SpareBank 1 Nord Norge	34,138	350,888
SpareBank 1 Oestlandet	7,451	102,717
SpareBank 1 SR-Bank ASA	18,443	238,491
Sparebanken Vest	10,887	129,805
Storebrand ASA	13,879	152,723
Telenor ASA	75,370	966,039
Var Energi ASA	166,490	516,890
Veidekke ASA	10,740	126,033
Wallenius Wilhelmsen ASA	42,145	496,970
Total Norway		9,813,619
Portugal – 0.4%
Altri SGPS SA	16,776	93,989
EDP SA	126,818	580,578
Galp Energia SGPS SA	20,303	380,674
Jeronimo Martins SGPS SA	9,656	190,099
Navigator Co. SA	79,922	328,958
NOS SGPS SA	35,286	143,937
REN – Redes Energeticas Nacionais SGPS SA	42,885	115,586
Semapa-Sociedade de Investimento & Gestao	10,879	175,323
Sonae SGPS SA	124,699	132,073
Total Portugal		2,141,217
Singapore – 2.6%
CapitaLand Investment Ltd.(a)	136,400	331,956
ComfortDelGro Corp. Ltd.	116,600	137,337
DBS Group Holdings Ltd.	131,983	3,917,280
Genting Singapore Ltd.	293,600	200,390
Keppel Infrastructure Trust	337,920	122,569
Keppel Ltd.	95,500	493,889
Netlink NBN Trust(b)	317,400	226,537
Oversea-Chinese Banking Corp. Ltd.	243,195	2,864,465
Raffles Medical Group Ltd.	108,700	78,006
Sembcorp Industries Ltd.	35,500	153,409
Sheng Siong Group Ltd.	151,500	180,807

See Notes to Financial Statements.

WisdomTree Trust    19

Schedule of Investments (unaudited) (continued) WisdomTree International Equity Fund (DWM) September 30, 2024
Investments	Shares	Value
Singapore Airlines Ltd.(a)	180,100	$955,289
Singapore Exchange Ltd.	28,400	252,986
Singapore Technologies Engineering Ltd.	87,156	316,807
Singapore Telecommunications Ltd.	673,200	1,701,379
United Overseas Bank Ltd.	90,701	2,276,015
Venture Corp. Ltd.	20,100	220,128
Wing Tai Holdings Ltd.	96,200	101,303
Total Singapore		14,530,552
Spain – 5.4%
Acciona SA	1,357	193,096
Acerinox SA	13,149	141,833
ACS Actividades de Construccion y Servicios SA	12,073	558,905
Aena SME SA(c)	4,985	1,099,350
Amadeus IT Group SA(a)	6,450	467,328
Atresmedia Corp. de Medios de Comunicacion SA	38,641	204,845
Banco Bilbao Vizcaya Argentaria SA(a)	333,059	3,608,566
Banco de Sabadell SA	132,811	282,959
Banco Santander SA	306,456	1,573,464
Bankinter SA(a)	31,372	277,581
CaixaBank SA	271,857	1,627,470
CIE Automotive SA	4,507	130,026
Corp. ACCIONA Energias Renovables SA(a)	6,194	145,999
Enagas SA	14,646	225,243
Endesa SA	90,405	1,980,599
Faes Farma SA	37,414	155,123
Fluidra SA(a)	4,204	110,259
Fomento de Construcciones y Contratas SA(a)	13,749	205,004
Gestamp Automocion SA(a)(c)	23,977	73,990
Grupo Catalana Occidente SA	6,453	288,795
Iberdrola SA	289,360	4,485,641
Industria de Diseno Textil SA	109,309	6,482,779
Inmobiliaria Colonial Socimi SA(a)	19,005	132,142
Logista Integral SA	7,892	238,341
Mapfre SA(a)	149,758	399,793
Merlin Properties Socimi SA	43,137	547,387
Naturgy Energy Group SA(a)	46,894	1,215,243
Redeia Corp. SA	20,917	407,827
Repsol SA	42,700	564,478
Sacyr SA	38,119	138,179
Telefonica SA(a)	306,088	1,501,716
Unicaja Banco SA(c)	96,294	123,052
Viscofan SA(a)	2,170	154,270
Total Spain		29,741,283
Sweden – 2.5%
AAK AB	4,665	153,251
AFRY AB	6,341	115,728
Alfa Laval AB	5,778	277,939
Assa Abloy AB, Class B	13,547	456,529
Atlas Copco AB, Class A	34,265	664,065
Investments	Shares	Value
Atlas Copco AB, Class B	20,697	$354,866
Avanza Bank Holding AB(a)	4,814	119,441
Axfood AB(a)	7,422	209,555
Billerud Aktiebolag(a)	3,607	41,455
Dometic Group AB(c)	11,132	66,331
Epiroc AB, Class A(a)	16,275	352,422
Essity AB, Class B	12,891	403,011
Evolution AB(c)	2,208	217,389
H & M Hennes & Mauritz AB, Class B(a)	41,464	706,842
Hexpol AB	15,810	163,768
Hufvudstaden AB, Class A	8,746	119,672
Husqvarna AB, Class B(a)	22,790	159,629
Indutrade AB	5,158	160,593
Investment AB Latour, Class B(a)	7,187	224,545
Lifco AB, Class B(a)	7,347	242,228
Lindab International AB	4,355	121,843
Loomis AB	3,963	130,502
NCC AB, Class B	8,763	146,704
Nibe Industrier AB, Class B(a)	19,587	107,552
Nordnet AB publ	9,921	238,419
Peab AB, Class B	25,763	206,885
Saab AB, Class B(a)	7,872	167,666
Sagax AB, Class B	4,909	140,055
Sandvik AB	19,662	440,119
Securitas AB, Class B(a)	12,720	161,751
Skandinaviska Enskilda Banken AB, Class A	105,896	1,621,881
Skanska AB, Class B	12,142	253,702
SKF AB, Class B	11,358	226,340
Svenska Cellulosa AB SCA, Class B(a)	4,208	61,418
Svenska Handelsbanken AB, Class A(a)	70,691	727,023
Sweco AB, Class B	8,369	142,090
Swedbank AB, Class A	54,340	1,154,174
Thule Group AB(a)(c)	5,587	170,643
Trelleborg AB, Class B	6,276	241,589
Volvo AB, Class A	13,961	372,969
Volvo AB, Class B	49,497	1,309,620
Wihlborgs Fastigheter AB	16,742	193,572
Total Sweden		13,545,776
Switzerland – 9.8%
ABB Ltd., Registered Shares	49,698	2,886,261
Accelleron Industries AG(a)	4,224	219,525
Adecco Group AG, Registered Shares	8,148	277,991
Allreal Holding AG, Registered Shares(a)	796	149,849
Baloise Holding AG, Registered Shares(a)	1,914	391,399
Banque Cantonale Vaudoise, Registered Shares(a)	3,125	323,595
BKW AG(a)	1,177	214,038
Cembra Money Bank AG	1,045	97,804
Cie Financiere Richemont SA, Class A, Registered Shares	7,638	1,211,504

See Notes to Financial Statements.

20    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree International Equity Fund (DWM) September 30, 2024
Investments	Shares	Value
Clariant AG, Registered Shares(a)	3,703	$56,189
Coca-Cola HBC AG	11,379	406,612
DKSH Holding AG	1,783	142,040
DSM-Firmenich AG	3,483	480,653
EFG International AG	14,989	201,855
Flughafen Zurich AG, Registered Shares(a)	746	179,878
Galenica AG(a)(c)	1,804	159,217
Geberit AG, Registered Shares	736	481,098
Georg Fischer AG, Registered Shares(a)	2,779	210,348
Givaudan SA, Registered Shares	114	627,064
Helvetia Holding AG, Registered Shares	2,782	481,503
Holcim AG, Registered Shares	24,826	2,429,772
Julius Baer Group Ltd.(a)	9,064	546,924
Kuehne & Nagel International AG, Registered Shares	6,596	1,804,703
Logitech International SA, Registered Shares	2,331	208,797
Nestle SA, Registered Shares	73,865	7,439,477
Novartis AG, Registered Shares	80,874	9,314,100
OC Oerlikon Corp. AG, Registered Shares(a)	12,518	67,936
Partners Group Holding AG(a)	644	969,569
PSP Swiss Property AG, Registered Shares	1,495	219,585
Roche Holding AG	17,054	5,470,704
Roche Holding AG, Bearer Shares(a)	2,767	949,286
Schindler Holding AG, Participation Certificate	992	291,644
Schindler Holding AG, Registered Shares	743	211,833
SFS Group AG	1,504	235,348
SGS SA, Registered Shares(a)	7,649	855,440
SIG Group AG(a)	5,640	126,099
Sika AG, Registered Shares	1,353	449,262
Sonova Holding AG, Registered Shares	700	252,101
Stadler Rail AG	2,572	80,799
STMicroelectronics NV(a)	5,634	167,571
Straumann Holding AG, Registered Shares(a)	890	145,863
Sulzer AG, Registered Shares	2,064	338,637
Swatch Group AG, Bearer Shares(a)	1,042	223,890
Swiss Life Holding AG, Registered Shares	1,334	1,116,477
Swiss Prime Site AG, Registered Shares(a)	3,126	351,492
Swiss Re AG	17,093	2,364,712
Swisscom AG, Registered Shares	2,025	1,326,314
UBS Group AG, Registered Shares	73,155	2,259,996
VAT Group AG(a)(c)	543	277,309
Vontobel Holding AG, Registered Shares	2,873	188,343
Zurich Insurance Group AG	7,127	4,307,207
Total Switzerland		54,189,613
United Kingdom – 13.8%
4imprint Group PLC	1,956	130,659
Admiral Group PLC	7,782	290,604
Airtel Africa PLC(c)	153,889	235,318
Antofagasta PLC	24,046	649,275
Ashmore Group PLC	25,780	70,889
Investments	Shares	Value
Ashtead Group PLC	5,524	$428,720
Associated British Foods PLC	11,135	348,455
Assura PLC	67,722	38,607
AstraZeneca PLC	34,603	5,378,536
Auto Trader Group PLC(c)	17,366	202,144
BAE Systems PLC	78,933	1,310,224
Balfour Beatty PLC	18,050	104,302
Barclays PLC	560,343	1,687,753
Beazley PLC	15,649	159,740
Bellway PLC	6,031	251,913
Berkeley Group Holdings PLC	3,082	195,127
Big Yellow Group PLC	9,351	159,045
Bodycote PLC	12,684	102,422
BP PLC	493,648	2,593,659
British American Tobacco PLC	148,758	5,435,372
British Land Co. PLC	46,558	271,910
Britvic PLC	12,932	221,166
BT Group PLC(a)	442,499	877,854
Bunzl PLC	6,811	322,864
Burberry Group PLC(a)	1,486	13,973
Centrica PLC	122,783	192,117
Clarkson PLC	1,877	92,652
Compass Group PLC	30,361	974,949
Computacenter PLC	3,316	110,041
ConvaTec Group PLC(c)	42,164	128,384
Cranswick PLC	2,355	158,576
DCC PLC	3,007	205,504
Derwent London PLC(a)	480	15,465
Diageo PLC	41,485	1,448,462
Diploma PLC	3,639	216,431
Drax Group PLC	15,531	134,265
DS Smith PLC	90,072	557,938
Dunelm Group PLC	9,252	143,213
Games Workshop Group PLC	1,438	207,352
Genus PLC	705	18,960
Grainger PLC	34,935	115,041
Greggs PLC	5,069	212,410
Haleon PLC	66,701	351,525
Halma PLC	4,302	150,494
Harbour Energy PLC	46,099	164,604
Hargreaves Lansdown PLC	16,835	251,672
Hays PLC	121,065	150,698
Helical PLC(a)	32,086	96,837
Howden Joinery Group PLC	16,007	194,742
HSBC Holdings PLC	1,098,516	9,860,619
IMI PLC	7,670	186,421
Imperial Brands PLC	50,934	1,484,600
Inchcape PLC	10,538	112,586
Informa PLC	31,331	344,696
InterContinental Hotels Group PLC	3,103	338,637
See Notes to Financial Statements.

WisdomTree Trust    21

Schedule of Investments (unaudited) (continued) WisdomTree International Equity Fund (DWM) September 30, 2024
Investments	Shares	Value
Intertek Group PLC	2,876	$199,058
Investec PLC	33,022	252,033
ITV PLC	261,651	280,948
J Sainsbury PLC	92,463	366,370
Johnson Matthey PLC	7,854	160,237
Land Securities Group PLC	27,543	240,511
Lloyds Banking Group PLC	2,581,139	2,035,779
London Stock Exchange Group PLC	4,144	568,084
LondonMetric Property PLC	30,277	83,173
Morgan Sindall Group PLC	4,033	166,618
National Grid PLC	227,947	3,149,292
NatWest Group PLC	487,095	2,246,921
Next PLC	3,890	510,410
PageGroup PLC	25,805	133,885
Pan African Resources PLC	220,325	93,684
Pearson PLC	13,623	185,199
Pennon Group PLC(a)	10,586	84,061
Primary Health Properties PLC	138,827	189,940
Prudential PLC	27,148	252,938
PZ Cussons PLC(a)	60,346	78,031
QinetiQ Group PLC	2,099	12,653
Reckitt Benckiser Group PLC	23,394	1,436,241
RELX PLC	36,712	1,727,958
Renishaw PLC	2,349	117,999
Rentokil Initial PLC	28,641	139,994
Rightmove PLC	13,884	114,980
Rotork PLC	29,939	133,889
RS Group PLC	8,233	89,451
RWS Holdings PLC	34,259	74,444
Safestore Holdings PLC(a)	6,501	78,219
Sage Group PLC	14,427	198,258
Savills PLC	7,313	116,338
Schroders PLC	50,608	237,047
Serco Group PLC	48,258	115,221
Serica Energy PLC	30,244	54,158
Severn Trent PLC	6,701	237,473
Shell PLC	155,524	5,058,841
Smith & Nephew PLC	17,545	272,523
Smiths Group PLC	12,102	272,228
Spectris PLC	3,176	116,216
Spirax Group PLC	1,135	114,411
Spirent Communications PLC*	27,714	63,419
SSE PLC	62,286	1,573,195
St. James’s Place PLC	28,675	282,320
Standard Chartered PLC	43,081	458,248
Tate & Lyle PLC	13,086	119,799
Investments	Shares	Value
TBC Bank Group PLC	4,447	$158,072
Telecom Plus PLC	2,718	67,374
Tesco PLC	277,274	1,334,082
TORM PLC, Class A	6,827	232,626
Travis Perkins PLC	7,130	88,561
Unilever PLC	90,694	5,886,756
Unite Group PLC	12,602	158,895
United Utilities Group PLC	21,845	306,350
Vesuvius PLC	17,067	89,396
Virgin Money U.K. PLC	79,603	232,770
Vodafone Group PLC	1,902,349	1,914,806
Weir Group PLC	4,452	129,347
WH Smith PLC	8,644	169,050
Whitbread PLC	4,186	175,971
Workspace Group PLC(a)	12,069	105,227
Zigup PLC	20,086	103,728
Total United Kingdom		75,746,128
United States – 1.2%
GSK PLC	160,279	3,260,325
Stellantis NV(a)	235,641	3,263,145
Total United States		6,523,470
TOTAL COMMON STOCKS (Cost: $407,066,633)		546,561,846
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 9.3%
United States – 9.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(d) (Cost: $51,157,423)	51,157,423	51,157,423
TOTAL INVESTMENTS IN SECURITIES – 108.4% (Cost: $458,224,056)		597,719,269
Other Assets less Liabilities – (8.4)%		(46,455,653)
NET ASSETS – 100.0%		$551,263,616

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2024 (See Note 2). At September 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $65,377,230 and the total market value of the collateral held by the Fund was $69,631,148. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $18,473,725.

(b)  This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(c)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)  Rate shown represents annualized 7-day yield as of September 30, 2024.

See Notes to Financial Statements.

22    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree International Equity Fund (DWM) September 30, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$546,561,846	$–	$–	$546,561,846
Investment of Cash Collateral for Securities Loaned	—	51,157,423	–	51,157,423
Total Investments in Securities	$546,561,846	$51,157,423	$–	$597,719,269

See Notes to Financial Statements.

WisdomTree Trust    23

Schedule of Investments (unaudited) WisdomTree International High Dividend Fund (DTH) September 30, 2024
Investments	Shares	Value
COMMON STOCKS – 99.2%
Australia – 12.0%
Accent Group Ltd.(a)	54,353	$89,744
AMP Ltd.	71,540	66,009
Ampol Ltd.	15,136	320,583
ANZ Group Holdings Ltd.	92,544	1,956,890
APA Group	84,155	453,049
Aurizon Holdings Ltd.	80,193	196,388
Bank of Queensland Ltd.(a)	25,588	109,705
Bendigo & Adelaide Bank Ltd.	31,107	251,413
Centuria Capital Group	90,406	131,083
Champion Iron Ltd.(a)	16,402	83,635
Charter Hall Group	25,452	281,988
Coles Group Ltd.	87,042	1,090,560
Commonwealth Bank of Australia	38,402	3,606,979
Dalrymple Bay Infrastructure Ltd.	61,155	137,037
Dexus(a)	77,586	407,996
Dicker Data Ltd.(a)	6,147	40,086
Eagers Automotive Ltd.(a)	14,465	109,583
Endeavour Group Ltd.	80,079	278,885
First Resources Ltd.	159,900	183,349
GPT Group	132,444	457,578
GrainCorp Ltd., Class A	10,053	64,163
GWA Group Ltd.	34,577	57,811
Harvey Norman Holdings Ltd.(a)	84,067	288,691
Helia Group Ltd.	15,227	42,889
IGO Ltd.(a)	43,778	177,974
Incitec Pivot Ltd.	181,404	391,391
Inghams Group Ltd.(a)	24,286	49,703
IPH Ltd.	13,373	56,407
JB Hi-Fi Ltd.	11,727	650,361
Macquarie Group Ltd.	8,721	1,405,884
Magellan Financial Group Ltd.	12,455	86,579
McMillan Shakespeare Ltd.	8,127	86,432
Medibank Pvt Ltd.	58,799	148,890
Metcash Ltd.	77,605	192,742
Mirvac Group(a)	224,862	335,396
Myer Holdings Ltd.(a)	74,799	43,070
National Australia Bank Ltd.	88,397	2,290,505
New Hope Corp. Ltd.(a)	93,237	336,999
Nick Scali Ltd.(a)	6,248	71,953
Nine Entertainment Co. Holdings Ltd.(a)	102,668	89,389
NRW Holdings Ltd.	29,885	74,223
Origin Energy Ltd.	69,285	481,145
Orora Ltd.	75,213	142,449
Perenti Ltd.	51,155	38,683
Pinnacle Investment Management Group Ltd.	5,182	64,890
Premier Investments Ltd.	7,726	165,085
Rio Tinto Ltd.(a)	19,809	1,774,569
Rio Tinto PLC	78,097	5,550,986
Santos Ltd.	156,900	764,123
Investments	Shares	Value
Scentre Group	364,634	$923,322
SG Fleet Group Ltd.	21,557	37,388
SmartGroup Corp. Ltd.	9,597	55,793
Stockland(a)	182,168	662,226
Suncorp Group Ltd.	28,477	357,385
Super Retail Group Ltd.(a)	21,234	267,664
Telstra Group Ltd.	764,900	2,058,920
Terracom Ltd.*(a)	91,283	12,982
Transurban Group	150,429	1,370,249
Ventia Services Group Pty. Ltd.	81,961	258,715
Vicinity Ltd.	322,064	493,785
Viva Energy Group Ltd.(b)	119,081	242,054
Waypoint REIT Ltd.(a)	58,792	107,678
Westpac Banking Corp.	112,320	2,471,687
Whitehaven Coal Ltd.	84,980	425,654
Woodside Energy Group Ltd.(a)	189,860	3,319,228
Yancoal Australia Ltd.(a)	167,373	711,785
Total Australia		39,952,437
Austria – 1.4%
ANDRITZ AG	5,099	362,216
BAWAG Group AG(b)	3,587	278,428
Erste Group Bank AG	17,362	954,311
Kontron AG	3,495	62,643
Mondi PLC	20,999	400,253
Oesterreichische Post AG	4,327	144,874
OMV AG	21,991	941,472
Telekom Austria AG	47,342	464,957
UNIQA Insurance Group AG	17,064	140,928
Verbund AG	7,420	616,941
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,523	117,365
voestalpine AG	10,540	275,023
Total Austria		4,759,411
Belgium – 1.0%
Aedifica SA	2,774	194,734
Ageas SA(a)	8,029	429,400
Bekaert SA	3,798	156,495
bpost SA	13,721	39,279
Cofinimmo SA	3,246	239,098
Exmar NV	7,298	71,838
KBC Group NV	15,987	1,274,297
Melexis NV(a)	2,310	191,164
Solvay SA(a)	6,704	263,366
Warehouses De Pauw CVA(a)	9,029	241,239
Xior Student Housing NV(c)	3,206	121,117
Total Belgium		3,222,027
China – 0.7%
BOC Aviation Ltd.(b)	32,600	269,866
BOC Hong Kong Holdings Ltd.	347,547	1,114,119
CITIC Telecom International Holdings Ltd.	499,000	154,181

See Notes to Financial Statements.

24    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree International High Dividend Fund (DTH) September 30, 2024
Investments	Shares	Value
Qingdao Port International Co. Ltd., Class H(b)	134,000	$102,818
Wilmar International Ltd.	286,000	747,348
Total China		2,388,332
Denmark – 0.4%
D/S Norden AS	5,719	238,367
Danske Bank AS	18,158	547,771
Scandinavian Tobacco Group AS(b)	6,706	103,208
Spar Nord Bank AS	4,703	89,983
Sydbank AS	2,298	113,532
Tryg AS	15,544	369,547
Total Denmark		1,462,408
Finland – 2.4%
Citycon OYJ(a)	15,760	73,205
Elisa OYJ	12,925	686,916
Kemira OYJ	9,668	241,911
Kesko OYJ, Class B(a)	19,152	409,644
Kone OYJ, Class B	19,286	1,155,847
Konecranes OYJ	4,967	373,627
Metsa Board OYJ, Class B(a)	24,858	174,502
Nordea Bank Abp	206,628	2,437,968
Orion OYJ, Class B	4,471	245,601
Outokumpu OYJ(a)	36,984	149,914
Puuilo OYJ	5,831	62,832
Sampo OYJ, Class A	11,534	539,359
Sanoma OYJ	3,560	26,858
TietoEVRY OYJ(a)	6,995	144,816
UPM-Kymmene OYJ	24,181	811,505
Valmet OYJ(a)	11,574	371,498
Total Finland		7,906,003
France – 10.4%
Amundi SA(b)	8,742	654,174
Antin Infrastructure Partners SA	4,988	66,580
AXA SA	101,031	3,893,453
BNP Paribas SA	43,155	2,964,442
Bouygues SA	20,769	696,768
Cie des Alpes	3,425	54,279
Cie Generale des Etablissements Michelin SCA	46,666	1,898,895
Coface SA	14,606	239,462
Credit Agricole SA	136,770	2,095,014
Derichebourg SA	11,973	70,487
Eiffage SA	6,248	604,148
Eramet SA(a)	1,527	120,658
Etablissements Maurel & Prom SA	8,711	45,868
Fnac Darty SA	1,620	56,048
Gecina SA	4,403	508,105
Imerys SA	5,228	173,758
Klepierre SA	21,419	703,754
La Francaise des Jeux SAEM(b)	12,695	523,376
Metropole Television SA	9,572	130,117
Orange SA	162,099	1,860,666
Investments	Shares	Value
Publicis Groupe SA	15,075	$1,652,162
Rexel SA	28,086	814,040
Rubis SCA	14,279	390,753
SCOR SE	4,411	98,753
Societe BIC SA	1,972	132,931
Societe Generale SA	31,819	793,684
Television Francaise 1 SA	16,047	142,826
TotalEnergies SE(a)	174,021	11,361,647
Veolia Environnement SA	45,745	1,507,106
Verallia SA(b)	8,309	243,701
Vicat SACA	2,472	97,388
Wendel SE	1,269	130,013
Total France		34,725,056
Georgia – 0.0%
Bank of Georgia Group PLC	2,770	136,546
Germany – 9.2%
Allianz SE, Registered Shares	15,343	5,051,450
Bayer AG, Registered Shares	55,985	1,894,769
Bayerische Motoren Werke AG	83,335	7,364,219
Bilfinger SE	1,574	85,022
Daimler Truck Holding AG	35,942	1,349,003
Deutsche Post AG, Registered Shares	60,823	2,717,297
DWS Group GmbH & Co. KGaA(b)	7,140	294,519
E.ON SE	176,075	2,624,372
Evonik Industries AG	30,340	711,080
Freenet AG	9,071	270,505
Hamborner REIT AG	16,452	121,552
Hamburger Hafen und Logistik AG	3,655	66,082
HochTief AG	4,826	595,698
Instone Real Estate Group SE(b)	4,952	52,835
K & S AG, Registered Shares	12,391	159,172
Kloeckner & Co. SE	9,250	53,269
Lanxess AG	4,399	139,332
Mercedes-Benz Group AG	98,332	6,369,510
SAF-Holland SE	3,400	63,369
Salzgitter AG	2,162	39,596
Siltronic AG	1,206	91,996
Sixt SE	1,317	96,421
Stroeer SE & Co. KGaA	3,841	246,274
Suedzucker AG	9,707	122,202
Wacker Neuson SE	7,079	117,402
Total Germany		30,696,946
Hong Kong – 2.7%
Bank of East Asia Ltd.	65,600	84,454
CLP Holdings Ltd.	135,500	1,201,052
Dah Sing Financial Holdings Ltd.	18,800	59,903
Hang Lung Group Ltd.	95,000	128,420
Hang Seng Bank Ltd.	51,600	649,360
Hong Kong & China Gas Co. Ltd.	1,107,000	912,108
Link REIT	170,850	863,323

See Notes to Financial Statements.

WisdomTree Trust    25

Schedule of Investments (unaudited) (continued) WisdomTree International High Dividend Fund (DTH) September 30, 2024
Investments	Shares	Value
MTR Corp. Ltd.	276,000	$1,042,884
Power Assets Holdings Ltd.	155,018	993,871
Sun Hung Kai Properties Ltd.	163,500	1,800,763
Swire Pacific Ltd., Class B	317,500	430,010
Swire Properties Ltd.	358,000	736,510
Total Hong Kong		8,902,658
Indonesia – 0.0%
Bumitama Agri Ltd.	260,800	152,574
Ireland – 0.1%
Cairn Homes PLC	42,725	93,745
Kenmare Resources PLC	17,009	76,887
Total Ireland		170,632
Israel – 1.2%
Amot Investments Ltd.	44,215	191,257
Ashtrom Group Ltd.*	5,605	77,994
Bank Hapoalim BM	48,120	482,403
Bank Leumi Le-Israel BM	39,303	385,031
Bezeq The Israeli Telecommunication Corp. Ltd.	176,196	203,021
Delek Group Ltd.	2,179	255,429
Energean PLC(a)	21,382	258,700
FIBI Holdings Ltd.	2,634	115,920
First International Bank of Israel Ltd.	5,419	224,499
Harel Insurance Investments & Financial Services Ltd.	8,999	87,554
ICL Group Ltd.	136,234	581,605
Israel Discount Bank Ltd., Class A	47,364	265,489
Isramco Negev 2 LP	134,379	58,488
Mega Or Holdings Ltd.	2,590	66,496
Mivne Real Estate KD Ltd.	40,436	103,707
Mizrahi Tefahot Bank Ltd.	6,463	252,807
Oil Refineries Ltd.	627,238	162,050
Plus500 Ltd.	2,789	93,675
Total Israel		3,866,125
Italy – 7.7%
A2A SpA	231,657	536,214
ACEA SpA	15,391	301,974
Anima Holding SpA(b)	8,743	53,179
Arnoldo Mondadori Editore SpA	25,508	69,320
Azimut Holding SpA	4,248	109,896
Banca Generali SpA(a)	5,005	224,774
Banca IFIS SpA	3,799	92,853
Banca Mediolanum SpA	34,905	440,979
Banca Popolare di Sondrio SpA	15,147	116,221
Banco BPM SpA	52,736	356,550
BPER Banca SpA(a)	28,609	161,242
Credito Emiliano SpA	12,293	139,391
Enav SpA(b)	35,944	159,819
Enel SpA	1,017,415	8,147,114
Eni SpA(a)	196,784	3,004,852
ERG SpA(a)	6,455	177,365
Investments	Shares	Value
FinecoBank Banca Fineco SpA(a)	13,604	$233,435
Generali(a)	70,984	2,055,803
Hera SpA(a)	70,327	281,146
Intesa Sanpaolo SpA	605,303	2,592,418
Iren SpA	74,268	168,592
Italgas SpA	79,443	481,437
Mediobanca Banca di Credito Finanziario SpA(a)	32,742	560,002
Piaggio & C SpA(a)	50,794	149,204
Poste Italiane SpA(b)	65,719	923,422
RAI Way SpA(b)	24,070	143,181
Snam SpA(a)	205,840	1,050,086
Terna – Rete Elettrica Nazionale(a)	80,685	728,312
UniCredit SpA	39,115	1,718,452
Unipol Gruppo SpA	26,272	312,854
Zignago Vetro SpA(a)	9,711	118,784
Total Italy		25,608,871
Japan – 7.4%
AGC, Inc.	8,900	289,138
ARE Holdings, Inc.(a)	4,700	59,637
Artience Co. Ltd.	3,400	91,988
Autobacs Seven Co. Ltd.(a)	10,000	103,468
Citizen Watch Co. Ltd.(a)	11,100	70,694
Cosmo Energy Holdings Co. Ltd.(a)	4,000	218,512
Dai-Dan Co. Ltd.	3,000	61,661
Daido Steel Co. Ltd.	16,000	157,103
Eagle Industry Co. Ltd.	6,500	93,019
Elematec Corp.	7,400	89,396
ENEOS Holdings, Inc.	124,400	677,225
Exedy Corp.	3,600	80,411
Godo Steel Ltd.(a)	2,400	69,211
Hakuto Co. Ltd.(a)	2,900	94,781
Haseko Corp.(a)	14,900	195,052
Hazama Ando Corp.(a)	14,400	112,651
HU Group Holdings, Inc.(a)	3,300	61,171
IDOM, Inc.	5,500	41,335
Iino Kaiun Kaisha Ltd.(a)	9,500	83,351
Inaba Denki Sangyo Co. Ltd.	6,300	168,687
Inabata & Co. Ltd.	4,400	102,433
Isuzu Motors Ltd.(a)	39,800	537,289
Japan Post Holdings Co. Ltd.(a)	99,000	945,428
Japan Post Insurance Co. Ltd.	7,500	136,535
Japan Tobacco, Inc.	161,500	4,718,320
Kanematsu Corp.(a)	8,100	136,982
Ki-Star Real Estate Co. Ltd.(a)	700	19,135
Kumagai Gumi Co. Ltd.	2,100	52,852
KYB Corp.	3,700	124,549
Kyoei Steel Ltd.(a)	5,000	60,473
Matsui Securities Co. Ltd.(a)	17,600	96,219
Mitsubishi Gas Chemical Co., Inc.	9,500	183,936
Mitsuboshi Belting Ltd.(a)	4,200	116,716
Mitsui DM Sugar Holdings Co. Ltd.	3,800	89,395

See Notes to Financial Statements.

26    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree International High Dividend Fund (DTH) September 30, 2024
Investments	Shares	Value
Mitsui Matsushima Holdings Co. Ltd.(a)	2,200	$74,210
Mitsui Mining & Smelting Co. Ltd.	3,800	129,642
Mitsui-Soko Holdings Co. Ltd.	2,100	91,170
MS&AD Insurance Group Holdings, Inc.	32,600	758,935
Nippon Electric Glass Co. Ltd.	5,200	122,220
Nippon Soda Co. Ltd.	5,200	90,666
Nippon Steel Corp.(a)	73,500	1,643,268
Nippon Yakin Kogyo Co. Ltd.(a)	2,000	63,339
Nishimatsu Construction Co. Ltd.(a)	2,900	103,134
Niterra Co. Ltd.(a)	14,700	410,560
Nittoc Construction Co. Ltd.	10,900	78,184
Noevir Holdings Co. Ltd.	4,100	148,189
NS United Kaiun Kaisha Ltd.(a)	2,300	72,518
Okumura Corp.	2,900	87,989
PHC Holdings Corp.(a)	6,900	50,843
Pigeon Corp.	8,100	95,248
Roland Corp.	2,100	54,981
San-Ai Obbli Co. Ltd.(a)	6,600	89,744
Sangetsu Corp.(a)	5,000	98,329
SBI Holdings, Inc.(a)	8,000	184,284
Seino Holdings Co. Ltd.(a)	8,100	136,302
Sekisui House Ltd.	26,900	747,348
Sinfonia Technology Co. Ltd.	2,500	88,262
SoftBank Corp.(a)	2,438,000	3,190,671
Sojitz Corp.	15,580	366,518
Sompo Holdings, Inc.	23,900	534,843
SUMCO Corp.(a)	17,100	184,341
Sumitomo Corp.	74,500	1,663,542
Sumitomo Mitsui Trust Holdings, Inc.	15,300	362,712
T-Gaia Corp.(a)	2,700	69,274
Takeda Pharmaceutical Co. Ltd.(a)	71,400	2,048,058
Tama Home Co. Ltd.	3,000	84,102
Tokyu Construction Co. Ltd.(a)	17,200	84,894
Tosoh Corp.(a)	13,800	184,560
Toyo Seikan Group Holdings Ltd.	8,100	127,469
UACJ Corp.	2,500	89,485
UBE Corp.(a)	7,000	130,638
Yuasa Trading Co. Ltd.	2,500	87,039
Total Japan		24,766,264
Jersey – 0.1%
Ithaca Energy PLC(a)	193,104	281,814
Netherlands – 1.9%
Aegon Ltd.(a)	55,935	360,075
Brunel International NV(a)	3,031	29,667
ING Groep NV	162,090	2,943,976
Koninklijke BAM Groep NV	22,597	106,022
Koninklijke Heijmans NV	3,974	114,871
Koninklijke KPN NV	273,625	1,120,437
Koninklijke Vopak NV	7,549	351,157
Randstad NV(a)	10,217	508,560
RHI Magnesita NV	2,803	128,961
Investments	Shares	Value
SBM Offshore NV	15,577	$284,935
Signify NV(a)(b)	5,941	140,300
Wereldhave NV	5,043	83,748
Total Netherlands		6,172,709
Norway – 2.5%
Aker ASA, Class A	3,609	187,771
Aker BP ASA	45,845	984,571
Atea ASA	6,473	83,827
Austevoll Seafood ASA	12,736	116,929
Belships ASA	28,337	53,539
DNB Bank ASA	72,241	1,484,237
DNO ASA	101,102	109,524
Europris ASA(b)	10,752	68,702
Gjensidige Forsikring ASA	12,393	232,266
Grieg Seafood ASA	7,491	41,499
Hoegh Autoliners ASA	31,427	406,091
Klaveness Combination Carriers ASA(b)	10,450	91,774
Leroy Seafood Group ASA	33,175	152,384
MPC Container Ships ASA	91,275	211,015
Protector Forsikring ASA	3,167	72,765
Rana Gruber ASA	9,028	63,429
SpareBank 1 Nord Norge	14,024	144,146
SpareBank 1 SMN	3,984	58,047
SpareBank 1 SR-Bank ASA	13,741	177,688
Sparebanken Vest	5,595	66,709
Storebrand ASA	9,516	104,713
Telenor ASA	113,468	1,454,352
TGS ASA	5,094	48,001
Var Energi ASA	259,491	805,624
Veidekke ASA	16,015	187,935
Wallenius Wilhelmsen ASA	63,997	754,646
Total Norway		8,162,184
Portugal – 0.8%
Altri SGPS SA	16,898	94,672
EDP SA	195,183	893,555
Galp Energia SGPS SA	27,532	516,215
Navigator Co. SA	113,348	466,540
NOS SGPS SA	61,844	252,272
REN – Redes Energeticas Nacionais SGPS SA	65,397	176,262
Semapa-Sociedade de Investimento & Gestao	10,186	164,155
Sonae SGPS SA	163,119	172,765
Total Portugal		2,736,436
Singapore – 4.2%
Aztech Global Ltd.(c)	76,200	61,816
DBS Group Holdings Ltd.	104,830	3,111,374
Delfi Ltd.	39,700	26,941
Digital Core REIT Management Pte. Ltd.	105,200	64,698
Genting Singapore Ltd.	504,700	344,472
Geo Energy Resources Ltd.	161,000	33,908
Keppel Infrastructure Trust	488,336	177,127
Keppel Ltd.	141,400	731,265

See Notes to Financial Statements.

WisdomTree Trust    27

Schedule of Investments (unaudited) (continued) WisdomTree International High Dividend Fund (DTH) September 30, 2024
Investments	Shares	Value
Netlink NBN Trust(c)	390,700	$278,854
Oversea-Chinese Banking Corp. Ltd.	205,592	2,421,559
Propnex Ltd.(c)	99,500	61,314
Sheng Siong Group Ltd.	99,000	118,151
Singapore Airlines Ltd.(a)	277,100	1,469,797
Singapore Technologies Engineering Ltd.	135,874	493,895
Singapore Telecommunications Ltd.	1,028,300	2,598,824
StarHub Ltd.	83,400	80,017
United Overseas Bank Ltd.	71,200	1,786,665
Venture Corp. Ltd.	20,800	227,794
Total Singapore		14,088,471
Spain – 7.2%
Acerinox SA	15,408	166,200
ACS Actividades de Construccion y Servicios SA	15,755	729,358
Atresmedia Corp. de Medios de Comunicacion SA	42,647	226,082
Banco Bilbao Vizcaya Argentaria SA	272,108	2,948,186
Bankinter SA(a)	28,028	247,993
CaixaBank SA	213,209	1,276,374
Enagas SA	25,044	385,156
Endesa SA	135,915	2,977,635
Faes Farma SA	28,654	118,803
Fomento de Construcciones y Contratas SA(a)	18,706	278,915
Iberdrola SA	453,469	7,029,648
Inmobiliaria Colonial Socimi SA(a)	26,017	180,896
Logista Integral SA	12,247	369,863
Mapfre SA(a)	116,703	311,550
Merlin Properties Socimi SA	57,421	728,643
Naturgy Energy Group SA(a)	73,568	1,906,492
Neinor Homes SA(a)(b)	8,062	135,144
Prosegur Cash SA(a)(b)	88,917	58,053
Redeia Corp. SA	34,387	670,457
Repsol SA	64,573	853,630
Sacyr SA	35,173	127,500
Telefonica SA(a)	466,246	2,287,476
Unicaja Banco SA(b)	68,915	88,065
Total Spain		24,102,119
Sweden – 1.5%
AFRY AB	6,413	117,042
Avanza Bank Holding AB(a)	3,094	76,765
Bilia AB, Class A(a)	7,778	92,155
Billerud Aktiebolag	13,290	152,742
Bravida Holding AB(b)	10,283	77,554
Cloetta AB, Class B	14,965	36,111
H & M Hennes & Mauritz AB, Class B(a)	62,746	1,069,640
Hexpol AB	12,206	126,436
Inwido AB	3,342	61,950
Loomis AB	3,214	105,838
NCC AB, Class B	4,157	69,594
New Wave Group AB, Class B	4,008	45,154
Peab AB, Class B	26,349	211,590
Investments	Shares	Value
Sagax AB, Class D(a)	17,160	$56,373
Securitas AB, Class B(a)	20,921	266,038
Skanska AB, Class B(a)	18,145	379,132
SKF AB, Class B	16,380	326,417
Svenska Handelsbanken AB, Class A(a)	55,569	571,500
Swedbank AB, Class A	46,092	978,988
Wihlborgs Fastigheter AB	15,179	175,500
Total Sweden		4,996,519
Switzerland – 5.8%
Adecco Group AG, Registered Shares	11,830	403,613
Allreal Holding AG, Registered Shares(a)	1,052	198,041
Baloise Holding AG, Registered Shares(a)	1,197	244,778
Cembra Money Bank AG	1,072	100,331
EFG International AG	10,219	137,618
Helvetia Holding AG, Registered Shares	1,943	336,291
Holcim AG, Registered Shares	37,228	3,643,582
Julius Baer Group Ltd.(a)	7,160	432,036
Kuehne & Nagel International AG, Registered Shares(a)	10,113	2,766,973
Mobilezone Holding AG, Registered Shares	3,310	53,914
OC Oerlikon Corp. AG, Registered Shares(a)	28,877	156,717
SGS SA, Registered Shares(a)	11,861	1,326,497
Sulzer AG, Registered Shares	2,387	391,632
Swiss Life Holding AG, Registered Shares	1,074	898,873
Swiss Prime Site AG, Registered Shares(a)	5,157	579,861
Swiss Re AG	13,666	1,890,608
Swisscom AG, Registered Shares	3,087	2,021,893
Vontobel Holding AG, Registered Shares	1,465	96,040
Zurich Insurance Group AG	5,921	3,578,360
Total Switzerland		19,257,658
United Kingdom – 15.6%
4imprint Group PLC	2,674	178,621
Admiral Group PLC	6,260	233,768
Ashmore Group PLC	34,079	93,709
Assura PLC	172,532	98,356
Barclays PLC	447,769	1,348,680
Bellway PLC	8,103	338,459
Big Yellow Group PLC	9,519	161,902
BP PLC	756,832	3,976,444
Bridgepoint Group PLC(b)	20,313	93,893
British American Tobacco PLC	228,911	8,364,031
British Land Co. PLC	72,018	420,602
BT Group PLC(a)	674,795	1,338,696
CMC Markets PLC(b)	9,592	40,207
DCC PLC	4,351	297,355
Derwent London PLC(a)	4,982	160,516
Dr. Martens PLC(a)	35,373	26,713
Drax Group PLC	21,694	187,545
DS Smith PLC	129,035	799,288
Dunelm Group PLC	13,473	208,551
FDM Group Holdings PLC	8,845	45,677

See Notes to Financial Statements.

28    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree International High Dividend Fund (DTH) September 30, 2024
Investments	Shares	Value
Games Workshop Group PLC	2,280	$328,765
Halfords Group PLC	12,306	24,826
Harbour Energy PLC	63,780	227,737
Hargreaves Lansdown PLC	13,697	204,761
Hays PLC	102,953	128,153
Hilton Food Group PLC	4,387	52,843
Hollywood Bowl Group PLC	16,230	67,487
HSBC Holdings PLC	881,522	7,912,814
Ibstock PLC(b)	31,912	79,618
Imperial Brands PLC	78,222	2,279,977
Inchcape PLC	20,121	214,970
Investec PLC	25,429	194,081
ITV PLC	324,551	348,487
J Sainsbury PLC	117,375	465,080
Johnson Matthey PLC	10,037	204,774
Keller Group PLC	4,036	87,485
Land Securities Group PLC	50,578	441,656
Lloyds Banking Group PLC	2,064,849	1,628,574
LondonMetric Property PLC	63,584	174,671
Marshalls PLC	16,435	73,410
Me Group International PLC	23,655	61,682
MONY Group PLC	29,222	82,784
Morgan Advanced Materials PLC	17,509	64,938
Morgan Sindall Group PLC	3,569	147,448
National Grid PLC	353,803	4,888,106
NatWest Group PLC	388,366	1,791,494
PageGroup PLC	42,620	221,127
Pennon Group PLC	15,535	123,360
Pets at Home Group PLC	20,569	84,260
Polar Capital Holdings PLC	7,136	51,305
Primary Health Properties PLC	113,581	155,399
PZ Cussons PLC	23,111	29,884
Reach PLC	34,622	43,282
RWS Holdings PLC	25,201	54,761
Safestore Holdings PLC	10,558	127,033
Savills PLC	7,458	118,645
Schroders PLC	48,614	227,708
Serica Energy PLC	38,031	68,102
Severn Trent PLC	9,979	353,640
Spirent Communications PLC*	37,237	85,211
SSE PLC	96,648	2,441,097
St. James’s Place PLC	20,722	204,019
SThree PLC	10,927	55,110
TBC Bank Group PLC	2,741	97,431
Telecom Plus PLC	4,254	105,449
Tesco PLC	426,743	2,053,240
TORM PLC, Class A	9,252	315,256
Investments	Shares	Value
Travis Perkins PLC	12,299	$152,765
United Utilities Group PLC	28,397	398,234
Vesuvius PLC	25,247	132,243
Victrex PLC	3,458	45,085
Virgin Money U.K. PLC	50,249	146,935
Vodafone Group PLC	2,933,907	2,953,120
Wickes Group PLC	40,427	95,005
Workspace Group PLC(a)	11,255	98,130
Zigup PLC	27,006	139,464
Total United Kingdom		51,765,934
United States – 3.0%
GSK PLC	245,322	4,990,233
Noram Drilling AS*	9,605	34,653
Stellantis NV(a)	365,052	5,055,222
Total United States		10,080,108
TOTAL COMMON STOCKS (Cost: $285,772,394)		330,360,242
EXCHANGE-TRADED FUND – 0.0%
United States – 0.0%
WisdomTree International LargeCap Dividend Fund(d) (Cost: $25,203)	500	26,983
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 12.2%
United States – 12.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(e) (Cost: $40,497,562)	40,497,562	40,497,562
TOTAL INVESTMENTS IN SECURITIES – 111.4% (Cost: $326,295,159)		370,884,787
Other Assets less Liabilities – (11.4)%		(37,910,869)
NET ASSETS – 100.0%		$332,973,918

*       Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2024 (See Note 2). At September 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $51,470,032 and the total market value of the collateral held by the Fund was $55,409,206. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $14,911,644.

(b)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)   This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)   Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(e)   Rate shown represents annualized 7-day yield as of September 30, 2024.
See Notes to Financial Statements.

WisdomTree Trust    29

Schedule of Investments (unaudited) (concluded) WisdomTree International High Dividend Fund (DTH) September 30, 2024

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2024 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2024	Dividend Income
WisdomTree International LargeCap Dividend Fund	$—	$2,695,424	$2,659,617	$(10,604)	$1,780	$26,983	$42,018

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$330,360,242	$—	$—	$330,360,242
Exchange-Traded Fund	26,983	—	—	26,983
Investment of Cash Collateral for Securities Loaned	—	40,497,562	—	40,497,562
Total Investments in Securities	$330,387,225	$40,497,562	$—	$370,884,787

See Notes to Financial Statements.

30    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree International LargeCap Dividend Fund (DOL) September 30, 2024
Investments	Shares	Value
COMMON STOCKS – 99.2%
Australia – 6.8%
ANZ Group Holdings Ltd.	124,797	$2,638,896
Aristocrat Leisure Ltd.	14,150	575,251
Commonwealth Bank of Australia	57,775	5,426,623
CSL Ltd.	7,045	1,399,185
Goodman Group	21,945	563,149
Macquarie Group Ltd.	12,154	1,959,307
National Australia Bank Ltd.	126,634	3,281,286
QBE Insurance Group Ltd.	49,669	569,933
Rio Tinto Ltd.(a)	19,592	1,755,129
Rio Tinto PLC	65,422	4,650,071
Santos Ltd.	141,494	689,094
Telstra Group Ltd.	682,285	1,836,541
Transurban Group	123,891	1,128,516
Wesfarmers Ltd.	57,567	2,812,771
Westpac Banking Corp.	169,550	3,731,076
Woodside Energy Group Ltd.(a)	161,669	2,826,379
Woolworths Group Ltd.	34,746	802,698
Total Australia		36,645,905
Austria – 0.5%
Erste Group Bank AG	26,041	1,431,356
OMV AG	17,809	762,433
Verbund AG	6,632	551,423
Total Austria		2,745,212
Belgium – 0.6%
Anheuser–Busch InBev SA	22,071	1,462,669
KBC Group NV	23,825	1,899,050
Total Belgium		3,361,719
China – 0.5%
BOC Hong Kong Holdings Ltd.	474,634	1,521,517
Prosus NV	11,136	487,936
Wilmar International Ltd.	227,900	595,527
Total China		2,604,980
Denmark – 1.5%
Carlsberg AS, Class B	4,274	510,359
Coloplast AS, Class B	5,203	681,582
Danske Bank AS	26,113	787,749
DSV AS	1,913	395,946
Novo Nordisk AS, Class B	46,402	5,465,842
Total Denmark		7,841,478
Finland – 1.3%
Kone OYJ, Class B	16,924	1,014,287
Nokia OYJ	173,356	759,192
Nordea Bank Abp	306,468	3,615,963
Sampo OYJ, Class A(a)	15,779	737,866
UPM–Kymmene OYJ	22,257	746,937
Total Finland		6,874,245
Investments	Shares	Value
France – 13.6%
Air Liquide SA	13,943	$2,696,114
Airbus SE(a)	9,656	1,414,103
AXA SA	147,021	5,665,780
BNP Paribas SA	62,856	4,317,760
Capgemini SE	3,244	702,190
Cie de Saint–Gobain SA	17,334	1,580,924
Cie Generale des Etablissements Michelin SCA	41,140	1,674,036
Credit Agricole SA	201,396	3,084,942
Danone SA	30,582	2,230,123
Dassault Aviation SA	1,116	230,420
Dassault Systemes SE	6,896	274,218
EssilorLuxottica SA	7,880	1,869,706
Hermes International SCA	1,001	2,464,469
Kering SA	3,173	909,564
L’Oreal SA	10,617	4,763,933
Legrand SA	8,413	969,918
LVMH Moet Hennessy Louis Vuitton SE	7,952	6,110,321
Orange SA	145,855	1,674,208
Pernod Ricard SA	6,275	949,636
Publicis Groupe SA	13,640	1,494,891
Safran SA	5,109	1,203,671
Sanofi SA	45,675	5,245,389
Schneider Electric SE	16,456	4,337,984
Societe Generale SA	45,332	1,130,749
Sodexo SA	3,104	255,140
Thales SA	4,227	672,486
TotalEnergies SE(a)	151,611	9,898,521
Veolia Environnement SA	39,901	1,314,570
Vinci SA	29,937	3,506,505
Total France		72,642,271
Germany – 10.5%
Allianz SE, Registered Shares	22,142	7,289,917
Bayer AG, Registered Shares	44,766	1,515,071
Bayerische Motoren Werke AG	71,492	6,317,666
Beiersdorf AG	1,952	294,428
Commerzbank AG	14,832	273,543
Continental AG	4,496	291,733
Daimler Truck Holding AG	31,777	1,192,679
Deutsche Bank AG, Registered Shares	41,897	724,673
Deutsche Boerse AG	3,240	761,892
Deutsche Post AG, Registered Shares	53,552	2,392,462
Deutsche Telekom AG, Registered Shares	220,251	6,486,957
E.ON SE	153,732	2,291,353
Hannover Rueck SE	3,878	1,108,412
Heidelberg Materials AG	9,442	1,028,484
Henkel AG & Co. KGaA	6,953	592,468
Infineon Technologies AG	15,511	544,606
Mercedes–Benz Group AG	84,046	5,444,126
Merck KGaA	1,967	346,853
Muenchener Rueckversicherungs–Gesellschaft AG in Muenchen, Registered Shares	4,388	2,420,700

See Notes to Financial Statements.

WisdomTree Trust 31

Schedule of Investments (unaudited) (continued) WisdomTree International LargeCap Dividend Fund (DOL) September 30, 2024
Investments	Shares	Value
RWE AG	15,989	$583,159
SAP SE	17,437	3,977,740
Siemens AG, Registered Shares	35,499	7,184,449
Siemens Healthineers AG(b)	20,729	1,246,030
Talanx AG	8,668	731,349
Vonovia SE	27,795	1,015,305
Total Germany		56,056,055
Hong Kong – 1.4%
AIA Group Ltd.	178,204	1,597,928
CLP Holdings Ltd.	117,000	1,037,071
Hang Seng Bank Ltd.	66,418	835,836
Hong Kong Exchanges & Clearing Ltd.	29,424	1,235,675
MTR Corp. Ltd.	242,438	916,068
Sun Hung Kai Properties Ltd.	133,942	1,475,216
Techtronic Industries Co. Ltd.	41,500	630,982
Total Hong Kong		7,728,776
Ireland – 0.4%
CRH PLC	21,690	1,983,620
Kerry Group PLC, Class A	3,198	332,464
Total Ireland		2,316,084
Italy – 4.4%
Enel SpA	889,260	7,120,892
Eni SpA(a)	173,019	2,641,966
Ferrari NV	1,708	800,038
Generali(a)	101,507	2,939,795
Intesa Sanpaolo SpA	890,458	3,813,692
Moncler SpA	5,730	364,641
Poste Italiane SpA(b)	98,108	1,378,523
PRADA SpA	43,900	339,105
Snam SpA(a)	161,319	822,963
Terna – Rete Elettrica Nazionale(a)	84,963	766,928
UniCredit SpA	55,786	2,450,864
Total Italy		23,439,407
Japan – 14.9%
Aeon Co. Ltd.	10,845	295,614
Ajinomoto Co., Inc.(a)	7,600	294,670
Asahi Group Holdings Ltd.	29,505	387,480
Astellas Pharma, Inc.(a)	51,500	592,984
Bridgestone Corp.(a)	32,155	1,236,385
Canon, Inc.	42,336	1,391,962
Central Japan Railway Co.	10,600	245,807
Chugai Pharmaceutical Co. Ltd.	29,700	1,439,320
Dai–ichi Life Holdings, Inc.	20,600	530,266
Daiichi Sankyo Co. Ltd.	15,100	497,105
Daikin Industries Ltd.	3,400	477,174
Daiwa House Industry Co. Ltd.	27,500	866,104
Denso Corp.(a)	87,700	1,303,176
Disco Corp.(a)	1,500	393,142
East Japan Railway Co.	14,800	294,727
FANUC Corp.(a)	17,575	514,816
Fast Retailing Co. Ltd.	2,700	895,092
Investments	Shares	Value
FUJIFILM Holdings Corp.	23,500	$605,900
Fujitsu Ltd.	27,800	570,518
Hitachi Ltd.	106,000	2,801,916
Honda Motor Co. Ltd.	142,500	1,501,809
Hoya Corp.	2,600	359,627
Inpex Corp.	40,300	546,011
ITOCHU Corp.(a)	41,900	2,249,079
Japan Post Holdings Co. Ltd.(a)	142,000	1,356,068
Japan Tobacco, Inc.	141,509	4,134,271
Kao Corp.	9,700	482,084
KDDI Corp.	67,880	2,180,095
Keyence Corp.	1,300	621,281
Komatsu Ltd.	55,767	1,546,224
Kubota Corp.	25,600	363,490
Marubeni Corp.	85,400	1,397,064
Mitsubishi Corp.(a)	168,615	3,480,396
Mitsubishi Electric Corp.	47,481	764,629
Mitsubishi Estate Co. Ltd.	27,300	431,048
Mitsubishi Heavy Industries Ltd.	59,400	879,331
Mitsubishi UFJ Financial Group, Inc.	413,500	4,201,777
Mitsui Fudosan Co. Ltd.	48,800	456,476
Mizuho Financial Group, Inc.(a)	101,714	2,087,754
MS&AD Insurance Group Holdings, Inc.	48,200	1,122,106
Murata Manufacturing Co. Ltd.	34,230	671,606
Nintendo Co. Ltd.	31,800	1,697,601
Nippon Steel Corp.(a)	65,700	1,468,880
Nippon Telegraph & Telephone Corp.	2,334,200	2,395,558
Nissan Motor Co. Ltd.(a)	68,900	193,878
Otsuka Holdings Co. Ltd.	7,600	429,466
Panasonic Holdings Corp.	49,384	429,141
Recruit Holdings Co. Ltd.	8,000	486,857
Secom Co. Ltd.(a)	11,200	414,519
Seven & i Holdings Co. Ltd.	52,600	789,515
Shin–Etsu Chemical Co. Ltd.	62,300	2,603,238
Shionogi & Co. Ltd.	24,300	348,854
SMC Corp.	650	289,237
SoftBank Corp.(a)	2,066,000	2,703,825
Sompo Holdings, Inc.	34,400	769,815
Sony Group Corp.	40,500	786,415
Subaru Corp.	31,400	544,846
Sumitomo Corp.	68,510	1,529,788
Sumitomo Mitsui Financial Group, Inc.(a)	102,882	2,190,126
Sumitomo Mitsui Trust Holdings, Inc.(a)	22,600	535,770
Suzuki Motor Corp.(a)	32,468	361,474
Takeda Pharmaceutical Co. Ltd.(a)	54,500	1,563,293
TDK Corp.	35,000	446,064
Terumo Corp.(a)	19,600	369,966
Tokio Marine Holdings, Inc.	49,300	1,802,910
Tokyo Electron Ltd.	8,950	1,582,393
Toyota Motor Corp.	346,665	6,161,883
Toyota Tsusho Corp.	36,200	654,202
Total Japan		80,015,898

See Notes to Financial Statements.

32 WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree International LargeCap Dividend Fund (DOL) September 30, 2024
Investments	Shares	Value
Netherlands – 2.5%
ASML Holding NV	3,709	$3,086,359
Ferrovial SE(a)	16,510	710,875
Heineken Holding NV	7,009	530,359
Heineken NV	10,875	966,594
ING Groep NV	238,484	4,331,490
JDE Peet’s NV(a)	8,998	188,392
Koninklijke Ahold Delhaize NV	47,354	1,639,918
Universal Music Group NV(a)	34,193	896,786
Wolters Kluwer NV	5,175	873,842
Total Netherlands		13,224,615
Norway – 1.2%
Aker BP ASA	36,058	774,384
DNB Bank ASA	101,271	2,080,677
Equinor ASA	87,818	2,223,663
Telenor ASA	101,181	1,296,866
Total Norway		6,375,590
Portugal – 0.2%
EDP SA	145,383	665,569
Jeronimo Martins SGPS SA	14,736	290,109
Total Portugal		955,678
Singapore – 2.7%
DBS Group Holdings Ltd.	155,187	4,605,979
Oversea–Chinese Banking Corp. Ltd.	310,112	3,652,645
Singapore Airlines Ltd.(a)	238,200	1,263,464
Singapore Telecommunications Ltd.	838,900	2,120,153
United Overseas Bank Ltd.	107,486	2,697,211
Total Singapore		14,339,452
Spain – 6.0%
Aena SME SA(b)	6,790	1,497,409
Amadeus IT Group SA(a)	9,686	701,789
Banco Bilbao Vizcaya Argentaria SA	398,084	4,313,087
Banco Santander SA	365,928	1,878,817
CaixaBank SA	318,908	1,909,141
Endesa SA	119,858	2,625,857
Iberdrola SA	392,599	6,086,045
Industria de Diseno Textil SA	145,875	8,651,396
Naturgy Energy Group SA(a)	63,236	1,638,741
Repsol SA	57,971	766,354
Telefonica SA(a)	418,392	2,052,697
Total Spain		32,121,333
Sweden – 2.2%
Alfa Laval AB	6,275	301,846
Assa Abloy AB, Class B	18,960	638,945
Atlas Copco AB, Class A	42,678	827,111
Atlas Copco AB, Class B	30,101	516,105
Epiroc AB, Class A(a)	20,088	434,990
Essity AB, Class B	15,799	493,923
Evolution AB(b)	4,139	407,506
H & M Hennes & Mauritz AB, Class B(a)	54,622	931,149
Investments	Shares	Value
Sandvik AB(a)	25,416	$568,918
Skandinaviska Enskilda Banken AB, Class A	123,355	1,889,279
Svenska Handelsbanken AB, Class A(a)	80,045	823,224
Swedbank AB, Class A	66,038	1,402,638
Volvo AB, Class A	11,620	310,429
Volvo AB, Class B	76,714	2,029,743
Total Sweden		11,575,806
Switzerland – 11.7%
ABB Ltd., Registered Shares	67,885	3,942,489
Cie Financiere Richemont SA, Class A, Registered Shares	10,470	1,660,703
DSM–Firmenich AG	4,525	624,448
Geberit AG, Registered Shares	927	605,948
Givaudan SA, Registered Shares	175	962,599
Holcim AG, Registered Shares	32,517	3,182,507
Kuehne & Nagel International AG, Registered Shares(a)	8,941	2,446,308
Nestle SA, Registered Shares	100,627	10,134,870
Novartis AG, Registered Shares	110,683	12,747,144
Partners Group Holding AG(a)	735	1,106,573
Roche Holding AG	21,076	6,760,910
Roche Holding AG, Bearer Shares(a)	5,381	1,846,081
Schindler Holding AG, Participation Certificate	1,035	304,286
Schindler Holding AG, Registered Shares	1,063	303,066
SGS SA, Registered Shares(a)	9,996	1,117,921
Sika AG, Registered Shares	2,066	686,013
Sonova Holding AG, Registered Shares	1,061	382,113
Swiss Life Holding AG, Registered Shares	1,597	1,336,592
Swiss Re AG	20,058	2,774,902
Swisscom AG, Registered Shares	2,853	1,868,630
UBS Group AG, Registered Shares	86,229	2,663,894
Zurich Insurance Group AG	8,649	5,227,029
Total Switzerland		62,685,026
United Kingdom – 14.7%
Antofagasta PLC	31,539	851,596
Ashtead Group PLC	7,162	555,846
Associated British Foods PLC	14,401	450,660
AstraZeneca PLC	47,088	7,319,149
BAE Systems PLC	107,261	1,780,447
Barclays PLC	658,660	1,983,884
BP PLC	661,760	3,476,930
British American Tobacco PLC	195,907	7,158,119
BT Group PLC(a)	598,043	1,186,431
Compass Group PLC	43,300	1,390,445
Diageo PLC	54,138	1,890,246
Haleon PLC	108,989	574,390
HSBC Holdings PLC	1,283,344	11,519,692
Imperial Brands PLC	69,266	2,018,932
Lloyds Banking Group PLC	3,062,398	2,415,354
London Stock Exchange Group PLC	4,981	682,825
National Grid PLC	307,178	4,243,940

See Notes to Financial Statements.

WisdomTree Trust 33

Schedule of Investments (unaudited) (continued) WisdomTree International LargeCap Dividend Fund (DOL) September 30, 2024
Investments	Shares	Value
NatWest Group PLC	576,362	$2,658,700
Prudential PLC	37,955	353,627
Reckitt Benckiser Group PLC	31,168	1,913,514
RELX PLC	48,861	2,299,787
Rentokil Initial PLC	43,582	213,024
Shell PLC	209,506	6,814,752
SSE PLC	85,104	2,149,523
Standard Chartered PLC	53,687	571,063
Tesco PLC	355,421	1,710,080
Unilever PLC	125,430	8,141,397
Vodafone Group PLC	2,486,223	2,502,504
Total United Kingdom		78,826,857
United States – 1.6%
GSK PLC	215,430	4,382,183
Stellantis NV(a)	317,042	4,390,382
Total United States		8,772,565
TOTAL COMMON STOCKS (Cost: $382,445,014)		531,148,952
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 9.8%
United States – 9.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(c) (Cost: $52,501,952)	52,501,952	$52,501,952
TOTAL INVESTMENTS IN SECURITIES – 109.0% (Cost: $434,946,966)		583,650,904
Other Assets less Liabilities – (9.0)%		(48,360,482)
NET ASSETS – 100.0%		$535,290,422

(a)   Security, or portion thereof, was on loan at September 30, 2024 (See Note 2). At September 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $58,584,246 and the total market value of the collateral held by the Fund was $63,018,977. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $10,517,025.

(b)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)   Rate shown represents annualized 7-day yield as of September 30, 2024.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2024 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2024	Dividend Income
WisdomTree International MidCap Dividend Fund^	$—	$3,004,035	$2,959,233	$(44,802)	$—	$—	$44,320

^     As of September 30, 2024, the Fund did not hold a position in this affiliate.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	10/2/2024	44,545	USD	40,000	EUR	$—	$ (97)
Citibank NA	10/2/2024	24,196	USD	35,000	AUD	—	(85)
Commonwealth Bank of Australia	10/2/2024	48,886	USD	380,000	HKD	—	(36)
JPMorgan Chase Bank NA	10/2/2024	18,724	USD	14,000	GBP	—	(54)
JPMorgan Chase Bank NA	10/2/2024	10,118	USD	13,000	SGD	—	(23)
Standard Chartered Bank	10/2/2024	23,645	USD	20,000	CHF	—	(65)
						$—	$(360)

See Notes to Financial Statements.

34    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree International LargeCap Dividend Fund (DOL) September 30, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$531,148,952	$—	$—	$531,148,952
Investment of Cash Collateral for Securities Loaned	—	52,501,952	—	52,501,952
Total Investments in Securities	$531,148,952	$52,501,952	$—	$583,650,904
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(360)	$—	$(360)
Total – Net	$531,148,952	$52,501,592	$—	$583,650,544

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    35

Schedule of Investments (unaudited) WisdomTree International MidCap Dividend Fund (DIM) September 30, 2024
Investments	Shares	Value
COMMON STOCKS – 99.3%
Australia – 11.9%
AGL Energy Ltd.	26,775	$219,744
ALS Ltd.	24,212	242,214
Ampol Ltd.	13,715	290,486
APA Group	74,424	400,662
Aurizon Holdings Ltd.	77,643	190,143
Bank of Queensland Ltd.(a)	50,260	215,484
Beach Energy Ltd.(a)	60,177	50,724
Bendigo & Adelaide Bank Ltd.	56,720	458,422
BlueScope Steel Ltd.	12,033	185,323
Brambles Ltd.	59,235	782,024
Brickworks Ltd.	3,679	74,502
CAR Group Ltd.	8,071	209,748
Challenger Ltd.	26,088	117,641
Charter Hall Group	21,418	237,294
Cleanaway Waste Management Ltd.	45,936	93,692
Cochlear Ltd.	1,281	250,692
Coles Group Ltd.	79,869	1,000,689
Computershare Ltd.	15,867	278,165
Dexus(a)	77,664	408,406
Domino’s Pizza Enterprises Ltd.(a)	1,758	43,235
Endeavour Group Ltd.	72,404	252,156
GPT Group	126,544	437,194
Harvey Norman Holdings Ltd.(a)	75,792	260,275
IDP Education Ltd.(a)	5,530	60,999
IGO Ltd.(a)	42,530	172,900
Incitec Pivot Ltd.	174,396	376,270
Insurance Australia Group Ltd.	59,879	305,742
JB Hi-Fi Ltd.	10,768	597,176
Lottery Corp. Ltd.	104,262	370,339
Medibank Pvt Ltd.	110,973	281,005
Mineral Resources Ltd.(a)	5,678	204,992
Mirvac Group(a)	208,463	310,936
New Hope Corp. Ltd.(a)	83,914	303,302
Northern Star Resources Ltd.	24,912	276,005
Orica Ltd.	11,388	146,553
Origin Energy Ltd.	62,928	437,000
Premier Investments Ltd.	6,858	146,538
Qube Holdings Ltd.	48,744	133,574
Ramsay Health Care Ltd.(a)	3,241	93,580
REA Group Ltd.(a)	1,458	203,309
Reece Ltd.(a)	12,379	244,756
Scentre Group	327,889	830,277
SEEK Ltd.(a)	7,330	126,367
Seven Group Holdings Ltd.	8,050	239,471
Sonic Healthcare Ltd.	15,649	295,622
Steadfast Group Ltd.	39,731	156,284
Stockland	168,330	611,922
Suncorp Group Ltd.	51,777	649,798
Technology One Ltd.	4,138	68,496
TPG Telecom Ltd.(a)	63,248	215,881
Investments	Shares	Value
Treasury Wine Estates Ltd.	19,325	$160,881
Vicinity Ltd.	295,632	453,259
Viva Energy Group Ltd.(b)	107,891	219,309
Whitehaven Coal Ltd.	78,989	395,646
Worley Ltd.	15,593	160,426
Yancoal Australia Ltd.(a)	152,162	647,098
Total Australia		16,594,628
Austria – 1.7%
ANDRITZ AG	4,598	326,626
BAWAG Group AG(b)	6,582	510,903
CA Immobilien Anlagen AG	2,569	77,011
Mondi PLC	18,722	356,852
Telekom Austria AG	33,563	329,630
UNIQA Insurance Group AG	27,313	225,572
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,353	178,331
voestalpine AG	10,558	275,493
Wienerberger AG	3,900	129,272
Total Austria		2,409,690
Belgium – 1.7%
Ackermans & van Haaren NV	669	142,384
Aedifica SA	2,955	207,440
Ageas SA(a)	13,939	745,473
Azelis Group NV(a)	3,695	81,198
Bekaert SA(a)	3,339	137,582
Colruyt Group NV	2,333	108,888
D’ieteren Group(a)	1,066	225,926
Melexis NV(a)	1,904	157,566
Solvay SA(a)	6,062	238,145
Tessenderlo Group SA(a)	3,463	98,748
Warehouses De Pauw CVA(a)	8,196	218,983
Total Belgium		2,362,333
China – 0.2%
BOC Aviation Ltd.(b)	28,900	239,237
Qingdao Port International Co. Ltd., Class H(b)	114,000	87,472
Total China		326,709
Denmark – 1.5%
H Lundbeck AS	18,077	117,185
ISS AS	3,537	70,904
Novonesis (Novozymes) B, Class B	6,498	469,097
Pandora AS	2,450	404,390
Rockwool AS, Class B	208	97,904
Royal Unibrew AS*	1,360	114,530
Sydbank AS	4,361	215,455
Tryg AS	28,362	674,285
Total Denmark		2,163,750
Finland – 2.4%
Cargotec OYJ, Class B	1,827	107,008
Elisa OYJ	12,380	657,951
Huhtamaki OYJ(a)	2,938	114,370

See Notes to Financial Statements.

36    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree International MidCap Dividend Fund (DIM) September 30, 2024
Investments	Shares	Value
Kemira OYJ	8,421	$210,709
Kesko OYJ, Class A	3,387	71,973
Kesko OYJ, Class B(a)	16,356	349,840
Konecranes OYJ	4,378	329,321
Metsa Board OYJ, Class B(a)	23,601	165,678
Metso OYJ(a)	27,120	290,566
Orion OYJ, Class B	4,017	220,662
TietoEVRY OYJ(a)	7,004	145,002
Valmet OYJ(a)	10,751	345,081
Wartsila OYJ Abp	14,145	317,309
Total Finland		3,325,470
France – 7.5%
Accor SA	5,818	253,234
Aeroports de Paris SA(a)	2,721	350,140
Alten SA	448	50,049
Amundi SA(b)	15,178	1,135,787
Arkema SA	2,860	272,908
BioMerieux	958	115,043
Bouygues SA	19,405	651,008
Bureau Veritas SA	21,809	724,843
Carrefour SA(a)	21,543	368,099
Eiffage SA	5,671	548,355
Elis SA	8,088	169,159
Eurazeo SE	3,033	249,642
Gaztransport & Technigaz SA	1,011	142,959
Gecina SA	3,930	453,520
Getlink SE	24,988	446,764
Imerys SA	4,750	157,871
Interparfums SA(a)	2,485	125,773
Ipsen SA	845	104,208
Klepierre SA	19,744	648,719
La Francaise des Jeux SAEM(b)	11,759	484,787
Nexans SA	1,222	179,478
Remy Cointreau SA	637	49,658
Renault SA	2,013	87,595
Rexel SA	25,823	748,449
SCOR SE	8,018	179,507
SEB SA	1,409	161,183
Societe BIC SA	1,717	115,742
Sopra Steria Group	457	96,091
SPIE SA	6,986	267,428
Technip Energies NV	4,655	112,321
Teleperformance SE(a)	1,872	194,300
Valeo SE(a)	5,650	68,227
Verallia SA(b)	7,679	225,224
Vivendi SE	27,076	313,665
Wendel SE	1,854	189,949
Total France		10,441,685
Germany – 4.7%
AIXTRON SE	950	16,916
Aurubis AG	1,061	77,975
Investments	Shares	Value
Bechtle AG	1,797	$80,462
Brenntag SE	4,143	309,702
Carl Zeiss Meditec AG, Bearer Shares	1,129	89,651
CTS Eventim AG & Co. KGaA	2,535	264,105
DWS Group GmbH & Co. KGaA(b)	13,504	557,029
Evonik Industries AG	28,899	677,307
Fielmann Group AG	1,418	73,431
Freenet AG	7,593	226,430
Fresenius Medical Care AG	9,651	411,345
GEA Group AG	4,779	234,465
Gerresheimer AG	430	38,392
Hensoldt AG	905	29,755
HochTief AG	4,351	537,066
Hugo Boss AG	1,792	82,178
K & S AG, Registered Shares	9,871	126,800
Knorr-Bremse AG	3,848	342,921
Krones AG	553	79,616
MTU Aero Engines AG	928	289,995
Nemetschek SE	690	71,617
Puma SE	2,123	88,852
Rheinmetall AG	652	353,936
Scout24 SE(b)	1,304	112,424
Siltronic AG	1,060	80,859
Sixt SE	1,355	99,204
Softwareone Holding AG	2,736	48,457
Stroeer SE & Co. KGaA	3,280	210,304
Suedzucker AG	8,297	104,451
Symrise AG	1,373	190,163
thyssenkrupp AG	11,505	44,620
Traton SE	16,387	537,688
United Internet AG, Registered Shares	3,777	77,857
Total Germany		6,565,973
Hong Kong – 3.0%
Bank of East Asia Ltd.	126,380	162,703
Hong Kong & China Gas Co. Ltd.	1,036,000	853,608
Link REIT	167,600	846,900
Power Assets Holdings Ltd.	145,000	929,643
Swire Pacific Ltd., Class A	47,500	406,051
Swire Pacific Ltd., Class B	260,000	352,134
Swire Properties Ltd.	345,800	711,411
Total Hong Kong		4,262,450
Ireland – 0.5%
AIB Group PLC	52,664	302,401
Bank of Ireland Group PLC	23,480	262,835
Glanbia PLC	8,252	145,604
Total Ireland		710,840
Israel – 3.3%
Azrieli Group Ltd.	3,957	275,949
Bank Hapoalim BM	84,404	846,150
Bank Leumi Le-Israel BM	74,402	728,878
Bezeq The Israeli Telecommunication Corp. Ltd.	117,270	135,124
See Notes to Financial Statements.

WisdomTree Trust    37

Schedule of Investments (unaudited) (continued) WisdomTree International MidCap Dividend Fund (DIM) September 30, 2024
Investments	Shares	Value
Delek Group Ltd.	1,808	$211,922
Elbit Systems Ltd.	412	82,052
Energean PLC(a)	19,571	236,789
First International Bank of Israel Ltd.	9,593	397,420
ICL Group Ltd.	128,141	547,055
Israel Discount Bank Ltd., Class A	85,381	478,585
Mizrahi Tefahot Bank Ltd.	11,684	457,032
Newmed Energy LP	59,112	162,889
Phoenix Financial Ltd.	8,567	96,732
Total Israel		4,656,577
Italy – 5.9%
A2A SpA	211,624	489,844
Amplifon SpA(a)	2,662	76,680
Azimut Holding SpA	8,784	227,242
Banca Generali SpA(a)	8,477	380,701
Banca Mediolanum SpA	65,905	832,623
Banco BPM SpA	99,754	674,440
BPER Banca SpA(a)	52,656	296,772
Brembo NV(a)	12,422	136,320
Brunello Cucinelli SpA(a)	832	89,838
Buzzi SpA	4,655	185,989
Credito Emiliano SpA	19,923	225,908
De’ Longhi SpA	3,174	97,839
DiaSorin SpA(a)	634	74,225
ERG SpA(a)	5,834	160,302
FinecoBank Banca Fineco SpA(a)	24,628	422,599
Hera SpA(a)	63,969	255,728
Infrastrutture Wireless Italiane SpA(a)(b)	29,153	359,525
Interpump Group SpA(a)	1,109	51,835
Iren SpA	68,834	156,256
Italgas SpA	70,408	426,683
Leonardo SpA	8,845	197,627
Mediobanca Banca di Credito Finanziario SpA(a)	57,785	988,324
Prysmian SpA	6,328	460,466
Recordati Industria Chimica & Farmaceutica SpA(a)	5,226	296,290
Reply SpA(a)	439	66,241
SOL SpA(a)	1,577	62,832
Unipol Gruppo SpA	46,743	556,628
Total Italy		8,249,757
Japan – 22.9%
ABC-Mart, Inc.	8,734	186,233
Aeon Mall Co. Ltd.(a)	6,300	92,095
AGC, Inc.	8,628	280,301
Air Water, Inc.	6,600	92,813
Aisin Corp.(a)	27,900	307,594
Alfresa Holdings Corp.	6,200	97,785
Amada Co. Ltd.	17,100	174,240
Asahi Kasei Corp.	47,020	355,674
Asics Corp.	13,300	279,036
Azbil Corp.	8,400	68,150
Bandai Namco Holdings, Inc.	14,200	325,218
Investments	Shares	Value
BIPROGY, Inc.	2,600	$88,339
Canon Marketing Japan, Inc.	5,200	168,898
Capcom Co. Ltd.	6,400	148,904
Chiba Bank Ltd.	20,700	166,784
Chubu Electric Power Co., Inc.(a)	29,200	343,157
Coca-Cola Bottlers Japan Holdings, Inc.	5,500	76,671
COMSYS Holdings Corp.	6,200	135,452
Concordia Financial Group Ltd.(a)	35,300	195,453
Cosmo Energy Holdings Co. Ltd.(a)	2,900	158,421
Daicel Corp.	8,600	80,114
Daifuku Co. Ltd.	5,200	100,390
Daito Trust Construction Co. Ltd.(a)	2,120	258,034
Daiwa Securities Group, Inc.(a)	45,400	318,981
Dentsu Group, Inc.(a)	9,200	283,448
Dentsu Soken, Inc.	1,700	65,842
Ebara Corp.	20,000	325,433
Electric Power Development Co. Ltd.(a)	10,400	174,133
ENEOS Holdings, Inc.	110,700	602,643
Fuji Electric Co. Ltd.(a)	2,675	161,203
Fukuoka Financial Group, Inc.	5,700	146,286
Hachijuni Bank Ltd.	13,400	78,738
Hakuhodo DY Holdings, Inc.(a)	9,000	73,553
Hamamatsu Photonics KK(a)	4,600	60,314
Hankyu Hanshin Holdings, Inc.	3,100	95,835
Haseko Corp.(a)	13,300	174,107
Hirose Electric Co. Ltd.	1,075	136,855
Hitachi Construction Machinery Co. Ltd.(a)	6,500	157,729
Hoshizaki Corp.	2,100	73,171
Hulic Co. Ltd.(a)	35,300	358,948
Idemitsu Kosan Co. Ltd.	49,330	354,525
IHI Corp.(a)	5,300	275,782
Iida Group Holdings Co. Ltd.(a)	10,200	157,664
INFRONEER Holdings, Inc.	13,900	113,938
Internet Initiative Japan, Inc.	2,400	50,671
Isetan Mitsukoshi Holdings Ltd.(a)	3,300	51,355
Isuzu Motors Ltd.(a)	36,000	485,990
J Front Retailing Co. Ltd.	7,000	75,682
Japan Airlines Co. Ltd.	10,400	183,040
Japan Exchange Group, Inc.(a)	23,000	298,354
Japan Post Insurance Co. Ltd.(a)	11,600	211,175
JFE Holdings, Inc.(a)	21,900	293,730
JTEKT Corp.	14,900	106,406
Kajima Corp.(a)	14,976	280,119
Kansai Electric Power Co., Inc.(a)	22,740	376,774
Kansai Paint Co. Ltd.(a)	5,000	89,206
Kawasaki Heavy Industries Ltd.(a)	4,800	194,799
Kikkoman Corp.(a)	8,800	100,157
Kintetsu Group Holdings Co. Ltd.(a)	2,400	59,832
Kirin Holdings Co. Ltd.	28,800	440,134
Kobe Steel Ltd.(a)	22,100	264,431
Koei Tecmo Holdings Co. Ltd.(a)	7,520	86,982
Koito Manufacturing Co. Ltd.(a)	3,700	51,087

See Notes to Financial Statements.

38    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree International MidCap Dividend Fund (DIM) September 30, 2024
Investments	Shares	Value
Konami Group Corp.	2,100	$213,538
Kose Corp.	700	45,433
Kuraray Co. Ltd.	13,900	205,964
Kurita Water Industries Ltd.	2,100	90,524
Kyowa Kirin Co. Ltd.	11,500	203,163
Kyushu Railway Co.	6,600	190,793
Lion Corp.	5,800	65,485
M3, Inc.(a)	6,000	60,319
Macnica Holdings, Inc.	5,700	79,140
Marui Group Co. Ltd.(a)	7,200	120,327
MatsukiyoCocokara & Co.(a)	5,500	90,475
Mazda Motor Corp.(a)	27,800	207,956
Mebuki Financial Group, Inc.	28,600	114,868
Medipal Holdings Corp.	4,400	76,609
MEIJI Holdings Co. Ltd.(a)	7,000	175,685
Minebea Mitsumi, Inc.(a)	7,000	137,905
MISUMI Group, Inc.	3,300	59,753
Mitsubishi Chemical Group Corp.(a)	75,900	487,587
Mitsubishi Gas Chemical Co., Inc.	8,700	168,447
Mitsubishi Motors Corp.(a)	28,100	75,534
Mitsui Chemicals, Inc.(a)	6,300	167,586
Miura Co. Ltd.	2,800	68,747
MonotaRO Co. Ltd.(a)	6,400	107,271
NGK Insulators Ltd.	9,900	129,495
NH Foods Ltd.	2,500	93,208
Nichirei Corp.(a)	4,200	131,162
Nifco, Inc.	2,400	61,007
Nikon Corp.(a)	11,700	121,507
Nippon Express Holdings, Inc.(a)	5,100	268,870
Nippon Sanso Holdings Corp.(a)	4,900	178,577
Nippon Shinyaku Co. Ltd.	1,100	28,654
Nissan Chemical Corp.	3,500	125,426
Nisshin Seifun Group, Inc.	8,300	105,520
Nissin Foods Holdings Co. Ltd.(a)	5,500	154,072
Niterra Co. Ltd.(a)	13,800	385,424
Nitori Holdings Co. Ltd.	1,000	152,370
Nitto Denko Corp.(a)	27,000	450,849
NOF Corp.	7,000	120,386
Nomura Holdings, Inc.	109,300	567,743
Nomura Real Estate Holdings, Inc.(a)	9,568	256,257
NS Solutions Corp.	5,000	130,558
NSK Ltd.(a)	20,000	100,797
Obayashi Corp.(a)	22,700	287,717
Odakyu Electric Railway Co. Ltd.(a)	5,900	65,954
Oji Holdings Corp.(a)	24,662	98,965
Omron Corp.(a)	3,600	164,773
Ono Pharmaceutical Co. Ltd.(a)	14,300	191,097
Open House Group Co. Ltd.(a)	3,900	147,368
Oracle Corp.	2,800	288,633
Osaka Gas Co. Ltd.	9,300	209,614
Otsuka Corp.	7,500	185,822
Investments	Shares	Value
Pan Pacific International Holdings Corp.	4,400	$113,661
Persol Holdings Co. Ltd.	85,300	153,139
Pola Orbis Holdings, Inc.	7,700	79,616
Resona Holdings, Inc.(a)	60,100	419,154
Resonac Holdings Corp.(a)	4,400	113,199
Ricoh Co. Ltd.	17,300	186,558
Rinnai Corp.(a)	3,100	76,525
Rohm Co. Ltd.(a)	7,800	87,576
Rohto Pharmaceutical Co. Ltd.	2,500	62,430
Ryohin Keikaku Co. Ltd.	4,800	88,389
Sankyo Co. Ltd.	18,700	275,323
Santen Pharmaceutical Co. Ltd.	9,200	111,559
Sanwa Holdings Corp.	9,900	261,273
SBI Holdings, Inc.(a)	12,300	283,337
SCREEN Holdings Co. Ltd.(a)	3,200	223,110
SCSK Corp.	8,900	184,141
Sega Sammy Holdings, Inc.	9,800	195,945
Seibu Holdings, Inc.(a)	6,700	149,467
Seiko Epson Corp.(a)	13,300	245,423
Seino Holdings Co. Ltd.	7,900	132,937
Sekisui Chemical Co. Ltd.	21,000	327,611
Sekisui House Ltd.	24,300	675,113
Seven Bank Ltd.(a)	47,700	95,473
SG Holdings Co. Ltd.(a)	15,000	161,598
Shimadzu Corp.(a)	4,200	140,176
Shimano, Inc.	1,200	227,936
Shimizu Corp.(a)	14,300	98,323
Shizuoka Financial Group, Inc.(a)	14,600	127,025
Socionext, Inc.(a)	5,000	99,133
Sohgo Security Services Co. Ltd.	13,300	96,235
Sojitz Corp.(a)	14,080	331,230
SUMCO Corp.(a)	14,400	155,235
Sumitomo Electric Industries Ltd.	23,012	369,296
Sumitomo Forestry Co. Ltd.	6,800	337,290
Sumitomo Heavy Industries Ltd.	3,800	91,387
Sumitomo Realty & Development Co. Ltd.(a)	6,800	228,473
Sumitomo Rubber Industries Ltd.	6,200	67,943
Sundrug Co. Ltd.	3,100	91,760
Suzuken Co. Ltd.	2,100	73,450
Sysmex Corp.(a)	7,100	140,322
T&D Holdings, Inc.	14,451	252,064
Taisei Corp.	4,375	191,467
Taiyo Yuden Co. Ltd.(a)	3,400	69,300
TIS, Inc.	4,100	104,650
Tobu Railway Co. Ltd.(a)	3,000	52,496
Toho Co. Ltd.	2,200	89,406
Tokyo Gas Co. Ltd.(a)	11,600	270,618
Tokyo Ohka Kogyo Co. Ltd.	2,100	51,223
Tokyo Tatemono Co. Ltd.	8,400	134,862
Tokyu Corp.(a)	5,400	69,954
Tokyu Fudosan Holdings Corp.	32,500	224,028

See Notes to Financial Statements.

WisdomTree Trust    39

Schedule of Investments (unaudited) (continued) WisdomTree International MidCap Dividend Fund (DIM) September 30, 2024
Investments	Shares	Value
Toray Industries, Inc.	34,900	$205,730
Tosoh Corp.(a)	13,100	175,198
Toyo Seikan Group Holdings Ltd.	6,400	100,716
Toyo Suisan Kaisha Ltd.	1,500	98,039
Toyoda Gosei Co. Ltd.	3,600	61,535
Toyota Boshoku Corp.	7,100	92,721
Trend Micro, Inc.	3,430	203,488
Tsuruha Holdings, Inc.	900	57,068
USS Co. Ltd.	19,300	183,029
Welcia Holdings Co. Ltd.	3,500	49,867
West Japan Railway Co.(a)	10,000	190,436
Yakult Honsha Co. Ltd.(a)	4,500	104,415
Yamada Holdings Co. Ltd.	22,700	71,207
Yamaha Motor Co. Ltd.(a)	38,080	340,761
Yamato Holdings Co. Ltd.(a)	4,300	49,121
Yamazaki Baking Co. Ltd.(a)	2,100	41,775
Yaskawa Electric Corp.(a)	3,400	118,800
Yokogawa Electric Corp.	4,800	122,651
Yokohama Rubber Co. Ltd.	4,100	92,067
Zeon Corp.(a)	6,100	57,976
ZOZO, Inc.(a)	8,000	291,611
Total Japan		32,079,792
Jordan – 0.1%
Hikma Pharmaceuticals PLC	8,263	211,807
Netherlands – 3.2%
Aalberts NV	3,642	148,116
Aegon Ltd.(a)	102,640	660,732
Akzo Nobel NV	4,770	336,981
Arcadis NV	1,535	106,557
BE Semiconductor Industries NV(a)	3,191	404,388
CTP NV(b)	14,406	263,676
Euronext NV(b)	3,173	345,093
IMCD NV(a)	1,100	191,391
Koninklijke KPN NV	249,277	1,020,737
Koninklijke Vopak NV	6,942	322,921
Randstad NV(a)	9,712	483,423
Signify NV(a)(b)	6,039	142,615
Total Netherlands		4,426,630
Norway – 2.8%
Aker ASA, Class A	2,860	148,802
Gjensidige Forsikring ASA	23,484	440,131
Kongsberg Gruppen ASA	6,517	638,542
Leroy Seafood Group ASA	32,724	150,312
Mowi ASA	19,418	349,823
Orkla ASA	37,706	356,023
Schibsted ASA, Class A	1,231	39,807
SpareBank 1 SR-Bank ASA	20,624	266,693
Storebrand ASA	18,210	200,381
TOMRA Systems ASA	6,161	90,959
Var Energi ASA	236,712	734,904
Wallenius Wilhelmsen ASA	41,309	487,112
Total Norway		3,903,489
Investments	Shares	Value
Portugal – 0.6%
Galp Energia SGPS SA	25,475	$477,647
Navigator Co. SA	103,198	424,762
Total Portugal		902,409
Singapore – 2.1%
CapitaLand Investment Ltd.(a)	191,800	466,783
City Developments Ltd.	28,200	118,783
Genting Singapore Ltd.	442,700	302,155
Keppel Ltd.	129,200	668,172
Sembcorp Industries Ltd.	52,000	224,711
Singapore Exchange Ltd.	52,000	463,214
Singapore Technologies Engineering Ltd.	117,864	428,429
UOL Group Ltd.	19,200	83,270
Venture Corp. Ltd.	17,700	193,844
Total Singapore		2,949,361
Spain – 4.5%
Acciona SA	1,971	280,466
Acerinox SA	15,344	165,510
ACS Actividades de Construccion y Servicios SA	14,152	655,149
Banco de Sabadell SA	170,701	363,685
Bankinter SA(a)	53,305	471,645
CIE Automotive SA	5,626	162,310
Corp. ACCIONA Energias Renovables SA(a)	8,398	197,949
Ebro Foods SA(a)	5,069	90,177
Enagas SA	23,677	364,133
Fluidra SA(a)	6,888	180,653
Fomento de Construcciones y Contratas SA(a)	13,535	201,813
Gestamp Automocion SA(a)(b)	30,523	94,190
Grupo Catalana Occidente SA	4,509	201,794
Indra Sistemas SA(a)	4,584	84,363
Inmobiliaria Colonial Socimi SA(a)	24,226	168,443
Laboratorios Farmaceuticos Rovi SA	1,320	105,480
Logista Integral SA	10,979	331,569
Mapfre SA(a)	209,157	558,364
Merlin Properties Socimi SA	51,966	659,422
Redeia Corp. SA	32,067	625,223
Unicaja Banco SA(b)	121,898	155,771
Vidrala SA	722	81,868
Viscofan SA(a)	1,871	133,014
Total Spain		6,332,991
Sweden – 2.7%
AAK AB	4,549	149,440
AddTech AB, Class B	3,606	108,216
Avanza Bank Holding AB(a)	6,061	150,380
Axfood AB(a)	7,107	200,661
Elekta AB, Class B(a)	11,636	83,109
Hexpol AB	11,425	118,346
Holmen AB, Class B(a)	2,360	102,301
Husqvarna AB, Class B(a)	18,703	131,002
Indutrade AB	4,413	137,398

See Notes to Financial Statements.

40    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree International MidCap Dividend Fund (DIM) September 30, 2024
Investments	Shares	Value
Investment AB Latour, Class B(a)	10,436	$326,054
L E Lundbergforetagen AB, Class B(a)	1,249	71,589
Lifco AB, Class B(a)	4,341	143,121
Nibe Industrier AB, Class B(a)	18,001	98,843
Nordnet AB publ(a)	7,420	178,315
Saab AB, Class B(a)	4,820	102,662
Sagax AB, Class B	3,949	112,666
Securitas AB, Class B(a)	19,021	241,877
Skanska AB, Class B(a)	16,458	343,883
SKF AB, Class B	14,712	293,178
Svenska Cellulosa AB SCA, Class B(a)	9,364	136,674
Sweco AB, Class B	8,559	145,315
Thule Group AB(a)(b)	3,823	116,765
Trelleborg AB, Class B	6,640	255,601
Total Sweden		3,747,396
Switzerland – 5.5%
Accelleron Industries AG	4,057	210,846
Adecco Group AG, Registered Shares	11,046	376,864
Allreal Holding AG, Registered Shares(a)	714	134,412
Baloise Holding AG, Registered Shares(a)	2,338	478,104
Banque Cantonale Vaudoise, Registered Shares(a)	4,314	446,717
BKW AG(a)	1,317	239,497
Clariant AG, Registered Shares(a)	9,595	145,594
Coca-Cola HBC AG	16,368	584,887
DKSH Holding AG	2,208	175,897
EFG International AG	17,408	234,432
Flughafen Zurich AG, Registered Shares	891	214,841
Galenica AG(a)(b)	2,147	189,490
Georg Fischer AG, Registered Shares(a)	3,114	235,705
Helvetia Holding AG, Registered Shares	3,483	602,831
Julius Baer Group Ltd.(a)	13,380	807,352
Logitech International SA, Registered Shares	2,327	208,438
PSP Swiss Property AG, Registered Shares	1,367	200,784
SFS Group AG	1,386	216,883
SIG Group AG(a)	8,186	183,022
Stadler Rail AG(a)	2,635	82,778
Sulzer AG, Registered Shares	2,113	346,677
Swatch Group AG, Bearer Shares(a)	732	157,282
Swatch Group AG, Registered Shares(a)	2,767	118,907
Swiss Prime Site AG, Registered Shares(a)	4,138	465,283
Swissquote Group Holding SA, Registered Shares	171	61,706
Tecan Group AG, Registered Shares(a)	154	50,825
VAT Group AG(a)(b)	544	277,820
Vontobel Holding AG, Registered Shares	3,010	197,324
Total Switzerland		7,645,198
United Kingdom – 10.6%
Admiral Group PLC	11,434	426,982
Airtel Africa PLC(b)	135,382	207,018
Auto Trader Group PLC(b)	17,117	199,246
Beazley PLC	23,605	240,952
Bellway PLC	7,232	302,078
Investments	Shares	Value
Berkeley Group Holdings PLC	3,165	$200,381
British Land Co. PLC	62,301	363,852
Britvic PLC	12,802	218,942
Bunzl PLC	10,096	478,584
Burberry Group PLC(a)	9,025	84,861
Centrica PLC	169,358	264,992
Computacenter PLC	2,811	93,283
ConvaTec Group PLC(b)	45,633	138,946
DCC PLC	3,869	264,414
Derwent London PLC(a)	3,927	126,525
Diploma PLC	3,497	207,986
DS Smith PLC	117,128	725,532
Dunelm Group PLC	11,559	178,924
Games Workshop Group PLC	2,091	301,512
Greggs PLC	3,650	152,949
Halma PLC	3,781	132,268
Harbour Energy PLC	56,757	202,661
Hargreaves Lansdown PLC	25,563	382,150
Howden Joinery Group PLC	23,798	289,527
IMI PLC	6,661	161,897
Inchcape PLC	17,654	188,613
Informa PLC	32,865	361,572
InterContinental Hotels Group PLC	4,741	517,396
Intertek Group PLC	4,129	285,783
Investec PLC	43,405	331,279
ITV PLC	289,959	311,343
J Sainsbury PLC	108,983	431,828
JD Sports Fashion PLC	33,564	69,355
JET2 PLC	3,542	66,515
Johnson Matthey PLC	8,955	182,699
Land Securities Group PLC	46,499	406,038
Melrose Industries PLC	15,918	97,299
Next PLC	5,144	674,948
Pearson PLC	15,359	208,799
Renishaw PLC	1,651	82,936
Rightmove PLC	20,502	169,787
Rotork PLC	26,907	120,330
RS Group PLC	12,148	131,987
Sage Group PLC	19,354	265,965
Schroders PLC	82,656	387,160
Severn Trent PLC	9,455	335,071
Smith & Nephew PLC	26,564	412,614
Smiths Group PLC	13,247	297,984
Softcat PLC	3,931	81,835
Spectris PLC	3,831	140,184
Spirax Group PLC	1,266	127,616
St. James’s Place PLC	40,602	399,747
Tate & Lyle PLC	10,816	99,017
Unite Group PLC	15,312	193,064
United Utilities Group PLC	26,346	369,471
Virgin Money U.K. PLC	88,305	258,216
See Notes to Financial Statements.

WisdomTree Trust    41

Schedule of Investments (unaudited) (concluded) WisdomTree International MidCap Dividend Fund (DIM) September 30, 2024
Investments	Shares	Value
Weir Group PLC	7,632	$221,737
Whitbread PLC	4,707	197,872
Total United Kingdom		14,772,522
TOTAL COMMON STOCKS (Cost: $115,509,066)		139,041,457
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 17.6%
United States – 17.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(c) (Cost: $24,625,931)	24,625,931	24,625,931
TOTAL INVESTMENTS IN SECURITIES – 116.9% (Cost: $140,134,997)		163,667,388
Other Assets less Liabilities – (16.9)%		(23,666,527)
NET ASSETS – 100.0%		$140,000,861

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2024 (See Note 2). At September 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $32,494,083 and the total market value of the collateral held by the Fund was $34,552,786. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $9,926,855.

(b)  This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)   Rate shown represents annualized 7-day yield as of September 30, 2024.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$139,041,457	$—	$—	$139,041,457
Investment of Cash Collateral for Securities Loaned	—	24,625,931	—	24,625,931
Total Investments in Securities	$139,041,457	$24,625,931	$—	$163,667,388

See Notes to Financial Statements.

42    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree International Multifactor Fund (DWMF) September 30, 2024
Investments	Shares	Value
COMMON STOCKS – 98.8%
Australia – 8.6%
Aristocrat Leisure Ltd.	3,908	$158,875
BHP Group Ltd.(a)	6,773	215,956
Brambles Ltd.	14,458	190,876
Coles Group Ltd.	8,242	103,265
Computershare Ltd.	7,562	132,570
CSL Ltd.	929	184,506
Endeavour Group Ltd.	9,041	31,486
Fortescue Ltd.(a)	2,827	40,558
Insurance Australia Group Ltd.	8,420	42,993
Lottery Corp. Ltd.	43,127	153,187
Medibank Pvt Ltd.	52,646	133,310
Northern Star Resources Ltd.(a)	3,041	33,692
Orica Ltd.	12,133	156,140
Origin Energy Ltd.	17,057	118,451
Pro Medicus Ltd.	1,063	131,452
Qantas Airways Ltd.*	22,078	113,649
QBE Insurance Group Ltd.	12,147	139,382
Ramsay Health Care Ltd.(a)	6,292	181,674
Rio Tinto Ltd.(a)	435	38,969
Rio Tinto PLC	492	34,970
Sonic Healthcare Ltd.	9,436	178,254
Telstra Group Ltd.	58,293	156,910
Total Australia		2,671,125
Austria – 0.7%
Erste Group Bank AG	3,259	179,133
Verbund AG	522	43,402
Total Austria		222,535
China – 0.9%
BOC Hong Kong Holdings Ltd.	49,500	158,680
Wilmar International Ltd.	49,500	129,349
Total China		288,029
Denmark – 2.7%
Danske Bank AS	6,733	203,114
Pandora AS	1,142	188,495
Rockwool AS, Class B	393	184,983
Tryg AS	10,801	256,786
Total Denmark		833,378
France – 9.9%
AXA SA	6,438	248,103
Bouygues SA	3,729	125,102
Bureau Veritas SA	2,189	72,753
Capgemini SE	336	72,730
Carrefour SA	6,242	106,655
Cie de Saint–Gobain SA	1,410	128,597
Cie Generale des Etablissements Michelin SCA	4,707	191,533
Danone SA	3,091	225,404
Eiffage SA	1,496	144,655
Engie SA	11,093	192,081
Investments	Shares	Value
Ipsen SA	1,680	$207,184
Klepierre SA	1,402	46,065
La Francaise des Jeux SAEM(b)	5,003	206,258
Orange SA	15,767	180,983
Sanofi SA(a)	2,527	290,205
SEB SA	298	34,090
Sodexo SA	2,042	167,846
Thales SA	1,028	163,548
TotalEnergies SE(a)	4,156	271,341
Total France		3,075,133
Germany – 8.6%
Allianz SE, Registered Shares	606	199,516
Beiersdorf AG	211	31,826
Brenntag SE	1,776	132,761
Commerzbank AG	7,091	130,777
CTS Eventim AG & Co. KGaA	307	31,984
Deutsche Boerse AG	966	227,157
Deutsche Lufthansa AG, Registered Shares	13,545	99,469
Deutsche Telekom AG, Registered Shares	10,577	311,520
E.ON SE	10,167	151,538
Evonik Industries AG	1,416	33,187
Fresenius SE & Co. KGaA*	4,185	159,877
GEA Group AG	3,414	167,496
Hannover Rueck SE	745	212,936
Heidelberg Materials AG	1,119	121,889
Knorr–Bremse AG	706	62,916
Muenchener Rueckversicherungs–Gesellschaft AG in Muenchen, Registered Shares	340	187,566
Scout24 SE(b)	376	32,417
Siemens Healthineers AG(b)	3,284	197,403
Symrise AG	228	31,579
Talanx AG	1,961	165,456
Total Germany		2,689,270
Hong Kong – 2.0%
CLP Holdings Ltd.	15,000	132,958
Jardine Matheson Holdings Ltd.	5,200	203,112
Sun Hung Kai Properties Ltd.	9,500	104,631
Techtronic Industries Co. Ltd.	9,000	136,839
WH Group Ltd.(b)	41,500	32,912
Total Hong Kong		610,452
Ireland – 1.0%
AerCap Holdings NV	1,913	181,199
AIB Group PLC	18,990	109,042
Kerry Group PLC, Class A	300	31,188
Total Ireland		321,429
Israel – 1.9%
Check Point Software Technologies Ltd.*	1,670	321,992
Teva Pharmaceutical Industries Ltd., ADR*	13,640	245,793
Wix.com Ltd.*	188	31,428
Total Israel		599,213

See Notes to Financial Statements.

WisdomTree Trust    43

Schedule of Investments (unaudited) (continued) WisdomTree International Multifactor Fund (DWMF) September 30, 2024
Investments	Shares	Value
Italy – 2.3%
Banco BPM SpA	15,798	$106,811
Enel SpA	15,117	121,052
Ferrari NV	61	28,573
Generali(a)	6,130	177,534
Intesa Sanpaolo SpA	9,030	38,674
Leonardo SpA(a)	2,917	65,175
Poste Italiane SpA(b)	11,042	155,152
Terna – Rete Elettrica Nazionale(a)	3,142	28,362
Total Italy		721,333
Japan – 19.2%
ANA Holdings, Inc.	18,400	394,782
Asahi Kasei Corp.	36,700	277,610
Daito Trust Construction Co. Ltd.	2,600	316,457
Kansai Electric Power Co., Inc.(a)	13,430	222,519
Kao Corp.	4,100	203,767
KDDI Corp.	9,000	289,052
Kirin Holdings Co. Ltd.	15,300	233,821
Kobe Bussan Co. Ltd.	5,800	183,440
Konami Group Corp.	2,700	274,549
Kyowa Kirin Co. Ltd.	18,800	332,128
McDonald’s Holdings Co. Japan Ltd.(a)	6,800	325,168
MEIJI Holdings Co. Ltd.(a)	8,600	215,842
Nippon Prologis REIT, Inc.	154	265,064
Ono Pharmaceutical Co. Ltd.(a)	32,900	439,656
Oracle Corp.	3,600	371,099
Osaka Gas Co. Ltd.	10,000	225,392
Otsuka Holdings Co. Ltd.	7,800	440,768
TIS, Inc.	13,500	344,578
Toho Co. Ltd.	6,400	260,089
TOTO Ltd.	9,700	361,919
Total Japan		5,977,700
Jordan – 0.6%
Hikma Pharmaceuticals PLC	7,674	196,709
Macau – 0.6%
Galaxy Entertainment Group Ltd.	17,000	85,465
Sands China Ltd.*	36,000	92,323
Total Macau		177,788
Netherlands – 3.9%
Euronext NV(b)	510	55,467
EXOR NV	2,116	227,064
Heineken Holding NV	1,719	130,074
IMCD NV(a)	356	61,941
JDE Peet’s NV(a)	5,149	107,805
Koninklijke Ahold Delhaize NV(a)	5,530	191,510
Koninklijke KPN NV	54,588	223,526
Wolters Kluwer NV	1,214	204,994
Total Netherlands		1,202,381
Investments	Shares	Value
Norway – 2.4%
DNB Bank ASA	8,541	$175,480
Equinor ASA	8,063	204,165
Kongsberg Gruppen ASA	1,025	100,431
Mowi ASA	3,395	61,162
Orkla ASA	22,543	212,853
Total Norway		754,091
Portugal – 0.3%
EDP SA	12,249	56,076
Galp Energia SGPS SA	1,536	28,800
Total Portugal		84,876
Russia – 0.0%
Evraz PLC*†	17,300	0
Singapore – 3.6%
DBS Group Holdings Ltd.	5,810	172,442
Genting Singapore Ltd.	173,900	118,692
Oversea–Chinese Banking Corp. Ltd.	15,000	176,677
Singapore Airlines Ltd.(a)	24,400	129,423
Singapore Exchange Ltd.	22,300	198,647
Singapore Telecommunications Ltd.	64,600	163,264
United Overseas Bank Ltd.	6,700	168,127
Total Singapore		1,127,272
Spain – 3.8%
Aena SME SA(b)	664	146,433
Banco Bilbao Vizcaya Argentaria SA	12,665	137,220
CaixaBank SA(a)	24,318	145,580
Endesa SA	4,959	108,642
Iberdrola SA	8,744	135,549
Industria de Diseno Textil SA	2,644	156,808
Repsol SA(a)	16,713	220,939
Telefonica SA(a)	24,803	121,687
Total Spain		1,172,858
Sweden – 2.8%
Alfa Laval AB	2,208	106,211
Essity AB, Class B	3,643	113,891
H & M Hennes & Mauritz AB, Class B(a)	1,958	33,378
SKF AB, Class B	3,966	79,034
Svenska Handelsbanken AB, Class A(a)	10,950	112,615
Swedbank AB, Class A	5,437	115,481
Tele2 AB, Class B(a)	8,866	100,498
Telefonaktiebolaget LM Ericsson, Class B(a)	7,196	54,464
Telia Co. AB	9,170	29,708
Volvo AB, Class B	4,169	110,306
Total Sweden		855,586
Switzerland – 7.5%
Chocoladefabriken Lindt & Spruengli AG	12	155,201
Coca–Cola HBC AG	4,529	161,837
Givaudan SA, Registered Shares	31	170,517

See Notes to Financial Statements.

44    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree International Multifactor Fund (DWMF) September 30, 2024
Investments	Shares	Value
Holcim AG, Registered Shares	1,917	$187,621
Nestle SA, Registered Shares	1,245	125,393
Novartis AG, Registered Shares	3,206	369,229
Roche Holding AG	775	248,610
Schindler Holding AG, Participation Certificate	588	172,869
SGS SA, Registered Shares	672	75,154
Swiss Re AG	1,459	201,844
Swisscom AG, Registered Shares	384	251,509
Zurich Insurance Group AG	367	221,797
Total Switzerland		2,341,581
United Kingdom – 14.2%
Admiral Group PLC	1,013	37,829
Associated British Foods PLC	4,491	140,540
AstraZeneca PLC	1,257	195,383
Auto Trader Group PLC(b)	2,617	30,462
BP PLC	55,095	289,473
British American Tobacco PLC	4,211	153,863
BT Group PLC(a)	15,954	31,650
Bunzl PLC	2,096	99,357
Centrica PLC	78,256	122,446
Coca–Cola Europacific Partners PLC	2,178	171,518
Compass Group PLC	7,863	252,496
DCC PLC	1,078	73,672
Hargreaves Lansdown PLC	9,272	138,610
HSBC Holdings PLC	21,509	193,071
Imperial Brands PLC	6,565	191,353
Informa PLC	2,724	29,969
J Sainsbury PLC	7,570	29,995
JD Sports Fashion PLC	78,348	161,894
Kingfisher PLC	8,319	35,931
London Stock Exchange Group PLC	444	60,866
Next PLC	226	29,654
Pearson PLC	17,926	243,696
Reckitt Benckiser Group PLC	2,300	141,205
RELX PLC	2,202	103,644
Rolls–Royce Holdings PLC*	17,863	126,320
Sage Group PLC	3,774	51,863
Smith & Nephew PLC	15,974	248,121
Smiths Group PLC	4,305	96,839
Investments	Shares	Value
SSE PLC	6,081	$153,592
Standard Chartered PLC	2,984	31,741
Tesco PLC	45,042	216,716
Unilever PLC	3,050	197,969
Vodafone Group PLC	129,693	130,542
Whitbread PLC	4,648	195,392
Total United Kingdom		4,407,672
United States – 1.3%
GSK PLC	11,582	235,596
Qiagen NV*	3,991	180,260
Total United States		415,856
TOTAL COMMON STOCKS (Cost: $27,765,734)		30,746,267
PREFERRED STOCK – 0.5%
Germany – 0.5%
Henkel AG & Co. KGaA, 2.24% (Cost: $126,577)	1,540	145,060
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 8.3%
United States – 8.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(c) (Cost: $2,578,175)	2,578,175	2,578,175
TOTAL INVESTMENTS IN SECURITIES – 107.6% (Cost: $30,470,486)		33,469,502
Other Assets less Liabilities – (7.6)%		(2,353,305)
NET ASSETS – 100.0%		$31,116,197

*     Non-income producing security.

†     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)   Security, or portion thereof, was on loan at September 30, 2024 (See Note 2). At September 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,901,833 and the total market value of the collateral held by the Fund was $3,077,936. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $499,761.

(b)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)   Rate shown represents annualized 7-day yield as of September 30, 2024.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	10/3/2024	13,600	SGD	8,950	CHF	$—	$(2)
Bank of America NA	10/3/2024	853,355	SGD	665,995	USD	—	(321)
Bank of America NA	10/3/2024	665,984	USD	866,878	SGD	—	(10,239)
Bank of America NA	11/5/2024	625,764	USD	800,459	SGD	304	—
Citibank NA	10/3/2024	144,571	USD	20,567,624	JPY	762	—
Citibank NA	10/3/2024	26,490	USD	287,192	NOK	—	(777)

See Notes to Financial Statements.

WisdomTree Trust    45

Schedule of Investments (unaudited) (continued) WisdomTree International Multifactor Fund (DWMF) September 30, 2024
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	10/3/2024	22,705	USD	235,824	SEK	$—	$(561)
Citibank NA	10/3/2024	60,267	USD	78,629	SGD	—	(1,069)
Goldman Sachs	10/3/2024	125,824	AUD	84,230	USD	3,062	—
Goldman Sachs	10/3/2024	9,457	AUD	6,491	USD	70	—
Goldman Sachs	10/3/2024	42,104	CHF	49,404	USD	514	—
Goldman Sachs	10/3/2024	3,230	CHF	3,808	USD	22	—
Goldman Sachs	10/3/2024	125,919	DKK	18,648	USD	204	—
Goldman Sachs	10/3/2024	9,589	DKK	1,437	USD	—	(1)
Goldman Sachs	10/3/2024	205,302	EUR	226,838	USD	2,298	—
Goldman Sachs	10/3/2024	15,644	EUR	17,482	USD	—	(22)
Goldman Sachs	10/3/2024	83,505	GBP	109,244	USD	2,765	—
Goldman Sachs	10/3/2024	6,295	GBP	8,419	USD	25	—
Goldman Sachs	10/3/2024	19,776,810	JPY	139,095	USD	—	(815)
Goldman Sachs	10/3/2024	1,546,248	JPY	10,720	USD	91	—
Goldman Sachs	10/3/2024	269,851	NOK	25,050	USD	571	—
Goldman Sachs	10/3/2024	20,293	NOK	1,930	USD	—	(3)
Goldman Sachs	10/3/2024	290,416	SEK	28,181	USD	471	—
Goldman Sachs	10/3/2024	22,016	SEK	2,172	USD	0^	—
Goldman Sachs	10/3/2024	72,907	SGD	55,944	USD	928	—
Goldman Sachs	10/3/2024	5,545	SGD	4,312	USD	13	—
Goldman Sachs	10/3/2024	83,148	USD	125,002	AUD	—	(3,573)
Goldman Sachs	10/3/2024	61,318	USD	51,855	CHF	—	(161)
Goldman Sachs	10/3/2024	19,202	USD	129,891	DKK	—	(245)
Goldman Sachs	10/3/2024	231,748	USD	210,130	EUR	—	(2,777)
Goldman Sachs	10/3/2024	101,263	USD	77,551	GBP	—	(2,760)
Goldman Sachs	10/3/2024	10,372	USD	16,866	NZD	—	(359)
HSBC Holdings PLC	10/3/2024	24,900	AUD	15,479	EUR	—	(1)
HSBC Holdings PLC	10/3/2024	2,279,677	EUR	2,548,369	USD	—	(4,036)
HSBC Holdings PLC	10/3/2024	212,186	USD	1,427,807	DKK	—	(1,584)
HSBC Holdings PLC	11/5/2024	2,536,773	USD	2,266,176	EUR	4,041	—
Morgan Stanley & Co. International	10/3/2024	1,314,310	AUD	911,253	USD	565	—
Morgan Stanley & Co. International	10/3/2024	107,364	CHF	125,973	USD	1,317	—
Morgan Stanley & Co. International	10/3/2024	1,409,367	DKK	211,303	USD	—	(294)
Morgan Stanley & Co. International	10/3/2024	227,450,337	JPY	1,592,343	USD	—	(2,008)
Morgan Stanley & Co. International	10/3/2024	2,700,000	JPY	18,884	USD	—	(8)
Morgan Stanley & Co. International	10/3/2024	7,600	NOK	538	GBP	—	—
Morgan Stanley & Co. International	10/3/2024	203,233	NZD	124,983	USD	4,324	—
Morgan Stanley & Co. International	10/3/2024	2,460,413	SEK	243,258	USD	—	(521)
Morgan Stanley & Co. International	10/3/2024	918,826	USD	1,353,837	AUD	—	(20,414)
Morgan Stanley & Co. International	10/3/2024	2,560,941	USD	2,311,550	EUR	—	(18,965)
Morgan Stanley & Co. International	10/3/2024	1,119,008	USD	850,545	GBP	—	(21,870)
Morgan Stanley & Co. International	10/3/2024	95,434	USD	72,951	GBP	—	(2,419)
Morgan Stanley & Co. International	10/3/2024	1,597,587	USD	231,576,450	JPY	—	(21,598)
Morgan Stanley & Co. International	10/3/2024	292,723	USD	3,091,132	NOK	—	(761)
Morgan Stanley & Co. International	10/3/2024	114,611	USD	183,385	NZD	—	(2,067)
Morgan Stanley & Co. International	10/3/2024	250,906	USD	2,570,346	SEK	—	(2,677)
Morgan Stanley & Co. International	11/5/2024	965,699	USD	1,392,139	AUD	—	(597)
Morgan Stanley & Co. International	11/5/2024	211,724	USD	1,409,717	DKK	296	—
Morgan Stanley & Co. International	11/5/2024	328,173	USD	3,314,044	SEK	702	—
Morgan Stanley & Co. International	11/6/2024	1,493,050	USD	212,280,281	JPY	1,917	—
See Notes to Financial Statements.

46    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree International Multifactor Fund (DWMF) September 30, 2024
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
UBS AG	10/3/2024	471,971	CHF	559,733	USD	$—	$(163)
UBS AG	10/3/2024	894,758	GBP	1,198,042	USD	2,140	—
UBS AG	10/3/2024	3,072,846	NOK	292,233	USD	—	(485)
UBS AG	10/3/2024	677,600	USD	573,885	CHF	—	(2,799)
UBS AG	11/5/2024	556,757	USD	467,698	CHF	167	—
UBS AG	11/5/2024	1,240,548	USD	926,525	GBP	—	(2,215)
UBS AG	11/5/2024	282,299	USD	2,967,374	NOK	470	—
						$28,039	$(129,167)

^     Amount represents less than $1.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	30,746,267	—	—		30,746,267
Preferred Stock	145,060	—	—		145,060
Investment of Cash Collateral for Securities Loaned	—	2,578,175	—		2,578,175
Total Investments in Securities	$30,891,327	$2,578,175	$0		$33,469,502
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$28,039	$—		$28,039
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(129,167)	$—		$(129,167)
Total – Net	$30,891,327	$2,477,047	$0		$33,368,374

*     Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    47

Schedule of Investments (unaudited) WisdomTree International Quality Dividend Growth Fund (IQDG) September 30, 2024
Investments	Shares	Value
COMMON STOCKS – 99.5%
Australia – 7.1%
Aristocrat Leisure Ltd.	69,717	$2,834,258
Beach Energy Ltd.(a)	466,821	393,486
Brambles Ltd.	419,487	5,538,095
Breville Group Ltd.(a)	40,978	970,549
Brickworks Ltd.	40,857	827,378
CAR Group Ltd.	88,285	2,294,340
Champion Iron Ltd.(a)	164,296	837,756
Charter Hall Group	265,227	2,938,501
Cochlear Ltd.	6,445	1,261,286
Coles Group Ltd.	562,220	7,044,127
CSL Ltd.	49,518	9,834,612
Dicker Data Ltd.(a)	55,394	361,238
Goodman Group	267,400	6,861,971
IDP Education Ltd.(a)	57,384	632,982
Mineral Resources Ltd.(a)	58,921	2,127,211
Netwealth Group Ltd.	45,766	789,309
REA Group Ltd.(a)	14,464	2,016,915
SEEK Ltd.(a)	89,339	1,540,177
Seven Group Holdings Ltd.	71,192	2,117,820
Tabcorp Holdings Ltd.(a)	561,913	196,863
Technology One Ltd.	37,793	625,583
Wesfarmers Ltd.	346,947	16,952,118
Total Australia		68,996,575
Austria – 0.6%
Kontron AG	31,633	566,982
Mondi PLC	192,921	3,677,185
Wienerberger AG	41,176	1,364,848
Total Austria		5,609,015
Belgium – 0.9%
Bekaert SA	22,789	939,011
bpost SA	142,724	408,572
D’ieteren Group	10,260	2,174,483
Fagron	9,161	190,169
Tessenderlo Group SA(a)	20,051	571,756
UCB SA(a)	24,928	4,506,986
Total Belgium		8,790,977
China – 0.5%
Prosus NV	104,659	4,585,753
Denmark – 4.2%
Coloplast AS, Class B	31,816	4,167,827
Dfds AS	19,790	508,712
Novo Nordisk AS, Class B	230,831	27,190,333
Novonesis (Novozymes) B, Class B	72,671	5,246,194
Pandora AS	16,621	2,743,417
Royal Unibrew AS*	12,136	1,022,008
Total Denmark		40,878,491
Investments	Shares	Value
Finland – 1.2%
Metsa Board OYJ, Class B(a)	248,295	$1,743,020
Orion OYJ, Class B	31,781	1,745,794
UPM-Kymmene OYJ(a)	232,945	7,817,548
Total Finland		11,306,362
France – 10.2%
Airbus SE	105,060	15,385,839
Alten SA	4,709	526,074
Arkema SA	29,882	2,851,409
BioMerieux	11,196	1,344,494
Carrefour SA(a)	228,223	3,899,585
Eramet SA(a)	14,770	1,167,072
Gaztransport & Technigaz SA	10,161	1,436,802
Hermes International SCA	6,465	15,916,874
Interparfums SA(a)	23,508	1,189,807
Ipsen SA	6,873	847,603
Kering SA	36,234	10,386,748
La Francaise des Jeux SAEM(b)	57,948	2,389,016
Lectra	7,160	233,734
LVMH Moet Hennessy Louis Vuitton SE	51,865	39,853,097
SEB SA	13,695	1,566,642
Total France		98,994,796
Germany – 4.8%
AIXTRON SE	14,086	250,824
Aurubis AG	10,352	760,788
Bechtle AG	19,952	893,369
Bilfinger SE	13,352	721,233
Carl Zeiss Meditec AG, Bearer Shares	9,143	726,018
Deutsche Post AG, Registered Shares	581,358	25,972,454
Fielmann Group AG	13,508	699,508
Gerresheimer AG	4,543	405,617
Hugo Boss AG	12,858	589,649
Knorr-Bremse AG	40,493	3,608,599
Merck KGaA	13,558	2,390,763
Nemetschek SE	7,269	754,469
Puma SE	20,513	858,508
Rheinmetall AG	6,719	3,647,388
Siltronic AG	10,223	779,831
Stroeer SE & Co. KGaA	19,686	1,262,209
Symrise AG	14,171	1,962,710
Total Germany		46,283,937
Hong Kong – 0.7%
Techtronic Industries Co. Ltd.	426,500	6,484,667
Ireland – 0.3%
Kerry Group PLC, Class A	25,085	2,607,839
Israel – 0.5%
Hilan Ltd.	8,224	432,458
Isramco Negev 2 LP	1,884,509	820,233

See Notes to Financial Statements.

48    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree International Quality Dividend Growth Fund (IQDG) September 30, 2024
Investments	Shares	Value
Newmed Energy LP	463,017	$1,275,889
Oil Refineries Ltd.	4,112,975	1,062,604
Plus500 Ltd.	52,231	1,754,303
Total Israel		5,345,487
Italy – 1.4%
Amplifon SpA	11,007	317,059
Brunello Cucinelli SpA	5,549	599,169
Carel Industries SpA(a)(b)	13,812	302,440
Davide Campari-Milano NV(a)	47,390	401,961
De’ Longhi SpA(a)	32,183	992,051
DiaSorin SpA	7,483	876,062
Ferrari NV	10,644	4,985,716
Moncler SpA	56,242	3,579,083
Piaggio & C SpA(a)	276,299	811,613
Reply SpA	1,803	272,055
Salcef Group SpA	14,471	415,872
Salvatore Ferragamo SpA(a)	49,885	385,822
Total Italy		13,938,903
Japan – 14.5%
Advantest Corp.	61,600	2,903,003
ARE Holdings, Inc.	44,800	568,456
ASKUL Corp.	11,500	173,899
BayCurrent, Inc.	14,100	522,836
Capcom Co. Ltd.	58,200	1,354,094
Casio Computer Co. Ltd.(a)	48,000	398,825
Daiwabo Holdings Co. Ltd.	33,900	644,038
Dentsu Soken, Inc.	16,300	631,306
Dexerials Corp.	29,300	414,899
Dip Corp.	17,300	343,484
Disco Corp.	11,300	2,961,668
FANUC Corp.	229,300	6,716,772
Fast Retailing Co. Ltd.	23,200	7,691,163
Food & Life Cos. Ltd.	19,400	390,265
Fujimi, Inc.(a)	20,100	333,033
Fujitsu Ltd.	258,000	5,294,736
Goldwin, Inc.(a)	4,800	277,785
Hoya Corp.	15,400	2,130,096
Ibiden Co. Ltd.(a)	11,000	340,289
Internet Initiative Japan, Inc.	17,100	361,032
Japan Material Co. Ltd.	10,600	137,317
Kakaku.com, Inc.	73,400	1,278,496
Keyence Corp.	13,400	6,403,971
Koei Tecmo Holdings Co. Ltd.(a)	103,700	1,199,466
Lasertec Corp.	6,800	1,122,162
M3, Inc.	45,100	453,396
MEITEC Group Holdings, Inc.	39,800	882,311
Minebea Mitsumi, Inc.	74,800	1,473,619
Mitsui Chemicals, Inc.(a)	72,400	1,925,909
MonotaRO Co. Ltd.(a)	53,500	896,716
Investments	Shares	Value
Murata Manufacturing Co. Ltd.	382,300	$7,500,873
NET One Systems Co. Ltd.	23,200	580,487
Nextage Co. Ltd.(a)	13,500	173,375
NGK Insulators Ltd.(a)	105,300	1,377,351
NHK Spring Co. Ltd.	82,200	1,044,740
Nihon M&A Center Holdings, Inc.(a)	121,500	556,111
Nippon Gas Co. Ltd.	40,600	651,973
Nippon Steel Corp.(a)	466,700	10,434,190
Nomura Research Institute Ltd.	77,500	2,871,574
NSD Co. Ltd.	25,600	566,443
Obic Co. Ltd.	68,700	2,423,519
Oracle Corp.	21,800	2,247,211
Pan Pacific International Holdings Corp.	44,500	1,149,521
Persol Holdings Co. Ltd.(a)	962,200	1,727,440
Relo Group, Inc.	51,100	670,902
Sanrio Co. Ltd.	9,700	280,068
SG Holdings Co. Ltd.	153,500	1,653,688
Shin-Etsu Chemical Co. Ltd.	440,900	18,423,233
SMC Corp.	8,900	3,960,326
SMS Co. Ltd.	25,600	385,951
Sysmex Corp.(a)	67,300	1,330,097
Taiyo Yuden Co. Ltd.(a)	37,800	770,455
Takara Bio, Inc.	36,400	256,001
Takara Holdings, Inc.	84,700	720,637
TDK Corp.	365,400	4,656,909
TechnoPro Holdings, Inc.	31,800	617,815
Toei Animation Co. Ltd.(a)	32,000	676,734
Tokyo Electron Ltd.	89,700	15,859,291
Tokyo Ohka Kogyo Co. Ltd.	17,100	417,099
Tokyo Seimitsu Co. Ltd.	11,000	580,607
Topcon Corp.(a)	23,900	258,232
Tosoh Corp.	144,800	1,936,538
Yaskawa Electric Corp.	36,000	1,257,886
ZOZO, Inc.(a)	73,400	2,675,528
Total Japan		140,917,847
Netherlands – 7.5%
ASM International NV	3,223	2,120,089
ASML Holding NV	40,213	33,462,326
Corbion NV	13,854	396,130
Heineken Holding NV(a)	72,961	5,520,828
Heineken NV	122,211	10,862,388
SBM Offshore NV	147,921	2,705,780
Signify NV(b)	74,735	1,764,914
Universal Music Group NV(a)	371,990	9,756,249
Wolters Kluwer NV	37,532	6,337,594
Total Netherlands		72,926,298
Norway – 1.0%
Aker ASA, Class A	31,214	1,624,023
Atea ASA	92,189	1,193,867

See Notes to Financial Statements.

WisdomTree Trust    49

Schedule of Investments (unaudited) (continued) WisdomTree International Quality Dividend Growth Fund (IQDG) September 30, 2024
Investments	Shares	Value
DNO ASA	937,761	$1,015,875
Kongsberg Gruppen ASA	46,389	4,545,242
Veidekke ASA	94,794	1,112,402
Total Norway		9,491,409
Portugal – 0.0%
Corticeira Amorim SGPS SA(a)	34,244	338,229
Singapore – 0.6%
Singapore Technologies Engineering Ltd.	1,342,238	4,878,962
StarHub Ltd.	914,300	877,214
Total Singapore		5,756,176
Spain – 7.9%
CIE Automotive SA	31,451	907,358
Endesa SA	873,904	19,145,547
Industria de Diseno Textil SA	914,017	54,207,525
Laboratorios Farmaceuticos Rovi SA	10,987	877,962
Viscofan SA(a)	19,489	1,385,520
Total Spain		76,523,912
Sweden – 3.8%
Alfa Laval AB	60,763	2,922,877
Assa Abloy AB, Class B	223,550	7,533,560
Billerud Aktiebolag	134,804	1,549,303
Evolution AB(b)	42,406	4,175,087
Husqvarna AB, Class B(a)	169,710	1,188,703
Investment AB Latour, Class B	131,123	4,096,704
Lindab International AB	19,092	534,153
Nibe Industrier AB, Class B(a)	187,886	1,031,681
Paradox Interactive AB	14,460	256,487
Sandvik AB	330,734	7,403,226
Sectra AB, Class B	19,332	541,249
Securitas AB, Class B(a)	199,487	2,536,736
Skanska AB, Class B	177,270	3,703,982
Total Sweden		37,473,748
Switzerland – 14.6%
Clariant AG, Registered Shares	109,190	1,656,845
Comet Holding AG, Registered Shares	2,130	842,102
Givaudan SA, Registered Shares	1,966	10,814,107
Huber & Suhner AG, Registered Shares	7,062	733,366
Logitech International SA, Registered Shares	24,530	2,197,246
Novartis AG, Registered Shares	308,352	35,512,295
Partners Group Holding AG	9,642	14,516,437
Roche Holding AG	96,859	31,071,123
Roche Holding AG, Bearer Shares	11,358	3,896,634
SFS Group AG	10,928	1,710,030
Sika AG, Registered Shares	21,931	7,282,168
Sonova Holding AG, Registered Shares	7,624	2,745,743
Stadler Rail AG(a)	24,142	758,417
Straumann Holding AG, Registered Shares	6,344	1,039,723
Investments	Shares	Value
Swissquote Group Holding SA, Registered Shares	2,674	$964,929
Tecan Group AG, Registered Shares	18	5,941
UBS Group AG, Registered Shares	772,476	23,864,293
VAT Group AG(b)	5,630	2,875,234
Total Switzerland		142,486,633
United Kingdom – 15.0%
Admiral Group PLC	120,689	4,506,909
Airtel Africa PLC(b)	1,425,734	2,180,144
AJ Bell PLC	129,299	779,591
Ashtead Group PLC	76,115	5,907,321
AstraZeneca PLC	226,566	35,216,411
Auto Trader Group PLC(b)	94,485	1,099,827
Bellway PLC	72,990	3,048,764
Britvic PLC	102,007	1,744,544
Burberry Group PLC	93,513	879,289
Bytes Technology Group PLC	46,299	319,831
Coats Group PLC	371,008	499,642
Diageo PLC	602,091	21,022,200
Dr. Martens PLC(a)	430,888	325,398
Dunelm Group PLC	78,167	1,209,960
Greggs PLC	16,293	682,738
Hays PLC	898,174	1,118,022
Howden Joinery Group PLC	183,028	2,226,725
IMI PLC	51,351	1,248,099
Imperial Brands PLC	744,668	21,705,225
ITV PLC	3,199,916	3,435,910
JD Sports Fashion PLC	385,229	796,017
Kainos Group PLC	11,993	142,046
MONY Group PLC	289,155	819,156
Next PLC	31,638	4,151,247
RELX PLC	352,708	16,601,241
Renishaw PLC	21,438	1,076,906
Rentokil Initial PLC	453,572	2,217,004
Rightmove PLC	130,923	1,084,238
RS Group PLC	142,852	1,552,077
Sage Group PLC	206,252	2,834,340
Savills PLC	64,676	1,028,892
Softcat PLC	44,591	928,284
Spirax Group PLC	14,240	1,435,426
TBC Bank Group PLC	33,135	1,177,809
Telecom Plus PLC	39,043	967,803
Victrex PLC	33,757	440,121
Total United Kingdom		146,409,157
United States – 2.2%
GSK PLC	1,041,243	21,180,508
TOTAL COMMON STOCKS (Cost: $801,765,965)		967,326,719

See Notes to Financial Statements.

50    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree International Quality Dividend Growth Fund (IQDG) September 30, 2024
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.6%
United States – 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(c) (Cost: $15,289,418)	15,289,418	$15,289,418
TOTAL INVESTMENTS IN SECURITIES – 101.1% (Cost: $817,055,383)		982,616,137
Other Assets less Liabilities – (1.1)%		(10,317,907)
NET ASSETS – 100.0%		$972,298,230

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2024 (See Note 2). At September 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $53,995,198 and the total market value of the collateral held by the Fund was $57,426,839. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $42,137,421.

(b)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)   Rate shown represents annualized 7-day yield as of September 30, 2024.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$967,326,719	$—	$ —	$967,326,719
Investment of Cash Collateral for Securities Loaned	—	15,289,418	—	15,289,418
Total Investments in Securities	$967,326,719	$15,289,418	$ —	$982,616,137

See Notes to Financial Statements.

WisdomTree Trust    51

Schedule of Investments (unaudited) WisdomTree International SmallCap Dividend Fund (DLS) September 30, 2024
Investments	Shares	Value
COMMON STOCKS – 99.0%
Australia – 12.1%
Accent Group Ltd.(a)	1,329,399	$2,195,005
Acrow Ltd.	719,922	544,396
Amotiv Ltd.(a)	191,236	1,386,402
AMP Ltd.	3,426,561	3,161,646
Ansell Ltd.	88,872	1,961,245
ARB Corp. Ltd.(a)	38,937	1,283,096
AUB Group Ltd.	64,600	1,379,445
Australian Clinical Labs Ltd.(a)(b)	245,549	625,183
Baby Bunting Group Ltd.(a)(b)	155,761	195,047
Bapcor Ltd.(a)	342,406	1,261,360
Breville Group Ltd.(a)	63,199	1,496,845
Capitol Health Ltd.	2,290,717	580,053
Cedar Woods Properties Ltd.(a)	221,358	863,047
Centuria Capital Group	2,023,254	2,933,593
Champion Iron Ltd.(a)	395,048	2,014,375
Codan Ltd.	113,832	1,273,012
Collins Foods Ltd.(a)	101,106	613,044
Corporate Travel Management Ltd.(a)	60,178	538,556
Dalrymple Bay Infrastructure Ltd.	620,416	1,390,236
Data#3 Ltd.	131,337	690,652
Dicker Data Ltd.(a)	150,810	983,470
Domain Holdings Australia Ltd.(a)	364,058	808,209
Eagers Automotive Ltd.(a)	354,409	2,684,915
EVT Ltd.(a)	149,093	1,115,011
First Resources Ltd.	2,285,400	2,620,544
G8 Education Ltd.	1,077,654	1,057,886
GR Engineering Services Ltd.	362,787	508,401
GrainCorp Ltd., Class A	225,114	1,436,791
GWA Group Ltd.	657,010	1,098,480
Hansen Technologies Ltd.	192,889	636,968
Helia Group Ltd.	642,036	1,808,375
Helloworld Travel Ltd.	199,270	271,649
HMC Capital Ltd.	241,466	1,373,640
HUB24 Ltd.	20,470	828,916
Iluka Resources Ltd.	343,208	1,659,561
Imdex Ltd.(a)	277,600	454,501
Infomedia Ltd.	476,489	525,597
Ingenia Communities Group	321,088	1,120,457
Inghams Group Ltd.(a)	584,249	1,195,702
Insignia Financial Ltd.	1,454,538	2,653,896
Integral Diagnostics Ltd.(a)	238,465	491,342
IPH Ltd.	262,373	1,106,690
IVE Group Ltd.	399,704	565,681
Johns Lyng Group Ltd.(a)	104,605	270,685
Jumbo Interactive Ltd.	57,969	551,764
Kelsian Group Ltd.(a)	174,091	498,804
Lifestyle Communities Ltd.(a)	19,333	113,065
Lindsay Australia Ltd.(a)	607,165	383,311
Investments	Shares	Value
Lovisa Holdings Ltd.(a)	105,328	$2,630,568
Lycopodium Ltd.(a)	85,250	727,449
MA Financial Group Ltd.(a)	216,466	794,417
Macmahon Holdings Ltd.	2,703,070	609,458
Magellan Financial Group Ltd.	611,563	4,251,205
McMillan Shakespeare Ltd.	181,270	1,927,841
Metcash Ltd.	2,043,251	5,074,671
Monadelphous Group Ltd.	76,164	682,149
Monash IVF Group Ltd.	794,099	674,860
Myer Holdings Ltd.(a)	1,933,160	1,113,138
MyState Ltd.(a)	321,652	818,946
Netwealth Group Ltd.	112,758	1,944,696
nib holdings Ltd.	442,822	1,824,815
Nick Scali Ltd.	161,995	1,865,575
Nine Entertainment Co. Holdings Ltd.(a)	2,762,264	2,404,983
NRW Holdings Ltd.	836,782	2,078,253
Nufarm Ltd.(a)	187,930	517,595
oOh!media Ltd.	496,921	453,332
Orora Ltd.(a)	2,347,584	4,446,179
PeopleIN Ltd.(a)	411,743	242,800
Perenti Ltd.	1,106,761	836,919
Perseus Mining Ltd.	837,076	1,515,683
Pinnacle Investment Management Group Ltd.(a)	230,442	2,885,639
PointsBet Holdings Ltd.(a)	1,096,564	532,519
Propel Funeral Partners Ltd.	89,950	360,688
PSC Insurance Group Ltd.(a)	214,017	916,087
PWR Holdings Ltd.	33,570	210,767
Ramelius Resources Ltd.(a)	225,306	343,873
Regis Healthcare Ltd.	264,964	1,137,839
Reliance Worldwide Corp. Ltd.	840,888	3,424,360
Ridley Corp. Ltd.	442,096	803,565
SG Fleet Group Ltd.	364,263	631,769
Sigma Healthcare Ltd.(a)	426,745	426,318
SmartGroup Corp. Ltd.	165,852	964,202
Southern Cross Electrical Engineering Ltd.	450,331	573,286
SRG Global Ltd.	1,167,163	898,789
Super Retail Group Ltd.	503,554	6,347,520
Tabcorp Holdings Ltd.	1,766,328	618,822
Terracom Ltd.*(a)	3,515,987	500,039
Universal Store Holdings Ltd.	128,559	668,909
Ventia Services Group Pty. Ltd.	1,856,238	5,859,333
Waypoint REIT Ltd.	1,367,260	2,504,137
Total Australia		123,254,542
Austria – 0.4%
Kontron AG	80,937	1,450,696
Oesterreichische Post AG	37,080	1,241,494
Porr AG	38,678	586,203
Schoeller-Bleckmann Oilfield Equipment AG	17,153	552,293
Total Austria		3,830,686
See Notes to Financial Statements.

52    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree International SmallCap Dividend Fund (DLS) September 30, 2024
Investments	Shares	Value
Belgium – 1.4%
Barco NV(a)	77,018	$1,025,455
bpost SA(a)	371,446	1,063,327
Cofinimmo SA(a)	89,163	6,567,686
Deceuninck NV(a)	149,077	437,573
Econocom Group SA NV	242,680	541,686
Exmar NV	89,421	880,221
Fagron	28,725	596,289
Recticel SA(a)	50,658	747,417
Xior Student Housing NV(a)(b)	66,296	2,504,550
Total Belgium		14,364,204
China – 0.2%
CITIC Telecom International Holdings Ltd.(a)	6,316,822	1,951,770
Denmark – 1.6%
Alm Brand AS	1,111,412	2,231,310
Cementir Holding NV	108,915	1,190,019
Chemometec AS	9,048	552,403
D/S Norden AS	143,821	5,994,426
Dfds AS	36,762	944,986
Matas AS	20,061	374,220
Scandinavian Tobacco Group AS(c)	112,190	1,726,646
Spar Nord Bank AS	170,199	3,256,446
Total Denmark		16,270,456
Finland – 1.3%
Aktia Bank OYJ	49,813	517,022
Citycon OYJ(a)	410,105	1,904,938
F-Secure OYJ(a)	199,673	481,345
Harvia OYJ(b)	19,363	1,016,754
Marimekko OYJ	33,359	486,228
Musti Group OYJ(a)	22,422	641,868
Oriola OYJ, Class B	275,491	284,402
Outokumpu OYJ(a)	720,708	2,921,386
Puuilo OYJ	129,504	1,395,466
Revenio Group OYJ	10,499	409,172
Sanoma OYJ	108,173	816,111
Scanfil OYJ	48,297	390,789
Talenom OYJ(a)	82,879	464,336
Terveystalo OYJ(c)	82,755	899,574
Tokmanni Group Corp.(a)	42,537	525,531
Total Finland		13,154,922
France – 3.7%
Beneteau SACA(a)	82,695	897,076
Bonduelle SCA(a)	16,708	134,258
Chargeurs SA*(a)	62,266	797,768
Cie des Alpes(a)	74,248	1,176,676
Coface SA	340,430	5,581,274
Derichebourg SA(a)	284,090	1,672,485
Eramet SA(a)	39,040	3,084,799
Etablissements Maurel & Prom SA(a)	204,328	1,075,894
Investments	Shares	Value
Fnac Darty SA(a)	41,899	$1,449,603
IPSOS SA	36,204	2,280,889
Lectra(a)	19,015	620,735
Mersen SA(a)	33,834	1,072,397
Metropole Television SA	150,462	2,045,304
Opmobility	136,980	1,371,303
Quadient SA	30,389	570,461
Rubis SCA	317,256	8,681,886
Television Francaise 1 SA	372,985	3,319,753
Vicat SACA	41,818	1,647,486
Total France		37,480,047
Georgia – 0.6%
Bank of Georgia Group PLC	136,480	6,727,725
Germany – 2.2%
7C Solarparken AG	80,857	203,041
Bilfinger SE	35,726	1,929,805
CompuGroup Medical SE & Co. KGaA	19,404	307,946
Dermapharm Holding SE	38,559	1,504,031
Deutz AG	171,870	862,786
Duerr AG	57,053	1,404,649
Eckert & Ziegler SE	6,542	327,386
Elmos Semiconductor SE	5,029	370,994
ElringKlinger AG	43,452	208,284
GFT Technologies SE	11,114	290,249
Hamborner REIT AG	114,060	842,704
Hamburger Hafen und Logistik AG	67,097	1,213,115
Instone Real Estate Group SE(c)	86,058	918,191
Jenoptik AG	18,513	570,256
Kloeckner & Co. SE	169,679	977,151
Lanxess AG	105,481	3,340,953
MLP SE	107,559	696,239
Mutares SE & Co. KGaA	29,780	697,956
Norma Group SE	20,918	349,249
ProSiebenSat.1 Media SE	68,023	441,837
SAF-Holland SE	80,080	1,492,534
Salzgitter AG(a)	69,556	1,273,875
Stabilus SE	24,120	987,932
Wacker Neuson SE	59,951	994,258
Total Germany		22,205,421
Hong Kong – 0.3%
Dah Sing Banking Group Ltd.	722,400	648,230
Dah Sing Financial Holdings Ltd.	253,829	808,789
Guotai Junan International Holdings Ltd.	6,242,000	1,060,759
Nissin Foods Co. Ltd.	833,000	489,022
Total Hong Kong		3,006,800
Indonesia – 0.1%
Bumitama Agri Ltd.	1,437,700	841,088

See Notes to Financial Statements.

WisdomTree Trust    53

Schedule of Investments (unaudited) (continued) WisdomTree International SmallCap Dividend Fund (DLS) September 30, 2024
Investments	Shares	Value
Ireland – 0.4%
C&C Group PLC	249,676	$545,221
Cairn Homes PLC	1,010,715	2,217,665
Kenmare Resources PLC	179,674	812,189
Origin Enterprises PLC(a)	183,527	686,165
Total Ireland		4,261,240
Israel – 4.2%
Altshuler Shaham Finance Ltd.	808,050	1,218,690
Amot Investments Ltd.	973,813	4,212,343
Arad Ltd.	24,386	316,191
Ashdod Refinery Ltd.	1	9
Ashtrom Group Ltd.*	181,967	2,532,083
AudioCodes Ltd.	35,754	349,399
Electra Consumer Products 1970 Ltd.*	21,463	420,062
Electra Real Estate Ltd.	72,769	838,867
Energix-Renewable Energies Ltd.	263,726	955,729
FIBI Holdings Ltd.	70,287	3,093,255
Gav-Yam Lands Corp. Ltd.	98,513	817,035
Harel Insurance Investments & Financial Services Ltd.	383,348	3,729,700
Hilan Ltd.	4,607	242,259
Inrom Construction Industries Ltd.	149,621	511,246
Israel Canada TR Ltd.	190,296	702,413
Israel Land Development Co. Ltd.*	47,160	410,148
Isramco Negev 2 LP	3,433,303	1,494,346
Kardan Real Estate Enterprise & Development Ltd.	247,258	308,832
Kvutzat Acro Ltd.	42,859	518,497
Lapidoth Capital Ltd.	29,622	466,027
Matrix IT Ltd.	85,591	1,639,476
Max Stock Ltd.	356,819	1,006,272
Maytronics Ltd.	79,500	179,061
Mediterranean Towers Ltd.	223,630	461,965
Mega Or Holdings Ltd.	46,630	1,197,184
Menora Mivtachim Holdings Ltd.	55,084	1,611,189
Migdal Insurance & Financial Holdings Ltd.	314,941	430,285
Mivne Real Estate KD Ltd.	834,678	2,140,718
Next Vision Stabilized Systems Ltd.	27,624	293,343
Novolog Ltd.	966,232	390,420
Oil Refineries Ltd.	15,394,051	3,977,117
One Software Technologies Ltd.	72,399	978,828
Paz Oil Co. Ltd.	1	60
Plus500 Ltd.	126,112	4,235,772
Ratio Energies Finance LP	475,754	387,541
Retailors Ltd.	38,523	683,631
Sisram Medical Ltd.(c)	386,400	200,973
Total Israel		42,950,966
Italy – 5.2%
ACEA SpA(a)	386,718	7,587,470
Anima Holding SpA(c)	470,163	2,859,754
Aquafil SpA*(a)	180,498	398,055
Investments	Shares	Value
Ariston Holding NV(a)	55,786	$272,574
Arnoldo Mondadori Editore SpA(a)	553,756	1,504,878
Ascopiave SpA(a)	290,242	934,523
Banca IFIS SpA	172,767	4,222,685
Banca Popolare di Sondrio SpA	640,060	4,911,081
Biesse SpA	22,252	215,438
Cairo Communication SpA	336,823	808,210
Danieli & C Officine Meccaniche SpA(a)	23,005	717,609
Danieli & C Officine Meccaniche SpA, RSP(a)	11,918	286,638
Datalogic SpA	94,361	642,401
El.En. SpA(a)	52,042	639,477
Enav SpA(c)	779,577	3,466,268
IMMSI SpA	596,639	377,553
Intercos SpA	44,293	783,022
Italian Sea Group SpA(a)	80,745	769,586
Maire SpA	310,564	2,571,809
MARR SpA(a)	69,230	927,170
Orsero SpA	15,531	220,134
OVS SpA(c)	255,358	825,338
Piaggio & C SpA(a)	1,078,497	3,168,025
RAI Way SpA(c)	387,882	2,307,335
Salcef Group SpA	44,831	1,288,366
Salvatore Ferragamo SpA(a)	102,959	796,308
Sanlorenzo SpA	16,891	688,069
Spaxs SpA*(a)	85,072	445,290
Technogym SpA(c)	250,943	2,625,609
Tinexta SpA(a)	40,376	534,882
Unieuro SpA(a)(c)	33,507	434,536
Webuild SpA	897,208	2,541,374
Wiit SpA(a)	23,764	592,763
Zignago Vetro SpA(a)	142,578	1,744,001
Total Italy		53,108,231
Japan – 27.7%
77 Bank Ltd.	41,000	1,122,169
Adastria Co. Ltd.	18,300	426,667
ADEKA Corp.	49,601	1,011,335
Aeon Delight Co. Ltd.	20,500	581,149
Ai Holdings Corp.	37,900	631,137
Aica Kogyo Co. Ltd.	36,700	871,574
Aichi Financial Group, Inc.	19,400	319,536
Aisan Industry Co. Ltd.	66,300	647,055
AIT Corp.	37,800	450,831
Alinco, Inc.(a)	61,300	419,552
Alleanza Holdings Co. Ltd.(a)	23,400	179,950
Alps Alpine Co. Ltd.(a)	86,600	934,776
Alps Logistics Co. Ltd.(a)	16,600	669,617
Amano Corp.	52,400	1,577,422
Anritsu Corp.(a)	68,700	522,070
AOKI Holdings, Inc.	32,200	268,784
Arcs Co. Ltd.	43,400	777,037
ARE Holdings, Inc.(a)	66,400	842,534

See Notes to Financial Statements.

54    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree International SmallCap Dividend Fund (DLS) September 30, 2024
Investments	Shares	Value
Ariake Japan Co. Ltd.	14,400	$532,550
Artience Co. Ltd.	25,700	695,323
As One Corp.	26,800	542,595
Asanuma Corp.(a)	155,000	739,024
ASKUL Corp.(a)	33,700	509,599
Autobacs Seven Co. Ltd.(a)	72,403	749,136
Bando Chemical Industries Ltd.	72,400	895,383
Bank of Nagoya Ltd.	10,200	442,114
Baroque Japan Ltd.(a)	98,100	522,596
Bell System24 Holdings, Inc.	67,200	707,047
Bunka Shutter Co. Ltd.	46,000	580,467
C Uyemura & Co. Ltd.	13,600	1,087,696
Canon Electronics, Inc.	23,300	373,184
Casio Computer Co. Ltd.(a)	130,000	1,080,152
Central Glass Co. Ltd.(a)	17,300	411,214
Chori Co. Ltd.	30,700	805,918
Chugin Financial Group, Inc.	72,500	724,290
Chugoku Marine Paints Ltd.	34,900	497,247
Citizen Watch Co. Ltd.(a)	148,800	947,685
CKD Corp.	46,100	949,137
Computer Engineering & Consulting Ltd.	14,800	193,484
Dai-Dan Co. Ltd.	28,700	589,891
Daido Steel Co. Ltd.	161,955	1,590,225
Daiei Kankyo Co. Ltd.	16,100	350,049
Daihen Corp.(a)	14,400	656,376
Daiho Corp.	18,700	452,989
Daiichikosho Co. Ltd.	72,800	886,588
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	12,800	268,904
Daio Paper Corp.(a)	42,000	266,082
Daiseki Co. Ltd.	14,100	369,159
Daishi Hokuetsu Financial Group, Inc.	39,280	645,605
Daiwabo Holdings Co. Ltd.	51,400	976,507
DCM Holdings Co. Ltd.	63,100	696,553
Denka Co. Ltd.(a)	47,000	740,125
Dexerials Corp.	72,000	1,019,547
DIC Corp.	46,500	1,054,247
Dip Corp.	14,400	285,906
DMG Mori Co. Ltd.(a)	72,500	1,528,663
Dowa Holdings Co. Ltd.	18,000	661,284
DTS Corp.	30,300	857,907
Eagle Industry Co. Ltd.	53,300	762,759
Earth Corp.	14,600	544,030
EDION Corp.(a)	83,500	1,072,354
Eiken Chemical Co. Ltd.(a)	43,500	706,753
Elecom Co. Ltd.	30,200	306,349
Elematec Corp.	60,500	730,872
en Japan, Inc.	17,500	297,539
ES-Con Japan Ltd.	103,700	748,171
Exedy Corp.	72,400	1,617,156
EXEO Group, Inc.	123,200	1,339,748
Investments	Shares	Value
Ezaki Glico Co. Ltd.	19,100	$586,059
Fancl Corp.(a)	32,400	632,416
Feed One Co. Ltd.	32,800	203,624
Ferrotec Holdings Corp.(a)	29,200	472,377
Financial Partners Group Co. Ltd.	76,100	1,181,082
Food & Life Cos. Ltd.	17,600	354,055
FP Corp.	19,400	388,366
FP Partner, Inc.(a)	11,100	208,358
France Bed Holdings Co. Ltd.	34,500	293,530
Fudo Tetra Corp.	29,100	465,673
Fuji Corp. Ltd.	124,800	626,443
Fuji Oil Holdings, Inc.	29,400	651,758
Fuji Pharma Co. Ltd.	49,400	439,641
Fuji Soft, Inc.	14,400	908,054
Fujikura Ltd.	186,400	6,278,490
Fujimi, Inc.(a)	32,323	535,553
Fujitec Co. Ltd.(a)	34,800	1,208,171
Fukuyama Transporting Co. Ltd.	17,000	451,622
Funai Soken Holdings, Inc.	34,100	575,008
Furukawa Electric Co. Ltd.(a)	30,200	761,756
Furyu Corp.	26,100	192,867
Futaba Industrial Co. Ltd.	38,100	183,788
Future Corp.	43,300	550,937
Gecoss Corp.	89,700	557,489
Glory Ltd.(a)	28,377	507,469
Godo Steel Ltd.(a)	20,100	579,646
GS Yuasa Corp.	26,300	523,555
Gunma Bank Ltd.	274,000	1,681,468
H2O Retailing Corp.(a)	51,700	743,838
Hakuto Co. Ltd.(a)	30,400	993,568
Hanwa Co. Ltd.	26,500	920,756
Hazama Ando Corp.(a)	120,100	939,541
Heiwa Corp.	71,819	1,065,436
Heiwa Real Estate Co. Ltd.	21,000	598,993
Hirogin Holdings, Inc.	176,300	1,363,170
Hochiki Corp.(a)	54,100	802,196
Hogy Medical Co. Ltd.(a)	14,300	466,370
Hokkaido Gas Co. Ltd.	209,500	872,917
Hokuetsu Corp.(a)	37,400	409,978
Hokuhoku Financial Group, Inc.(a)	49,700	542,899
Horiba Ltd.	26,700	1,744,161
HU Group Holdings, Inc.(a)	47,300	876,789
Hyakugo Bank Ltd.	115,700	440,831
Hyakujushi Bank Ltd.	24,900	430,841
Ichibanya Co. Ltd.(a)	83,100	604,776
Ichigo, Inc.	175,800	451,053
Idec Corp.	23,500	419,103
IDOM, Inc.	55,900	420,110
Iino Kaiun Kaisha Ltd.(a)	122,800	1,077,419
Inaba Denki Sangyo Co. Ltd.	50,900	1,362,884
Inabata & Co. Ltd.	43,400	1,010,361

See Notes to Financial Statements.

WisdomTree Trust    55

Schedule of Investments (unaudited) (continued) WisdomTree International SmallCap Dividend Fund (DLS) September 30, 2024
Investments	Shares	Value
Inui Global Logistics Co. Ltd.(a)	63,300	$509,356
Itochu Enex Co. Ltd.	87,801	956,334
Itoham Yonekyu Holdings, Inc.	35,400	956,523
Iyogin Holdings, Inc.	86,800	824,673
Izumi Co. Ltd.	30,300	751,357
JAC Recruitment Co. Ltd.	174,400	931,499
Japan Aviation Electronics Industry Ltd.(a)	43,300	769,798
Japan Lifeline Co. Ltd.	56,200	481,299
Japan Securities Finance Co. Ltd.	43,300	579,694
Japan Steel Works Ltd.	21,200	744,608
Japan Transcity Corp.(a)	43,300	266,387
Jeol Ltd.	12,200	474,132
Joyful Honda Co. Ltd.	62,000	902,866
Juroku Financial Group, Inc.	31,300	864,339
JVCKenwood Corp.	67,300	632,819
K’s Holdings Corp.	80,800	871,323
Kaga Electronics Co. Ltd.	45,600	892,617
Kagome Co. Ltd.	21,500	482,187
Kakaku.com, Inc.	99,700	1,736,595
Kamigumi Co. Ltd.	70,900	1,615,374
Kanamoto Co. Ltd.	40,600	844,414
Kandenko Co. Ltd.	87,000	1,353,901
Kaneka Corp.	26,700	728,351
Kanematsu Corp.(a)	72,500	1,226,073
Katitas Co. Ltd.(a)	22,000	306,222
Kato Sangyo Co. Ltd.	28,100	832,942
Kewpie Corp.	34,100	853,454
KH Neochem Co. Ltd.	30,800	452,181
Ki-Star Real Estate Co. Ltd.	14,600	399,091
Kitz Corp.	101,100	735,774
Koatsu Gas Kogyo Co. Ltd.(a)	30,400	184,262
Kojima Co. Ltd.	25,200	168,951
Kokuyo Co. Ltd.	72,200	1,277,532
KOMEDA Holdings Co. Ltd.	42,100	814,098
Komeri Co. Ltd.(a)	27,700	716,513
Konoike Transport Co. Ltd.	21,700	377,899
Krosaki Harima Corp.	31,400	488,869
Kumagai Gumi Co. Ltd.	24,900	626,678
Kumiai Chemical Industry Co. Ltd.	61,200	360,252
Kurabo Industries Ltd.	22,395	759,338
Kureha Corp.	28,600	568,441
KYB Corp.	27,700	932,435
Kyoei Steel Ltd.	43,300	523,693
Kyorin Pharmaceutical Co. Ltd.	31,890	338,876
Kyudenko Corp.	27,200	1,286,029
Kyushu Financial Group, Inc.(a)	158,300	771,469
LEC, Inc.(a)	14,400	132,081
Life Corp.	24,900	631,900
Lintec Corp.	32,830	758,551
Mabuchi Motor Co. Ltd.	49,800	774,295
Makino Milling Machine Co. Ltd.(a)	12,400	508,865
Investments	Shares	Value
Mani, Inc.	20,000	$254,614
Marubun Corp.	58,900	431,126
Maruha Nichiro Corp.	41,900	928,865
Maruzen Showa Unyu Co. Ltd.	7,700	293,918
Matsui Securities Co. Ltd.	169,140	924,689
Max Co. Ltd.	41,000	1,031,879
MCJ Co. Ltd.	53,300	567,132
Megmilk Snow Brand Co. Ltd.	27,000	510,780
MEITEC Group Holdings, Inc.	57,700	1,279,130
Micronics Japan Co. Ltd.	16,300	448,410
Mirait One Corp.	57,200	849,362
Mitsubishi Logistics Corp.	30,800	1,124,424
Mitsubishi Materials Corp.(a)	51,500	927,101
Mitsubishi Shokuhin Co. Ltd.	28,800	1,059,060
Mitsuboshi Belting Ltd.(a)	43,300	1,203,282
Mitsui DM Sugar Holdings Co. Ltd.	43,300	1,018,628
Mitsui High-Tec, Inc.	39,000	245,549
Mitsui Matsushima Holdings Co. Ltd.(a)	24,400	823,056
Mitsui Mining & Smelting Co. Ltd.	43,364	1,479,421
Mitsui-Soko Holdings Co. Ltd.	30,000	1,302,433
Mizuho Medy Co. Ltd.	34,100	386,676
Mizuno Corp.	13,900	884,298
Mochida Pharmaceutical Co. Ltd.	15,400	361,207
Morinaga & Co. Ltd.	31,000	621,885
Morinaga Milk Industry Co. Ltd.(a)	29,200	717,139
Musashi Seimitsu Industry Co. Ltd.	43,600	595,598
Musashino Bank Ltd.	32,000	596,197
Nabtesco Corp.	47,300	816,441
Nachi-Fujikoshi Corp.(a)	23,100	503,052
Nagase & Co. Ltd.	57,200	1,280,042
Nakanishi, Inc.	27,000	502,664
Nakayama Steel Works Ltd.	69,600	377,584
Nanto Bank Ltd.(a)	16,100	338,793
NEC Networks & System Integration Corp.	54,800	1,060,831
NET One Systems Co. Ltd.	36,600	915,768
NHK Spring Co. Ltd.	101,700	1,292,580
Nichias Corp.	49,800	1,980,998
Nichicon Corp.(a)	43,300	288,182
Nichiha Corp.	28,400	689,947
Nihon Kohden Corp.	39,700	590,338
Nihon M&A Center Holdings, Inc.(a)	149,800	685,641
Nihon Nohyaku Co. Ltd.(a)	27,300	115,468
Nikkon Holdings Co. Ltd.	86,600	1,146,372
Nippn Corp.(a)	69,400	1,076,612
Nippon Air Conditioning Services Co. Ltd.	66,600	487,487
Nippon Carbon Co. Ltd.	21,900	691,265
Nippon Denko Co. Ltd.	182,100	389,560
Nippon Electric Glass Co. Ltd.	66,100	1,553,609
Nippon Gas Co. Ltd.(a)	67,000	1,075,916
Nippon Kanzai Holdings Co. Ltd.	35,600	667,002
Nippon Kayaku Co. Ltd.	103,199	901,115
See Notes to Financial Statements.

56    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree International SmallCap Dividend Fund (DLS) September 30, 2024
Investments	Shares	Value
Nippon Road Co. Ltd.	21,300	$256,273
Nippon Shokubai Co. Ltd.	66,800	809,782
Nippon Soda Co. Ltd.	54,800	955,475
Nippon Yakin Kogyo Co. Ltd.(a)	17,100	541,548
Nipro Corp.	57,200	569,241
Nishi-Nippon Financial Holdings, Inc.	70,500	804,362
Nishi-Nippon Railroad Co. Ltd.(a)	20,500	327,908
Nishimatsu Construction Co. Ltd.	22,000	782,397
Nishio Holdings Co. Ltd.	29,700	833,651
Nisshin Oillio Group Ltd.	22,700	836,332
Nisshinbo Holdings, Inc.	62,092	416,204
Nissin Corp.	13,600	393,624
Nissui Corp.	174,000	1,116,086
Nitto Kogyo Corp.	24,800	521,868
Noevir Holdings Co. Ltd.	30,200	1,091,541
Nomura Micro Science Co. Ltd.(a)	14,600	247,620
Noritake Co. Ltd.	33,800	922,742
North Pacific Bank Ltd.	175,100	472,515
NS United Kaiun Kaisha Ltd.(a)	24,500	772,476
NSD Co. Ltd.	56,800	1,256,795
NTN Corp.(a)	212,800	381,296
Obara Group, Inc.(a)	10,700	302,209
Ogaki Kyoritsu Bank Ltd.(a)	50,900	648,349
Ohsho Food Service Corp.	43,200	860,436
Okamura Corp.(a)	70,200	970,256
Okasan Securities Group, Inc.	130,700	566,513
Okinawa Cellular Telephone Co.	42,100	1,164,049
OKUMA Corp.(a)	31,000	663,821
Okumura Corp.	26,400	801,007
Onward Holdings Co. Ltd.	96,000	353,691
Open Up Group, Inc.	43,300	618,744
Organo Corp.	14,400	704,698
Osaka Soda Co. Ltd.(a)	22,500	301,856
OSG Corp.	51,700	731,730
PAL GROUP Holdings Co. Ltd.	43,900	778,930
PALTAC Corp.	14,300	440,877
Paramount Bed Holdings Co. Ltd.	33,600	608,389
Penta-Ocean Construction Co. Ltd.	130,500	583,163
PHC Holdings Corp.(a)	78,700	579,906
Pigeon Corp.	69,900	821,950
PILLAR Corp.	19,900	577,356
Pilot Corp.	14,400	446,477
Press Kogyo Co. Ltd.	190,300	766,309
Prima Meat Packers Ltd.(a)	44,000	730,257
Raito Kogyo Co. Ltd.(a)	43,300	655,373
Raiznext Corp.	70,500	814,713
Relo Group, Inc.	67,600	887,534
Rengo Co. Ltd.	108,000	754,203
Resorttrust, Inc.	43,400	872,612
Restar Corp.	19,300	365,653
Investments	Shares	Value
Riso Kagaku Corp.	26,400	$630,285
Roland Corp.	14,400	377,013
Rorze Corp.	26,000	358,082
Round One Corp.	73,600	563,423
Ryobi Ltd.	15,100	205,535
S Foods, Inc.	23,500	453,932
Sakai Chemical Industry Co. Ltd.	21,500	384,938
Sakai Moving Service Co. Ltd.(a)	25,400	445,885
Sakata Seed Corp.	14,300	352,901
Samty Holdings Co. Ltd.	43,000	839,318
San-Ai Obbli Co. Ltd.(a)	59,000	802,258
San-In Godo Bank Ltd.(a)	112,200	956,963
Sangetsu Corp.(a)	57,100	1,122,919
Sanki Engineering Co. Ltd.	75,100	1,259,542
Sankyu, Inc.	23,000	774,063
Sanshin Electronics Co. Ltd.	30,500	423,682
Santec Holdings Corp.	8,600	357,732
Sanyo Chemical Industries Ltd.	14,500	420,180
Sanyo Special Steel Co. Ltd.	30,500	408,117
Sawai Group Holdings Co. Ltd.(a)	42,900	611,079
Scroll Corp.	76,500	516,097
Seika Corp.	16,600	461,305
Seiko Group Corp.	14,800	402,489
Seiren Co. Ltd.(a)	42,200	797,150
Senko Group Holdings Co. Ltd.(a)	59,200	516,096
Senshu Electric Co. Ltd.	9,800	344,617
Senshu Ikeda Holdings, Inc.(a)	159,700	362,853
Seria Co. Ltd.	42,800	1,050,252
Shibaura Machine Co. Ltd.(a)	14,300	394,890
Shibaura Mechatronics Corp.	8,200	449,441
Shiga Bank Ltd.	20,100	455,988
Shikoku Electric Power Co., Inc.	38,300	340,721
Shin Nippon Air Technologies Co. Ltd.	14,900	360,937
Shin-Etsu Polymer Co. Ltd.	58,400	632,830
Shinagawa Refractories Co. Ltd.(a)	25,300	300,508
Shinsho Corp.	14,400	649,329
Ship Healthcare Holdings, Inc.	21,900	358,034
Shoei Co. Ltd.(a)	26,300	410,570
Sinfonia Technology Co. Ltd.	38,000	1,341,583
SKY Perfect JSAT Holdings, Inc.	159,600	995,268
Sotetsu Holdings, Inc.(a)	41,000	683,620
ST Corp.(a)	8,900	91,962
Star Micronics Co. Ltd.	43,400	583,461
Starts Corp., Inc.(a)	43,400	1,054,355
Sumida Corp.	53,800	344,525
Sumitomo Bakelite Co. Ltd.	41,200	1,157,022
Sumitomo Mitsui Construction Co. Ltd.	159,500	446,029
Sumitomo Osaka Cement Co. Ltd.	16,100	459,904
Sun Frontier Fudousan Co. Ltd.	73,200	899,648
Sun-Wa Technos Corp.	34,900	465,529

See Notes to Financial Statements.

WisdomTree Trust    57

Schedule of Investments (unaudited) (continued) WisdomTree International SmallCap Dividend Fund (DLS) September 30, 2024
Investments	Shares	Value
Suruga Bank Ltd.(a)	91,400	$712,465
Suzuden Corp.(a)	43,400	537,645
Systena Corp.	189,000	490,206
T Hasegawa Co. Ltd.	18,600	425,860
T-Gaia Corp.(a)	43,500	1,116,086
Tachi-S Co. Ltd.	42,700	544,497
Tachibana Eletech Co. Ltd.	17,600	314,374
Taiheiyo Cement Corp.	51,600	1,215,327
Taikisha Ltd.	17,800	609,137
Taiyo Holdings Co. Ltd.	31,400	812,220
Takaoka Toko Co. Ltd.	14,400	181,007
Takara Bio, Inc.	45,400	319,298
Takara Holdings, Inc.	130,500	1,110,308
Takara Standard Co. Ltd.	71,000	792,198
Takasago Thermal Engineering Co. Ltd.(a)	39,600	1,422,987
Takeuchi Manufacturing Co. Ltd.(a)	34,400	1,062,975
Takuma Co. Ltd.	47,400	531,195
Tama Home Co. Ltd.(a)	28,000	784,955
Tamron Co. Ltd.	27,900	871,875
Tayca Corp.	14,300	164,654
TechnoPro Holdings, Inc.	41,300	802,382
Teijin Ltd.(a)	38,000	376,174
Teikoku Electric Manufacturing Co. Ltd.(a)	37,700	715,045
THK Co. Ltd.	45,700	803,200
TKC Corp.	28,100	751,416
Tocalo Co. Ltd.	72,400	969,787
Toda Corp.(a)	159,900	1,052,921
Toho Bank Ltd.(a)	212,500	389,227
Toho Gas Co. Ltd.	43,400	1,204,241
Tokai Carbon Co. Ltd.	94,100	605,887
TOKAI Holdings Corp.	67,500	458,211
Tokai Rika Co. Ltd.	47,722	653,909
Tokai Tokyo Financial Holdings, Inc.(a)	217,800	735,440
Tokuyama Corp.	36,800	741,840
Tokyo Electron Device Ltd.(a)	17,000	427,852
Tokyo Kiraboshi Financial Group, Inc.	23,100	667,775
Tokyo Seimitsu Co. Ltd.	25,300	1,335,396
Tokyo Steel Manufacturing Co. Ltd.	72,500	1,005,593
Tokyotokeiba Co. Ltd.(a)	14,300	438,377
Tokyu Construction Co. Ltd.(a)	45,400	224,080
Tomoku Co. Ltd.(a)	22,100	363,853
Tomy Co. Ltd.	43,300	1,184,211
Topcon Corp.	51,200	553,199
Topy Industries Ltd.(a)	16,400	226,440
Tosei Corp.	29,800	479,167
Totetsu Kogyo Co. Ltd.	27,900	665,122
Towa Pharmaceutical Co. Ltd.	24,500	515,555
Toyo Tanso Co. Ltd.(a)	14,600	580,775
Toyo Tire Corp.	101,500	1,480,918
Toyobo Co. Ltd.	66,300	459,335
Transcosmos, Inc.	35,100	869,893
Investments	Shares	Value
Trusco Nakayama Corp.	33,500	$578,943
Tsubakimoto Chain Co.	110,400	1,450,235
Tsumura & Co.	36,001	1,135,602
UACJ Corp.	28,700	1,027,293
UBE Corp.(a)	60,100	1,121,623
Ulvac, Inc.	16,300	868,217
Universal Entertainment Corp.(a)	26,200	256,432
Valor Holdings Co. Ltd.	44,200	680,737
Valqua Ltd.(a)	34,000	783,207
VT Holdings Co. Ltd.	158,300	520,141
Wacoal Holdings Corp.	25,300	792,571
West Holdings Corp.	14,300	277,222
Xebio Holdings Co. Ltd.	68,400	599,648
YAMABIKO Corp.	43,500	772,745
Yamagata Bank Ltd.	43,300	306,042
Yamaguchi Financial Group, Inc.	101,300	1,097,346
Yamaichi Electronics Co. Ltd.	35,500	623,930
Yamazen Corp.	80,100	761,017
Yaoko Co. Ltd.	14,400	978,725
Yellow Hat Ltd.	56,500	1,026,985
Yokogawa Bridge Holdings Corp.	43,300	804,913
Yokorei Co. Ltd.(a)	32,300	214,295
Yuasa Trading Co. Ltd.	19,400	675,419
Yurtec Corp.	55,700	596,563
Total Japan		282,550,953
Malaysia – 0.1%
Frencken Group Ltd.(a)	488,500	522,032
Netherlands – 1.9%
AMG Critical Materials NV(a)	24,422	466,353
Brunel International NV(a)	49,265	482,194
Corbion NV	49,889	1,426,486
ForFarmers NV(a)	178,033	650,722
Koninklijke BAM Groep NV	519,706	2,438,396
Koninklijke Heijmans NV	83,585	2,416,083
RHI Magnesita NV	50,893	2,341,499
SBM Offshore NV(a)	401,185	7,338,502
Wereldhave NV	121,871	2,023,891
Total Netherlands		19,584,126
Norway – 4.2%
ABG Sundal Collier Holding ASA	1,080,434	677,025
Aker Solutions ASA	285,040	1,098,197
Atea ASA	87,039	1,127,173
Austevoll Seafood ASA	363,435	3,336,688
Awilco LNG AS	441,284	312,969
Belships ASA	733,874	1,386,554
Borregaard ASA	81,171	1,528,991
Bouvet ASA	85,162	563,561
DNO ASA	2,354,267	2,550,373
Elmera Group ASA(c)	182,005	589,251
Europris ASA(c)	248,750	1,589,427

See Notes to Financial Statements.

58    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree International SmallCap Dividend Fund (DLS) September 30, 2024
Investments	Shares	Value
Grieg Seafood ASA	175,426	$971,845
Hoegh Autoliners ASA	652,209	8,427,665
Kitron ASA	126,778	344,249
MPC Container Ships ASA	2,129,097	4,922,172
Panoro Energy ASA	146,123	370,418
Protector Forsikring ASA	145,636	3,346,158
Rana Gruber ASA	165,063	1,159,695
SpareBank 1 Nord Norge	143,741	1,477,444
SpareBank 1 Oestlandet	52,396	722,316
SpareBank 1 SMN	166,954	2,432,508
Sparebanken Vest	104,820	1,249,761
TGS ASA	122,469	1,154,035
Veidekke ASA	103,172	1,210,717
Total Norway		42,549,192
Portugal – 1.4%
Altri SGPS SA	422,224	2,365,540
Corticeira Amorim SGPS SA(a)	84,804	837,613
CTT-Correios de Portugal SA	120,152	588,680
Mota-Engil SGPS SA(a)	344,976	987,937
NOS SGPS SA	832,346	3,395,276
REN - Redes Energeticas Nacionais SGPS SA	958,927	2,584,559
Sonae SGPS SA	3,047,254	3,227,443
Total Portugal		13,987,048
Singapore – 2.7%
Aztech Global Ltd.(b)	943,900	765,722
Centurion Corp. Ltd.	160,000	99,220
China Aviation Oil Singapore Corp. Ltd.	470,700	332,280
ComfortDelGro Corp. Ltd.	1,786,500	2,104,224
CSE Global Ltd.(a)	1,666,658	559,019
Delfi Ltd.	959,700	651,279
Digital Core REIT Management Pte. Ltd.	2,116,700	1,301,771
Food Empire Holdings Ltd.	856,500	664,756
Geo Energy Resources Ltd.(a)	2,774,800	584,396
Hong Fok Corp. Ltd.	605,100	396,477
Hour Glass Ltd.	496,500	619,657
iFAST Corp. Ltd.	66,200	376,958
Keppel Infrastructure Trust	12,236,641	4,438,407
Netlink NBN Trust(b)	8,274,200	5,905,533
Propnex Ltd.(b)	1,488,500	917,250
Raffles Medical Group Ltd.	2,322,800	1,666,908
Sheng Siong Group Ltd.	2,205,400	2,632,030
SIA Engineering Co. Ltd.	419,200	791,314
StarHub Ltd.	1,814,000	1,740,421
UMS Integration Ltd.(a)	670,398	559,537
Wing Tai Holdings Ltd.	282,700	297,695
Total Singapore		27,404,854
Spain – 1.2%
Almirall SA	102,238	997,258
Atresmedia Corp. de Medios de Comunicacion SA	443,385	2,350,490
Investments	Shares	Value
Construcciones y Auxiliar de Ferrocarriles SA	27,516	$1,096,320
Ercros SA	125,329	488,858
Faes Farma SA	414,903	1,720,240
Global Dominion Access SA(a)(c)	149,147	488,547
Pharma Mar SA	8,874	492,220
Prosegur Cash SA(a)(c)	1,183,235	772,521
Sacyr SA	816,609	2,960,152
Talgo SA*(c)	60,211	233,851
Tubacex SA(a)	107,324	397,666
Total Spain		11,998,123
Sweden – 6.6%
AcadeMedia AB(c)	115,505	769,152
Addnode Group AB(a)	52,696	576,523
AFRY AB	120,966	2,207,714
Alimak Group AB(c)	77,249	864,199
Alleima AB	129,436	911,719
Alligo AB, Class B	45,745	656,169
Ambea AB(c)	69,032	612,916
Arjo AB, Class B	134,543	593,568
Atrium Ljungberg AB, Class B(a)	112,472	2,729,526
Bahnhof AB, Class B	88,136	468,651
Beijer Alma AB	38,273	696,999
Bilia AB, Class A	145,588	1,724,949
Billerud Aktiebolag	326,298	3,750,145
BioGaia AB, Class B	33,850	375,013
Bravida Holding AB(c)	219,943	1,658,805
Bufab AB	14,162	509,109
Catena AB	27,975	1,600,685
Clas Ohlson AB, Class B(a)	29,792	495,524
Cloetta AB, Class B	387,049	933,964
Dometic Group AB(c)	144,055	858,367
Duni AB	46,497	485,309
Electrolux Professional AB, Class B	91,760	606,507
Fagerhult Group AB	109,205	700,267
Fasadgruppen Group AB(a)	47,268	192,120
FastPartner AB, Class A	146,002	1,192,605
Granges AB	83,534	1,003,733
Hemnet Group AB	11,570	426,658
HMS Networks AB(a)	15,901	633,743
Hufvudstaden AB, Class A	120,388	1,647,280
Instalco AB(a)(b)	127,714	526,650
Inwido AB	78,141	1,448,483
Lagercrantz Group AB, Class B	121,073	2,286,109
Lindab International AB	63,477	1,775,948
Loomis AB	70,181	2,311,072
Medicover AB, Class B	24,268	455,836
MEKO AB	46,730	650,014
MIPS AB(a)(b)	12,045	642,853
Munters Group AB(a)(c)	53,405	1,221,246

See Notes to Financial Statements.

WisdomTree Trust    59

Schedule of Investments (unaudited) (continued) WisdomTree International SmallCap Dividend Fund (DLS) September 30, 2024
Investments	Shares	Value
Mycronic AB	44,322	$1,727,126
NCAB Group AB	95,051	632,479
NCC AB, Class B	96,081	1,608,522
New Wave Group AB, Class B	99,325	1,119,006
Nordic Paper Holding AB	154,822	823,245
Nordic Waterproofing Holding AB	28,688	473,199
NP3 Fastigheter AB(a)	44,318	1,162,973
OEM International AB, Class B	77,689	905,909
Paradox Interactive AB	29,487	523,032
Peab AB, Class B	610,100	4,899,290
Platzer Fastigheter Holding AB, Class B(a)	96,778	1,054,031
Prevas AB, Class B	46,615	602,427
Ratos AB, Class B	202,012	690,738
Rvrc Holding AB	43,432	202,751
Sectra AB, Class B	36,202	1,013,567
SkiStar AB(a)	48,544	789,703
Storskogen Group AB, Class B(a)	485,462	466,181
Synsam AB	94,520	467,164
Systemair AB	87,090	774,966
Troax Group AB	29,764	625,430
VBG Group AB, Class B	18,137	695,127
Volati AB(b)	40,317	441,488
Wallenstam AB, Class B(a)	234,884	1,365,982
Wihlborgs Fastigheter AB	319,455	3,693,559
Total Sweden		67,958,025
Switzerland – 1.6%
Ascom Holding AG, Registered Shares(a)	39,250	257,308
Cembra Money Bank AG	46,580	4,359,541
Comet Holding AG, Registered Shares	4,505	1,781,065
Huber & Suhner AG, Registered Shares	16,322	1,694,988
Landis & Gyr Group AG	24,668	2,298,506
Medmix AG(a)(c)	28,552	349,983
Mobilezone Holding AG, Registered Shares(a)	71,093	1,157,985
OC Oerlikon Corp. AG, Registered Shares(a)	755,041	4,097,656
u-blox Holding AG(a)	4,073	375,650
Zehnder Group AG	7,697	505,499
Total Switzerland		16,878,181
United Kingdom – 17.8%
4imprint Group PLC	66,691	4,454,905
AG Barr PLC	81,616	683,128
AJ Bell PLC	359,136	2,165,362
Alfa Financial Software Holdings PLC(c)	383,717	1,028,368
Ashmore Group PLC	1,652,383	4,543,667
Assura PLC	5,838,292	3,328,255
Avon Technologies PLC	33,836	553,708
Balfour Beatty PLC	708,870	4,096,228
Big Yellow Group PLC	220,257	3,746,199
Bloomsbury Publishing PLC	92,219	833,724
Bodycote PLC	258,155	2,084,582
Brickability Group PLC	476,587	405,936
Investments	Shares	Value
Bridgepoint Group PLC(c)	925,299	$4,277,000
Bytes Technology Group PLC	108,666	750,659
Chemring Group PLC	167,551	825,936
Chesnara PLC	230,247	787,546
Clarkson PLC	39,853	1,967,210
CMC Markets PLC(c)	540,571	2,265,920
Coats Group PLC	1,126,723	1,517,374
Concentric AB	22,975	496,372
Craneware PLC	16,997	455,978
Cranswick PLC	28,066	1,889,845
CVS Group PLC	7,986	121,260
DFS Furniture PLC(a)	356,580	578,741
DiscoverIE Group PLC	40,445	329,845
Domino’s Pizza Group PLC	473,901	1,912,086
Dowlais Group PLC	476,732	373,127
Dr. Martens PLC(a)	1,223,770	924,166
Drax Group PLC	523,085	4,522,068
Empiric Student Property PLC	926,541	1,210,502
Essentra PLC(a)	167,894	344,112
FDM Group Holdings PLC	226,194	1,168,110
Fevertree Drinks PLC	46,277	512,107
Firstgroup PLC	419,389	821,881
Fonix PLC	131,644	384,063
FRP Advisory Group PLC	255,214	486,110
Fuller Smith & Turner PLC, Class A	41,057	410,835
Galliford Try Holdings PLC	223,613	923,825
Gamma Communications PLC	37,499	838,992
Gateley Holdings PLC(a)	198,006	369,177
Genuit Group PLC	261,244	1,680,261
Genus PLC	25,167	676,843
Grainger PLC	532,986	1,755,130
H&T Group PLC	67,552	347,946
Halfords Group PLC	262,802	530,174
Hammerson PLC	401,134	1,710,764
Hargreaves Services PLC	50,433	385,595
Hays PLC	2,062,400	2,567,218
Helical PLC	194,908	588,239
Hill & Smith PLC	67,220	1,848,393
Hilton Food Group PLC	96,866	1,166,782
Hollywood Bowl Group PLC	361,590	1,503,557
Hunting PLC	136,078	684,480
Ibstock PLC(c)	772,517	1,927,360
Impax Asset Management Group PLC(a)	240,492	1,219,367
IntegraFin Holdings PLC(b)	394,198	1,956,402
James Halstead PLC(a)	278,264	660,651
Johnson Service Group PLC	224,190	468,517
Jupiter Fund Management PLC	1,221,487	1,420,528
Just Group PLC	622,740	1,162,754
Kainos Group PLC	65,521	776,038
Keller Group PLC	91,693	1,987,556
See Notes to Financial Statements.

60    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree International SmallCap Dividend Fund (DLS) September 30, 2024
Investments	Shares	Value
Kitwave Group PLC	125,268	$588,098
Learning Technologies Group PLC(a)	493,946	629,426
LondonMetric Property PLC	1,631,855	4,482,842
Luceco PLC(a)(c)	158,871	332,012
Macfarlane Group PLC(a)	173,445	257,079
Marshalls PLC	376,118	1,680,004
Me Group International PLC	761,936	1,986,811
Mears Group PLC	164,442	833,770
Midwich Group PLC(a)	88,132	380,655
Mitie Group PLC	1,414,489	2,242,637
MONY Group PLC	651,622	1,845,999
Morgan Advanced Materials PLC	368,727	1,367,546
Morgan Sindall Group PLC	63,579	2,626,675
Mortgage Advice Bureau Holdings Ltd.	70,193	602,581
MP Evans Group PLC	74,834	965,641
Next 15 Group PLC	52,536	319,930
Nichols PLC(a)	37,628	494,628
Odfjell Technology Ltd.	59,186	272,536
Oxford Instruments PLC	24,683	703,556
PageGroup PLC	968,320	5,023,972
Pan African Resources PLC	3,129,718	1,330,780
PayPoint PLC	193,646	1,755,889
Pennon Group PLC(a)	371,714	2,951,702
Pets at Home Group PLC	531,902	2,178,926
Polar Capital Holdings PLC	292,356	2,101,932
Premier Foods PLC	331,490	815,477
Primary Health Properties PLC	2,514,489	3,440,264
PZ Cussons PLC(a)	501,123	647,982
QinetiQ Group PLC	319,029	1,923,114
Reach PLC	789,286	986,716
Renew Holdings PLC	68,331	964,218
Restore PLC(a)	113,040	360,870
Robert Walters PLC(a)	99,657	439,790
RWS Holdings PLC	544,667	1,183,554
Safestore Holdings PLC(a)	241,984	2,911,528
Savills PLC	166,802	2,653,553
Secure Trust Bank PLC	38,163	420,781
Senior PLC	159,188	326,269
Serco Group PLC	612,793	1,463,106
Serica Energy PLC	1,001,072	1,792,621
Severfield PLC	584,287	619,149
Speedy Hire PLC	1,383,482	671,775
Spirent Communications PLC*	971,246	2,222,543
SThree PLC	211,373	1,066,054
Tatton Asset Management PLC(a)	60,738	549,114
TBC Bank Group PLC	72,308	2,570,242
Telecom Plus PLC	101,176	2,507,964
TORM PLC, Class A	234,447	7,988,642
Investments	Shares	Value
Travis Perkins PLC	252,686	$3,138,586
TT Electronics PLC(a)	225,456	289,109
Vertu Motors PLC	263,902	213,099
Vesuvius PLC	499,755	2,617,701
Victrex PLC	93,686	1,221,470
Volution Group PLC	103,378	850,023
Warpaint London PLC	83,998	644,476
WH Smith PLC	78,301	1,531,323
Wickes Group PLC	620,866	1,459,062
Workspace Group PLC(a)	264,759	2,308,373
XPS Pensions Group PLC(b)	308,442	1,195,675
YouGov PLC(a)	26,667	156,314
Zigup PLC	631,658	3,262,005
Total United Kingdom		181,781,633
United States – 0.1%
Noram Drilling AS*	195,041	703,674
TOTAL COMMON STOCKS (Cost: $874,809,289)		1,009,325,939
EXCHANGE-TRADED FUNDS – 0.0%
United States – 0.0%
WisdomTree Europe SmallCap Dividend Fund(a)(d)	2,525	160,338
WisdomTree Japan SmallCap Dividend Fund(d)	1,665	134,299
TOTAL EXCHANGE-TRADED FUNDS (Cost: $209,381)		294,637
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.6%
United States – 5.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(e) (Cost: $56,921,435)	56,921,435	56,921,435
TOTAL INVESTMENTS IN SECURITIES – 104.6% (Cost: $931,940,105)		1,066,542,011
Other Assets less Liabilities – (4.6)%		(47,224,270)
NET ASSETS – 100.0%		$1,019,317,741

*       Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2024 (See Note 2). At September 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $128,202,409 and the total market value of the collateral held by the Fund was $136,082,450. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $79,161,015.

(b)   This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(c)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)   Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(e)   Rate shown represents annualized 7-day yield as of September 30, 2024.

See Notes to Financial Statements.

WisdomTree Trust    61

Schedule of Investments (unaudited) (concluded) WisdomTree International SmallCap Dividend Fund (DLS) September 30, 2024

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2024 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2024	Dividend Income
WisdomTree Europe SmallCap Dividend Fund	$234,751	$4,725,878	$4,768,641	$(21,758)	$ (9,892)	$160,338	$88,998
WisdomTree Japan SmallCap Dividend Fund	189,540	3,870,195	3,963,218	48,900	(11,118)	134,299	9,796
Total	$424,291	$8,596,073	$8,731,859	$ 27,142	$(21,010)	$294,637	$98,794

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	10/2/2024	349,107	USD	505,000	AUD	$—	$(1,237)
HSBC Holdings PLC	10/2/2024	160,470	USD	120,000	GBP	—	(492)
						$—	$(1,729)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,009,325,939	$—	$—	$1,009,325,939
Exchange-Traded Funds	294,637	—	—	294,637
Investment of Cash Collateral for Securities Loaned	—	56,921,435	—	56,921,435
Total Investments in Securities	$1,009,620,576	$56,921,435	$—	$1,066,542,011
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(1,729)	$—	$(1,729)
Total – Net	$1,009,620,576	$56,919,706	$—	$1,066,540,282

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

62    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree Japan SmallCap Dividend Fund (DFJ) September 30, 2024
Investments	Shares	Value
COMMON STOCKS – 98.4%
Japan – 98.4%
Air Freight & Logistics – 1.2%
AIT Corp.	17,100	$203,947
AZ-COM MARUWA Holdings, Inc.	13,300	106,649
Hamakyorex Co. Ltd.	24,400	212,886
Konoike Transport Co. Ltd.	17,300	301,275
Mitsui-Soko Holdings Co. Ltd.	13,700	594,778
Sankyu, Inc.	16,100	541,844
SBS Holdings, Inc.	11,300	215,114
Senko Group Holdings Co. Ltd.(a)	40,756	355,304
Shibusawa Warehouse Co. Ltd.	9,400	197,476
Trancom Co. Ltd.(a)	2,100	156,502
Total Air Freight & Logistics		2,885,775
Automobile Components – 3.8%
Aisan Industry Co. Ltd.	41,700	406,971
Daikyonishikawa Corp.	50,100	223,811
Eagle Industry Co. Ltd.	27,700	396,406
Exedy Corp.	25,525	570,137
Fujikura Composites, Inc.(a)	15,600	129,237
FuKoKu Co. Ltd.	14,500	178,918
Futaba Industrial Co. Ltd.	34,400	165,940
G-Tekt Corp.	18,700	205,250
Ichikoh Industries Ltd.	35,800	111,875
KYB Corp.	24,600	828,083
Musashi Seimitsu Industry Co. Ltd.(a)	13,000	177,587
NHK Spring Co. Ltd.	94,900	1,206,154
Nichirin Co. Ltd.	9,400	229,020
Pacific Industrial Co. Ltd.	22,000	210,864
Press Kogyo Co. Ltd.	76,600	308,456
Seiren Co. Ltd.(a)	24,011	453,564
Shoei Co. Ltd.(a)	25,700	401,203
Sumitomo Riko Co. Ltd.	29,400	299,467
Tachi-S Co. Ltd.	33,000	420,805
Tokai Rika Co. Ltd.	47,358	648,921
Topre Corp.(a)	17,100	213,870
Toyo Tire Corp.	99,300	1,448,819
Unipres Corp.	21,900	171,017
Total Automobile Components		9,406,375
Banks – 6.4%
77 Bank Ltd.	29,400	804,677
Aichi Financial Group, Inc.	19,200	316,242
Akita Bank Ltd.(a)	8,300	126,032
Awa Bank Ltd.	12,175	208,364
Bank of Iwate Ltd.	7,800	123,565
Bank of Nagoya Ltd.	6,669	289,065
Bank of Saga Ltd.	8,900	129,729
Bank of the Ryukyus Ltd.	25,308	175,868
Chugin Financial Group, Inc.(a)	61,500	614,398
Daishi Hokuetsu Financial Group, Inc.	37,510	616,513
Ehime Bank Ltd.(a)	15,399	111,854
Investments	Shares	Value
FIDEA Holdings Co. Ltd.(a)	13,080	$129,940
First Bank of Toyama Ltd.(a)	34,600	256,646
Fukui Bank Ltd.(a)	10,848	139,164
Gunma Bank Ltd.(a)	222,100	1,362,971
Hirogin Holdings, Inc.(a)	126,300	976,565
Hokuhoku Financial Group, Inc.(a)	33,200	362,661
Hyakugo Bank Ltd.	114,800	437,402
Hyakujushi Bank Ltd.	16,700	288,958
Iyogin Holdings, Inc.	70,800	672,659
Juroku Financial Group, Inc.	14,800	408,697
Keiyo Bank Ltd.	54,142	264,957
Kiyo Bank Ltd.(a)	21,590	252,819
Miyazaki Bank Ltd.	11,300	211,322
Musashino Bank Ltd.	22,200	413,611
Nanto Bank Ltd.(a)	16,700	351,419
Nishi-Nippon Financial Holdings, Inc.	53,200	606,980
North Pacific Bank Ltd.	129,215	348,693
Ogaki Kyoritsu Bank Ltd.(a)	17,342	220,897
Oita Bank Ltd.(a)	10,200	219,274
Okinawa Financial Group, Inc.(a)	8,680	138,234
Procrea Holdings, Inc.(a)	8,562	105,109
San ju San Financial Group, Inc.(a)	17,700	203,802
San-In Godo Bank Ltd.(a)	65,800	561,214
Senshu Ikeda Holdings, Inc.(a)	131,440	298,644
Shiga Bank Ltd.	18,384	417,059
Shikoku Bank Ltd.(a)	20,000	134,648
Suruga Bank Ltd.(a)	72,000	561,242
Toho Bank Ltd.(a)	75,400	138,107
Tokyo Kiraboshi Financial Group, Inc.	17,500	505,890
TOMONY Holdings, Inc.	57,377	149,219
Yamagata Bank Ltd.(a)	14,100	99,658
Yamaguchi Financial Group, Inc.	77,600	840,612
Yamanashi Chuo Bank Ltd.(a)	18,500	206,935
Total Banks		15,802,315
Beverages – 0.4%
Takara Holdings, Inc.	114,511	974,272
Biotechnology – 0.1%
Takara Bio, Inc.	47,000	330,551
Broadline Retail – 0.9%
ASKUL Corp.	18,030	272,643
Belluna Co. Ltd.(a)	35,584	179,860
Izumi Co. Ltd.	30,400	753,837
Mr. Max Holdings Ltd.	35,300	178,672
Seria Co. Ltd.	30,900	758,242
Total Broadline Retail		2,143,254
Building Products – 1.6%
Bunka Shutter Co. Ltd.	31,600	398,756
Central Glass Co. Ltd.(a)	10,086	239,740
Kondotec, Inc.(a)	19,200	161,879
Nichias Corp.(a)	26,013	1,034,773
Nichiha Corp.	9,900	240,510

See Notes to Financial Statements.

WisdomTree Trust    63

Schedule of Investments (unaudited) (continued) WisdomTree Japan SmallCap Dividend Fund (DFJ) September 30, 2024
Investments	Shares	Value
Nippon Aqua Co. Ltd.	14,700	$93,108
Nitto Boseki Co. Ltd.(a)	5,600	230,593
Noritz Corp.	17,600	224,183
Okabe Co. Ltd.	22,200	122,919
Shin Nippon Air Technologies Co. Ltd.	12,000	290,688
Takara Standard Co. Ltd.	15,831	176,638
Takasago Thermal Engineering Co. Ltd.(a)	21,272	764,388
Total Building Products		3,978,175
Capital Markets – 1.3%
GMO Financial Holdings, Inc.(a)	41,800	184,395
Ichiyoshi Securities Co. Ltd.	24,588	115,858
IwaiCosmo Holdings, Inc.	16,300	227,339
M&A Capital Partners Co. Ltd.(a)	6,200	99,996
Matsui Securities Co. Ltd.(a)	168,500	921,190
Nihon M&A Center Holdings, Inc.(a)	93,500	427,953
Okasan Securities Group, Inc.	86,300	374,063
SBI Global Asset Management Co. Ltd.(a)	37,544	154,334
Sparx Group Co. Ltd.	21,500	197,654
Tokai Tokyo Financial Holdings, Inc.(a)	126,000	425,461
Total Capital Markets		3,128,243
Chemicals – 8.5%
ADEKA Corp.	38,025	775,307
Aica Kogyo Co. Ltd.(a)	39,815	945,551
Artience Co. Ltd.	23,902	646,677
Asahi Yukizai Corp.(a)	7,800	221,938
C Uyemura & Co. Ltd.	8,000	639,821
Chugoku Marine Paints Ltd.	39,100	557,088
Dai Nippon Toryo Co. Ltd.(a)	23,200	176,790
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	12,142	255,080
Denka Co. Ltd.(a)	35,400	557,456
DIC Corp.	38,000	861,535
Fujimi, Inc.(a)	26,500	439,073
Fujimori Kogyo Co. Ltd.(a)	3,700	113,944
Fuso Chemical Co. Ltd.(a)	7,400	205,900
Harima Chemicals Group, Inc.(a)	30,200	177,982
Ishihara Sangyo Kaisha Ltd.	14,700	154,872
JCU Corp.	6,700	163,238
JSP Corp.	15,623	211,671
Kaneka Corp.	25,100	684,705
Kanto Denka Kogyo Co. Ltd.	28,100	186,233
KeePer Technical Laboratory Co. Ltd.(a)	3,000	89,870
KH Neochem Co. Ltd.	18,100	265,730
Konishi Co. Ltd.(a)	33,800	285,447
Kumiai Chemical Industry Co. Ltd.	63,424	373,343
Kureha Corp.	21,092	419,215
Lintec Corp.	33,265	768,602
MEC Co. Ltd.(a)	5,000	128,635
Moriroku Holdings Co. Ltd.	14,500	225,346
Nihon Nohyaku Co. Ltd.(a)	29,400	124,350
Nippon Kayaku Co. Ltd.	75,000	654,887
Investments	Shares	Value
Nippon Shokubai Co. Ltd.	60,700	$735,835
Nippon Soda Co. Ltd.	35,436	617,851
Okura Industrial Co. Ltd.	7,400	138,491
Osaka Organic Chemical Industry Ltd.(a)	6,200	135,452
Osaka Soda Co. Ltd.(a)	17,500	234,777
PILLAR Corp.	16,100	467,107
Riken Technos Corp.	47,600	344,421
Sakai Chemical Industry Co. Ltd.	10,500	187,993
Sakata INX Corp.	13,500	152,045
Sanyo Chemical Industries Ltd.	12,535	363,238
Shin-Etsu Polymer Co. Ltd.	31,300	339,171
Stella Chemifa Corp.	5,200	149,958
Sumitomo Bakelite Co. Ltd.	35,436	995,151
Sumitomo Seika Chemicals Co. Ltd.	7,200	259,228
T Hasegawa Co. Ltd.	10,800	247,274
Taiyo Holdings Co. Ltd.	26,282	679,834
Takasago International Corp.	4,800	184,899
Tayca Corp.	8,000	92,114
Teijin Ltd.(a)	48,700	482,097
Tokai Carbon Co. Ltd.(a)	77,700	500,292
Tokuyama Corp.	28,300	570,491
Toyobo Co. Ltd.(a)	38,353	265,715
UBE Corp.(a)	54,193	1,011,383
Valqua Ltd.(a)	15,437	355,599
Total Chemicals		20,820,702
Commercial Services & Supplies – 1.4%
Aeon Delight Co. Ltd.	12,200	345,854
CTS Co. Ltd.	27,200	157,069
Daiei Kankyo Co. Ltd.	13,900	302,216
Daiseki Co. Ltd.	6,688	175,102
Inui Global Logistics Co. Ltd.(a)	28,600	230,136
Itoki Corp.(a)	12,700	132,292
Kimura Unity Co. Ltd.	12,000	120,973
Kokuyo Co. Ltd.	42,900	759,088
Nippon Kanzai Holdings Co. Ltd.	6,400	119,911
Nippon Parking Development Co. Ltd.	75,300	122,131
Okamura Corp.(a)	38,276	529,024
Pilot Corp.	7,000	217,037
Prestige International, Inc.	23,900	117,462
Sato Holdings Corp.	9,438	138,231
Total Commercial Services & Supplies		3,466,526
Construction & Engineering – 5.2%
Asanuma Corp.(a)	58,500	278,922
CTI Engineering Co. Ltd.	4,100	129,558
Dai-Dan Co. Ltd.	20,700	425,461
Daiho Corp.	8,600	208,326
EXEO Group, Inc.	65,300	710,110
Fudo Tetra Corp.	8,600	137,622
Hazama Ando Corp.(a)	96,400	754,136
JDC Corp.	35,900	125,489
Kandenko Co. Ltd.	64,438	1,002,789

See Notes to Financial Statements.

64    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Japan SmallCap Dividend Fund (DFJ) September 30, 2024
Investments	Shares	Value
Kumagai Gumi Co. Ltd.	12,500	$314,597
Kyudenko Corp.	14,890	704,006
Mirait One Corp.	24,800	368,255
Nippon Road Co. Ltd.	16,000	192,506
Nishimatsu Construction Co. Ltd.(a)	20,407	725,744
Nittoc Construction Co. Ltd.	25,500	182,907
Okumura Corp.	15,870	481,514
Oriental Shiraishi Corp.	72,300	197,127
Penta-Ocean Construction Co. Ltd.	63,993	285,964
PS Construction Co. Ltd.	24,000	176,007
Raito Kogyo Co. Ltd.(a)	21,600	326,930
Raiznext Corp.	13,500	156,009
Sanki Engineering Co. Ltd.	22,500	377,360
Seikitokyu Kogyo Co. Ltd.(a)	14,600	156,472
SHO-BOND Holdings Co. Ltd.	10,500	416,359
Sumitomo Mitsui Construction Co. Ltd.(a)	47,760	133,557
Taihei Dengyo Kaisha Ltd.	5,900	213,661
Taikisha Ltd.	11,665	399,190
Takamatsu Construction Group Co. Ltd.	9,100	186,848
Tekken Corp.	6,700	110,355
Tess Holdings Co. Ltd.	25,800	53,029
Toa Corp.(a)	23,600	161,689
Tobishima Corp.*	18,900	190,136
Toda Corp.(a)	87,949	579,133
Tokyu Construction Co. Ltd.(a)	63,400	312,922
Totetsu Kogyo Co. Ltd.	9,579	228,358
Toyo Construction Co. Ltd.	23,400	218,230
Wakachiku Construction Co. Ltd.	5,800	139,283
West Holdings Corp.	9,547	185,080
Yahagi Construction Co. Ltd.(a)	14,900	159,792
Yokogawa Bridge Holdings Corp.	18,900	351,336
Yondenko Corp.(a)	23,400	207,760
Yurtec Corp.	25,300	270,970
Total Construction & Engineering		12,935,499
Construction Materials – 1.0%
Asia Pile Holdings Corp.	32,400	187,777
Krosaki Harima Corp.	23,200	361,202
Maeda Kosen Co. Ltd.	8,700	114,042
Shinagawa Refractories Co. Ltd.(a)	31,900	378,902
Sumitomo Osaka Cement Co. Ltd.(a)	14,140	403,915
Taiheiyo Cement Corp.	40,000	942,114
Yotai Refractories Co. Ltd.(a)	15,500	184,106
Total Construction Materials		2,572,058
Consumer Finance – 0.1%
J Trust Co. Ltd.	58,100	168,971
Consumer Staples Distribution & Retail – 2.6%
Aeon Hokkaido Corp.	25,300	162,724
Ain Holdings, Inc.	7,600	288,719
Arcs Co. Ltd.	13,194	236,226
Axial Retailing, Inc.	26,000	170,861
Cawachi Ltd.	5,900	111,285
Investments	Shares	Value
Create SD Holdings Co. Ltd.	13,600	$304,726
Fuji Co. Ltd.	17,500	258,756
G-7 Holdings, Inc.	20,000	233,361
H2O Retailing Corp.(a)	49,900	717,940
Heiwado Co. Ltd.	11,363	189,860
JM Holdings Co. Ltd.(a)	10,300	231,145
Kato Sangyo Co. Ltd.	9,816	290,966
Life Corp.	13,000	329,908
Mitsubishi Shokuhin Co. Ltd.	25,800	948,742
Okuwa Co. Ltd.	23,700	146,965
Qol Holdings Co. Ltd.(a)	13,800	136,804
Retail Partners Co. Ltd.	7,800	74,543
San-A Co. Ltd.	19,400	349,238
United Super Markets Holdings, Inc.(a)	28,400	168,367
Valor Holdings Co. Ltd.	24,991	384,894
Yaoko Co. Ltd.(a)	9,000	611,703
Yokorei Co. Ltd.(a)	16,100	106,816
Total Consumer Staples Distribution & Retail		6,454,549
Containers & Packaging – 0.5%
FP Corp.	18,100	362,342
Fuji Seal International, Inc.	15,510	273,897
Rengo Co. Ltd.	77,600	541,909
Tomoku Co. Ltd.(a)	10,500	172,871
Total Containers & Packaging		1,351,019
Distributors – 0.5%
Arata Corp.	12,600	319,757
Happinet Corp.	11,700	339,041
Optimus Group Co. Ltd.	23,200	80,610
PALTAC Corp.	15,100	465,541
Yamae Group Holdings Co. Ltd.	6,400	90,962
Total Distributors		1,295,911
Diversified Consumer Services – 0.3%
Aucnet, Inc.	13,600	231,040
Gakkyusha Co. Ltd.(a)	11,400	154,853
Step Co. Ltd.	16,600	224,328
Tokyo Individualized Educational Institute, Inc.(a)	61,900	175,695
Total Diversified Consumer Services		785,916
Diversified Telecommunication Services – 0.1%
U-Next Holdings Co. Ltd.(a)	4,700	180,062
Electric Utilities – 0.2%
Hokkaido Electric Power Co., Inc.(a)	22,800	153,865
Shikoku Electric Power Co., Inc.	37,900	337,163
Total Electric Utilities		491,028
Electrical Equipment – 1.6%
Daihen Corp.(a)	8,300	378,328
Furukawa Electric Co. Ltd.(a)	23,800	600,324
GS Yuasa Corp.	13,400	266,754
Idec Corp.(a)	13,736	244,970
Mabuchi Motor Co. Ltd.	34,400	534,855
Nippon Carbon Co. Ltd.	7,100	224,109

See Notes to Financial Statements.

WisdomTree Trust    65

Schedule of Investments (unaudited) (continued) WisdomTree Japan SmallCap Dividend Fund (DFJ) September 30, 2024
Investments	Shares	Value
Nitto Kogyo Corp.	13,500	$284,081
Sanyo Denki Co. Ltd.	3,800	255,831
Sinfonia Technology Co. Ltd.	18,800	663,730
SWCC Corp.(a)	7,200	288,423
Toyo Tanso Co. Ltd.(a)	5,000	198,895
Total Electrical Equipment		3,940,300
Electronic Equipment, Instruments & Components – 8.2%
A&D HOLON Holdings Co. Ltd.(a)	11,900	175,622
Ai Holdings Corp.	23,300	388,008
Alps Alpine Co. Ltd.(a)	87,600	945,570
Amano Corp.	50,435	1,518,268
Anritsu Corp.(a)	66,800	507,631
Canon Electronics, Inc.	24,100	385,998
Citizen Watch Co. Ltd.(a)	135,000	859,794
Daitron Co. Ltd.	9,900	195,453
Daiwabo Holdings Co. Ltd.	27,895	529,954
Dexerials Corp.	47,100	666,954
Elematec Corp.	38,954	470,585
ESPEC Corp.	14,100	252,940
Hagiwara Electric Holdings Co. Ltd.	6,100	145,847
Hakuto Co. Ltd.(a)	25,634	837,800
Hioki EE Corp.(a)	4,700	270,092
Hochiki Corp.(a)	12,300	182,385
Horiba Ltd.	26,100	1,704,966
Innotech Corp.	14,300	140,561
Iriso Electronics Co. Ltd.	6,400	114,139
Japan Aviation Electronics Industry Ltd.(a)	22,700	403,566
Jeol Ltd.(a)	9,900	384,746
Kaga Electronics Co. Ltd.	39,200	767,338
Koa Corp.(a)	17,600	139,407
Kyosan Electric Manufacturing Co. Ltd.	35,300	124,379
Marubun Corp.	40,200	294,249
Maruwa Co. Ltd.(a)	800	234,620
Maxell Ltd.	15,600	200,562
Meiko Electronics Co. Ltd.	5,100	219,987
Nichicon Corp.(a)	23,100	153,742
Nippon Electric Glass Co. Ltd.	51,400	1,208,101
Nippon Signal Co. Ltd.	26,800	179,116
Nissha Co. Ltd.	20,200	274,248
Nohmi Bosai Ltd.	17,291	352,493
Oki Electric Industry Co. Ltd.	30,800	209,726
Optex Group Co. Ltd.	10,700	116,021
Osaki Electric Co. Ltd.	30,500	157,362
Restar Corp.	18,600	352,391
Riken Keiki Co. Ltd.	8,900	238,926
RYODEN Corp.(a)	15,661	270,214
Sanshin Electronics Co. Ltd.(a)	15,700	218,092
Santec Holdings Corp.	8,000	332,774
Satori Electric Co. Ltd.	12,500	167,436
Shibaura Electronics Co. Ltd.	10,000	242,590
Siix Corp.	12,900	99,654
Investments	Shares	Value
Sumida Corp.	25,300	$162,016
Sun-Wa Technos Corp.(a)	14,100	188,079
Suzuden Corp.(a)	22,300	276,256
Tachibana Eletech Co. Ltd.	17,000	303,656
Takachiho Koheki Co. Ltd.(a)	9,500	259,351
TAKEBISHI Corp.(a)	12,800	195,526
Tokyo Electron Device Ltd.(a)	16,900	425,336
Tomen Devices Corp.	5,500	225,706
Topcon Corp.	44,000	475,405
Yokowo Co. Ltd.	10,800	112,500
Total Electronic Equipment, Instruments & Components		20,258,138
Energy Equipment & Services – 0.1%
Toyo Kanetsu KK	6,100	170,795
Entertainment – 0.3%
Daiichikosho Co. Ltd.	52,500	639,366
Marvelous, Inc.	38,600	158,405
Total Entertainment		797,771
Financial Services – 0.6%
eGuarantee, Inc.	12,200	121,028
Financial Partners Group Co. Ltd.	49,400	766,695
Japan Investment Adviser Co. Ltd.(a)	12,700	93,669
Japan Securities Finance Co. Ltd.	37,000	495,351
Total Financial Services		1,476,743
Food Products – 4.3%
Ariake Japan Co. Ltd.	8,628	319,086
Chubu Shiryo Co. Ltd.(a)	19,800	205,004
DyDo Group Holdings, Inc.(a)	4,000	84,732
Ezaki Glico Co. Ltd.	15,500	475,598
Fuji Oil Holdings, Inc.	23,600	523,180
Fujicco Co. Ltd.(a)	11,800	141,808
Hokuto Corp.	11,691	148,835
House Foods Group, Inc.	18,200	387,564
Itoham Yonekyu Holdings, Inc.	20,700	559,323
Kagome Co. Ltd.	21,900	491,158
Kakiyasu Honten Co. Ltd.	10,000	186,311
Kameda Seika Co. Ltd.(a)	4,700	147,039
Kewpie Corp.	32,500	813,409
Kyokuyo Co. Ltd.	5,600	170,889
Maruha Nichiro Corp.	25,132	557,142
Megmilk Snow Brand Co. Ltd.	21,900	414,299
Mitsui DM Sugar Holdings Co. Ltd.	22,498	529,263
Morinaga & Co. Ltd.	21,174	424,768
Morinaga Milk Industry Co. Ltd.(a)	27,400	672,932
Nippn Corp.(a)	25,883	401,527
Nisshin Oillio Group Ltd.	21,100	777,384
Nissui Corp.	105,400	676,066
Prima Meat Packers Ltd.(a)	18,300	303,721
Riken Vitamin Co. Ltd.	18,600	335,747
S Foods, Inc.	10,100	195,094
Sakata Seed Corp.	8,300	204,831
See Notes to Financial Statements.

66    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Japan SmallCap Dividend Fund (DFJ) September 30, 2024
Investments	Shares	Value
Showa Sangyo Co. Ltd.	8,400	$171,476
Starzen Co. Ltd.	11,500	233,473
Warabeya Nichiyo Holdings Co. Ltd.(a)	7,100	115,355
Total Food Products		10,667,014
Gas Utilities – 1.0%
Hokkaido Gas Co. Ltd.(a)	48,500	202,083
Nippon Gas Co. Ltd.(a)	63,300	1,016,500
Saibu Gas Holdings Co. Ltd.	21,100	269,208
Shizuoka Gas Co. Ltd.	18,092	134,450
Toho Gas Co. Ltd.	29,200	810,227
Total Gas Utilities		2,432,468
Ground Transportation – 1.1%
Alps Logistics Co. Ltd.(a)	11,700	471,959
Fukuyama Transporting Co. Ltd.(a)	7,111	188,911
Ichinen Holdings Co. Ltd.	13,200	169,245
Keikyu Corp.(a)	23,900	195,407
Maruzen Showa Unyu Co. Ltd.	7,700	293,918
Nankai Electric Railway Co. Ltd.(a)	8,600	141,860
Nikkon Holdings Co. Ltd.	49,520	655,524
Nishi-Nippon Railroad Co. Ltd.	10,200	163,155
Sakai Moving Service Co. Ltd.(a)	6,900	121,126
Sotetsu Holdings, Inc.(a)	15,100	251,772
Total Ground Transportation		2,652,877
Health Care Equipment & Supplies – 1.7%
Eiken Chemical Co. Ltd.(a)	19,270	313,084
Hogy Medical Co. Ltd.(a)	6,500	211,986
Japan Lifeline Co. Ltd.	47,700	408,505
Mani, Inc.	20,700	263,525
Menicon Co. Ltd.	14,400	146,879
Mizuho Medy Co. Ltd.	27,200	308,434
Nagaileben Co. Ltd.	10,926	193,710
Nakanishi, Inc.	16,700	310,907
Nihon Kohden Corp.(a)	41,300	614,129
Nipro Corp.	31,600	314,476
Paramount Bed Holdings Co. Ltd.	19,542	353,843
PHC Holdings Corp.(a)	75,700	557,801
Shofu, Inc.(a)	11,400	185,059
Total Health Care Equipment & Supplies		4,182,338
Health Care Providers & Services – 1.1%
As One Corp.	23,400	473,758
France Bed Holdings Co. Ltd.	17,700	150,593
HU Group Holdings, Inc.(a)	34,800	645,080
Ship Healthcare Holdings, Inc.	23,414	382,785
Solasto Corp.	46,300	180,617
Toho Holdings Co. Ltd.(a)	11,200	355,403
Tokai Corp.(a)	12,700	190,447
Vital KSK Holdings, Inc.	37,300	312,659
Total Health Care Providers & Services		2,691,342
Health Care Technology – 0.0%
EM Systems Co. Ltd.	19,900	70,535
Investments	Shares	Value
Hotels, Restaurants & Leisure – 2.1%
Create Restaurants Holdings, Inc.(a)	22,600	$178,221
Curves Holdings Co. Ltd.	21,000	110,843
Doutor Nichires Holdings Co. Ltd.	13,800	221,317
Food & Life Cos. Ltd.	12,800	257,494
Heiwa Corp.	70,800	1,050,319
Hiday Hidaka Corp.(a)	8,098	152,630
Ichibanya Co. Ltd.(a)	41,680	303,334
KOMEDA Holdings Co. Ltd.	16,800	324,866
Koshidaka Holdings Co. Ltd.(a)	12,100	85,860
Kura Sushi, Inc.(a)	3,300	86,745
Kyoritsu Maintenance Co. Ltd.(a)	6,100	102,434
Monogatari Corp.	4,600	125,098
Ohsho Food Service Corp.	27,000	537,773
Resorttrust, Inc.	30,808	619,434
Round One Corp.	43,300	331,470
Royal Holdings Co. Ltd.(a)	7,500	129,719
Saizeriya Co. Ltd.	3,900	155,684
St. Marc Holdings Co. Ltd.	12,100	183,564
Tokyotokeiba Co. Ltd.(a)	6,142	188,288
Total Hotels, Restaurants & Leisure		5,145,093
Household Durables – 2.6%
Casio Computer Co. Ltd.(a)	111,600	927,269
ES-Con Japan Ltd.(a)	53,300	384,547
Eslead Corp.	8,700	289,513
Fuji Corp. Ltd.	38,500	193,254
Fujitsu General Ltd.	18,200	268,470
Hoosiers Holdings Co. Ltd.	35,700	259,564
JVCKenwood Corp.	58,200	547,252
Ki-Star Real Estate Co. Ltd.(a)	10,500	287,018
Meiwa Estate Co. Ltd.(a)	17,500	118,184
Pressance Corp.(a)	20,588	276,637
Sangetsu Corp.(a)	48,700	957,726
Tama Home Co. Ltd.(a)	28,200	790,562
Tamron Co. Ltd.	25,932	810,375
Zojirushi Corp.(a)	19,600	226,502
Total Household Durables		6,336,873
Household Products – 0.6%
Earth Corp.	6,700	249,658
Pigeon Corp.	71,200	837,237
ST Corp.(a)	17,100	176,690
Transaction Co. Ltd.	8,500	138,458
Total Household Products		1,402,043
Industrial Conglomerates – 0.3%
Gakken Holdings Co. Ltd.	20,300	142,912
Mie Kotsu Group Holdings, Inc.(a)	26,100	91,051
Nisshinbo Holdings, Inc.	44,000	294,933
TOKAI Holdings Corp.	41,000	278,320
Total Industrial Conglomerates		807,216

See Notes to Financial Statements.

WisdomTree Trust    67

Schedule of Investments (unaudited) (continued) WisdomTree Japan SmallCap Dividend Fund (DFJ) September 30, 2024
Investments	Shares	Value
Insurance – 0.1%
FP Partner, Inc.(a)	9,300	$174,570
Interactive Media & Services – 0.5%
Kakaku.com, Inc.	72,000	1,254,111
IT Services – 2.2%
Base Co. Ltd.	5,000	108,886
Business Brain Showa-Ota, Inc.	7,200	91,309
Business Engineering Corp.(a)	4,900	144,904
Comture Corp.(a)	8,400	102,181
DTS Corp.	22,082	625,224
Future Corp.	26,500	337,178
I-NET Corp.(a)	13,300	143,656
ID Holdings Corp.(a)	13,200	128,456
Japan Business Systems, Inc.	8,500	61,088
JBCC Holdings, Inc.	10,100	301,503
Mitsubishi Research Institute, Inc.	6,400	186,130
NEC Networks & System Integration Corp.	40,137	776,981
NET One Systems Co. Ltd.	34,700	868,228
NSD Co. Ltd.	39,600	876,216
Simplex Holdings, Inc.	7,700	130,271
TDC Soft, Inc.(a)	27,500	239,356
TechMatrix Corp.	9,600	161,208
Uchida Yoko Co. Ltd.	5,400	256,711
Total IT Services		5,539,486
Leisure Products – 0.9%
Daikoku Denki Co. Ltd.(a)	5,100	118,729
Furyu Corp.	10,000	73,895
GLOBERIDE, Inc.	9,700	125,183
Mizuno Corp.	6,423	408,622
Roland Corp.	13,000	340,359
Tomy Co. Ltd.	27,200	743,893
Universal Entertainment Corp.(a)	18,500	181,068
Yonex Co. Ltd.	10,300	152,585
Total Leisure Products		2,144,334
Life Sciences Tools & Services – 0.1%
Shin Nippon Biomedical Laboratories Ltd.(a)	15,600	127,055
Machinery – 6.3%
Aida Engineering Ltd.	16,800	90,084
Anest Iwata Corp.	19,800	184,241
Bando Chemical Industries Ltd.(a)	24,700	305,469
CKD Corp.	19,841	408,499
Daihatsu Diesel Manufacturing Co. Ltd.	14,100	137,905
DMG Mori Co. Ltd.(a)	50,700	1,069,010
Fujitec Co. Ltd.(a)	15,561	540,240
Fukushima Galilei Co. Ltd.	4,600	175,909
Furukawa Co. Ltd.	8,200	92,525
Glory Ltd.(a)	12,000	214,597
Harmonic Drive Systems, Inc.	6,500	160,637
Hitachi Zosen Corp.	36,700	254,262
Hokuetsu Industries Co. Ltd.(a)	12,700	165,675
Investments	Shares	Value
Hosokawa Micron Corp.	4,900	$140,450
Iwaki Co. Ltd.(a)	8,000	161,186
Japan Steel Works Ltd.	15,704	551,572
Kitz Corp.	41,389	301,216
Kyokuto Kaihatsu Kogyo Co. Ltd.	10,780	190,218
Makino Milling Machine Co. Ltd.(a)	5,400	221,602
Max Co. Ltd.	19,600	493,289
Meidensha Corp.	8,400	196,435
METAWATER Co. Ltd.(a)	8,400	104,530
Mitsubishi Logisnext Co. Ltd.	11,300	102,620
Mitsuboshi Belting Ltd.(a)	24,946	693,235
Morita Holdings Corp.	11,705	180,272
Nabtesco Corp.	30,000	517,827
Nachi-Fujikoshi Corp.	7,000	152,440
Nikkiso Co. Ltd.	16,700	118,152
Nippon Thompson Co. Ltd.	38,300	126,114
Nissei ASB Machine Co. Ltd.	3,500	116,960
Nomura Micro Science Co. Ltd.(a)	11,800	200,131
Noritake Co. Ltd.	14,000	382,201
NTN Corp.(a)	129,400	231,860
Obara Group, Inc.(a)	10,279	290,319
Oiles Corp.	12,600	179,346
OKUMA Corp.(a)	25,540	546,903
Organo Corp.	6,500	318,093
OSG Corp.	48,100	680,778
Rheon Automatic Machinery Co. Ltd.	10,800	102,383
Ryobi Ltd.	10,800	147,005
Shibaura Machine Co. Ltd.(a)	8,961	247,455
Shibuya Corp.	5,900	156,739
Shinmaywa Industries Ltd.	27,585	255,331
Shinwa Co. Ltd.	8,100	145,759
Star Micronics Co. Ltd.	16,734	224,968
Tadano Ltd.	14,000	93,510
Takeuchi Manufacturing Co. Ltd.(a)	14,500	448,056
Takuma Co. Ltd.	36,200	405,681
Techno Smart Corp.(a)	10,400	120,548
Teikoku Electric Manufacturing Co. Ltd.(a)	10,800	204,841
Tocalo Co. Ltd.	28,900	387,111
Torishima Pump Manufacturing Co. Ltd.(a)	14,200	270,022
Tsubakimoto Chain Co.(a)	48,135	632,310
Tsugami Corp.	18,100	187,529
Union Tool Co.(a)	3,500	150,482
YAMABIKO Corp.	14,100	250,476
Total Machinery		15,427,008
Marine Transportation – 0.4%
Iino Kaiun Kaisha Ltd.(a)	72,000	631,712
NS United Kaiun Kaisha Ltd.(a)	13,500	425,650
Total Marine Transportation		1,057,362
Media – 0.7%
Carta Holdings, Inc.(a)	14,400	141,141
Intage Holdings, Inc.(a)	18,400	204,144
Macromill, Inc.(a)	24,500	136,339

See Notes to Financial Statements.

68    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Japan SmallCap Dividend Fund (DFJ) September 30, 2024
Investments	Shares	Value
Proto Corp.	17,700	$183,756
SKY Perfect JSAT Holdings, Inc.	109,600	683,468
ValueCommerce Co. Ltd.(a)	20,500	160,658
Zenrin Co. Ltd.	23,780	145,300
Total Media		1,654,806
Metals & Mining – 4.3%
Aichi Steel Corp.	6,100	167,383
ARE Holdings, Inc.(a)	48,400	614,136
Daido Steel Co. Ltd.	159,300	1,564,156
Daiki Aluminium Industry Co. Ltd.(a)	31,900	240,856
Dowa Holdings Co. Ltd.	17,300	635,567
Godo Steel Ltd.(a)	20,200	582,529
Kurimoto Ltd.	7,400	211,850
Kyoei Steel Ltd.	37,014	447,667
Mitsubishi Materials Corp.(a)	47,400	853,293
Mitsubishi Steel Manufacturing Co. Ltd.(a)	15,800	149,782
Mitsui Mining & Smelting Co. Ltd.	37,200	1,269,127
Nakayama Steel Works Ltd.(a)	56,000	303,803
Nippon Denko Co. Ltd.	55,000	117,659
Nippon Light Metal Holdings Co. Ltd.	8,900	101,295
Nippon Yakin Kogyo Co. Ltd.(a)	16,600	525,713
OSAKA Titanium Technologies Co. Ltd.(a)	6,300	109,404
Sanyo Special Steel Co. Ltd.	20,600	275,646
Toho Titanium Co. Ltd.(a)	11,400	90,218
Tokyo Steel Manufacturing Co. Ltd.	68,100	944,564
Tokyo Tekko Co. Ltd.(a)	7,100	255,628
Topy Industries Ltd.(a)	18,100	249,913
UACJ Corp.	24,500	876,957
Total Metals & Mining		10,587,146
Oil, Gas & Consumable Fuels – 0.7%
Fuji Oil Co. Ltd.(a)	39,700	97,973
Itochu Enex Co. Ltd.	72,581	790,557
Sala Corp.	31,900	183,764
San-Ai Obbli Co. Ltd.(a)	51,216	696,414
Total Oil, Gas & Consumable Fuels		1,768,708
Paper & Forest Products – 0.3%
Daio Paper Corp.(a)	28,500	180,556
Hokuetsu Corp.(a)	35,932	393,885
Tokushu Tokai Paper Co. Ltd.	6,100	158,215
Total Paper & Forest Products		732,656
Personal Care Products – 0.6%
Fancl Corp.(a)	25,000	487,975
Mandom Corp.	17,800	154,182
Noevir Holdings Co. Ltd.	21,900	791,548
Total Personal Care Products		1,433,705
Pharmaceuticals – 1.1%
Daito Pharmaceutical Co. Ltd.	7,500	117,921
Fuji Pharma Co. Ltd.	14,900	132,604
Kyorin Pharmaceutical Co. Ltd.	24,385	259,125
Mochida Pharmaceutical Co. Ltd.	10,422	244,448
Investments	Shares	Value
Sawai Group Holdings Co. Ltd.(a)	45,372	$646,291
Towa Pharmaceutical Co. Ltd.	14,600	307,229
Tsumura & Co.	23,500	741,275
ZERIA Pharmaceutical Co. Ltd.	24,100	382,459
Total Pharmaceuticals		2,831,352
Professional Services – 2.3%
Altech Corp.	10,460	203,072
Bell System24 Holdings, Inc.	35,200	370,358
Careerlink Co. Ltd.	7,200	122,466
Dip Corp.	12,400	246,197
en Japan, Inc.	13,600	231,230
Forum Engineering, Inc.(a)	29,900	194,818
FULLCAST Holdings Co. Ltd.	12,300	137,928
Funai Soken Holdings, Inc.	11,010	185,655
IR Japan Holdings Ltd.	9,500	58,379
JAC Recruitment Co. Ltd.	69,600	371,745
LIKE, Inc.(a)	7,100	71,774
Link & Motivation, Inc.	29,800	131,667
Matching Service Japan Co. Ltd.	14,700	104,207
MEITEC Group Holdings, Inc.	40,400	895,612
Nomura Co. Ltd.	32,200	184,142
Open Up Group, Inc.	21,600	308,658
Pasona Group, Inc.	10,800	166,032
Quick Co. Ltd.	10,300	149,632
TechnoPro Holdings, Inc.	23,300	452,676
TKC Corp.	18,100	484,008
Transcosmos, Inc.	15,900	394,054
Weathernews, Inc.	3,000	121,435
World Holdings Co. Ltd.	8,600	117,120
Total Professional Services		5,702,865
Real Estate Management & Development – 2.6%
Aoyama Zaisan Networks Co. Ltd.	18,600	179,186
Arealink Co. Ltd.	14,200	168,863
Dear Life Co. Ltd.(a)	45,200	259,748
Good Com Asset Co. Ltd.	17,300	106,432
Grandy House Corp.	35,000	136,046
Heiwa Real Estate Co. Ltd.	20,068	572,409
Ichigo, Inc.	152,200	390,502
Japan Property Management Center Co. Ltd.	24,400	197,875
JINUSHI Co. Ltd.	8,300	121,680
Katitas Co. Ltd.(a)	23,200	322,925
Keihanshin Building Co. Ltd.	13,700	153,819
LA Holdings Co. Ltd.(a)	5,400	161,388
Loadstar Capital KK	10,700	172,648
Mirarth Holdings, Inc.	76,800	270,067
Raysum Co. Ltd.	9,300	383,599
Relo Group, Inc.	41,300	542,236
Samty Holdings Co. Ltd.	31,400	612,897
Starts Corp., Inc.	34,100	828,422
Sun Frontier Fudousan Co. Ltd.	29,600	363,792
Tosei Corp.	29,900	480,775
Total Real Estate Management & Development		6,425,309

See Notes to Financial Statements.

WisdomTree Trust    69

Schedule of Investments (unaudited) (continued) WisdomTree Japan SmallCap Dividend Fund (DFJ) September 30, 2024
Investments	Shares	Value
Semiconductors & Semiconductor Equipment – 1.8%
Ferrotec Holdings Corp.(a)	21,900	$354,283
Furuya Metal Co. Ltd.(a)	6,600	185,256
Japan Material Co. Ltd.	11,300	146,385
Micronics Japan Co. Ltd.	12,600	346,623
Mitsui High-Tec, Inc.	26,100	164,329
Optorun Co. Ltd.(a)	15,500	192,666
Rorze Corp.	26,200	360,836
Shibaura Mechatronics Corp.	6,800	372,707
Shindengen Electric Manufacturing Co. Ltd.(a)	7,500	122,955
Tokyo Seimitsu Co. Ltd.	21,600	1,140,101
Towa Corp.(a)	9,000	138,234
Tri Chemical Laboratories, Inc.	3,000	73,092
Ulvac, Inc.	11,900	633,851
Yamaichi Electronics Co. Ltd.	14,100	247,815
Total Semiconductors & Semiconductor Equipment		4,479,133
Software – 1.1%
Computer Engineering & Consulting Ltd.	13,100	171,260
Cresco Ltd.	26,200	249,472
Digital Arts, Inc.(a)	3,900	134,417
Fuji Soft, Inc.	12,000	756,711
Fukui Computer Holdings, Inc.	6,300	118,654
I’ll, Inc.	3,760	78,123
Justsystems Corp.	6,000	150,168
Miroku Jyoho Service Co. Ltd.	17,900	232,134
Systena Corp.	195,900	508,102
UNITED, Inc.(a)	31,500	170,008
WingArc1st, Inc.	7,100	159,085
Total Software		2,728,134
Specialty Retail – 4.5%
Adastria Co. Ltd.	17,800	415,010
Alleanza Holdings Co. Ltd.(a)	20,300	156,110
Alpen Co. Ltd.(a)	12,400	184,908
AOKI Holdings, Inc.(a)	41,400	345,579
Aoyama Trading Co. Ltd.	16,300	153,496
ARCLANDS Corp.	20,136	246,773
Asahi Co. Ltd.	28,300	340,890
Autobacs Seven Co. Ltd.(a)	56,900	588,730
Bic Camera, Inc.(a)	30,900	341,965
DCM Holdings Co. Ltd.	62,045	684,907
EDION Corp.(a)	38,939	500,076
Hard Off Corp. Co. Ltd.	13,300	183,916
Honeys Holdings Co. Ltd.(a)	17,200	206,944
IDOM, Inc.	55,900	420,110
Joshin Denki Co. Ltd.	10,800	204,312
Joyful Honda Co. Ltd.	19,700	286,878
K’s Holdings Corp.	75,500	814,169
Kohnan Shoji Co. Ltd.	10,000	266,009
Kojima Co. Ltd.	19,000	127,384
Komehyo Holdings Co. Ltd.(a)	3,500	103,013
Komeri Co. Ltd.(a)	9,437	244,106
Investments	Shares	Value
KU Holdings Co. Ltd.	16,800	$124,027
Nafco Co. Ltd.(a)	6,800	117,517
New Art Holdings Co. Ltd.	17,700	197,120
Nextage Co. Ltd.(a)	15,100	193,923
Nishimatsuya Chain Co. Ltd.	11,700	201,544
Nissan Tokyo Sales Holdings Co. Ltd.	52,200	160,206
Nojima Corp.	27,000	382,424
PAL GROUP Holdings Co. Ltd.	28,700	509,232
Scroll Corp.	42,800	288,744
T-Gaia Corp.(a)	28,500	731,229
United Arrows Ltd.	10,100	146,233
VT Holdings Co. Ltd.	60,700	199,448
World Co. Ltd.	24,800	332,539
Xebio Holdings Co. Ltd.	16,600	145,529
Yellow Hat Ltd.(a)	31,000	563,479
Total Specialty Retail		11,108,479
Technology Hardware, Storage & Peripherals – 0.5%
Elecom Co. Ltd.	25,700	260,701
MCJ Co. Ltd.	34,400	366,029
Riso Kagaku Corp.	17,700	422,578
Toshiba TEC Corp.	8,800	213,479
Total Technology Hardware, Storage & Peripherals		1,262,787
Textiles, Apparel & Luxury Goods – 1.3%
Baroque Japan Ltd.(a)	38,700	206,162
Descente Ltd.(a)	9,100	276,423
Fujibo Holdings, Inc.(a)	4,400	139,807
Gunze Ltd.	6,883	270,912
Japan Wool Textile Co. Ltd.	20,825	192,323
Kurabo Industries Ltd.	6,776	229,751
Morito Co. Ltd.	22,500	218,960
Onward Holdings Co. Ltd.	78,133	287,864
Seiko Group Corp.	17,200	467,757
Wacoal Holdings Corp.	19,700	617,140
Yondoshi Holdings, Inc.(a)	19,900	259,184
Total Textiles, Apparel & Luxury Goods		3,166,283
Trading Companies & Distributors – 3.7%
Advan Group Co. Ltd.	25,900	162,780
Alconix Corp.	10,400	99,100
Chori Co. Ltd.(a)	12,600	330,768
Daiichi Jitsugyo Co. Ltd.	13,600	219,916
Hanwa Co. Ltd.	19,622	681,777
Inaba Denki Sangyo Co. Ltd.	30,088	805,628
Inabata & Co. Ltd.	26,541	617,880
Japan Pulp & Paper Co. Ltd.(a)	38,000	179,055
JK Holdings Co. Ltd.(a)	15,700	109,540
Kamei Corp.	12,500	169,708
Kanaden Corp.	9,900	99,249
Kanamoto Co. Ltd.	10,228	212,726
Kanematsu Corp.(a)	46,300	782,996
KPP Group Holdings Co. Ltd.(a)	20,100	94,711
Kyokuto Boeki Kaisha Ltd.(a)	10,200	104,824

See Notes to Financial Statements.

70    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree Japan SmallCap Dividend Fund (DFJ) September 30, 2024
Investments	Shares	Value
MARUKA FURUSATO Corp.	5,100	$80,365
Mitsui Matsushima Holdings Co. Ltd.(a)	16,700	563,321
Nagase & Co. Ltd.	35,304	790,045
Nichiden Corp.(a)	10,400	243,568
Nishio Holdings Co. Ltd.(a)	9,900	277,884
Onoken Co. Ltd.(a)	9,700	100,906
Sanyo Trading Co. Ltd.	14,300	150,858
Sato Shoji Corp.(a)	14,100	135,638
Seika Corp.	7,800	216,757
Senshu Electric Co. Ltd.	7,300	256,704
Shinsho Corp.	6,800	306,627
Trusco Nakayama Corp.	17,100	295,520
Wakita & Co. Ltd.	11,600	140,540
Yamazen Corp.	39,906	379,140
Yuasa Trading Co. Ltd.	11,600	403,859
Total Trading Companies & Distributors		9,012,390
Transportation Infrastructure – 0.4%
Mitsubishi Logistics Corp.	17,000	620,624
Nissin Corp.	9,600	277,852
Total Transportation Infrastructure		898,476
Wireless Telecommunication Services – 0.3%
Okinawa Cellular Telephone Co.	25,100	694,005
TOTAL COMMON STOCKS (Cost: $230,663,800)		242,412,907
Investments	Shares	Value
EXCHANGE–TRADED FUND – 0.3%
United States – 0.3%
WisdomTree Japan Hedged Equity Fund(a)(b) (Cost: $758,567)	7,189	$762,034
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 10.4%
United States – 10.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(c) (Cost: $25,622,343)	25,622,343	25,622,343
TOTAL INVESTMENTS IN SECURITIES – 109.1%
(Cost: $257,044,710)		268,797,284
Other Assets less Liabilities – (9.1)%		(22,386,435)
NET ASSETS – 100.0%		$246,410,849

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2024 (See Note 2). At September 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $62,814,401 and the total market value of the collateral held by the Fund was $66,740,954. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $41,118,611.

(b)   Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)   Rate shown represents annualized 7-day yield as of September 30, 2024.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2024 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2024	Dividend Income
WisdomTree Japan Hedged Equity Fund	$36,022	$1,172,214	$451,994	$7,469	$(1,677)	$762,034	$5,685

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Construction & Engineering	$12,745,363	$190,136	$—	$12,935,499
Other	229,477,408	—	—	229,477,408
Exchange-Traded Fund	762,034	—	—	762,034
Investment of Cash Collateral for Securities Loaned	—	25,622,343	—	25,622,343
Total Investments in Securities	$242,984,805	$25,812,479	$—	$268,797,284

See Notes to Financial Statements.

WisdomTree Trust    71

Statements of Assets and Liabilities (unaudited) WisdomTree Trust September 30, 2024
	WisdomTree Europe Quality Dividend Growth Fund	WisdomTree Europe SmallCap Dividend Fund	WisdomTree International AI Enhanced Value Fund	WisdomTree International Equity Fund	WisdomTree International High Dividend Fund
ASSETS:
Investments in securities, at cost	$59,287,308	$169,848,722	$68,034,260	$458,224,056	$326,269,956
Investment in affiliates, at cost (Note 3)	—	116,091	—	—	25,203
Foreign currency, at cost	16,027	157,055	170,851	117,913	230,047
Investments in securities, at value[1,2] (Note 2)	71,814,592	187,931,821	72,943,704	597,719,269	370,857,804
Investment in affiliates, at value (Note 3)	—	126,065	—	—	26,983
Cash	50,000	102,752	151,900	308,994	176,134
Foreign currency, at value	16,028	157,032	171,817	117,998	231,033
Unrealized appreciation on foreign currency contracts	—	—	89	—	—
Receivables:
Investment securities sold	—	—	67	—	—
Dividends	52,321	278,205	255,821	1,681,656	1,053,304
Securities lending	279	6,591	1,337	10,443	8,779
Foreign tax reclaims	450,341	1,359,213	420,708	2,759,549	1,261,989
Other (Note 6)	5,270	447,404	27,003	60,050	20,605
Total Assets	72,388,831	190,409,083	73,972,446	602,657,959	373,636,631
LIABILITIES:
Unrealized depreciation on foreign currency contracts	—	—	43	—	—
Payables:
Cash collateral received for securities loaned (Note 2)	680,209	14,897,371	3,917,479	51,157,423	40,497,562
Advisory fees (Note 3)	33,604	84,307	33,394	216,916	157,773
Service fees (Note 2)	255	640	253	1,988	1,197
Other (Note 6)	1,581	134,221	8,101	18,016	6,181
Total Liabilities	715,649	15,116,539	3,959,270	51,394,343	40,662,713
NET ASSETS	$71,673,182	$175,292,544	$70,013,176	$551,263,616	$332,973,918
NET ASSETS:
Paid-in capital	$72,032,505	$471,161,370	$133,642,438	$605,397,060	$389,157,234
Total distributable earnings (loss)	(359,323)	(295,868,826)	(63,629,262)	(54,133,444)	(56,183,316)
NET ASSETS	$71,673,182	$175,292,544	$70,013,176	$551,263,616	$332,973,918
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	2,100,000	2,750,000	1,600,000	9,550,000	8,050,000
Net asset value per share	$34.13	$63.74	$43.76	$57.72	$41.36
[1] Includes market value of securities out on loan of:	$1,865,455	$19,338,755	$6,511,866	$65,377,230	$51,470,032
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
See Notes to Financial Statements.

72    WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (continued) WisdomTree Trust September 30, 2024
	WisdomTree International LargeCap Dividend Fund	WisdomTree International MidCap Dividend Fund	WisdomTree International Multifactor Fund	WisdomTree International Quality Dividend Growth Fund	WisdomTree International SmallCap Dividend Fund
ASSETS:
Investments in securities, at cost	$434,946,966	$140,134,997	$30,470,486	$817,055,383	$931,730,724
Investment in affiliates, at cost (Note 3)	—	—	—	—	209,381
Foreign currency, at cost	223,156	123,581	8,378	351,617	878,626
Investments in securities, at value[1,2] (Note 2)	583,650,904	163,667,388	33,469,502	982,616,137	1,066,247,374
Investment in affiliates, at value (Note 3)	—	—	—	—	294,637
Cash	89,956	16,768	22,896	225,082	158,959
Foreign currency, at value	223,972	124,073	8,402	352,237	880,803
Unrealized appreciation on foreign currency contracts	—	—	28,039	—	—
Receivables:
Investment securities sold	—	—	85,474	—	—
Capital shares sold	—	—	19,664	—	—
Dividends	1,407,013	535,662	64,541	2,309,852	5,191,540
Securities lending	9,373	5,589	624	6,125	38,717
Foreign tax reclaims	2,609,485	339,564	133,709	2,368,668	3,259,570
Other (Note 6)	18,807	5,582	746	57,140	924,714
Total Assets	588,009,510	164,694,626	33,833,597	987,935,241	1,076,996,314
LIABILITIES:
Unrealized depreciation on foreign currency contracts	360	—	129,167	—	1,729
Payables:
Cash collateral received for securities loaned (Note 2)	52,501,952	24,625,931	2,578,175	15,289,418	56,921,435
Advisory fees (Note 3)	209,215	65,664	9,722	327,025	474,389
Service fees (Note 2)	1,918	498	113	3,426	3,605
Other (Note 6)	5,643	1,672	223	17,142	277,415
Total Liabilities	52,719,088	24,693,765	2,717,400	15,637,011	57,678,573
NET ASSETS	$535,290,422	$140,000,861	$31,116,197	$972,298,230	$1,019,317,741
NET ASSETS:
Paid-in capital	$516,933,287	$163,275,324	$29,686,843	$859,818,092	$1,283,240,895
Total distributable earnings (loss)	18,357,135	(23,274,463)	1,429,354	112,480,138	(263,923,154)
NET ASSETS	$535,290,422	$140,000,861	$31,116,197	$972,298,230	$1,019,317,741
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	9,900,000	2,100,000	1,100,000	24,900,000	14,700,000
Net asset value per share	$54.07	$66.67	$28.29	$39.05	$69.34
[1] Includes market value of securities out on loan of:	$58,584,246	$32,494,083	$2,901,833	$53,995,198	$128,202,409
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust    73

Statements of Assets and Liabilities (unaudited) (concluded) WisdomTree Trust September 30, 2024
WisdomTree Japan SmallCap Dividend Fund
ASSETS:
Investments in securities, at cost	$256,286,143
Investment in affiliates, at cost (Note 3)	758,567
Foreign currency, at cost	361,900
Investments in securities, at value[1,2] (Note 2)	268,035,250
Investment in affiliates, at value (Note 3)	762,034
Cash	70,656
Foreign currency, at value	364,034
Receivables:
Dividends	2,669,505
Securities lending	14,840
Foreign tax reclaims	236,389
Total Assets	272,152,708
LIABILITIES:
Payables:
Cash collateral received for securities loaned (Note 2)	25,622,343
Advisory fees (Note 3)	118,615
Service fees (Note 2)	901
Total Liabilities	25,741,859
NET ASSETS	$246,410,849
NET ASSETS:
Paid-in capital	$356,007,579
Total distributable earnings (loss)	(109,596,730)
NET ASSETS	$246,410,849
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	3,050,000
Net asset value per share	$80.79
[1] Includes market value of securities out on loan of:	$62,814,401
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

74    WisdomTree Trust

Statements of Operations (unaudited) WisdomTree Trust For the Six Months Ended September 30, 2024
	WisdomTree Europe Quality Dividend Growth Fund	WisdomTree Europe SmallCap Dividend Fund	WisdomTree International AI Enhanced Value Fund	WisdomTree International Equity Fund	WisdomTree International High Dividend Fund
INVESTMENT INCOME:
Dividends	$1,261,214	$5,637,681	$2,352,882	$15,608,968	$12,829,430
Dividends from affiliates (Note 3)	—	26,630	—	—	42,018
Interest	563	1,076	1,042	1,755	1,254
Non-cash dividends	14,510	74,857	—	157,035	234,931
Other income (Note 6)	16,640	—	—	60,449	—
Securities lending income, net (Note 2)	4,920	59,019	7,413	90,537	69,193
Less: Foreign withholding taxes on dividends	(134,573)	(619,445)	(212,797)	(1,576,343)	(1,337,896)
Total investment income	1,163,274	5,179,818	2,148,540	14,342,401	11,838,930
EXPENSES:
Advisory fees (Note 3)	201,066	525,897	209,392	1,341,326	956,553
Service fees (Note 2)	1,525	3,990	1,588	12,295	7,257
Other fees (Note 6)	4,461	6,185	402	17,270	260
Total expenses	207,052	536,072	211,382	1,370,891	964,070
Expense waivers (Note 3)	—	(499)	—	—	(597)
Net expenses	207,052	535,573	211,382	1,370,891	963,473
Net investment income	956,222	4,644,245	1,937,158	12,971,510	10,875,457
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	(147,441)	533,847	527,692	(1,345,370)	(1,287,980)
Investment transactions in affiliates (Note 3)	—	(25,037)	—	—	(10,604)
In-kind redemptions	966,859	5,328,793	905,017	15,277,604	3,867,757
Foreign currency contracts	(768)	10,867	10,598	13,464	21,027
Foreign currency related transactions	1,435	(33,904)	(25,301)	(8,644)	15,640
Net realized gain	820,085	5,814,566	1,418,006	13,937,054	2,605,840
Net increase (decrease) in unrealized appreciation/depreciation:
Investment transactions	2,505,946	6,364,565	3,574,671	13,695,710	11,066,815
Investment transactions in affiliates (Note 3)	—	(14,596)	—	—	1,780
Foreign currency contracts	6	—	46	—	179
Translation of assets and liabilities denominated in foreign currencies	27,837	158,018	26,684	161,800	74,771
Net increase in unrealized appreciation/depreciation	2,533,789	6,507,987	3,601,401	13,857,510	11,143,545
Net realized and unrealized gain on investments	3,353,874	12,322,553	5,019,407	27,794,564	13,749,385
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,310,096	$16,966,798	$6,956,565	$40,766,074	$24,624,842

See Notes to Financial Statements.

WisdomTree Trust    75

Statements of Operations (unaudited) (continued) WisdomTree Trust For the Six Months Ended September 30, 2024
	WisdomTree International LargeCap Dividend Fund	WisdomTree International MidCap Dividend Fund	WisdomTree International Multifactor Fund	WisdomTree International Quality Dividend Growth Fund	WisdomTree International SmallCap Dividend Fund
INVESTMENT INCOME:
Dividends	$14,097,879	$3,806,348	$890,650	$13,825,085	$31,591,645
Dividends from affiliates (Note 3)	44,320	—	—	—	98,794
Interest	2,268	408	473	5,177	10,005
Non-cash dividends	188,086	13,541	4,407	—	135,818
Other income (Note 6)	—	10,744	—	548	120,040
Securities lending income, net (Note 2)	79,670	30,779	5,270	71,160	257,541
Less: Foreign withholding taxes on dividends	(1,445,497)	(421,807)	(91,388)	(1,399,254)	(3,232,900)
Total investment income	12,966,726	3,440,013	809,412	12,502,716	28,980,943
EXPENSES:
Advisory fees (Note 3)	1,249,230	392,117	68,707	1,959,320	3,027,833
Service fees (Note 2)	11,451	2,975	796	20,526	22,970
Other fees (Note 6)	200	3,339	7	600	47,326
Total expenses	1,260,881	398,431	69,510	1,980,446	3,098,129
Expense waivers (Note 3)	(640)	—	—	—	(4,270)
Net expenses	1,260,241	398,431	69,510	1,980,446	3,093,859
Net investment income	11,706,485	3,041,582	739,902	10,522,270	25,887,084
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	(1,584,117)	(493,029)	9,126	431,784	4,553,466
Investment transactions in affiliates (Note 3)	(44,802)	—	—	—	27,142
In-kind redemptions	1,962,478	798,279	2,222,988	13,304,015	24,730,965
Futures contracts	—	—	(979)	—	—
Foreign currency contracts	33,191	3,932	585,213	(91)	(22,142)
Foreign currency related transactions	(15,191)	(216)	(6,813)	(17,812)	(134,191)
Net realized gain	351,559	308,966	2,809,535	13,717,896	29,155,240
Net increase (decrease) in unrealized appreciation/depreciation:
Investment transactions	23,110,014	7,655,857	(77,687)	11,059,204	27,616,806
Investment transactions in affiliates (Note 3)	—	—	—	—	(21,010)
Foreign currency contracts	(360)	41	(434,334)	—	(1,729)
Translation of assets and liabilities denominated in foreign currencies	152,513	21,827	9,398	177,962	409,644
Net increase (decrease) in unrealized appreciation/depreciation	23,262,167	7,677,725	(502,623)	11,237,166	28,003,711
Net realized and unrealized gain on investments	23,613,726	7,986,691	2,306,912	24,955,062	57,158,951
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$35,320,211	$11,028,273	$3,046,814	$35,477,332	$83,046,035
See Notes to Financial Statements.

76    WisdomTree Trust

Statements of Operations (unaudited) (concluded) WisdomTree Trust For the Six Months Ended September 30, 2024
WisdomTree Japan SmallCap Dividend Fund
INVESTMENT INCOME:
Dividends	$3,711,556
Dividends from affiliates (Note 3)	5,685
Interest	419
Securities lending income, net (Note 2)	55,846
Less: Foreign withholding taxes on dividends	(376,525)
Total investment income	3,396,981
EXPENSES:
Advisory fees (Note 3)	700,731
Service fees (Note 2)	5,316
Total expenses	706,047
Expense waivers (Note 3)	(458)
Net expenses	705,589
Net investment income	2,691,392
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	441,928
Investment transactions in affiliates (Note 3)	7,469
In-kind redemptions	2,810,238
Foreign currency contracts	10,872
Foreign currency related transactions	(98,869)
Net realized gain	3,171,638
Net increase (decrease) in unrealized appreciation/depreciation:
Investment transactions	3,053,221
Investment transactions in affiliates (Note 3)	(1,677)
Translation of assets and liabilities denominated in foreign currencies	20,393
Net increase in unrealized appreciation/depreciation	3,071,937
Net realized and unrealized gain on investments	6,243,575
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,934,967

See Notes to Financial Statements.

WisdomTree Trust    77

Statements of Changes in Net Assets WisdomTree Trust
	WisdomTree Europe Quality Dividend Growth Fund		WisdomTree Europe SmallCap Dividend Fund		WisdomTree International AI Enhanced Value Fund
	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$956,222	$1,497,351	$4,644,245	$9,266,508	$1,937,158	$2,897,347
Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	820,085	2,282,198	5,814,566	(9,694,037)	1,418,006	1,075,466
Net increase in unrealized appreciation/ depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	2,533,789	3,322,389	6,507,987	11,538,762	3,601,401	3,783,173
Net increase in net assets resulting from operations	4,310,096	7,101,938	16,966,798	11,111,233	6,956,565	7,755,986
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(1,050,000)	(1,468,000)	(5,037,250)	(9,431,500)	(2,441,500)	(3,458,250)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	4,551,237	—	—	—	3,847,332
Cost of shares redeemed	(4,683,084)	(6,329,703)	(24,788,414)	(64,325,641)	(8,530,971)	(11,900,706)
Net decrease in net assets resulting from capital share transactions	(4,683,084)	(1,778,466)	(24,788,414)	(64,325,641)	(8,530,971)	(8,053,374)
Net Increase (Decrease) in Net Assets	(1,422,988)	3,855,472	(12,858,866)	(62,645,908)	(4,015,906)	(3,755,638)
NET ASSETS:
Beginning of period	$73,096,170	$69,240,698	$188,151,410	$250,797,318	$74,029,082	$77,784,720
End of period	$71,673,182	$73,096,170	$175,292,544	$188,151,410	$70,013,176	$74,029,082
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	2,250,000	2,300,000	3,150,000	4,300,000	1,800,000	2,000,000
Shares created	—	150,000	—	—	—	100,000
Shares redeemed	(150,000)	(200,000)	(400,000)	(1,150,000)	(200,000)	(300,000)
Shares outstanding, end of period	2,100,000	2,250,000	2,750,000	3,150,000	1,600,000	1,800,000

See Notes to Financial Statements.

78    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree International Equity Fund		WisdomTree International High Dividend Fund		WisdomTree International LargeCap Dividend Fund
	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$12,971,510	$21,742,710	$10,875,457	$20,347,702	$11,706,485	$19,366,510
Net realized gain on investments, foreign currency contracts and foreign currency related transactions	13,937,054	11,543,513	2,605,840	10,052,163	351,559	9,753,274
Net increase in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	13,857,510	45,216,018	11,143,545	6,743,126	23,262,167	43,883,562
Net increase in net assets resulting from operations	40,766,074	78,502,241	24,624,842	37,142,991	35,320,211	73,003,346
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(13,272,250)	(23,081,500)	(11,130,000)	(21,220,750)	(12,225,500)	(19,529,750)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	22,667,868	—	21,113,970	—	18,551,230
Cost of shares redeemed	(50,125,150)	(74,346,598)	(21,572,972)	(109,170,942)	(5,223,217)	(46,440,306)
Net decrease in net assets resulting from capital share transactions	(50,125,150)	(51,678,730)	(21,572,972)	(88,056,972)	(5,223,217)	(27,889,076)
Net Increase (Decrease) in Net Assets	(22,631,326)	3,742,011	(8,078,130)	(72,134,731)	17,871,494	25,584,520
NET ASSETS:
Beginning of period	$573,894,942	$570,152,931	$341,052,048	$413,186,779	$517,418,928	$491,834,408
End of period	$551,263,616	$573,894,942	$332,973,918	$341,052,048	$535,290,422	$517,418,928
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	10,450,000	11,450,000	8,600,000	11,000,000	10,000,000	10,550,000
Shares created	—	450,000	—	550,000	—	400,000
Shares redeemed	(900,000)	(1,450,000)	(550,000)	(2,950,000)	(100,000)	(950,000)
Shares outstanding, end of period	9,550,000	10,450,000	8,050,000	8,600,000	9,900,000	10,000,000

See Notes to Financial Statements.

WisdomTree Trust    79

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree International MidCap Dividend Fund		WisdomTree International Multifactor Fund		WisdomTree International Quality Dividend Growth Fund
	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$3,041,582	$4,676,380	$739,902	$1,408,676	$10,522,270	$16,745,702
Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	308,966	(101,987)	2,809,535	1,557,007	13,717,896	15,237,306
Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	7,677,725	11,611,037	(502,623)	1,067,392	11,237,166	95,248,461
Net increase in net assets resulting from operations	11,028,273	16,185,430	3,046,814	4,033,075	35,477,332	127,231,469
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(3,206,750)	(5,664,500)	(872,500)	(1,509,000)	(10,132,000)	(16,686,000)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	8,686,299	2,790,765	10,204,509	26,743,981	258,437,278
Cost of shares redeemed	(3,208,939)	(11,994,282)	(16,289,875)	(10,283,441)	(57,971,712)	(56,717,942)
Net increase (decrease) in net assets resulting from capital share transactions	(3,208,939)	(3,307,983)	(13,499,110)	(78,932)	(31,227,731)	201,719,336
Net Increase (Decrease) in Net Assets	4,612,584	7,212,947	(11,324,796)	2,445,143	(5,882,399)	312,264,805
NET ASSETS:
Beginning of period	$135,388,277	$128,175,330	$42,440,993	$39,995,850	$978,180,629	$665,915,824
End of period	$140,000,861	$135,388,277	$31,116,197	$42,440,993	$972,298,230	$978,180,629
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	2,150,000	2,200,000	1,600,000	1,600,000	25,750,000	19,750,000
Shares created	—	150,000	100,000	400,000	700,000	7,550,000
Shares redeemed	(50,000)	(200,000)	(600,000)	(400,000)	(1,550,000)	(1,550,000)
Shares outstanding, end of period	2,100,000	2,150,000	1,100,000	1,600,000	24,900,000	25,750,000

See Notes to Financial Statements.

80    WisdomTree Trust

Statements of Changes in Net Assets (concluded) WisdomTree Trust
	WisdomTree International SmallCap Dividend Fund		WisdomTree Japan SmallCap Dividend Fund
	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$25,887,084	$45,165,097	$2,691,392	$5,348,222
Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	29,155,240	(11,472,803)	3,171,638	15,703,811
Net increase in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	28,003,711	88,412,126	3,071,937	25,669,400
Net increase in net assets resulting from operations	83,046,035	122,104,420	8,934,967	46,721,433
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(25,697,000)	(46,695,750)	(852,250)	(5,686,552)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	12,700,933	3,756,107	129,347,500
Cost of shares redeemed	(137,293,703)	(182,639,829)	(15,447,548)	(102,859,528)
Net increase (decrease) in net assets resulting from capital share transactions	(137,293,703)	(169,938,896)	(11,691,441)	26,487,972
Net Increase (Decrease) in Net Assets	(79,944,668)	(94,530,226)	(3,608,724)	67,522,853
NET ASSETS:
Beginning of period	$1,099,262,409	$1,193,792,635	$250,019,573	$182,496,720
End of period	$1,019,317,741	$1,099,262,409	$246,410,849	$250,019,573
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	16,800,000	19,650,000	3,200,000	2,750,000
Shares created	—	200,000	50,000	1,800,000
Shares redeemed	(2,100,000)	(3,050,000)	(200,000)	(1,350,000)
Shares outstanding, end of period	14,700,000	16,800,000	3,050,000	3,200,000
See Notes to Financial Statements.

WisdomTree Trust    81

Financial Highlights WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Europe Quality Dividend Growth Fund	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020
Net asset value, beginning of period	$32.49	$30.10	$31.45	$31.24	$22.13	$25.06
Investment operations:
Net investment income[1]	0.45	0.64	0.72	1.08	0.66	0.62
Net realized and unrealized gain (loss)	1.69	2.39	(1.35)	0.21	9.10	(2.93)
Total from investment operations	2.14	3.03	(0.63)	1.29	9.76	(2.31)
Dividends to shareholders:
Net investment income	(0.50)	(0.64)	(0.72)	(1.08)	(0.65)	(0.62)
Net asset value, end of period	$34.13	$32.49	$30.10	$31.45	$31.24	$22.13
TOTAL RETURN[2]	6.66%	10.22%	(1.64)%	4.02%	44.43%	(9.46)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$71,673	$73,096	$69,241	$72,346	$46,856	$25,450
Ratios to average net assets of:
Expenses	0.59%[3,4]	0.59%[4]	0.59%[4]	0.59%[4]	0.58%	0.58%
Net investment income	2.76%[3]	2.10%	2.63%	3.26%	2.37%	2.42%
Portfolio turnover rate[5]	2%	35%	43%	53%	61%	43%
WisdomTree Europe SmallCap Dividend Fund	For the Six Months Ended September 30, 2024 (unaudited)		For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020
Net asset value, beginning of period	$59.73		$58.32	$68.00	$69.71	$41.06	$58.54
Investment operations:
Net investment income[1]	1.58		2.59	3.42	2.03	1.31	2.43
Net realized and unrealized gain (loss)	4.19		1.48	(9.57)	(1.79)	28.62	(17.41)
Total from investment operations	5.77		4.07	(6.15)	0.24	29.93	(14.98)
Dividends to shareholders:
Net investment income	(1.76)		(2.66)	(3.53)	(1.95)	(1.28)	(2.50)
Net asset value, end of period	$63.74		$59.73	$58.32	$68.00	$69.71	$41.06
TOTAL RETURN[2]	9.83%		7.40%	(8.50)%	0.18%	73.76%	(26.54)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$175,293		$188,151	$250,797	$295,806	$310,227	$320,231
Ratios to average net assets of:
Expenses[6],[7]	0.59	%3,[4]	0.61%[4]	0.65%[4]	0.73%[4]	0.58%	0.58%
Net investment income	5.12%[3]		4.57%	6.00%	2.77%	2.39%	4.15%
Portfolio turnover rate[5]	8%		41%	46%	68%	92%	50%

1   Based on average shares outstanding.

2   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Europe SmallCap Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3   Annualized.

4        Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

5        Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

6        Does not include expenses of the underlying investment companies in which the Fund invests.

7        The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

See Notes to Financial Statements.

82    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree International AI Enhanced Value Fund	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022[1]	For the Year Ended March 31, 2021[1]	For the Year Ended March 31, 2020[1]
Net asset value, beginning of period	$41.13	$38.89	$40.53	$42.46	$31.66	$41.19
Investment operations:
Net investment income[2]	1.11	1.54	1.56	2.14	1.64	1.69
Net realized and unrealized gain (loss)	2.94	2.58	(1.46)	(1.98)	10.78	(9.52)
Total from investment operations	4.05	4.12	0.10	0.16	12.42	(7.83)
Dividends to shareholders:
Net investment income	(1.42)	(1.88)	(1.74)	(2.09)	(1.62)	(1.70)
Net asset value, end of period	$43.76	$41.13	$38.89	$40.53	$42.46	$31.66
TOTAL RETURN[3]	10.14%	10.93%	0.80%	0.30%	39.87%	(19.77)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$70,013	$74,029	$77,785	$121,582	$144,348	$106,061
Ratios to average net assets of:
Expenses	0.59%[4,5]	0.59%[5]	0.59%[5]	0.58%[6,7,8]	0.58%[7,8]	0.58%[7,8]
Net investment income	5.37%[4]	3.92%	4.25%	5.03%	4.34%	4.17%
Portfolio turnover rate[9]	64%	138%	148%	99%[10,11]	61%	45%
WisdomTree International Equity Fund	For the Six Months Ended September 30, 2024 (unaudited)		For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020
Net asset value, beginning of period	$54.92		$49.80	$53.09	$52.63	$39.65	$50.59
Investment operations:
Net investment income[2]	1.29		1.93	2.11	1.94	1.47	1.69
Net realized and unrealized gain (loss)	2.83		5.24	(3.19)	0.50	12.99	(10.88)
Total from investment operations	4.12		7.17	(1.08)	2.44	14.46	(9.19)
Dividends to shareholders:
Net investment income	(1.32)		(2.05)	(2.21)	(1.98)	(1.48)	(1.75)
Net asset value, end of period	$57.72		$54.92	$49.80	$53.09	$52.63	$39.65
TOTAL RETURN[3]	7.63%		14.83%	(1.55)%	4.62%	36.92%	(18.80)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$551,264		$573,895	$570,153	$634,428	$602,625	$580,910
Ratios to average net assets of:
Expenses	0.49	%4,[12]	0.49%[12]	0.49%[12]	0.49%[7,8,12]	0.48%[7,8]	0.48%[7,8]
Net investment income	4.64%[4]		3.80%	4.49%	3.58%	3.13%	3.36%
Portfolio turnover rate[9]	3%		22%	24%	31%	47%	23%

1   The information reflects the investment objective and strategy of the WisdomTree International Dividend ex-Financials Fund through January 17, 2022 and the investment objective and strategy of the WisdomTree International AI Enhanced Value Fund thereafter.

2   Based on average shares outstanding.

3   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

4   Annualized.

5   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

6   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been unchanged.

7   The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

8   Does not include expenses of the underlying investment companies in which the Fund invests.

9   Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

10   The increase in the portfolio turnover rate was primarily a result of the change in investment objective and strategy on January 18, 2022.

11   On January 7, 2022, Voya Investment Management Co., LLC replaced Mellon Investments Corporation as sub-advisor to the Fund.

12   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.48%.

See Notes to Financial Statements.

WisdomTree Trust    83

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree International High Dividend Fund	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020
Net asset value, beginning of period	$39.66	$37.56	$39.93	$39.29	$29.53	$40.30
Investment operations:
Net investment income[1]	1.32	1.99	2.11	1.90	1.54	1.65
Net realized and unrealized gain (loss)	1.75	2.14	(2.37)	0.63	9.73	(10.75)
Total from investment operations	3.07	4.13	(0.26)	2.53	11.27	(9.10)
Dividends to shareholders:
Net investment income	(1.37)	(2.03)	(2.11)	(1.89)	(1.51)	(1.67)
Net asset value, end of period	$41.36	$39.66	$37.56	$39.93	$39.29	$29.53
TOTAL RETURN[2]	7.94%	11.45%	0.01%	6.61%	38.88%	(23.48)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$332,974	$341,052	$413,187	$201,634	$182,685	$174,236
Ratios to average net assets of:
Expenses[3,4]	0.58%[5,6]	0.59%[7]	0.58%[6]	0.59%[7]	0.58%	0.58%
Net investment income	6.59%[5]	5.29%	5.89%	4.80%	4.43%	4.18%
Portfolio turnover rate[8]	4%	39%	36%	40%	57%	34%
WisdomTree International LargeCap Dividend Fund	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020
Net asset value, beginning of period	$51.74	$46.62	$48.95	$47.34	$36.81	$46.37
Investment operations:
Net investment income[1]	1.17	1.83	1.94	1.79	1.42	1.56
Net realized and unrealized gain (loss)	2.39	5.14	(2.23)	1.63	10.55	(9.52)
Total from investment operations	3.56	6.97	(0.29)	3.42	11.97	(7.96)
Dividends to shareholders:
Net investment income	(1.23)	(1.85)	(2.04)	(1.81)	(1.44)	(1.60)
Net asset value, end of period	$54.07	$51.74	$46.62	$48.95	$47.34	$36.81
TOTAL RETURN[2]	6.99%	15.35%	(0.05)%	7.27%	32.91%	(17.78)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$535,290	$517,419	$491,834	$381,807	$352,717	$327,622
Ratios to average net assets of:
Expenses[3,4]	0.48%[5,6]	0.49%[9]	0.49%[9]	0.49%[9]	0.48%	0.48%
Net investment income	4.50%[5]	3.83%	4.43%	3.63%	3.33%	3.38%
Portfolio turnover rate[8]	2%	24%	23%	30%	38%	14%

1   Based on average shares outstanding.

2   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3   Does not include expenses of the underlying investment companies in which the Fund invests.

4   The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

5   Annualized.

6   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been unchanged.

7   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

8   Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

9   Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.48%.
See Notes to Financial Statements.

84    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree International MidCap Dividend Fund	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020
Net asset value, beginning of period	$62.97	$58.26	$64.69	$67.16	$47.06	$61.98
Investment operations:
Net investment income[1]	1.42	2.04	2.31	2.54	1.51	2.03
Net realized and unrealized gain (loss)	3.78	5.15	(6.20)	(2.53)	20.12	(14.87)
Total from investment operations	5.20	7.19	(3.89)	0.01	21.63	(12.84)
Dividends to shareholders:
Net investment income	(1.50)	(2.48)	(2.54)	(2.48)	(1.53)	(2.08)
Net asset value, end of period	$66.67	$62.97	$58.26	$64.69	$67.16	$47.06
TOTAL RETURN[2]	8.44%	12.80%	(5.68)%	(0.13)%	46.54%	(21.43)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$140,001	$135,388	$128,175	$135,853	$144,404	$169,413
Ratios to average net assets of:
Expenses	0.59%[3,4]	0.59%[4]	0.59%[4]	0.59%[4]	0.58%	0.58%
Net investment income	4.50%[3]	3.48%	4.10%	3.75%	2.63%	3.30%
Portfolio turnover rate[5]	3%	36%	39%	44%	62%	33%
WisdomTree International Multifactor Fund	For the Six Months Ended September 30, 2024 (unaudited)		For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020
Net asset value, beginning of period	$26.53		$25.00	$25.30	$25.43	$20.88	$24.72
Investment operations:
Net investment income[1]	0.55		0.86	0.95	0.79	0.59	0.75
Net realized and unrealized gain (loss)	1.88		1.59	(0.33)	0.00[6]	4.53	(3.88)
Total from investment operations	2.43		2.45	0.62	0.79	5.12	(3.13)
Dividends to shareholders:
Net investment income	(0.67)		(0.92)	(0.92)	(0.92)	(0.57)	(0.71)
Net asset value, end of period	$28.29		$26.53	$25.00	$25.30	$25.43	$20.88
TOTAL RETURN[2]	9.29%		10.07%	2.76%	3.03%	24.70%	(13.08)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$31,116		$42,441	$39,996	$32,886	$38,138	$33,408
Ratios to average net assets of:
Expenses	0.38	%3,[7]	0.38%[7]	0.39%[8]	0.39%[8]	0.38%	0.38%[9,10]
Net investment income	4.09%[3]		3.41%	3.98%	3.01%	2.47%	3.04%
Portfolio turnover rate[5]	53%		121%	118%	105%	123%	132%

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree International Multifactor Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3Annualized.

4        Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

5        Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

6        Amount represents less than $0.005.

7Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been unchanged.

8Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.38%.

9The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

10Does not include expenses of the underlying investment companies in which the Fund invests.

See Notes to Financial Statements.

WisdomTree Trust    85

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree International Quality Dividend Growth Fund	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020
Net asset value, beginning of period	$37.99	$33.72	$36.82	$36.95	$25.87	$28.62
Investment operations:
Net investment income[1]	0.43	0.67	1.06	1.22	0.91	0.70
Net realized and unrealized gain (loss)	1.05	4.27	(3.03)	(0.27)	10.98	(2.77)
Total from investment operations	1.48	4.94	(1.97)	0.95	11.89	(2.07)
Dividends to shareholders:
Net investment income	(0.42)	(0.67)	(1.13)	(1.08)	(0.81)	(0.68)
Net asset value, end of period	$39.05	$37.99	$33.72	$36.82	$36.95	$25.87
TOTAL RETURN[2]	3.93%	14.81%	(4.85)%	2.46%	46.22%	(7.43)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$972,298	$978,181	$665,916	$373,740	$190,307	$68,551
Ratios to average net assets of:
Expenses, net of expense waivers	0.42%[3,4]	0.43%[5]	0.43%[5]	0.42%	0.41%[6]	0.38%[7]
Expenses, prior to expense waivers	0.42%[3,4]	0.43%[5]	0.43%[5]	0.42%	0.44%	0.48%
Net investment income	2.26%[3]	1.94%	3.38%	3.16%	2.73%	2.38%
Portfolio turnover rate[8]	1%	49%	48%	63%	66%	51%
WisdomTree International SmallCap Dividend Fund	For the Six Months Ended September 30, 2024 (unaudited)		For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020
Net asset value, beginning of period	$65.43		$60.75	$69.29	$72.16	$48.29	$65.74
Investment operations:
Net investment income[1]	1.63		2.48	2.91	2.27	1.55	2.36
Net realized and unrealized gain (loss)	3.91		4.77	(8.19)	(2.72)	23.97	(17.32)
Total from investment operations	5.54		7.25	(5.28)	(0.45)	25.52	(14.96)
Dividends to shareholders:
Net investment income	(1.63)		(2.57)	(3.26)	(2.42)	(1.65)	(2.49)
Net asset value, end of period	$69.34		$65.43	$60.75	$69.29	$72.16	$48.29
TOTAL RETURN[2]	8.65%		12.36%	(7.23)%	(0.79)%	53.46%	(23.58)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,019,318		$1,099,262	$1,193,793	$1,330,363	$1,403,518	$1,161,439
Ratios to average net assets of:
Expenses[9],[10]	0.59	%[3,1][1]	0.59%[11]	0.60%[11]	0.61%[11]	0.58%	0.58%
Net investment income	4.96%[3]		4.08%	4.87%	3.08%	2.54%	3.63%
Portfolio turnover rate[8]	5%		36%	51%	55%	74%	50%

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3Annualized.

4Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been unchanged.

5        Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.42%.

6        The investment advisor had contractually agreed to limit the advisory fee to 0.38% through July 31, 2020. On July 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.42%.

7        Effective April 7, 2016, the investment advisor contractually agreed to limit the advisory fee to 0.38% through July 31, 2020, unless earlier terminated by the Board of Trustees of the Trust.

8        Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

9        The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

10      Does not include expenses of the underlying investment companies in which the Fund invests.

11Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

See Notes to Financial Statements.

86    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Japan SmallCap Dividend Fund	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020
Net asset value, beginning of period	$78.13	$66.36	$66.61	$76.06	$58.64	$68.10
Investment operations:
Net investment income[1]	0.85	1.66	1.58	1.71	1.17	1.14
Net realized and unrealized gain (loss)	2.08	11.76	0.61	(9.68)	18.13	(8.95)
Total from investment operations	2.93	13.42	2.19	(7.97)	19.30	(7.81)
Dividends to shareholders:
Net investment income	(0.27)	(1.65)	(2.44)	(1.48)	(1.88)	(1.65)
Net asset value, end of period	$80.79	$78.13	$66.36	$66.61	$76.06	$58.64
TOTAL RETURN[2]	3.77%	20.44%	3.62%	(10.62)%	33.27%	(11.85)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$246,411	$250,020	$182,497	$213,148	$190,141	$237,503
Ratios to average net assets of:
Expenses[3,4]	0.58%[5]	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	2.23%[5]	2.35%	2.56%	2.34%	1.73%	1.67%
Portfolio turnover rate[6]	1%	28%	26%	36%	43%	38%

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3Does not include expenses of the underlying investment companies in which the Fund invests.

4The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

5Annualized.

6Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
See Notes to Financial Statements.

WisdomTree Trust    87

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Europe Quality Dividend Growth Fund (“Europe Quality Dividend Growth Fund”)	May 7, 2014
WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund”)	June 16, 2006
WisdomTree International AI Enhanced Value Fund (“International AI Enhanced Value Fund”)	June 16, 2006
WisdomTree International Equity Fund (“International Equity Fund”)	June 16, 2006
WisdomTree International High Dividend Fund (“International High Dividend Fund”)	June 16, 2006
WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund”)	June 16, 2006
WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund”)	June 16, 2006
WisdomTree International Multifactor Fund (“International Multifactor Fund”)	August 10, 2018
WisdomTree International Quality Dividend Growth Fund (“International Quality Dividend Growth Fund”)	April 7, 2016
WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund”)	June 16, 2006

Each Fund, except for the International AI Enhanced Value Fund and International Multifactor Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree, Inc. (“WisdomTree”) or an Index developed by a third party. The International AI Enhanced Value Fund is actively managed using a model-based approach seeking income and capital appreciation. The International Multifactor Fund is actively managed using a model-based approach seeking capital appreciation. WisdomTree is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board” or “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded

88    WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued on the measurement date using an interpolated foreign exchange rate between the closest preceding and subsequent settlement period, as calculated using the 4:00 p.m. London time closing spot and forward rates provided by an independent pricing service provider, respectively. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

Pursuant to Board-approved valuation procedures established by the Trust and WTAM, the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; (vii) fixed income securities valued by a broker-dealer or independent pricing service provider; and (viii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

WisdomTree Trust    89

Notes to Financial Statements (unaudited) (continued)

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the six months ended September 30, 2024, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts as well as gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts during the fiscal period ended September 30, 2024 and open positions in such derivatives as of September 30, 2024 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to risk. The Funds’ derivative agreements may also contain credit-risk related contingent features which may include, but are not limited to, a threshold in the Funds’ derivative agreements on unrealized depreciation (i.e., the Funds’ obligation to the counterparty) above a specified dollar amount. If an event occurred at September 30, 2024 that triggered a contingent feature, the counterparty to the agreement may require a Fund to post collateral (or additional collateral) or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment due to a counterparty. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed in Note 2 — Master Netting Arrangements under the column entitled “Liabilities: Net Amount”. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of September 30, 2024, if any, is reflected as a footnote within each Fund’s Schedule of Investments. At September 30, 2024, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature.

As of September 30, 2024, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
International AI Enhanced Value Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	$ 89	Unrealized depreciation on foreign currency contracts	$ 43
International LargeCap Dividend Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	360
International Multifactor Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	28,039	Unrealized depreciation on foreign currency contracts	129,167
International SmallCap Dividend Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	1,729

90    WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

For the six months ended September 30, 2024, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Europe Quality Dividend Growth Fund
Foreign currency risk	$ (768)	$ 6
Europe SmallCap Dividend Fund
Foreign currency risk	10,867	—
International AI Enhanced Value Fund
Foreign currency risk	10,598	46
International Equity Fund
Foreign currency risk	13,464	—
International High Dividend Fund
Foreign currency risk	21,027	179
International LargeCap Dividend Fund
Foreign currency risk	33,191	(360)
International MidCap Dividend Fund
Foreign currency risk	3,932	41
International Multifactor Fund
Equity risk	(979)	—
Foreign currency risk	585,213	(434,334)
International Quality Dividend Growth Fund
Foreign currency risk	(91)	—
International SmallCap Dividend Fund
Foreign currency risk	(22,142)	(1,729)
Japan SmallCap Dividend Fund
Foreign currency risk	10,872	—
[1] Realized gains (losses) on derivatives are located on the Statements of Operations as follows:
Equity risk	Net realized gain (loss) from futures contracts
Foreign currency risk	Net realized gain (loss) from foreign currency contracts
[2] Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:
Foreign currency risk	Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts

During the six months ended September 30, 2024, the volume of derivative activity (based on the average of month-end notional balances, except where footnoted) for each Fund was as follows:

Fund	Average Notional
	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)
Europe Quality Dividend Growth Fund
Foreign currency risk	$ 8,355	$ 11,893	$ —
Europe SmallCap Dividend Fund
Foreign currency risk	43,904	—	—
International AI Enhanced Value Fund
Foreign currency risk	—	17,447	—
International Equity Fund
Foreign currency risk	—	69,707	—
International High Dividend Fund
Foreign currency risk	41,738	50,751	—
International LargeCap Dividend Fund
Foreign currency risk	—	24,302	—
International MidCap Dividend Fund
Foreign currency risk	—	35,376	—

WisdomTree Trust    91

Notes to Financial Statements (unaudited) (continued)
Fund	Average Notional
	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)
International Multifactor Fund
Equity risk[1]	$ —	$ —	$68,966
Foreign currency risk	23,081,904	40,635,836	—
International Quality Dividend Growth Fund
Foreign currency risk	120,099	—	—
International SmallCap Dividend Fund
Foreign currency risk	137,356	314,120	—
Japan SmallCap Dividend Fund
Foreign currency risk	1,415	30,015	—
[1] The volume of derivatives for the period is based on intra-month balances.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (less foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable (with respect to foreign dividends) after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized on the ex-dividend date, or, with respect to foreign dividends, as soon as practicable after the existence of a dividend declaration has been determined, at the fair value of securities to be received. Upon notification from real estate investment trust (“REIT”) issuers or as estimated by management, all or a portion of the dividend income received from a REIT may be redesignated as a reduction of cost of the related investment and/or as a realized gain. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off dividend receivable balances that are canceled by the issuer as of the date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. Income earned from securities lending activities (i.e., securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Foreign Taxes — The Funds may be subject to foreign taxes (a portion of which may be reclaimable or refundable) on foreign income or capital gains on investment transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and tax rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are accrued and applied to foreign income as the foreign income is earned and are reflected on the Statements of Operations as follows: foreign taxes withheld on dividends are presented as a reduction to investment income in “Less: Foreign withholding taxes on dividends”, foreign taxes on capital gains from investment transactions, if any, are included in “Net realized gain (loss) from investment transactions”, and deferred foreign taxes on net unrealized appreciation on investments, if any, are included in “Net increase (decrease) in unrealized appreciation/depreciation on investment transactions”. Foreign taxes payable or deferred as of September 30, 2024, if any, are disclosed in the Statements of Assets and Liabilities in “Payables: Foreign capital gains tax”.

In certain foreign jurisdictions, when the Funds incur subsequent capital losses on investment transactions that occurred during the tax year in the applicable foreign jurisdiction, the Funds may be entitled to a refund on any foreign taxes paid on previous capital gain investment transactions that occurred during the tax year of the applicable foreign jurisdiction. Foreign capital gain tax refunds on investment transactions are included in “Net realized gain (loss) from investment transactions” on the Statements of Operations and foreign capital gain tax refunds that remain unpaid as of September 30, 2024, if any, are disclosed in the Statements of Assets and Liabilities in “Receivables: Foreign capital gains tax refund”.

The Funds file foreign tax reclaims in certain foreign jurisdictions to recover a portion of amounts previously withheld on dividend income if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims recorded relating to current fiscal year investment income are included in the Statements of Operations as a reduction to the balance shown for “Foreign withholding taxes on dividends” and foreign tax reclaims recorded, but not yet received as of September 30, 2024, if any, are shown on the Statements of Assets and Liabilities in “Receivables: Foreign tax reclaims”.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates as of the measurement date and transactions in foreign currencies and investment securities denominated in foreign currencies during the period are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of “net realized gain (loss) from investment transactions” and “net increase (decrease) in unrealized

92    WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

appreciation/depreciation from investment transactions”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in “net realized gain (loss) from foreign currency contracts” and “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in “net realized gain (loss) from foreign currency related transactions” and/or “net increase (decrease) in unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currencies” in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Foreign Currency Contracts — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the International Multifactor Fund, do not expect to engage in currency transactions for the purpose of hedging against currency exposures of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes. During the fiscal period ended September 30, 2024, the Funds, except for the International Multifactor Fund, utilized foreign currency contracts primarily to facilitate foreign security settlements. The International Multifactor Fund utilized foreign currency contracts primarily to offset applicable international currency exposure from certain positions in international equities. A foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A foreign currency contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades.

Risks may arise upon entering into foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

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Notes to Financial Statements (unaudited) (continued)

Fluctuations in the value of open foreign currency contracts are recorded for book purposes as unrealized gains or losses on foreign currency contracts by the Funds and are included in “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts” on the Statements of Operations. Realized gains and losses on foreign currency contracts include net gains or losses recognized by the Funds on contracts which have settled and are included in “net realized gain (loss) from foreign currency contracts” on the Statements of Operations.

Futures Contracts — The International Multifactor Fund utilized equity futures contracts on a temporary basis during the fiscal period to obtain market exposure consistent with its investment objective during the Fund’s periodic portfolio rebalance. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency, equity, digital asset or U.S. Treasury security, collectively herein, “Reference Asset”) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified Reference Asset at a future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. A Fund may also cash settle upon the expiration date of a futures contract in which no physical delivery (or receipt) of the specified Reference Asset comprising the futures contract is made. Instead, settlement in cash would occur upon the expiration of the contract, with the cash settlement being the difference between the contract price and the actual price of the specified Reference Asset at the expiration date. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or U.S. government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Cash deposited as initial margin, if any, is shown as “Deposits at broker for futures contracts” in the Statements of Assets and Liabilities, and U.S. government securities deposited, if any, are designated in the Schedule of Investments. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts, variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the unrealized net gain or loss is reclassified to realized gain or loss on futures. The Funds have adopted a derivatives risk management program pursuant to Rule 18f-4 under the 1940 Act to assess and manage the Funds’ derivatives risk. Rule 18f-4 limits the amount of derivatives a fund can enter into and replaces the asset segregation framework previously used by the Funds to comply with Section 18 of the 1940 Act.

As of September 30, 2024, there were no open futures contracts in the Funds.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower (net of any fee rebates paid to the borrower). The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The net securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend income earned on the securities loaned is accounted for in the same manner as other dividend income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and

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transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund enters into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives, such as foreign currency contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g., foreign currency contracts, options and certain swaps). To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

The Funds’ securities lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower. However, in the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of September 30, 2024, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

Fund	Assets				Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
Europe Quality Dividend Growth Fund
Securities Lending	$1,865,455	$—	$(1,865,455)[1]	$—	$—	$—	$—	$—
Europe SmallCap Dividend Fund
Securities Lending	19,338,755	—	(19,338,755)[1]	—	—	—	—	—
International AI Enhanced Value Fund
Securities Lending	6,511,866	—	(6,511,866)[1]	—	—	—	—	—
Foreign Currency Contracts	89	(43)	—	46	43	(43)	—	—
International Equity Fund
Securities Lending	65,377,230	—	(65,377,230)[1]	—	—	—	—	—
International High Dividend Fund
Securities Lending	51,470,032	—	(51,470,032)[1]	—	—	—	—	—
International LargeCap Dividend Fund
Securities Lending	58,584,246	—	(58,584,246)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	360	—	—	360

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Notes to Financial Statements (unaudited) (continued)
Fund	Assets				Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
International MidCap Dividend Fund
Securities Lending	$32,494,083	$—	$(32,494,083)[1]	$—	$—	$—	$—	$—
International Multifactor Fund
Securities Lending	2,901,833	—	(2,901,833)[1]	—	—	—	—	—
Foreign Currency Contracts	28,039	(27,721)	—	318	129,167	(27,721)	—	101,446
International Quality Dividend Growth Fund
Securities Lending	53,995,198	—	(53,995,198)[1]	—	—	—	—	—
International SmallCap Dividend Fund
Securities Lending	128,202,409	—	(128,202,409)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	1,729	—	—	1,729
Japan SmallCap Dividend Fund
Securities Lending	62,814,401	—	(62,814,401)[1]	—	—	—	—	—
[1]The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations (i.e., tax basis) which may differ to amounts determined under GAAP (i.e., book basis). These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Funds, except for the International AI Enhanced Value Fund. Prior to January 7, 2022, sub-advisory services for the International AI Enhanced Value Fund were provided by Mellon and thereafter by Voya Investment Management Co., LLC (“Voya IM”). Mellon and Voya IM are compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to

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Notes to Financial Statements (unaudited) (continued)

operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
Europe Quality Dividend Growth Fund	0.58%
Europe SmallCap Dividend Fund	0.58%
International AI Enhanced Value Fund	0.58%
International Equity Fund	0.48%
International High Dividend Fund	0.58%
International LargeCap Dividend Fund	0.48%
International MidCap Dividend Fund	0.58%
International Multifactor Fund	0.38%
International Quality Dividend Growth Fund	0.42%
International SmallCap Dividend Fund	0.58%
Japan SmallCap Dividend Fund	0.58%

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the fiscal period ended September 30, 2024, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of its advisory fees, that it would otherwise charge, for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (e.g., fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statements of Operations in “Expense waivers”.

WTAM and/or WisdomTree (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the six months ended September 30, 2024, WT held shares of and received distributions from the following Funds, which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	At September 30, 2024		For the Six Months Ended September 30, 2024
	Fund Shares held by WT	Market Value of Fund Shares held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
International Multifactor Fund	55	$1,552	$147
International Quality Dividend Growth Fund	512	20,045	289
International SmallCap Dividend Fund	56	3,867	524
Japan SmallCap Dividend Fund	30	2,420	8

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2024, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof to an authorized participant (“AP”). Except when aggregated in creation units (“Creation Unit Aggregations”), shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities (“Deposit Securities”) and/or an amount of cash (“Cash Component”). Creation Unit Aggregations may be created in advance of receipt by a Fund of all or a portion of the applicable Deposit Securities from APs. In these circumstances, the initial deposit received from the AP will have a value greater than the NAV of the applicable Fund’s shares on the date the order is placed in proper form since, in addition to available Deposit Securities, U.S. cash must be deposited by the AP in an amount equal to the sum of (i) the Cash Component, plus (ii) generally

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Notes to Financial Statements (unaudited) (continued)

between 102%-110%, as directed by the Trust or WTAM, which the Trust or WTAM may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities. The Fund will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received from the AP or purchased by the Fund. Amounts due to be returned to an AP as of September 30, 2024, if any, is shown in the Statements of Assets and Liabilities in “Payables: Deposit due to authorized participant”. In certain cases where an AP does not have a basket security readily available or may not transact in such basket security, an AP may request to settle an in-kind creation order with cash in lieu of the basket security. Amounts due from an AP as of September 30, 2024 with respect to such activity, if any, is shown in the Statements of Assets and Liabilities in “Receivables: Deposit due from authorized participant”.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months ended September 30, 2024 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

Fund	Purchases	Sales	In-kind Capital Share Transactions
			Purchases	Sales
Europe Quality Dividend Growth Fund	$1,107,581	$1,182,089	$—	$4,665,565
Europe SmallCap Dividend Fund	14,087,820	13,904,923	—	24,553,445
International AI Enhanced Value Fund	45,544,498	46,162,570	—	8,526,232
International Equity Fund	15,137,536	16,740,806	—	47,663,722
International High Dividend Fund	13,359,744	13,147,692	—	21,148,134
International LargeCap Dividend Fund	11,724,587	11,258,207	—	5,106,394
International MidCap Dividend Fund	4,496,050	4,606,842	—	3,235,370
International Multifactor Fund	19,113,221	18,966,907	2,743,290	16,160,398
International Quality Dividend Growth Fund	13,192,595	9,782,694	20,291,518	55,002,176
International SmallCap Dividend Fund	52,525,995	47,514,530	—	137,237,338
Japan SmallCap Dividend Fund	3,994,739	2,082,426	3,750,096	15,450,328

6. FEDERAL INCOME TAXES

At September 30, 2024, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

Fund	Investments in Long Securities				Investments in Financial Derivatives[1]			Total Net Unrealized Appreciation
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Europe Quality Dividend Growth Fund	$59,307,201	$15,109,757	$(2,602,366)	$12,507,391	$—	$—	$—	$12,507,391
Europe SmallCap Dividend Fund	170,154,855	30,800,067	(12,897,036)	17,903,031	—	—	—	17,903,031
International AI Enhanced Value Fund	68,883,059	6,507,306	(2,446,661)	4,060,645	89	(43)	46	4,060,691
International Equity Fund	459,773,106	148,570,493	(10,624,330)	137,946,163	—	—	—	137,946,163
International High Dividend Fund	326,622,378	54,486,129	(10,223,720)	44,262,409	—	—	—	44,262,409
International LargeCap Dividend Fund	435,896,387	152,888,264	(5,133,747)	147,754,517	—	(59)	(59)	147,754,458
International MidCap Dividend Fund	140,434,532	28,385,601	(5,152,745)	23,232,856	—	—	—	23,232,856
International Multifactor Fund	30,518,213	3,601,484	(650,195)	2,951,289	1,745	(13,755)	(12,010)	2,939,279
International Quality Dividend Growth Fund	817,184,022	193,603,261	(28,171,146)	165,432,115	—	—	—	165,432,115
International SmallCap Dividend Fund	935,668,443	202,599,706	(71,726,138)	130,873,568	—	—	—	130,873,568
Japan SmallCap Dividend Fund	257,200,570	27,841,085	(16,244,371)	11,596,714	—	—	—	11,596,714

[1]Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

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Notes to Financial Statements (unaudited) (concluded)

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of and during the fiscal period ended September 30, 2024, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended September 30, 2024, remains subject to examination by taxing authorities. Specific to foreign countries in which the Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.

As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), certain Funds have filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected as “Other income” in the Statements of Operations and the cost to file these additional ECJ tax reclaims is reflected as “Other fees” in the Statements of Operations. ECJ tax reclaims recognized that remain unpaid are reflected in “Receivables: Other” in the Statements of Assets and Liabilities and the related liability associated with the filing costs of such ECJ tax reclaim receivables are reflected in “Payables: Other” on the Statements of Assets and Liabilities. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, ECJ tax reclaims received by the Funds, if any, reduce the amounts of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that ECJ tax reclaims received by a Fund during the fiscal year exceed foreign withholding taxes paid, and a Fund previously passed foreign tax credits on to its shareholders, a Fund must either amend historic tax reporting to shareholders or enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the respective Fund’s shareholders. During the fiscal period ended September 30, 2024, the ECJ tax reclaims received by the Funds, if any, did not exceed the foreign withholding taxes of the respective Funds.

7. SUBSEQUENT EVENTS

WTAM has evaluated all subsequent transactions and events through the date on which these financial statements were issued. Effective October 21, 2024, the Trust began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon (“BNY”). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian and foreign custody manager, administrator, transfer agent, and securities lending agent for each series of the Trust.

8. ADDITIONAL INFORMATION

The value of a Fund’s investments may be adversely affected by recent and current events occurring outside of the United States, including those affecting foreign markets (including extreme volatility, depressed valuations, and decreased liquidity), significant geopolitical events (including armed conflicts, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies (including pandemics such as the COVID-19 pandemic), among other events. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East, and related sanctions and trading restrictions have caused significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. Similarly, escalating economic and political tensions between the United States and China continue to produce trading restrictions that adversely affect institutional investment in China. The extent and duration of these conflicts and tensions are impossible to predict, and they could continue to result in significant market disruptions, including with respect to certain industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These conflicts and tensions could adversely affect the value of certain Fund investments, as well as a Fund’s performance and liquidity, even if the Fund does not have direct investment exposure to a country involved in a particular conflict.

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Additional Information (unaudited)

Item 8 of Form N-CSRS: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9 of Form N-CSRS: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10 of Form N-CSRS: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Name of Trustee	Board Compensation
Interested Trustee
Jonathan Steinberg	$ 0
Independent Trustees
David G. Chrencik	201,727
Phillip G. Goff*	183,388
Joel Goldberg	210,897
Toni Massaro	192,558
Robert E. Plaze**	179,881
Melinda A. Raso Kirstein	201,727
Victor Ugolyn	275,082
* Mr. Goff was appointed to the Board on February 27, 2024. ** Mr. Plaze was appointed to the Board on April 5, 2024.

Item 11 of Form N-CSRS: Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Consideration of the Approval and Renewal of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 16-17, 2024 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of (i) the investment advisory agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its applicable series (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), and (ii) each respective sub-advisory agreement between WTAM and Mellon Investments Corporation (“Mellon”) and Voya Investment Management Co. LLC (“Voya,” and, together with Mellon, the “Sub-Advisers”), pursuant to which the Sub-Advisers coordinate the investment and reinvestment of the assets of the applicable Funds (“Sub-Advisory Agreements” and, together with the Advisory Agreements, the “Agreements”).

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 13, 2024, representatives from WTAM presented detailed information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Advisers. In considering the approval and renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered. Each Fund was considered separately.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Advisers’ operational capabilities and resources. The Board also discussed the role of WisdomTree, Inc. (“WT”), the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WT indexes are unique, based on WT’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WT’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will

100    WisdomTree Trust

Additional Information (unaudited) (continued)

have a continuing role in providing advisory services to the Funds based on the WT indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Advisers, including oversight of the Sub-Advisers’ adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Advisers’ buying and selling of securities and derivatives transactions, review of the Sub-Advisers’ performance, review of proxies voted by the Sub-Advisers and oversight of, and the provision of consultation to, the Sub-Advisers with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Advisers under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Advisers under the Advisory Agreements and Sub-Advisory Agreements, respectively, are adequate and appropriate and supported the Board’s approval of the approval and renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, (2) comparing, with respect to the actively-managed Funds, each Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) for various periods ended May 31, 2024, and (3) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Groups, Expense Groups and Expense Universes. The Board noted that the Performance Groups, Expense Groups and Expense Universes included only pure-index and index-based exchange traded funds (“ETFs”) as comparison funds, except that the Performance Groups, Expense Groups and Expense Universes for the actively-managed Funds included only actively-managed ETFs and mutual funds as comparison funds. The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds.

The Board discussed the index Funds’ performance, noting that the substantial majority of index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board also discussed the performance of the actively-managed Funds and noted that total return performance of the Funds was variously above, at and below the relevant Performance Group medians for the time periods measured.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were within five basis points of the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Advisers in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Advisers and WTAM. The Board also noted that the Sub-Advisers’ fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Advisers, including that the role of a Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the role of a Sub-Adviser in making investment recommendations with respect to a Fund that is model-based, with oversight by WTAM in seeking to ensure consistency with such quantitative models. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with Funds’ unitary fee structure, which frequently includes minimum fees (such as those to a Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

WisdomTree Trust    101

Additional Information (unaudited) (concluded)

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the relevant Sub-Adviser and the Fund’s total expenses supported the Board’s approval and renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Advisers, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that, in the past, certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Advisers from acting as investment adviser and sub-advisers, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*    *    *    *    *    *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval to renew the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Advisers, of the Funds and the services provided to the Funds by WTAM and the Sub-Advisers. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

102    WisdomTree Trust

Glossary of Terms Used in this Report (unaudited)
Currency abbreviations:
AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
ILS	Israeli new shekel
JPY	Japanese yen
NOK	Norwegian krone
NZD	New Zealand dollar
SEK	Swedish krona
SGD	Singapore dollar
USD	U.S. dollar
Other abbreviations:
CVA	Certificaten Van Aandelen (Certificate of Stock)
RSP	Risparmio Italian Savings Shares

WisdomTree Trust    103

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree, Inc., its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Dividends are not guaranteed, and a company currently paying dividends may cease paying dividends at any time. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Indexes are unmanaged and you cannot invest directly in an index.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC.

WisdomTree Trust

Semi-Annual Financial Statements and Other Information

September 30, 2024 (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

WisdomTree India Hedged Equity Fund (INDH)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

“WisdomTree” is a registered mark of WisdomTree, Inc. and is licensed for use by the WisdomTree Trust.

(This page intentionally left blank.)

Schedule of Investments (unaudited) WisdomTree Europe Hedged Equity Fund (HEDJ) September 30, 2024
Investments	Shares	Value
COMMON STOCKS – 99.7%
Austria – 0.5%
ANDRITZ AG	104,077	$7,393,276
Belgium – 3.8%
Anheuser-Busch InBev SA	504,151	33,410,623
Azelis Group NV(a)	84,711	1,861,527
Barco NV(a)	55,160	734,427
Bekaert SA	73,043	3,009,706
Fagron	22,142	459,635
Melexis NV(a)	42,101	3,484,074
Solvay SA(a)	132,783	5,216,376
UCB SA(a)	76,432	13,818,916
Total Belgium		61,995,284
China – 0.6%
Prosus NV	213,962	9,374,987
Finland – 4.8%
Cargotec OYJ, Class B	40,912	2,396,229
Huhtamaki OYJ(a)	67,970	2,645,925
Kemira OYJ	190,972	4,778,472
Kone OYJ, Class B(a)	397,300	23,810,943
Konecranes OYJ	100,511	7,560,617
Metso OYJ(a)	615,543	6,594,978
Nokia OYJ	3,653,230	15,998,887
Valmet OYJ(a)	240,994	7,735,330
Wartsila OYJ Abp	317,377	7,119,595
Total Finland		78,640,976
France – 24.8%
Accor SA(a)	48,803	2,124,197
Air Liquide SA(a)	137,681	26,622,944
Airbus SE(a)	96,908	14,191,994
Arkema SA	26,262	2,505,980
BioMerieux(a)	9,212	1,106,241
Bureau Veritas SA(a)	209,521	6,963,635
Cie Generale des Etablissements Michelin SCA(a)	371,485	15,116,168
Danone SA(a)	308,673	22,509,276
Dassault Aviation SA	11,352	2,343,839
Dassault Systemes SE(a)	59,665	2,372,571
Eramet SA(a)	12,815	1,012,595
EssilorLuxottica SA(a)	74,663	17,715,461
Gaztransport & Technigaz SA	9,018	1,275,177
Hermes International SCA(a)	9,127	22,470,737
Imerys SA(a)	43,360	1,441,112
Interparfums SA(a)	23,977	1,213,545
Ipsen SA	7,759	956,867
IPSOS SA	11,152	702,588
Kering SA(a)	35,211	10,093,497
L’Oreal SA(a)	105,161	47,186,582
Lectra(a)	5,217	170,306
Legrand SA(a)	78,742	9,078,007
LVMH Moet Hennessy Louis Vuitton SE(a)	63,017	48,422,301
Neoen SA(a)(b)	6,227	271,036
Investments	Shares	Value
Nexans SA	11,569	$1,699,165
Opmobility	45,078	451,275
Pernod Ricard SA(a)	62,271	9,423,870
Publicis Groupe SA(a)	132,282	14,497,596
Remy Cointreau SA(a)	6,144	478,962
Rubis SCA	126,836	3,470,937
Safran SA	50,617	11,925,275
Sanofi SA	457,699	52,562,872
Schneider Electric SE(a)	162,789	42,912,982
SCOR SE	79,114	1,771,202
SEB SA(a)	11,551	1,321,378
Societe BIC SA	15,016	1,012,220
Sodexo SA(a)	27,829	2,287,463
Technip Energies NV	39,772	959,659
Teleperformance SE(a)	18,174	1,886,328
Valeo SE(a)	55,081	665,140
Vicat SACA	21,587	850,454
Total France		406,043,434
Germany – 25.3%
AIXTRON SE	9,439	168,076
Bayer AG, Registered Shares	484,636	16,402,129
Bayerische Motoren Werke AG	470,778	41,602,115
Beiersdorf AG	17,844	2,691,485
Brenntag SE	37,213	2,781,785
Continental AG	38,032	2,467,789
Daimler Truck Holding AG	307,148	11,528,115
Deutsche Telekom AG, Registered Shares	2,148,841	63,288,882
Duerr AG	19,917	490,358
Elmos Semiconductor SE	1,544	113,902
Evonik Industries AG	268,299	6,288,138
Fresenius Medical Care AG	88,475	3,770,978
GEA Group AG	44,496	2,183,044
Hannover Rueck SE	44,151	12,619,260
Heidelberg Materials AG	93,371	10,170,577
Henkel AG & Co. KGaA	65,899	5,615,283
HochTief AG	40,977	5,058,002
Hugo Boss AG	14,558	667,608
Infineon Technologies AG	128,454	4,510,141
Jenoptik AG	5,765	177,579
K & S AG, Registered Shares	98,385	1,263,828
Knorr-Bremse AG	35,692	3,180,750
Krones AG	5,095	733,530
Lanxess AG	35,374	1,120,419
Mercedes-Benz Group AG	741,861	48,054,459
Merck KGaA	17,246	3,041,090
MTU Aero Engines AG	8,215	2,567,139
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen, Registered Shares	53,320	29,414,705
Puma SE	16,210	678,419
SAP SE	166,862	38,064,671
Siemens AG, Registered Shares	346,538	70,133,938
Siemens Healthineers AG(b)	197,579	11,876,566

See Notes to Financial Statements.

WisdomTree Trust    1

Schedule of Investments (unaudited) (continued) WisdomTree Europe Hedged Equity Fund (HEDJ) September 30, 2024
Investments	Shares	Value
Siltronic AG	9,023	$688,293
Stabilus SE	8,918	365,273
Symrise AG	13,032	1,804,956
Talanx AG	107,606	9,079,084
Total Germany		414,662,366
Ireland – 0.5%
Glanbia PLC	181,240	3,197,935
Kerry Group PLC, Class A	51,158	5,318,390
Total Ireland		8,516,325
Italy – 3.4%
Brembo NV(a)	259,659	2,849,530
Brunello Cucinelli SpA(a)	16,052	1,733,261
Carel Industries SpA(a)(b)	18,193	398,370
Davide Campari-Milano NV(a)	130,212	1,104,456
DiaSorin SpA(a)	14,954	1,750,720
Ferrari NV	34,251	16,043,384
Intercos SpA	37,001	654,112
Leonardo SpA	175,046	3,911,110
Maire SpA	281,766	2,333,330
Moncler SpA	115,292	7,336,858
Piaggio & C SpA(a)	850,370	2,497,915
Prysmian SpA(a)	144,836	10,539,205
Reply SpA(a)	8,741	1,318,929
Salvatore Ferragamo SpA(a)	63,454	490,768
Webuild SpA	717,092	2,031,189
Total Italy		54,993,137
Netherlands – 16.5%
Aegon Ltd.(a)	2,310,234	14,871,849
Akzo Nobel NV	108,398	7,657,883
Arcadis NV	35,331	2,452,619
ASM International NV	6,488	4,267,807
ASML Holding NV	85,973	71,540,461
BE Semiconductor Industries NV(a)	71,206	9,023,759
Corbion NV	39,339	1,124,828
Ferrovial SE(a)	375,282	16,158,599
Heineken Holding NV	155,813	11,790,090
Heineken NV(a)	263,184	23,392,384
IMCD NV(a)	24,061	4,186,427
JDE Peet’s NV(a)	275,792	5,774,285
Koninklijke Ahold Delhaize NV	1,136,981	39,374,834
Koninklijke Vopak NV	155,104	7,214,969
SBM Offshore NV(a)	329,363	6,024,729
Signify NV(b)	153,412	3,622,920
Universal Music Group NV(a)	795,339	20,859,500
Wolters Kluwer NV	123,306	20,821,254
Total Netherlands		270,159,197
Portugal – 0.1%
Mota-Engil SGPS SA(a)	274,360	785,708
Investments	Shares	Value
Spain – 14.3%
Acerinox SA	340,959	$3,677,797
ACS Actividades de Construccion y Servicios SA	314,948	14,580,129
Amadeus IT Group SA(a)	173,342	12,559,318
Banco Bilbao Vizcaya Argentaria SA	11,353,799	123,014,051
Banco Santander SA	10,579,649	54,320,035
CIE Automotive SA	106,296	3,066,629
Ebro Foods SA(a)	59,261	1,054,244
Elecnor SA	44,310	933,657
Fluidra SA(a)	159,234	4,176,259
Gestamp Automocion SA(b)	634,548	1,958,138
Mapfre SA(a)	4,717,320	12,593,321
Viscofan SA(a)	33,500	2,381,595
Total Spain		234,315,173
Switzerland – 0.2%
STMicroelectronics NV(a)	117,934	3,507,680
United States – 4.9%
Stellantis NV	5,845,587	80,949,406
TOTAL COMMON STOCKS (Cost: $1,309,372,957)		1,631,336,949
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 12.5%
United States – 12.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(c) (Cost: $205,535,238)	205,535,238	205,535,238
TOTAL INVESTMENTS IN SECURITIES – 112.2% (Cost: $1,514,908,195)		1,836,872,187
Other Assets less Liabilities – (12.2)%		(200,303,277)
NET ASSETS – 100.0%		$1,636,568,910

(a)   Security, or portion thereof, was on loan at September 30, 2024 (See Note 2). At September 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $241,476,532 and the total market value of the collateral held by the Fund was $258,479,219. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $52,943,981.

(b)  This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)   Rate shown represents annualized 7-day yield as of September 30, 2024.

See Notes to Financial Statements.

2    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree Europe Hedged Equity Fund (HEDJ) September 30, 2024

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	10/3/2024	294,267,578	EUR	328,427,336	USD	$2,846	$—
Bank of America NA	10/3/2024	336,525,544	USD	303,609,972	EUR	—	(2,331,625)
Bank of America NA	11/5/2024	333,895,664	USD	298,757,589	EUR	—	(2,880)
Bank of Montreal	10/3/2024	14,192,239	EUR	15,746,516	USD	93,352	—
Barclays Bank PLC	10/3/2024	12,122,711	EUR	13,497,014	USD	33,067	—
Citibank NA	10/3/2024	294,267,842	EUR	328,427,336	USD	3,141	—
Citibank NA	10/3/2024	336,525,544	USD	303,612,712	EUR	—	(2,334,682)
Citibank NA	11/5/2024	333,895,664	USD	298,757,054	EUR	—	(2,282)
HSBC Holdings PLC	10/3/2024	10,083,557	EUR	11,247,512	USD	6,682	—
HSBC Holdings PLC	10/3/2024	294,267,578	EUR	328,427,336	USD	2,846	—
HSBC Holdings PLC	10/3/2024	336,525,544	USD	303,612,438	EUR	—	(2,334,376)
HSBC Holdings PLC	11/5/2024	333,895,664	USD	298,758,124	EUR	—	(3,477)
JPMorgan Chase Bank NA	10/3/2024	294,267,840	EUR	328,427,334	USD	3,140	—
JPMorgan Chase Bank NA	11/5/2024	333,895,662	USD	298,756,518	EUR	—	(1,684)
Morgan Stanley & Co. International	10/3/2024	336,525,544	USD	303,612,164	EUR	—	(2,334,071)
Royal Bank of Canada	10/3/2024	294,268,369	EUR	328,427,336	USD	3,729	—
Royal Bank of Canada	10/3/2024	336,525,544	USD	303,612,438	EUR	—	(2,334,376)
Royal Bank of Canada	11/5/2024	333,895,664	USD	298,757,322	EUR	—	(2,581)
						$148,803	$(11,682,034)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,631,336,949	$—	$—	$1,631,336,949
Investment of Cash Collateral for Securities Loaned	—	205,535,238	—	205,535,238
Total Investments in Securities	$1,631,336,949	$205,535,238	$—	$1,836,872,187
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$148,803	$—	$148,803
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(11,682,034)	$—	$(11,682,034)
Total – Net	$1,631,336,949	$194,002,007	$—	$1,825,338,956

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    3

Schedule of Investments (unaudited) WisdomTree Europe Hedged SmallCap Equity Fund (EUSC) September 30, 2024
Investments	Shares	Value
COMMON STOCKS – 99.8%
Austria – 5.6%
ANDRITZ AG	7,554	$536,610
BAWAG Group AG(a)	10,609	823,484
CA Immobilien Anlagen AG	4,940	148,087
Kontron AG	4,968	89,045
Oesterreichische Post AG	2,258	75,601
Porr AG	1,969	29,842
Schoeller-Bleckmann Oilfield Equipment AG	917	29,526
Telekom Austria AG	14,422	141,642
UNIQA Insurance Group AG	12,648	104,457
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,329	77,589
voestalpine AG	16,896	440,872
Wienerberger AG	6,516	215,984
Total Austria		2,712,739
Belgium – 5.1%
Ackermans & van Haaren NV	1,155	245,819
Aedifica SA	4,960	348,190
Azelis Group NV	6,064	133,257
Barco NV(b)	4,070	54,190
Bekaert SA	5,264	216,901
bpost SA	20,246	57,958
Cofinimmo SA	5,126	377,578
Colruyt Group NV	3,989	186,179
Econocom Group SA NV	13,398	29,906
Fagron	2,087	43,323
Melexis NV(b)	3,047	252,155
Recticel SA(b)	3,155	46,549
Warehouses De Pauw CVA	12,799	341,967
Xior Student Housing NV(c)	3,382	127,766
Total Belgium		2,461,738
Denmark – 0.1%
Cementir Holding NV	5,581	60,979
Finland – 9.9%
Aktia Bank OYJ	3,034	31,491
Cargotec OYJ, Class B	2,959	173,310
Citycon OYJ	26,162	121,523
Harvia OYJ(c)	1,197	62,855
Huhtamaki OYJ(b)	4,876	189,812
Kemira OYJ	9,555	239,084
Kesko OYJ, Class B(b)	27,217	582,147
Konecranes OYJ	7,272	547,013
Marimekko OYJ	2,042	29,763
Metsa Board OYJ, Class B	36,080	253,280
Metso OYJ(b)	43,783	469,095
Musti Group OYJ	1,447	41,423
Orion OYJ, Class B	6,721	369,198
Outokumpu OYJ	44,871	181,884
Puuilo OYJ	7,804	84,092
Investments	Shares	Value
Sanoma OYJ	5,637	$42,528
Terveystalo OYJ(a)	5,142	55,895
TietoEVRY OYJ	12,879	266,630
Tokmanni Group Corp.(b)	2,739	33,839
Valmet OYJ(b)	17,311	555,642
Wartsila OYJ Abp	22,938	514,559
Total Finland		4,845,063
France – 19.4%
Alten SA	702	78,425
Antin Infrastructure Partners SA	3,252	43,408
Arkema SA	4,545	433,694
Beneteau SACA(b)	4,411	47,851
Chargeurs SA*	4,088	52,376
Cie des Alpes	3,806	60,317
Coface SA	17,042	279,400
Derichebourg SA	18,074	106,405
Elis SA	13,802	288,666
Eramet SA	2,235	176,602
Etablissements Maurel & Prom SA	12,338	64,966
Eurazeo SE	4,783	393,682
Fnac Darty SA	2,562	88,639
Gaztransport & Technigaz SA	1,534	216,913
Imerys SA	7,620	253,258
Interparfums SA	3,756	190,102
IPSOS SA	1,844	116,174
Klepierre SA	31,848	1,046,414
La Francaise des Jeux SAEM(a)	15,741	648,953
Lectra	1,176	38,390
Mersen SA	2,083	66,022
Neoen SA(a)(b)	1,156	50,316
Nexans SA	2,005	294,479
Opmobility	7,846	78,546
Quadient SA	1,526	28,646
Remy Cointreau SA	1,373	107,034
Rexel SA	41,651	1,207,205
Rubis SCA	16,057	439,409
SCOR SE	13,819	309,379
SEB SA	2,167	247,894
Societe BIC SA	2,853	192,319
Sopra Steria Group	770	161,903
SPIE SA	11,276	431,651
Technip Energies NV	6,601	159,276
Television Francaise 1 SA	19,441	173,035
Valeo SE(b)	10,854	131,069
Verallia SA(a)	12,210	358,117
Vicat SACA	2,237	88,130
Wendel SE	3,031	310,536
Total France		9,459,601

See Notes to Financial Statements.

4    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Europe Hedged SmallCap Equity Fund (EUSC) September 30, 2024
Investments	Shares	Value
Germany – 11.6%
7C Solarparken AG	6,865	$17,239
AIXTRON SE	1,922	34,224
Aurubis AG	1,513	111,193
Bechtle AG	3,066	137,283
Bilfinger SE	2,059	111,221
CompuGroup Medical SE & Co. KGaA	1,030	16,346
CTS Eventim AG & Co. KGaA	3,980	414,649
Dermapharm Holding SE	2,144	83,629
Deutz AG	10,741	53,920
Duerr AG	3,575	88,017
Elmos Semiconductor SE	347	25,599
Fielmann Group AG	2,277	117,914
Freenet AG	12,321	367,423
GEA Group AG	8,009	392,934
Gerresheimer AG	732	65,356
Hamborner REIT AG	5,639	41,662
Hamburger Hafen und Logistik AG	2,737	49,485
Hensoldt AG	1,634	53,724
HochTief AG	7,161	883,919
Hugo Boss AG	2,756	126,386
Instone Real Estate Group SE(a)	4,655	49,666
Jenoptik AG	1,037	31,943
K & S AG, Registered Shares	17,117	219,881
KION Group AG	1,293	50,954
Kloeckner & Co. SE	11,655	67,119
Krones AG	922	132,741
Lanxess AG	6,367	201,665
MLP SE	5,888	38,114
Mutares SE & Co. KGaA	1,594	37,359
Nemetschek SE	1,105	114,691
Norma Group SE	1,495	24,961
ProSiebenSat.1 Media SE	3,170	20,590
SAF-Holland SE	4,934	91,960
Salzgitter AG	3,601	65,950
Scout24 SE(a)	1,900	163,808
Siltronic AG	1,630	124,340
Sixt SE	2,251	164,802
Stabilus SE	1,625	66,558
Stroeer SE & Co. KGaA	4,841	310,391
Suedzucker AG	14,351	180,665
thyssenkrupp AG	22,129	85,822
United Internet AG, Registered Shares	6,866	141,532
Wacker Neuson SE	3,944	65,409
Total Germany		5,643,044
Ireland – 0.8%
Cairn Homes PLC	50,660	111,156
Glanbia PLC	13,153	232,081
Origin Enterprises PLC	9,641	36,046
Total Ireland		379,283
Investments	Shares	Value
Italy – 24.9%
A2A SpA	346,797	$802,727
ACEA SpA	23,257	456,306
Amplifon SpA(b)	3,748	107,962
Anima Holding SpA(a)	27,788	169,020
Aquafil SpA*(b)	7,294	16,086
Ariston Holding NV(b)	3,744	18,293
Arnoldo Mondadori Editore SpA	28,105	76,378
Ascopiave SpA	14,296	46,030
Azimut Holding SpA	14,276	369,321
Banca Generali SpA	14,257	640,280
Banca IFIS SpA	10,266	250,916
Banca Mediolanum SpA	106,529	1,345,854
Banca Popolare di Sondrio SpA	37,772	289,819
Banco BPM SpA	164,752	1,113,894
BPER Banca SpA	83,239	469,139
Brembo NV(b)	21,051	231,016
Brunello Cucinelli SpA(b)	1,273	137,456
Buzzi SpA	7,431	296,903
Cairo Communication SpA	17,244	41,377
Carel Industries SpA(a)(b)	1,643	35,977
Credito Emiliano SpA	18,728	212,358
Danieli & C Officine Meccaniche SpA(b)	1,825	56,928
Datalogic SpA	4,604	31,344
De’ Longhi SpA	5,148	158,689
DiaSorin SpA(b)	1,090	127,610
El.En. SpA(b)	3,038	37,330
Enav SpA(a)	49,970	222,184
ERG SpA(b)	9,415	258,697
Hera SpA(b)	102,476	409,667
Intercos SpA	2,476	43,771
Interpump Group SpA	2,023	94,555
Iren SpA	114,191	259,219
Italgas SpA	119,929	726,788
Italian Sea Group SpA	4,748	45,254
Leonardo SpA	12,483	278,912
Maire SpA	20,265	167,816
MARR SpA(b)	3,273	43,834
OVS SpA(a)	16,141	52,169
Piaggio & C SpA(b)	59,633	175,169
RAI Way SpA(a)	20,353	121,071
Reply SpA(b)	651	98,229
Salcef Group SpA	2,727	78,369
Salvatore Ferragamo SpA(b)	5,218	40,357
Sanlorenzo SpA	1,153	46,968
SOL SpA(b)	2,427	96,699
Spaxs SpA*(b)	4,433	23,204
Technogym SpA(a)	15,467	161,831
Tinexta SpA(b)	2,237	29,635
Unipol Gruppo SpA	76,761	914,090

See Notes to Financial Statements.

WisdomTree Trust    5

Schedule of Investments (unaudited) (continued) WisdomTree Europe Hedged SmallCap Equity Fund (EUSC) September 30, 2024
Investments	Shares	Value
Webuild SpA	51,199	$145,023
Zignago Vetro SpA(b)	7,028	85,966
Total Italy		12,158,490
Netherlands – 6.5%
Aalberts NV	6,153	250,235
AMG Critical Materials NV(b)	1,410	26,925
Arcadis NV	2,505	173,893
BE Semiconductor Industries NV(b)	5,154	653,153
Brunel International NV(b)	2,075	20,310
Corbion NV	2,884	82,463
ForFarmers NV	11,594	42,377
IMCD NV(b)	1,776	309,010
Koninklijke BAM Groep NV	31,392	147,287
Koninklijke Heijmans NV	4,932	142,563
Koninklijke Vopak NV	11,140	518,199
SBM Offshore NV(b)	24,338	445,192
Signify NV(a)(b)	11,200	264,495
Wereldhave NV	6,657	110,552
Total Netherlands		3,186,654
Portugal – 2.0%
Altri SGPS SA	24,859	139,275
Corticeira Amorim SGPS SA(b)	3,523	34,797
CTT-Correios de Portugal SA	7,198	35,266
Mota-Engil SGPS SA(b)	21,728	62,224
Navigator Co. SA	57,189	235,390
NOS SGPS SA	43,709	178,296
REN – Redes Energeticas Nacionais SGPS SA	43,971	118,513
Sonae SGPS SA	168,576	178,544
Total Portugal		982,305
Spain – 13.9%
Acciona SA	3,144	447,380
Acerinox SA	25,137	271,144
Almirall SA(b)	6,479	63,198
Banco de Sabadell SA	276,526	589,150
Bankinter SA(b)	86,146	762,224
CIE Automotive SA	4,108	118,515
Construcciones y Auxiliar de Ferrocarriles SA	1,692	67,414
Ebro Foods SA	2,420	43,051
Enagas SA	40,575	624,010
Ercros SA	7,152	27,897
Faes Farma SA	23,762	98,520
Fluidra SA(b)	11,702	306,911
Investments	Shares	Value
Gestamp Automocion SA(a)	31,253	$96,443
Grupo Catalana Occidente SA	1,802	80,646
Indra Sistemas SA	7,453	137,163
Inmobiliaria Colonial Socimi SA	38,177	265,444
Laboratorios Farmaceuticos Rovi SA	2,044	163,334
Logista Integral SA	13,765	415,707
Mapfre SA	221,668	591,763
Merlin Properties Socimi SA	61,160	776,089
Pharma Mar SA	559	31,007
Prosegur Cash SA(a)(b)	57,783	37,726
Sacyr SA	53,522	194,014
Talgo SA*(a)	5,072	19,699
Tubacex SA(b)	4,588	17,000
Unicaja Banco SA(a)	196,303	250,851
Vidrala SA	1,194	135,389
Viscofan SA	2,309	164,152
Total Spain		6,795,841
TOTAL COMMON STOCKS (Cost: $42,692,749)		48,685,737
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 8.2%
United States – 8.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(d) (Cost: $3,975,381)	3,975,381	3,975,381
TOTAL INVESTMENTS IN SECURITIES – 108.0% (Cost: $46,668,130)		52,661,118
Other Assets less Liabilities – (8.0)%		(3,892,939)
NET ASSETS – 100.0%		$48,768,179

*     Non-income producing security.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Security, or portion thereof, was on loan at September 30, 2024 (See Note 2). At September 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $5,585,926 and the total market value of the collateral held by the Fund was $5,956,083. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,980,702.

(c)   This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)  Rate shown represents annualized 7-day yield as of September 30, 2024.

See Notes to Financial Statements.

6    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree Europe Hedged SmallCap Equity Fund (EUSC) September 30, 2024

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	10/3/2024	8,560,261	EUR	9,553,970	USD	$83	$—
Bank of America NA	10/3/2024	9,978,687	USD	9,002,671	EUR	—	(69,138)
Bank of America NA	11/5/2024	9,855,001	USD	8,817,893	EUR	—	(85)
Bank of Montreal	10/3/2024	1,729,564	EUR	1,918,979	USD	11,377	—
Citibank NA	10/3/2024	8,560,268	EUR	9,553,970	USD	91	—
Citibank NA	10/3/2024	9,978,691	USD	9,002,756	EUR	—	(69,228)
Citibank NA	11/5/2024	9,855,001	USD	8,817,878	EUR	—	(67)
Goldman Sachs	10/3/2024	183,114	EUR	204,625	USD	—	(253)
HSBC Holdings PLC	10/3/2024	8,560,261	EUR	9,553,970	USD	83	—
HSBC Holdings PLC	10/3/2024	9,978,691	USD	9,002,748	EUR	—	(69,219)
HSBC Holdings PLC	11/5/2024	9,855,001	USD	8,817,909	EUR	—	(103)
JPMorgan Chase Bank NA	10/3/2024	8,560,266	EUR	9,553,967	USD	91	—
JPMorgan Chase Bank NA	11/5/2024	9,855,001	USD	8,817,862	EUR	—	(50)
Morgan Stanley & Co. International	10/3/2024	9,978,691	USD	9,002,740	EUR	—	(69,210)
Royal Bank of Canada	10/3/2024	8,560,284	EUR	9,553,970	USD	108	—
Royal Bank of Canada	10/3/2024	9,978,691	USD	9,002,748	EUR	—	(69,219)
Royal Bank of Canada	11/5/2024	9,855,001	USD	8,817,885	EUR	—	(76)
						$11,833	$(346,648)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$48,685,737	$—	$—	$48,685,737
Investment of Cash Collateral for Securities Loaned	—	3,975,381	—	3,975,381
Total Investments in Securities	$48,685,737	$3,975,381	$—	$52,661,118
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$11,833	$—	$11,833
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(346,648)	$—	$(346,648)
Total – Net	$48,685,737	$3,640,566	$—	$52,326,303

1     Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.
See Notes to Financial Statements.

WisdomTree Trust    7

Schedule of Investments (unaudited) WisdomTree India Hedged Equity Fund (INDH) September 30, 2024
Investments	Shares	Value
COMMON STOCKS – 102.8%
India – 102.8%
Aerospace & Defense – 1.6%
Bharat Electronics Ltd.	147,212	$500,830
Hindustan Aeronautics Ltd.(a)	7,009	369,736
Total Aerospace & Defense		870,566
Automobile Components – 0.4%
Tube Investments of India Ltd.	3,870	200,242
Automobiles – 8.7%
Bajaj Auto Ltd.	2,972	437,847
Eicher Motors Ltd.	6,271	376,123
Hero MotoCorp Ltd.	5,659	385,752
Mahindra & Mahindra Ltd.	42,532	1,570,768
Maruti Suzuki India Ltd.	5,536	874,516
Tata Motors Ltd.	74,528	866,798
TVS Motor Co. Ltd.	9,512	322,342
Total Automobiles		4,834,146
Banks – 20.3%
Axis Bank Ltd.	100,347	1,475,486
HDFC Bank Ltd.	213,838	4,419,721
ICICI Bank Ltd.	224,565	3,411,300
IDFC First Bank Ltd.*	139,820	124,051
Kotak Mahindra Bank Ltd.	47,420	1,049,081
State Bank of India	76,078	715,286
Total Banks		11,194,925
Beverages – 1.1%
United Spirits Ltd.	12,501	237,172
Varun Beverages Ltd.	50,410	364,715
Total Beverages		601,887
Chemicals – 2.9%
Asian Paints Ltd.	20,181	801,713
PI Industries Ltd.	3,527	195,950
Pidilite Industries Ltd.	6,803	272,717
SRF Ltd.	6,136	182,895
UPL Ltd.	22,991	168,218
Total Chemicals		1,621,493
Construction & Engineering – 2.2%
Larsen & Toubro Ltd.	28,282	1,240,458
Construction Materials – 2.7%
Ambuja Cements Ltd.	32,686	246,721
Grasim Industries Ltd.	16,023	534,516
UltraTech Cement Ltd.	5,046	710,644
Total Construction Materials		1,491,881
Consumer Staples Distribution & Retail – 0.7%
Avenue Supermarts Ltd.*(b)	6,447	392,069
Investments	Shares	Value
Electric Utilities – 2.2%
Power Grid Corp. of India Ltd.	191,357	$805,720
Tata Power Co. Ltd.	67,822	390,577
Total Electric Utilities		1,196,297
Electrical Equipment – 0.4%
Havells India Ltd.	10,247	246,132
Financial Services – 0.7%
Bajaj Finserv Ltd.	16,388	385,914
Food Products – 2.3%
Britannia Industries Ltd.	5,216	394,502
Nestle India Ltd.	15,918	510,954
Tata Consumer Products Ltd.	26,704	381,419
Total Food Products		1,286,875
Gas Utilities – 0.5%
GAIL India Ltd.	104,363	299,248
Health Care Providers & Services – 1.3%
Apollo Hospitals Enterprise Ltd.	4,342	373,010
Max Healthcare Institute Ltd.	30,668	360,746
Total Health Care Providers & Services		733,756
Hotels, Restaurants & Leisure – 1.9%
Indian Hotels Co. Ltd.	37,354	305,202
Zomato Ltd.*	223,545	729,044
Total Hotels, Restaurants & Leisure		1,034,246
Independent Power & Renewable Electricity Producers – 2.4%
Adani Green Energy Ltd.*	14,754	334,988
NTPC Ltd.	191,569	1,013,152
Total Independent Power & Renewable Electricity Producers		1,348,140
Industrial Conglomerates – 0.6%
Siemens Ltd.	3,810	329,619
Insurance – 1.8%
HDFC Life Insurance Co. Ltd.(b)	39,909	341,936
ICICI Lombard General Insurance Co. Ltd.(b)	10,025	260,120
SBI Life Insurance Co. Ltd.(b)	19,214	422,793
Total Insurance		1,024,849
Interactive Media & Services – 0.5%
Info Edge India Ltd.	3,129	302,467
IT Services – 14.2%
HCL Technologies Ltd.	43,124	924,270
Infosys Ltd.	155,021	3,469,607
LTIMindtree Ltd.(b)	3,772	281,066
Tata Consultancy Services Ltd.	44,361	2,259,572
Tech Mahindra Ltd.	26,402	496,905
Wipro Ltd.	61,189	395,349
Total IT Services		7,826,769

See Notes to Financial Statements.

8    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree India Hedged Equity Fund (INDH) September 30, 2024
Investments	Shares	Value
Life Sciences Tools & Services – 0.6%
Divi’s Laboratories Ltd.	5,536	$359,594
Metals & Mining – 3.1%
Hindalco Industries Ltd.	61,593	555,799
JSW Steel Ltd.	39,959	491,159
Tata Steel Ltd.	334,545	672,873
Total Metals & Mining		1,719,831
Oil, Gas & Consumable Fuels – 12.2%
Bharat Petroleum Corp. Ltd.	81,334	359,058
Coal India Ltd.	74,366	452,712
Indian Oil Corp. Ltd.	161,133	346,392
Oil & Natural Gas Corp. Ltd.	163,627	581,082
Reliance Industries Ltd.	141,723	4,994,308
Total Oil, Gas & Consumable Fuels		6,733,552
Personal Care Products – 3.4%
Dabur India Ltd.	24,854	185,424
Godrej Consumer Products Ltd.	16,461	273,704
Hindustan Unilever Ltd.	39,537	1,395,711
Total Personal Care Products		1,854,839
Pharmaceuticals – 3.6%
Cipla Ltd.	23,632	466,457
Dr. Reddy’s Laboratories Ltd.	5,412	436,028
Sun Pharmaceutical Industries Ltd.	46,655	1,072,659
Total Pharmaceuticals		1,975,144
Real Estate Management & Development – 0.5%
DLF Ltd.	24,839	265,326
Investments	Shares	Value
Specialty Retail – 1.3%
Trent Ltd.	7,896	$713,706
Textiles, Apparel & Luxury Goods – 1.5%
Titan Co. Ltd.	17,636	804,752
Tobacco – 1.5%
ITC Ltd.	131,015	810,076
Trading Companies & Distributors – 0.8%
Adani Enterprises Ltd.	11,910	445,673
Transportation Infrastructure – 1.0%
Adani Ports & Special Economic Zone Ltd.	32,059	554,023
Wireless Telecommunication Services – 3.9%
Bharti Airtel Ltd.	104,448	2,130,745
TOTAL INVESTMENTS IN SECURITIES – 102.8% (Cost: $50,656,033)		56,829,240
Other Assets less Liabilities – (2.8)%		(1,568,299)
NET ASSETS – 100.0%		$55,260,941

*     Non-income producing security.

(a)   This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(b)  This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	10/4/2024	4,542,756,675	INR	54,209,507	USD	$—	$(3,119)
Citibank NA	11/6/2024	55,697,536	USD	4,674,805,610	INR	132	—
Morgan Stanley & Co. International	10/4/2024	54,127,476	USD	4,542,756,675	INR	—	(78,912)
						$132	$(82,031)

See Notes to Financial Statements.

WisdomTree Trust    9

Schedule of Investments (unaudited) (concluded) WisdomTree India Hedged Equity Fund (INDH) September 30, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$56,829,240	$—	$—	$56,829,240
Total Investments in Securities	$56,829,240	$—	$—	$56,829,240
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$132	$—	$132
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(82,031)	$—	$(82,031)
Total – Net	$56,829,240	$(81,899)	$—	$56,747,341

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

10    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree International Hedged Quality Dividend Growth Fund (IHDG) September 30, 2024
Investments	Shares	Value
COMMON STOCKS – 100.1%
Australia – 7.2%
ARB Corp. Ltd.(a)	37,803	$1,245,727
Aristocrat Leisure Ltd.	229,704	9,338,332
Beach Energy Ltd.(a)	1,332,772	1,123,402
Brambles Ltd.	1,243,666	16,418,961
Breville Group Ltd.(a)	72,721	1,722,370
Brickworks Ltd.	118,525	2,400,199
CAR Group Ltd.	218,030	5,666,138
Champion Iron Ltd.(a)	428,577	2,185,342
Charter Hall Group	689,351	7,637,451
Cochlear Ltd.	16,688	3,265,842
Coles Group Ltd.	1,637,143	20,511,976
CSL Ltd.	147,490	29,292,519
Dicker Data Ltd.(a)	186,378	1,215,418
Goodman Group	783,490	20,105,780
IDP Education Ltd.(a)	66,185	730,062
Mineral Resources Ltd.(a)	149,963	5,414,078
Netwealth Group Ltd.	158,805	2,738,851
Pinnacle Investment Management Group Ltd.(a)	296,679	3,715,071
Pro Medicus Ltd.(a)	9,595	1,186,527
REA Group Ltd.(a)	42,087	5,868,771
SEEK Ltd.(a)	225,594	3,889,171
Seven Group Holdings Ltd.	183,851	5,469,201
Tabcorp Holdings Ltd.	415,690	145,634
Technology One Ltd.	123,448	2,043,420
Wesfarmers Ltd.	1,038,438	50,738,940
Total Australia		204,069,183
Austria – 0.6%
Kontron AG	73,701	1,321,000
Mondi PLC	621,636	11,848,738
Wienerberger AG	137,862	4,569,669
Total Austria		17,739,407
Belgium – 0.9%
Bekaert SA	67,404	2,777,353
D’ieteren Group(a)	29,761	6,307,485
Tessenderlo Group SA(a)	83,171	2,371,628
UCB SA(a)	70,500	12,746,410
Total Belgium		24,202,876
China – 0.5%
Prosus NV	326,816	14,319,813
Denmark – 4.2%
Coloplast AS, Class B	98,666	12,925,032
Dfds AS	70,939	1,823,523
Novo Nordisk AS, Class B	665,114	78,345,938
Novonesis (Novozymes) B, Class B	202,101	14,589,880
Pandora AS	43,520	7,183,292
Royal Unibrew AS*	45,778	3,855,098
Total Denmark		118,722,763
Investments	Shares	Value
Finland – 1.2%
Metsa Board OYJ, Class B	708,489	$4,973,562
Orion OYJ, Class B	87,491	4,806,055
UPM-Kymmene OYJ(a)	692,769	23,249,072
Total Finland		33,028,689
France – 10.2%
Airbus SE(a)	310,053	45,406,677
Alten SA	13,984	1,562,245
Arkema SA	88,784	8,471,973
BioMerieux	26,200	3,146,280
Carrefour SA(a)	660,903	11,292,671
Eramet SA(a)	43,164	3,410,662
Gaztransport & Technigaz SA	31,681	4,479,807
Hermes International SCA	18,669	45,963,206
Interparfums SA(a)	56,604	2,864,891
Ipsen SA	17,286	2,131,771
Kering SA	96,153	27,562,979
La Francaise des Jeux SAEM(b)	220,271	9,081,090
LVMH Moet Hennessy Louis Vuitton SE	155,856	119,759,844
SEB SA	37,889	4,334,318
Total France		289,468,414
Germany – 4.8%
AIXTRON SE	15,949	283,997
Aurubis AG	35,326	2,596,175
Bechtle AG	53,191	2,381,677
Bilfinger SE	42,882	2,316,350
Carl Zeiss Meditec AG, Bearer Shares	13,290	1,055,319
Deutsche Post AG, Registered Shares	1,755,315	78,419,561
Fielmann Group AG	36,114	1,870,154
Gerresheimer AG	12,088	1,079,265
Hugo Boss AG	11,862	543,974
Knorr-Bremse AG	126,535	11,276,370
Merck KGaA	39,746	7,008,648
Nemetschek SE	19,947	2,070,352
Puma SE	62,249	2,605,238
Rheinmetall AG	19,470	10,569,228
Siltronic AG	32,479	2,477,564
Stroeer SE & Co. KGaA	72,533	4,650,605
Symrise AG	43,287	5,995,329
Total Germany		137,199,806
Hong Kong – 0.7%
Techtronic Industries Co. Ltd.	1,291,000	19,628,851
Ireland – 0.3%
Kerry Group PLC, Class A	69,690	7,244,978
Israel – 0.5%
Hilan Ltd.	23,463	1,233,799
Isramco Negev 2 LP	4,489,910	1,954,234
Matrix IT Ltd.	127,319	2,438,766

See Notes to Financial Statements.

WisdomTree Trust    11

Schedule of Investments (unaudited) (continued) WisdomTree International Hedged Quality Dividend Growth Fund (IHDG) September 30, 2024
Investments	Shares	Value
Maytronics Ltd.	11,056	$24,902
Newmed Energy LP	1,266,167	3,489,048
Plus500 Ltd.	150,824	5,065,784
Total Israel		14,206,533
Italy – 1.4%
Amplifon SpA(a)	44,785	1,290,043
Brunello Cucinelli SpA(a)	13,684	1,477,569
Carel Industries SpA(a)(b)	23,913	523,621
Davide Campari-Milano NV(a)	192,980	1,636,853
De’ Longhi SpA	84,598	2,607,759
DiaSorin SpA(a)	17,530	2,052,302
Ferrari NV	29,318	13,732,736
Moncler SpA	152,069	9,677,243
Piaggio & C SpA(a)	788,516	2,316,222
Reply SpA(a)	11,981	1,807,813
Salcef Group SpA	51,793	1,488,442
Technogym SpA(b)	187,500	1,961,807
Total Italy		40,572,410
Japan – 14.5%
Advantest Corp.(a)	174,900	8,242,456
ARE Holdings, Inc.	97,000	1,230,810
AZ-COM MARUWA Holdings, Inc.	62,300	499,567
BayCurrent, Inc.	45,800	1,698,289
C Uyemura & Co. Ltd.	12,800	1,023,714
Capcom Co. Ltd.	189,100	4,399,642
Casio Computer Co. Ltd.	255,900	2,126,238
Daiwabo Holdings Co. Ltd.	74,700	1,419,164
Dentsu Soken, Inc.	34,400	1,332,327
Dexerials Corp.	108,000	1,529,320
Dip Corp.	44,800	889,485
Disco Corp.(a)	27,500	7,207,599
FANUC Corp.	712,900	20,882,627
Fast Retailing Co. Ltd.	69,200	22,940,884
Food & Life Cos. Ltd.	24,900	500,907
Fujimi, Inc.	38,000	629,614
Fujitsu Ltd.	800,700	16,432,151
Goldwin, Inc.(a)	14,300	827,569
Hoya Corp.	48,800	6,749,916
Ibiden Co. Ltd.(a)	21,200	655,831
Internet Initiative Japan, Inc.	78,100	1,648,923
Kadokawa Corp.(a)	43,200	964,631
Kakaku.com, Inc.	180,091	3,136,862
Katitas Co. Ltd.	50,500	702,919
Keyence Corp.	35,300	16,870,162
Kobe Bussan Co. Ltd.(a)	43,500	1,375,797
Koei Tecmo Holdings Co. Ltd.	219,500	2,538,889
Lasertec Corp.	16,800	2,772,399
M3, Inc.	37,200	373,977
MEITEC Group Holdings, Inc.	110,300	2,445,199
Minebea Mitsumi, Inc.(a)	213,500	4,206,117
Investments	Shares	Value
MISUMI Group, Inc.	98,000	$1,774,469
Mitsui Chemicals, Inc.(a)	209,700	5,578,219
MonotaRO Co. Ltd.(a)	176,600	2,960,001
Murata Manufacturing Co. Ltd.	1,149,800	22,559,520
NET One Systems Co. Ltd.	89,700	2,244,381
Nextage Co. Ltd.(a)	33,100	425,089
NGK Insulators Ltd.	316,800	4,143,825
NHK Spring Co. Ltd.	238,100	3,026,187
Nihon M&A Center Holdings, Inc.	324,900	1,487,081
Nippon Gas Co. Ltd.	103,200	1,657,232
Nippon Steel Corp.(a)	1,437,300	32,134,266
Nomura Research Institute Ltd.	226,400	8,388,702
NSD Co. Ltd.	67,600	1,495,763
Obic Co. Ltd.	166,000	5,855,956
Oracle Corp.	54,700	5,638,643
Organo Corp.	14,600	714,485
Pan Pacific International Holdings Corp.	114,400	2,955,173
Persol Holdings Co. Ltd.	2,531,600	4,544,987
Pilot Corp.	28,000	868,149
Relo Group, Inc.	94,800	1,244,648
Sanrio Co. Ltd.	47,000	1,357,033
SG Holdings Co. Ltd.	350,100	3,771,701
Shin-Etsu Chemical Co. Ltd.	1,334,300	55,754,412
SMC Corp.	22,700	10,101,056
Sysmex Corp.(a)	147,800	2,921,075
Taiyo Yuden Co. Ltd.(a)	91,500	1,864,991
Takara Bio, Inc.	67,200	472,617
Takara Holdings, Inc.	196,600	1,672,694
TDK Corp.	1,072,500	13,668,677
TechnoPro Holdings, Inc.	79,700	1,548,422
Toei Animation Co. Ltd.(a)	70,200	1,484,585
Tokyo Electron Ltd.	263,100	46,517,051
Tokyo Ohka Kogyo Co. Ltd.	65,700	1,602,540
Tokyo Seimitsu Co. Ltd.	33,900	1,789,325
Topcon Corp.	131,800	1,424,056
Tosoh Corp.	431,500	5,770,830
Ulvac, Inc.	30,500	1,624,577
Yaskawa Electric Corp.(a)	96,300	3,364,845
ZOZO, Inc.(a)	194,800	7,100,721
Total Japan		411,761,969
Netherlands – 7.6%
ASM International NV	8,926	5,871,523
ASML Holding NV	118,308	98,447,289
Corbion NV	53,459	1,528,564
Heineken Holding NV	208,831	15,801,868
Heineken NV(a)	363,518	32,310,295
SBM Offshore NV(a)	477,222	8,729,375
Signify NV(a)(b)	217,854	5,144,758
Universal Music Group NV(a)	1,071,465	28,101,507
Wolters Kluwer NV	107,303	18,119,013
Total Netherlands		214,054,192

See Notes to Financial Statements.

12    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree International Hedged Quality Dividend Growth Fund (IHDG) September 30, 2024
Investments	Shares	Value
Norway – 1.0%
Aker ASA, Class A	105,479	$5,487,934
Atea ASA	203,078	2,629,902
DNO ASA	3,607,134	3,907,602
Kongsberg Gruppen ASA	133,130	13,044,216
TOMRA Systems ASA	200,903	2,966,055
Total Norway		28,035,709
Singapore – 0.5%
Singapore Technologies Engineering Ltd.	3,525,378	12,814,556
StarHub Ltd.	2,434,600	2,335,849
Total Singapore		15,150,405
Spain – 8.0%
CIE Automotive SA	102,362	2,953,133
Endesa SA	2,604,001	57,048,627
Industria de Diseno Textil SA(a)	2,730,241	161,922,159
Laboratorios Farmaceuticos Rovi SA	24,626	1,967,844
Viscofan SA	47,498	3,376,747
Total Spain		227,268,510
Sweden – 3.9%
Alfa Laval AB	203,804	9,803,566
Assa Abloy AB, Class B(a)	627,047	21,131,272
Billerud Aktiebolag	387,856	4,457,631
Evolution AB(b)	115,087	11,330,903
Husqvarna AB, Class B(a)	558,052	3,908,775
Investment AB Latour, Class B(a)	342,677	10,706,332
Lagercrantz Group AB, Class B	92,559	1,747,706
Lindab International AB	77,672	2,173,094
Mycronic AB	39,344	1,533,145
Nibe Industrier AB, Class B(a)	480,961	2,640,954
Paradox Interactive AB	7,046	124,980
Sandvik AB	973,258	21,785,632
Securitas AB, Class B(a)	601,005	7,642,557
Skanska AB, Class B(a)	547,658	11,443,084
Total Sweden		110,429,631
Switzerland – 14.8%
Clariant AG, Registered Shares(a)	318,983	4,840,238
Comet Holding AG, Registered Shares	5,453	2,155,860
Givaudan SA, Registered Shares	5,488	30,187,090
Huber & Suhner AG, Registered Shares	20,037	2,080,779
Logitech International SA, Registered Shares	70,268	6,294,174
Novartis AG, Registered Shares	913,839	105,245,046
Partners Group Holding AG	28,658	43,145,824
Roche Holding AG	270,980	86,926,902
Roche Holding AG, Bearer Shares	47,858	16,418,831
SFS Group AG	29,864	4,673,165
SGS SA, Registered Shares	250	27,959
Sika AG, Registered Shares	64,218	21,323,528
Sonova Holding AG, Registered Shares	25,060	9,025,224
Investments	Shares	Value
Stadler Rail AG(a)	67,857	$2,131,718
Straumann Holding AG, Registered Shares	22,691	3,718,844
Swissquote Group Holding SA, Registered Shares	6,579	2,374,071
Tecan Group AG, Registered Shares(a)	3,704	1,222,445
UBS Group AG, Registered Shares	2,287,044	70,654,219
VAT Group AG(a)(b)	15,592	7,962,816
Total Switzerland		420,408,733
United Kingdom – 15.1%
Admiral Group PLC	355,665	13,281,656
Airtel Africa PLC(b)	4,423,721	6,764,481
AJ Bell PLC	473,870	2,857,135
Ashtead Group PLC(a)	234,131	18,171,016
AstraZeneca PLC	677,338	105,282,404
Auto Trader Group PLC(b)	374,978	4,364,830
Bellway PLC	218,544	9,128,499
Britvic PLC	257,801	4,408,965
Burberry Group PLC(a)	85,153	800,682
Bytes Technology Group PLC	109,179	754,203
Coats Group PLC	1,255,169	1,690,354
Diageo PLC	1,716,311	59,925,549
Dr. Martens PLC(a)	645,409	487,400
Dunelm Group PLC	238,054	3,684,878
Greggs PLC	77,264	3,237,651
Hays PLC	2,677,327	3,332,662
Howden Joinery Group PLC	543,022	6,606,426
IMI PLC	157,250	3,822,000
Imperial Brands PLC	2,263,782	65,983,629
ITV PLC	9,492,750	10,192,841
JD Sports Fashion PLC(a)	1,036,141	2,141,028
Kainos Group PLC	76,977	911,724
MONY Group PLC	699,296	1,981,056
Next PLC	94,677	12,422,643
RELX PLC	1,028,271	48,398,603
Renishaw PLC	55,735	2,799,766
Rentokil Initial PLC	1,375,865	6,725,058
Rightmove PLC	452,531	3,747,631
RS Group PLC	437,067	4,748,702
Sage Group PLC	538,420	7,399,034
Savills PLC	217,273	3,456,466
Softcat PLC	111,755	2,326,487
Spirax Group PLC	35,555	3,584,029
Telecom Plus PLC	131,628	3,262,813
Victrex PLC(a)	46,133	601,478
Total United Kingdom		429,283,779
United States – 2.2%
GSK PLC	3,095,428	62,965,838
TOTAL COMMON STOCKS (Cost: $2,250,365,703)		2,839,762,489

See Notes to Financial Statements.

WisdomTree Trust    13

Schedule of Investments (unaudited) (continued) WisdomTree International Hedged Quality Dividend Growth Fund (IHDG) September 30, 2024
Investments	Shares	Value
EXCHANGE-TRADED FUND – 0.0%
United States – 0.0%
WisdomTree International Quality Dividend Growth Fund(c) (Cost: $868,179)	30,222	$1,183,191
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.4%
United States – 4.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(d) (Cost: $124,581,070)	124,581,070	124,581,070
TOTAL INVESTMENTS IN SECURITIES – 104.5% (Cost: $2,375,814,952)		2,965,526,750
Other Assets less Liabilities – (4.5)%		(127,456,292)
NET ASSETS – 100.0%		$2,838,070,458

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2024 (See Note 2). At September 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $202,214,700. The Fund also had securities on loan having a total market value of $551,790 that were sold and pending settlement. The total market value of the collateral held by the Fund was $215,882,537. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $91,301,467.

(b)  This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)   Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(d)  Rate shown represents annualized 7-day yield as of September 30, 2024.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2024 were as follows:

Affiliate	Value at 3/31/2024	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2024	Dividend Income
WisdomTree International Quality Dividend Growth Fund	$1,150,249	$—	$—	$—	$32,942	$1,183,191	$12,542

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	10/3/2024	57,405,061	AUD	39,825,565	USD	$—	$(135)
Bank of America NA	10/3/2024	72,065,977	CHF	85,442,718	USD	—	(1,143)
Bank of America NA	10/3/2024	177,637,002	DKK	26,596,132	USD	—	(465)
Bank of America NA	10/3/2024	177,621,948	EUR	198,241,014	USD	1,718	—
Bank of America NA	10/3/2024	78,298,376	GBP	105,027,328	USD	—	(1,928)
Bank of America NA	10/3/2024	11,919,659,237	JPY	83,342,371	USD	—	(4)
Bank of America NA	10/3/2024	66,177,718	NOK	6,283,165	USD	3	—
Bank of America NA	10/3/2024	217,025,481	SEK	21,409,873	USD	1,232	—
Bank of America NA	10/3/2024	3,976,849	SGD	3,102,279	USD	—	(70)
Bank of America NA	10/3/2024	39,218,271	USD	57,760,229	AUD	—	(853,560)
Bank of America NA	10/3/2024	799,068	USD	1,203,989	AUD	—	(36,213)

See Notes to Financial Statements.

14    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree International Hedged Quality Dividend Growth Fund (IHDG) September 30, 2024
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	10/3/2024	84,139,819	USD	71,138,366	CHF	$—	$(201,978)
Bank of America NA	10/3/2024	1,714,340	USD	1,451,151	CHF	—	(6,148)
Bank of America NA	10/3/2024	26,190,571	USD	176,188,345	DKK	—	(188,204)
Bank of America NA	10/3/2024	533,630	USD	3,612,690	DKK	—	(7,259)
Bank of America NA	10/3/2024	195,218,075	USD	176,123,790	EUR	—	(1,352,573)
Bank of America NA	10/3/2024	3,977,548	USD	3,609,328	EUR	—	(50,800)
Bank of America NA	10/3/2024	103,425,786	USD	78,673,343	GBP	—	(2,102,575)
Bank of America NA	10/3/2024	2,107,290	USD	1,618,954	GBP	—	(64,291)
Bank of America NA	10/3/2024	82,071,498	USD	11,898,019,965	JPY	—	(1,119,567)
Bank of America NA	10/3/2024	1,672,198	USD	235,790,954	JPY	23,546	—
Bank of America NA	10/3/2024	6,187,353	USD	65,496,689	NOK	—	(31,156)
Bank of America NA	10/3/2024	126,067	USD	1,371,730	NOK	—	(4,170)
Bank of America NA	10/3/2024	21,083,396	USD	215,572,706	SEK	—	(184,382)
Bank of America NA	10/3/2024	429,572	USD	4,459,779	SEK	—	(10,417)
Bank of America NA	10/3/2024	3,054,972	USD	3,974,742	SGD	—	(45,593)
Bank of America NA	10/3/2024	62,245	USD	81,073	SGD	—	(997)
Bank of America NA	10/4/2024	27,208,779	HKD	3,503,001	USD	—	(82)
Bank of America NA	10/4/2024	3,449,584	USD	26,874,081	HKD	—	(10,246)
Bank of America NA	10/4/2024	70,285	USD	547,595	HKD	—	(214)
Bank of America NA	10/7/2024	7,654,288	ILS	2,057,918	USD	—	(19)
Bank of America NA	10/7/2024	2,026,537	USD	7,342,135	ILS	52,562	—
Bank of America NA	10/7/2024	41,290	USD	155,682	ILS	—	(566)
Bank of America NA	11/5/2024	40,196,251	USD	57,910,408	AUD	120	—
Bank of America NA	11/5/2024	84,183,025	USD	70,737,481	CHF	998	—
Bank of America NA	11/5/2024	23,902,909	USD	159,375,371	DKK	—	(65)
Bank of America NA	11/5/2024	200,782,012	USD	179,652,377	EUR	—	(1,731)
Bank of America NA	11/5/2024	102,760,068	USD	76,609,894	GBP	2,059	—
Bank of America NA	11/5/2024	3,979,186	USD	30,895,502	HKD	—	(146)
Bank of America NA	11/5/2024	2,008,101	USD	7,464,113	ILS	—	(94)
Bank of America NA	11/5/2024	5,850,509	USD	61,599,570	NOK	30	—
Bank of America NA	11/5/2024	22,351,217	USD	226,208,867	SEK	—	(1,192)
Bank of America NA	11/5/2024	3,245,270	USD	4,153,206	SGD	51	—
Bank of America NA	11/6/2024	86,450,916	USD	12,307,359,883	JPY	—	(433)
Citibank NA	10/3/2024	57,405,806	AUD	39,825,565	USD	381	—
Citibank NA	10/3/2024	72,066,148	CHF	85,442,718	USD	—	(941)
Citibank NA	10/3/2024	177,638,039	DKK	26,596,132	USD	—	(310)
Citibank NA	10/3/2024	177,622,107	EUR	198,241,014	USD	1,896	—
Citibank NA	10/3/2024	78,298,960	GBP	105,027,328	USD	—	(1,145)
Citibank NA	10/3/2024	11,919,742,579	JPY	83,342,371	USD	579	—
Citibank NA	10/3/2024	66,176,820	NOK	6,283,165	USD	—	(82)
Citibank NA	10/3/2024	217,014,969	SEK	21,409,873	USD	195	—
Citibank NA	10/3/2024	3,976,970	SGD	3,102,279	USD	24	—
Citibank NA	10/3/2024	39,218,273	USD	57,759,466	AUD	—	(853,029)
Citibank NA	10/3/2024	84,139,819	USD	71,138,366	CHF	—	(201,978)
Citibank NA	10/3/2024	26,190,573	USD	176,189,668	DKK	—	(188,400)
Citibank NA	10/3/2024	195,218,078	USD	176,125,382	EUR	—	(1,354,346)
Citibank NA	10/3/2024	103,425,787	USD	78,673,344	GBP	—	(2,102,575)
Citibank NA	10/3/2024	82,071,500	USD	11,896,477,310	JPY	—	(1,108,779)
Citibank NA	10/3/2024	6,187,354	USD	65,496,706	NOK	—	(31,156)
Citibank NA	10/3/2024	21,083,399	USD	215,573,159	SEK	—	(184,424)
See Notes to Financial Statements.

WisdomTree Trust    15

Schedule of Investments (unaudited) (continued) WisdomTree International Hedged Quality Dividend Growth Fund (IHDG) September 30, 2024
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	10/3/2024	3,054,972	USD	3,975,108	SGD	$—	$(45,879)
Citibank NA	10/4/2024	27,209,361	HKD	3,503,001	USD	—	(7)
Citibank NA	10/4/2024	3,449,584	USD	26,873,218	HKD	—	(10,135)
Citibank NA	10/7/2024	7,654,416	ILS	2,057,918	USD	15	—
Citibank NA	10/7/2024	2,026,537	USD	7,342,419	ILS	52,486	—
Citibank NA	11/5/2024	40,196,251	USD	57,911,492	AUD	—	(633)
Citibank NA	11/5/2024	84,183,025	USD	70,737,649	CHF	798	—
Citibank NA	11/5/2024	23,902,909	USD	159,378,215	DKK	—	(491)
Citibank NA	11/5/2024	200,782,012	USD	179,652,056	EUR	—	(1,372)
Citibank NA	11/5/2024	102,760,068	USD	76,610,750	GBP	909	—
Citibank NA	11/5/2024	3,979,186	USD	30,896,700	HKD	—	(300)
Citibank NA	11/5/2024	2,008,101	USD	7,464,238	ILS	—	(127)
Citibank NA	11/5/2024	5,850,509	USD	61,599,922	NOK	—	(3)
Citibank NA	11/5/2024	22,351,217	USD	226,201,826	SEK	—	(497)
Citibank NA	11/5/2024	3,245,270	USD	4,153,381	SGD	—	(86)
Citibank NA	11/6/2024	86,450,916	USD	12,307,446,334	JPY	—	(1,040)
HSBC Holdings PLC	10/3/2024	57,405,972	AUD	39,825,565	USD	496	—
HSBC Holdings PLC	10/3/2024	72,066,148	CHF	85,442,718	USD	—	(941)
HSBC Holdings PLC	10/3/2024	177,637,826	DKK	26,596,132	USD	—	(342)
HSBC Holdings PLC	10/3/2024	177,621,948	EUR	198,241,014	USD	1,718	—
HSBC Holdings PLC	10/3/2024	78,298,902	GBP	105,027,328	USD	—	(1,223)
HSBC Holdings PLC	10/3/2024	11,919,742,579	JPY	83,342,371	USD	579	—
HSBC Holdings PLC	10/3/2024	66,176,933	NOK	6,283,165	USD	—	(71)
HSBC Holdings PLC	10/3/2024	217,014,969	SEK	21,409,873	USD	195	—
HSBC Holdings PLC	10/3/2024	3,976,967	SGD	3,102,279	USD	22	—
HSBC Holdings PLC	10/3/2024	39,218,273	USD	57,759,466	AUD	—	(853,029)
HSBC Holdings PLC	10/3/2024	84,139,819	USD	71,139,207	CHF	—	(202,976)
HSBC Holdings PLC	10/3/2024	26,190,573	USD	176,189,747	DKK	—	(188,412)
HSBC Holdings PLC	10/3/2024	195,218,078	USD	176,125,223	EUR	—	(1,354,169)
HSBC Holdings PLC	10/3/2024	103,425,787	USD	78,674,600	GBP	—	(2,104,261)
HSBC Holdings PLC	10/3/2024	82,071,500	USD	11,897,987,426	JPY	—	(1,119,337)
HSBC Holdings PLC	10/3/2024	6,187,354	USD	65,495,865	NOK	—	(31,076)
HSBC Holdings PLC	10/3/2024	21,083,399	USD	215,573,327	SEK	—	(184,441)
HSBC Holdings PLC	10/3/2024	3,054,972	USD	3,974,763	SGD	—	(45,610)
HSBC Holdings PLC	10/4/2024	27,210,534	HKD	3,503,001	USD	144	—
HSBC Holdings PLC	10/4/2024	3,449,584	USD	26,873,218	HKD	—	(10,135)
HSBC Holdings PLC	10/7/2024	7,654,442	ILS	2,057,918	USD	22	—
HSBC Holdings PLC	10/7/2024	2,026,537	USD	7,342,014	ILS	52,595	—
HSBC Holdings PLC	11/5/2024	40,196,251	USD	57,909,824	AUD	526	—
HSBC Holdings PLC	11/5/2024	84,183,025	USD	70,738,322	CHF	—	(4)
HSBC Holdings PLC	11/5/2024	23,902,909	USD	159,375,753	DKK	—	(122)
HSBC Holdings PLC	11/5/2024	200,782,012	USD	179,652,699	EUR	—	(2,091)
HSBC Holdings PLC	11/5/2024	102,760,068	USD	76,610,408	GBP	1,369	—
HSBC Holdings PLC	11/5/2024	3,979,186	USD	30,893,915	HKD	59	—
HSBC Holdings PLC	11/5/2024	2,008,101	USD	7,464,037	ILS	—	(73)
HSBC Holdings PLC	11/5/2024	5,850,509	USD	61,599,658	NOK	22	—
HSBC Holdings PLC	11/5/2024	22,351,217	USD	226,202,362	SEK	—	(550)
HSBC Holdings PLC	11/5/2024	3,245,270	USD	4,153,329	SGD	—	(46)
HSBC Holdings PLC	11/6/2024	86,450,916	USD	12,307,403,109	JPY	—	(737)
JPMorgan Chase Bank NA	10/3/2024	57,405,669	AUD	39,825,562	USD	289	—

See Notes to Financial Statements.

16    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree International Hedged Quality Dividend Growth Fund (IHDG) September 30, 2024
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank NA	10/3/2024	72,065,949	CHF	85,442,715	USD	$—	$(1,174)
JPMorgan Chase Bank NA	10/3/2024	177,638,096	DKK	26,596,129	USD	—	(298)
JPMorgan Chase Bank NA	10/3/2024	177,622,107	EUR	198,241,014	USD	1,896	—
JPMorgan Chase Bank NA	10/3/2024	78,299,132	GBP	105,027,324	USD	—	(910)
JPMorgan Chase Bank NA	10/3/2024	11,919,742,007	JPY	83,342,367	USD	579	—
JPMorgan Chase Bank NA	10/3/2024	66,176,538	NOK	6,283,163	USD	—	(107)
JPMorgan Chase Bank NA	10/3/2024	217,015,020	SEK	21,409,873	USD	200	—
JPMorgan Chase Bank NA	10/3/2024	3,976,963	SGD	3,102,275	USD	23	—
JPMorgan Chase Bank NA	10/3/2024	958,882	USD	1,411,326	AUD	—	(20,242)
JPMorgan Chase Bank NA	10/3/2024	2,057,208	USD	1,747,683	CHF	—	(14,848)
JPMorgan Chase Bank NA	10/3/2024	640,356	USD	4,284,259	DKK	—	(1,080)
JPMorgan Chase Bank NA	10/3/2024	4,773,058	USD	4,281,944	EUR	—	(5,992)
JPMorgan Chase Bank NA	10/3/2024	2,528,748	USD	1,904,144	GBP	—	(25,373)
JPMorgan Chase Bank NA	10/3/2024	2,006,638	USD	289,497,704	JPY	—	(17,533)
JPMorgan Chase Bank NA	10/3/2024	151,280	USD	1,592,620	NOK	71	—
JPMorgan Chase Bank NA	10/3/2024	515,486	USD	5,256,425	SEK	—	(3,098)
JPMorgan Chase Bank NA	10/3/2024	74,694	USD	96,557	SGD	—	(627)
JPMorgan Chase Bank NA	10/4/2024	27,209,849	HKD	3,502,999	USD	58	—
JPMorgan Chase Bank NA	10/4/2024	84,342	USD	656,884	HKD	—	(227)
JPMorgan Chase Bank NA	10/7/2024	7,654,095	ILS	2,057,917	USD	—	(70)
JPMorgan Chase Bank NA	10/7/2024	49,549	USD	187,305	ILS	—	(809)
JPMorgan Chase Bank NA	11/5/2024	40,196,247	USD	57,911,578	AUD	—	(696)
JPMorgan Chase Bank NA	11/5/2024	84,183,024	USD	70,737,488	CHF	988	—
JPMorgan Chase Bank NA	11/5/2024	23,902,907	USD	159,378,383	DKK	—	(518)
JPMorgan Chase Bank NA	11/5/2024	200,782,008	USD	179,651,731	EUR	—	(1,013)
JPMorgan Chase Bank NA	11/5/2024	102,760,066	USD	76,610,749	GBP	909	—
JPMorgan Chase Bank NA	11/5/2024	3,979,186	USD	30,896,127	HKD	—	(226)
JPMorgan Chase Bank NA	11/5/2024	2,008,100	USD	7,464,082	ILS	—	(86)
JPMorgan Chase Bank NA	11/5/2024	5,850,506	USD	61,598,966	NOK	85	—
JPMorgan Chase Bank NA	11/5/2024	22,351,217	USD	226,204,450	SEK	—	(756)
JPMorgan Chase Bank NA	11/5/2024	3,245,270	USD	4,153,449	SGD	—	(140)
JPMorgan Chase Bank NA	11/6/2024	86,450,916	USD	12,307,446,334	JPY	—	(1,040)
Morgan Stanley & Co. International	10/3/2024	39,218,273	USD	57,759,551	AUD	—	(853,088)
Morgan Stanley & Co. International	10/3/2024	1,278,509	USD	1,909,956	AUD	—	(46,545)
Morgan Stanley & Co. International	10/3/2024	84,139,819	USD	71,139,207	CHF	—	(202,976)
Morgan Stanley & Co. International	10/3/2024	2,742,944	USD	2,337,740	CHF	—	(28,685)
Morgan Stanley & Co. International	10/3/2024	26,190,573	USD	176,191,239	DKK	—	(188,635)
Morgan Stanley & Co. International	10/3/2024	853,808	USD	5,765,777	DKK	—	(9,439)
Morgan Stanley & Co. International	10/3/2024	195,218,078	USD	176,125,064	EUR	—	(1,353,992)
Morgan Stanley & Co. International	10/3/2024	6,364,077	USD	5,760,049	EUR	—	(64,678)
Morgan Stanley & Co. International	10/3/2024	103,425,787	USD	78,673,164	GBP	—	(2,102,334)
Morgan Stanley & Co. International	10/3/2024	3,371,664	USD	2,577,348	GBP	—	(85,458)
Morgan Stanley & Co. International	10/3/2024	82,071,500	USD	11,897,982,830	JPY	—	(1,119,305)
Morgan Stanley & Co. International	10/3/2024	2,675,517	USD	380,416,712	JPY	15,640	—
Morgan Stanley & Co. International	10/3/2024	6,187,354	USD	65,496,273	NOK	—	(31,115)
Morgan Stanley & Co. International	10/3/2024	201,707	USD	2,173,019	NOK	—	(4,608)
Morgan Stanley & Co. International	10/3/2024	21,083,399	USD	215,573,159	SEK	—	(184,424)
Morgan Stanley & Co. International	10/3/2024	687,315	USD	7,083,426	SEK	—	(11,515)
Morgan Stanley & Co. International	10/3/2024	3,054,972	USD	3,974,910	SGD	—	(45,724)

See Notes to Financial Statements.

WisdomTree Trust    17

Schedule of Investments (unaudited) (continued) WisdomTree International Hedged Quality Dividend Growth Fund (IHDG) September 30, 2024
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International	10/3/2024	99,592	USD	129,797	SGD	$—	$(1,658)
Morgan Stanley & Co. International	10/4/2024	3,449,584	USD	26,873,977	HKD	—	(10,232)
Morgan Stanley & Co. International	10/4/2024	112,456	USD	876,669	HKD	—	(408)
Morgan Stanley & Co. International	10/7/2024	2,026,537	USD	7,342,217	ILS	52,541	—
Morgan Stanley & Co. International	10/7/2024	66,065	USD	245,885	ILS	—	(43)
Royal Bank of Canada	10/3/2024	57,405,641	AUD	39,825,565	USD	266	—
Royal Bank of Canada	10/3/2024	72,066,062	CHF	85,442,718	USD	—	(1,042)
Royal Bank of Canada	10/3/2024	177,635,113	DKK	26,596,132	USD	—	(748)
Royal Bank of Canada	10/3/2024	177,622,425	EUR	198,241,014	USD	2,251	—
Royal Bank of Canada	10/3/2024	78,298,902	GBP	105,027,328	USD	—	(1,223)
Royal Bank of Canada	10/3/2024	11,919,745,080	JPY	83,342,371	USD	596	—
Royal Bank of Canada	10/3/2024	66,176,587	NOK	6,283,165	USD	—	(104)
Royal Bank of Canada	10/3/2024	217,013,063	SEK	21,409,873	USD	7	—
Royal Bank of Canada	10/3/2024	3,976,979	SGD	3,102,279	USD	31	—
Royal Bank of Canada	10/3/2024	39,218,273	USD	57,759,296	AUD	—	(852,911)
Royal Bank of Canada	10/3/2024	84,139,819	USD	71,138,113	CHF	—	(201,679)
Royal Bank of Canada	10/3/2024	26,190,573	USD	176,185,739	DKK	—	(187,812)
Royal Bank of Canada	10/3/2024	195,218,078	USD	176,125,223	EUR	—	(1,354,169)
Royal Bank of Canada	10/3/2024	103,425,787	USD	78,674,780	GBP	—	(2,104,502)
Royal Bank of Canada	10/3/2024	82,071,500	USD	11,897,876,137	JPY	—	(1,118,559)
Royal Bank of Canada	10/3/2024	6,187,354	USD	65,496,273	NOK	—	(31,115)
Royal Bank of Canada	10/3/2024	21,083,399	USD	215,571,957	SEK	—	(184,306)
Royal Bank of Canada	10/3/2024	3,054,972	USD	3,974,852	SGD	—	(45,679)
Royal Bank of Canada	10/4/2024	27,209,739	HKD	3,503,001	USD	42	—
Royal Bank of Canada	10/4/2024	3,449,584	USD	26,872,811	HKD	—	(10,082)
Royal Bank of Canada	10/7/2024	7,654,309	ILS	2,057,918	USD	—	(14)
Royal Bank of Canada	10/7/2024	2,026,537	USD	7,342,824	ILS	52,377	—
Royal Bank of Canada	11/5/2024	40,196,251	USD	57,910,992	AUD	—	(285)
Royal Bank of Canada	11/5/2024	84,183,025	USD	70,737,565	CHF	898	—
Royal Bank of Canada	11/5/2024	23,902,909	USD	159,375,586	DKK	—	(97)
Royal Bank of Canada	11/5/2024	200,782,012	USD	179,652,217	EUR	—	(1,552)
Royal Bank of Canada	11/5/2024	102,760,068	USD	76,610,579	GBP	1,139	—
Royal Bank of Canada	11/5/2024	3,979,186	USD	30,895,614	HKD	—	(160)
Royal Bank of Canada	11/5/2024	2,008,101	USD	7,464,134	ILS	—	(99)
Royal Bank of Canada	11/5/2024	5,850,509	USD	61,599,336	NOK	52	—
Royal Bank of Canada	11/5/2024	22,351,217	USD	226,200,373	SEK	—	(353)
Royal Bank of Canada	11/5/2024	3,245,270	USD	4,153,332	SGD	—	(48)
Royal Bank of Canada	11/6/2024	86,450,916	USD	12,307,431,638	JPY	—	(937)
						$328,287	$(31,004,998)

See Notes to Financial Statements.

18    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree International Hedged Quality Dividend Growth Fund (IHDG) September 30, 2024

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,839,762,489	$—	$—	$2,839,762,489
Exchange-Traded Fund	1,183,191	—	—	1,183,191
Investment of Cash Collateral for Securities Loaned	—	124,581,070	—	124,581,070
Total Investments in Securities	$2,840,945,680	$124,581,070	$—	$2,965,526,750
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$328,287	$—	$328,287
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(31,004,998)	$—	$(31,004,998)
Total – Net	$2,840,945,680	$93,904,359	$—	$2,934,850,039

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    19

Schedule of Investments (unaudited) WisdomTree Japan Hedged Equity Fund (DXJ) September 30, 2024
Investments	Shares	Value
COMMON STOCKS – 100.1%
Japan – 100.1%
Air Freight & Logistics – 0.3%
Mitsui–Soko Holdings Co. Ltd.	54,800	$2,379,110
Nippon Express Holdings, Inc.(a)	155,500	8,197,885
Total Air Freight & Logistics		10,576,995
Automobile Components – 4.9%
Aisan Industry Co. Ltd.	112,800	1,100,873
Aisin Corp.(a)	918,924	10,131,034
Bridgestone Corp.(a)	1,178,185	45,302,136
Daikyonishikawa Corp.	19,500	87,112
Denso Corp.	3,394,616	50,442,228
Eagle Industry Co. Ltd.	89,600	1,282,237
Exedy Corp.	69,600	1,554,614
FuKoKu Co. Ltd.	54,100	667,551
Futaba Industrial Co. Ltd.	98,500	475,147
G-Tekt Corp.	55,300	606,970
JTEKT Corp.	401,378	2,866,384
Koito Manufacturing Co. Ltd.(a)	136,100	1,879,177
KYB Corp.	86,200	2,901,657
Musashi Seimitsu Industry Co. Ltd.	64,700	883,835
NHK Spring Co. Ltd.	255,700	3,249,878
Nifco, Inc.	97,790	2,485,769
Niterra Co. Ltd.(a)	475,764	13,287,732
Pacific Industrial Co. Ltd.	81,700	783,073
Press Kogyo Co. Ltd.	236,700	953,154
Sanoh Industrial Co. Ltd.(a)	56,600	292,022
Seiren Co. Ltd.(a)	64,810	1,224,249
Shoei Co. Ltd.(a)	62,800	980,372
Sumitomo Electric Industries Ltd.(a)	854,883	13,719,127
Sumitomo Riko Co. Ltd.	90,600	922,848
Sumitomo Rubber Industries Ltd.	169,891	1,861,746
Tachi–S Co. Ltd.	102,000	1,300,671
Tokai Rika Co. Ltd.	106,414	1,458,134
Topre Corp.	34,300	428,990
Toyo Tire Corp.	259,400	3,784,730
Toyoda Gosei Co. Ltd.	111,400	1,904,174
Toyota Boshoku Corp.(a)	234,236	3,058,955
Yokohama Rubber Co. Ltd.	104,200	2,339,838
Total Automobile Components		174,216,417
Automobiles – 7.9%
Honda Motor Co. Ltd.	5,322,241	56,091,152
Isuzu Motors Ltd.	1,355,200	18,294,821
Mazda Motor Corp.(a)	845,000	6,320,959
Mitsubishi Motors Corp.(a)	1,188,500	3,194,759
Nissan Motor Co. Ltd.(a)	2,620,500	7,373,820
Subaru Corp.	1,079,767	18,735,890
Suzuki Motor Corp.(a)	1,198,744	13,345,916
Toyota Motor Corp.	8,250,450	146,649,672
Yamaha Motor Co. Ltd.	1,385,000	12,393,736
Total Automobiles		282,400,725
Investments	Shares	Value
Banks – 10.8%
Mitsubishi UFJ Financial Group, Inc.	17,024,622	$172,995,582
Mizuho Financial Group, Inc.(a)	4,547,264	93,335,900
Sumitomo Mitsui Financial Group, Inc.	4,651,200	99,013,590
Sumitomo Mitsui Trust Holdings, Inc.(a)	900,600	21,350,214
Total Banks		386,695,286
Beverages – 0.9%
Asahi Group Holdings Ltd.	973,500	12,784,674
Kirin Holdings Co. Ltd.	943,145	14,413,556
Sapporo Holdings Ltd.	24,000	1,327,013
Takara Holdings, Inc.	309,300	2,631,558
Total Beverages		31,156,801
Biotechnology – 0.0%
Takara Bio, Inc.	128,700	905,147
Broadline Retail – 0.1%
Ryohin Keikaku Co. Ltd.	169,800	3,126,770
Building Products – 1.0%
AGC, Inc.	292,447	9,500,847
Central Glass Co. Ltd.(a)	35,700	848,574
Daikin Industries Ltd.	102,549	14,392,276
Nihon Flush Co. Ltd.(a)	17,600	110,984
Nitto Boseki Co. Ltd.(a)	24,400	1,004,726
Noritz Corp.	77,600	988,445
Okabe Co. Ltd.	1,000	5,537
Sanwa Holdings Corp.	373,731	9,863,217
Total Building Products		36,714,606
Capital Markets – 0.9%
Nomura Holdings, Inc.	3,892,200	20,217,454
SBI Holdings, Inc.(a)	492,100	11,335,777
Sparx Group Co. Ltd.	59,200	544,239
Total Capital Markets		32,097,470
Chemicals – 7.3%
ADEKA Corp.	106,800	2,177,588
Aica Kogyo Co. Ltd.	116,800	2,773,837
Arakawa Chemical Industries Ltd.	42,000	359,396
Artience Co. Ltd.	70,900	1,918,226
Asahi Kasei Corp.	1,706,360	12,907,449
Asahi Yukizai Corp.(a)	27,400	779,628
C Uyemura & Co. Ltd.	24,100	1,927,461
Chugoku Marine Paints Ltd.	116,800	1,664,139
Daicel Corp.	328,142	3,056,832
Denka Co. Ltd.	76,415	1,203,333
DIC Corp.	101,153	2,293,339
Fujimi, Inc.	56,400	934,480
Fuso Chemical Co. Ltd.	30,500	848,644
Ishihara Sangyo Kaisha Ltd.	43,300	456,188
JCU Corp.	13,700	333,784
JSP Corp.	45,800	620,528
Kaneka Corp.	76,700	2,092,306
Kansai Paint Co. Ltd.(a)	179,200	3,197,136

See Notes to Financial Statements.

20    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Japan Hedged Equity Fund (DXJ) September 30, 2024
Investments	Shares	Value
Kanto Denka Kogyo Co. Ltd.	111,500	$738,968
KH Neochem Co. Ltd.	40,400	593,121
Kumiai Chemical Industry Co. Ltd.	129,100	759,943
Kuraray Co. Ltd.	500,137	7,410,797
Kureha Corp.	69,100	1,373,401
Lintec Corp.	96,947	2,240,002
MEC Co. Ltd.(a)	24,600	632,886
Mitsubishi Chemical Group Corp.	2,745,263	17,635,781
Mitsubishi Gas Chemical Co., Inc.	303,582	5,877,869
Mitsui Chemicals, Inc.(a)	237,715	6,323,445
Nihon Nohyaku Co. Ltd.(a)	70,800	299,455
Nippon Kayaku Co. Ltd.	223,300	1,949,816
Nippon Paint Holdings Co. Ltd.(a)	859,600	6,595,435
Nippon Sanso Holdings Corp.(a)	144,653	5,271,785
Nippon Shokubai Co. Ltd.	183,900	2,229,325
Nippon Soda Co. Ltd.	87,800	1,530,853
Nissan Chemical Corp.(a)	102,053	3,657,184
Nitto Denko Corp.	901,370	15,051,190
NOF Corp.	234,400	4,031,208
Osaka Soda Co. Ltd.(a)	58,000	778,118
PILLAR Corp.	36,200	1,050,266
Resonac Holdings Corp.(a)	143,800	3,699,552
Riken Technos Corp.	113,200	819,085
Sakata INX Corp.	61,100	688,144
Sanyo Chemical Industries Ltd.	24,500	709,959
Shin–Etsu Chemical Co. Ltd.	2,253,995	94,184,341
Shin–Etsu Polymer Co. Ltd.	119,700	1,297,085
Sumitomo Bakelite Co. Ltd.	98,100	2,754,947
Sumitomo Seika Chemicals Co. Ltd.	25,000	900,098
T Hasegawa Co. Ltd.	32,000	732,662
Taiyo Holdings Co. Ltd.	87,352	2,259,525
Takasago International Corp.	29,000	1,117,100
Teijin Ltd.(a)	128,100	1,268,104
Tokai Carbon Co. Ltd.(a)	136,200	876,959
Tokuyama Corp.	94,700	1,909,028
Tokyo Ohka Kogyo Co. Ltd.	68,400	1,668,398
Toray Industries, Inc.	1,333,218	7,859,126
Tosoh Corp.(a)	482,207	6,448,979
Toyobo Co. Ltd.	169,751	1,176,057
UBE Corp.	154,200	2,877,775
Valqua Ltd.(a)	37,900	873,046
Zeon Corp.(a)	231,500	2,200,253
Total Chemicals		261,895,365
Commercial Services & Supplies – 0.1%
Inui Global Logistics Co. Ltd.(a)	102,100	821,568
Pilot Corp.	34,100	1,057,281
Sato Holdings Corp.	42,900	628,324
Total Commercial Services & Supplies		2,507,173
Construction & Engineering – 0.8%
Kajima Corp.(a)	509,900	9,537,454
Obayashi Corp.(a)	781,300	9,902,803
Investments	Shares	Value
Penta–Ocean Construction Co. Ltd.	169,800	$758,782
Shimizu Corp.	540,300	3,714,940
Sumitomo Mitsui Construction Co. Ltd.	310,600	868,568
Taikisha Ltd.	45,400	1,553,643
Toda Corp.(a)	375,900	2,475,253
Total Construction & Engineering		28,811,443
Construction Materials – 0.1%
Krosaki Harima Corp.	47,400	737,974
Shinagawa Refractories Co. Ltd.(a)	99,800	1,185,404
Taiheiyo Cement Corp.	126,000	2,967,659
Total Construction Materials		4,891,037
Consumer Finance – 0.0%
J Trust Co. Ltd.	183,000	532,215
Consumer Staples Distribution & Retail – 0.8%
Seven & i Holdings Co. Ltd.	1,936,872	29,072,037
Containers & Packaging – 0.2%
Fuji Seal International, Inc.	46,000	812,332
Rengo Co. Ltd.	210,000	1,466,506
Toyo Seikan Group Holdings Ltd.	247,600	3,896,446
Total Containers & Packaging		6,175,284
Diversified Consumer Services – 0.0%
Aucnet, Inc.	12,200	207,257
Electrical Equipment – 1.9%
Daihen Corp.(a)	29,300	1,335,542
Fuji Electric Co. Ltd.(a)	101,373	6,109,027
Fujikura Ltd.	526,600	17,737,408
Furukawa Electric Co. Ltd.(a)	99,881	2,519,370
GS Yuasa Corp.	60,884	1,212,019
Idec Corp.	43,500	775,786
Mabuchi Motor Co. Ltd.	113,600	1,766,264
Mitsubishi Electric Corp.	1,868,214	30,085,507
Sanyo Denki Co. Ltd.	24,000	1,615,772
Sinfonia Technology Co. Ltd.	76,900	2,714,940
Toyo Tanso Co. Ltd.	23,000	914,919
Total Electrical Equipment		66,786,554
Electronic Equipment, Instruments & Components – 3.7%
A&D HOLON Holdings Co. Ltd.(a)	34,100	503,252
Ai Holdings Corp.(a)	67,400	1,122,391
Alps Alpine Co. Ltd.(a)	259,700	2,803,249
Amano Corp.	143,433	4,317,831
Anritsu Corp.(a)	219,300	1,666,521
Azbil Corp.	361,600	2,933,702
Canon Electronics, Inc.	75,800	1,214,051
Citizen Watch Co. Ltd.(a)	370,000	2,356,474
Dexerials Corp.	101,700	1,440,110
Elematec Corp.	108,600	1,311,946
ESPEC Corp.	49,500	887,982
Hagiwara Electric Holdings Co. Ltd.	10,400	248,658
Hakuto Co. Ltd.(a)	65,119	2,128,295

See Notes to Financial Statements.

WisdomTree Trust    21

Schedule of Investments (unaudited) (continued) WisdomTree Japan Hedged Equity Fund (DXJ) September 30, 2024
Investments	Shares	Value
Hamamatsu Photonics KK(a)	167,800	$2,200,146
Hioki EE Corp.	15,500	890,730
Hirose Electric Co. Ltd.	34,060	4,336,078
Horiba Ltd.	57,700	3,769,217
Ibiden Co. Ltd.(a)	26,801	829,100
Innotech Corp.	32,100	315,524
Iriso Electronics Co. Ltd.	25,000	445,854
Japan Aviation Electronics Industry Ltd.(a)	33,700	599,127
Jeol Ltd.	34,100	1,325,237
Kaga Electronics Co. Ltd.	89,200	1,746,085
Keyence Corp.	34,740	16,602,534
Koa Corp.(a)	60,400	478,420
Macnica Holdings, Inc.	162,300	2,253,410
Maxell Ltd.	59,100	759,822
Meiko Electronics Co. Ltd.	25,900	1,117,191
Murata Manufacturing Co. Ltd.	1,281,404	25,141,641
Nichicon Corp.(a)	44,000	292,841
Nippon Electric Glass Co. Ltd.	140,160	3,294,309
Nissha Co. Ltd.	70,600	958,509
Omron Corp.	123,600	5,657,223
Optex Group Co. Ltd.	34,000	368,666
Osaki Electric Co. Ltd.	124,400	641,829
Restar Corp.	54,400	1,030,649
Riken Keiki Co. Ltd.	33,200	891,275
Sanshin Electronics Co. Ltd.(a)	45,754	635,579
Shibaura Electronics Co. Ltd.	33,400	810,249
Shimadzu Corp.(a)	158,900	5,303,332
Siix Corp.	7,300	56,393
Sumida Corp.	161,400	1,033,574
Taiyo Yuden Co. Ltd.(a)	107,900	2,199,262
TDK Corp.	1,193,020	15,204,666
Tokyo Electron Device Ltd.(a)	34,200	860,738
Tomen Devices Corp.	16,900	693,533
Topcon Corp.	118,200	1,277,112
Yokogawa Electric Corp.	169,638	4,334,640
Total Electronic Equipment, Instruments & Components		131,288,957
Entertainment – 2.2%
Capcom Co. Ltd.	194,000	4,513,646
Koei Tecmo Holdings Co. Ltd.	240,044	2,776,516
Konami Group Corp.	69,900	7,107,771
Marvelous, Inc.	87,300	358,257
Nexon Co. Ltd.	101,900	2,015,702
Nintendo Co. Ltd.	1,150,900	61,439,264
Toei Animation Co. Ltd.(a)	82,200	1,738,360
Total Entertainment		79,949,516
Food Products – 1.2%
Ajinomoto Co., Inc.(a)	238,613	9,251,592
Calbee, Inc.	81,400	1,987,767
Fuji Oil Holdings, Inc.	80,600	1,786,791
House Foods Group, Inc.	54,700	1,164,823
Investments	Shares	Value
Kagome Co. Ltd.	55,600	$1,246,958
Kikkoman Corp.(a)	273,300	3,110,545
Maruha Nichiro Corp.	101,700	2,254,549
Nichirei Corp.(a)	132,700	4,144,092
Nisshin Oillio Group Ltd.	57,800	2,129,516
Nisshin Seifun Group, Inc.	263,500	3,349,935
Nissin Foods Holdings Co. Ltd.(a)	170,000	4,762,234
Nissui Corp.	238,600	1,530,450
Riken Vitamin Co. Ltd.	49,000	884,494
Toyo Suisan Kaisha Ltd.	42,600	2,784,308
Yakult Honsha Co. Ltd.(a)	113,774	2,639,932
Total Food Products		43,027,986
Ground Transportation – 0.1%
Alps Logistics Co. Ltd.(a)	43,200	1,742,618
Kintetsu Group Holdings Co. Ltd.(a)	67,200	1,675,302
Nishi–Nippon Railroad Co. Ltd.	74,400	1,190,067
Total Ground Transportation		4,607,987
Health Care Equipment & Supplies – 1.1%
Asahi Intecc Co. Ltd.(a)	36,600	645,054
Eiken Chemical Co. Ltd.	63,500	1,031,697
Hoya Corp.	92,957	12,857,622
Mani, Inc.	70,500	897,515
Menicon Co. Ltd.	34,100	347,818
Nakanishi, Inc.	35,700	664,633
Nihon Kohden Corp.	102,000	1,516,737
Nipro Corp.	104,100	1,035,978
Olympus Corp.	343,400	6,526,377
PHC Holdings Corp.(a)	146,900	1,082,443
Sysmex Corp.	238,600	4,715,619
Terumo Corp.(a)	509,124	9,610,143
Total Health Care Equipment & Supplies		40,931,636
Health Care Technology – 0.0%
M3, Inc.	122,100	1,227,487
Hotels, Restaurants & Leisure – 0.1%
Round One Corp.	139,600	1,068,666
Zensho Holdings Co. Ltd.(a)	19,800	1,098,524
Total Hotels, Restaurants & Leisure		2,167,190
Household Durables – 2.2%
Casio Computer Co. Ltd.(a)	296,457	2,463,221
Fujitsu General Ltd.	75,400	1,112,235
JVCKenwood Corp.	147,500	1,386,937
Nikon Corp.(a)	420,000	4,361,787
Panasonic Holdings Corp.	1,644,670	14,291,980
Rinnai Corp.(a)	103,700	2,559,876
Sekisui Chemical Co. Ltd.	728,800	11,369,667
Sony Group Corp.	1,354,000	26,291,492
Sumitomo Forestry Co. Ltd.	245,900	12,197,011
Tamron Co. Ltd.	73,400	2,293,750
Zojirushi Corp.(a)	33,300	384,822
Total Household Durables		78,712,778
See Notes to Financial Statements.

22    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Japan Hedged Equity Fund (DXJ) September 30, 2024
Investments	Shares	Value
Household Products – 0.2%
Lion Corp.	122,500	$1,383,092
Pigeon Corp.	169,400	1,991,966
Unicharm Corp.	139,800	5,065,600
Total Household Products		8,440,658
Independent Power & Renewable Electricity Producers – 0.2%
Electric Power Development Co. Ltd.(a)	370,400	6,201,818
Industrial Conglomerates – 2.8%
Hitachi Ltd.	3,759,225	99,368,217
Nisshinbo Holdings, Inc.	60,724	407,034
Total Industrial Conglomerates		99,775,251
Insurance – 5.2%
Dai–ichi Life Holdings, Inc.	862,200	22,193,934
MS&AD Insurance Group Holdings, Inc.	2,140,600	49,833,599
Sompo Holdings, Inc.	1,460,900	32,692,540
Tokio Marine Holdings, Inc.	2,207,200	80,717,724
Total Insurance		185,437,797
IT Services – 0.9%
Fujitsu Ltd.	918,520	18,850,080
NEC Corp.	135,900	13,063,654
Total IT Services		31,913,734
Leisure Products – 0.8%
Bandai Namco Holdings, Inc.	504,800	11,561,275
GLOBERIDE, Inc.	28,300	365,225
Mizuno Corp.	28,200	1,794,044
Roland Corp.	31,900	835,190
Sega Sammy Holdings, Inc.	340,800	6,814,094
Shimano, Inc.(a)	33,900	6,439,199
Tomy Co. Ltd.	80,200	2,193,389
Universal Entertainment Corp.(a)	15,700	153,663
Total Leisure Products		30,156,079
Life Sciences Tools & Services – 0.0%
Shin Nippon Biomedical Laboratories Ltd.	28,700	233,749
Machinery – 7.3%
Aida Engineering Ltd.	111,200	596,270
Amada Co. Ltd.(a)	677,493	6,903,286
Anest Iwata Corp.	56,400	524,807
Bando Chemical Industries Ltd.	74,300	918,881
CKD Corp.	92,100	1,896,214
Daifuku Co. Ltd.	178,200	3,440,291
DMG Mori Co. Ltd.(a)	194,600	4,103,143
Ebara Corp.	646,455	10,518,904
FANUC Corp.	704,545	20,637,888
Fujitec Co. Ltd.	78,400	2,721,857
Glory Ltd.(a)	58,200	1,040,797
Harmonic Drive Systems, Inc.(a)	27,000	667,261
Hitachi Construction Machinery Co. Ltd.(a)	215,200	5,222,030
Hitachi Zosen Corp.	154,800	1,072,475
Hokuetsu Industries Co. Ltd.(a)	47,700	622,261
Investments	Shares	Value
Hoshizaki Corp.(a)	62,638	$2,182,521
IHI Corp.(a)	177,000	9,210,088
Iwaki Co. Ltd.(a)	45,900	924,803
Japan Steel Works Ltd.	64,800	2,275,973
Kawasaki Heavy Industries Ltd.(a)	169,900	6,895,061
Kitz Corp.	164,900	1,200,090
Komatsu Ltd.	2,069,006	57,366,316
Kubota Corp.	902,400	12,813,020
Kurita Water Industries Ltd.	80,700	3,478,721
Makino Milling Machine Co. Ltd.	32,800	1,346,029
Max Co. Ltd.	97,600	2,456,376
Meidensha Corp.	36,500	853,555
Minebea Mitsumi, Inc.	237,400	4,676,966
MISUMI Group, Inc.	94,600	1,712,905
Mitsubishi Heavy Industries Ltd.	2,124,990	31,457,399
Mitsuboshi Belting Ltd.(a)	102,100	2,837,301
Miura Co. Ltd.	104,200	2,558,378
Nabtesco Corp.	103,700	1,789,956
Nachi–Fujikoshi Corp.	21,100	459,497
NGK Insulators Ltd.	352,275	4,607,848
Nippon Thompson Co. Ltd.(a)	194,800	641,434
Nissei ASB Machine Co. Ltd.	7,000	233,921
Nomura Micro Science Co. Ltd.(a)	26,800	454,536
Noritake Co. Ltd.	67,500	1,842,754
NSK Ltd.(a)	717,900	3,618,108
NTN Corp.(a)	452,200	810,255
Obara Group, Inc.(a)	33,900	957,466
OKUMA Corp.(a)	107,600	2,304,102
Organo Corp.	25,100	1,228,328
OSG Corp.	194,724	2,756,003
Ryobi Ltd.	34,100	464,155
Shibaura Machine Co. Ltd.(a)	33,500	925,091
Shinmaywa Industries Ltd.	116,300	1,076,490
SMC Corp.	27,851	12,393,150
Sodick Co. Ltd.	100,200	559,002
Star Micronics Co. Ltd.	91,700	1,232,796
Sumitomo Heavy Industries Ltd.	119,137	2,865,151
Takeuchi Manufacturing Co. Ltd.(a)	46,900	1,449,231
Teikoku Electric Manufacturing Co. Ltd.	45,400	861,089
THK Co. Ltd.	128,800	2,263,725
Tocalo Co. Ltd.	167,300	2,240,959
Torishima Pump Manufacturing Co. Ltd.(a)	45,900	872,819
Tsubakimoto Chain Co.	259,500	3,408,840
Tsugami Corp.	102,000	1,056,795
YAMABIKO Corp.	56,800	1,009,010
Yaskawa Electric Corp.	89,500	3,127,244
Total Machinery		262,641,622
Marine Transportation – 0.1%
Iino Kaiun Kaisha Ltd.(a)	305,500	2,680,387
NS United Kaiun Kaisha Ltd.(a)	55,800	1,759,354
Total Marine Transportation		4,439,741

See Notes to Financial Statements.

WisdomTree Trust    23

Schedule of Investments (unaudited) (continued) WisdomTree Japan Hedged Equity Fund (DXJ) September 30, 2024
Investments	Shares	Value
Media – 0.4%
Dentsu Group, Inc.(a)	321,300	$9,899,113
Hakuhodo DY Holdings, Inc.(a)	348,300	2,846,495
Kadokawa Corp.(a)	54,000	1,205,789
Total Media		13,951,397
Metals & Mining – 2.6%
ARE Holdings, Inc.(a)	126,000	1,598,784
Daido Steel Co. Ltd.	440,800	4,328,185
Daiki Aluminium Industry Co. Ltd.(a)	42,200	318,624
Dowa Holdings Co. Ltd.	37,000	1,359,305
JFE Holdings, Inc.(a)	781,000	10,475,031
Kobe Steel Ltd.(a)	783,900	9,379,508
Kyoei Steel Ltd.	93,600	1,132,047
Mitsubishi Materials Corp.(a)	107,600	1,937,011
Mitsui Mining & Smelting Co. Ltd.	104,700	3,571,980
Nippon Light Metal Holdings Co. Ltd.	52,300	595,249
Nippon Steel Corp.(a)	2,412,800	53,943,893
Nippon Yakin Kogyo Co. Ltd.(a)	47,410	1,501,449
Sanyo Special Steel Co. Ltd.	43,900	587,420
Toho Titanium Co. Ltd.(a)	37,500	296,770
Topy Industries Ltd.(a)	54,600	753,880
UACJ Corp.	57,300	2,051,007
Total Metals & Mining		93,830,143
Oil, Gas & Consumable Fuels – 1.5%
ENEOS Holdings, Inc.	3,984,100	21,689,169
Idemitsu Kosan Co. Ltd.	1,734,300	12,464,069
Inpex Corp.	1,461,500	19,801,363
Total Oil, Gas & Consumable Fuels		53,954,601
Paper & Forest Products – 0.1%
Hokuetsu Corp.(a)	93,700	1,027,136
Oji Holdings Corp.(a)	1,018,000	4,085,095
Total Paper & Forest Products		5,112,231
Passenger Airlines – 0.2%
Japan Airlines Co. Ltd.	375,700	6,612,309
Personal Care Products – 0.9%
Kao Corp.	420,780	20,912,507
Kobayashi Pharmaceutical Co. Ltd.(a)	34,600	1,379,501
Kose Corp.(a)	33,200	2,154,844
Mandom Corp.	65,400	566,489
Rohto Pharmaceutical Co. Ltd.	101,800	2,542,153
Shiseido Co. Ltd.	123,722	3,351,669
Total Personal Care Products		30,907,163
Pharmaceuticals – 5.8%
Astellas Pharma, Inc.(a)	1,893,704	21,804,604
Chugai Pharmaceutical Co. Ltd.	985,700	47,768,963
Daiichi Sankyo Co. Ltd.	536,500	17,662,042
Kyowa Kirin Co. Ltd.	439,870	7,770,914
Nippon Shinyaku Co. Ltd.	28,200	734,572
Ono Pharmaceutical Co. Ltd.(a)	368,900	4,929,756
Investments	Shares	Value
Otsuka Holdings Co. Ltd.	377,900	$21,354,626
Santen Pharmaceutical Co. Ltd.	305,300	3,702,061
Shionogi & Co. Ltd.	942,531	13,531,092
Takeda Pharmaceutical Co. Ltd.(a)	2,287,163	65,605,633
Towa Pharmaceutical Co. Ltd.	33,200	698,630
ZERIA Pharmaceutical Co. Ltd.	94,500	1,499,685
Total Pharmaceuticals		207,062,578
Professional Services – 0.7%
en Japan, Inc.	61,400	1,043,938
Open Up Group, Inc.	68,000	971,700
Persol Holdings Co. Ltd.	3,052,000	5,479,262
Recruit Holdings Co. Ltd.	289,500	17,618,131
Transcosmos, Inc.	75,700	1,876,094
Total Professional Services		26,989,125
Semiconductors & Semiconductor Equipment – 3.0%
Advantest Corp.	199,300	9,392,347
Disco Corp.	46,900	12,292,233
Ferrotec Holdings Corp.(a)	75,800	1,226,239
Furuya Metal Co. Ltd.(a)	30,700	861,720
Lasertec Corp.	20,600	3,399,490
Micronics Japan Co. Ltd.	33,300	916,076
Mitsui High–Tec, Inc.	23,200	146,070
Optorun Co. Ltd.(a)	44,200	549,410
Rohm Co. Ltd.(a)	302,300	3,394,112
Rorze Corp.	56,500	778,139
SCREEN Holdings Co. Ltd.(a)	108,920	7,594,094
Shibaura Mechatronics Corp.	28,100	1,540,157
Socionext, Inc.(a)	170,200	3,374,491
SUMCO Corp.(a)	463,400	4,995,545
Tokyo Electron Ltd.	298,959	52,857,055
Tokyo Seimitsu Co. Ltd.	55,600	2,934,704
Ulvac, Inc.	33,900	1,805,677
Yamaichi Electronics Co. Ltd.	33,300	585,264
Total Semiconductors & Semiconductor Equipment		108,642,823
Software – 0.2%
Trend Micro, Inc.(a)	122,708	7,279,782
Specialty Retail – 1.1%
ABC–Mart, Inc.	305,100	6,505,558
Fast Retailing Co. Ltd.	91,500	30,333,683
Sanrio Co. Ltd.	99,000	2,858,431
VT Holdings Co. Ltd.	125,100	411,053
Total Specialty Retail		40,108,725
Technology Hardware, Storage & Peripherals – 2.5%
Canon, Inc.	1,627,997	53,526,775
FUJIFILM Holdings Corp.	720,085	18,565,950
MCJ Co. Ltd.	82,900	882,088
Ricoh Co. Ltd.(a)	562,200	6,062,595
Riso Kagaku Corp.	45,800	1,093,449
Seiko Epson Corp.	446,900	8,246,592

See Notes to Financial Statements.

24    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Japan Hedged Equity Fund (DXJ) September 30, 2024
Investments	Shares	Value
Toshiba TEC Corp.	33,900	$822,378
Total Technology Hardware, Storage & Peripherals		89,199,827
Textiles, Apparel & Luxury Goods – 0.4%
Asics Corp.	433,168	9,087,928
Descente Ltd.(a)	30,100	914,321
Kurabo Industries Ltd.	26,947	913,681
Morito Co. Ltd.	65,300	635,470
Seiko Group Corp.	34,000	924,636
Wacoal Holdings Corp.	48,800	1,528,753
Total Textiles, Apparel & Luxury Goods		14,004,789
Tobacco – 4.3%
Japan Tobacco, Inc.(a)	5,255,231	153,534,748
Trading Companies & Distributors – 10.2%
Alconix Corp.	46,000	438,325
Chori Co. Ltd.	54,300	1,425,451
Daiichi Jitsugyo Co. Ltd.	54,300	878,047
Hanwa Co. Ltd.	73,600	2,557,271
Inabata & Co. Ltd.	101,986	2,374,255
ITOCHU Corp.(a)	1,515,794	81,363,719
Japan Pulp & Paper Co. Ltd.	198,000	932,970
Kanematsu Corp.(a)	206,600	3,493,886
KPP Group Holdings Co. Ltd.(a)	58,600	276,121
Marubeni Corp.	3,052,878	49,942,216
Mitsubishi Corp.(a)	6,128,600	126,500,919
Mitsui Matsushima Holdings Co. Ltd.(a)	62,200	2,098,119
Nagase & Co. Ltd.	113,800	2,546,657
Sanyo Trading Co. Ltd.	98,200	1,035,960
Shinsho Corp.	27,100	1,222,001
Investments	Shares	Value
Sojitz Corp.(a)	454,404	$10,689,803
Sumitomo Corp.	2,401,677	53,628,050
Toyota Tsusho Corp.	1,382,530	24,984,900
Total Trading Companies & Distributors		366,388,670
Transportation Infrastructure – 0.1%
Mitsubishi Logistics Corp.	80,000	2,920,582
Nissin Corp.	35,200	1,018,792
Total Transportation Infrastructure		3,939,374
TOTAL COMMON STOCKS (Cost: $3,219,594,750)		3,591,440,853
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 11.5%
United States – 11.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(b) (Cost: $413,372,845)	413,372,845	413,372,845
TOTAL INVESTMENTS IN SECURITIES – 111.6% (Cost: $3,632,967,595)		4,004,813,698
Other Assets less Liabilities – (11.6)%		(415,880,668)
NET ASSETS – 100.0%		$3,588,933,030

(a)   Security, or portion thereof, was on loan at September 30, 2024 (See Note 2). At September 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $543,477,400. The Fund also had securities on loan having a total market value of $400,961 that were sold and pending settlement. The total market value of the collateral held by the Fund was $578,283,169. The total market value of the collateral includes non–cash U.S. Government securities collateral having a value of $164,910,324.

(b)  Rate shown represents annualized 7-day yield as of September 30, 2024.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	10/3/2024	9,742,039,957	JPY	69,089,248	USD	$ —	$(972,815)
Bank of America NA	10/3/2024	12,660,220,431	JPY	90,347,478	USD	—	(1,827,101)
Bank of America NA	10/3/2024	103,372,259,111	JPY	722,779,821	USD	—	(36)
Bank of America NA	10/3/2024	796,120,712	USD	115,414,734,187	JPY	—	(10,860,169)
Bank of America NA	11/6/2024	743,252,805	USD	105,811,253,126	JPY	—	(3,722)
Citibank NA	10/3/2024	10,585,176,222	JPY	74,403,804	USD	—	(392,155)
Citibank NA	10/3/2024	103,372,981,891	JPY	722,779,821	USD	5,018	—
Citibank NA	10/3/2024	796,120,714	USD	115,399,767,408	JPY	—	(10,755,519)
Citibank NA	11/6/2024	743,252,805	USD	105,811,996,379	JPY	—	(8,943)
Goldman Sachs	10/3/2024	4,522,601,273	JPY	31,887,345	USD	—	(265,275)
HSBC Holdings PLC	10/3/2024	2,288,317,118	JPY	15,943,672	USD	56,262	—
HSBC Holdings PLC	10/3/2024	103,372,981,891	JPY	722,779,821	USD	5,018	—
HSBC Holdings PLC	10/3/2024	796,120,714	USD	115,414,416,029	JPY	—	(10,857,943)
HSBC Holdings PLC	11/6/2024	743,252,805	USD	105,811,624,752	JPY	—	(6,333)
JPMorgan Chase Bank NA	10/3/2024	3,781,020,214	JPY	26,572,788	USD	—	(135,860)

See Notes to Financial Statements.

WisdomTree Trust    25

Schedule of Investments (unaudited) (concluded) WisdomTree Japan Hedged Equity Fund (DXJ) September 30, 2024
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank NA	10/3/2024	2,307,640,210	JPY	15,943,672	USD	$191,369	$—
JPMorgan Chase Bank NA	10/3/2024	103,372,981,319	JPY	722,779,817	USD	5,018	—
JPMorgan Chase Bank NA	11/6/2024	743,252,802	USD	105,811,995,952	JPY	—	(8,943)
Morgan Stanley & Co. International	10/3/2024	2,266,941,038	JPY	15,943,672	USD	—	(93,199)
Morgan Stanley & Co. International	10/3/2024	3,757,830,222	JPY	26,572,788	USD	—	(298,005)
Morgan Stanley & Co. International	10/3/2024	796,120,714	USD	115,414,371,446	JPY	—	(10,857,631)
Royal Bank of Canada	10/3/2024	103,373,003,574	JPY	722,779,821	USD	5,169	—
Royal Bank of Canada	10/3/2024	796,120,714	USD	115,413,336,489	JPY	—	(10,850,395)
Royal Bank of Canada	11/6/2024	743,252,805	USD	105,811,870,026	JPY	—	(8,056)
UBS AG	10/2/2024	659,946,120	JPY	4,594,871	USD	18,847	—
						$286,701	$(58,202,100)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$3,591,440,853	$—	$—	$3,591,440,853
Investment of Cash Collateral for Securities Loaned	—	413,372,845	—	413,372,845
Total Investments in Securities	$3,591,440,853	$413,372,845	$—	$4,004,813,698
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$286,701	$—	$286,701
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(58,202,100)	$—	$(58,202,100)
Total – Net	$3,591,440,853	$355,457,446	$—	$3,946,898,299

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

26    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree Japan Hedged SmallCap Equity Fund (DXJS) September 30, 2024
Investments	Shares	Value
COMMON STOCKS – 100.2%
Japan – 100.2%
Air Freight & Logistics – 1.2%
AIT Corp.	6,900	$82,294
AZ-COM MARUWA Holdings, Inc.	2,700	21,651
Hamakyorex Co. Ltd.	8,400	73,289
Konoike Transport Co. Ltd.	5,600	97,522
Mitsui-Soko Holdings Co. Ltd.	4,300	186,682
Sankyu, Inc.	5,200	175,005
SBS Holdings, Inc.	3,600	68,532
Senko Group Holdings Co. Ltd.(a)	12,600	109,845
Shibusawa Warehouse Co. Ltd.	2,300	48,319
Trancom Co. Ltd.(a)	600	44,715
Total Air Freight & Logistics		907,854
Automobile Components – 3.9%
Aisan Industry Co. Ltd.	12,600	122,970
Daikyonishikawa Corp.	12,900	57,628
Eagle Industry Co. Ltd.	9,200	131,658
Exedy Corp.	7,900	176,458
Fujikura Composites, Inc.(a)	4,600	38,108
FuKoKu Co. Ltd.	3,500	43,187
Futaba Industrial Co. Ltd.	10,700	51,615
G-Tekt Corp.	5,098	55,955
Ichikoh Industries Ltd.	10,100	31,563
KYB Corp.	7,800	262,563
Musashi Seimitsu Industry Co. Ltd.(a)	4,900	66,937
NHK Spring Co. Ltd.	30,200	383,834
Nichirin Co. Ltd.	3,000	73,091
Pacific Industrial Co. Ltd.	8,500	81,470
Press Kogyo Co. Ltd.	23,100	93,020
Seiren Co. Ltd.(a)	7,600	143,563
Shoei Co. Ltd.(a)	7,800	121,766
Sumitomo Riko Co. Ltd.	9,200	93,711
Tachi-S Co. Ltd.	10,000	127,517
Tokai Rika Co. Ltd.	15,025	205,879
Topre Corp.(a)	5,300	66,287
Toyo Tire Corp.	31,600	461,054
Unipres Corp.	6,600	51,539
Total Automobile Components		2,941,373
Banks – 6.6%
77 Bank Ltd.	9,500	260,015
Aichi Financial Group, Inc.	6,200	102,120
Akita Bank Ltd.	2,700	40,998
Awa Bank Ltd.	4,100	70,168
Bank of Iwate Ltd.	2,500	39,604
Bank of Nagoya Ltd.	1,200	52,013
Bank of Saga Ltd.	3,100	45,187
Bank of the Ryukyus Ltd.	7,700	53,508
Chugin Financial Group, Inc.(a)	19,100	190,813
Daishi Hokuetsu Financial Group, Inc.	11,600	190,657
Investments	Shares	Value
Ehime Bank Ltd.(a)	4,000	$29,055
FIDEA Holdings Co. Ltd.(a)	4,300	42,717
First Bank of Toyama Ltd.(a)	9,900	73,433
Fukui Bank Ltd.(a)	3,600	46,183
Gunma Bank Ltd.(a)	70,200	430,799
Hirogin Holdings, Inc.(a)	40,800	315,470
Hokuhoku Financial Group, Inc.(a)	11,200	122,343
Hyakugo Bank Ltd.(a)	38,400	146,309
Hyakujushi Bank Ltd.	4,500	77,863
Iyogin Holdings, Inc.	21,400	203,318
Juroku Financial Group, Inc.	4,800	132,550
Keiyo Bank Ltd.	17,500	85,640
Kiyo Bank Ltd.(a)	6,998	81,947
Miyazaki Bank Ltd.	3,200	59,843
Musashino Bank Ltd.	7,400	137,870
Nanto Bank Ltd.(a)	5,500	115,737
Nishi-Nippon Financial Holdings, Inc.	17,100	195,101
North Pacific Bank Ltd.	41,300	111,450
Ogaki Kyoritsu Bank Ltd.(a)	5,600	71,331
Oita Bank Ltd.(a)	3,400	73,091
Okinawa Financial Group, Inc.	3,340	53,192
Procrea Holdings, Inc.(a)	2,500	30,691
San ju San Financial Group, Inc.(a)	5,100	58,723
San-In Godo Bank Ltd.(a)	20,900	178,258
Senshu Ikeda Holdings, Inc.(a)	31,500	71,571
Shiga Bank Ltd.(a)	4,300	97,550
Shikoku Bank Ltd.(a)	5,800	39,048
Suruga Bank Ltd.(a)	21,900	170,711
Toho Bank Ltd.(a)	23,400	42,861
Tokyo Kiraboshi Financial Group, Inc.(a)	5,400	156,103
TOMONY Holdings, Inc.	21,800	56,695
Yamagata Bank Ltd.(a)	4,000	28,272
Yamaguchi Financial Group, Inc.(a)	25,300	274,066
Yamanashi Chuo Bank Ltd.(a)	5,300	59,284
Total Banks		4,914,158
Beverages – 0.4%
Takara Holdings, Inc.	35,600	302,889
Biotechnology – 0.1%
Takara Bio, Inc.	11,000	77,363
Broadline Retail – 0.9%
ASKUL Corp.	5,900	89,218
Belluna Co. Ltd.(a)	12,600	63,687
Izumi Co. Ltd.	9,700	240,533
Seria Co. Ltd.	9,900	242,932
Total Broadline Retail		636,370
Building Products – 1.6%
Bunka Shutter Co. Ltd.	9,700	122,403
Central Glass Co. Ltd.(a)	3,300	78,440
Kondotec, Inc.(a)	5,500	46,372
Nichias Corp.(a)	8,300	330,166

See Notes to Financial Statements.

WisdomTree Trust    27

Schedule of Investments (unaudited) (continued) WisdomTree Japan Hedged SmallCap Equity Fund (DXJS) September 30, 2024
Investments	Shares	Value
Nichiha Corp.	3,400	$82,599
Nippon Aqua Co. Ltd.	6,000	38,003
Nitto Boseki Co. Ltd.(a)	1,500	61,766
Noritz Corp.	5,300	67,510
Shin Nippon Air Technologies Co. Ltd.	3,400	82,361
Takara Standard Co. Ltd.(a)	6,117	68,252
Takasago Thermal Engineering Co. Ltd.(a)	6,700	240,758
Total Building Products		1,218,630
Capital Markets – 1.4%
GMO Financial Holdings, Inc.(a)	13,500	59,553
Ichiyoshi Securities Co. Ltd.	11,100	52,303
IwaiCosmo Holdings, Inc.	4,400	61,368
M&A Capital Partners Co. Ltd.(a)	1,800	29,031
Matsui Securities Co. Ltd.(a)	53,700	293,578
Nihon M&A Center Holdings, Inc.(a)	29,800	136,396
Okasan Securities Group, Inc.	27,700	120,064
SBI Global Asset Management Co. Ltd.(a)	12,499	51,380
Sparx Group Co. Ltd.	6,439	59,195
Strike Co. Ltd.	1,000	30,411
Tokai Tokyo Financial Holdings, Inc.(a)	41,000	138,444
Total Capital Markets		1,031,723
Chemicals – 8.8%
ADEKA Corp.	12,100	246,712
Aica Kogyo Co. Ltd.(a)	12,600	299,232
Arakawa Chemical Industries Ltd.	6,100	52,198
Artience Co. Ltd.	7,900	213,737
Asahi Yukizai Corp.(a)	2,800	79,670
C Uyemura & Co. Ltd.	2,500	199,944
Chugoku Marine Paints Ltd.	12,300	175,247
Dai Nippon Toryo Co. Ltd.(a)	5,900	44,959
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	2,800	58,823
Denka Co. Ltd.(a)	10,200	160,623
DIC Corp.	12,600	285,667
Fujimi, Inc.(a)	7,600	125,923
Fujimori Kogyo Co. Ltd.(a)	1,700	52,352
Fuso Chemical Co. Ltd.(a)	2,200	61,214
Harima Chemicals Group, Inc.(a)	7,700	45,380
Ishihara Sangyo Kaisha Ltd.	5,400	56,892
JCU Corp.	2,500	60,910
JSP Corp.	4,817	65,264
Kaneka Corp.	7,748	211,358
Kanto Denka Kogyo Co. Ltd.	9,000	59,648
KeePer Technical Laboratory Co. Ltd.(a)	700	20,970
KH Neochem Co. Ltd.	5,500	80,747
Konishi Co. Ltd.(a)	10,700	90,364
Kumiai Chemical Industry Co. Ltd.	19,894	117,105
Kureha Corp.	6,900	137,141
Lintec Corp.	10,500	242,607
MEC Co. Ltd.	1,500	38,591
Investments	Shares	Value
Moriroku Holdings Co. Ltd.	4,500	$69,935
Nihon Nohyaku Co. Ltd.(a)	6,900	29,184
Nippon Kayaku Co. Ltd.	24,200	211,310
Nippon Shokubai Co. Ltd.	20,700	250,935
Nippon Soda Co. Ltd.	11,200	195,280
Okura Industrial Co. Ltd.	2,800	52,402
Osaka Organic Chemical Industry Ltd.(a)	1,800	39,325
Osaka Soda Co. Ltd.(a)	4,985	66,878
PILLAR Corp.	5,100	147,966
Riken Technos Corp.	14,900	107,812
Sakai Chemical Industry Co. Ltd.	2,200	39,389
Sakata INX Corp.	4,900	55,187
Sanyo Chemical Industries Ltd.(a)	3,500	101,423
Shin-Etsu Polymer Co. Ltd.	10,300	111,612
Stella Chemifa Corp.	1,400	40,373
Sumitomo Bakelite Co. Ltd.	11,500	322,955
Sumitomo Seika Chemicals Co. Ltd.(a)	2,400	86,409
T Hasegawa Co. Ltd.	3,300	75,556
Taiyo Holdings Co. Ltd.	8,200	212,108
Takasago International Corp.	1,700	65,485
Teijin Ltd.(a)	14,300	141,560
Tokai Carbon Co. Ltd.(a)	18,300	117,829
Tokuyama Corp.	8,800	177,396
Toyobo Co. Ltd.(a)	16,300	112,929
UBE Corp.(a)	16,780	313,159
Valqua Ltd.(a)	4,500	103,660
Total Chemicals		6,531,335
Commercial Services & Supplies – 1.5%
Aeon Delight Co. Ltd.	3,200	90,716
CTS Co. Ltd.	7,600	43,887
Daiei Kankyo Co. Ltd.	4,000	86,969
Daiseki Co. Ltd.	1,940	50,792
Inui Global Logistics Co. Ltd.(a)	8,400	67,592
Itoki Corp.(a)	4,000	41,667
Japan Elevator Service Holdings Co. Ltd.	2,200	47,833
Kimura Unity Co. Ltd.	3,700	37,300
Kokuyo Co. Ltd.	13,200	233,565
Nippon Kanzai Holdings Co. Ltd.	2,800	52,461
Nippon Parking Development Co. Ltd.	22,800	36,980
Okamura Corp.(a)	12,100	167,238
Pilot Corp.	1,600	49,608
Prestige International, Inc.	9,000	44,232
Sato Holdings Corp.	3,300	48,333
Total Commercial Services & Supplies		1,099,173
Construction & Engineering – 5.3%
Asanuma Corp.(a)	15,000	71,518
CTI Engineering Co. Ltd.	1,100	34,760
Dai-Dan Co. Ltd.	6,800	139,765
Daiho Corp.	2,800	67,827
EXEO Group, Inc.	20,400	221,841

See Notes to Financial Statements.

28    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Japan Hedged SmallCap Equity Fund (DXJS) September 30, 2024
Investments	Shares	Value
Fudo Tetra Corp.	2,400	$38,406
Hazama Ando Corp.(a)	30,300	237,037
JDC Corp.	11,500	40,199
Kandenko Co. Ltd.	20,200	314,354
Kumagai Gumi Co. Ltd.	3,600	90,604
Kyudenko Corp.	4,700	222,218
Mirait One Corp.	8,844	131,325
Nippon Road Co. Ltd.	5,100	61,361
Nishimatsu Construction Co. Ltd.(a)	6,400	227,606
Nittoc Construction Co. Ltd.	7,800	55,948
Okumura Corp.	5,100	154,740
Oriental Shiraishi Corp.	21,500	58,620
Penta-Ocean Construction Co. Ltd.	18,600	83,117
PS Construction Co. Ltd.	5,500	40,335
Raito Kogyo Co. Ltd.(a)	6,400	96,868
Raiznext Corp.(a)	4,100	47,380
Sanki Engineering Co. Ltd.	7,500	125,787
Seikitokyu Kogyo Co. Ltd.(a)	4,600	49,300
SHO-BOND Holdings Co. Ltd.	3,200	126,890
Sumitomo Mitsui Construction Co. Ltd.(a)	14,440	40,380
Taihei Dengyo Kaisha Ltd.	1,600	57,942
Taikisha Ltd.	3,600	123,196
Takamatsu Construction Group Co. Ltd.	2,400	49,279
Tekken Corp.	2,700	44,471
Tess Holdings Co. Ltd.	6,800	13,977
Toa Corp.	5,700	39,052
Tobishima Corp.*	4,700	47,283
Toda Corp.(a)	27,400	180,425
Tokyu Construction Co. Ltd.(a)	18,900	93,284
Totetsu Kogyo Co. Ltd.	3,100	73,902
Toyo Construction Co. Ltd.	4,800	44,765
Wakachiku Construction Co. Ltd.	1,900	45,627
West Holdings Corp.	2,900	56,220
Yahagi Construction Co. Ltd.(a)	5,500	58,984
Yokogawa Bridge Holdings Corp.	5,600	104,100
Yondenko Corp.(a)	6,600	58,599
Yurtec Corp.	8,600	92,109
Total Construction & Engineering		3,961,401
Construction Materials – 1.0%
Asia Pile Holdings Corp.	10,000	57,956
Krosaki Harima Corp.	6,400	99,642
Shinagawa Refractories Co. Ltd.(a)	10,400	123,529
Sumitomo Osaka Cement Co. Ltd.(a)	4,300	122,831
Taiheiyo Cement Corp.	13,000	306,187
Yotai Refractories Co. Ltd.(a)	4,200	49,887
Total Construction Materials		760,032
Consumer Finance – 0.1%
J Trust Co. Ltd.	17,500	50,895
Investments	Shares	Value
Consumer Staples Distribution & Retail – 2.7%
Aeon Hokkaido Corp.	7,700	$49,525
Ain Holdings, Inc.	1,900	72,180
Arcs Co. Ltd.	4,500	80,568
Axial Retailing, Inc.	7,400	48,630
Cawachi Ltd.	2,400	45,268
Create SD Holdings Co. Ltd.	4,200	94,106
Fuji Co. Ltd.(a)	5,500	81,323
G-7 Holdings, Inc.	6,600	77,009
H2O Retailing Corp.(a)	16,000	230,201
Heiwado Co. Ltd.	3,200	53,468
JM Holdings Co. Ltd.(a)	3,100	69,568
Kato Sangyo Co. Ltd.	3,100	91,890
Life Corp.	4,100	104,048
Mitsubishi Shokuhin Co. Ltd.	8,100	297,861
Okuwa Co. Ltd.	6,200	38,447
Qol Holdings Co. Ltd.(a)	4,900	48,575
Retail Partners Co. Ltd.	3,200	30,582
San-A Co. Ltd.	5,700	102,611
United Super Markets Holdings, Inc.(a)	5,300	31,421
Valor Holdings Co. Ltd.	7,700	118,590
Yaoko Co. Ltd.(a)	2,700	183,511
Yokorei Co. Ltd.(a)	4,000	26,538
Total Consumer Staples Distribution & Retail		1,975,920
Containers & Packaging – 0.6%
FP Corp.	5,400	108,102
Fuji Seal International, Inc.	5,000	88,297
Rengo Co. Ltd.	24,781	173,055
Tomoku Co. Ltd.(a)	2,700	44,452
Total Containers & Packaging		413,906
Distributors – 0.5%
Arata Corp.	3,900	98,972
Happinet Corp.	3,400	98,525
Optimus Group Co. Ltd.	8,000	27,797
PALTAC Corp.	4,400	135,654
Yamae Group Holdings Co. Ltd.	1,900	27,004
Total Distributors		387,952
Diversified Consumer Services – 0.3%
Aucnet, Inc.	4,300	73,049
Gakkyusha Co. Ltd.(a)	3,800	51,618
Step Co. Ltd.	5,200	70,271
Tokyo Individualized Educational Institute, Inc.(a)	16,100	45,698
Total Diversified Consumer Services		240,636
Diversified Telecommunication Services – 0.1%
U-Next Holdings Co. Ltd.(a)	1,300	49,804
Electric Utilities – 0.2%
Hokkaido Electric Power Co., Inc.(a)	6,500	43,865
Shikoku Electric Power Co., Inc.	11,800	104,974
Total Electric Utilities		148,839
See Notes to Financial Statements.

WisdomTree Trust    29

Schedule of Investments (unaudited) (continued) WisdomTree Japan Hedged SmallCap Equity Fund (DXJS) September 30, 2024
Investments	Shares	Value
Electrical Equipment – 1.5%
Daihen Corp.(a)	2,400	$109,396
Furukawa Electric Co. Ltd.	6,326	159,565
GS Yuasa Corp.	4,200	83,609
Idec Corp.(a)	4,200	74,904
Mabuchi Motor Co. Ltd.	10,600	164,810
Nippon Carbon Co. Ltd.	2,100	66,286
Nitto Kogyo Corp.(a)	3,800	79,964
Sanyo Denki Co. Ltd.	1,100	74,056
Sinfonia Technology Co. Ltd.	5,500	194,176
SWCC Corp.(a)	2,300	92,135
Toyo Tanso Co. Ltd.(a)	1,400	55,691
Total Electrical Equipment		1,154,592
Electronic Equipment, Instruments & Components – 8.4%
A&D HOLON Holdings Co. Ltd.(a)	3,600	53,129
Ai Holdings Corp.(a)	7,200	119,899
Alps Alpine Co. Ltd.(a)	28,500	307,634
Amano Corp.	16,200	487,676
Anritsu Corp.(a)	21,300	161,865
Canon Electronics, Inc.	7,700	123,327
Citizen Watch Co. Ltd.(a)	42,100	268,129
Daishinku Corp.	5,700	23,630
Daitron Co. Ltd.	3,300	65,151
Daiwabo Holdings Co. Ltd.	8,200	155,785
Dexerials Corp.	14,100	199,661
Elematec Corp.	12,558	151,707
ESPEC Corp.	4,386	78,681
Hagiwara Electric Holdings Co. Ltd.	2,000	47,819
Hakuto Co. Ltd.(a)	8,100	264,734
Hioki EE Corp.(a)	1,300	74,706
Hochiki Corp.	3,400	50,415
Horiba Ltd.	8,200	535,660
Innotech Corp.	4,400	43,249
Iriso Electronics Co. Ltd.	2,000	35,668
Japan Aviation Electronics Industry Ltd.(a)	6,100	108,447
Jeol Ltd.(a)	3,200	124,362
Kaga Electronics Co. Ltd.	12,600	246,644
Koa Corp.(a)	5,500	43,565
Kyosan Electric Manufacturing Co. Ltd.	10,000	35,235
Marubun Corp.	11,500	84,176
Maruwa Co. Ltd.(a)	200	58,655
Maxell Ltd.	5,000	64,283
Meiko Electronics Co. Ltd.	1,700	73,329
Nichicon Corp.(a)	4,400	29,284
Nippon Electric Glass Co. Ltd.	16,500	387,815
Nippon Signal Co. Ltd.	10,200	68,171
Nissha Co. Ltd.	6,400	86,890
Nohmi Bosai Ltd.	5,466	111,429
Oki Electric Industry Co. Ltd.	7,700	52,432
Optex Group Co. Ltd.	2,900	31,445
Investments	Shares	Value
Osaki Electric Co. Ltd.	8,300	$42,823
Restar Corp.	5,900	111,780
Riken Keiki Co. Ltd.	2,700	72,483
RYODEN Corp.(a)	4,800	82,819
Sanshin Electronics Co. Ltd.	4,500	62,511
Santec Holdings Corp.	2,400	99,832
Satori Electric Co. Ltd.	2,700	36,166
Shibaura Electronics Co. Ltd.	3,300	80,055
Siix Corp.	4,400	33,991
Sumida Corp.	7,800	49,950
Sun-Wa Technos Corp.(a)	5,500	73,364
Suzuden Corp.(a)	7,200	89,195
Tachibana Eletech Co. Ltd.	5,500	98,242
Takachiho Koheki Co. Ltd.(a)	3,300	90,090
TAKEBISHI Corp.(a)	2,800	42,771
Tokyo Electron Device Ltd.(a)	5,400	135,906
Tomen Devices Corp.	1,400	57,453
Topcon Corp.	13,900	150,185
Yokowo Co. Ltd.	3,200	33,333
Total Electronic Equipment, Instruments & Components		6,297,636
Energy Equipment & Services – 0.1%
Toyo Kanetsu KK	2,100	58,798
Entertainment – 0.3%
Daiichikosho Co. Ltd.	16,100	196,072
Marvelous, Inc.	13,000	53,349
Total Entertainment		249,421
Financial Services – 0.6%
eGuarantee, Inc.	3,100	30,753
Financial Partners Group Co. Ltd.	16,100	249,874
Japan Investment Adviser Co. Ltd.(a)	3,900	28,765
Japan Securities Finance Co. Ltd.	11,800	157,977
Total Financial Services		467,369
Food Products – 4.4%
Ariake Japan Co. Ltd.(a)	2,800	103,551
Chubu Shiryo Co. Ltd.(a)	3,600	37,274
DyDo Group Holdings, Inc.(a)	1,300	27,538
Ezaki Glico Co. Ltd.	4,600	141,145
Feed One Co. Ltd.	5,100	31,661
Fuji Oil Holdings, Inc.	7,151	158,528
Fujicco Co. Ltd.(a)	2,500	30,044
Hokuto Corp.	3,000	38,192
House Foods Group, Inc.	5,500	117,121
Itoham Yonekyu Holdings, Inc.	6,480	175,092
Kagome Co. Ltd.	6,600	148,020
Kakiyasu Honten Co. Ltd.	2,800	52,167
Kameda Seika Co. Ltd.(a)	1,100	34,413
Kewpie Corp.	10,300	257,788
Kyokuyo Co. Ltd.	1,500	45,774
Maruha Nichiro Corp.	7,300	161,831
Megmilk Snow Brand Co. Ltd.	7,300	138,100

See Notes to Financial Statements.

30    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Japan Hedged SmallCap Equity Fund (DXJS) September 30, 2024
Investments	Shares	Value
Mitsui DM Sugar Holdings Co. Ltd.	7,300	$171,732
Morinaga & Co. Ltd.	7,100	142,432
Morinaga Milk Industry Co. Ltd.(a)	8,700	213,668
Nippn Corp.(a)	7,800	121,003
Nisshin Oillio Group Ltd.	6,400	235,794
Nissui Corp.	33,000	211,672
Prima Meat Packers Ltd.(a)	5,600	92,942
Riken Vitamin Co. Ltd.	6,100	110,110
S Foods, Inc.	3,300	63,744
Sakata Seed Corp.	2,100	51,825
Showa Sangyo Co. Ltd.	2,700	55,117
Starzen Co. Ltd.	3,100	62,936
Warabeya Nichiyo Holdings Co. Ltd.(a)	1,900	30,870
Total Food Products		3,262,084
Gas Utilities – 1.0%
Hokkaido Gas Co. Ltd.(a)	14,300	59,583
Nippon Gas Co. Ltd.(a)	20,500	329,198
Saibu Gas Holdings Co. Ltd.	5,900	75,276
Shizuoka Gas Co. Ltd.	5,200	38,644
Toho Gas Co. Ltd.	9,400	260,827
Total Gas Utilities		763,528
Ground Transportation – 1.1%
Alps Logistics Co. Ltd.(a)	4,000	161,354
Fukuyama Transporting Co. Ltd.(a)	2,200	58,445
Ichinen Holdings Co. Ltd.	4,000	51,286
Keikyu Corp.(a)	7,700	62,956
Maruzen Showa Unyu Co. Ltd.	2,500	95,428
Nankai Electric Railway Co. Ltd.(a)	2,900	47,837
Nikkon Holdings Co. Ltd.(a)	15,800	209,153
Nishi-Nippon Railroad Co. Ltd.(a)	3,300	52,785
Sakai Moving Service Co. Ltd.(a)	2,200	38,620
Sotetsu Holdings, Inc.(a)	4,400	73,364
Total Ground Transportation		851,228
Health Care Equipment & Supplies – 1.7%
Eiken Chemical Co. Ltd.(a)	5,500	89,360
Hogy Medical Co. Ltd.(a)	2,100	68,488
Japan Lifeline Co. Ltd.	15,500	132,743
Mani, Inc.	6,500	82,750
Menicon Co. Ltd.(a)	3,600	36,720
Mizuho Medy Co. Ltd.(a)	8,800	99,787
Nagaileben Co. Ltd.	3,600	63,825
Nakanishi, Inc.	5,300	98,671
Nihon Kohden Corp.(a)	13,300	197,770
Nipro Corp.	9,823	97,756
Paramount Bed Holdings Co. Ltd.	5,806	105,128
PHC Holdings Corp.(a)	23,800	175,372
Shofu, Inc.	3,400	55,193
Total Health Care Equipment & Supplies		1,303,563
Investments	Shares	Value
Health Care Providers & Services – 1.1%
As One Corp.	7,300	$147,796
France Bed Holdings Co. Ltd.	5,700	48,496
HU Group Holdings, Inc.(a)	10,600	196,490
Ship Healthcare Holdings, Inc.	6,918	113,099
Solasto Corp.	13,800	53,834
Toho Holdings Co. Ltd.(a)	2,800	88,851
Tokai Corp.(a)	4,100	61,483
Vital KSK Holdings, Inc.(a)	12,100	101,426
Total Health Care Providers & Services		811,475
Health Care Technology – 0.0%
EM Systems Co. Ltd.	6,100	21,621
Hotels, Restaurants & Leisure – 2.1%
Create Restaurants Holdings, Inc.(a)	7,000	55,201
Curves Holdings Co. Ltd.	7,500	39,587
Doutor Nichires Holdings Co. Ltd.	4,400	70,565
Food & Life Cos. Ltd.	4,000	80,467
Heiwa Corp.	21,900	324,887
Hiday Hidaka Corp.(a)	2,222	41,880
Ichibanya Co. Ltd.(a)	14,200	103,343
KOMEDA Holdings Co. Ltd.	5,400	104,421
Koshidaka Holdings Co. Ltd.	4,500	31,931
Kyoritsu Maintenance Co. Ltd.(a)	1,500	25,189
Monogatari Corp.	1,200	32,634
Ohsho Food Service Corp.	7,600	151,373
Resorttrust, Inc.	9,600	193,020
Round One Corp.	13,400	102,580
Royal Holdings Co. Ltd.(a)	2,900	50,158
Saizeriya Co. Ltd.	1,000	39,919
St. Marc Holdings Co. Ltd.	3,800	57,648
Tokyotokeiba Co. Ltd.(a)	2,200	67,443
Total Hotels, Restaurants & Leisure		1,572,246
Household Durables – 2.7%
Casio Computer Co. Ltd.(a)	36,000	299,119
ES-Con Japan Ltd.(a)	16,600	119,765
Eslead Corp.	3,000	99,832
Fuji Corp. Ltd.	9,300	46,682
Fujitsu General Ltd.	5,100	75,231
Hoosiers Holdings Co. Ltd.	10,500	76,342
JVCKenwood Corp.	18,400	173,015
Ki-Star Real Estate Co. Ltd.(a)	2,900	79,272
Meiwa Estate Co. Ltd.(a)	5,500	37,143
Pressance Corp.(a)	6,717	90,255
Sangetsu Corp.(a)	15,700	308,754
Tama Home Co. Ltd.(a)	9,100	255,110
Tamron Co. Ltd.	8,300	259,375
Zojirushi Corp.	5,000	57,781
Total Household Durables		1,977,676

See Notes to Financial Statements.

WisdomTree Trust    31

Schedule of Investments (unaudited) (continued) WisdomTree Japan Hedged SmallCap Equity Fund (DXJS) September 30, 2024
Investments	Shares	Value
Household Products – 0.6%
Earth Corp.	2,000	$74,525
Pigeon Corp.	20,000	235,179
ST Corp.(a)	6,300	65,096
Transaction Co. Ltd.	2,300	37,465
Total Household Products		412,265
Industrial Conglomerates – 0.4%
Gakken Holdings Co. Ltd.	6,700	47,168
Mie Kotsu Group Holdings, Inc.(a)	8,600	30,001
Nisshinbo Holdings, Inc.	13,900	93,172
TOKAI Holdings Corp.	14,900	101,146
Total Industrial Conglomerates		271,487
Insurance – 0.1%
FP Partner, Inc.(a)	2,300	43,173
Interactive Media & Services – 0.5%
Kakaku.com, Inc.	23,400	407,586
IT Services – 2.3%
Base Co. Ltd.	1,500	32,666
Business Brain Showa-Ota, Inc.	3,300	41,850
Business Engineering Corp.(a)	1,500	44,358
Comture Corp.(a)	3,700	45,008
DTS Corp.	7,300	206,690
Future Corp.	8,400	106,879
ID Holdings Corp.(a)	4,100	39,899
JBCC Holdings, Inc.	3,000	89,555
Mitsubishi Research Institute, Inc.	2,000	58,166
NEC Networks & System Integration Corp.	13,300	257,464
NET One Systems Co. Ltd.	10,800	270,227
NSD Co. Ltd.	12,700	281,009
Simplex Holdings, Inc.	2,700	45,680
TDC Soft, Inc.(a)	8,300	72,242
TechMatrix Corp.	3,300	55,415
Uchida Yoko Co. Ltd.	1,600	76,063
Total IT Services		1,723,171
Leisure Products – 0.8%
Daikoku Denki Co. Ltd.(a)	1,900	44,232
Furyu Corp.	1,700	12,562
GLOBERIDE, Inc.	2,800	36,135
Mizuno Corp.	1,700	108,152
Roland Corp.	3,800	99,490
Tomy Co. Ltd.	8,300	226,997
Universal Entertainment Corp.(a)	5,300	51,874
Yonex Co. Ltd.	3,100	45,923
Total Leisure Products		625,365
Life Sciences Tools & Services – 0.1%
Shin Nippon Biomedical Laboratories Ltd.(a)	5,500	44,795
Investments	Shares	Value
Machinery – 6.4%
Aida Engineering Ltd.	8,600	$46,114
Alinco, Inc.(a)	5,900	40,381
Anest Iwata Corp.	5,800	53,970
Bando Chemical Industries Ltd.(a)	7,600	93,990
CKD Corp.	6,600	135,885
Daihatsu Diesel Manufacturing Co. Ltd.	3,700	36,188
DMG Mori Co. Ltd.(a)	15,900	335,252
Fujitec Co. Ltd.(a)	4,900	170,116
Fukushima Galilei Co. Ltd.	1,100	42,065
Furukawa Co. Ltd.	2,800	31,594
Glory Ltd.(a)	3,700	66,167
Harmonic Drive Systems, Inc.	1,900	46,955
Hitachi Zosen Corp.	10,135	70,217
Hokuetsu Industries Co. Ltd.(a)	3,300	43,049
Hosokawa Micron Corp.	1,000	28,663
Iwaki Co. Ltd.(a)	2,600	52,385
Japan Steel Works Ltd.	4,503	158,159
Kitz Corp.	12,400	90,243
Kyokuto Kaihatsu Kogyo Co. Ltd.	3,300	58,230
Makino Milling Machine Co. Ltd.(a)	1,600	65,660
Max Co. Ltd.	5,900	148,490
Meidensha Corp.	2,800	65,478
METAWATER Co. Ltd.(a)	2,900	36,088
Mitsubishi Logisnext Co. Ltd.	3,300	29,969
Mitsuboshi Belting Ltd.(a)	7,700	213,979
Morita Holdings Corp.	3,900	60,065
Nabtesco Corp.	9,800	169,157
Nachi-Fujikoshi Corp.	1,400	30,488
Nikkiso Co. Ltd.	4,500	31,837
Nippon Thompson Co. Ltd.	12,100	39,843
Nissei ASB Machine Co. Ltd.	1,100	36,759
Nomura Micro Science Co. Ltd.(a)	3,200	54,273
Noritake Co. Ltd.	4,300	117,390
NTN Corp.(a)	41,100	73,643
Obara Group, Inc.(a)	3,300	93,205
Oiles Corp.	5,200	74,016
OKUMA Corp.(a)	8,000	171,309
Organo Corp.	1,400	68,512
OSG Corp.	14,900	210,885
Rheon Automatic Machinery Co. Ltd.	3,300	31,284
Ryobi Ltd.	3,300	44,918
Shibaura Machine Co. Ltd.(a)	2,600	71,798
Shibuya Corp.	2,100	55,789
Shinmaywa Industries Ltd.	6,800	62,942
Shinwa Co. Ltd.	2,200	39,589
Sodick Co. Ltd.	7,300	40,726
Star Micronics Co. Ltd.	5,500	73,941
Tadano Ltd.	3,200	21,374
Takeuchi Manufacturing Co. Ltd.(a)	4,400	135,962
Takuma Co. Ltd.	10,600	118,791

See Notes to Financial Statements.

32    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Japan Hedged SmallCap Equity Fund (DXJS) September 30, 2024
Investments	Shares	Value
Techno Smart Corp.	3,200	$37,092
Teikoku Electric Manufacturing Co. Ltd.(a)	3,300	62,590
Tocalo Co. Ltd.	9,600	128,591
Torishima Pump Manufacturing Co. Ltd.(a)	3,200	60,850
Tsubakimoto Chain Co.(a)	15,700	206,238
Tsugami Corp.	5,600	58,020
Union Tool Co.(a)	1,100	47,294
YAMABIKO Corp.	4,100	72,833
Total Machinery		4,761,291
Marine Transportation – 0.4%
Iino Kaiun Kaisha Ltd.(a)	23,100	202,674
NS United Kaiun Kaisha Ltd.(a)	4,100	129,272
Total Marine Transportation		331,946
Media – 0.7%
Carta Holdings, Inc.(a)	5,000	49,007
Intage Holdings, Inc.(a)	6,000	66,569
Macromill, Inc.(a)	5,900	32,833
Proto Corp.	5,600	58,138
SKY Perfect JSAT Holdings, Inc.	34,800	217,013
ValueCommerce Co. Ltd.(a)	6,900	54,075
Zenrin Co. Ltd.	7,600	46,437
Total Media		524,072
Metals & Mining – 4.4%
Aichi Steel Corp.	1,900	52,136
ARE Holdings, Inc.(a)	14,300	181,449
Daido Steel Co. Ltd.	50,500	495,856
Daiki Aluminium Industry Co. Ltd.(a)	7,600	57,383
Dowa Holdings Co. Ltd.	5,500	202,059
Godo Steel Ltd.(a)	5,800	167,261
Kurimoto Ltd.	2,300	65,845
Kyoei Steel Ltd.(a)	11,700	141,506
Mitsubishi Materials Corp.(a)	15,100	271,830
Mitsubishi Steel Manufacturing Co. Ltd.(a)	5,500	52,139
Mitsui Mining & Smelting Co. Ltd.	11,900	405,984
Nakayama Steel Works Ltd.(a)	18,000	97,651
Nippon Denko Co. Ltd.	12,600	26,955
Nippon Light Metal Holdings Co. Ltd.	3,300	37,559
Nippon Yakin Kogyo Co. Ltd.(a)	5,400	171,015
OSAKA Titanium Technologies Co. Ltd.(a)	1,800	31,258
Sanyo Special Steel Co. Ltd.(a)	5,200	69,581
Toho Titanium Co. Ltd.(a)	3,400	26,907
Tokyo Steel Manufacturing Co. Ltd.	21,600	299,597
Tokyo Tekko Co. Ltd.(a)	2,300	82,809
Topy Industries Ltd.(a)	5,500	75,940
UACJ Corp.	7,700	275,615
Total Metals & Mining		3,288,335
Investments	Shares	Value
Oil, Gas & Consumable Fuels – 0.7%
Itochu Enex Co. Ltd.	22,600	$246,161
Sala Corp.	9,100	52,422
San-Ai Obbli Co. Ltd.(a)	16,500	224,360
Total Oil, Gas & Consumable Fuels		522,943
Paper & Forest Products – 0.3%
Daio Paper Corp.(a)	7,700	48,782
Hokuetsu Corp.(a)	11,500	126,063
Tokushu Tokai Paper Co. Ltd.	1,200	31,124
Total Paper & Forest Products		205,969
Personal Care Products – 0.5%
Fancl Corp.(a)	7,500	146,393
Mandom Corp.(a)	4,600	39,845
Noevir Holdings Co. Ltd.	6,200	224,091
Total Personal Care Products		410,329
Pharmaceuticals – 1.2%
Daito Pharmaceutical Co. Ltd.	2,100	33,018
Fuji Pharma Co. Ltd.	3,900	34,708
Kyorin Pharmaceutical Co. Ltd.(a)	7,500	79,698
Mochida Pharmaceutical Co. Ltd.	3,800	89,129
Sawai Group Holdings Co. Ltd.(a)	13,500	192,298
Towa Pharmaceutical Co. Ltd.	4,400	92,589
Tsumura & Co.	7,200	227,114
ZERIA Pharmaceutical Co. Ltd.	6,900	109,501
Total Pharmaceuticals		858,055
Professional Services – 2.2%
Altech Corp.	3,250	63,096
Bell System24 Holdings, Inc.	11,600	122,050
Careerlink Co. Ltd.	2,900	49,327
Dip Corp.	3,800	75,447
en Japan, Inc.	4,200	71,409
Forum Engineering, Inc.(a)	7,800	50,822
FULLCAST Holdings Co. Ltd.	3,900	43,733
Funai Soken Holdings, Inc.	3,540	59,693
IR Japan Holdings Ltd.	3,100	19,050
JAC Recruitment Co. Ltd.	22,000	117,506
Matching Service Japan Co. Ltd.	5,100	36,154
MEITEC Group Holdings, Inc.	12,000	266,023
Nomura Co. Ltd.	9,400	53,756
Open Up Group, Inc.	6,500	92,883
Pasona Group, Inc.(a)	2,800	43,045
Quick Co. Ltd.	3,300	47,940
TechnoPro Holdings, Inc.	6,900	134,054
TKC Corp.	5,000	133,704
Transcosmos, Inc.	5,100	126,395
World Holdings Co. Ltd.	2,300	31,323
Total Professional Services		1,637,410

See Notes to Financial Statements.

WisdomTree Trust    33

Schedule of Investments (unaudited) (continued) WisdomTree Japan Hedged SmallCap Equity Fund (DXJS) September 30, 2024
Investments	Shares	Value
Real Estate Management & Development – 2.7%
Aoyama Zaisan Networks Co. Ltd.	4,900	$47,205
Arealink Co. Ltd.	3,300	39,243
Dear Life Co. Ltd.(a)	13,800	79,304
Good Com Asset Co. Ltd.	5,200	31,991
Grandy House Corp.(a)	11,000	42,757
Heiwa Real Estate Co. Ltd.	6,400	182,550
Ichigo, Inc.	48,200	123,667
Japan Property Management Center Co. Ltd.	6,700	54,334
JINUSHI Co. Ltd.	2,400	35,185
Katitas Co. Ltd.(a)	7,500	104,394
Keihanshin Building Co. Ltd.	4,800	53,893
LA Holdings Co. Ltd.(a)	1,600	47,819
Loadstar Capital KK	3,200	51,633
Mirarth Holdings, Inc.	23,900	84,044
Raysum Co. Ltd.(a)	2,800	115,492
Relo Group, Inc.	13,300	174,618
Samty Holdings Co. Ltd.	9,900	193,238
Starts Corp., Inc.	10,900	264,804
Sun Frontier Fudousan Co. Ltd.	9,800	120,445
Tosei Corp.	9,200	147,931
Total Real Estate Management & Development		1,994,547
Semiconductors & Semiconductor Equipment – 1.8%
Ferrotec Holdings Corp.(a)	6,900	111,623
Furuya Metal Co. Ltd.(a)	2,100	58,945
Japan Material Co. Ltd.	4,600	59,590
Micronics Japan Co. Ltd.	3,900	107,288
Mitsui High-Tec, Inc.	6,200	39,036
Optorun Co. Ltd.	4,600	57,178
Rorze Corp.	7,500	103,293
Shibaura Mechatronics Corp.	2,100	115,101
Shindengen Electric Manufacturing Co. Ltd.(a)	1,600	26,231
Tokyo Seimitsu Co. Ltd.	6,500	343,086
Towa Corp.(a)	1,900	29,183
Ulvac, Inc.	3,800	202,406
Yamaichi Electronics Co. Ltd.	4,100	72,060
Total Semiconductors & Semiconductor Equipment		1,325,020
Software – 1.1%
Computer Engineering & Consulting Ltd.	4,200	54,908
Cresco Ltd.	5,800	55,227
Digital Arts, Inc.(a)	1,100	37,912
Fuji Soft, Inc.	3,300	208,096
Fukui Computer Holdings, Inc.	2,100	39,551
I’ll, Inc.(a)	1,090	22,647
Justsystems Corp.	1,800	45,050
Miroku Jyoho Service Co. Ltd.	6,600	85,591
Systena Corp.	62,000	160,808
UNITED, Inc.(a)	9,400	50,733
WingArc1st, Inc.	2,000	44,813
Total Software		805,336
Investments	Shares	Value
Specialty Retail – 4.6%
Adastria Co. Ltd.	5,622	$131,078
Alleanza Holdings Co. Ltd.(a)	5,200	39,989
Alpen Co. Ltd.(a)	3,300	49,209
AOKI Holdings, Inc.	13,500	112,689
Aoyama Trading Co. Ltd.	4,700	44,260
ARCLANDS Corp.	6,779	83,079
Asahi Co. Ltd.	6,900	83,114
Autobacs Seven Co. Ltd.(a)	14,800	153,132
Bic Camera, Inc.(a)	9,900	109,562
DCM Holdings Co. Ltd.	19,700	217,466
EDION Corp.(a)	11,700	150,258
Geo Holdings Corp.(a)	1,000	10,759
Hard Off Corp. Co. Ltd.	3,400	47,016
Honeys Holdings Co. Ltd.(a)	5,500	66,174
IDOM, Inc.	18,100	136,028
Joshin Denki Co. Ltd.	3,300	62,429
Joyful Honda Co. Ltd.	6,200	90,287
K’s Holdings Corp.	24,500	264,200
Kohnan Shoji Co. Ltd.	3,200	85,123
Kojima Co. Ltd.(a)	7,400	49,613
Komehyo Holdings Co. Ltd.(a)	1,100	32,375
Komeri Co. Ltd.(a)	3,300	85,361
KU Holdings Co. Ltd.	4,700	34,698
Nafco Co. Ltd.(a)	1,900	32,835
New Art Holdings Co. Ltd.	5,700	63,479
Nextage Co. Ltd.(a)	4,700	60,360
Nishimatsuya Chain Co. Ltd.	3,600	62,013
Nissan Tokyo Sales Holdings Co. Ltd.	14,700	45,115
Nojima Corp.	8,500	120,393
PAL GROUP Holdings Co. Ltd.	8,100	143,721
Scroll Corp.	14,400	97,148
T-Gaia Corp.(a)	9,300	238,612
United Arrows Ltd.	3,200	46,331
VT Holdings Co. Ltd.	18,354	60,307
World Co. Ltd.	7,900	105,930
Xebio Holdings Co. Ltd.	5,700	49,971
Yellow Hat Ltd.(a)	9,700	176,314
Total Specialty Retail		3,440,428
Technology Hardware, Storage & Peripherals – 0.5%
Elecom Co. Ltd.	7,700	78,109
MCJ Co. Ltd.	11,600	123,428
Riso Kagaku Corp.	5,600	133,697
Toshiba TEC Corp.	2,600	63,073
Total Technology Hardware, Storage & Peripherals		398,307
Textiles, Apparel & Luxury Goods – 1.3%
Baroque Japan Ltd.(a)	11,700	62,328
Descente Ltd.(a)	2,700	82,015
Fujibo Holdings, Inc.(a)	1,300	41,307
Gunze Ltd.	2,000	78,719

See Notes to Financial Statements.

34    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Japan Hedged SmallCap Equity Fund (DXJS) September 30, 2024
Investments	Shares	Value
Japan Wool Textile Co. Ltd.	6,500	$60,029
Kurabo Industries Ltd.	2,200	74,595
Morito Co. Ltd.	6,900	67,148
Onward Holdings Co. Ltd.	23,239	85,619
Seiko Group Corp.(a)	5,300	144,134
Wacoal Holdings Corp.	5,900	184,829
Yondoshi Holdings, Inc.(a)	6,100	79,448
Total Textiles, Apparel & Luxury Goods		960,171
Trading Companies & Distributors – 3.7%
Advan Group Co. Ltd.	7,300	45,880
Alconix Corp.	4,000	38,115
Chori Co. Ltd.(a)	4,600	120,756
Daiichi Jitsugyo Co. Ltd.	4,200	67,915
Hanwa Co. Ltd.	6,200	215,422
Inaba Denki Sangyo Co. Ltd.	8,700	232,949
Inabata & Co. Ltd.	8,400	195,554
Japan Pulp & Paper Co. Ltd.	10,000	47,120
Kamei Corp.	4,200	57,022
Kanaden Corp.	3,300	33,083
Kanamoto Co. Ltd.	3,200	66,555
Kanematsu Corp.(a)	14,200	240,141
KPP Group Holdings Co. Ltd.	8,200	38,638
Kyokuto Boeki Kaisha Ltd.(a)	3,500	35,969
MARUKA FURUSATO Corp.	1,600	25,213
Mitsui Matsushima Holdings Co. Ltd.(a)	5,300	178,779
Nagase & Co. Ltd.	10,600	237,211
Nichiden Corp.(a)	3,300	77,286
Nishio Holdings Co. Ltd.(a)	3,400	95,435
Onoken Co. Ltd.(a)	3,500	36,409
Sanyo Trading Co. Ltd.	4,900	51,693
Sato Shoji Corp.	5,200	50,022
Seika Corp.	2,200	61,137
Senshu Electric Co. Ltd.	2,300	80,879
Shinsho Corp.	1,700	76,657
Trusco Nakayama Corp.	5,200	89,866
Wakita & Co. Ltd.	3,500	42,404
Yamazen Corp.	11,700	111,160
Yuasa Trading Co. Ltd.	3,400	118,372
Total Trading Companies & Distributors		2,767,642
Transportation Infrastructure – 0.4%
Mitsubishi Logistics Corp.	5,300	193,489
Nissin Corp.	3,200	92,617
Total Transportation Infrastructure		286,106
Investments	Shares	Value
Wireless Telecommunication Services – 0.3%
Okinawa Cellular Telephone Co.	7,600	$210,137
TOTAL COMMON STOCKS (Cost: $66,957,275)		74,697,376
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 11.7%
United States – 11.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(b) (Cost: $8,683,742)	8,683,742	8,683,742
TOTAL INVESTMENTS IN SECURITIES – 111.9% (Cost: $75,641,017)		83,381,118
Other Assets less Liabilities – (11.9)%		(8,838,237)
NET ASSETS – 100.0%		$74,542,881

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at September 30, 2024 (See Note 2). At September 30, 2024, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $22,246,494. The Fund also had securities on loan having a total market value of $555,632 that were sold and pending settlement. The total market value of the collateral held by the Fund was $24,301,375. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $15,617,633.

(b)  Rate shown represents annualized 7-day yield as of September 30, 2024.

See Notes to Financial Statements.

WisdomTree Trust    35

Schedule of Investments (unaudited) (concluded) WisdomTree Japan Hedged SmallCap Equity Fund (DXJS) September 30, 2024

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	10/3/2024	2,302,540,911	JPY	16,099,388	USD	$—	$(1)
Bank of America NA	10/3/2024	33,540,390	USD	4,862,397,294	JPY	—	(457,537)
Bank of America NA	11/6/2024	16,590,545	USD	2,361,869,803	JPY	—	(83)
Citibank NA	10/3/2024	2,302,557,010	JPY	16,099,388	USD	112	—
Citibank NA	10/3/2024	16,770,196	USD	2,430,883,512	JPY	—	(226,564)
Citibank NA	11/6/2024	16,590,545	USD	2,361,886,394	JPY	—	(200)
Goldman Sachs	10/3/2024	483,785,377	JPY	3,354,039	USD	28,593	—
HSBC Holdings PLC	10/3/2024	2,302,557,010	JPY	16,099,388	USD	112	—
HSBC Holdings PLC	10/3/2024	16,770,196	USD	2,431,192,084	JPY	—	(228,721)
HSBC Holdings PLC	11/6/2024	984,086,137	JPY	6,912,727	USD	—	(150)
HSBC Holdings PLC	11/6/2024	16,590,545	USD	2,361,878,098	JPY	—	(141)
JPMorgan Chase Bank NA	10/3/2024	2,302,556,867	JPY	16,099,387	USD	112	—
JPMorgan Chase Bank NA	11/6/2024	16,590,542	USD	2,361,885,966	JPY	—	(200)
Royal Bank of Canada	10/3/2024	2,302,557,493	JPY	16,099,388	USD	115	—
Royal Bank of Canada	10/3/2024	16,770,196	USD	2,431,169,343	JPY	—	(228,562)
Royal Bank of Canada	11/6/2024	16,590,545	USD	2,361,883,573	JPY	—	(180)
						$29,044	$(1,142,339)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Construction & Engineering	$3,914,118	$47,283	$—	$3,961,401
Other	70,735,975	—	—	70,735,975
Investment of Cash Collateral for Securities Loaned	—	8,683,742	—	8,683,742
Total Investments in Securities	$74,650,093	$8,731,025	$—	$83,381,118
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$29,044	$—	$29,044
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(1,142,339)	$—	$(1,142,339)
Total – Net	$74,650,093	$7,617,730	$—	$82,267,823

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.
See Notes to Financial Statements.

36    WisdomTree Trust

Statements of Assets and Liabilities (unaudited) WisdomTree Trust September 30, 2024
	WisdomTree Europe Hedged Equity Fund	WisdomTree Europe Hedged SmallCap Equity Fund	WisdomTree India Hedged Equity Fund	WisdomTree International Hedged Quality Dividend Growth Fund	WisdomTree Japan Hedged Equity Fund	WisdomTree Japan Hedged SmallCap Equity Fund
ASSETS:
Investments in securities, at cost	$1,514,908,195	$46,668,130	$50,656,033	$2,374,946,773	$3,632,967,595	$75,641,017
Investment in affiliates, at cost (Note 3)	—	—	—	868,179	—	—
Foreign currency, at cost	359,934	21,858	31,329	1,040,185	—	56,374
Investments in securities, at value[1,2] (Note 2)	1,836,872,187	52,661,118	56,829,240	2,964,343,559	4,004,813,698	83,381,118
Investment in affiliates, at value (Note 3)	—	—	—	1,183,191	—	—
Cash	958,619	23,669	53,807	69,083	8,330,412	47,752
Deposits at broker for futures contracts	—	—	14,940	—	—	—
Foreign currency, at value	359,741	21,848	31,219	1,040,453	—	56,905
Unrealized appreciation on foreign currency contracts	148,803	11,833	132	328,287	286,701	29,044
Receivables:
Investment securities sold[3]	8,218,561	156,189	—	13,953,638	8,116,898	6,753,676
Capital shares sold	—	60,838	—	227,678	—	—
Dividends	259,148	55,748	553	6,881,374	37,539,375	906,058
Securities lending	36,191	1,181	—	27,001	128,762	5,266
Foreign tax reclaims	7,597,554	125,872	—	6,997,477	2,798,502	5,518
Other (Note 6)	167,580	579	—	9,972	—	—
Total Assets	1,854,618,384	53,118,875	56,929,891	2,995,061,713	4,062,014,348	91,185,337
LIABILITIES:
Foreign currency due to custodian, at value	—	—	—	—	32,921	—
Unrealized depreciation on foreign currency contracts	11,682,034	346,648	82,031	31,004,998	58,202,100	1,142,339
Payables:
Cash collateral received for securities loaned (Note 2)	205,535,238	3,975,381	—	124,581,070	413,372,845	8,683,742
Capital shares redeemed	—	—	—	—	—	6,776,621
Advisory fees (Note 3)	776,042	23,117	28,324	1,323,847	1,460,068	39,454
Service fees (Note 2)	5,887	175	198	10,045	13,384	300
Foreign capital gains tax	—	—	1,558,397	—	—	—
Other (Note 6)	50,273	5,375	—	71,295	—	—
Total Liabilities	218,049,474	4,350,696	1,668,950	156,991,255	473,081,318	16,642,456
NET ASSETS	$1,636,568,910	$48,768,179	$55,260,941	$2,838,070,458	$3,588,933,030	$74,542,881
NET ASSETS:
Paid-in capital	$3,363,843,305	$66,066,608	$50,553,757	$2,541,164,003	$4,369,636,946	$84,793,197
Total distributable earnings (loss)	(1,727,274,395)	(17,298,429)	4,707,184	296,906,455	(780,703,916)	(10,250,316)
NET ASSETS	$1,636,568,910	$48,768,179	$55,260,941	$2,838,070,458	$3,588,933,030	$74,542,881
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	36,500,000	1,250,000	1,225,000	62,350,000	34,000,000	2,200,000
Net asset value per share	$44.84	$39.01	$45.11	$45.52	$105.56	$33.88
[1] Includes market value of securities out on loan of:	$241,476,532	$5,585,926	—	$202,214,700	$543,477,400	$22,246,494
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] Includes market value of securities out on loan, which were sold and pending settlement, of:				$551,790	$400,961	$555,632

See Notes to Financial Statements.

WisdomTree Trust    37

Statements of Operations (unaudited) WisdomTree Trust For the Six Months or Period Ended September 30, 2024
	WisdomTree Europe Hedged Equity Fund	WisdomTree Europe Hedged SmallCap Equity Fund	WisdomTree India Hedged Equity Fund[1]	WisdomTree International Hedged Quality Dividend Growth Fund	WisdomTree Japan Hedged Equity Fund	WisdomTree Japan Hedged SmallCap Equity Fund
INVESTMENT INCOME:
Dividends	$55,262,467	$1,740,391	$302,966	$38,103,790	$58,526,223	$1,223,793
Dividends from affiliates (Note 3)	—	—	—	12,542	—	—
Non-cash dividends	—	6,088	—	—	—	—
Other income (Note 6)	579,162	13,051	—	—	—	—
Securities lending income, net (Note 2)	355,854	11,280	—	215,493	430,406	18,964
Less: Foreign withholding taxes on dividends	(7,811,499)	(240,358)	(72,339)	(3,816,546)	(5,955,224)	(123,496)
Total investment income	48,385,984	1,530,452	230,627	34,515,279	53,001,405	1,119,261
EXPENSES:
Advisory fees (Note 3)	5,192,340	135,736	114,899	7,683,658	11,205,612	219,838
Service fees (Note 2)	39,390	1,030	802	58,290	102,718	1,668
Other fees (Note 6)	166,846	3,636	—	2,992	—	—
Total expenses	5,398,576	140,402	115,701	7,744,940	11,308,330	221,506
Expense waivers (Note 3)	—	—	—	(1,837)	—	—
Net expenses	5,398,576	140,402	115,701	7,743,103	11,308,330	221,506
Net investment income	42,987,408	1,390,050	114,926	26,772,176	41,693,075	897,755
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	(17,470,926)	(526,753)	3,381	(21,739,459)	(53,759,888)	(691,632)
In-kind redemptions	87,510,784	436,702	—	—	340,414,874	2,892,080
Futures contracts	—	—	(1,743)	—	—	—
Foreign currency contracts	(23,176,941)	(746,201)	141,954	(57,379,141)	(62,395,448)	(1,586,688)
Foreign currency related transactions	80,440	(3,742)	(84,136)	62,801	8,121,310	129,595
Net realized gain (loss)	46,943,357	(839,994)	59,456	(79,055,799)	232,380,848	743,355
Net increase (decrease) in unrealized appreciation/depreciation:
Investment transactions	(159,076,309)	2,153,051	4,614,810	118,147,569	(341,735,286)	639,339
Investment transactions in affiliates (Note 3)	—	—	—	32,942	—	—
Foreign currency contracts	(17,785,380)	(468,419)	(81,899)	(51,375,782)	(127,870,121)	(2,109,109)
Translation of assets and liabilities denominated in foreign currencies	343,631	5,412	(109)	535,703	226,583	1,772
Net increase (decrease) in unrealized appreciation/depreciation	(176,518,058)	1,690,044	4,532,802	67,340,432	(469,378,824)	(1,467,998)
Net realized and unrealized gain (loss) on investments	(129,574,701)	850,050	4,592,258	(11,715,367)	(236,997,976)	(724,643)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(86,587,293)	$2,240,100	$4,707,184	$15,056,809	$(195,304,901)	$173,112
[1] For the period May 9, 2024 (commencement of operations) through September 30, 2024.

See Notes to Financial Statements.

38    WisdomTree Trust

Statements of Changes in Net Assets WisdomTree Trust
	WisdomTree Europe Hedged Equity Fund		WisdomTree Europe Hedged SmallCap Equity Fund		WisdomTree India Hedged Equity Fund
	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Period May 9, 2024* through September 30, 2024 (unaudited)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$42,987,408	$48,593,345	$1,390,050	$1,871,720	$114,926
Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	46,943,357	(36,522,568)	(839,994)	(993,153)	59,456
Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(176,518,058)	288,828,253	1,690,044	5,123,319	4,532,802
Net increase (decrease) in net assets resulting from operations	(86,587,293)	300,899,030	2,240,100	6,001,886	4,707,184
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(44,703,500)	(48,992,250)	(1,424,250)	(1,960,000)	—
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	125,033,716	290,026,390	5,747,222	10,188,628	50,553,777
Cost of shares redeemed	(257,168,710)	(44,534,131)	(1,874,190)	(19,117,867)	(120)
Net increase (decrease) in net assets resulting from capital share transactions	(132,134,994)	245,492,259	3,873,032	(8,929,239)	50,553,657
Net Increase (Decrease) in Net Assets	(263,425,787)	497,399,039	4,688,882	(4,887,353)	55,260,841
NET ASSETS:
Beginning of period	$1,899,994,697	$1,402,595,658	$44,079,297	$48,966,650	$100
End of period	$1,636,568,910	$1,899,994,697	$48,768,179	$44,079,297	$55,260,941
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	39,450,000	34,200,000	1,150,000	1,450,000	3
Shares created	2,650,000	6,350,000	150,000	300,000	1,225,000
Shares redeemed	(5,600,000)	(1,100,000)	(50,000)	(600,000)	(3)
Shares outstanding, end of period	36,500,000	39,450,000	1,250,000	1,150,000	1,225,000

*     Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.
See Notes to Financial Statements.

WisdomTree Trust    39

Statements of Changes in Net Assets (concluded) WisdomTree Trust
	WisdomTree International Hedged Quality Dividend Growth Fund		WisdomTree Japan Hedged Equity Fund		WisdomTree Japan Hedged SmallCap Equity Fund
	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$26,772,176	$32,256,222	$41,693,075	$77,525,143	$897,755	$1,323,743
Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(79,055,799)	69,171,629	232,380,848	451,425,933	743,355	7,542,962
Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	67,340,432	253,944,255	(469,378,824)	819,275,703	(1,467,998)	8,835,735
Net increase (decrease) in net assets resulting from operations	15,056,809	355,372,106	(195,304,901)	1,348,226,779	173,112	17,702,440
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(25,472,750)	(34,358,500)	(28,185,620)	(90,526,367)	(255,520)	(1,379,024)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	467,173,822	663,713,322	592,583,088	2,710,937,218	20,432,158	44,737,147
Cost of shares redeemed	—	—	(1,471,409,841)	(807,569,239)	(13,347,914)	(17,644,299)
Net increase (decrease) in net assets resulting from capital share transactions	467,173,822	663,713,322	(878,826,753)	1,903,367,979	7,084,244	27,092,848
Net Increase (Decrease) in Net Assets	456,757,881	984,726,928	(1,102,317,274)	3,161,068,391	7,001,836	43,416,264
NET ASSETS:
Beginning of period	$2,381,312,577	$1,396,585,649	$4,691,250,304	$1,530,181,913	$67,541,045	$24,124,781
End of period	$2,838,070,458	$2,381,312,577	$3,588,933,030	$4,691,250,304	$74,542,881	$67,541,045
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	52,000,000	35,650,000	43,150,000	21,700,000	2,000,000	1,000,000[1]
Shares created	10,350,000	16,350,000	5,400,000	30,400,000	600,000	1,600,000[1]
Shares redeemed	—	—	(14,550,000)	(8,950,000)	(400,000)	(600,000)[1]
Shares outstanding, end of period	62,350,000	52,000,000	34,000,000	43,150,000	2,200,000	2,000,000[1]

1Shares were adjusted to reflect a 2:1 share split effective August 10, 2023.

See Notes to Financial Statements.

40    WisdomTree Trust

Financial Highlights WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Europe Hedged Equity Fund	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024[1]	For the Year Ended March 31, 2023[1]	For the Year Ended March 31, 2022[1]	For the Year Ended March 31, 2021[1]	For the Year Ended March 31, 2020[1]
Net asset value, beginning of period	$48.16	$41.01	$37.02	$36.36	$25.92	$31.95
Investment operations:
Net investment income[2]	1.10	1.40	1.06	0.69	0.88	0.76
Net realized and unrealized gain (loss)	(3.24)	7.17	3.88	0.81	10.43	(6.10)
Total from investment operations	(2.14)	8.57	4.94	1.50	11.31	(5.34)
Dividends to shareholders:
Net investment income	(1.18)	(1.42)	(0.95)	(0.84)	(0.87)	(0.69)
Net asset value, end of period	$44.84	$48.16	$41.01	$37.02	$36.36	$25.92
TOTAL RETURN[3]	(4.49)%	21.64%	13.94%	4.04%	44.22%	(17.15)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,636,569	$1,899,995	$1,402,596	$1,865,747	$1,937,668	$2,200,271
Ratios to average net assets of:
Expenses	0.59%[4,5]	0.64%[5]	0.79%[5]	0.59%[5]	0.58%	0.58%
Net investment income	4.80%[4]	3.35%	2.95%	1.79%	2.81%	2.29%
Portfolio turnover rate[6]	5%	30%	38%	34%	55%	26%
WisdomTree Europe Hedged SmallCap Equity Fund	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020
Net asset value, beginning of period	$38.33	$33.77	$34.73	$33.96	$23.43	$30.17
Investment operations:
Net investment income[2]	1.15	1.32	1.73	0.75	1.02	1.22
Net realized and unrealized gain (loss)	0.71	4.48	(1.06)	0.91	10.56	(6.92)
Total from investment operations	1.86	5.80	0.67	1.66	11.58	(5.70)
Dividends to shareholders:
Net investment income	(1.18)	(1.24)	(1.63)	(0.89)	(1.05)	(1.04)
Net asset value, end of period	$39.01	$38.33	$33.77	$34.73	$33.96	$23.43
TOTAL RETURN[3]	4.93%	17.76%	2.53%	4.86%	50.50%	(19.62)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$48,768	$44,079	$48,967	$60,772	$37,353	$49,197
Ratios to average net assets of:
Expenses	0.59%[4,5]	0.59%[5]	0.59%[5]	0.63%[5]	0.58%	0.58%
Net investment income	5.94%[4]	3.85%	5.34%	2.08%	3.59%	3.99%
Portfolio turnover rate[6]	6%	32%	44%	57%	77%	49%

1Per share amounts were adjusted to reflect a 2:1 share split effective August 10, 2023.

2Based on average shares outstanding.

3Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

6Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust    41

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree India Hedged Equity Fund	For the Period May 9, 2024* through September 30, 2024 (unaudited)
Net asset value, beginning of period	$40.09
Investment operations:
Net investment income[1]	0.11
Net realized and unrealized gain	4.91
Total from investment operations	5.02
Net asset value, end of period	$45.11
TOTAL RETURN[2]	12.52%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$55,261
Ratios to average net assets of:
Expenses	0.63%[3]
Net investment income	0.63%[3]
Portfolio turnover rate[4]	0%[5]
WisdomTree International Hedged Quality Dividend Growth Fund	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020
Net asset value, beginning of period	$45.79	$39.17	$43.04	$41.17	$30.61	$32.14
Investment operations:
Net investment income[1]	0.46	0.73	1.29	1.25	0.88	0.78
Net realized and unrealized gain (loss)	(0.30)	6.66	(0.45)	2.03	10.54	(1.59)
Net increase from payment by sub-adviser	—	—	—	0.00[6]	0.08	—
Total from investment operations	0.16	7.39	0.84	3.28	11.50	(0.81)
Dividends and distributions to shareholders:
Net investment income	(0.43)	(0.77)	(1.33)	(1.41)	(0.94)	(0.72)
Capital gains	—	—	(3.38)	—	—	—
Total dividends and distributions to shareholders	(0.43)	(0.77)	(4.71)	(1.41)	(0.94)	(0.72)
Net asset value, end of period	$45.52	$45.79	$39.17	$43.04	$41.17	$30.61
TOTAL RETURN[2]	0.35%	19.09%	3.00%	7.93%[7]	37.85%[8]	(2.70)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$2,838,070	$2,381,313	$1,396,586	$1,177,093	$899,491	$592,346
Ratios to average net assets of:
Expenses[9,10]	0.58%[3,11]	0.59%[12]	0.59%[12]	0.58%	0.58%	0.58%
Net investment income	2.02%[3]	1.79%	3.35%	2.85%	2.37%	2.32%
Portfolio turnover rate[4]	5%	57%	86%	61%	67%	61%

*    Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree International Hedged Quality Dividend Growth Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3Annualized.

4Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

5Amount represents less than 1%.

6Amount represents less than $0.005.

7Includes a voluntary reimbursement from the sub-advisor for investment losses on certain equity transactions during the period. Excluding the voluntary reimbursement, total return would have been unchanged.

8Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been 0.27% lower.

9Does not include expenses of the underlying investment companies in which the Fund invests.

10 The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

11  Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been unchanged.

12  Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

See Notes to Financial Statements.

42    WisdomTree Trust

Financial Highlights (concluded) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Japan Hedged Equity Fund	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020
Net asset value, beginning of period	$108.72	$70.52	$64.64	$61.01	$42.64	$50.42
Investment operations:
Net investment income[1]	0.97	2.36	1.91	1.52	1.02	1.05
Net realized and unrealized gain (loss)	(3.48)	38.55	6.54	3.76	18.73	(7.52)
Net increase from payment by sub-adviser	—	—	—	—	0.00[2]	—
Total from investment operations	(2.51)	40.91	8.45	5.28	19.75	(6.47)
Dividends to shareholders:
Net investment income	(0.65)	(2.71)	(2.57)	(1.65)	(1.38)	(1.31)
Net asset value, end of period	$105.56	$108.72	$70.52	$64.64	$61.01	$42.64
TOTAL RETURN[3]	(2.33)%	58.99%	13.48%	8.79%	46.97%[4]	(13.26)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$3,588,933	$4,691,250	$1,530,182	$1,919,844	$1,674,759	$1,709,801
Ratios to average net assets of:
Expenses	0.48%[5]	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	1.79%[5]	2.67%	2.93%	2.45%	2.03%	2.08%
Portfolio turnover rate[6]	11%	32%	37%	22%	25%	20%
WisdomTree Japan Hedged SmallCap Equity Fund	For the Six Months Ended September 30, 2024 (unaudited)	For the Year Ended March 31, 2024[7]	For the Year Ended March 31, 2023[7]	For the Year Ended March 31, 2022[7]	For the Year Ended March 31, 2021[7]	For the Year Ended March 31, 2020[7]
Net asset value, beginning of period	$33.77	$24.12	$21.33	$22.38	$16.94	$19.79
Investment operations:
Net investment income[1]	0.40	0.79	0.56	0.49	0.32	0.37
Net realized and unrealized gain (loss)	(0.18)	9.67	3.06	(0.90)	5.73	(2.76)
Total from investment operations	0.22	10.46	3.62	(0.41)	6.05	(2.39)
Dividends to shareholders:
Net investment income	(0.11)	(0.81)	(0.83)	(0.64)	(0.61)	(0.46)
Net asset value, end of period	$33.88	$33.77	$24.12	$21.33	$22.38	$16.94
TOTAL RETURN[3]	0.66%	43.87%	17.36%	(1.80)%	36.31%	(12.41)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$74,543	$67,541	$24,125	$25,603	$31,332	$44,049
Ratios to average net assets of:
Expenses	0.58%[5]	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	2.37%[5]	2.75%	2.52%	2.26%	1.67%	1.90%
Portfolio turnover rate[6]	8%	46%	46%	41%	41%	36%

1Based on average shares outstanding.

2Amount represents less than $0.005.

3Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

5Annualized.

6Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

7Per share amounts were adjusted to reflect a 2:1 share split effective August 10, 2023.
See Notes to Financial Statements.

WisdomTree Trust    43

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Europe Hedged Equity Fund (“Europe Hedged Equity Fund”)	December 31, 2009
WisdomTree Europe Hedged SmallCap Equity Fund (“Europe Hedged SmallCap Equity Fund”)	March 4, 2015
WisdomTree India Hedged Equity Fund (“India Hedged Equity Fund”)	May 9, 2024
WisdomTree International Hedged Quality Dividend Growth Fund (“International Hedged Quality Dividend Growth Fund”)	May 7, 2014
WisdomTree Japan Hedged Equity Fund (“Japan Hedged Equity Fund”)	June 16, 2006
WisdomTree Japan Hedged SmallCap Equity Fund (“Japan Hedged SmallCap Equity Fund”)	June 28, 2013

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree, Inc. (“WisdomTree”) or an Index developed by a third party. WisdomTree is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board” or “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded

44    WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued on the measurement date using an interpolated foreign exchange rate between the closest preceding and subsequent settlement period, as calculated using the 4:00 p.m. London time closing spot and forward rates provided by an independent pricing service provider, respectively. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

Pursuant to Board-approved valuation procedures established by the Trust and WTAM, the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market

WisdomTree Trust    45

Notes to Financial Statements (unaudited) (continued)

quotation or market activity; (vi) a security affected by currency controls or restrictions; (vii) fixed income securities valued by a broker-dealer or independent pricing service provider; and (viii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the six months or period ended September 30, 2024, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts as well as gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts during the fiscal period ended September 30, 2024 and open positions in such derivatives as of September 30, 2024 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to risk. Risks may arise upon entering into foreign currency contracts from potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar or each other. The Funds’ derivative agreements may also contain credit-risk-related contingent features which may include, but are not limited to, a threshold in the Funds’ derivative agreements on unrealized depreciation (i.e., the Funds’ obligation to the counterparty) above a specified dollar amount. If an event occurred at September 30, 2024 that triggered a contingent feature, the counterparty to the agreement may require a Fund to post collateral (or additional collateral) or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment due to a counterparty. The maximum exposure to derivatives agreements with credit-risk-related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed in Note 2 — Master Netting Arrangements under the column entitled “Liabilities: Net Amount”. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of September 30, 2024, if any, is reflected as a footnote within each Fund’s Schedule of Investments. At September 30, 2024, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature.

46    WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

As of September 30, 2024, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Europe Hedged Equity Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	$148,803	Unrealized depreciation on foreign currency contracts	$11,682,034
Europe Hedged SmallCap Equity Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	11,833	Unrealized depreciation on foreign currency contracts	346,648
India Hedged Equity Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	132	Unrealized depreciation on foreign currency contracts	82,031
International Hedged Quality Dividend Growth Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	328,287	Unrealized depreciation on foreign currency contracts	31,004,998
Japan Hedged Equity Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	286,701	Unrealized depreciation on foreign currency contracts	58,202,100
Japan Hedged SmallCap Equity Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	29,044	Unrealized depreciation on foreign currency contracts	1,142,339

For the six months or period ended September 30, 2024, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Europe Hedged Equity Fund
Foreign currency risk	$(23,176,941)	$(17,785,380)
Europe Hedged SmallCap Equity Fund
Foreign currency risk	(746,201)	(468,419)
India Hedged Equity Fund[3]
Equity risk	(1,743)	—
Foreign currency risk	141,954	(81,899)
International Hedged Quality Dividend Growth Fund
Foreign currency risk	(57,379,141)	(51,375,782)
Japan Hedged Equity Fund
Foreign currency risk	(62,395,448)	(127,870,121)
Japan Hedged SmallCap Equity Fund
Foreign currency risk	(1,586,688)	(2,109,109)
[1] Realized gains (losses) on derivatives are located on the Statements of Operations as follows:
Equity risk	Net realized gain (loss) from futures contracts
Foreign currency risk	Net realized gain (loss) from foreign currency contracts
[2] Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:
Foreign currency risk	Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts
[3] For the period May 9, 2024 (commencement of operations) through September 30, 2024.

WisdomTree Trust    47

Notes to Financial Statements (unaudited) (continued)

During the six months or period ended September 30, 2024, the volume of derivative activity (based on the average of month-end notional balances, except where footnoted) for each Fund was as follows:

Fund	Average Notional
	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)
Europe Hedged Equity Fund
Foreign currency risk	$1,591,859,891	$3,395,588,338	$ —
Europe Hedged SmallCap Equity Fund
Foreign currency risk	46,554,716	93,342,660	—
India Hedged Equity Fund[1]
Equity risk[2]	—	—	40,349
Foreign currency risk	49,582,793	100,801,350	—
International Hedged Quality Dividend Growth Fund
Foreign currency risk	2,630,411,523	5,281,692,559	—
Japan Hedged Equity Fund
Foreign currency risk	4,814,546,331	9,421,399,699	—
Japan Hedged SmallCap Equity Fund
Foreign currency risk	77,538,508	152,786,713	—
[1] For the period May 9, 2024 (commencement of operations) through September 30, 2024.
[2] The volume of derivatives for the period is based on intra-month balances.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (less foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable (with respect to foreign dividends) after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized on the ex-dividend date, or, with respect to foreign dividends, as soon as practicable after the existence of a dividend declaration has been determined, at the fair value of securities received. Upon notification from real estate investment trust (“REIT”) issuers or as estimated by management, all or a portion of the dividend income received from a REIT may be redesignated as a reduction of cost of the related investment and/or as a realized gain. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off dividend receivable balances that are canceled by the issuer as of the date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. Income earned from securities lending activities (i.e., securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Foreign Taxes — The Funds may be subject to foreign taxes (a portion of which may be reclaimable or refundable) on foreign income or capital gains on investment transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and tax rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are accrued and applied to foreign income as the foreign income is earned and are reflected on the Statements of Operations as follows: foreign taxes withheld on dividends are presented as a reduction to investment income in “Less: Foreign withholding taxes on dividends”, foreign taxes on capital gains from investment transactions, if any, are included in “Net realized gain (loss) from investment transactions”, and deferred foreign taxes on net unrealized appreciation on investments, if any, are included in “Net increase (decrease) in unrealized appreciation/depreciation on investment transactions”. Foreign taxes payable or deferred as of September 30, 2024, if any, are disclosed in the Statements of Assets and Liabilities in “Payables: Foreign capital gains tax”.

In certain foreign jurisdictions, when the Funds incur subsequent capital losses on investment transactions that occurred during the tax year in the applicable foreign jurisdiction, the Funds may be entitled to a refund on any foreign taxes paid on previous capital gain investment transactions that occurred during the tax year of the applicable foreign jurisdiction. Foreign capital gain tax refunds on investment transactions are included in “Net realized gain (loss) from investment transactions” on the Statements of Operations and foreign capital gain tax refunds that remain unpaid as of September 30, 2024, if any, are disclosed in the Statements of Assets and Liabilities in “Receivables: Foreign capital gains tax refund”.

48    WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

The Funds file foreign tax reclaims in certain foreign jurisdictions to recover a portion of amounts previously withheld on dividend income if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims recorded relating to current fiscal year investment income are included in the Statements of Operations as a reduction to the balance shown for “Foreign withholding taxes on dividends” and foreign tax reclaims recorded, but not yet received as of September 30, 2024, if any, are shown on the Statements of Assets and Liabilities in “Receivables: Foreign tax reclaims”.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates as of the measurement date and transactions in foreign currencies and investment securities denominated in foreign currencies during the period are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of “net realized gain (loss) from investment transactions” and “net increase (decrease) in unrealized appreciation/depreciation from investment transactions”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in “net realized gain (loss) from foreign currency contracts” and “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in “net realized gain (loss) from foreign currency related transactions” and/or “net increase (decrease) in unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currencies” in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

WisdomTree Trust    49

Notes to Financial Statements (unaudited) (continued)

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Currency Transactions — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds may not enter into such contracts for speculative purposes.

Foreign Currency Contracts — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds may not enter into such contracts for speculative purposes. During the fiscal period ended September 30, 2024, the Funds utilized foreign currency contracts primarily to offset exposure to foreign currencies consistent with each Fund’s investment objective. A foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A foreign currency contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades.

Risks may arise upon entering into foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open foreign currency contracts are recorded for book purposes as unrealized gains or losses on foreign currency contracts by the Funds and are included in “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts” on the Statements of Operations. Realized gains and losses on foreign currency contracts include net gains or losses recognized by the Funds on contracts which have settled and are included in “net realized gain (loss) from foreign currency contracts” on the Statements of Operations.

Futures Contracts — The India Hedged Equity Fund utilized equity futures contracts on a temporary basis during the fiscal period to obtain market exposure consistent with its investment objectives during the Fund’s annual portfolio rebalance. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency, equity, digital asset or U.S. Treasury security, collectively herein, “Reference Asset”) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified Reference Asset at a future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. A Fund may also cash settle upon the expiration date of a futures contract in which no physical delivery (or receipt) of the specified Reference Asset comprising the futures contract is made. Instead, settlement in cash would occur upon the expiration of the contract, with the cash settlement being the difference between the contract price and the actual price of the specified Reference Asset at the expiration date. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or U.S. government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Cash deposited as initial margin, if any, is shown as “Deposits at broker for futures contracts” in the Statements of Assets and Liabilities, and U.S. government securities deposited, if any, are designated in the Schedule of Investments. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts, variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the unrealized net gain or loss is reclassified to realized gain or loss on futures. The Funds have adopted a derivatives risk management program pursuant to Rule 18f-4 under the 1940 Act to assess and manage the Funds’ derivatives risk. Rule 18f-4 limits the amount of derivatives a fund can enter into and replaces the asset segregation framework previously used by the Funds to comply with Section 18 of the 1940 Act.

As of September 30, 2024, there were no open futures contracts in the Funds.

50    WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower (net of any fee rebates paid to the borrower). The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The net securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend income earned on the securities loaned is accounted for in the same manner as other dividend income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund enters into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives, such as foreign currency contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g., foreign currency contracts, options and certain swaps). To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

The Funds’ securities lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower. However, in the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

WisdomTree Trust    51

Notes to Financial Statements (unaudited) (continued)

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of September 30, 2024, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

Fund	Assets				Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
Europe Hedged Equity Fund
Securities Lending	$241,476,532	$ —	$(241,476,532)[1]	$ —	$ —	$ —	$ —	$ —
Foreign Currency Contracts	148,803	(20,928)	—	127,875	11,682,034	(20,928)	—	11,661,106
Europe Hedged SmallCap Equity Fund
Securities Lending	5,585,926	—	(5,585,926)[1]	—	—	—	—	—
Foreign Currency Contracts	11,833	(415)	—	11,418	346,648	(415)	—	346,233
India Hedged Equity Fund
Foreign Currency Contracts	132	(132)	—	—	82,031	(132)	—	81,899
International Hedged Quality Dividend Growth Fund
Securities Lending	202,766,490	—	(202,766,490)[1]	—	—	—	—	—
Foreign Currency Contracts	328,287	(328,287)	—	—	31,004,998	(328,287)	—	30,676,711
Japan Hedged Equity Fund
Securities Lending	543,878,361	—	(543,878,361)[1]	—	—	—	—	—
Foreign Currency Contracts	286,701	(216,270)	—	70,431	58,202,100	(216,270)	—	57,985,830
Japan Hedged SmallCap Equity Fund
Securities Lending	22,802,126	—	(22,802,126)[1]	—	—	—	—	—
Foreign Currency Contracts	29,044	(451)	—	28,593	1,142,339	(451)	—	1,141,888
[1]The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance

52    WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

with the requirements of the Code and the U.S. Treasury regulations (i.e., tax basis) which may differ to amounts determined under GAAP (i.e., book basis). These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Funds. Mellon is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
Europe Hedged Equity Fund	0.58%
Europe Hedged SmallCap Equity Fund	0.58%
India Hedged Equity Fund[1]	0.63%
International Hedged Quality Dividend Growth Fund	0.58%
Japan Hedged Equity Fund	0.48%
Japan Hedged SmallCap Equity Fund	0.58%
[1]Since the commencement of operations on May 9, 2024.

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the fiscal period ended September 30, 2024, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of its advisory fees, that it would otherwise charge, for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (e.g., fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statements of Operations in “Expense waivers”.

WTAM and/or WisdomTree (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the six months ended September 30, 2024, WT held shares of and received distributions from the following Funds, which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	At September 30, 2024		For the Six Months Ended September 30, 2024
	Fund Shares held by WT	Market Value of Fund Shares held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
International Hedged Quality Dividend Growth Fund	432	$19,742	$133
Japan Hedged Equity Fund	154	16,324	31

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2024, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof to an authorized participant (“AP”). Except when aggregated in creation units (“Creation Unit Aggregations”), shares of each Fund are not redeemable. Transactions

WisdomTree Trust    53

Notes to Financial Statements (unaudited) (continued)

in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities (“Deposit Securities”) and/or an amount of cash (“Cash Component”). Creation Unit Aggregations may be created in advance of receipt by a Fund of all or a portion of the applicable Deposit Securities from APs. In these circumstances, the initial deposit received from the AP will have a value greater than the NAV of the applicable Fund’s shares on the date the order is placed in proper form since, in addition to available Deposit Securities, U.S. cash must be deposited by the AP in an amount equal to the sum of (i) the Cash Component, plus (ii) generally between 102%-110%, as directed by the Trust or WTAM, which the Trust or WTAM may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities. The Fund will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received from the AP or purchased by the Fund. Amounts due to be returned to an AP as of September 30, 2024, if any, is shown in the Statements of Assets and Liabilities in “Payables: Deposit due to authorized participant”. In certain cases where an AP does not have a basket security readily available or may not transact in such basket security, an AP may request to settle an in-kind creation order with cash in lieu of the basket security. Amounts due from an AP as of September 30, 2024 with respect to such activity, if any, is shown in the Statements of Assets and Liabilities in “Receivables: Deposit due from authorized participant”.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months or period ended September 30, 2024 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

Fund	Purchases	Sales	In-kind Capital Share Transactions
			Purchases	Sales
Europe Hedged Equity Fund	$96,717,787	$129,313,413	$123,916,558	$256,530,678
Europe Hedged SmallCap Equity Fund	2,900,609	3,820,287	5,749,740	1,875,174
India Hedged Equity Fund[1]	50,791,232	136,280	—	—
International Hedged Quality Dividend Growth Fund	133,575,935	178,687,691	430,642,132	—
Japan Hedged Equity Fund	515,168,456	579,294,324	585,739,854	1,516,552,409
Japan Hedged SmallCap Equity Fund	6,263,993	8,316,610	20,657,810	13,420,428
[1]For the period May 9, 2024 (commencement of operations) through September 30, 2024.

6. FEDERAL INCOME TAXES

At September 30, 2024, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

Fund	Investments in Long Securities				Investments in Financial Derivatives[1]			Total Net Unrealized Appreciation
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Europe Hedged Equity Fund	$1,543,369,169	$385,368,407	$(91,865,389)	$293,503,018	$—	$—	$—	$293,503,018
Europe Hedged SmallCap Equity Fund	47,143,874	8,352,000	(2,834,756)	5,517,244	—	—	—	5,517,244
India Hedged Equity Fund	50,656,033	6,346,005	(172,798)	6,173,207	—	—	—	6,173,207
International Hedged Quality Dividend Growth Fund	2,400,142,610	624,715,989	(59,331,849)	565,384,140	454	(1,247,454)	(1,247,000)	564,137,140
Japan Hedged Equity Fund	3,666,257,590	462,637,585	(124,081,477)	338,556,108	—	—	—	338,556,108
Japan Hedged SmallCap Equity Fund	75,867,225	9,090,728	(1,576,835)	7,513,893	—	—	—	7,513,893

[1]Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

54    WisdomTree Trust

Notes to Financial Statements (unaudited) (concluded)

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of and during the fiscal period ended September 30, 2024, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended September 30, 2024, remains subject to examination by taxing authorities. Specific to foreign countries in which the Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.

As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), certain Funds have filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected as “Other income” in the Statements of Operations and the cost to file these additional ECJ tax reclaims is reflected as “Other fees” in the Statements of Operations. ECJ tax reclaims recognized that remain unpaid are reflected in “Receivables: Other” in the Statements of Assets and Liabilities and the related liability associated with the filing costs of such ECJ tax reclaim receivables are reflected in “Payables: Other” on the Statements of Assets and Liabilities. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, ECJ tax reclaims received by the Funds, if any, reduce the amounts of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that ECJ tax reclaims received by a Fund during the fiscal year exceed foreign withholding taxes paid, and a Fund previously passed foreign tax credits on to its shareholders, a Fund must either amend historic tax reporting to shareholders or enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the respective Fund’s shareholders. During the fiscal period ended September 30, 2024, the ECJ tax reclaims received by the Funds, if any, did not exceed the foreign withholding taxes of the respective Funds.

7. SUBSEQUENT EVENTS

WTAM has evaluated all subsequent transactions and events through the date on which these financial statements were issued. Effective October 21, 2024, the Trust began transitioning its primary post-trade service provider relationship to The Bank of New York Mellon (“BNY”). The transition is expected to be completed prior to November 30, 2024, after which time BNY will serve as custodian and foreign custody manager, administrator, transfer agent, and securities lending agent for each series of the Trust.

8. ADDITIONAL INFORMATION

The value of a Fund’s investments may be adversely affected by recent and current events occurring outside of the United States, including those affecting foreign markets (including extreme volatility, depressed valuations, and decreased liquidity), significant geopolitical events (including armed conflicts, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies (including pandemics such as the COVID-19 pandemic), among other events. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East, and related sanctions and trading restrictions have caused significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. Similarly, escalating economic and political tensions between the United States and China continue to produce trading restrictions that adversely affect institutional investment in China. The extent and duration of these conflicts and tensions are impossible to predict, and they could continue to result in significant market disruptions, including with respect to certain industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These conflicts and tensions could adversely affect the value of certain Fund investments, as well as a Fund’s performance and liquidity, even if the Fund does not have direct investment exposure to a country involved in a particular conflict.

WisdomTree Trust    55

Additional Information (unaudited)

Item 8 of Form N-CSRS: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9 of Form N-CSRS: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10 of Form N-CSRS: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Name of Trustee	Board Compensation
Interested Trustee
Jonathan Steinberg	$ 0
Independent Trustees
David G. Chrencik	201,727
Phillip G. Goff*	183,388
Joel Goldberg	210,897
Toni Massaro	192,558
Robert E. Plaze**	179,881
Melinda A. Raso Kirstein	201,727
Victor Ugolyn	275,082
* Mr. Goff was appointed to the Board on February 27, 2024. ** Mr. Plaze was appointed to the Board on April 5, 2024.

Item 11 of Form N-CSRS: Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Consideration of the Approval and Renewal of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 16-17, 2024 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of (i) the investment advisory agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its applicable series (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), and (ii) the sub-advisory agreement between WTAM and Mellon Investments Corporation (“Mellon” or the “Sub-Adviser”), pursuant to which Mellon coordinates the investment and reinvestment of the assets of the applicable Funds (“Sub-Advisory Agreements” and, together with the Advisory Agreements, the “Agreements”).

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 13, 2024, representatives from WTAM presented detailed information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the approval and renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered. Each Fund was considered separately.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. The Board also discussed the role of WisdomTree, Inc. (“WT”), the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WT indexes are unique, based on WT’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WT’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WT indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities

56    WisdomTree Trust

Additional Information (unaudited) (continued)

and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of the Sub-Adviser’s performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Adviser under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Adviser under the Advisory Agreements and Sub-Advisory Agreements, respectively, are adequate and appropriate and supported the Board’s approval of the approval and renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index and (2) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Groups, Expense Groups and Expense Universes. The Board noted that the Performance Groups, Expense Groups and Expense Universes included only pure-index and index-based exchange traded funds (“ETFs”) as comparison funds, The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds.

The Board discussed the index Funds’ performance, noting that the substantial majority of index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board also discussed the performance of the actively-managed Funds and noted that total return performance of the Funds was variously above, at and below the relevant Performance Group medians for the time periods measured.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were within five basis points of the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Adviser in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Adviser and WTAM. The Board also noted that the Sub-Adviser’s fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the role of the Sub-Adviser in making investment recommendations with respect to a Fund that is model-based, with oversight by WTAM in seeking to ensure consistency with such quantitative models. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with Funds’ unitary fee structure, which frequently includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the Sub-Adviser and the Fund’s total expenses supported the Board’s approval and renewal of the relevant Agreements.

WisdomTree Trust    57

Additional Information (unaudited) (continued)

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that, in the past, certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*    *    *    *    *    *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval to renew the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of the Funds and the services provided to the Funds by WTAM and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

Consideration of the Approval of Investment Advisory and Sub-Advisory Agreements

WisdomTree India Hedged Equity Fund (the “Fund”)

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on March 5-6, 2024, the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of the investment advisory agreement (the “Advisory Agreement”), pursuant to which WisdomTree Asset Management, Inc. (“WTAM”) will provide the Fund with investment advisory services, and the Sub-Advisory Agreement (together with the Advisory Agreement, the “Agreements”), pursuant to which Mellon Investments Corporation (the “Sub-Adviser”) will coordinate the investment and reinvestment of the assets of the WisdomTree India Hedged Equity Fund.

In considering whether to approve the Agreements, the Trustees considered and discussed information and analysis provided by WTAM and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The Trustees noted that representatives from WTAM presented preliminary information to the Trustees regarding the Fund’s proposed investment objective and principal investment strategies and risks at a meeting of the Trust’s Investment Committee, a committee of Independent Trustees, on December 8, 2023. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Adviser. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered.

58    WisdomTree Trust

Additional Information (unaudited) (concluded)

Analysis of Nature, Extent, and Quality of Services to be Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the WisdomTree funds, recognizing WTAM’s and the Sub-Adviser’s operational capabilities and resources. It was noted that the Fund would be passively managed. The Board noted WTAM’s belief that shareholders will invest in the Fund on the strength of WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Fund. The Board also noted the extensive responsibilities that WTAM will have as investment adviser to the Fund, including: the selection of, and supervisory responsibilities and activities over, the Sub-Adviser, including oversight of the Sub-Adviser’s adherence to the Fund’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and derivatives transactions, review of the Sub-Adviser’s performance, review of proxies voted by the Sub-Adviser and oversight of, and the provision of consultation to, the Sub-Adviser with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Fund’s portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Fund. The Board also considered research support available to, and management capabilities of, the Fund’s management personnel and that WTAM will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements.

Based on review of this information and the other factors considered at the meeting, the Board concluded that the nature, extent and quality of services to be provided by WTAM and the Sub-Adviser under the Advisory Agreement and Sub-Advisory Agreement, respectively, are adequate and appropriate and supported the Board’s approval of the Agreements.

Comparative Analysis of the Fund’s Performance, Advisory Fees and Fund Expenses. As the Fund had not yet commenced operations, the Board was not able to review the Fund’s performance. The Board discussed with WTAM representatives the portfolio management team and the investment strategies to be employed in the management of the Fund’s assets. The Board noted the reputation and experience of WTAM and the Sub-Adviser.

The Board considered the fees to be paid to WTAM by the Fund. The Board examined the fee to be paid by the Fund in light of fees paid to other investment advisers by comparable funds and the method of computing the Fund’s fee. The Board also considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to WTAM by the Fund and the respective services to be provided by the Sub-Adviser and WTAM. The Board also noted the Sub-Adviser’s fees will be paid by WTAM (out of its fee paid by the Fund) and not by the Fund. The Board considered the meaningful differences in the services that WTAM will provide to the Fund as compared to the Sub-Adviser, including that the role of the Sub-Adviser in making investment recommendations with respect to the passively managed Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk to be borne by WTAM that is associated with the Fund’s unitary fee structure, which includes minimum fees (such as those to the Sub-Adviser), regardless of whether the asset size of the Fund grows to a sufficient size. Based on this review, the Board concluded that the fees to be paid to WTAM and the Sub-Adviser supported the Board’s approval of the Agreements.

Analysis of Profitability and Economies of Scale. As the Fund had not yet commenced operations, WTAM representatives were not able to review the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the advisory fees annually after the initial term of the Agreements. The Board determined that because the Fund had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the Fund, the Board would seek to have those economies of scale shared with the Fund in connection with future renewals.

*    *    *    *    *    *

In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its knowledge, gained through meetings and other interactions with WTAM and the Sub-Adviser, of other funds advised by WTAM and the Sub-Adviser. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreements.

WisdomTree Trust    59

Glossary of Terms Used in this Report (unaudited)
CURRENCY ABBREVIATIONS:
AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
ILS	Israeli new shekel
INR	Indian rupee
JPY	Japanese yen
NOK	Norwegian krone
SEK	Swedish krona
SGD	Singapore dollar
USD	U.S. dollar
OTHER ABBREVIATIONS:
CVA	Certificaten Van Aandelen (Certificate of Stock)

60    WisdomTree Trust

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree, Inc., its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Dividends are not guaranteed, and a company currently paying dividends may cease paying dividends at any time. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Indexes are unmanaged and you cannot invest directly in an index.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC.

[Items 8-11 included in “Semi-Annual Financial Statements and Other Information”, filed as part of Item 7 above]

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by the Shareholder Reports that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1)	Code of Ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		WisdomTree Trust

By	(Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)
Date:	December 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)
Date:	December 6, 2024

By	(Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)
Date:	December 6, 2024